UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Income Opportunities ETF
FCEF | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Income Opportunities ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCEF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Income Opportunities ETF	$43(1)	0.85%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$43,148,406
Total number of portfolio holdings	55
Portfolio turnover rate	7%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments and percentage of net assets, respectively, of the Fund.
Top Ten Holdings
Eaton Vance Tax-Advantaged Global Dividend Income Fund	4.0%
Invesco Variable Rate Investment Grade ETF	3.8%
abrdn Healthcare Opportunities Fund	3.6%
abrdn Healthcare Investors	3.4%
abrdn Global Infrastructure Income Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.2%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.2%
Source Capital, Inc.	3.1%
FS Credit Opportunities Corp.	3.1%
Fund Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCEF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Flexible Municipal
High Income ETF
MFLX | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Flexible Municipal High Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MFLX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Flexible Municipal High Income ETF	$37(1)	0.75%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$14,699,632
Total number of portfolio holdings	67
Portfolio turnover rate	6%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Municipal Bonds	90.2%
Closed-End Funds	8.0%
Net Other Assets and Liabilities	1.8%
Total	100.0%
Credit Quality (1)
(1) This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MFLX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Low Duration
Strategic Focus ETF
LDSF | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Low Duration Strategic Focus ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LDSF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Strategic Focus ETF	$10(1)	0.20%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$117,310,236
Total number of portfolio holdings	8
Portfolio turnover rate	27%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LDSF to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Active Factor Large Cap ETF
AFLG | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Active Factor Large Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Large Cap ETF	$28	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$195,665,370
Total number of portfolio holdings	262
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Apple, Inc.	7.6%
NVIDIA Corp.	4.7%
Microsoft Corp.	4.1%
Meta Platforms, Inc., Class A	2.5%
Amazon.com, Inc.	2.1%
Alphabet, Inc., Class A	1.8%
Broadcom, Inc.	1.2%
Walmart, Inc.	1.0%
Hartford Financial Services Group (The), Inc.	1.0%
Cisco Systems, Inc.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AFLG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Active Factor Mid Cap ETF
AFMC | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Active Factor Mid Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFMC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Mid Cap ETF	$32	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$42,843,143
Total number of portfolio holdings	252
Portfolio turnover rate	19%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sprouts Farmers Market, Inc.	1.5%
United Therapeutics Corp.	1.5%
Unum Group	1.4%
Old Republic International Corp.	1.3%
Exelixis, Inc.	1.2%
MGIC Investment Corp.	1.1%
Allison Transmission Holdings, Inc.	1.1%
Toll Brothers, Inc.	1.1%
InterDigital, Inc.	1.1%
EMCOR Group, Inc.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AFMC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Active Factor Small Cap ETF
AFSM | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Active Factor Small Cap ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Small Cap ETF	$36	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$33,386,178
Total number of portfolio holdings	316
Portfolio turnover rate	30%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
InterDigital, Inc.	1.4%
Corcept Therapeutics, Inc.	1.2%
Carpenter Technology Corp.	1.2%
Bancorp (The), Inc.	1.1%
SkyWest, Inc.	1.1%
Sprouts Farmers Market, Inc.	1.0%
Catalyst Pharmaceuticals, Inc.	1.0%
Alkermes PLC	0.9%
Preferred Bank	0.9%
Archrock, Inc.	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AFSM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Innovation Leaders ETF
ILDR | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Innovation Leaders ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ILDR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Innovation Leaders ETF	$39	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$66,140,757
Total number of portfolio holdings	67
Portfolio turnover rate	23%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	6.7%
Amazon.com, Inc.	6.6%
Oracle Corp.	5.5%
Microsoft Corp.	4.6%
Eli Lilly & Co.	4.4%
Uber Technologies, Inc.	3.2%
Meta Platforms, Inc., Class A	3.2%
Broadcom, Inc.	3.1%
ServiceNow, Inc.	2.9%
Constellation Energy Corp.	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ILDR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Expanded Technology ETF
XPND | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Expanded Technology ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XPND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Expanded Technology ETF	$34	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$27,654,113
Total number of portfolio holdings	51
Portfolio turnover rate	39%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Broadcom, Inc.	5.5%
Meta Platforms, Inc., Class A	5.2%
Visa, Inc., Class A	5.1%
Netflix, Inc.	4.9%
T-Mobile US, Inc.	4.9%
Cisco Systems, Inc.	4.8%
Mastercard, Inc., Class A	4.8%
International Business Machines Corp.	4.6%
Apple, Inc.	4.5%
Walt Disney (The) Co.	4.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XPND to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Multi-Strategy Alternative ETF
LALT | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Multi-Strategy Alternative ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LALT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Alternative ETF	$10(1)	0.20%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$15,942,984
Total number of portfolio holdings	8
Portfolio turnover rate	5%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Net Other Assets and Liabilities	0.1%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LALT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

FT Vest U.S. Equity Buffer ETF - January
FJAN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - January (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - January	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$943,890,666
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.6%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Deep Buffer ETF - January
DJAN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - January (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - January	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$344,748,944
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	101.2%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - February
FFEB | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - February	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$904,954,193
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	102.9%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Deep Buffer ETF - February
DFEB | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - February	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$291,562,472
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	101.5%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - March
FMAR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - March	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$813,773,855
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	101.1%
Written Options	(1.3%)
Net Other Assets and Liabilities	(0.2%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Deep Buffer ETF - March
DMAR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - March	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$258,545,669
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.0%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - April
FAPR | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - April	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$749,687,086
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	103.7%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Deep
Buffer ETF - April
DAPR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - April	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$263,372,763
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	105.2%
Written Options	(5.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - May
FMAY | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - May	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$874,678,018
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.3%
Written Options	(1.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Deep Buffer ETF - May
DMAY | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - May	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$228,286,860
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.4%
Written Options	(1.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - June
FJUN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - June	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$933,008,222
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.0%
Written Options	(1.5%)
Net Other Assets and Liabilities	(0.2%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Deep Buffer ETF - June
DJUN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - June	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$239,963,041
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.0%
Written Options	(1.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - July
FJUL | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - July	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$961,735,263
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.3%
Written Options	(1.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Deep Buffer ETF - July
DJUL | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - July	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$342,201,980
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.4%
Written Options	(1.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - August
FAUG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - August	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$905,531,452
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.8%
Written Options	(2.4%)
Net Other Assets and Liabilities	(0.2%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Deep Buffer ETF - August
DAUG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - August	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$315,138,594
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.9%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - September
FSEP | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - September	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$861,108,909
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.8%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Deep Buffer ETF - September
DSEP | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - September	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$253,259,846
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.8%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - October
FOCT | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - October (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - October	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$866,232,920
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.7%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Deep Buffer ETF - October
DOCT | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - October (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - October	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$302,930,660
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	101.0%
Written Options	(1.8%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - November
FNOV | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - November	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$956,335,290
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.2%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Deep Buffer ETF - November
DNOV | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - November	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$325,997,408
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.2%
Written Options	(2.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer ETF - December
FDEC | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - December	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$1,013,762,224
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.2%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Deep Buffer ETF - December
DDEC | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - December	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$332,163,639
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	101.2%
Written Options	(2.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Buffered Allocation Defensive ETF
BUFT | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Buffered Allocation Defensive ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Defensive ETF	$10(1)	0.20%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$123,944,964
Total number of portfolio holdings	8
Portfolio turnover rate	179%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.

FT Vest Buffered Allocation Growth ETF
BUFG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Buffered Allocation Growth ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Growth ETF	$10(1)	0.20%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$262,291,063
Total number of portfolio holdings	8
Portfolio turnover rate	89%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.

FT Vest Nasdaq-100® Conservative Buffer ETF - January
QCJA | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - January (the “Fund”) for the period of January 17, 2025 (commencement of investment operations) to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$11(1)	0.90%(2)
(1)	The Fund commenced investment operations on January 17, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$39,454,865
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.7%
Written Options	(4.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCJA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - January
XJAN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$36,468,790
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	109.5%
Written Options	(10.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Moderate
Buffer ETF - February
QMFE | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - February (the “Fund”) for the period of February 21, 2025 (commencement of investment operations) to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMFE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - February	$2(1)	0.90%(2)
(1)	The Fund commenced investment operations on February 21, 2025. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$17,748,016
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.4%
Written Options	(5.5%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMFE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - February
XFEB | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$32,939,362
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	110.4%
Written Options	(11.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest International Equity Moderate
Buffer ETF - March
YMAR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - March	$44	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$103,324,092
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	99.8%
Written Options	(0.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Buffer ETF - March
QMAR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - March	$46	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$442,624,873
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	100.6%
Written Options	(0.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - March
XMAR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$167,060,857
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	119.6%
Written Options	(19.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Conservative Buffer ETF - April
QCAP | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - April	$46	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$29,123,257
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	108.2%
Written Options	(8.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCAP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
XAPR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$44,222,899
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	126.4%
Written Options	(26.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Moderate
Buffer ETF - May
QMMY | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMMY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - May	$46	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$41,401,579
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	102.6%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMMY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
XMAY | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$34,380,286
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	116.2%
Written Options	(16.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest International Equity Moderate Buffer ETF - June
YJUN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - June	$45	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$164,500,009
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	100.1%
Written Options	(0.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Buffer ETF - June
QJUN | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - June	$46	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$494,178,767
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	101.0%
Written Options	(1.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - June
XJUN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$160,570,675
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	112.9%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Conservative Buffer ETF - July
QCJL | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - July	$46	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$55,900,762
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.6%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCJL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - July
XJUL | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$44,934,678
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	112.9%
Written Options	(13.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Moderate
Buffer ETF - August
QMAG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - August	$46	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$28,375,244
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.4%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMAG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - August
XAUG | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$31,164,022
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	113.4%
Written Options	(14.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest International Equity Moderate Buffer ETF - September
YSEP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - September	$44	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$84,983,798
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	100.7%
Written Options	(1.5%)
Net Other Assets and Liabilities	0.1%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Buffer ETF - September
QSPT | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QSPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - September	$46	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$376,620,469
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.2%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QSPT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Enhance
& Moderate Buffer ETF - September
XSEP | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$110,318,688
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	111.6%
Written Options	(12.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Conservative Buffer ETF - October
QCOC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - October	$33(1)	0.90%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$34,461,291
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.7%
Written Options	(4.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QCOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - October
XOCT | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$65,827,358
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	109.0%
Written Options	(9.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Moderate
Buffer ETF - November
QMNV | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - November (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - November	$26(1)	0.90%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$46,729,847
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.9%
Written Options	(4.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QMNV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - November
XNOV | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$21,540,635
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	109.7%
Written Options	(10.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest International Equity Moderate
Buffer ETF - December
YDEC | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - December	$44	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$62,584,563
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.3%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/YDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI EAFE ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Nasdaq-100® Buffer ETF - December
QDEC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - December	$46	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$529,173,830
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	104.1%
Written Options	(5.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/QDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Enhance & Moderate Buffer ETF - December
XDEC | Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$233,678,405
Total number of portfolio holdings	6
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	109.5%
Written Options	(10.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Laddered International Moderate Buffer ETF
BUFY | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Laddered International Moderate Buffer ETF (the “Fund”) for the period of September 25, 2024 (commencement of investment operations) to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered International Moderate Buffer ETF	$4(1) (2)	0.10%(1) (3)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	The Fund commenced investment operations on September 25, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(3)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$13,747,152
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.

FT Vest Laddered Buffer ETF
BUFR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Laddered Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$6,487,455,844
Total number of portfolio holdings	13
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.

FT Vest Laddered Deep Buffer ETF
BUFD | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Laddered Deep Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Deep Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$1,213,007,783
Total number of portfolio holdings	13
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.

FT Vest Laddered Nasdaq Buffer ETF
BUFQ | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Laddered Nasdaq Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Nasdaq Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$926,734,033
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFQ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, or Nasdaq, Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the Invesco QQQ TrustSM, Series 1. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.

FT Vest U.S. Equity
Moderate Buffer ETF - January
GJAN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - January (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - January	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$384,211,695
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.4%
Written Options	(3.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GJAN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - February
GFEB | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - February	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$298,874,159
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.8%
Written Options	(3.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Small Cap
Moderate Buffer ETF - February
SFEB | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - February (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - February	$45	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$65,215,861
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	104.4%
Written Options	(5.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SFEB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer & Premium Income ETF - March
XIMR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - March	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$30,288,887
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.3%
Purchased Options	114.6%
Written Options	(15.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XIMR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - March
GMAR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - March (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - March	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$288,839,123
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	102.7%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GMAR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - April
GAPR | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - April (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - April	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$245,128,579
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	105.7%
Written Options	(6.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GAPR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - May
GMAY | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - May	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$218,016,804
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	102.4%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Small Cap
Moderate Buffer ETF - May
SMAY | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - May (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - May	$45	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$73,345,564
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	100.3%
Written Options	(0.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SMAY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Buffer & Premium Income ETF - June
XIJN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$9,246,289
Total number of portfolio holdings	9
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	2.1%
Money Market Funds	1.0%
Purchased Options	108.8%
Written Options	(11.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XIJN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - June
GJUN | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - June (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - June	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$278,169,431
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	101.6%
Written Options	(2.1%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GJUN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - July
GJUL | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - July (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - July	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$283,833,235
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.0%
Written Options	(2.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GJUL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - August
GAUG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - August	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$191,042,921
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	102.6%
Written Options	(3.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Small Cap
Moderate Buffer ETF - August
SAUG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - August (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - August	$45	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$80,566,364
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	101.6%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SAUG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Buffer & Premium Income ETF - September
XISE | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XISE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - September	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$69,779,265
Total number of portfolio holdings	12
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	3.3%
Money Market Funds	1.1%
Purchased Options	106.0%
Written Options	(10.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XISE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - September
GSEP | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - September (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - September	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$206,714,938
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	102.4%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - October
GOCT | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - October (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - October	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$211,642,735
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.8%
Written Options	(2.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GOCT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - November
GNOV | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - November	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$280,075,429
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.2%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Small Cap
Moderate Buffer ETF - November
SNOV | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - November (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - November	$45	0.90%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$112,076,206
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.1%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SNOV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Buffer & Premium Income ETF - December
XIDE | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - December	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$23,477,175
Total number of portfolio holdings	14
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	5.2%
Money Market Funds	1.5%
Purchased Options	103.2%
Written Options	(9.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/XIDE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity
Moderate Buffer ETF - December
GDEC | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - December (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - December	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$451,571,338
Total number of portfolio holdings	5
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.2%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/GDEC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLexible EXchange® Options (“FLEX Options”). The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Laddered Moderate Buffer ETF
BUFZ | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Laddered Moderate Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Moderate Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$405,860,553
Total number of portfolio holdings	13
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.

FT Vest Laddered Small Cap Moderate Buffer ETF
BUFS | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the FT Vest Laddered Small Cap Moderate Buffer ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Small Cap Moderate Buffer ETF	$5(1)	0.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$68,216,745
Total number of portfolio holdings	5
Portfolio turnover rate	1%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/BUFS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, or Russell (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or results to be obtained by the Fund, shareholders or any other person or entity from use of the iShares Russell 2000 ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund.

First Trust SkyBridge
Crypto Industry and Digital Economy ETF
CRPT | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CRPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SkyBridge Crypto Industry and Digital Economy ETF	$48	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$84,520,198
Total number of portfolio holdings	30
Portfolio turnover rate	167%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Galaxy Digital Holdings Ltd.	12.0%
Coinbase Global, Inc., Class A	11.6%
iShares Bitcoin Trust ETF	5.2%
Fidelity Wise Origin Bitcoin Fund	4.7%
IREN, Ltd.	4.3%
MARA Holdings, Inc.	4.3%
Cipher Mining, Inc.	4.3%
Cleanspark, Inc.	4.3%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., Class A	4.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/CRPT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Multi-Manager
Large Growth ETF
MMLG | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Multi-Manager Large Growth ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Large Growth ETF	$44	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$76,199,677
Total number of portfolio holdings	79
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	7.3%
Amazon.com, Inc.	6.0%
Microsoft Corp.	5.4%
Apple, Inc.	5.3%
Meta Platforms, Inc., Class A	4.8%
ServiceNow, Inc.	3.4%
Broadcom, Inc.	3.3%
Netflix, Inc.	3.1%
Atlassian Corp., Class A	3.1%
Spotify Technology S.A.	3.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MMLG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Multi-Manager
Small Cap Opportunities ETF
MMSC | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Small Cap Opportunities ETF	$47	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$24,587,203
Total number of portfolio holdings	209
Portfolio turnover rate	42%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
CyberArk Software Ltd.	2.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.0%
BellRing Brands, Inc.	1.8%
Palomar Holdings, Inc.	1.4%
Kratos Defense & Security Solutions, Inc.	1.1%
Sprouts Farmers Market, Inc.	1.1%
TechnipFMC PLC	1.0%
Clearwater Analytics Holdings, Inc., Class A	1.0%
HealthEquity, Inc.	1.0%
Globus Medical, Inc., Class A	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MMSC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust TCW Opportunistic
Fixed Income ETF
FIXD | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust TCW Opportunistic Fixed Income ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Opportunistic Fixed Income ETF	$32	0.64%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$4,322,788,438
Total number of portfolio holdings	842
Portfolio turnover rate	214%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.00%, 02/28/30	7.0%
U.S. Treasury Bond, 4.63%, 11/15/44	4.7%
U.S. Treasury Note, 4.25%, 01/31/30	4.6%
U.S. Treasury Bond, 4.63%, 02/15/55	3.8%
U.S. Treasury Note, 4.63%, 02/15/35	2.7%
U.S. Treasury Note, 4.25%, 02/15/28	2.1%
Federal National Mortgage Association, Pool TBA, 3.50%, 03/15/55	2.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%	1.8%
U.S. Treasury Note, 4.13%, 02/28/27	1.3%
Government National Mortgage Association, Pool TBA, 5.00%, 03/15/55	1.3%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FIXD to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust TCW Unconstrained Plus
Bond ETF
UCON | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust TCW Unconstrained Plus Bond ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UCON. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Unconstrained Plus Bond ETF	$43	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$3,486,384,021
Total number of portfolio holdings	1,093
Portfolio turnover rate	128%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.00%, 02/28/30	12.0%
U.S. Treasury Note, 4.25%, 01/31/30	7.4%
Government National Mortgage Association, Pool TBA, 5.50%, 03/15/55	1.4%
Government National Mortgage Association, Pool TBA, 5.00%, 03/15/55	1.1%
Federal National Mortgage Association, Pool TBA, 4.50%, 04/15/55	1.1%
Federal National Mortgage Association, Pool TBA, 2.50%, 03/15/55	1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%	0.9%
Federal National Mortgage Association, Series 2024-82, Class CF, 5.70%, 11/25/54	0.9%
Federal National Mortgage Association, Pool TBA, 3.50%, 03/15/55	0.9%
Federal National Mortgage Association, Pool TBA, 5.00%, 03/15/55	0.8%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/UCON to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust TCW Securitized Plus ETF
DEED | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust TCW Securitized Plus ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DEED. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Securitized Plus ETF	$37	0.75%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$76,446,266
Total number of portfolio holdings	299
Portfolio turnover rate	69%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Government National Mortgage Association, Pool TBA, 4.00%, 03/15/55	1.9%
Government National Mortgage Association, Pool TBA, 5.50%, 03/15/55	1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%	1.7%
U.S. Treasury Note, 4.13%, 02/28/27	1.5%
U.S. Treasury Bill, 0.00%, 04/22/25	1.3%
Federal Home Loan Mortgage Corporation, Pool QD7088, 2.00%, 02/01/52	1.2%
Federal National Mortgage Association, Pool FS0139, 2.50%, 01/01/52	1.2%
Government National Mortgage Association, Pool TBA, 2.00%, 03/15/55	1.2%
Government National Mortgage Association, Pool TBA, 2.50%, 03/15/55	1.1%
Federal National Mortgage Association, Pool BV8477, 3.00%, 05/01/52	1.1%
Credit Quality (1)
Any amount shown as 0.0% represents less than 0.1%.
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DEED to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust TCW Emerging Markets Debt ETF
EFIX | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about the First Trust TCW Emerging Markets Debt ETF (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EFIX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust TCW Emerging Markets Debt ETF	$48	0.95%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of February 28, 2025)
Fund net assets	$41,240,400
Total number of portfolio holdings	195
Portfolio turnover rate	55%
WHAT DID THE FUND INVEST IN? (As of February 28, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Senegal Government International Bond, Series 7Y, 7.75%, 06/10/31	1.8%
Saudi Government International Bond, 5.00%, 01/16/34	1.8%
Saudi Government International Bond, 5.75%, 01/16/54	1.7%
Oman Government International Bond, 6.25%, 01/25/31	1.5%
Gabon Government International Bond, 6.63%, 02/06/31	1.4%
Egypt Government International Bond, 7.30%, 09/30/33	1.3%
Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/38	1.3%
Senegal Government International Bond, 6.25%, 05/23/33	1.2%
Israel Government International Bond, Series 10Y, 5.50%, 03/12/34	1.2%
Mexico Government International Bond, 6.35%, 02/09/35	1.1%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under “Government/Agency.” Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EFIX to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VIII (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

First Trust Income Opportunities ETF (FCEF)
First Trust Flexible Municipal High Income ETF (MFLX)
First Trust Low Duration Strategic Focus ETF (LDSF)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 93.1%
	Capital Markets — 93.1%
79,337	abrdn Global Infrastructure Income Fund	$1,427,273
84,943	abrdn Healthcare Investors	1,461,020
73,894	abrdn Healthcare Opportunities Fund	1,556,208
15,495	abrdn Life Sciences Investors	208,253
28,933	Adams Natural Resources Fund, Inc.	645,949
48,438	Angel Oak Financial Strategies Income Term Trust	651,733
54,412	BlackRock Capital Allocation Term Trust	835,224
39,999	BlackRock Credit Allocation Income Trust	433,989
31,447	BlackRock Enhanced Large Cap Core Fund, Inc.	637,745
5,277	BlackRock Health Sciences Trust	212,821
19,854	BlackRock Multi-Sector Income Trust	291,655
34,633	BlackRock Resources & Commodities Strategy Trust	312,390
31,894	BlackRock Science & Technology Trust	1,163,174
12,139	BlackRock Utilities Infrastructure & Power Opportunities Trust	274,827
33,150	Blackstone Strategic Credit 2027 Term Fund	408,739
56,970	Brookfield Real Assets Income Fund, Inc.	760,549
18,196	Central Securities Corp.	853,574
6,618	ClearBridge Energy Midstream Opportunity Fund, Inc.	326,731
43,665	Cohen & Steers Infrastructure Fund, Inc.	1,076,342
49,851	Cohen & Steers REIT and Preferred and Income Fund, Inc.	1,114,668
5,737	DoubleLine Yield Opportunities Fund	93,456
20,433	Duff & Phelps Utility and Infrastructure Fund, Inc.	243,357
48,768	Eaton Vance Short Duration Diversified Income Fund	545,714
57,411	Eaton Vance Tax-Advantaged Dividend Income Fund	1,375,568
91,419	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,720,506
53,950	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,370,869
Shares	Description	Value

	Capital Markets (Continued)
190,122	FS Credit Opportunities Corp.	$1,327,052
51,944	Gabelli Dividend & Income (The) Trust	1,288,731
16,566	General American Investors Co., Inc.	843,044
59,219	John Hancock Tax-Advantaged Dividend Income Fund	1,391,646
40,952	Kayne Anderson Energy Infrastructure Fund	522,957
195,576	Nuveen Credit Strategies Income Fund	1,085,447
10,632	Nuveen Mortgage and Income Fund	202,540
34,557	Nuveen Multi-Asset Income Fund	434,381
16,089	Nuveen NASDAQ 100 Dynamic Overwrite Fund	416,866
135,074	Nuveen Preferred & Income Opportunities Fund	1,080,592
51,246	Nuveen Real Asset Income and Growth Fund	667,223
27,073	Nuveen Taxable Municipal Income Fund	441,290
50,861	Nuveen Variable Rate Preferred & Income Fund	961,273
80,302	PGIM Global High Yield Fund, Inc.	1,071,229
12,977	PIMCO Access Income Fund	210,357
65,132	PIMCO Dynamic Income Opportunities Fund	916,407
30,395	PIMCO Dynamic Income Strategy Fund	765,954
22,696	Reaves Utility Income Fund	745,791
21,581	Royce Micro-Cap Trust, Inc.	200,487
48,261	Royce Small-Cap Trust, Inc.	735,498
31,597	Source Capital, Inc.	1,342,872
36,761	Tri-Continental Corp.	1,178,558
18,580	Virtus Artificial Intelligence & Technology Opportunities Fund	442,947
62,361	Western Asset Diversified Income Fund	935,415
77,252	Western Asset High Income Opportunity Fund, Inc.	312,098
74,896	Western Asset Inflation-Linked Opportunities & Income Fund	655,340
	Total Closed-End Funds	40,178,329
	(Cost $39,479,788)
See Notes to Financial Statements

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 4.0%
	Capital Markets — 4.0%
64,790	Invesco Variable Rate Investment Grade ETF	$1,627,525
5,065	Tortoise Power And Energy Infrastructure Fund	105,327
	Total Exchange-Traded Funds	1,732,852
	(Cost $1,693,110)
MONEY MARKET FUNDS — 2.7%
1,132,679	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (a)	1,132,679
	(Cost $1,132,679)

	Total Investments — 99.8%	43,043,860
	(Cost $42,305,577)
	Net Other Assets and Liabilities — 0.2%	104,546
	Net Assets — 100.0%	$43,148,406

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$ 40,178,329	$ 40,178,329	$ —	$ —
Exchange-Traded Funds*	1,732,852	1,732,852	—	—
Money Market Funds	1,132,679	1,132,679	—	—
Total Investments	$43,043,860	$43,043,860	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 90.2%
	Alabama — 5.0%
$250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	$251,634
450,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/44	487,013
				738,647
	Arizona — 3.2%
275,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/37	261,103
250,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	207,674
				468,777
	Arkansas — 0.7%
100,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	103,855
	California — 5.2%
225,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AGM, AMT	4.38%	07/01/49	223,076
300,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.25%	11/15/53	313,871
250,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	223,066
				760,013
	Colorado — 3.0%
250,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	236,464
200,000	Denver City & Cnty CO Spl Facs Arpt Rev Ref United Airls Inc Proj, AMT	5.00%	10/01/32	200,085
				436,549
	Florida — 11.9%
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	5.13%	06/15/32	261,787
275,000	Capital Projs Fin Auth FL Eductnl Facs Rev Kissimmee Chrt Acdmy Proj (a)	6.50%	06/15/54	290,490
250,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/41	232,371
225,000	Cypress Mill CDD FL Spl Assmnt 2023 Proj	5.00%	05/01/43	231,221
250,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	252,098
250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	260,332
250,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	215,787
				1,744,086
	Georgia — 2.7%
150,000	Bartow Cnty GA Dev Auth Solidwaste Disp Fac Rev Var GA Pwr Co Plant Bowen Proj, AMT (b)	1.75%	11/01/62	150,000
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	251,413
				401,413
	Guam — 1.8%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	260,754
	Illinois — 3.8%
300,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	314,427
250,000	IL St, Ser B	4.00%	12/01/37	250,449
				564,876
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana — 4.0%
$250,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.75%	03/01/54	$266,736
300,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	321,913
				588,649
	Iowa — 3.5%
260,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	233,232
250,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	288,530
				521,762
	Kansas — 1.8%
250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	262,950
	Missouri — 1.7%
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	244,327
	Montana — 1.4%
250,000	MT St Brd of Hsg Sf Mtge Ref, Ser A-1	2.80%	12/01/39	212,739
	New Hampshire — 2.1%
300,000	NH St Busn Fin Auth Wtr Fac Rev Pennichuck Wtr Wks Inc Proj, Ser A, AMT	5.38%	04/01/49	308,354
	New York — 7.7%
300,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	328,074
250,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	276,064
250,000	NY St Thruway Auth Ref, Ser P	5.25%	01/01/54	269,747
250,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	258,423
				1,132,308
	North Carolina — 1.6%
250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs for the Aging Ref, Ser A	4.00%	03/01/41	236,226
	Ohio — 1.8%
250,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/55	268,245
	Oregon — 1.7%
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	250,887
	Pennsylvania — 1.7%
250,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/37	252,163
	Puerto Rico — 3.4%
250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	250,823
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Converted, Ser A-2	4.33%	07/01/40	249,376
				500,199
	South Carolina — 5.6%
250,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev Ref Var, Ser B-1 (Mandatory put 03/01/31)	5.25%	02/01/54	269,865
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$280,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	$272,934
250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Obligated Grp, Ser A	5.50%	11/01/50	276,031
				818,830
	Texas — 3.5%
250,000	Georgetown TX Util Sys Rev, BAM	4.00%	08/15/49	233,600
250,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	278,897
				512,497
	Vermont — 2.0%
300,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	292,917
	Virginia — 1.8%
250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA, Ser A	5.50%	12/01/54	263,721
	Washington — 4.0%
300,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	316,501
250,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/59	267,106
				583,607
	Wisconsin — 3.6%
250,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	221,616
300,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (a)	5.00%	06/01/41	311,533
				533,149
	Total Municipal Bonds			13,262,500
	(Cost $12,736,684)

Shares	Description	Value
CLOSED-END FUNDS — 8.0%
	Capital Markets — 8.0%
1,619	BlackRock Municipal Income Quality Trust	18,214
4,815	BlackRock Municipal Income Trust	49,209
10,508	BlackRock Municipal Income Trust II	113,696
2,770	BlackRock MuniHoldings Fund, Inc.	33,517
4,621	BlackRock MuniYield Quality Fund II, Inc.	47,920
6,499	BlackRock MuniYield Quality Fund III, Inc.	73,374
1,838	BlackRock MuniYield Quality Fund, Inc.	22,185
5,360	Eaton Vance Municipal Income Trust	57,620
3,721	Invesco Municipal Trust	37,470
7,436	Invesco Quality Municipal Income Trust	74,955
7,822	Invesco Trust for Investment Grade Municipals	80,175
9,457	Nuveen AMT-Free Municipal Credit Income Fund	122,090
14,622	Nuveen AMT-Free Quality Municipal Income Fund	169,615
6,626	Nuveen Municipal Credit Income Fund	84,018
See Notes to Financial Statements

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
6,468	Nuveen Quality Municipal Income Fund	$77,357
10,832	Western Asset Managed Municipals Fund, Inc.	113,953
	Total Closed-End Funds	1,175,368
	(Cost $1,223,149)

	Total Investments — 98.2%	14,437,868
	(Cost $13,959,833)
	Net Other Assets and Liabilities — 1.8%	261,764
	Net Assets — 100.0%	$14,699,632

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2025, securities noted as such amounted to $1,787,737 or 12.2% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
COPS	– Certificates of Participation

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$13,262,500	$—	$13,262,500	$—
Closed-End Funds**	1,175,368	1,175,368	—	—
Total Investments	$14,437,868	$1,175,368	$13,262,500	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
169,210	First Trust Core Investment Grade ETF	$3,561,871
116,702	First Trust Enhanced Short Maturity ETF	6,983,448
155,500	First Trust Institutional Preferred Securities and Income ETF	2,935,840
2,312,086	First Trust Limited Duration Investment Grade Corporate ETF	43,952,755
836,314	First Trust Low Duration Opportunities ETF	41,096,470
201,246	First Trust Senior Loan Fund	9,249,266
225,131	First Trust Tactical High Yield ETF	9,378,957
	Total Exchange-Traded Funds	117,158,607
	(Cost $118,069,436)
MONEY MARKET FUNDS — 0.1%
146,168	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (b)	146,168
	(Cost $146,168)

	Total Investments — 100.0%	117,304,775
	(Cost $118,215,604)
	Net Other Assets and Liabilities — 0.0%	5,461
	Net Assets — 100.0%	$117,310,236

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 117,158,607	$ 117,158,607	$ —	$ —
Money Market Funds	146,168	146,168	—	—
Total Investments	$117,304,775	$117,304,775	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	First Trust Income Opportunities ETF (FCEF)	First Trust Flexible Municipal High Income ETF (MFLX)	First Trust Low Duration Strategic Focus ETF (LDSF)
ASSETS:
Investments, at value - Unaffiliated	$43,043,860	$14,437,868	$146,168
Investments, at value - Affiliated	—	—	117,158,607
Total investments, at value	43,043,860	14,437,868	117,304,775
Cash	—	80,842	—
Receivables:
Dividends	128,442	5,186	24,215
Securities lending income	4,142	—	—
Interest	—	184,137	—
Total Assets	43,176,444	14,708,033	117,328,990

LIABILITIES:
Investment advisory fees payable	28,038	8,401	18,754
Total Liabilities	28,038	8,401	18,754
NET ASSETS	$43,148,406	$14,699,632	$117,310,236

NET ASSETS consist of:
Paid-in capital	$42,154,812	$17,986,365	$131,086,518
Par value	19,550	8,500	62,000
Accumulated distributable earnings (loss)	974,044	(3,295,233)	(13,838,282)
NET ASSETS	$43,148,406	$14,699,632	$117,310,236
NET ASSET VALUE, per share	$22.07	$17.29	$18.92
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,955,000	850,002	6,200,002
Investments, at cost - Unaffiliated	$42,305,577	$13,959,833	$146,168
Investments, at cost - Affiliated	$—	$—	$118,069,436
Total investments, at cost	$42,305,577	$13,959,833	$118,215,604
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

	First Trust Income Opportunities ETF (FCEF)	First Trust Flexible Municipal High Income ETF (MFLX)	First Trust Low Duration Strategic Focus ETF (LDSF)
INVESTMENT INCOME:
Dividends - Unaffiliated	$1,785,288	$41,025	$60,730
Dividends - Affiliated	—	—	2,953,149
Interest	—	317,283	—
Total investment income	1,785,288	358,308	3,013,879

EXPENSES:
Investment advisory fees	169,761	56,491	128,208
Total expenses	169,761	56,491	128,208
NET INVESTMENT INCOME (LOSS)	1,615,527	301,817	2,885,671

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(18,539)	(29,598)	86,690
Investments - Affiliated	—	—	(1,294,399)
In-kind redemptions - Unaffiliated	126,174	—	62,031
In-kind redemptions - Affiliated	—	—	881,491
Futures contracts	—	(5,229)	—
Net realized gain (loss)	107,635	(34,827)	(264,187)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(8,887)	(25,995)	(232,147)
Investments - Affiliated	—	—	(38,181)
Net change in unrealized appreciation (depreciation)	(8,887)	(25,995)	(270,328)
NET REALIZED AND UNREALIZED GAIN (LOSS)	98,748	(60,822)	(534,515)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,714,275	$240,995	$2,351,156
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Income Opportunities ETF (FCEF)		First Trust Flexible Municipal High Income ETF (MFLX)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$1,615,527	$1,545,620	$301,817	$565,076
Net realized gain (loss)	107,635	56,172	(34,827)	(65,520)
Net change in unrealized appreciation (depreciation)	(8,887)	4,538,007	(25,995)	953,905
Net increase (decrease) in net assets resulting from operations	1,714,275	6,139,799	240,995	1,453,461

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,475,550)	(2,234,763)	(301,876)	(553,651)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,506,475	10,251,554	—	4,152,975
Cost of shares redeemed	(1,093,381)	(3,833,867)	(874,035)	(1,711,599)
Net increase (decrease) in net assets resulting from shareholder transactions	4,413,094	6,417,687	(874,035)	2,441,376
Total increase (decrease) in net assets	4,651,819	10,322,723	(934,916)	3,341,186

NET ASSETS:
Beginning of period	38,496,587	28,173,864	15,634,548	12,293,362
End of period	$43,148,406	$38,496,587	$14,699,632	$15,634,548

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,755,000	1,455,000	900,002	750,002
Shares sold	250,000	500,000	—	250,000
Shares redeemed	(50,000)	(200,000)	(50,000)	(100,000)
Shares outstanding, end of period	1,955,000	1,755,000	850,002	900,002
See Notes to Financial Statements

First Trust Low Duration Strategic Focus ETF (LDSF)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$2,885,671	$5,935,029
(264,187)	(1,865,029)
(270,328)	5,731,733
2,351,156	9,801,733

(2,898,001)	(5,907,183)

11,318,457	71,062,021
(46,613,670)	(58,910,325)
(35,295,213)	12,151,696
(35,842,058)	16,046,246

153,152,294	137,106,048
$117,310,236	$153,152,294

8,050,002	7,400,002
600,000	3,800,000
(2,450,000)	(3,150,000)
6,200,002	8,050,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Income Opportunities ETF (FCEF)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.94	$19.36	$20.67	$25.70	$20.12	$21.75
Income from investment operations:
Net investment income (loss)	0.88 (a)	1.02 (a)	0.79 (a)	0.87	0.65	0.82
Net realized and unrealized gain (loss)	0.06	3.04	(0.69) (b)	(4.53)	6.07	(1.29)
Total from investment operations	0.94	4.06	0.10	(3.66)	6.72	(0.47)
Distributions paid to shareholders from:
Net investment income	(0.81)	(1.43)	(1.36)	(1.26)	(0.84)	(1.10)
Net realized gain	—	(0.05)	(0.05)	(0.11)	(0.30)	(0.06)
Total distributions	(0.81)	(1.48)	(1.41)	(1.37)	(1.14)	(1.16)
Net asset value, end of period	$22.07	$21.94	$19.36	$20.67	$25.70	$20.12
Total return (c)	4.34%	21.94%	0.68% (b)	(14.62)%	34.19%	(2.04)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$43,148	$38,497	$28,174	$28,005	$38,675	$33,301
Ratio of total expenses to average net assets (d)	0.85% (e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (d)	8.09% (e)	5.07%	4.06%	3.87%	2.79%	4.01%
Portfolio turnover rate (f)	7%	14%	16%	16%	8%	6%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $7, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Flexible Municipal High Income ETF (MFLX)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.37	$16.39	$16.79	$21.56	$19.21	$19.61
Income from investment operations:
Net investment income (loss)	0.34 (a)	0.63 (a)	0.61 (a)	0.67	0.70	0.68
Net realized and unrealized gain (loss)	(0.07)	0.97	(0.37)	(4.68)	2.39	(0.48)
Total from investment operations	0.27	1.60	0.24	(4.01)	3.09	0.20
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.62)	(0.62)	(0.72)	(0.74)	(0.60)
Net realized gain	—	—	—	(0.03)	(0.00) (b)	—
Return of capital	—	—	(0.02)	(0.01)	—	—
Total distributions	(0.35)	(0.62)	(0.64)	(0.76)	(0.74)	(0.60)
Net asset value, end of period	$17.29	$17.37	$16.39	$16.79	$21.56	$19.21
Total return (c)	1.60%	9.97%	1.48%	(18.91)%	16.37%	1.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,700	$15,635	$12,293	$14,272	$18,328	$8,646
Ratio of total expenses to average net assets (d)	0.75% (e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net expenses to average net assets (d)	0.75% (e)	0.75%	0.63%	0.69%	—	—
Ratio of net investment income (loss) to average net assets (d)	4.01% (e)	3.78%	3.73%	3.55%	3.57%	3.49%
Portfolio turnover rate (f)	6%	51%	27%	109% (g)	17%	7%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	The variation in the portfolio turnover rate is due to the change in the Fund’s investment strategy effective April 14, 2022, which resulted in a rebalance of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Low Duration Strategic Focus ETF (LDSF)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.03	$18.53	$18.82	$20.23	$20.42	$20.50
Income from investment operations:
Net investment income (loss)	0.42 (a)	0.86 (a)	0.72 (a)	0.29	0.38	0.49
Net realized and unrealized gain (loss)	(0.10)	0.49	(0.33)	(1.29)	(0.06)	(0.07)
Total from investment operations	0.32	1.35	0.39	(1.00)	0.32	0.42
Distributions paid to shareholders from:
Net investment income	(0.43)	(0.85)	(0.68)	(0.35)	(0.51)	(0.50)
Return of capital	—	—	—	(0.06)	—	—
Total distributions	(0.43)	(0.85)	(0.68)	(0.41)	(0.51)	(0.50)
Net asset value, end of period	$18.92	$19.03	$18.53	$18.82	$20.23	$20.42
Total return (b)	1.72%	7.46%	2.12%	(4.98)%	1.57%	2.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$117,310	$153,152	$137,106	$210,757	$184,072	$130,701
Ratio of total expenses to average net assets (c)	0.20% (d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets (c)	4.50% (d)	4.62%	3.90%	1.53%	1.85%	2.36%
Portfolio turnover rate (e)	27%	15%	52%	50%	54%	71%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust, listed below. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Income Opportunities ETF – (ticker “FCEF”)
First Trust Flexible Municipal High Income ETF – (ticker “MFLX”)
First Trust Low Duration Strategic Focus ETF – (ticker “LDSF”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. FCEF’s primary investment objective seeks to provide current income with a secondary emphasis on total return. MFLX’s investment objective seeks to provide current income. LDSF’s primary investment objective seeks to generate current income, with a secondary objective of preservation of capital.
Under normal market conditions, FCEF will invest its net assets in a portfolio of closed-end investment companies (“Closed-End Funds”) and exchange-traded funds (“ETFs”) that are listed and traded in the United States on registered exchanges.
Under normal market conditions, MFLX will invest at least 80% of its net assets (plus any investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
Under normal market conditions, LDSF will invest at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed ETFs that principally invest in income-generating securities that provide the Fund with an effective portfolio duration of three years or less. A significant portion of the ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”). The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as “junk bonds”) and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.
There can be no assurance that a Fund will achieve its investment objective(s). The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Closed-End Funds, ETFs, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities.
Fair valuation of a debt security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
MFLX may invest in when-issued or delayed-delivery securities. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. MFLX maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At February 28, 2025, MFLX held no when-issued or delayed-delivery securities.
C. Futures Contracts
MFLX may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. MFLX did not hold any futures contracts at February 28, 2025.
D. Affiliated Transactions
LDSF invests in securities of affiliated funds. LDSF’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Amounts relating to investments in affiliated funds at February 28, 2025, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
First Trust Core Investment Grade ETF	169,210	$—	$3,921,388	$(424,774)	$63,496	$1,761	$3,561,871	$30,335
First Trust Emerging Markets Local Currency Bond ETF	—	3,894,478	200,252	(3,861,955)	(136,917)	(95,858)	—	60,027
First Trust Enhanced Short Maturity ETF	116,702	11,316,329	4,553,266	(8,888,396)	(35,905)	38,154	6,983,448	420,676
First Trust Institutional Preferred Securities and Income ETF	155,500	—	3,264,254	(353,804)	23,521	1,869	2,935,840	28,580
First Trust Intermediate Duration Investment Grade Corporate ETF	—	—	5,469,689	(5,252,389)	—	(217,300)	—	56,903
First Trust Limited Duration Investment Grade Corporate ETF	2,312,086	53,602,679	7,147,507	(16,658,185)	(473,491)	334,245	43,952,755	1,040,337
First Trust Low Duration Opportunities ETF	836,314	53,634,361	3,962,627	(16,638,863)	(228,802)	367,147	41,096,470	926,465
First Trust Senior Loan Fund	201,246	7,552,168	10,628,580	(8,878,129)	(12,310)	(41,043)	9,249,266	198,886
First Trust Tactical High Yield ETF	225,131	15,370,965	7,613,624	(13,565,976)	762,227	(801,883)	9,378,957	190,940
		$145,370,980	$46,761,187	$(74,522,471)	$(38,181)	$(412,908)	$117,158,607	$2,953,149
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust Income Opportunities ETF	$2,164,949	$69,814	$—	$—
First Trust Flexible Municipal High Income ETF	431	—	553,220	—
First Trust Low Duration Strategic Focus ETF	5,907,183	—	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
As of August 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Income Opportunities ETF	$—	$—	$735,319
First Trust Flexible Municipal High Income ETF	1,220	(3,759,077)	523,505
First Trust Low Duration Strategic Focus ETF	32,216	(12,316,773)	(1,006,880)
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, MFLX intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through “exempt dividends” as defined in the Internal Revenue Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Income Opportunities ETF	$—
First Trust Flexible Municipal High Income ETF	3,759,077
First Trust Low Duration Strategic Focus ETF	12,316,773
During the taxable year ended August 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Income Opportunities ETF	$5,720
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2024, the Funds had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Income Opportunities ETF	$42,305,577	$2,017,862	$(1,279,579)	$738,283
First Trust Flexible Municipal High Income ETF	13,959,833	555,618	(77,583)	478,035
First Trust Low Duration Strategic Focus ETF	118,215,604	1,021,689	(1,932,518)	(910,829)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FCEF	MFLX
Fund net assets up to and including $2.5 billion	0.85000%	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%	0.69375%
Fund net assets greater than $10 billion	0.76500%	0.67500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Breakpoints	LDSF
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
In addition, FCEF, MFLX and LDSF incur acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.
Pursuant to a contractual agreement between the Trust, on behalf of FCEF, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by FCEF on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of FCEF’s investment management agreement with First Trust; however, it is expected to remain in place at least until September 30, 2025. First Trust does not have the right to recover the waived fees on assets invested in other investment companies advised by First Trust. During the six months ended February 28, 2025, First Trust did not waive any management fees charged to FCEF.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Income Opportunities ETF	$7,682,949	$2,679,873
First Trust Flexible Municipal High Income ETF	922,748	1,841,782
First Trust Low Duration Strategic Focus ETF	35,614,759	35,742,287
For the six months ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Income Opportunities ETF	$1,059,721	$1,049,991
First Trust Flexible Municipal High Income ETF	—	—
First Trust Low Duration Strategic Focus ETF	11,310,351	46,582,348

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
5. Derivative Transactions
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2025, on MFLX’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$(5,229)
The average notional value of futures contracts outstanding during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $0.
MFLX does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

First Trust Active Factor Large Cap ETF (AFLG)
First Trust Active Factor Mid Cap ETF (AFMC)
First Trust Active Factor Small Cap ETF (AFSM)
First Trust Innovation Leaders ETF (ILDR)
First Trust Expanded Technology ETF (XPND)
First Trust Multi-Strategy Alternative ETF (LALT)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective(s). Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.0%
1,667	General Electric Co.	$345,036
5,783	Howmet Aerospace, Inc.	789,958
1,434	Lockheed Martin Corp.	645,830
1,997	Textron, Inc.	149,236
		1,930,060
	Air Freight & Logistics — 0.8%
777	Expeditors International of Washington, Inc.	91,188
3,541	FedEx Corp.	930,929
4,325	United Parcel Service, Inc., Class B	514,805
		1,536,922
	Automobile Components — 0.2%
853	Aptiv PLC (a)	55,547
9,768	BorgWarner, Inc.	290,794
		346,341
	Automobiles — 0.3%
1,809	Tesla, Inc. (a)	530,001
	Banks — 0.6%
2,006	Citizens Financial Group, Inc.	91,815
12,197	Regions Financial Corp.	289,191
11,088	Wells Fargo & Co.	868,412
		1,249,418
	Beverages — 0.3%
6,895	Coca-Cola (The) Co.	490,993
	Biotechnology — 2.7%
7,000	AbbVie, Inc.	1,463,210
2,113	Alnylam Pharmaceuticals, Inc. (a)	521,383
3,005	Biogen, Inc. (a)	422,203
15,549	Gilead Sciences, Inc.	1,777,406
7,665	Incyte Corp. (a)	563,377
1,787	United Therapeutics Corp. (a)	571,929
		5,319,508
	Broadline Retail — 2.4%
19,422	Amazon.com, Inc. (a)	4,122,902
1,552	eBay, Inc.	100,477
8,759	Etsy, Inc. (a)	448,373
		4,671,752
	Building Products — 2.0%
10,880	A.O. Smith Corp.	723,302
2,001	Allegion PLC	257,549
3,770	Builders FirstSource, Inc. (a)	523,992
441	Carlisle Cos., Inc.	150,275
666	Lennox International, Inc.	400,299
12,427	Masco Corp.	934,262
Shares	Description	Value

	Building Products (Continued)
1,775	Owens Corning	$273,421
1,788	Trane Technologies PLC	632,416
		3,895,516
	Capital Markets — 3.4%
542	Ameriprise Financial, Inc.	291,216
19,327	Bank of New York Mellon (The) Corp.	1,719,137
655	Blackrock, Inc.	640,446
3,208	Cboe Global Markets, Inc.	676,246
3,453	CME Group, Inc.	876,268
24,524	Franklin Resources, Inc.	496,611
4,561	Intercontinental Exchange, Inc.	790,102
9,867	Invesco Ltd.	171,587
220	Moody’s Corp.	110,867
331	S&P Global, Inc.	176,668
7,335	T. Rowe Price Group, Inc.	775,456
		6,724,604
	Chemicals — 1.5%
1,764	CF Industries Holdings, Inc.	142,919
3,564	Ecolab, Inc.	958,752
7,096	LyondellBasell Industries N.V., Class A	545,186
6,891	PPG Industries, Inc.	780,199
1,653	RPM International, Inc.	204,790
901	Sherwin-Williams (The) Co.	326,405
		2,958,251
	Commercial Services & Supplies — 0.7%
6,203	Cintas Corp.	1,287,122
2,435	Rollins, Inc.	127,570
		1,414,692
	Communications Equipment — 2.5%
2,451	Arista Networks, Inc. (a)	228,066
29,957	Cisco Systems, Inc.	1,920,543
5,008	F5, Inc. (a)	1,464,489
2,652	Motorola Solutions, Inc.	1,167,463
340	Ubiquiti, Inc.	116,175
		4,896,736
	Construction & Engineering — 0.7%
228	Comfort Systems USA, Inc.	82,839
3,115	EMCOR Group, Inc.	1,273,755
		1,356,594
	Consumer Finance — 0.8%
2,005	American Express Co.	603,425
16,198	Synchrony Financial	982,894
		1,586,319
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 2.0%
778	Costco Wholesale Corp.	$815,818
7,429	Kroger (The) Co.	481,548
774	Sprouts Farmers Market, Inc. (a)	114,862
3,324	Target Corp.	412,974
1,658	US Foods Holding Corp. (a)	118,845
4,101	Walgreens Boots Alliance, Inc.	43,799
19,990	Walmart, Inc.	1,971,214
		3,959,060
	Containers & Packaging — 0.6%
7,208	Amcor PLC	72,945
554	International Paper Co.	31,218
4,874	Packaging Corp. of America	1,038,601
		1,142,764
	Distributors — 0.4%
20,657	LKQ Corp.	871,519
	Diversified REITs — 0.2%
7,424	WP Carey, Inc.	476,695
	Diversified Telecommunication Services — 0.8%
15,660	AT&T, Inc.	429,241
27,424	Verizon Communications, Inc.	1,181,974
		1,611,215
	Electric Utilities — 3.1%
4,006	Constellation Energy Corp.	1,003,683
11,110	Edison International	604,829
12,442	Evergy, Inc.	857,378
26,189	FirstEnergy Corp.	1,015,348
16,634	NRG Energy, Inc.	1,758,380
18,306	PPL Corp.	644,554
1,329	Southern (The) Co.	119,331
		6,003,503
	Electrical Equipment — 0.5%
2,562	Eaton Corp. PLC	751,486
2,113	Vertiv Holdings Co., Class A	201,094
		952,580
	Electronic Equipment, Instruments & Components — 1.2%
13,759	Amphenol Corp., Class A	916,349
3,102	CDW Corp.	552,776
2,101	Jabil, Inc.	325,487
2,549	Keysight Technologies, Inc. (a)	406,642
1,117	TE Connectivity PLC	172,052
		2,373,306
	Energy Equipment & Services — 0.0%
3,096	Halliburton Co.	81,642
Shares	Description	Value

	Entertainment — 1.3%
7,554	Electronic Arts, Inc.	$975,372
1,673	Netflix, Inc. (a)	1,640,477
		2,615,849
	Financial Services — 2.9%
3,215	Berkshire Hathaway, Inc., Class B (a)	1,651,964
2,430	Corebridge Financial, Inc.	84,272
6,335	Fidelity National Information Services, Inc.	450,545
3,428	Fiserv, Inc. (a)	807,945
4,316	Global Payments, Inc.	454,389
778	Mastercard, Inc., Class A	448,369
2,842	Visa, Inc., Class A	1,030,822
71,936	Western Union (The) Co.	779,067
		5,707,373
	Food Products — 0.3%
3,095	Archer-Daniels-Midland Co.	146,084
1,785	Bunge Global S.A.	132,429
3,442	Conagra Brands, Inc.	87,909
1,442	General Mills, Inc.	87,414
5,118	Kraft Heinz (The) Co.	157,174
		611,010
	Health Care Equipment & Supplies — 1.5%
14,543	Boston Scientific Corp. (a)	1,509,418
2,221	Hologic, Inc. (a)	140,789
987	ResMed, Inc.	230,484
5,988	Solventum Corp. (a)	477,543
1,215	Stryker Corp.	469,221
875	Zimmer Biomet Holdings, Inc.	91,280
		2,918,735
	Health Care Providers & Services — 3.9%
1,776	Cardinal Health, Inc.	229,956
4,672	Cencora, Inc.	1,184,539
5,445	Centene Corp. (a)	316,681
675	Cigna Group (The)	208,474
2,895	CVS Health Corp.	190,259
2,322	Elevance Health, Inc.	921,555
1,565	HCA Healthcare, Inc.	479,360
11,425	Henry Schein, Inc. (a)	824,542
888	Humana, Inc.	240,133
445	Labcorp Holdings, Inc.	111,713
1,215	McKesson Corp.	777,916
554	Molina Healthcare, Inc. (a)	166,820
888	UnitedHealth Group, Inc.	421,765
8,659	Universal Health Services, Inc., Class B	1,517,490
		7,591,203
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care REITs — 1.0%
6,315	Ventas, Inc.	$436,872
9,644	Welltower, Inc.	1,480,450
		1,917,322
	Hotel & Resort REITs — 0.4%
46,725	Host Hotels & Resorts, Inc.	753,674
	Hotels, Restaurants & Leisure — 1.4%
209	Booking Holdings, Inc.	1,048,346
1,338	DoorDash, Inc., Class A (a)	265,513
4,437	Expedia Group, Inc. (a)	878,348
2,006	Hilton Worldwide Holdings, Inc.	531,510
		2,723,717
	Household Durables — 1.6%
2,338	D.R. Horton, Inc.	296,482
3,003	Garmin Ltd.	687,477
2,322	Lennar Corp., Class A	277,781
113	NVR, Inc. (a)	818,750
7,339	PulteGroup, Inc.	757,972
2,653	Toll Brothers, Inc.	296,181
		3,134,643
	Household Products — 1.5%
10,442	Colgate-Palmolive Co.	951,997
880	Kimberly-Clark Corp.	124,969
10,092	Procter & Gamble (The) Co.	1,754,393
		2,831,359
	Independent Power and Renewable Electricity Producers — 0.4%
5,540	Vistra Corp.	740,476
	Industrial Conglomerates — 0.7%
8,212	3M Co.	1,273,845
	Insurance — 5.1%
8,891	Aflac, Inc.	973,298
1,783	Allstate (The) Corp.	355,085
2,226	American International Group, Inc.	184,624
1,010	Assurant, Inc.	209,969
5,324	Brown & Brown, Inc.	631,107
17,644	CNA Financial Corp.	864,027
888	Erie Indemnity Co., Class A	380,126
2,006	Everest Group Ltd.	708,559
4,538	Globe Life, Inc.	578,277
16,305	Hartford Financial Services Group (The), Inc.	1,928,555
3,786	Loews Corp.	328,133
2,107	MetLife, Inc.	181,581
1,997	Principal Financial Group, Inc.	177,813
5,537	Progressive (The) Corp.	1,561,434
Shares	Description	Value

	Insurance (Continued)
665	Prudential Financial, Inc.	$76,542
2,223	Willis Towers Watson PLC	755,042
		9,894,172
	Interactive Media & Services — 4.9%
21,209	Alphabet, Inc., Class A	3,611,469
19,862	Match Group, Inc.	629,824
7,441	Meta Platforms, Inc., Class A	4,972,076
11,653	Pinterest, Inc., Class A (a)	430,928
		9,644,297
	IT Services — 2.2%
1,219	Accenture PLC, Class A	424,822
12,092	Cognizant Technology Solutions Corp., Class A	1,007,626
8,756	DXC Technology Co. (a)	160,848
442	EPAM Systems, Inc. (a)	91,114
449	Gartner, Inc. (a)	223,746
4,780	GoDaddy, Inc., Class A (a)	858,010
776	International Business Machines Corp.	195,893
1,099	Twilio, Inc., Class A (a)	131,803
4,784	VeriSign, Inc. (a)	1,138,018
		4,231,880
	Machinery — 1.7%
998	Caterpillar, Inc.	343,262
1,109	Cummins, Inc.	408,312
6,112	PACCAR, Inc.	655,451
546	Parker-Hannifin Corp.	365,006
3,220	Snap-on, Inc.	1,098,567
2,894	Westinghouse Air Brake Technologies Corp.	536,432
		3,407,030
	Media — 1.5%
27,197	Comcast Corp., Class A	975,828
26,519	Fox Corp., Class A	1,527,495
12,995	News Corp., Class A	371,917
		2,875,240
	Metals & Mining — 0.9%
2,439	Nucor Corp.	335,289
3,329	Reliance, Inc.	989,246
897	Southern Copper Corp.	79,770
2,883	Steel Dynamics, Inc.	389,407
		1,793,712
	Multi-Utilities — 0.8%
10,113	Consolidated Edison, Inc.	1,026,672
6,100	Public Service Enterprise Group, Inc.	495,015
		1,521,687
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 3.6%
2,658	Cheniere Energy, Inc.	$607,513
5,315	Chevron Corp.	843,065
5,674	ConocoPhillips	562,577
7,984	Devon Energy Corp.	289,180
4,207	EOG Resources, Inc.	534,037
11,984	Exxon Mobil Corp.	1,334,179
3,675	HF Sinclair Corp.	129,617
455	Marathon Petroleum Corp.	68,332
6,109	ONEOK, Inc.	613,283
6,762	Targa Resources Corp.	1,364,031
213	Texas Pacific Land Corp.	304,153
2,439	Valero Energy Corp.	318,850
		6,968,817
	Pharmaceuticals — 2.1%
13,086	Bristol-Myers Squibb Co.	780,187
966	Eli Lilly & Co.	889,329
4,325	Johnson & Johnson	713,712
12,662	Merck & Co., Inc.	1,168,070
35,731	Organon & Co.	532,749
6,763	Viatris, Inc.	62,422
		4,146,469
	Professional Services — 0.5%
554	Amentum Holdings, Inc. (a)	10,880
2,327	Booz Allen Hamilton Holding Corp.	246,802
1,226	Jacobs Solutions, Inc.	157,063
1,674	Leidos Holdings, Inc.	217,570
5,212	Robert Half, Inc.	307,977
1,221	SS&C Technologies Holdings, Inc.	108,730
		1,049,022
	Residential REITs — 0.6%
441	AvalonBay Communities, Inc.	99,745
3,121	Camden Property Trust	387,191
1,222	Equity Residential	90,636
332	Essex Property Trust, Inc.	103,441
2,772	Mid-America Apartment Communities, Inc.	466,029
2,112	UDR, Inc.	95,420
		1,242,462
	Retail REITs — 0.5%
5,329	Simon Property Group, Inc.	991,674
	Semiconductors & Semiconductor Equipment — 8.0%
5,553	Applied Materials, Inc.	877,763
11,548	Broadcom, Inc.	2,303,018
678	KLA Corp.	480,594
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
5,210	Lam Research Corp.	$399,815
72,822	NVIDIA Corp.	9,096,924
1,897	NXP Semiconductors N.V.	408,974
5,204	ON Semiconductor Corp. (a)	244,848
2,113	Qorvo, Inc. (a)	153,594
7,554	QUALCOMM, Inc.	1,187,262
8,429	Skyworks Solutions, Inc.	561,877
		15,714,669
	Software — 6.2%
1,009	Adobe, Inc. (a)	442,507
1,893	AppLovin Corp., Class A (a)	616,626
452	Fair Isaac Corp. (a)	852,630
5,896	Gen Digital, Inc.	161,138
562	Guidewire Software, Inc. (a)	113,142
20,322	Microsoft Corp.	8,067,631
2,326	Palantir Technologies, Inc., Class A (a)	197,524
2,331	Salesforce, Inc.	694,288
2,114	Samsara, Inc., Class A (a)	100,795
11,329	Zoom Communications, Inc. (a)	834,947
		12,081,228
	Specialized REITs — 1.0%
17,107	Gaming and Leisure Properties, Inc.	857,916
811	Millrose Properties, Inc. (a)	18,540
328	Public Storage	99,587
28,761	VICI Properties, Inc.	934,445
		1,910,488
	Specialty Retail — 2.4%
105	AutoZone, Inc. (a)	366,766
8,221	Bath & Body Works, Inc.	297,847
10,557	Best Buy Co., Inc.	949,180
1,006	Carvana Co. (a)	234,499
438	Dick’s Sporting Goods, Inc.	98,594
109	O’Reilly Automotive, Inc. (a)	149,727
558	Ross Stores, Inc.	78,298
10,883	TJX (The) Cos., Inc.	1,357,763
1,997	Ulta Beauty, Inc. (a)	731,621
8,317	Victoria’s Secret & Co. (a)	222,313
1,319	Williams-Sonoma, Inc.	256,651
		4,743,259
	Technology Hardware, Storage & Peripherals — 8.4%
61,150	Apple, Inc.	14,788,516
26,428	HP, Inc.	815,832
9,092	NetApp, Inc.	907,473
		16,511,821
See Notes to Financial Statements

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 1.3%
2,540	Deckers Outdoor Corp. (a)	$353,975
4,559	Ralph Lauren Corp.	1,236,127
10,538	Tapestry, Inc.	900,156
		2,490,258
	Tobacco — 1.9%
33,958	Altria Group, Inc.	1,896,554
11,646	Philip Morris International, Inc.	1,808,391
		3,704,945
	Trading Companies & Distributors — 0.2%
326	W.W. Grainger, Inc.	332,914
	Wireless Telecommunication Services — 0.4%
2,878	T-Mobile US, Inc.	776,168
	Total Common Stocks	195,231,409
	(Cost $194,738,442)
MONEY MARKET FUNDS — 0.1%
286,824	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (b)	286,824
	(Cost $286,824)

	Total Investments — 99.9%	195,518,233
	(Cost $195,025,266)
	Net Other Assets and Liabilities — 0.1%	147,137
	Net Assets — 100.0%	$195,665,370

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 195,231,409	$ 195,231,409	$ —	$ —
Money Market Funds	286,824	286,824	—	—
Total Investments	$195,518,233	$195,518,233	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.9%
975	Curtiss-Wright Corp.	$313,618
2,937	Leonardo DRS, Inc. (a)	89,432
		403,050
	Air Freight & Logistics — 0.3%
1,133	C.H. Robinson Worldwide, Inc.	115,135
	Automobile Components — 1.2%
5,079	Adient PLC (a)	80,401
1,455	Autoliv, Inc.	141,644
6,147	BorgWarner, Inc.	182,996
1,246	Lear Corp.	117,111
		522,152
	Automobiles — 0.2%
3,450	Harley-Davidson, Inc.	88,872
	Banks — 4.2%
2,803	Bank OZK	134,572
2,242	Cathay General Bancorp	105,262
8,733	Columbia Banking System, Inc.	233,433
3,162	Commerce Bancshares, Inc.	205,688
13,079	First Horizon Corp.	281,722
1,573	Hancock Whitney Corp.	89,865
2,220	Home BancShares, Inc.	66,489
3,099	International Bancshares Corp.	207,633
1,268	SouthState Corp.	127,814
3,661	Synovus Financial Corp.	189,933
2,908	Webster Financial Corp.	163,779
		1,806,190
	Beverages — 1.0%
214	Coca-Cola Consolidated, Inc.	303,264
2,405	Molson Coors Beverage Co., Class B	147,402
		450,666
	Biotechnology — 4.0%
13,179	Exelixis, Inc. (a)	509,895
5,769	Halozyme Therapeutics, Inc. (a)	341,236
2,108	Incyte Corp. (a)	154,938
754	Neurocrine Biosciences, Inc. (a)	89,515
1,972	United Therapeutics Corp. (a)	631,139
		1,726,723
	Broadline Retail — 0.6%
479	Dillard’s, Inc., Class A	186,374
6,022	Macy’s, Inc.	86,416
		272,790
	Building Products — 3.8%
2,160	A.O. Smith Corp.	143,597
654	Armstrong World Industries, Inc.	100,494
1,135	Builders FirstSource, Inc. (a)	157,754
Shares	Description	Value

	Building Products (Continued)
751	Carlisle Cos., Inc.	$255,911
614	CSW Industrials, Inc.	187,939
487	Lennox International, Inc.	292,711
6,402	Masterbrand, Inc. (a)	89,564
939	Owens Corning	144,643
2,217	UFP Industries, Inc.	237,219
		1,609,832
	Capital Markets — 3.5%
1,463	Affiliated Managers Group, Inc.	249,954
1,046	Cohen & Steers, Inc.	91,420
7,954	Federated Hermes, Inc.	308,218
695	Hamilton Lane, Inc., Class A	108,642
969	Houlihan Lokey, Inc.	167,976
3,885	Janus Henderson Group PLC	163,947
1,923	Main Street Capital Corp.	116,919
1,543	SEI Investments Co.	123,517
1,516	Stifel Financial Corp.	160,984
		1,491,577
	Chemicals — 0.6%
3,944	Olin Corp.	100,138
1,407	RPM International, Inc.	174,313
		274,451
	Commercial Services & Supplies — 0.6%
5,310	HNI Corp.	247,393
	Communications Equipment — 1.5%
1,376	F5, Inc. (a)	402,384
9,995	NetScout Systems, Inc. (a)	224,787
		627,171
	Construction & Engineering — 2.4%
841	Comfort Systems USA, Inc.	305,560
1,102	EMCOR Group, Inc.	450,619
320	Sterling Infrastructure, Inc. (a)	40,707
651	Valmont Industries, Inc.	226,789
		1,023,675
	Construction Materials — 0.4%
761	Eagle Materials, Inc.	172,146
	Consumer Finance — 0.0%
1,102	Navient Corp.	15,770
	Consumer Staples Distribution & Retail — 1.5%
4,391	Sprouts Farmers Market, Inc. (a)	651,624
	Containers & Packaging — 0.6%
406	AptarGroup, Inc.	59,581
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Containers & Packaging (Continued)
1,427	Greif, Inc., Class A	$81,710
2,594	Sonoco Products Co.	124,045
		265,336
	Distributors — 0.1%
590	LKQ Corp.	24,892
	Diversified Consumer Services — 1.4%
133	Graham Holdings Co., Class B	130,841
621	Grand Canyon Education, Inc. (a)	111,668
6,205	H&R Block, Inc.	338,235
		580,744
	Diversified REITs — 0.8%
5,470	WP Carey, Inc.	351,229
	Electric Utilities — 1.0%
4,184	NRG Energy, Inc.	442,291
	Electrical Equipment — 1.6%
1,269	Acuity Brands, Inc.	377,058
945	Atkore, Inc.	58,118
2,586	EnerSys	262,453
		697,629
	Electronic Equipment, Instruments & Components — 2.9%
1,059	Arrow Electronics, Inc. (a)	114,446
2,731	Avnet, Inc.	138,025
102	Badger Meter, Inc.	21,454
354	Crane NXT Co.	19,760
4,396	Flex Ltd. (a)	166,564
330	Insight Enterprises, Inc. (a)	50,780
250	Itron, Inc. (a)	27,223
1,675	Jabil, Inc.	259,491
2,406	Sanmina Corp. (a)	197,100
1,407	TD SYNNEX Corp.	193,448
1,193	Vontier Corp.	44,559
		1,232,850
	Entertainment — 0.6%
1,435	Liberty Media Corp.-Liberty Live, Class C (a)	105,286
992	TKO Group Holdings, Inc. (a)	149,435
		254,721
	Financial Services — 4.2%
11,379	Enact Holdings, Inc.	391,210
3,616	Essent Group Ltd.	208,354
2,729	Jackson Financial, Inc., Class A	250,058
19,594	MGIC Investment Corp.	482,208
9,727	Radian Group, Inc.	320,116
Shares	Description	Value

	Financial Services (Continued)
1,761	Voya Financial, Inc.	$127,250
3,771	Western Union (The) Co.	40,840
		1,820,036
	Food Products — 1.9%
844	Conagra Brands, Inc.	21,556
3,068	Ingredion, Inc.	400,712
7,083	Pilgrim’s Pride Corp. (a)	385,244
		807,512
	Gas Utilities — 1.6%
4,398	National Fuel Gas Co.	330,730
9,984	UGI Corp.	341,053
		671,783
	Health Care Equipment & Supplies — 1.0%
6,310	Envista Holdings Corp. (a)	126,074
837	Globus Medical, Inc., Class A (a)	67,228
1,022	Lantheus Holdings, Inc. (a)	95,884
2,461	LivaNova PLC (a)	102,451
212	Merit Medical Systems, Inc. (a)	21,633
		413,270
	Health Care Providers & Services — 4.3%
355	AMN Healthcare Services, Inc. (a)	8,989
291	Cardinal Health, Inc.	37,679
562	Chemed Corp.	337,650
1,487	CorVel Corp. (a)	163,971
132	DaVita, Inc. (a)	19,520
1,370	Encompass Health Corp.	137,192
724	Ensign Group (The), Inc.	93,505
680	Henry Schein, Inc. (a)	49,076
622	Hims & Hers Health, Inc. (a)	28,046
672	Molina Healthcare, Inc. (a)	202,353
3,402	Option Care Health, Inc. (a)	113,967
10,264	Premier, Inc., Class A	186,599
1,755	Tenet Healthcare Corp. (a)	222,165
1,374	Universal Health Services, Inc., Class B	240,793
		1,841,505
	Health Care REITs — 1.3%
3,968	CareTrust REIT, Inc.	102,652
7,180	Omega Healthcare Investors, Inc.	264,511
11,331	Sabra Health Care REIT, Inc.	188,208
		555,371
	Health Care Technology — 0.2%
1,050	Doximity, Inc., Class A (a)	74,025
	Hotel & Resort REITs — 0.9%
7,204	Apple Hospitality REIT, Inc.	106,691
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotel & Resort REITs (Continued)
11,916	Host Hotels & Resorts, Inc.	$192,205
7,216	Park Hotels & Resorts, Inc.	88,613
		387,509
	Hotels, Restaurants & Leisure — 1.1%
2,178	Boyd Gaming Corp.	166,094
815	Brinker International, Inc. (a)	134,337
945	Texas Roadhouse, Inc.	173,965
		474,396
	Household Durables — 3.5%
409	Installed Building Products, Inc.	70,103
5,638	KB Home	343,918
2,585	PulteGroup, Inc.	266,979
5,529	Taylor Morrison Home Corp. (a)	340,807
4,126	Toll Brothers, Inc.	460,627
1,078	Tri Pointe Homes, Inc. (a)	34,129
		1,516,563
	Independent Power and Renewable Electricity Producers — 0.5%
1,532	Vistra Corp.	204,767
	Industrial REITs — 0.2%
2,694	STAG Industrial, Inc.	96,930
	Insurance — 4.5%
735	Assurant, Inc.	152,799
2,316	CNA Financial Corp.	113,415
402	Erie Indemnity Co., Class A	172,084
543	Globe Life, Inc.	69,194
14,399	Old Republic International Corp.	554,506
829	Primerica, Inc.	240,410
7,528	Unum Group	619,479
		1,921,887
	Interactive Media & Services — 0.6%
3,532	Match Group, Inc.	112,000
3,986	Ziff Davis, Inc. (a)	163,665
		275,665
	IT Services — 1.2%
461	ASGN, Inc. (a)	31,062
3,974	DXC Technology Co. (a)	73,002
2,348	GoDaddy, Inc., Class A (a)	421,466
		525,530
	Leisure Products — 0.3%
5,887	Mattel, Inc. (a)	125,393
	Life Sciences Tools & Services — 0.4%
533	Medpace Holdings, Inc. (a)	174,461
Shares	Description	Value

	Machinery — 5.2%
1,187	AGCO Corp.	$115,103
4,553	Allison Transmission Holdings, Inc.	463,268
488	Donaldson Co., Inc.	33,716
646	Esab Corp.	80,944
1,395	Federal Signal Corp.	113,386
8,109	Kennametal, Inc.	179,452
1,005	Middleby (The) Corp. (a)	166,237
5,173	Mueller Industries, Inc.	414,771
841	Snap-on, Inc.	286,924
731	SPX Technologies, Inc. (a)	106,470
3,531	Terex Corp.	143,712
1,343	Timken (The) Co.	108,783
		2,212,766
	Marine Transportation — 0.3%
757	Matson, Inc.	109,061
	Media — 1.5%
3,965	New York Times (The) Co., Class A	190,677
1,084	Nexstar Media Group, Inc.	183,359
13,833	TEGNA, Inc.	251,760
		625,796
	Metals & Mining — 1.9%
762	Alpha Metallurgical Resources, Inc. (a)	104,790
1,370	Carpenter Technology Corp.	283,686
6,703	Cleveland-Cliffs, Inc. (a)	72,660
2,264	Commercial Metals Co.	109,668
223	Reliance, Inc.	66,267
1,296	Royal Gold, Inc.	190,512
		827,583
	Office REITs — 1.3%
5,357	COPT Defense Properties	144,800
2,676	Cousins Properties, Inc.	81,163
10,133	Highwoods Properties, Inc.	295,174
9,727	Hudson Pacific Properties, Inc.	31,905
		553,042
	Oil, Gas & Consumable Fuels — 2.8%
1,672	APA Corp.	34,610
972	Chord Energy Corp.	111,100
2,288	Civitas Resources, Inc.	87,722
3,267	CNX Resources Corp. (a)	94,416
2,401	HF Sinclair Corp.	84,683
3,741	Murphy Oil Corp.	99,099
2,048	PBF Energy, Inc., Class A	43,889
9,655	Peabody Energy Corp.	133,143
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
2,301	SM Energy Co.	$75,266
295	Texas Pacific Land Corp.	421,245
		1,185,173
	Paper & Forest Products — 0.5%
753	Louisiana-Pacific Corp.	75,052
6,502	Magnera Corp. (a)	134,006
		209,058
	Personal Care Products — 0.9%
4,041	BellRing Brands, Inc. (a)	296,125
9,094	Nu Skin Enterprises, Inc., Class A	72,024
		368,149
	Pharmaceuticals — 1.4%
350	Corcept Therapeutics, Inc. (a)	21,203
2,162	Jazz Pharmaceuticals PLC (a)	310,312
2,478	Organon & Co.	36,947
2,907	Prestige Consumer Healthcare, Inc. (a)	246,368
		614,830
	Professional Services — 2.8%
544	CACI International, Inc., Class A (a)	182,159
2,825	ExlService Holdings, Inc. (a)	136,871
7,386	Genpact Ltd.	393,083
1,918	ManpowerGroup, Inc.	110,534
317	Maximus, Inc.	20,668
2,509	Parsons Corp. (a)	146,074
2,163	Science Applications International Corp.	213,683
		1,203,072
	Real Estate Management & Development — 0.0%
58	Jones Lang LaSalle, Inc. (a)	15,770
	Residential REITs — 0.1%
371	Camden Property Trust	46,026
	Retail REITs — 1.0%
1,970	Agree Realty Corp.	145,386
5,769	Brixmor Property Group, Inc.	161,301
3,368	NNN REIT, Inc.	142,972
		449,659
	Semiconductors & Semiconductor Equipment — 1.3%
302	Axcelis Technologies, Inc. (a)	16,546
2,538	Cirrus Logic, Inc. (a)	264,485
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
940	MACOM Technology Solutions Holdings, Inc. (a)	$108,720
589	Onto Innovation, Inc. (a)	85,794
329	Qorvo, Inc. (a)	23,915
572	Semtech Corp. (a)	21,845
327	Skyworks Solutions, Inc.	21,798
		543,103
	Software — 5.1%
3,684	ACI Worldwide, Inc. (a)	211,277
533	Appfolio, Inc., Class A (a)	114,329
4,426	Box, Inc., Class A (a)	144,730
1,624	Commvault Systems, Inc. (a)	276,990
1,667	Dolby Laboratories, Inc., Class A	136,044
10,306	Dropbox, Inc., Class A (a)	267,750
133	Fair Isaac Corp. (a)	250,885
1,668	Gen Digital, Inc.	45,586
318	Intapp, Inc. (a)	20,975
2,133	InterDigital, Inc.	455,694
460	Manhattan Associates, Inc. (a)	81,365
600	Q2 Holdings, Inc. (a)	52,422
111	SPS Commerce, Inc. (a)	14,785
3,594	Teradata Corp. (a)	85,681
968	Zeta Global Holdings Corp., Class A (a)	16,659
		2,175,172
	Specialized REITs — 1.7%
919	CubeSmart	37,936
3,261	EPR Properties	173,061
6,571	Gaming and Leisure Properties, Inc.	329,536
1,400	Lamar Advertising Co., Class A	173,922
		714,455
	Specialty Retail — 3.0%
1,081	Abercrombie & Fitch Co., Class A (a)	111,332
2,029	Academy Sports & Outdoors, Inc.	100,618
5,636	American Eagle Outfitters, Inc.	73,775
2,021	Bath & Body Works, Inc.	73,221
241	Dick’s Sporting Goods, Inc.	54,249
9,728	Gap (The), Inc.	219,950
463	Murphy USA, Inc.	217,258
2,205	Williams-Sonoma, Inc.	429,049
		1,279,452
	Technology Hardware, Storage & Peripherals — 0.5%
2,106	NetApp, Inc.	210,200
See Notes to Financial Statements

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 2.8%
726	Carter’s, Inc.	$29,962
1,430	Columbia Sportswear Co.	124,181
222	Crocs, Inc. (a)	22,105
1,186	Deckers Outdoor Corp. (a)	165,281
3,067	PVH Corp.	229,534
938	Ralph Lauren Corp.	254,329
540	Skechers U.S.A., Inc., Class A (a)	32,935
4,123	Tapestry, Inc.	352,187
		1,210,514
	Trading Companies & Distributors — 2.2%
750	Applied Industrial Technologies, Inc.	187,935
1,563	Boise Cascade Co.	162,021
2,515	Core & Main, Inc., Class A (a)	128,290
2,864	MSC Industrial Direct Co., Inc., Class A	230,151
276	Watsco, Inc.	139,195
599	WESCO International, Inc.	108,101
		955,693
	Total Common Stocks	42,744,086
	(Cost $43,760,790)
MONEY MARKET FUNDS — 0.2%
76,917	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (b)	76,917
	(Cost $76,917)

	Total Investments — 99.9%	42,821,003
	(Cost $43,837,707)
	Net Other Assets and Liabilities — 0.1%	22,140
	Net Assets — 100.0%	$42,843,143

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,744,086	$ 42,744,086	$ —	$ —
Money Market Funds	76,917	76,917	—	—
Total Investments	$42,821,003	$42,821,003	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.3%
556	Moog, Inc., Class A	$94,792
	Automobile Components — 1.5%
7,899	Adient PLC (a)	125,041
804	Dorman Products, Inc. (a)	105,694
3,811	Phinia, Inc.	187,920
2,618	Standard Motor Products, Inc.	74,692
		493,347
	Automobiles — 0.0%
436	Winnebago Industries, Inc.	17,619
	Banks — 8.8%
6,609	Ames National Corp.	124,051
6,318	Bancorp (The), Inc. (a)	352,671
5,045	Bank of NT Butterfield & Son Ltd. (The)	195,746
1,191	Central Pacific Financial Corp.	34,587
1,564	City Holding Co.	186,100
4,099	Eagle Bancorp, Inc.	95,343
1,015	First BanCorp	19,762
2,156	First Financial Corp.	111,487
2,886	First Interstate BancSystem, Inc., Class A	88,600
1,390	Independent Bank Corp.	95,298
1,630	International Bancshares Corp.	109,210
6,656	Northeast Community Bancorp, Inc.	154,819
4,625	OceanFirst Financial Corp.	83,296
2,186	OFG Bancorp	92,883
1,138	Park National Corp.	189,409
1,628	Pathward Financial, Inc.	126,186
3,821	Peoples Bancorp of North Carolina, Inc.	100,951
2,685	Peoples Bancorp, Inc.	85,920
3,256	Preferred Bank	288,970
5,525	Provident Financial Services, Inc.	100,831
4,442	S&T Bancorp, Inc.	178,657
3,442	Trustmark Corp.	125,943
		2,940,720
	Beverages — 0.8%
146	Coca-Cola Consolidated, Inc.	206,899
2,182	Primo Brands Corp.	73,512
		280,411
	Biotechnology — 5.6%
4,616	ACADIA Pharmaceuticals, Inc. (a)	90,474
13,820	ADMA Biologics, Inc. (a)	226,510
8,980	Alkermes PLC (a)	308,283
1,368	Blueprint Medicines Corp. (a)	132,108
Shares	Description	Value

	Biotechnology (Continued)
14,820	Catalyst Pharmaceuticals, Inc. (a)	$339,230
4,816	Halozyme Therapeutics, Inc. (a)	284,866
4,853	Kiniksa Pharmaceuticals International PLC (a)	98,419
632	Krystal Biotech, Inc. (a)	113,286
706	Mirum Pharmaceuticals, Inc. (a)	33,584
4,367	TG Therapeutics, Inc. (a)	131,403
2,305	Veracyte, Inc. (a)	80,122
5,168	Y-mAbs Therapeutics, Inc. (a)	28,734
		1,867,019
	Broadline Retail — 0.8%
195	Dillard’s, Inc., Class A	75,873
5,423	Kohl’s Corp.	61,876
9,696	Macy’s, Inc.	139,138
		276,887
	Building Products — 1.4%
915	American Woodmark Corp. (a)	56,803
420	CSW Industrials, Inc.	128,558
536	Griffon Corp.	38,774
2,378	Janus International Group, Inc. (a)	19,238
5,502	Masterbrand, Inc. (a)	76,973
2,545	Quanex Building Products Corp.	49,093
4,288	Resideo Technologies, Inc. (a)	82,373
		451,812
	Capital Markets — 2.9%
641	Acadian Asset Management, Inc.	15,807
432	Artisan Partners Asset Management, Inc., Class A	18,239
1,080	Cohen & Steers, Inc.	94,392
1,427	Donnelley Financial Solutions, Inc. (a)	70,736
2,593	Federated Hermes, Inc.	100,479
531	Hamilton Lane, Inc., Class A	83,006
23	Main Street Capital Corp.	1,398
7,647	Patria Investments Ltd., Class A	86,640
284	Piper Sandler Cos.	82,252
1,163	Victory Capital Holdings, Inc., Class A	74,479
2,938	Virtu Financial, Inc., Class A	107,413
384	Virtus Investment Partners, Inc.	72,104
17,288	WisdomTree, Inc.	157,667
		964,612
	Chemicals — 1.1%
1,865	Hawkins, Inc.	195,806
15,161	Perimeter Solutions, Inc. (a)	160,404
		356,210
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies — 1.5%
788	Brady Corp., Class A	$57,106
1,382	Cimpress PLC (a)	66,447
769	Deluxe Corp.	12,658
3,978	Interface, Inc.	80,475
2,801	Liquidity Services, Inc. (a)	93,777
4,350	MillerKnoll, Inc.	93,525
8,782	Steelcase, Inc., Class A	106,789
		510,777
	Communications Equipment — 0.5%
2,873	Digi International, Inc. (a)	87,741
7,361	Harmonic, Inc. (a)	75,892
161	NetScout Systems, Inc. (a)	3,621
		167,254
	Construction & Engineering — 2.5%
1,036	Argan, Inc.	135,063
454	Comfort Systems USA, Inc.	164,952
428	EMCOR Group, Inc.	175,013
532	IES Holdings, Inc. (a)	94,872
1,475	Sterling Infrastructure, Inc. (a)	187,635
2,319	Tutor Perini Corp. (a)	68,155
		825,690
	Construction Materials — 0.5%
1,842	United States Lime & Minerals, Inc.	172,872
	Consumer Finance — 0.4%
597	Dave, Inc. (a)	60,094
2,042	PROG Holdings, Inc.	57,932
		118,026
	Consumer Staples Distribution & Retail — 1.8%
2,041	Andersons (The), Inc.	87,314
2,454	Ingles Markets, Inc., Class A	150,774
2,311	Sprouts Farmers Market, Inc. (a)	342,952
255	Weis Markets, Inc.	18,865
		599,905
	Diversified Consumer Services — 2.9%
1,327	Adtalem Global Education, Inc. (a)	135,765
704	Frontdoor, Inc. (a)	32,018
806	Grand Canyon Education, Inc. (a)	144,935
4,355	H&R Block, Inc.	237,391
6,219	Perdoceo Education Corp.	159,207
Shares	Description	Value

	Diversified Consumer Services (Continued)
1,050	Stride, Inc. (a)	$143,640
4,160	Universal Technical Institute, Inc. (a)	117,478
		970,434
	Diversified REITs — 0.3%
5,891	Broadstone Net Lease, Inc.	99,263
	Electric Utilities — 0.6%
1,468	Hawaiian Electric Industries, Inc. (a)	16,075
1,099	MGE Energy, Inc.	100,866
1,267	Otter Tail Corp.	101,018
		217,959
	Electrical Equipment — 1.1%
166	Acuity Brands, Inc.	49,324
1,752	Atkore, Inc.	107,748
757	EnerSys	76,828
2,094	NuScale Power Corp. (a)	35,996
596	Powell Industries, Inc.	101,147
		371,043
	Electronic Equipment, Instruments & Components — 4.2%
1,073	Badger Meter, Inc.	225,684
2,160	Bel Fuse, Inc., Class B	181,246
2,172	Benchmark Electronics, Inc.	86,793
17,529	Daktronics, Inc. (a)	267,493
1,345	ePlus, Inc. (a)	86,591
4,447	Knowles Corp. (a)	73,776
316	Napco Security Technologies, Inc.	7,761
2,073	PC Connection, Inc.	132,257
2,733	Sanmina Corp. (a)	223,887
2,879	ScanSource, Inc. (a)	105,400
		1,390,888
	Energy Equipment & Services — 1.3%
10,512	Archrock, Inc.	285,086
7,163	Select Water Solutions, Inc.	86,887
844	Weatherford International PLC	52,252
		424,225
	Entertainment — 0.8%
6,768	Cinemark Holdings, Inc. (a)	173,328
4,552	Marcus (The) Corp.	83,484
		256,812
	Financial Services — 3.9%
5,445	Enact Holdings, Inc.	187,199
2,118	Essent Group Ltd.	122,039
843	International Money Express, Inc. (a)	12,915
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
2,574	Jackson Financial, Inc., Class A	$235,856
8,828	MGIC Investment Corp.	217,257
1,190	Mr. Cooper Group, Inc. (a)	133,720
3,148	NMI Holdings, Inc. (a)	114,713
10,189	Payoneer Global, Inc. (a)	87,116
5,024	Radian Group, Inc.	165,340
1,695	Western Union (The) Co.	18,357
		1,294,512
	Food Products — 1.3%
2,523	Cal-Maine Foods, Inc.	228,054
6,685	Dole PLC	97,801
3,528	Fresh Del Monte Produce, Inc.	107,569
		433,424
	Gas Utilities — 0.1%
259	Southwest Gas Holdings, Inc.	19,438
	Health Care Equipment & Supplies — 2.9%
5,170	Avanos Medical, Inc. (a)	77,809
1,348	Axogen, Inc. (a)	26,973
3,118	Envista Holdings Corp. (a)	62,298
170	Glaukos Corp. (a)	20,403
1,498	Globus Medical, Inc., Class A (a)	120,319
5,652	Inmode Ltd. (a)	105,805
1,954	Lantheus Holdings, Inc. (a)	183,324
876	LeMaitre Vascular, Inc.	80,461
355	LivaNova PLC (a)	14,779
7,078	Tactile Systems Technology, Inc. (a)	101,145
781	UFP Technologies, Inc. (a)	177,748
		971,064
	Health Care Providers & Services — 4.4%
1,160	Addus HomeCare Corp. (a)	111,093
3,015	AMN Healthcare Services, Inc. (a)	76,340
413	Astrana Health, Inc. (a)	10,482
1,978	CorVel Corp. (a)	218,114
1,559	GeneDx Holdings Corp. (a)	160,343
5,334	Hims & Hers Health, Inc. (a)	240,510
2,560	National HealthCare Corp.	238,515
768	Option Care Health, Inc. (a)	25,728
6,072	Owens & Minor, Inc. (a)	58,170
7,011	Premier, Inc., Class A	127,460
5,752	Progyny, Inc. (a)	129,593
1,465	RadNet, Inc. (a)	81,263
		1,477,611
	Health Care REITs — 0.9%
899	CareTrust REIT, Inc.	23,257
Shares	Description	Value

	Health Care REITs (Continued)
2,705	National Health Investors, Inc.	$193,867
5,818	Sabra Health Care REIT, Inc.	96,637
		313,761
	Health Care Technology — 0.6%
8,362	Certara, Inc. (a)	100,177
709	Phreesia, Inc. (a)	18,817
2,973	Simulations Plus, Inc.	86,157
		205,151
	Hotel & Resort REITs — 0.2%
5,043	Park Hotels & Resorts, Inc.	61,928
	Hotels, Restaurants & Leisure — 0.5%
927	Brinker International, Inc. (a)	152,797
	Household Durables — 1.5%
3,001	Ethan Allen Interiors, Inc.	85,528
1,310	Helen of Troy Ltd. (a)	72,089
797	KB Home	48,617
920	M/I Homes, Inc. (a)	107,760
1,720	Taylor Morrison Home Corp. (a)	106,021
2,444	Tri Pointe Homes, Inc. (a)	77,377
		497,392
	Industrial REITs — 0.2%
1,074	Innovative Industrial Properties, Inc.	77,274
	Insurance — 2.4%
890	Employers Holdings, Inc.	46,102
4,659	Fidelis Insurance Holdings Ltd.	68,534
4,818	Hamilton Insurance Group Ltd., Class B (a)	94,240
872	HCI Group, Inc.	114,808
3,326	Mercury General Corp.	179,371
1,165	SiriusPoint Ltd. (a)	17,871
12,624	Universal Insurance Holdings, Inc.	280,000
		800,926
	Interactive Media & Services — 1.0%
516	Cargurus, Inc. (a)	16,610
3,395	EverQuote, Inc., Class A (a)	91,258
8,017	Grindr, Inc. (a)	147,112
469	Yelp, Inc. (a)	16,091
1,690	Ziff Davis, Inc. (a)	69,391
		340,462
	IT Services — 0.6%
569	ASGN, Inc. (a)	38,339
9,062	DXC Technology Co. (a)	166,469
		204,808
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services — 0.7%
2,842	BioLife Solutions, Inc. (a)	$68,208
545	Medpace Holdings, Inc. (a)	178,389
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
		246,597
	Machinery — 3.7%
5,674	Blue Bird Corp. (a)	199,384
27	Enerpac Tool Group Corp.	1,249
2,739	Hyster-Yale, Inc.	139,196
645	Kennametal, Inc.	14,274
3,427	Mueller Industries, Inc.	274,777
4,493	Mueller Water Products, Inc., Class A	115,740
3,562	REV Group, Inc.	108,641
724	SPX Technologies, Inc. (a)	105,451
3,403	Terex Corp.	138,502
9,479	Titan International, Inc. (a)	80,761
3,829	Wabash National Corp.	44,837
		1,222,812
	Marine Transportation — 0.8%
5,976	Genco Shipping & Trading Ltd.	85,337
9,656	Golden Ocean Group Ltd.	93,663
704	Matson, Inc.	101,426
		280,426
	Media — 1.2%
4,355	AMC Networks, Inc., Class A (a)	31,792
2,047	John Wiley & Sons, Inc., Class A	81,634
3,418	Scholastic Corp.	74,820
11,500	TEGNA, Inc.	209,300
		397,546
	Metals & Mining — 2.1%
665	Alpha Metallurgical Resources, Inc. (a)	91,451
1,899	Carpenter Technology Corp.	393,226
9,545	Ramaco Resources, Inc., Class A	85,332
15,691	SunCoke Energy, Inc.	142,317
		712,326
	Multi-Utilities — 0.1%
486	Avista Corp.	19,425
	Office REITs — 0.6%
3,169	Highwoods Properties, Inc.	92,313
1,581	SL Green Realty Corp.	102,038
		194,351
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 3.1%
6,552	Ardmore Shipping Corp.	$59,361
46	Chord Energy Corp.	5,258
1,871	Civitas Resources, Inc.	71,734
1,837	Core Natural Resources, Inc.	136,397
6,931	DHT Holdings, Inc.	71,666
4,003	Dorian LPG Ltd.	81,501
3,276	Excelerate Energy, Inc., Class A	100,508
478	International Seaways, Inc.	15,932
1,882	Kinetik Holdings, Inc.	109,796
579	Murphy Oil Corp.	15,338
1,969	PBF Energy, Inc., Class A	42,196
4,845	Peabody Energy Corp.	66,813
890	Scorpio Tankers, Inc.	35,466
6,089	Teekay Tankers Ltd., Class A	229,799
		1,041,765
	Paper & Forest Products — 0.5%
2,131	Sylvamo Corp.	151,514
	Passenger Airlines — 1.0%
3,544	SkyWest, Inc. (a)	350,537
	Personal Care Products — 1.4%
2,813	BellRing Brands, Inc. (a)	206,137
8,012	Medifast, Inc. (a)	115,052
18,085	Nu Skin Enterprises, Inc., Class A	143,233
		464,422
	Pharmaceuticals — 3.7%
390	Amphastar Pharmaceuticals, Inc. (a)	11,088
1,541	ANI Pharmaceuticals, Inc. (a)	95,373
732	Axsome Therapeutics, Inc. (a)	93,359
528	Collegium Pharmaceutical, Inc. (a)	15,338
6,786	Corcept Therapeutics, Inc. (a)	411,096
1,266	Evolus, Inc. (a)	18,471
2,241	Harmony Biosciences Holdings, Inc. (a)	75,858
1,718	Harrow, Inc. (a)	48,241
2,019	Innoviva, Inc. (a)	36,181
6,165	Pacira BioSciences, Inc. (a)	148,268
18,580	SIGA Technologies, Inc.	102,004
3,493	Supernus Pharmaceuticals, Inc. (a)	111,986
1,563	Tarsus Pharmaceuticals, Inc. (a)	69,522
		1,236,785
	Professional Services — 2.2%
685	CRA International, Inc.	132,308
1,244	CSG Systems International, Inc.	79,989
2,301	ExlService Holdings, Inc. (a)	111,483
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
2,781	Heidrick & Struggles International, Inc.	$113,993
849	Huron Consulting Group, Inc. (a)	129,439
3,759	Kelly Services, Inc., Class A	50,634
291	ManpowerGroup, Inc.	16,770
244	Maximus, Inc.	15,909
917	Parsons Corp. (a)	53,388
477	Resolute Holdings Management, Inc. (a)	22,333
359	WNS Holdings Ltd. (a)	20,416
		746,662
	Real Estate Management & Development — 0.7%
6,738	Cushman & Wakefield PLC (a)	80,115
7,679	RMR Group (The), Inc., Class A	139,911
		220,026
	Retail REITs — 0.6%
8,646	Acadia Realty Trust	199,377
	Semiconductors & Semiconductor Equipment — 1.3%
1,387	Axcelis Technologies, Inc. (a)	75,994
3,638	Credo Technology Group Holding Ltd. (a)	200,745
410	Onto Innovation, Inc. (a)	59,721
2,842	Photronics, Inc. (a)	59,227
1,380	Semtech Corp. (a)	52,702
		448,389
	Software — 6.5%
159	ACI Worldwide, Inc. (a)	9,119
898	Alarm.com Holdings, Inc. (a)	52,165
1,302	Alkami Technology, Inc. (a)	40,154
761	Appfolio, Inc., Class A (a)	163,234
4,406	AvePoint, Inc. (a)	65,826
8,667	Clear Secure, Inc., Class A	205,495
1,455	Commvault Systems, Inc. (a)	248,165
1,614	Intapp, Inc. (a)	106,459
2,198	InterDigital, Inc.	469,581
1,301	LiveRamp Holdings, Inc. (a)	38,874
10,136	Mitek Systems, Inc. (a)	94,974
6,133	OneSpan, Inc.	98,373
344	Progress Software Corp.	18,796
1,111	Q2 Holdings, Inc. (a)	97,068
2,018	Sapiens International Corp. N.V.	55,656
1,409	SEMrush Holdings, Inc., Class A (a)	15,499
187	SPS Commerce, Inc. (a)	24,908
1,077	Teradata Corp. (a)	25,676
6,470	Verint Systems, Inc. (a)	146,028
Shares	Description	Value

	Software (Continued)
1,416	Weave Communications, Inc. (a)	$17,842
5,299	Yext, Inc. (a)	36,033
7,881	Zeta Global Holdings Corp., Class A (a)	135,632
		2,165,557
	Specialty Retail — 3.4%
2,103	Abercrombie & Fitch Co., Class A (a)	216,588
3,850	Academy Sports & Outdoors, Inc.	190,921
885	American Eagle Outfitters, Inc.	11,585
3,770	Buckle (The), Inc.	150,988
1,854	Caleres, Inc.	29,961
821	Carvana Co. (a)	191,375
3,254	Guess?, Inc.	33,061
351	Murphy USA, Inc.	164,703
2,859	ODP (The) Corp. (a)	44,486
7,479	Sally Beauty Holdings, Inc. (a)	67,461
598	Signet Jewelers Ltd.	31,287
534	Upbound Group, Inc.	13,788
		1,146,204
	Technology Hardware, Storage & Peripherals — 0.3%
5,734	CompoSecure, Inc., Class A	76,492
1,215	Xerox Holdings Corp.	8,055
		84,547
	Textiles, Apparel & Luxury Goods — 0.7%
320	Carter’s, Inc.	13,207
6,113	G-III Apparel Group Ltd. (a)	165,479
348	Kontoor Brands, Inc.	22,634
872	Movado Group, Inc.	16,838
		218,158
	Tobacco — 0.3%
1,639	Turning Point Brands, Inc.	115,222
	Trading Companies & Distributors — 2.8%
980	Applied Industrial Technologies, Inc.	245,568
846	BlueLinx Holdings, Inc. (a)	67,147
2,154	Boise Cascade Co.	223,284
1,599	DXP Enterprises, Inc. (a)	144,662
1,186	GMS, Inc. (a)	94,417
24,130	Hudson Technologies, Inc. (a)	138,989
1,292	MRC Global, Inc. (a)	15,724
		929,791
	Total Common Stocks	33,311,564
	(Cost $34,513,666)
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
63,956	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (f)	$63,956
	(Cost $63,956)

	Total Investments — 100.0%	33,375,520
	(Cost $34,577,622)
	Net Other Assets and Liabilities — 0.0%	10,658
	Net Assets — 100.0%	$33,386,178

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Note 2E - Restricted Securities in the Notes to Financial Statements).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At February 28, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 246,597	$ 246,597	$ —	$ —**
Other Industry Categories*	33,064,967	33,064,967	—	—
Money Market Funds	63,956	63,956	—	—
Total Investments	$33,375,520	$33,375,520	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Aerospace & Defense — 2.2%
3,832	AeroVironment, Inc. (b)	$573,344
6,014	BWX Technologies, Inc.	625,275
7,504	Leonardo DRS, Inc. (b)	228,497
		1,427,116
	Biotechnology — 9.0%
41,692	89bio, Inc. (b)	384,817
2,242	AbbVie, Inc.	468,645
58,385	Amicus Therapeutics, Inc. (b)	554,074
12,256	BioMarin Pharmaceutical, Inc. (b)	872,137
11,455	Halozyme Therapeutics, Inc. (b)	677,563
1,494	Madrigal Pharmaceuticals, Inc. (b)	509,857
9,699	Mirum Pharmaceuticals, Inc. (b)	461,382
3,833	Neurocrine Biosciences, Inc. (b)	455,054
16,421	SpringWorks Therapeutics, Inc. (b)	948,477
1,338	Vertex Pharmaceuticals, Inc. (b)	641,959
		5,973,965
	Broadline Retail — 6.6%
20,688	Amazon.com, Inc. (b)	4,391,649
	Capital Markets — 1.0%
4,875	Tradeweb Markets, Inc., Class A	659,929
	Communications Equipment — 1.0%
7,313	Arista Networks, Inc. (b)	680,475
	Electric Utilities — 5.0%
7,119	Constellation Energy Corp.	1,783,630
8,009	Duke Energy Corp.	940,977
30,200	Kansai Electric Power (The) Co., Inc. (JPY) (c)	349,463
7,156	Oklo, Inc. (b)	238,939
		3,313,009
	Electrical Equipment — 5.0%
2,249	Eaton Corp. PLC	659,677
1,622	GE Vernova, Inc.	543,662
21,980	NuScale Power Corp. (b)	377,836
3,578	Schneider Electric SE (EUR) (c)	879,063
14,991	Siemens Energy AG (EUR) (b) (c)	862,085
		3,322,323
	Entertainment — 1.4%
908	Netflix, Inc. (b)	890,348
	Financial Services — 4.8%
459	Adyen N.V. (EUR) (b) (c) (d) (e)	837,864
8,950	Block, Inc. (b)	584,435
23,717	Toast, Inc., Class A (b)	915,476
2,249	Visa, Inc., Class A	815,735
		3,153,510
	Ground Transportation — 3.7%
78,600	Grab Holdings Ltd., Class A (b)	381,210
27,565	Uber Technologies, Inc. (b)	2,095,216
		2,476,426
Shares	Description	Value

	Health Care Equipment & Supplies — 1.5%
1,772	Intuitive Surgical, Inc. (b)	$1,015,622
	Hotels, Restaurants & Leisure — 0.9%
2,363	Airbnb, Inc., Class A (b)	328,150
11,465	Sweetgreen, Inc., Class A (b)	260,943
		589,093
	Interactive Media & Services — 5.6%
9,405	Alphabet, Inc., Class C	1,619,729
3,127	Meta Platforms, Inc., Class A	2,089,462
		3,709,191
	IT Services — 4.8%
5,109	Akamai Technologies, Inc. (b)	412,194
20,846	IONOS Group SE (EUR) (b) (c)	517,959
1,703	MongoDB, Inc. (b)	455,433
4,169	Okta, Inc. (b)	377,253
12,770	Shopify, Inc., Class A (b)	1,430,240
		3,193,079
	Machinery — 1.2%
4,169	Chart Industries, Inc. (b)	794,403
	Media — 0.5%
4,201	Trade Desk (The), Inc., Class A (b)	295,414
	Pharmaceuticals — 5.5%
3,127	Eli Lilly & Co.	2,878,810
8,384	Merck & Co., Inc.	773,424
		3,652,234
	Semiconductors & Semiconductor Equipment — 17.7%
10,325	Broadcom, Inc.	2,059,115
2,606	Impinj, Inc. (b)	251,896
12,678	Marvell Technology, Inc.	1,164,094
12,180	Micron Technology, Inc.	1,140,413
35,438	NVIDIA Corp.	4,426,915
9,703	QUALCOMM, Inc.	1,525,020
13,431	Rambus, Inc. (b)	750,659
2,606	Silicon Laboratories, Inc. (b)	365,622
		11,683,734
	Software — 22.2%
1,120	Adobe, Inc. (b)	491,187
3,128	CyberArk Software Ltd. (b)	1,138,123
4,332	Datadog, Inc., Class A (b)	504,894
12,724	Dynatrace, Inc. (b)	728,449
4,406	Elastic N.V. (b)	512,682
7,511	Gitlab, Inc., Class A (b)	452,237
7,621	Microsoft Corp.	3,025,461
21,779	Oracle Corp.	3,616,621
3,918	Palo Alto Networks, Inc. (b)	746,105
2,033	ServiceNow, Inc. (b)	1,890,202
3,429	Workday, Inc., Class A (b)	902,993
3,429	Zscaler, Inc. (b)	672,873
		14,681,827
	Total Common Stocks	65,903,347
	(Cost $57,207,031)
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
255,532	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (f)	$255,532
	(Cost $255,532)

	Total Investments — 100.0%	66,158,879
	(Cost $57,462,563)
	Net Other Assets and Liabilities — (0.0)%	(18,122)
	Net Assets — 100.0%	$66,140,757

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At February 28, 2025, securities
noted as such are valued at $3,446,434 or 5.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
JPY	– Japanese Yen

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:*
Electric Utilities	$ 3,313,009	$ 2,963,546	$ 349,463	$ —
Electrical Equipment	3,322,323	1,581,175	1,741,148	—
Financial Services	3,153,510	2,315,646	837,864	—
IT Services	3,193,079	2,675,120	517,959	—
Other Industry Categories*	52,921,426	52,921,426	—	—
Money Market Funds	255,532	255,532	—	—
Total Investments	$66,158,879	$62,712,445	$3,446,434	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 8.6%
6,913	Arista Networks, Inc. (a)	$643,255
20,784	Cisco Systems, Inc.	1,332,462
917	Motorola Solutions, Inc.	403,682
		2,379,399
	Electronic Equipment, Instruments & Components — 2.6%
6,612	Amphenol Corp., Class A	440,359
503	Jabil, Inc.	77,925
400	Keysight Technologies, Inc. (a)	63,812
141	Teledyne Technologies, Inc. (a)	72,618
167	Zebra Technologies Corp., Class A (a)	52,613
		707,327
	Entertainment — 9.9%
1,439	Electronic Arts, Inc.	185,804
1,387	Netflix, Inc. (a)	1,360,037
9,937	Walt Disney (The) Co.	1,130,830
2,102	Warner Music Group Corp., Class A	70,837
		2,747,508
	Financial Services — 14.2%
179	Corpay, Inc. (a)	65,702
3,126	Fiserv, Inc. (a)	736,767
2,308	Mastercard, Inc., Class A	1,330,123
5,502	PayPal Holdings, Inc. (a)	390,917
3,905	Visa, Inc., Class A	1,416,383
		3,939,892
	Interactive Media & Services — 5.2%
2,142	Meta Platforms, Inc., Class A	1,431,284
	IT Services — 5.6%
420	Gartner, Inc. (a)	209,294
346	GoDaddy, Inc., Class A (a)	62,107
5,074	International Business Machines Corp.	1,280,881
		1,552,282
	Media — 1.5%
780	Charter Communications, Inc., Class A (a)	283,585
1,446	Fox Corp., Class A	83,290
652	Omnicom Group, Inc.	53,959
		420,834
	Semiconductors & Semiconductor Equipment — 19.3%
4,523	Applied Materials, Inc.	714,951
7,592	Broadcom, Inc.	1,514,073
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
7,060	Lam Research Corp.	$541,784
4,753	Marvell Technology, Inc.	436,420
121	Monolithic Power Systems, Inc.	73,932
8,904	NVIDIA Corp.	1,112,288
6,097	QUALCOMM, Inc.	958,266
		5,351,714
	Software — 23.0%
1,841	AppLovin Corp., Class A (a)	599,687
1,176	Autodesk, Inc. (a)	322,471
1,381	Bentley Systems, Inc., Class B	60,626
1,351	Crowdstrike Holdings, Inc., Class A (a)	526,431
1,860	Datadog, Inc., Class A (a)	216,783
2,216	Gen Digital, Inc.	60,563
239	Manhattan Associates, Inc. (a)	42,274
6,657	Oracle Corp.	1,105,461
3,600	Palo Alto Networks, Inc. (a)	685,548
342	PTC, Inc. (a)	55,962
3,728	Salesforce, Inc.	1,110,385
1,132	ServiceNow, Inc. (a)	1,052,488
109	Tyler Technologies, Inc. (a)	66,319
1,452	Workday, Inc., Class A (a)	382,370
827	Zoom Communications, Inc. (a)	60,950
		6,348,318
	Technology Hardware, Storage & Peripherals — 5.0%
5,184	Apple, Inc.	1,253,699
3,221	Hewlett Packard Enterprise Co.	63,808
557	NetApp, Inc.	55,594
		1,373,101
	Wireless Telecommunication Services — 4.9%
4,983	T-Mobile US, Inc.	1,343,865
	Total Common Stocks	27,595,524
	(Cost $23,858,781)
MONEY MARKET FUNDS — 0.2%
54,847	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (b)	54,847
	(Cost $54,847)

	Total Investments — 100.0%	27,650,371
	(Cost $23,913,628)
	Net Other Assets and Liabilities — 0.0%	3,742
	Net Assets — 100.0%	$27,654,113

See Notes to Financial Statements

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 27,595,524	$ 27,595,524	$ —	$ —
Money Market Funds	54,847	54,847	—	—
Total Investments	$27,650,371	$27,650,371	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
120,959	First Trust Alternative Absolute Return Strategy ETF (a)	$3,423,140
33,903	First Trust BuyWrite Income ETF (a)	784,176
51,366	First Trust Long/Short Equity ETF (a)	3,412,243
71,036	First Trust Managed Futures Strategy Fund (a)	3,340,873
39,734	First Trust Merger Arbitrage ETF (a)	795,896
79,927	First Trust TCW Unconstrained Plus Bond ETF (a)	1,990,182
8,521	iShares 7-10 Year Treasury Bond ETF	812,222
25,445	iShares Gold Trust (b)	1,370,722

	Total Investments — 99.9%	15,929,454
	(Cost $15,597,946)
	Net Other Assets and Liabilities — 0.1%	13,530
	Net Assets — 100.0%	$15,942,984

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 15,929,454	$ 15,929,454	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	First Trust Active Factor Large Cap ETF (AFLG)	First Trust Active Factor Mid Cap ETF (AFMC)	First Trust Active Factor Small Cap ETF (AFSM)
ASSETS:
Investments, at value - Unaffiliated	$195,518,233	$42,821,003	$33,375,520
Investments, at value - Affiliated	—	—	—
Total investments, at value	195,518,233	42,821,003	33,375,520
Cash	—	—	—
Receivables:
Dividends	223,717	42,530	30,499
Reclaims	240	—	265
Total Assets	195,742,190	42,863,533	33,406,284

LIABILITIES:
Payables:
Investment advisory fees	76,820	20,390	20,106
Investment securities purchased	—	—	—
Total Liabilities	76,820	20,390	20,106
NET ASSETS	$195,665,370	$42,843,143	$33,386,178

NET ASSETS consist of:
Paid-in capital	$192,721,355	$43,898,033	$34,691,639
Par value	55,500	13,500	11,500
Accumulated distributable earnings (loss)	2,888,515	(1,068,390)	(1,316,961)
NET ASSETS	$195,665,370	$42,843,143	$33,386,178
NET ASSET VALUE, per share	$35.26	$31.74	$29.03
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,550,002	1,350,002	1,150,002
Investments, at cost - Unaffiliated	$195,025,266	$43,837,707	$34,577,622
Investments, at cost - Affiliated	$—	$—	$—
Total investments, at cost	$195,025,266	$43,837,707	$34,577,622
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)	First Trust Expanded Technology ETF (XPND)	First Trust Multi-Strategy Alternative ETF (LALT)

$66,158,879	$27,650,371	$2,182,944
—	—	13,746,510
66,158,879	27,650,371	15,929,454
—	—	24,352

21,244	18,123	—
—	—	—
66,180,123	27,668,494	15,953,806

39,366	14,381	2,317
—	—	8,505
39,366	14,381	10,822
$66,140,757	$27,654,113	$15,942,984

$56,528,311	$25,050,701	$15,503,038
25,500	9,000	7,500
9,586,946	2,594,412	432,446
$66,140,757	$27,654,113	$15,942,984
$25.94	$30.73	$21.26
2,550,002	900,002	750,002
$57,462,563	$23,913,628	$1,977,677
$—	$—	$13,620,269
$57,462,563	$23,913,628	$15,597,946
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

	First Trust Active Factor Large Cap ETF (AFLG)	First Trust Active Factor Mid Cap ETF (AFMC)	First Trust Active Factor Small Cap ETF (AFSM)
INVESTMENT INCOME:
Dividends - Unaffiliated	$660,051	$229,289	$237,192
Dividends - Affiliated	—	—	—
Foreign withholding tax	(228)	—	(863)
Total investment income	659,823	229,289	236,329

EXPENSES:
Investment advisory fees	225,145	80,529	106,413
Total expenses	225,145	80,529	106,413
NET INVESTMENT INCOME (LOSS)	434,678	148,760	129,916

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(873,076)	(503,263)	(994,633)
Investments - Affiliated	—	—	—
In-kind redemptions - Unaffiliated	3,638,493	951,053	1,458,595
In-kind redemptions - Affiliated	—	—	—
Foreign currency transactions	—	—	—
Net realized gain (loss)	2,765,417	447,790	463,962
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(674,641)	(1,535,549)	(2,737,391)
Investments - Affiliated	—	—	—
Foreign currency translation	—	—	—
Net change in unrealized appreciation (depreciation)	(674,641)	(1,535,549)	(2,737,391)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,090,776	(1,087,759)	(2,273,429)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,525,454	$(938,999)	$(2,143,513)
See Notes to Financial Statements

First Trust Innovation Leaders ETF (ILDR)	First Trust Expanded Technology ETF (XPND)	First Trust Multi-Strategy Alternative ETF (LALT)

$100,997	$92,914	$10,848
—	—	229,831
(319)	—	—
100,678	92,914	240,679

193,207	76,062	12,229
193,207	76,062	12,229
(92,529)	16,852	228,450

364,282	278,812	(290)
—	—	(25,190)
1,659,945	1,524,418	45,828
—	—	34,727
841	—	—
2,025,068	1,803,230	55,075

1,851,470	78,590	91,829
—	—	66,023
(8)	—	—
1,851,462	78,590	157,852
3,876,530	1,881,820	212,927
$3,784,001	$1,898,672	$441,377
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust Active Factor Large Cap ETF (AFLG)		First Trust Active Factor Mid Cap ETF (AFMC)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$434,678	$77,024	$148,760	$81,220
Net realized gain (loss)	2,765,417	1,235,418	447,790	2,459,043
Net change in unrealized appreciation (depreciation)	(674,641)	641,259	(1,535,549)	(48,392)
Net increase (decrease) in net assets resulting from operations	2,525,454	1,953,701	(938,999)	2,491,871

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(252,870)	(60,871)	(108,615)	(66,210)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	209,833,311	15,771,837	36,260,522	26,091,409
Cost of shares redeemed	(34,764,628)	(4,484,731)	(6,598,251)	(20,575,596)
Net increase (decrease) in net assets resulting from shareholder transactions	175,068,683	11,287,106	29,662,271	5,515,813
Total increase (decrease) in net assets	177,341,267	13,179,936	28,614,657	7,941,474

NET ASSETS:
Beginning of period	18,324,103	5,144,167	14,228,486	6,287,012
End of period	$195,665,370	$18,324,103	$42,843,143	$14,228,486

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	200,002	450,002	250,002
Shares sold	6,000,000	500,000	1,100,000	900,000
Shares redeemed	(1,000,000)	(150,000)	(200,000)	(700,000)
Shares outstanding, end of period	5,550,002	550,002	1,350,002	450,002
See Notes to Financial Statements

First Trust Active Factor Small Cap ETF (AFSM)		First Trust Innovation Leaders ETF (ILDR)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$129,916	$57,736	$(92,529)	$(81,337)
463,962	106,025	2,025,068	506,525
(2,737,391)	1,254,158	1,851,462	6,541,757
(2,143,513)	1,417,919	3,784,001	6,966,945

(99,000)	(48,515)	—	—

26,684,334	10,145,548	27,318,905	19,770,642
(6,338,544)	—	(5,109,537)	(2,079,413)
20,345,790	10,145,548	22,209,368	17,691,229
18,103,277	11,514,952	25,993,369	24,658,174

15,282,901	3,767,949	40,147,388	15,489,214
$33,386,178	$15,282,901	$66,140,757	$40,147,388

500,002	150,002	1,700,002	850,002
850,000	350,000	1,050,000	950,000
(200,000)	—	(200,000)	(100,000)
1,150,002	500,002	2,550,002	1,700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	First Trust Expanded Technology ETF (XPND)		First Trust Multi-Strategy Alternative ETF (LALT)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$16,852	$15,815	$228,450	$120,646
Net realized gain (loss)	1,803,230	875,249	55,075	(26,138)
Net change in unrealized appreciation (depreciation)	78,590	2,628,873	157,852	169,671
Net increase (decrease) in net assets resulting from operations	1,898,672	3,519,937	441,377	264,179

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(23,175)	(9,824)	(214,381)	(68,991)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,292,689	14,716,082	6,347,453	9,210,879
Cost of shares redeemed	(4,579,771)	(3,689,086)	(1,048,322)	—
Net increase (decrease) in net assets resulting from shareholder transactions	4,712,918	11,026,996	5,299,131	9,210,879
Total increase (decrease) in net assets	6,588,415	14,537,109	5,526,127	9,406,067

NET ASSETS:
Beginning of period	21,065,698	6,528,589	10,416,857	1,010,790
End of period	$27,654,113	$21,065,698	$15,942,984	$10,416,857

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	750,002	300,002	500,002	50,002
Shares sold	300,000	600,000	300,000	450,000
Shares redeemed	(150,000)	(150,000)	(50,000)	—
Shares outstanding, end of period	900,002	750,002	750,002	500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust Active Factor Large Cap ETF (AFLG)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$33.32	$25.72	$23.49	$26.72	$20.99	$19.87
Income from investment operations:
Net investment income (loss)	0.18 (b)	0.31 (b)	0.35 (b)	0.30	0.27	0.23
Net realized and unrealized gain (loss)	1.90	7.62	2.25	(3.26)	5.72	1.07
Total from investment operations	2.08	7.93	2.60	(2.96)	5.99	1.30
Distributions paid to shareholders from:
Net investment income	(0.14)	(0.33)	(0.37)	(0.27)	(0.26)	(0.18)
Net asset value, end of period	$35.26	$33.32	$25.72	$23.49	$26.72	$20.99
Total return (c)	6.24%	31.10%	11.22%	(11.18)%	28.74%	6.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$195,665	$18,324	$5,144	$4,698	$4,007	$2,099
Ratio of total expenses to average net assets	0.55% (d)	0.55%	0.55%	0.55%	0.55%	0.55% (d)
Ratio of net investment income (loss) to average net assets	1.06% (d)	1.04%	1.47%	1.24%	1.12%	1.62% (d)
Portfolio turnover rate (e)	12%	48%	55%	61%	70%	55%

(a)	Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Active Factor Mid Cap ETF (AFMC)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$31.62	$25.15	$22.20	$26.12	$18.37	$19.88
Income from investment operations:
Net investment income (loss)	0.19 (b)	0.24 (b)	0.23 (b)	0.32	0.19	0.18
Net realized and unrealized gain (loss)	0.08 (c)	6.46	2.97	(3.96)	7.76	(1.55)
Total from investment operations	0.27	6.70	3.20	(3.64)	7.95	(1.37)
Distributions paid to shareholders from:
Net investment income	(0.15)	(0.23)	(0.25)	(0.28)	(0.20)	(0.14)
Net asset value, end of period	$31.74	$31.62	$25.15	$22.20	$26.12	$18.37
Total return (d)	0.87%	26.81%	14.59%	(14.04)%	43.52%	(6.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$42,843	$14,228	$6,287	$1,110	$1,306	$1,837
Ratio of total expenses to average net assets	0.65% (e)	0.65%	0.65%	0.65%	0.65%	0.65% (e)
Ratio of net investment income (loss) to average net assets	1.20% (e)	0.84%	0.96%	1.21%	0.81%	1.34% (e)
Portfolio turnover rate (f)	19%	60%	49%	80%	80%	66%

(a)	Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Active Factor Small Cap ETF (AFSM)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$30.57	$25.12	$22.94	$26.72	$18.45	$19.95
Income from investment operations:
Net investment income (loss)	0.14 (b)	0.22 (b)	0.31 (b)	0.25	0.05	0.12
Net realized and unrealized gain (loss)	(1.58)	5.46	2.17	(3.85)	8.30	(1.52)
Total from investment operations	(1.44)	5.68	2.48	(3.60)	8.35	(1.40)
Distributions paid to shareholders from:
Net investment income	(0.10)	(0.23)	(0.30)	(0.18)	(0.08)	(0.10)
Net asset value, end of period	$29.03	$30.57	$25.12	$22.94	$26.72	$18.45
Total return (c)	(4.73)%	22.72%	10.97%	(13.52)%	45.40%	(7.03)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$33,386	$15,283	$3,768	$2,294	$2,672	$1,845
Ratio of total expenses to average net assets	0.75% (d)	0.75%	0.75% (e)	0.75% (e)	0.75% (e)	0.75% (d) (e)
Ratio of net investment income (loss) to average net assets	0.92% (d)	0.81%	1.30% (e)	1.01% (e)	0.27% (e)	0.91% (d) (e)
Portfolio turnover rate (f)	30%	79%	59%	73%	86%	65%

(a)	Inception date is December 3, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Innovation Leaders ETF (ILDR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$23.62	$18.22	$15.18	$22.95	$20.07
Income from investment operations:
Net investment income (loss)	(0.05) (b)	(0.07) (b)	(0.04) (b)	(0.08)	(0.02)
Net realized and unrealized gain (loss)	2.37	5.47	3.08	(7.66)	2.90
Total from investment operations	2.32	5.40	3.04	(7.74)	2.88
Distributions paid to shareholders from:
Net investment income	—	—	—	(0.00) (c)	—
Net realized gain	—	—	—	(0.03)	—
Total distributions	—	—	—	(0.03)	—
Net asset value, end of period	$25.94	$23.62	$18.22	$15.18	$22.95
Total return (d)	9.82%	29.64%	20.03%	(33.75)%	14.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$66,141	$40,147	$15,489	$3,036	$3,443
Ratio of total expenses to average net assets	0.75% (e)	0.75% (f)	0.75%	0.75%	0.75% (e)
Ratio of net investment income (loss) to average net assets	(0.36)% (e)	(0.32)% (f)	(0.24)%	(0.51)%	(0.49)% (e)
Portfolio turnover rate (g)	23%	43%	51%	58%	9%

(a)	Inception date is May 25, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Expanded Technology ETF (XPND)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$28.09	$21.76	$17.00	$21.87	$20.18
Income from investment operations:
Net investment income (loss)	0.02 (b)	0.03 (b)	0.06 (b)	0.04	(0.00) (c)
Net realized and unrealized gain (loss)	2.65	6.32	4.77	(4.89)	1.69
Total from investment operations	2.67	6.35	4.83	(4.85)	1.69
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.02)	(0.07)	(0.02)	—
Net asset value, end of period	$30.73	$28.09	$21.76	$17.00	$21.87
Total return (d)	9.51%	29.18%	28.55%	(22.19)%	8.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$27,654	$21,066	$6,529	$15,300	$16,399
Ratio of total expenses to average net assets	0.65% (e)	0.65%	0.65%	0.65%	0.65% (e)
Ratio of net investment income (loss) to average net assets	0.14% (e)	0.11%	0.36%	0.19%	(0.03)% (e)
Portfolio turnover rate (f)	39%	61%	81%	88%	0%

(a)	Inception date is June 14, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Multi-Strategy Alternative ETF (LALT)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$20.83	$20.21	$20.01
Income from investment operations:
Net investment income (loss) (b)	0.39	0.49	0.23
Net realized and unrealized gain (loss)	0.40	0.59	0.06
Total from investment operations	0.79	1.08	0.29
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.46)	(0.09)
Net asset value, end of period	$21.26	$20.83	$20.21
Total return (c)	3.80%	5.49%	1.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,943	$10,417	$1,011
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	3.74% (e)	2.39%	1.97% (e)
Portfolio turnover rate (f)	5%	21%	17%

(a)	Inception date is January 31, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the six funds (each a “Fund” and collectively, the “Funds”). AFLG, AFMC and AFSM are each a diversified series of the Trust, and ILDR, XPND and LALT are each a non-diversified series of the Trust. The shares of each Fund are listed and traded on the NYSE Arca, Inc.

First Trust Active Factor Large Cap ETF – (ticker “AFLG”)
First Trust Active Factor Mid Cap ETF – (ticker “AFMC”)
First Trust Active Factor Small Cap ETF – (ticker “AFSM”)
First Trust Innovation Leaders ETF – (ticker “ILDR”)
First Trust Expanded Technology ETF – (ticker “XPND”)
First Trust Multi-Strategy Alternative ETF – (ticker “LALT”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. AFLG, AFMC, AFSM, and ILDR’s investment objective seeks to provide capital appreciation. XPND’s investment objective seeks to provide long-term capital appreciation. LALT’s investment objective is long-term total return.
Under normal market conditions, AFLG will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by large capitalization companies.
Under normal market conditions, AFMC will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies.
Under normal market conditions, AFSM will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by small capitalization companies.
Under normal market conditions, ILDR will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and depository receipts issued by U.S. and non-U.S. companies that may benefit from the development or application of scientific and technological innovation.
Under normal market conditions, XPND will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies identified by the Fund’s investment advisor as either information technology companies or financial companies and communication services companies whose operations are principally derived from and/or dependent upon technology.
Under normal market conditions, LALT allocates its assets amongst a variety of alternative asset categories and strategies in an effort to provide lower correlation and diversifying risk exposures compared to traditional equity and fixed income benchmarks (e.g., the S&P 500® Index or Bloomberg Aggregate Bond Index) over various market cycles.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Affiliated Transactions
LALT invests in securities of affiliated funds. LALT’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds at February 28, 2025, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	120,959	$2,207,643	$1,367,659	$(164,513)	$25,138	$(12,787)	$3,423,140	$47,417
First Trust BuyWrite Income ETF	33,903	—	794,542	(8,280)	(1,901)	(185)	784,176	23,566
First Trust Global Tactical Commodity Strategy Fund	—	497,747	51,345	(563,197)	12,034	2,071	—	4,035
First Trust Long/Short Equity ETF	51,366	2,256,254	1,404,520	(345,447)	71,538	25,378	3,412,243	21,689
First Trust Managed Futures Strategy Fund	71,036	2,166,653	1,365,841	(143,909)	(38,734)	(8,978)	3,340,873	86,688
First Trust Merger Arbitrage ETF	39,734	530,786	319,468	(54,451)	34	59	795,896	10,403
First Trust TCW Unconstrained Plus Bond ETF	79,927	1,319,394	826,515	(157,620)	(2,086)	3,979	1,990,182	36,033
		$8,978,477	$6,129,890	$(1,437,417)	$66,023	$9,537	$13,746,510	$229,831
E. Restricted Securities
As of February 28, 2025, AFSM held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%
F. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Active Factor Large Cap ETF	$60,871	$—	$—
First Trust Active Factor Mid Cap ETF	66,210	—	—
First Trust Active Factor Small Cap ETF	48,515	—	—
First Trust Innovation Leaders ETF	—	—	—
First Trust Expanded Technology ETF	9,824	—	—
First Trust Multi-Strategy Alternative ETF	68,991	—	—
As of August 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Active Factor Large Cap ETF	$30,838	$(526,387)	$1,111,480
First Trust Active Factor Mid Cap ETF	25,616	(512,897)	466,505
First Trust Active Factor Small Cap ETF	16,929	(564,416)	1,473,039
First Trust Innovation Leaders ETF	(63,617)	(864,566)	6,731,128
First Trust Expanded Technology ETF	7,385	(2,927,077)	3,638,607
First Trust Multi-Strategy Alternative ETF	57,620	(17,246)	165,076
G. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For AFLG, AFMC, AFSM, ILDR and XPND, the taxable years ended 2021, 2022, 2023 and 2024 remain open to federal and state audit. For LALT, the taxable years ended 2023 and 2024 remain open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Active Factor Large Cap ETF	$526,387
First Trust Active Factor Mid Cap ETF	512,897
First Trust Active Factor Small Cap ETF	564,416
First Trust Innovation Leaders ETF	864,566
First Trust Expanded Technology ETF	2,927,077
First Trust Multi-Strategy Alternative ETF	17,246
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2024, the following Fund incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust Innovation Leaders ETF	$63,617	$—

As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Active Factor Large Cap ETF	$195,025,266	$7,546,342	$(7,053,375)	$492,967
First Trust Active Factor Mid Cap ETF	43,837,707	1,704,211	(2,720,915)	(1,016,704)
First Trust Active Factor Small Cap ETF	34,577,622	2,167,856	(3,369,958)	(1,202,102)
First Trust Innovation Leaders ETF	57,462,563	10,056,152	(1,359,836)	8,696,316
First Trust Expanded Technology ETF	23,913,628	4,120,025	(383,282)	3,736,743
First Trust Multi-Strategy Alternative ETF	15,597,946	438,782	(107,274)	331,508
H. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
I. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	AFLG	AFMC	AFSM	XPND	LALT
Fund net assets up to and including $2.5 billion	0.55000%	0.65000%	0.75000%	0.65000%	0.20000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.63375%	0.73125%	0.63375%	0.19500%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.61750%	0.71250%	0.61750%	0.19000%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.60125%	0.69375%	0.60125%	0.18500%
Fund net assets greater than $10 billion up to and including $15 billion	0.49500%	0.58500%	0.67500%	0.58500%	0.18000%
Fund net assets greater than $15 billion	0.46750%	0.55250%	0.63750%	0.55250%	0.17000%

Breakpoints	ILDR
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
In addition, LALT incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents LALT’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Active Factor Large Cap ETF	$10,563,325	$10,664,124
First Trust Active Factor Mid Cap ETF	4,728,850	4,739,671
First Trust Active Factor Small Cap ETF	8,400,318	8,364,465
First Trust Innovation Leaders ETF	12,195,897	11,980,500
First Trust Expanded Technology ETF	9,221,814	9,212,984

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
	Purchases	Sales
First Trust Multi-Strategy Alternative ETF	$679,526	$658,252
For the six months ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Active Factor Large Cap ETF	$209,645,151	$34,697,345
First Trust Active Factor Mid Cap ETF	36,236,775	6,592,246
First Trust Active Factor Small Cap ETF	26,633,745	6,340,397
First Trust Innovation Leaders ETF	27,158,179	5,157,851
First Trust Expanded Technology ETF	9,269,664	4,569,063
First Trust Multi-Strategy Alternative ETF	6,340,861	1,047,372
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Buffer ETF - January (FJAN)
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
FT Vest U.S. Equity Buffer ETF - February (FFEB)
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
FT Vest U.S. Equity Buffer ETF - March (FMAR)
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
FT Vest U.S. Equity Buffer ETF - April (FAPR)
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
FT Vest U.S. Equity Buffer ETF - May (FMAY)
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
FT Vest U.S. Equity Buffer ETF - June (FJUN)
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
FT Vest U.S. Equity Buffer ETF - July (FJUL)
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
FT Vest U.S. Equity Buffer ETF - August (FAUG)
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
FT Vest U.S. Equity Buffer ETF - September (FSEP)
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
FT Vest U.S. Equity Buffer ETF - October (FOCT)
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
FT Vest U.S. Equity Buffer ETF - November (FNOV)
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
FT Vest U.S. Equity Buffer ETF - December (FDEC)
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
FT Vest Buffered Allocation Defensive ETF (BUFT)
FT Vest Buffered Allocation Growth ETF (BUFG)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Buffer ETF - January (FJAN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
10,077,022	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$10,077,022
	(Cost $10,077,022)
	Total Investments — 1.1%	10,077,022
	(Cost $10,077,022)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 97.7%
15,812	SPDR® S&P 500® ETF Trust	$939,517,416	$5.98	01/16/26	922,377,208
	(Cost $929,530,442)
	Put Options Purchased — 4.9%
15,812	SPDR® S&P 500® ETF Trust	939,517,416	597.58	01/16/26	46,123,604
	(Cost $43,813,782)
	Total Purchased Options				968,500,812
	(Cost $973,344,224)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (1.0)%
(15,812)	SPDR® S&P 500® ETF Trust	(939,517,416)	682.20	01/16/26	(9,803,440)
	(Premiums received $13,845,714)
	Put Options Written — (2.6)%
(15,812)	SPDR® S&P 500® ETF Trust	(939,517,416)	537.82	01/16/26	(24,382,104)
	(Premiums received $23,715,097)
	Total Written Options				(34,185,544)
	(Premiums received $37,560,811)
	Net Other Assets and Liabilities — (0.1)%				(501,624)
	Net Assets — 100.0%				$943,890,666

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$10,077,022	$10,077,022	$—	$—
Purchased Options	968,500,812	—	968,500,812	—
Total	$978,577,834	$10,077,022	$968,500,812	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(34,185,544)	$—	$(34,185,544)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,648,769	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$3,648,769
	(Cost $3,648,769)
	Total Investments — 1.1%	3,648,769
	(Cost $3,648,769)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.2%
	Call Options Purchased — 97.7%
5,775	SPDR® S&P 500® ETF Trust	$343,138,950	$5.97	01/16/26	336,671,932
	(Cost $340,159,366)
	Put Options Purchased — 3.5%
5,775	SPDR® S&P 500® ETF Trust	343,138,950	567.70	01/16/26	12,246,349
	(Cost $11,487,419)
	Total Purchased Options				348,918,281
	(Cost $351,646,785)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (1.5)%
(5,775)	SPDR® S&P 500® ETF Trust	(343,138,950)	669.94	01/16/26	(5,081,249)
	(Premiums received $7,084,329)
	Put Options Written — (0.7)%
(5,775)	SPDR® S&P 500® ETF Trust	(343,138,950)	418.31	01/16/26	(2,540,596)
	(Premiums received $2,446,189)
	Total Written Options				(7,621,845)
	(Premiums received $9,530,518)
	Net Other Assets and Liabilities — (0.1)%				(196,261)
	Net Assets — 100.0%				$344,748,944

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,648,769	$3,648,769	$—	$—
Purchased Options	348,918,281	—	348,918,281	—
Total	$352,567,050	$3,648,769	$348,918,281	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,621,845)	$—	$(7,621,845)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - February (FFEB)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
10,395,983	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$10,395,983
	(Cost $10,395,983)
	Total Investments — 1.2%	10,395,983
	(Cost $10,395,983)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 97.7%
15,151	SPDR® S&P 500® ETF Trust	$900,242,118	$6.00	02/20/26	884,151,756
	(Cost $889,299,290)
	Put Options Purchased — 5.2%
15,151	SPDR® S&P 500® ETF Trust	900,242,118	599.94	02/20/26	47,240,818
	(Cost $43,577,919)
	Total Purchased Options				931,392,574
	(Cost $932,877,209)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (1.2)%
(15,151)	SPDR® S&P 500® ETF Trust	(900,242,118)	686.93	02/20/26	(10,651,153)
	(Premiums received $10,725,699)
	Put Options Written — (2.8)%
(15,151)	SPDR® S&P 500® ETF Trust	(900,242,118)	539.95	02/20/26	(25,665,794)
	(Premiums received $23,284,769)
	Total Written Options				(36,316,947)
	(Premiums received $34,010,468)
	Net Other Assets and Liabilities — (0.1)%				(517,417)
	Net Assets — 100.0%				$904,954,193

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$10,395,983	$10,395,983	$—	$—
Purchased Options	931,392,574	—	931,392,574	—
Total	$941,788,557	$10,395,983	$931,392,574	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(36,316,947)	$—	$(36,316,947)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,321,329	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$3,321,329
	(Cost $3,321,329)
	Total Investments — 1.1%	3,321,329
	(Cost $3,321,329)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 97.6%
4,879	SPDR® S&P 500® ETF Trust	$289,900,422	$5.99	02/20/26	284,600,901
	(Cost $286,334,713)
	Put Options Purchased — 3.9%
4,879	SPDR® S&P 500® ETF Trust	289,900,422	569.94	02/20/26	11,192,036
	(Cost $10,334,537)
	Total Purchased Options				295,792,937
	(Cost $296,669,250)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (1.7)%
(4,879)	SPDR® S&P 500® ETF Trust	(289,900,422)	673.79	02/20/26	(4,954,917)
	(Premiums received $5,121,701)
	Put Options Written — (0.8)%
(4,879)	SPDR® S&P 500® ETF Trust	(289,900,422)	419.96	02/20/26	(2,432,377)
	(Premiums received $2,083,407)
	Total Written Options				(7,387,294)
	(Premiums received $7,205,108)
	Net Other Assets and Liabilities — (0.1)%				(164,500)
	Net Assets — 100.0%				$291,562,472

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,321,329	$3,321,329	$—	$—
Purchased Options	295,792,937	—	295,792,937	—
Total	$299,114,266	$3,321,329	$295,792,937	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,387,294)	$—	$(7,387,294)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
3,577,000	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$3,577,000
	(Cost $3,577,000)
	Total Investments — 0.4%	3,577,000
	(Cost $3,577,000)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.1%
	Call Options Purchased — 101.0%
13,986	SPDR® S&P 500® ETF Trust	$831,020,148	$5.10	03/21/25	821,775,402
	(Cost $728,448,748)
	Put Options Purchased — 0.1%
13,986	SPDR® S&P 500® ETF Trust	831,020,148	509.83	03/21/25	587,412
	(Cost $32,977,654)
	Total Purchased Options				822,362,814
	(Cost $761,426,402)
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (1.3)%
(13,986)	SPDR® S&P 500® ETF Trust	(831,020,148)	597.16	03/21/25	(10,223,766)
	(Premiums received $8,729,731)
	Put Options Written — (0.0)%
(13,986)	SPDR® S&P 500® ETF Trust	(831,020,148)	458.85	03/21/25	(265,734)
	(Premiums received $13,041,587)
	Total Written Options				(10,489,500)
	(Premiums received $21,771,318)
	Net Other Assets and Liabilities — (0.2)%				(1,676,459)
	Net Assets — 100.0%				$813,773,855

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,577,000	$3,577,000	$—	$—
Purchased Options	822,362,814	—	822,362,814	—
Total	$825,939,814	$3,577,000	$822,362,814	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,489,500)	$—	$(10,489,500)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
776,094	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$776,094
	(Cost $776,094)
	Total Investments — 0.3%	776,094
	(Cost $776,094)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 101.9%
4,486	SPDR® S&P 500® ETF Trust	$266,549,148	$5.09	03/21/25	263,552,051
	(Cost $227,647,146)
	Put Options Purchased — 0.1%
4,486	SPDR® S&P 500® ETF Trust	266,549,148	484.34	03/21/25	154,229
	(Cost $7,344,427)
	Total Purchased Options				263,706,280
	(Cost $234,991,573)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (2.2)%
(4,486)	SPDR® S&P 500® ETF Trust	(266,549,148)	588.39	03/21/25	(5,749,616)
	(Premiums received $2,851,229)
	Put Options Written — (0.0)%
(4,486)	SPDR® S&P 500® ETF Trust	(266,549,148)	356.88	03/21/25	(23,417)
	(Premiums received $1,487,498)
	Total Written Options				(5,773,033)
	(Premiums received $4,338,727)
	Net Other Assets and Liabilities — (0.1)%				(163,672)
	Net Assets — 100.0%				$258,545,669

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$776,094	$776,094	$—	$—
Purchased Options	263,706,280	—	263,706,280	—
Total	$264,482,374	$776,094	$263,706,280	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,773,033)	$—	$(5,773,033)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - April (FAPR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
2,601,306	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$2,601,306
	(Cost $2,601,306)
	Total Investments — 0.3%	2,601,306
	(Cost $2,601,306)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 103.5%
13,200	SPDR® S&P 500® ETF Trust	$784,317,600	$4.95	04/17/25	775,839,240
	(Cost $667,344,036)
	Put Options Purchased — 0.2%
13,200	SPDR® S&P 500® ETF Trust	784,317,600	495.16	04/17/25	1,353,660
	(Cost $28,051,713)
	Total Purchased Options				777,192,900
	(Cost $695,395,749)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (3.9)%
(13,200)	SPDR® S&P 500® ETF Trust	(784,317,600)	582.95	04/17/25	(28,999,344)
	(Premiums received $13,175,923)
	Put Options Written — (0.1)%
(13,200)	SPDR® S&P 500® ETF Trust	(784,317,600)	445.64	04/17/25	(737,352)
	(Premiums received $13,714,802)
	Total Written Options				(29,736,696)
	(Premiums received $26,890,725)
	Net Other Assets and Liabilities — (0.0)%				(370,424)
	Net Assets — 100.0%				$749,687,086

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,601,306	$2,601,306	$—	$—
Purchased Options	777,192,900	—	777,192,900	—
Total	$779,794,206	$2,601,306	$777,192,900	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,736,696)	$—	$(29,736,696)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
952,697	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$952,697
	(Cost $952,697)
	Total Investments — 0.4%	952,697
	(Cost $952,697)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.2%
	Call Options Purchased — 105.1%
4,707	SPDR® S&P 500® ETF Trust	$279,680,526	$4.94	04/17/25	276,661,880
	(Cost $235,089,346)
	Put Options Purchased — 0.1%
4,707	SPDR® S&P 500® ETF Trust	279,680,526	470.40	04/17/25	345,588
	(Cost $7,590,629)
	Total Purchased Options				277,007,468
	(Cost $242,679,975)
WRITTEN OPTIONS — (5.5)%
	Call Options Written — (5.5)%
(4,707)	SPDR® S&P 500® ETF Trust	(279,680,526)	571.96	04/17/25	(14,336,439)
	(Premiums received $6,211,038)
	Put Options Written — (0.0)%
(4,707)	SPDR® S&P 500® ETF Trust	(279,680,526)	346.61	04/17/25	(83,879)
	(Premiums received $1,549,195)
	Total Written Options				(14,420,318)
	(Premiums received $7,760,233)
	Net Other Assets and Liabilities — (0.1)%				(167,084)
	Net Assets — 100.0%				$263,372,763

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$952,697	$952,697	$—	$—
Purchased Options	277,007,468	—	277,007,468	—
Total	$277,960,165	$952,697	$277,007,468	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,420,318)	$—	$(14,420,318)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - May (FMAY)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
4,010,401	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$4,010,401
	(Cost $4,010,401)
	Total Investments — 0.5%	4,010,401
	(Cost $4,010,401)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.3%
	Call Options Purchased — 100.7%
14,989	SPDR® S&P 500® ETF Trust	$890,616,402	$5.29	05/16/25	880,807,450
	(Cost $789,521,949)
	Put Options Purchased — 0.6%
14,989	SPDR® S&P 500® ETF Trust	890,616,402	529.45	05/16/25	5,487,923
	(Cost $36,230,582)
	Total Purchased Options				886,295,373
	(Cost $825,752,531)
WRITTEN OPTIONS — (1.7)%
	Call Options Written — (1.4)%
(14,989)	SPDR® S&P 500® ETF Trust	(890,616,402)	613.74	05/16/25	(12,723,862)
	(Premiums received $9,220,992)
	Put Options Written — (0.3)%
(14,989)	SPDR® S&P 500® ETF Trust	(890,616,402)	476.51	05/16/25	(2,345,629)
	(Premiums received $17,606,466)
	Total Written Options				(15,069,491)
	(Premiums received $26,827,458)
	Net Other Assets and Liabilities — (0.1)%				(558,265)
	Net Assets — 100.0%				$874,678,018

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,010,401	$4,010,401	$—	$—
Purchased Options	886,295,373	—	886,295,373	—
Total	$890,305,774	$4,010,401	$886,295,373	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(15,069,491)	$—	$(15,069,491)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,176,811	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,176,811
	(Cost $1,176,811)
	Total Investments — 0.5%	1,176,811
	(Cost $1,176,811)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.4%
	Call Options Purchased — 101.0%
3,922	SPDR® S&P 500® ETF Trust	$233,037,396	$5.28	05/16/25	230,507,706
	(Cost $206,807,153)
	Put Options Purchased — 0.4%
3,922	SPDR® S&P 500® ETF Trust	233,037,396	502.98	05/16/25	890,294
	(Cost $6,532,670)
	Total Purchased Options				231,398,000
	(Cost $213,339,823)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.7)%
(3,922)	SPDR® S&P 500® ETF Trust	(233,037,396)	611.09	05/16/25	(3,808,262)
	(Premiums received $2,316,227)
	Put Options Written — (0.1)%
(3,922)	SPDR® S&P 500® ETF Trust	(233,037,396)	370.62	05/16/25	(211,788)
	(Premiums received $1,156,947)
	Total Written Options				(4,020,050)
	(Premiums received $3,473,174)
	Net Other Assets and Liabilities — (0.1)%				(267,901)
	Net Assets — 100.0%				$228,286,860

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,176,811	$1,176,811	$—	$—
Purchased Options	231,398,000	—	231,398,000	—
Total	$232,574,811	$1,176,811	$231,398,000	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,020,050)	$—	$(4,020,050)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - June (FJUN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
6,377,616	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$6,377,616
	(Cost $6,377,616)
	Total Investments — 0.7%	6,377,616
	(Cost $6,377,616)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 99.8%
15,882	SPDR® S&P 500® ETF Trust	$943,676,676	$5.45	06/20/25	930,791,927
	(Cost $856,917,095)
	Put Options Purchased — 1.2%
15,882	SPDR® S&P 500® ETF Trust	943,676,676	544.51	06/20/25	11,375,959
	(Cost $40,036,991)
	Total Purchased Options				942,167,886
	(Cost $896,954,086)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (1.0)%
(15,882)	SPDR® S&P 500® ETF Trust	(943,676,676)	631.25	06/20/25	(8,709,054)
	(Premiums received $9,581,277)
	Put Options Written — (0.5)%
(15,882)	SPDR® S&P 500® ETF Trust	(943,676,676)	490.06	06/20/25	(4,923,102)
	(Premiums received $20,021,348)
	Total Written Options				(13,632,156)
	(Premiums received $29,602,625)
	Net Other Assets and Liabilities — (0.2)%				(1,905,124)
	Net Assets — 100.0%				$933,008,222

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,377,616	$6,377,616	$—	$—
Purchased Options	942,167,886	—	942,167,886	—
Total	$948,545,502	$6,377,616	$942,167,886	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,632,156)	$—	$(13,632,156)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,313,010	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,313,010
	(Cost $1,313,010)
	Total Investments — 0.6%	1,313,010
	(Cost $1,313,010)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 100.2%
4,103	SPDR® S&P 500® ETF Trust	$243,792,054	$5.44	06/20/25	240,467,393
	(Cost $219,435,308)
	Put Options Purchased — 0.8%
4,103	SPDR® S&P 500® ETF Trust	243,792,054	517.28	06/20/25	1,894,847
	(Cost $7,137,426)
	Total Purchased Options				242,362,240
	(Cost $226,572,734)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (1.3)%
(4,103)	SPDR® S&P 500® ETF Trust	(243,792,054)	624.17	06/20/25	(3,169,075)
	(Premiums received $2,600,439)
	Put Options Written — (0.2)%
(4,103)	SPDR® S&P 500® ETF Trust	(243,792,054)	381.16	06/20/25	(392,862)
	(Premiums received $1,621,519)
	Total Written Options				(3,561,937)
	(Premiums received $4,221,958)
	Net Other Assets and Liabilities — (0.1)%				(150,272)
	Net Assets — 100.0%				$239,963,041

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,313,010	$1,313,010	$—	$—
Purchased Options	242,362,240	—	242,362,240	—
Total	$243,675,250	$1,313,010	$242,362,240	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,561,937)	$—	$(3,561,937)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - July (FJUL)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
5,860,650	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$5,860,650
	(Cost $5,860,650)
	Total Investments — 0.6%	5,860,650
	(Cost $5,860,650)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.3%
	Call Options Purchased — 99.7%
16,369	SPDR® S&P 500® ETF Trust	$972,613,242	$5.49	07/18/25	959,110,454
	(Cost $896,496,407)
	Put Options Purchased — 1.6%
16,369	SPDR® S&P 500® ETF Trust	972,613,242	548.99	07/18/25	15,120,373
	(Cost $39,898,325)
	Total Purchased Options				974,230,827
	(Cost $936,394,732)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.1)%
(16,369)	SPDR® S&P 500® ETF Trust	(972,613,242)	635.13	07/18/25	(10,934,656)
	(Premiums received $12,457,062)
	Put Options Written — (0.7)%
(16,369)	SPDR® S&P 500® ETF Trust	(972,613,242)	494.09	07/18/25	(6,815,233)
	(Premiums received $19,077,653)
	Total Written Options				(17,749,889)
	(Premiums received $31,534,715)
	Net Other Assets and Liabilities — (0.1)%				(606,325)
	Net Assets — 100.0%				$961,735,263

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,860,650	$5,860,650	$—	$—
Purchased Options	974,230,827	—	974,230,827	—
Total	$980,091,477	$5,860,650	$974,230,827	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(17,749,889)	$—	$(17,749,889)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
2,114,650	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$2,114,650
	(Cost $2,114,650)
	Total Investments — 0.6%	2,114,650
	(Cost $2,114,650)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.4%
	Call Options Purchased — 100.3%
5,859	SPDR® S&P 500® ETF Trust	$348,130,062	$5.48	07/18/25	343,302,715
	(Cost $317,330,419)
	Put Options Purchased — 1.1%
5,859	SPDR® S&P 500® ETF Trust	348,130,062	521.54	07/18/25	3,589,458
	(Cost $10,959,053)
	Total Purchased Options				346,892,173
	(Cost $328,289,472)
WRITTEN OPTIONS — (1.9)%
	Call Options Written — (1.7)%
(5,859)	SPDR® S&P 500® ETF Trust	(348,130,062)	626.01	07/18/25	(5,743,285)
	(Premiums received $5,582,745)
	Put Options Written — (0.2)%
(5,859)	SPDR® S&P 500® ETF Trust	(348,130,062)	384.29	07/18/25	(738,058)
	(Premiums received $2,112,802)
	Total Written Options				(6,481,343)
	(Premiums received $7,695,547)
	Net Other Assets and Liabilities — (0.1)%				(323,500)
	Net Assets — 100.0%				$342,201,980

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,114,650	$2,114,650	$—	$—
Purchased Options	346,892,173	—	346,892,173	—
Total	$349,006,823	$2,114,650	$346,892,173	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,481,343)	$—	$(6,481,343)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
7,211,804	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$7,211,804
	(Cost $7,211,804)
	Total Investments — 0.8%	7,211,804
	(Cost $7,211,804)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 99.9%
15,431	SPDR® S&P 500® ETF Trust	$916,879,158	$5.54	08/15/25	904,426,341
	(Cost $844,363,874)
	Put Options Purchased — 1.9%
15,431	SPDR® S&P 500® ETF Trust	916,879,158	554.31	08/15/25	17,313,582
	(Cost $40,829,752)
	Total Purchased Options				921,739,923
	(Cost $885,193,626)
WRITTEN OPTIONS — (2.4)%
	Call Options Written — (1.5)%
(15,431)	SPDR® S&P 500® ETF Trust	(916,879,158)	634.96	08/15/25	(13,749,021)
	(Premiums received $10,118,431)
	Put Options Written — (0.9)%
(15,431)	SPDR® S&P 500® ETF Trust	(916,879,158)	498.88	08/15/25	(7,931,534)
	(Premiums received $21,086,633)
	Total Written Options				(21,680,555)
	(Premiums received $31,205,064)
	Net Other Assets and Liabilities — (0.2)%				(1,739,720)
	Net Assets — 100.0%				$905,531,452

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,211,804	$7,211,804	$—	$—
Purchased Options	921,739,923	—	921,739,923	—
Total	$928,951,727	$7,211,804	$921,739,923	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,680,555)	$—	$(21,680,555)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
2,149,681	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$2,149,681
	(Cost $2,149,681)
	Total Investments — 0.7%	2,149,681
	(Cost $2,149,681)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.9%
	Call Options Purchased — 100.6%
5,407	SPDR® S&P 500® ETF Trust	$321,273,126	$5.53	08/15/25	316,966,288
	(Cost $293,828,222)
	Put Options Purchased — 1.3%
5,407	SPDR® S&P 500® ETF Trust	321,273,126	526.59	08/15/25	4,245,252
	(Cost $9,874,857)
	Total Purchased Options				321,211,540
	(Cost $303,703,079)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.2)%
(5,407)	SPDR® S&P 500® ETF Trust	(321,273,126)	624.71	08/15/25	(7,135,834)
	(Premiums received $3,664,057)
	Put Options Written — (0.3)%
(5,407)	SPDR® S&P 500® ETF Trust	(321,273,126)	388.02	08/15/25	(887,559)
	(Premiums received $2,316,250)
	Total Written Options				(8,023,393)
	(Premiums received $5,980,307)
	Net Other Assets and Liabilities — (0.1)%				(199,234)
	Net Assets — 100.0%				$315,138,594

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,149,681	$2,149,681	$—	$—
Purchased Options	321,211,540	—	321,211,540	—
Total	$323,361,221	$2,149,681	$321,211,540	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,023,393)	$—	$(8,023,393)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - September (FSEP)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
6,580,184	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$6,580,184
	(Cost $6,580,184)
	Total Investments — 0.8%	6,580,184
	(Cost $6,580,184)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 99.1%
14,610	SPDR® S&P 500® ETF Trust	$868,096,980	$5.68	09/19/25	853,896,060
	(Cost $815,581,273)
	Put Options Purchased — 2.7%
14,610	SPDR® S&P 500® ETF Trust	868,096,980	568.25	09/19/25	23,113,020
	(Cost $40,336,915)
	Total Purchased Options				877,009,080
	(Cost $855,918,188)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (1.3)%
(14,610)	SPDR® S&P 500® ETF Trust	(868,096,980)	646.10	09/19/25	(11,088,990)
	(Premiums received $9,814,801)
	Put Options Written — (1.2)%
(14,610)	SPDR® S&P 500® ETF Trust	(868,096,980)	511.43	09/19/25	(10,840,620)
	(Premiums received $21,330,799)
	Total Written Options				(21,929,610)
	(Premiums received $31,145,600)
	Net Other Assets and Liabilities — (0.1)%				(550,745)
	Net Assets — 100.0%				$861,108,909

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$6,580,184	$6,580,184	$—	$—
Purchased Options	877,009,080	—	877,009,080	—
Total	$883,589,264	$6,580,184	$877,009,080	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,929,610)	$—	$(21,929,610)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,928,417	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,928,417
	(Cost $1,928,417)
	Total Investments — 0.8%	1,928,417
	(Cost $1,928,417)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 99.9%
4,325	SPDR® S&P 500® ETF Trust	$256,982,850	$5.67	09/19/25	252,902,343
	(Cost $241,238,635)
	Put Options Purchased — 1.9%
4,325	SPDR® S&P 500® ETF Trust	256,982,850	539.84	09/19/25	4,844,865
	(Cost $8,113,201)
	Total Purchased Options				257,747,208
	(Cost $249,351,836)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.1)%
(4,325)	SPDR® S&P 500® ETF Trust	(256,982,850)	633.49	09/19/25	(5,288,437)
	(Premiums received $3,518,162)
	Put Options Written — (0.4)%
(4,325)	SPDR® S&P 500® ETF Trust	(256,982,850)	397.78	09/19/25	(972,217)
	(Premiums received $1,909,779)
	Total Written Options				(6,260,654)
	(Premiums received $5,427,941)
	Net Other Assets and Liabilities — (0.1)%				(155,125)
	Net Assets — 100.0%				$253,259,846

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,928,417	$1,928,417	$—	$—
Purchased Options	257,747,208	—	257,747,208	—
Total	$259,675,625	$1,928,417	$257,747,208	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,260,654)	$—	$(6,260,654)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - October (FOCT)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
7,470,310	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$7,470,310
	(Cost $7,470,310)
	Total Investments — 0.9%	7,470,310
	(Cost $7,470,310)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.7%
	Call Options Purchased — 98.1%
14,543	SPDR® S&P 500® ETF Trust	$864,115,974	$5.85	10/17/25	850,111,065
	(Cost $839,694,859)
	Put Options Purchased — 3.6%
14,543	SPDR® S&P 500® ETF Trust	864,115,974	584.59	10/17/25	30,714,816
	(Cost $38,550,607)
	Total Purchased Options				880,825,881
	(Cost $878,245,466)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (0.8)%
(14,543)	SPDR® S&P 500® ETF Trust	(864,115,974)	666.96	10/17/25	(6,791,581)
	(Premiums received $12,765,668)
	Put Options Written — (1.7)%
(14,543)	SPDR® S&P 500® ETF Trust	(864,115,974)	526.13	10/17/25	(14,630,258)
	(Premiums received $20,602,427)
	Total Written Options				(21,421,839)
	(Premiums received $33,368,095)
	Net Other Assets and Liabilities — (0.1)%				(641,432)
	Net Assets — 100.0%				$866,232,920

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$7,470,310	$7,470,310	$—	$—
Purchased Options	880,825,881	—	880,825,881	—
Total	$888,296,191	$7,470,310	$880,825,881	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,421,839)	$—	$(21,421,839)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,430,057	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$2,430,057
	(Cost $2,430,057)
	Total Investments — 0.8%	2,430,057
	(Cost $2,430,057)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 98.5%
5,103	SPDR® S&P 500® ETF Trust	$303,210,054	$5.84	10/17/25	298,321,380
	(Cost $293,566,629)
	Put Options Purchased — 2.5%
5,103	SPDR® S&P 500® ETF Trust	303,210,054	555.36	10/17/25	7,613,676
	(Cost $10,418,731)
	Total Purchased Options				305,935,056
	(Cost $303,985,360)
WRITTEN OPTIONS — (1.8)%
	Call Options Written — (1.3)%
(5,103)	SPDR® S&P 500® ETF Trust	(303,210,054)	654.45	10/17/25	(3,903,795)
	(Premiums received $5,744,799)
	Put Options Written — (0.5)%
(5,103)	SPDR® S&P 500® ETF Trust	(303,210,054)	409.21	10/17/25	(1,490,076)
	(Premiums received $2,166,209)
	Total Written Options				(5,393,871)
	(Premiums received $7,911,008)
	Net Other Assets and Liabilities — (0.0)%				(40,582)
	Net Assets — 100.0%				$302,930,660

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,430,057	$2,430,057	$—	$—
Purchased Options	305,935,056	—	305,935,056	—
Total	$308,365,113	$2,430,057	$305,935,056	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,393,871)	$—	$(5,393,871)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - November (FNOV)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
8,922,117	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$8,922,117
	(Cost $8,922,117)
	Total Investments — 0.9%	8,922,117
	(Cost $8,922,117)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 98.3%
16,068	SPDR® S&P 500® ETF Trust	$954,728,424	$5.86	11/21/25	939,817,320
	(Cost $926,984,486)
	Put Options Purchased — 3.9%
16,068	SPDR® S&P 500® ETF Trust	954,728,424	585.75	11/21/25	37,422,372
	(Cost $43,300,405)
	Total Purchased Options				977,239,692
	(Cost $970,284,891)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (1.0)%
(16,068)	SPDR® S&P 500® ETF Trust	(954,728,424)	670.45	11/21/25	(9,946,092)
	(Premiums received $12,425,907)
	Put Options Written — (2.0)%
(16,068)	SPDR® S&P 500® ETF Trust	(954,728,424)	527.18	11/21/25	(19,120,920)
	(Premiums received $22,935,628)
	Total Written Options				(29,067,012)
	(Premiums received $35,361,535)
	Net Other Assets and Liabilities — (0.1)%				(759,507)
	Net Assets — 100.0%				$956,335,290

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$8,922,117	$8,922,117	$—	$—
Purchased Options	977,239,692	—	977,239,692	—
Total	$986,161,809	$8,922,117	$977,239,692	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(29,067,012)	$—	$(29,067,012)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,991,286	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$2,991,286
	(Cost $2,991,286)
	Total Investments — 0.9%	2,991,286
	(Cost $2,991,286)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.2%
	Call Options Purchased — 98.4%
5,487	SPDR® S&P 500® ETF Trust	$326,026,566	$5.85	11/21/25	320,855,782
	(Cost $316,426,327)
	Put Options Purchased — 2.8%
5,487	SPDR® S&P 500® ETF Trust	326,026,566	556.46	11/21/25	9,024,908
	(Cost $10,832,989)
	Total Purchased Options				329,880,690
	(Cost $327,259,316)
WRITTEN OPTIONS — (2.0)%
	Call Options Written — (1.5)%
(5,487)	SPDR® S&P 500® ETF Trust	(326,026,566)	658.73	11/21/25	(4,857,641)
	(Premiums received $6,286,695)
	Put Options Written — (0.5)%
(5,487)	SPDR® S&P 500® ETF Trust	(326,026,566)	410.03	11/21/25	(1,817,185)
	(Premiums received $2,191,779)
	Total Written Options				(6,674,826)
	(Premiums received $8,478,474)
	Net Other Assets and Liabilities — (0.1)%				(199,742)
	Net Assets — 100.0%				$325,997,408

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,991,286	$2,991,286	$—	$—
Purchased Options	329,880,690	—	329,880,690	—
Total	$332,871,976	$2,991,286	$329,880,690	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,674,826)	$—	$(6,674,826)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - December (FDEC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
10,128,572	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$10,128,572
	(Cost $10,128,572)
	Total Investments — 1.0%	10,128,572
	(Cost $10,128,572)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 97.8%
17,012	SPDR® S&P 500® ETF Trust	$1,010,819,016	$5.91	12/19/25	991,204,180
	(Cost $990,048,740)
	Put Options Purchased — 4.4%
17,012	SPDR® S&P 500® ETF Trust	1,010,819,016	591.15	12/19/25	44,843,632
	(Cost $48,419,495)
	Total Purchased Options				1,036,047,812
	(Cost $1,038,468,235)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (0.9)%
(17,012)	SPDR® S&P 500® ETF Trust	(1,010,819,016)	678.40	12/19/25	(9,016,360)
	(Premiums received $15,021,542)
	Put Options Written — (2.2)%
(17,012)	SPDR® S&P 500® ETF Trust	(1,010,819,016)	532.04	12/19/25	(22,779,068)
	(Premiums received $26,701,910)
	Total Written Options				(31,795,428)
	(Premiums received $41,723,452)
	Net Other Assets and Liabilities — (0.1)%				(618,732)
	Net Assets — 100.0%				$1,013,762,224

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$10,128,572	$10,128,572	$—	$—
Purchased Options	1,036,047,812	—	1,036,047,812	—
Total	$1,046,176,384	$10,128,572	$1,036,047,812	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(31,795,428)	$—	$(31,795,428)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,300,037	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$3,300,037
	(Cost $3,300,037)
	Total Investments — 1.0%	3,300,037
	(Cost $3,300,037)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.2%
	Call Options Purchased — 98.0%
5,584	SPDR® S&P 500® ETF Trust	$331,790,112	$5.90	12/19/25	325,442,388
	(Cost $324,810,844)
	Put Options Purchased — 3.2%
5,584	SPDR® S&P 500® ETF Trust	331,790,112	561.59	12/19/25	10,664,156
	(Cost $11,880,739)
	Total Purchased Options				336,106,544
	(Cost $336,691,583)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (1.5)%
(5,584)	SPDR® S&P 500® ETF Trust	(331,790,112)	664.51	12/19/25	(4,852,775)
	(Premiums received $6,994,932)
	Put Options Written — (0.6)%
(5,584)	SPDR® S&P 500® ETF Trust	(331,790,112)	413.81	12/19/25	(2,187,421)
	(Premiums received $2,707,156)
	Total Written Options				(7,040,196)
	(Premiums received $9,702,088)
	Net Other Assets and Liabilities — (0.1)%				(202,746)
	Net Assets — 100.0%				$332,163,639

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,300,037	$3,300,037	$—	$—
Purchased Options	336,106,544	—	336,106,544	—
Total	$339,406,581	$3,300,037	$336,106,544	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,040,196)	$—	$(7,040,196)	$—
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
588,072	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (b)	$21,623,407
432,702	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	16,477,292
389,021	FT Vest U.S. Equity Deep Buffer ETF - April (b)	14,681,652
716,314	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (b)	23,441,376
464,991	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	17,667,008
455,048	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (b)	14,553,345
395,934	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (b)	15,497,847
	Total Exchange-Traded Funds	123,941,927
	(Cost $122,641,300)
MONEY MARKET FUNDS — 0.0%
21,778	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (c)	21,778
	(Cost $21,778)

	Total Investments — 100.0%	123,963,705
	(Cost $122,663,078)
	Net Other Assets and Liabilities — (0.0)%	(18,741)
	Net Assets — 100.0%	$123,944,964

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 123,941,927	$ 123,941,927	$ —	$ —
Money Market Funds	21,778	21,778	—	—
Total Investments	$123,963,705	$123,963,705	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Buffered Allocation Growth ETF (BUFG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
705,374	FT Vest U.S. Equity Buffer ETF - June (b)	$36,742,932
736,364	FT Vest U.S. Equity Buffer ETF - July (b)	36,479,472
757,820	FT Vest U.S. Equity Buffer ETF - August (b)	35,716,057
788,464	FT Vest U.S. Equity Buffer ETF - September (b)	36,427,037
891,579	FT Vest U.S. Equity Buffer ETF - October (b)	38,471,634
800,927	FT Vest U.S. Equity Buffer ETF - November (b)	38,772,876
877,983	FT Vest U.S. Equity Buffer ETF - December (b)	39,553,134
	Total Exchange-Traded Funds	262,163,142
	(Cost $256,536,051)
MONEY MARKET FUNDS — 0.1%
167,500	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (c)	167,500
	(Cost $167,500)

	Total Investments — 100.0%	262,330,642
	(Cost $256,703,551)
	Net Other Assets and Liabilities — (0.0)%	(39,579)
	Net Assets — 100.0%	$262,291,063

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 262,163,142	$ 262,163,142	$ —	$ —
Money Market Funds	167,500	167,500	—	—
Total Investments	$262,330,642	$262,330,642	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - January (FJAN)	FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)	FT Vest U.S. Equity Buffer ETF - February (FFEB)	FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
ASSETS:
Investments, at value - Unaffiliated	$10,077,022	$3,648,769	$10,395,983	$3,321,329
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	10,077,022	3,648,769	10,395,983	3,321,329
Options contracts purchased, at value	968,500,812	348,918,281	931,392,574	295,792,937
Due from broker	14,941	1,249	2,010	7,471
Receivables:
Capital shares sold	4,604,628	—	7,604,729	—
Investment securities sold	166,230	—	306,610	—
Dividends	32,326	11,090	11,846	3,593
Total Assets	983,395,959	352,579,389	949,713,752	299,125,330

LIABILITIES:
Options contracts written, at value	34,185,544	7,621,845	36,316,947	7,387,294
Due to broker	—	—	—	—
Payables:
Investment securities purchased	4,716,566	—	7,868,874	—
Investment advisory fees	603,183	208,600	573,738	175,374
Capital shares redeemed	—	—	—	190
Total Liabilities	39,505,293	7,830,445	44,759,559	7,562,858
NET ASSETS	$943,890,666	$344,748,944	$904,954,193	$291,562,472

NET ASSETS consist of:
Paid-in capital	$890,793,956	$332,067,548	$846,838,998	$278,463,103
Par value	205,000	88,000	178,500	67,250
Accumulated distributable earnings (loss)	52,891,710	12,593,396	57,936,695	13,032,119
NET ASSETS	$943,890,666	$344,748,944	$904,954,193	$291,562,472
NET ASSET VALUE, per share	$46.04	$39.18	$50.70	$43.36
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	20,500,002	8,800,002	17,850,002	6,725,002
Investments, at cost - Unaffiliated	$10,077,022	$3,648,769	$10,395,983	$3,321,329
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$10,077,022	$3,648,769	$10,395,983	$3,321,329
Premiums paid on options contracts purchased	$973,344,224	$351,646,785	$932,877,209	$296,669,250
Premiums received on options contracts written	$37,560,811	$9,530,518	$34,010,468	$7,205,108
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)	FT Vest U.S. Equity Buffer ETF - April (FAPR)	FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)	FT Vest U.S. Equity Buffer ETF - May (FMAY)	FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

$3,577,000	$776,094	$2,601,306	$952,697	$4,010,401	$1,176,811
—	—	—	—	—	—
3,577,000	776,094	2,601,306	952,697	4,010,401	1,176,811
822,362,814	263,706,280	777,192,900	277,007,468	886,295,373	231,398,000
—	1,699	108,499	—	—	—

118	—	—	—	—	—
14,191	—	—	—	—	24,432,131
2,494	2,653	8,735	3,247	13,374	3,940
825,956,617	264,486,726	779,911,440	277,963,412	890,319,148	257,010,882

10,489,500	5,773,033	29,736,696	14,420,318	15,069,491	4,020,050
44,663	—	—	69	138	165

1,117,240	—	—	—	—	778,369
531,359	168,024	487,658	170,262	571,501	168,267
—	—	—	—	—	23,757,171
12,182,762	5,941,057	30,224,354	14,590,649	15,641,130	28,724,022
$813,773,855	$258,545,669	$749,687,086	$263,372,763	$874,678,018	$228,286,860

$765,016,370	$240,632,925	$721,164,565	$261,285,765	$873,052,611	$221,292,262
184,750	66,500	178,750	69,750	181,750	55,250
48,572,735	17,846,244	28,343,771	2,017,248	1,443,657	6,939,348
$813,773,855	$258,545,669	$749,687,086	$263,372,763	$874,678,018	$228,286,860
$44.05	$38.88	$41.94	$37.76	$48.13	$41.32
18,475,002	6,650,002	17,875,002	6,975,002	18,175,002	5,525,002
$3,577,000	$776,094	$2,601,306	$952,697	$4,010,401	$1,176,811
$—	$—	$—	$—	$—	$—
$3,577,000	$776,094	$2,601,306	$952,697	$4,010,401	$1,176,811
$761,426,402	$234,991,573	$695,395,749	$242,679,975	$825,752,531	$213,339,823
$21,771,318	$4,338,727	$26,890,725	$7,760,233	$26,827,458	$3,473,174
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)	FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)	FT Vest U.S. Equity Buffer ETF - July (FJUL)	FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
ASSETS:
Investments, at value - Unaffiliated	$6,377,616	$1,313,010	$5,860,650	$2,114,650
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	6,377,616	1,313,010	5,860,650	2,114,650
Options contracts purchased, at value	942,167,886	242,362,240	974,230,827	346,892,173
Due from broker	962	1,420	382	—
Receivables:
Capital shares sold	—	—	—	—
Investment securities sold	—	—	—	6,394,326
Dividends	5,981	4,316	19,173	6,880
Total Assets	948,552,445	243,680,986	980,111,032	355,408,029

LIABILITIES:
Options contracts written, at value	13,632,156	3,561,937	17,749,889	6,481,343
Due to broker	—	—	—	1,121
Payables:
Investment securities purchased	—	—	—	119,471
Investment advisory fees	609,041	156,008	625,880	227,972
Capital shares redeemed	1,303,026	—	—	6,376,142
Total Liabilities	15,544,223	3,717,945	18,375,769	13,206,049
NET ASSETS	$933,008,222	$239,963,041	$961,735,263	$342,201,980

NET ASSETS consist of:
Paid-in capital	$941,384,012	$245,669,062	$991,524,904	$359,538,831
Par value	179,000	54,750	194,000	80,500
Accumulated distributable earnings (loss)	(8,554,790)	(5,760,771)	(29,983,641)	(17,417,351)
NET ASSETS	$933,008,222	$239,963,041	$961,735,263	$342,201,980
NET ASSET VALUE, per share	$52.12	$43.83	$49.57	$42.51
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	17,900,002	5,475,002	19,400,002	8,050,002
Investments, at cost - Unaffiliated	$6,377,616	$1,313,010	$5,860,650	$2,114,650
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$6,377,616	$1,313,010	$5,860,650	$2,114,650
Premiums paid on options contracts purchased	$896,954,086	$226,572,734	$936,394,732	$328,289,472
Premiums received on options contracts written	$29,602,625	$4,221,958	$31,534,715	$7,695,547
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)	FT Vest U.S. Equity Buffer ETF - September (FSEP)	FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)	FT Vest U.S. Equity Buffer ETF - October (FOCT)	FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

$7,211,804	$2,149,681	$6,580,184	$1,928,417	$7,470,310	$2,430,057
—	—	—	—	—	—
7,211,804	2,149,681	6,580,184	1,928,417	7,470,310	2,430,057
921,739,923	321,211,540	877,009,080	257,747,208	880,825,881	305,935,056
8,304	—	1,338	4,529	—	278

125	—	1,157,478	—	1,080,149	11,918,074
28,037	—	29,957	—	10,927,048	455,417
8,183	6,989	21,533	6,429	24,799	7,980
928,996,376	323,368,210	884,799,570	259,686,583	900,328,187	320,746,862

21,680,555	8,023,393	21,929,610	6,260,654	21,421,839	5,393,871
—	227	—	—	749	—

1,194,722	—	1,200,622	—	1,294,832	12,234,449
589,647	205,996	560,429	166,083	577,420	187,882
—	—	—	—	10,800,427	—
23,464,924	8,229,616	23,690,661	6,426,737	34,095,267	17,816,202
$905,531,452	$315,138,594	$861,108,909	$253,259,846	$866,232,920	$302,930,660

$939,725,600	$326,729,038	$787,631,346	$235,410,917	$821,672,187	$296,647,935
192,000	78,500	186,000	61,750	200,500	76,250
(34,386,148)	(11,668,944)	73,291,563	17,787,179	44,360,233	6,206,475
$905,531,452	$315,138,594	$861,108,909	$253,259,846	$866,232,920	$302,930,660
$47.16	$40.15	$46.30	$41.01	$43.20	$39.73
19,200,002	7,850,002	18,600,002	6,175,002	20,050,002	7,625,002
$7,211,804	$2,149,681	$6,580,184	$1,928,417	$7,470,310	$2,430,057
$—	$—	$—	$—	$—	$—
$7,211,804	$2,149,681	$6,580,184	$1,928,417	$7,470,310	$2,430,057
$885,193,626	$303,703,079	$855,918,188	$249,351,836	$878,245,466	$303,985,360
$31,205,064	$5,980,307	$31,145,600	$5,427,941	$33,368,095	$7,911,008
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)	FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)	FT Vest U.S. Equity Buffer ETF - December (FDEC)	FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
ASSETS:
Investments, at value - Unaffiliated	$8,922,117	$2,991,286	$10,128,572	$3,300,037
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	8,922,117	2,991,286	10,128,572	3,300,037
Options contracts purchased, at value	977,239,692	329,880,690	1,036,047,812	336,106,544
Due from broker	183	3,250	3,506	1,623
Receivables:
Capital shares sold	—	—	1,127,725	—
Investment securities sold	13,562,623	—	35,451	—
Dividends	29,087	9,687	33,030	10,677
Total Assets	999,753,702	332,884,913	1,047,376,096	339,418,881

LIABILITIES:
Options contracts written, at value	29,067,012	6,674,826	31,795,428	7,040,196
Due to broker	—	—	—	—
Payables:
Investment securities purchased	403,416	—	1,157,178	—
Investment advisory fees	632,518	212,679	661,266	215,046
Capital shares redeemed	13,315,466	—	—	—
Total Liabilities	43,418,412	6,887,505	33,613,872	7,255,242
NET ASSETS	$956,335,290	$325,997,408	$1,013,762,224	$332,163,639

NET ASSETS consist of:
Paid-in capital	$921,483,183	$319,018,706	$937,953,122	$316,887,738
Par value	197,500	75,250	224,750	82,000
Accumulated distributable earnings (loss)	34,654,607	6,903,452	75,584,352	15,193,901
NET ASSETS	$956,335,290	$325,997,408	$1,013,762,224	$332,163,639
NET ASSET VALUE, per share	$48.42	$43.32	$45.11	$40.51
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	19,750,002	7,525,002	22,475,002	8,200,002
Investments, at cost - Unaffiliated	$8,922,117	$2,991,286	$10,128,572	$3,300,037
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$8,922,117	$2,991,286	$10,128,572	$3,300,037
Premiums paid on options contracts purchased	$970,284,891	$327,259,316	$1,038,468,235	$336,691,583
Premiums received on options contracts written	$35,361,535	$8,478,474	$41,723,452	$9,702,088
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)	FT Vest Buffered Allocation Growth ETF (BUFG)

$21,778	$167,500
123,941,927	262,163,142
123,963,705	262,330,642
—	—
—	—

—	—
—	—
27	562
123,963,732	262,331,204

—	—
—	—

—	—
18,768	40,141
—	—
18,768	40,141
$123,944,964	$262,291,063

$122,071,912	$255,184,962
54,500	106,000
1,818,552	7,000,101
$123,944,964	$262,291,063
$22.74	$24.74
5,450,002	10,600,002
$21,778	$167,500
$122,641,300	$256,536,051
$122,663,078	$256,703,551
$—	$—
$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - January (FJAN)	FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)	FT Vest U.S. Equity Buffer ETF - February (FFEB)	FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)
INVESTMENT INCOME:
Dividends - Unaffiliated	$90,611	$34,512	$89,039	$26,652
Total investment income	90,611	34,512	89,039	26,652

EXPENSES:
Investment advisory fees	3,351,751	1,015,274	3,684,227	1,101,086
Total expenses	3,351,751	1,015,274	3,684,227	1,101,086
NET INVESTMENT INCOME (LOSS)	(3,261,140)	(980,762)	(3,595,188)	(1,074,434)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(10,373,705)	13,138,500	(28,534,642)	(2,195,174)
Written options contracts	(46,164,226)	(17,359,680)	(13,959,606)	(7,813,632)
In-kind redemptions - Purchased options contracts	134,896,993	31,512,224	154,998,854	45,032,708
In-kind redemptions - Written options contracts	14,699,365	(430,924)	14,805,070	239,562
Net realized gain (loss)	93,058,427	26,860,120	127,309,676	35,263,464
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(83,979,642)	(33,107,353)	(79,209,672)	(27,118,272)
Written options contracts	20,945,989	13,778,148	2,258,882	5,155,353
Net change in unrealized appreciation (depreciation)	(63,033,653)	(19,329,205)	(76,950,790)	(21,962,919)
NET REALIZED AND UNREALIZED GAIN (LOSS)	30,024,774	7,530,915	50,358,886	13,300,545
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,763,634	$6,550,153	$46,763,698	$12,226,111
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - March (FMAR)	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)	FT Vest U.S. Equity Buffer ETF - April (FAPR)	FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)	FT Vest U.S. Equity Buffer ETF - May (FMAY)	FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

$98,315	$31,993	$88,256	$31,482	$129,221	$41,203
98,315	31,993	88,256	31,482	129,221	41,203

3,640,246	1,154,716	2,965,593	1,032,169	3,642,207	1,148,373
3,640,246	1,154,716	2,965,593	1,032,169	3,642,207	1,148,373
(3,541,931)	(1,122,723)	(2,877,337)	(1,000,687)	(3,512,986)	(1,107,170)

—	—	—	—	—	—
—	—	—	—	—	—
318,648	3,629,471	158,089	394,654	77,052	424,457
(66,661)	(705,667)	(73,031)	(140,848)	(17,494)	(93,692)
38,312,012	3,802,955	8,078,288	1,635,887	9,368,399	9,766,005
1,327,861	(333,846)	867,124	(334,248)	1,247,050	(60,055)
39,891,860	6,392,913	9,030,470	1,555,445	10,675,007	10,036,715

—	—	—	—	—	—
6,567,255	6,775,858	24,023,458	9,915,079	26,160,834	2,754,315
6,985,469	2,092,391	2,832,442	(18,307)	8,365,589	1,013,509
13,552,724	8,868,249	26,855,900	9,896,772	34,526,423	3,767,824
53,444,584	15,261,162	35,886,370	11,452,217	45,201,430	13,804,539
$49,902,653	$14,138,439	$33,009,033	$10,451,530	$41,688,444	$12,697,369
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)	FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)	FT Vest U.S. Equity Buffer ETF - July (FJUL)	FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)
INVESTMENT INCOME:
Dividends - Unaffiliated	$147,684	$41,989	$179,199	$65,040
Total investment income	147,684	41,989	179,199	65,040

EXPENSES:
Investment advisory fees	3,717,418	1,046,509	3,963,122	1,503,105
Total expenses	3,717,418	1,046,509	3,963,122	1,503,105
NET INVESTMENT INCOME (LOSS)	(3,569,734)	(1,004,520)	(3,783,923)	(1,438,065)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	179,109	506,685	107,031	35,689
Written options contracts	(35,931)	(114,943)	(18,955)	21,897
In-kind redemptions - Purchased options contracts	4,268,738	1,955,440	9,473,044	4,063,591
In-kind redemptions - Written options contracts	963,581	(16,318)	2,086,090	219,352
Net realized gain (loss)	5,375,497	2,330,864	11,647,210	4,340,529
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	28,574,893	8,657,629	23,620,144	11,093,412
Written options contracts	10,395,092	1,006,650	9,511,837	634,997
Net change in unrealized appreciation (depreciation)	38,969,985	9,664,279	33,131,981	11,728,409
NET REALIZED AND UNREALIZED GAIN (LOSS)	44,345,482	11,995,143	44,779,191	16,068,938
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,775,748	$10,990,623	$40,995,268	$14,630,873
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - August (FAUG)	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)	FT Vest U.S. Equity Buffer ETF - September (FSEP)	FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)	FT Vest U.S. Equity Buffer ETF - October (FOCT)	FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

$171,041	$63,017	$155,023	$46,519	$134,474	$47,538
171,041	63,017	155,023	46,519	134,474	47,538

3,685,558	1,346,920	3,372,710	1,015,509	3,146,628	1,083,907
3,685,558	1,346,920	3,372,710	1,015,509	3,146,628	1,083,907
(3,514,517)	(1,283,903)	(3,217,687)	(968,990)	(3,012,154)	(1,036,369)

—	—	—	—	—	—
—	—	—	—	—	—
127,980	354,626	(1,154,435)	11,992,020	60,932,909	33,875,796
(24,421)	(59,298)	(39,006,030)	(17,873,074)	(84,875,875)	(31,712,239)
4,161,955	1,749,727	109,420,069	27,575,312	87,207,971	24,005,248
669,758	(181,160)	9,252,666	694,280	7,025,770	(1,568,815)
4,935,272	1,863,895	78,512,270	22,388,538	70,290,775	24,599,990

—	—	—	—	—	—
27,642,295	12,633,887	(78,160,071)	(28,200,532)	(116,434,987)	(47,169,260)
9,669,599	72,898	34,316,439	14,780,893	67,673,963	29,812,323
37,311,894	12,706,785	(43,843,632)	(13,419,639)	(48,761,024)	(17,356,937)
42,247,166	14,570,680	34,668,638	8,968,899	21,529,751	7,243,053
$38,732,649	$13,286,777	$31,450,951	$7,999,909	$18,517,597	$6,206,684
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)	FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)	FT Vest U.S. Equity Buffer ETF - December (FDEC)	FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)
INVESTMENT INCOME:
Dividends - Unaffiliated	$135,592	$47,111	$122,662	$42,962
Total investment income	135,592	47,111	122,662	42,962

EXPENSES:
Investment advisory fees	3,492,642	1,208,029	3,569,443	1,278,198
Total expenses	3,492,642	1,208,029	3,569,443	1,278,198
NET INVESTMENT INCOME (LOSS)	(3,357,050)	(1,160,918)	(3,446,781)	(1,235,236)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	34,391,788	27,445,389	(13,930,088)	20,802,458
Written options contracts	(60,894,621)	(26,913,514)	(50,778,883)	(22,828,412)
In-kind redemptions - Purchased options contracts	108,718,535	29,662,562	127,531,552	45,278,639
In-kind redemptions - Written options contracts	11,866,635	1,210,165	31,129,033	(4,230,831)
Net realized gain (loss)	94,082,337	31,404,602	93,951,614	39,021,854
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(104,939,964)	(44,255,319)	(95,388,834)	(49,988,328)
Written options contracts	39,037,216	21,704,389	34,069,071	21,789,096
Net change in unrealized appreciation (depreciation)	(65,902,748)	(22,550,930)	(61,319,763)	(28,199,232)
NET REALIZED AND UNREALIZED GAIN (LOSS)	28,179,589	8,853,672	32,631,851	10,822,622
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,822,539	$7,692,754	$29,185,070	$9,587,386
See Notes to Financial Statements

FT Vest Buffered Allocation Defensive ETF (BUFT)	FT Vest Buffered Allocation Growth ETF (BUFG)

$2,959	$7,140
2,959	7,140

118,287	248,576
118,287	248,576
(115,328)	(241,436)

(53,713)	(272,495)
5,642,123	13,703,652
—	—
—	—
—	—
—	—
5,588,410	13,431,157

(2,026,546)	(3,972,442)
—	—
—	—
(2,026,546)	(3,972,442)
3,561,864	9,458,715
$3,446,536	$9,217,279
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Buffer ETF - January (FJAN)		FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(3,261,140)	$(4,772,883)	$(980,762)	$(1,901,273)
Net realized gain (loss)	93,058,427	69,268,663	26,860,120	27,454,997
Net change in unrealized appreciation (depreciation)	(63,033,653)	32,910,383	(19,329,205)	5,060,739
Net increase (decrease) in net assets resulting from operations	26,763,634	97,406,163	6,550,153	30,614,463

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	850,468,430	837,464,874	282,913,916	289,436,572
Cost of shares redeemed	(675,681,267)	(529,650,479)	(190,046,504)	(259,748,046)
Net increase (decrease) in net assets resulting from shareholder transactions	174,787,163	307,814,395	92,867,412	29,688,526
Total increase (decrease) in net assets	201,550,797	405,220,558	99,417,565	60,302,989

NET ASSETS:
Beginning of period	742,339,869	337,119,311	245,331,379	185,028,390
End of period	$943,890,666	$742,339,869	$344,748,944	$245,331,379

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,725,002	8,950,002	6,475,002	5,575,002
Shares sold	18,450,000	20,800,000	7,200,000	8,325,000
Shares redeemed	(14,675,000)	(13,025,000)	(4,875,000)	(7,425,000)
Shares outstanding, end of period	20,500,002	16,725,002	8,800,002	6,475,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - February (FFEB)		FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)		FT Vest U.S. Equity Buffer ETF - March (FMAR)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(3,595,188)	$(5,439,188)	$(1,074,434)	$(1,986,328)	$(3,541,931)	$(4,503,661)
127,309,676	88,184,256	35,263,464	31,257,872	39,891,860	56,825,982
(76,950,790)	44,296,200	(21,962,919)	6,390,250	13,552,724	32,528,579
46,763,698	127,041,268	12,226,111	35,661,794	49,902,653	84,850,900

799,714,497	1,171,895,108	243,541,512	180,329,891	165,139,747	849,278,406
(867,780,154)	(758,914,377)	(226,832,182)	(159,707,424)	(261,518,695)	(394,780,395)
(68,065,657)	412,980,731	16,709,330	20,622,467	(96,378,948)	454,498,011
(21,301,959)	540,021,999	28,935,441	56,284,261	(46,476,295)	539,348,911

926,256,152	386,234,153	262,627,031	206,342,770	860,250,150	320,901,239
$904,954,193	$926,256,152	$291,562,472	$262,627,031	$813,773,855	$860,250,150

19,275,002	9,575,002	6,350,002	5,750,002	20,625,002	8,900,002
15,750,000	26,975,000	5,600,000	4,725,000	3,875,000	21,925,000
(17,175,000)	(17,275,000)	(5,225,000)	(4,125,000)	(6,025,000)	(10,200,000)
17,850,002	19,275,002	6,725,002	6,350,002	18,475,002	20,625,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)		FT Vest U.S. Equity Buffer ETF - April (FAPR)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(1,122,723)	$(2,076,205)	$(2,877,337)	$(4,102,876)
Net realized gain (loss)	6,392,913	29,838,922	9,030,470	69,578,775
Net change in unrealized appreciation (depreciation)	8,868,249	4,637,701	26,855,900	28,650,726
Net increase (decrease) in net assets resulting from operations	14,138,439	32,400,418	33,009,033	94,126,625

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,828,297	269,876,592	100,778,905	675,941,791
Cost of shares redeemed	(62,489,415)	(202,367,456)	(73,212,954)	(486,649,446)
Net increase (decrease) in net assets resulting from shareholder transactions	(56,661,118)	67,509,136	27,565,951	189,292,345
Total increase (decrease) in net assets	(42,522,679)	99,909,554	60,574,984	283,418,970

NET ASSETS:
Beginning of period	301,068,348	201,158,794	689,112,102	405,693,132
End of period	$258,545,669	$301,068,348	$749,687,086	$689,112,102

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,150,002	6,150,002	17,225,002	12,200,002
Shares sold	150,000	7,825,000	2,450,000	18,625,000
Shares redeemed	(1,650,000)	(5,825,000)	(1,800,000)	(13,600,000)
Shares outstanding, end of period	6,650,002	8,150,002	17,875,002	17,225,002
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)		FT Vest U.S. Equity Buffer ETF - May (FMAY)		FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(1,000,687)	$(1,768,199)	$(3,512,986)	$(4,960,131)	$(1,107,170)	$(1,676,434)
1,555,445	27,548,797	10,675,007	86,824,491	10,036,715	21,963,888
9,896,772	5,304,639	34,526,423	16,960,302	3,767,824	7,257,781
10,451,530	31,085,237	41,688,444	98,824,662	12,697,369	27,545,235

31,836,784	149,309,063	94,704,052	859,203,844	14,053,331	289,551,290
(17,603,286)	(176,627,556)	(84,913,631)	(658,970,076)	(113,402,925)	(174,966,864)
14,233,498	(27,318,493)	9,790,421	200,233,768	(99,349,594)	114,584,426
24,685,028	3,766,744	51,478,865	299,058,430	(86,652,225)	142,129,661

238,687,735	234,920,991	823,199,153	524,140,723	314,939,085	172,809,424
$263,372,763	$238,687,735	$874,678,018	$823,199,153	$228,286,860	$314,939,085

6,600,002	7,550,002	17,950,002	13,300,002	7,975,002	4,975,002
850,000	4,500,000	2,000,000	20,100,000	350,000	7,775,000
(475,000)	(5,450,000)	(1,775,000)	(15,450,000)	(2,800,000)	(4,775,000)
6,975,002	6,600,002	18,175,002	17,950,002	5,525,002	7,975,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Buffer ETF - June (FJUN)		FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(3,569,734)	$(5,221,202)	$(1,004,520)	$(1,568,822)
Net realized gain (loss)	5,375,497	106,782,334	2,330,864	26,842,329
Net change in unrealized appreciation (depreciation)	38,969,985	9,833,204	9,664,279	4,129,834
Net increase (decrease) in net assets resulting from operations	40,775,748	111,394,336	10,990,623	29,403,341

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	137,535,926	1,105,817,467	12,881,654	274,059,273
Cost of shares redeemed	(62,004,144)	(934,403,755)	(32,617,979)	(230,266,345)
Net increase (decrease) in net assets resulting from shareholder transactions	75,531,782	171,413,712	(19,736,325)	43,792,928
Total increase (decrease) in net assets	116,307,530	282,808,048	(8,745,702)	73,196,269

NET ASSETS:
Beginning of period	816,700,692	533,892,644	248,708,743	175,512,474
End of period	$933,008,222	$816,700,692	$239,963,041	$248,708,743

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	16,425,002	12,675,002	5,925,002	4,825,002
Shares sold	2,675,000	23,575,000	300,000	6,875,000
Shares redeemed	(1,200,000)	(19,825,000)	(750,000)	(5,775,000)
Shares outstanding, end of period	17,900,002	16,425,002	5,475,002	5,925,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - July (FJUL)		FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)		FT Vest U.S. Equity Buffer ETF - August (FAUG)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(3,783,923)	$(5,150,934)	$(1,438,065)	$(2,939,943)	$(3,514,517)	$(4,886,856)
11,647,210	101,795,492	4,340,529	60,841,827	4,935,272	103,552,898
33,131,981	18,871,814	11,728,409	8,630,060	37,311,894	(3,092,710)
40,995,268	115,516,372	14,630,873	66,531,944	38,732,649	95,573,332

287,217,482	1,266,751,073	22,059,033	568,758,996	215,574,814	652,734,841
(195,181,181)	(1,056,775,664)	(48,329,788)	(568,086,601)	(85,197,950)	(573,817,980)
92,036,301	209,975,409	(26,270,755)	672,395	130,376,864	78,916,861
133,031,569	325,491,781	(11,639,882)	67,204,339	169,109,513	174,490,193

828,703,694	503,211,913	353,841,862	286,637,523	736,421,939	561,931,746
$961,735,263	$828,703,694	$342,201,980	$353,841,862	$905,531,452	$736,421,939

17,500,002	12,700,002	8,675,002	8,200,002	16,325,002	14,550,002
5,950,000	28,350,000	525,000	15,200,000	4,700,000	15,050,000
(4,050,000)	(23,550,000)	(1,150,000)	(14,725,000)	(1,825,000)	(13,275,000)
19,400,002	17,500,002	8,050,002	8,675,002	19,200,002	16,325,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)		FT Vest U.S. Equity Buffer ETF - September (FSEP)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(1,283,903)	$(2,534,820)	$(3,217,687)	$(3,887,384)
Net realized gain (loss)	1,863,895	45,984,754	78,512,270	33,780,391
Net change in unrealized appreciation (depreciation)	12,706,785	(4,806,897)	(43,843,632)	42,475,549
Net increase (decrease) in net assets resulting from operations	13,286,777	38,643,037	31,450,951	72,368,556

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	61,664,567	73,291,811	755,747,303	539,865,859
Cost of shares redeemed	(33,795,932)	(215,802,852)	(524,365,844)	(338,264,643)
Net increase (decrease) in net assets resulting from shareholder transactions	27,868,635	(142,511,041)	231,381,459	201,601,216
Total increase (decrease) in net assets	41,155,412	(103,868,004)	262,832,410	273,969,772

NET ASSETS:
Beginning of period	273,983,182	377,851,186	598,276,499	324,306,727
End of period	$315,138,594	$273,983,182	$861,108,909	$598,276,499

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,100,002	11,100,002	13,450,002	8,425,002
Shares sold	1,600,000	2,000,000	16,875,000	13,775,000
Shares redeemed	(850,000)	(6,000,000)	(11,725,000)	(8,750,000)
Shares outstanding, end of period	7,850,002	7,100,002	18,600,002	13,450,002
See Notes to Financial Statements

FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)		FT Vest U.S. Equity Buffer ETF - October (FOCT)		FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(968,990)	$(1,479,063)	$(3,012,154)	$(3,928,988)	$(1,036,369)	$(1,474,392)
22,388,538	20,784,616	70,290,775	35,840,039	24,599,990	13,128,345
(13,419,639)	7,422,004	(48,761,024)	24,743,007	(17,356,937)	6,234,465
7,999,909	26,727,557	18,517,597	56,654,058	6,206,684	17,888,418

190,592,389	230,977,945	543,522,093	615,940,100	211,452,264	181,750,993
(124,855,632)	(217,017,583)	(298,190,733)	(348,670,681)	(106,935,993)	(167,220,734)
65,736,757	13,960,362	245,331,360	267,269,419	104,516,271	14,530,259
73,736,666	40,687,919	263,848,957	323,923,477	110,722,955	32,418,677

179,523,180	138,835,261	602,383,963	278,460,486	192,207,705	159,789,028
$253,259,846	$179,523,180	$866,232,920	$602,383,963	$302,930,660	$192,207,705

4,525,002	3,975,002	14,325,002	7,275,002	4,950,002	4,500,002
4,775,000	6,675,000	12,750,000	16,325,000	5,400,000	5,175,000
(3,125,000)	(6,125,000)	(7,025,000)	(9,275,000)	(2,725,000)	(4,725,000)
6,175,002	4,525,002	20,050,002	14,325,002	7,625,002	4,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Buffer ETF - November (FNOV)		FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(3,357,050)	$(4,666,130)	$(1,160,918)	$(2,101,694)
Net realized gain (loss)	94,082,337	47,802,261	31,404,602	38,405,272
Net change in unrealized appreciation (depreciation)	(65,902,748)	40,298,144	(22,550,930)	1,183,416
Net increase (decrease) in net assets resulting from operations	24,822,539	83,434,275	7,692,754	37,486,994

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	638,196,107	655,357,767	180,140,365	200,003,978
Cost of shares redeemed	(407,841,790)	(430,812,627)	(107,866,937)	(232,504,155)
Net increase (decrease) in net assets resulting from shareholder transactions	230,354,317	224,545,140	72,273,428	(32,500,177)
Total increase (decrease) in net assets	255,176,856	307,979,415	79,966,182	4,986,817

NET ASSETS:
Beginning of period	701,158,434	393,179,019	246,031,226	241,044,409
End of period	$956,335,290	$701,158,434	$325,997,408	$246,031,226

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	14,975,002	9,625,002	5,850,002	6,525,002
Shares sold	13,325,000	15,825,000	4,200,000	5,425,000
Shares redeemed	(8,550,000)	(10,475,000)	(2,525,000)	(6,100,000)
Shares outstanding, end of period	19,750,002	14,975,002	7,525,002	5,850,002
See Notes to Financial Statements

FT Vest U.S. Equity Buffer ETF - December (FDEC)		FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)		FT Vest Buffered Allocation Defensive ETF (BUFT)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(3,446,781)	$(5,125,244)	$(1,235,236)	$(2,537,722)	$(115,328)	$(206,717)
93,951,614	81,283,824	39,021,854	41,436,740	5,588,410	11,109,825
(61,319,763)	36,600,198	(28,199,232)	2,782,665	(2,026,546)	(762,808)
29,185,070	112,758,778	9,587,386	41,681,683	3,446,536	10,140,300

876,919,248	937,649,464	217,219,753	348,355,451	231,266,476	276,394,239
(616,001,148)	(623,880,679)	(217,260,852)	(346,402,834)	(224,317,951)	(268,415,080)
260,918,100	313,768,785	(41,099)	1,952,617	6,948,525	7,979,159
290,103,170	426,527,563	9,546,287	43,634,300	10,395,061	18,119,459

723,659,054	297,131,491	322,617,352	278,983,052	113,549,903	95,430,444
$1,013,762,224	$723,659,054	$332,163,639	$322,617,352	$123,944,964	$113,549,903

16,650,002	8,125,002	8,225,002	8,150,002	5,150,002	4,750,002
19,600,000	24,175,000	5,400,000	9,800,000	10,350,000	13,100,000
(13,775,000)	(15,650,000)	(5,425,000)	(9,725,000)	(10,050,000)	(12,700,000)
22,475,002	16,650,002	8,200,002	8,225,002	5,450,002	5,150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Buffered Allocation Growth ETF (BUFG)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(241,436)	$(382,552)
Net realized gain (loss)	13,431,157	25,635,966
Net change in unrealized appreciation (depreciation)	(3,972,442)	5,624,036
Net increase (decrease) in net assets resulting from operations	9,217,279	30,877,450

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	249,414,963	544,098,000
Cost of shares redeemed	(234,321,885)	(501,142,555)
Net increase (decrease) in net assets resulting from shareholder transactions	15,093,078	42,955,445
Total increase (decrease) in net assets	24,310,357	73,832,895

NET ASSETS:
Beginning of period	237,980,706	164,147,811
End of period	$262,291,063	$237,980,706

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,000,002	8,050,002
Shares sold	10,200,000	24,900,000
Shares redeemed	(9,600,000)	(22,950,000)
Shares outstanding, end of period	10,600,002	10,000,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - January (FJAN)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$44.39	$37.67	$32.35	$33.37	$30.06
Income from investment operations:
Net investment income (loss)	(0.19) (b)	(0.33) (b)	(0.29) (b)	(0.19)	(0.14)
Net realized and unrealized gain (loss)	1.84	7.05	5.61	(0.83)	3.45
Total from investment operations	1.65	6.72	5.32	(1.02)	3.31
Net asset value, end of period	$46.04	$44.39	$37.67	$32.35	$33.37
Total return (c)	3.72%	17.84%	16.45%	(3.06)%	11.01%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$943,891	$742,340	$337,119	$189,233	$126,811
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - January (DJAN)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$37.89	$33.19	$30.74	$31.94	$30.06
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.29) (b)	(0.26) (b)	(0.04)	(0.22)
Net realized and unrealized gain (loss)	1.45	4.99	2.71	(1.16)	2.10
Total from investment operations	1.29	4.70	2.45	(1.20)	1.88
Net asset value, end of period	$39.18	$37.89	$33.19	$30.74	$31.94
Total return (c)	3.40%	14.16%	7.97%	(3.76)%	6.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$344,749	$245,331	$185,028	$132,931	$49,511
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is January 15, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - February (FFEB)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$48.05	$40.34	$35.45	$37.46	$31.48	$30.68
Income from investment operations:
Net investment income (loss)	(0.20) (b)	(0.36) (b)	(0.31) (b)	(0.22)	(0.30)	(0.08)
Net realized and unrealized gain (loss)	2.85	8.07	5.20	(1.79)	6.28	0.88
Total from investment operations	2.65	7.71	4.89	(2.01)	5.98	0.80
Net asset value, end of period	$50.70	$48.05	$40.34	$35.45	$37.46	$31.48
Total return (c)	5.52%	19.11%	13.79%	(5.37)%	19.00%	2.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$904,954	$926,256	$386,234	$303,079	$258,453	$210,925
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - February (DFEB)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$41.36	$35.89	$33.96	$34.68	$31.24	$30.68
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.31) (b)	(0.28) (b)	(0.25)	(0.52)	(0.11)
Net realized and unrealized gain (loss)	2.17	5.78	2.21	(0.47)	3.96	0.67
Total from investment operations	2.00	5.47	1.93	(0.72)	3.44	0.56
Net asset value, end of period	$43.36	$41.36	$35.89	$33.96	$34.68	$31.24
Total return (c)	4.84%	15.24%	5.68%	(2.08)%	11.01%	1.83%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$291,562	$262,627	$206,343	$303,106	$282,634	$534,276
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.81)%	(0.82)%	(0.85)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is February 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - March (FMAR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$41.71	$36.06	$31.28	$32.40	$29.60
Income from investment operations:
Net investment income (loss)	(0.18) (b)	(0.32) (b)	(0.27) (b)	(0.13)	(0.10)
Net realized and unrealized gain (loss)	2.52	5.97	5.05	(0.99)	2.90
Total from investment operations	2.34	5.65	4.78	(1.12)	2.80
Net asset value, end of period	$44.05	$41.71	$36.06	$31.28	$32.40
Total return (c)	5.61%	15.67%	15.28%	(3.46)%	9.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$813,774	$860,250	$320,901	$197,064	$82,609
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.82)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - March (DMAR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$36.94	$32.71	$30.36	$31.45	$29.60
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.28) (b)	(0.25) (b)	(0.09)	(0.10)
Net realized and unrealized gain (loss)	2.10	4.51	2.60	(1.00)	1.95
Total from investment operations	1.94	4.23	2.35	(1.09)	1.85
Net asset value, end of period	$38.88	$36.94	$32.71	$30.36	$31.45
Total return (c)	5.25%	12.93%	7.74%	(3.47)%	6.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$258,546	$301,068	$201,159	$192,793	$66,053
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - April (FAPR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$40.01	$33.25	$29.40	$31.71	$30.04
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.29) (b)	(0.25) (b)	(0.12)	(0.08)
Net realized and unrealized gain (loss)	2.10	7.05	4.10	(2.19)	1.75
Total from investment operations	1.93	6.76	3.85	(2.31)	1.67
Net asset value, end of period	$41.94	$40.01	$33.25	$29.40	$31.71
Total return (c)	4.82%	20.33%	13.10%	(7.28)%	5.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$749,687	$689,112	$405,693	$281,511	$134,751
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - April (DAPR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$36.16	$31.12	$29.87	$31.08	$30.04
Income from investment operations:
Net investment income (loss)	(0.15) (b)	(0.27) (b)	(0.24) (b)	(0.07)	(0.10)
Net realized and unrealized gain (loss)	1.75	5.31	1.49	(1.14)	1.14
Total from investment operations	1.60	5.04	1.25	(1.21)	1.04
Net asset value, end of period	$37.76	$36.16	$31.12	$29.87	$31.08
Total return (c)	4.42%	16.20%	4.18%	(3.89)%	3.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$263,373	$238,688	$234,921	$265,833	$93,226
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is April 16, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - May (FMAY)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$45.86	$39.41	$35.67	$37.29	$33.47	$30.34
Income from investment operations:
Net investment income (loss)	(0.19) (b)	(0.34) (b)	(0.30) (b)	(0.05)	(0.16)	(0.07)
Net realized and unrealized gain (loss)	2.46	6.79	4.04	(1.57)	3.98	3.20
Total from investment operations	2.27	6.45	3.74	(1.62)	3.82	3.13
Net asset value, end of period	$48.13	$45.86	$39.41	$35.67	$37.29	$33.47
Total return (c)	4.95%	16.37%	10.49%	(4.34)%	11.41%	10.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$874,678	$823,199	$524,141	$363,848	$111,876	$38,487
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - May (DMAY)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$39.49	$34.74	$31.61	$34.25	$32.16	$30.35
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.30) (b)	(0.27) (b)	(0.05)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	2.00	5.05	3.40	(2.59)	2.17	1.88
Total from investment operations	1.83	4.75	3.13	(2.64)	2.09	1.81
Net asset value, end of period	$41.32	$39.49	$34.74	$31.61	$34.25	$32.16
Total return (c)	4.63%	13.67%	9.90%	(7.71)%	6.50%	5.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$228,287	$314,939	$172,809	$226,018	$63,371	$11,255
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is May 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - June (FJUN)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$49.72	$42.12	$36.40	$37.07	$32.56	$30.25
Income from investment operations:
Net investment income (loss)	(0.21) (b)	(0.37) (b)	(0.31) (b)	(0.08)	(0.15)	(0.05)
Net realized and unrealized gain (loss)	2.61	7.97	6.03	(0.59) (c)	4.66	2.36
Total from investment operations	2.40	7.60	5.72	(0.67)	4.51	2.31
Net asset value, end of period	$52.12	$49.72	$42.12	$36.40	$37.07	$32.56
Total return (d)	4.83%	18.04%	15.71%	(1.81)%	13.85%	7.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$933,008	$816,701	$533,893	$298,498	$113,075	$48,845
Ratio of total expenses to average net assets	0.85% (e)	0.85%	0.85%	0.85%	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.82)% (e)	(0.81)%	(0.82)%	(0.84)%	(0.85)%	(0.85)% (e)
Portfolio turnover rate (f)	0%	0%	0%	0%	0%	0%

(a)	Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - June (DJUN)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$41.98	$36.38	$32.44	$34.04	$31.62	$30.25
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.32) (b)	(0.28) (b)	(0.07)	(0.13)	(0.04)
Net realized and unrealized gain (loss)	2.02	5.92	4.22	(1.53)	2.55	1.41
Total from investment operations	1.85	5.60	3.94	(1.60)	2.42	1.37
Net asset value, end of period	$43.83	$41.98	$36.38	$32.44	$34.04	$31.62
Total return (c)	4.41%	15.39%	12.15%	(4.70)%	7.65%	4.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$239,963	$248,709	$175,512	$180,064	$45,951	$20,551
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is June 19, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - July (FJUL)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$47.35	$39.62	$34.74	$35.63	$31.61	$30.24
Income from investment operations:
Net investment income (loss)	(0.20) (b)	(0.35) (b)	(0.30) (b)	(0.17)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	2.42	8.08	5.18	(0.72)	4.11	1.39
Total from investment operations	2.22	7.73	4.88	(0.89)	4.02	1.37
Net asset value, end of period	$49.57	$47.35	$39.62	$34.74	$35.63	$31.61
Total return (c)	4.69%	19.51%	14.05%	(2.50)%	12.72%	4.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$961,735	$828,704	$503,212	$220,593	$124,722	$33,194
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - July (DJUL)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$40.79	$34.96	$31.12	$33.17	$30.96	$30.24
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.30) (b)	(0.26) (b)	(0.08)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	1.89	6.13	4.10	(1.97)	2.30	0.74
Total from investment operations	1.72	5.83	3.84	(2.05)	2.21	0.72
Net asset value, end of period	$42.51	$40.79	$34.96	$31.12	$33.17	$30.96
Total return (c)	4.22%	16.68%	12.34%	(6.18)%	7.14%	2.38%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$342,202	$353,842	$286,638	$157,135	$54,735	$12,384
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is July 17, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - August (FAUG)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$45.11	$38.62	$35.30	$37.50	$32.95	$30.10
Income from investment operations:
Net investment income (loss)	(0.19) (b)	(0.34) (b)	(0.30) (b)	(0.12)	(0.13)	(0.08)
Net realized and unrealized gain (loss)	2.24	6.83	3.62	(2.08)	4.68	2.93
Total from investment operations	2.05	6.49	3.32	(2.20)	4.55	2.85
Net asset value, end of period	$47.16	$45.11	$38.62	$35.30	$37.50	$32.95
Total return (c)	4.54%	16.80%	9.41%	(5.87)%	13.81%	9.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$905,531	$736,422	$561,932	$322,983	$155,642	$36,246
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - August (DAUG)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$38.59	$34.04	$31.59	$34.76	$32.15	$30.10
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.29) (b)	(0.26) (b)	(0.14)	(0.49)	(0.19)
Net realized and unrealized gain (loss)	1.72	4.84	2.71	(3.03)	3.10	2.24
Total from investment operations	1.56	4.55	2.45	(3.17)	2.61	2.05
Net asset value, end of period	$40.15	$38.59	$34.04	$31.59	$34.76	$32.15
Total return (c)	4.04%	13.37%	7.76%	(9.12)%	8.12%	6.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$315,139	$273,983	$377,851	$157,149	$90,370	$133,431
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)%	(0.82)%	(0.85)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is November 6, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - September (FSEP)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$44.48	$38.49	$33.37	$34.45	$29.76
Income from investment operations:
Net investment income (loss)	(0.18) (b)	(0.34) (b)	(0.29) (b)	(0.17)	(0.16)
Net realized and unrealized gain (loss)	2.00	6.33	5.41	(0.91)	4.85
Total from investment operations	1.82	5.99	5.12	(1.08)	4.69
Net asset value, end of period	$46.30	$44.48	$38.49	$33.37	$34.45
Total return (c)	4.09%	15.56%	15.34%	(3.13)%	15.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$861,109	$598,276	$324,307	$125,122	$41,344
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - September (DSEP)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$39.67	$34.93	$30.43	$32.30	$29.76
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.30) (b)	(0.26) (b)	(0.27) (b)	(0.25)
Net realized and unrealized gain (loss)	1.50	5.04	4.76	(1.60)	2.79
Total from investment operations	1.34	4.74	4.50	(1.87)	2.54
Net asset value, end of period	$41.01	$39.67	$34.93	$30.43	$32.30
Total return (c)	3.38%	13.57%	14.79%	(5.79)%	8.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$253,260	$179,523	$138,835	$98,899	$25,841
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)%	(0.81)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is September 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - October (FOCT)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$42.05	$38.28	$32.89	$34.40	$29.87
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.32) (b)	(0.28) (b)	(0.17)	(0.21)
Net realized and unrealized gain (loss)	1.32	4.09	5.67	(1.34)	4.74
Total from investment operations	1.15	3.77	5.39	(1.51)	4.53
Net asset value, end of period	$43.20	$42.05	$38.28	$32.89	$34.40
Total return (c)	2.73%	9.85%	16.39%	(4.39)%	15.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$866,233	$602,384	$278,460	$146,368	$70,529
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - October (DOCT)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$38.83	$35.51	$30.60	$32.41	$29.87
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.30) (b)	(0.27) (b)	(0.08)	(0.21)
Net realized and unrealized gain (loss)	1.06	3.62	5.18	(1.73)	2.75
Total from investment operations	0.90	3.32	4.91	(1.81)	2.54
Net asset value, end of period	$39.73	$38.83	$35.51	$30.60	$32.41
Total return (c)	2.32%	9.35%	16.05%	(5.58)%	8.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$302,931	$192,208	$159,789	$123,933	$40,511
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)%	(0.82)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is October 16, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - November (FNOV)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$46.82	$40.85	$35.52	$38.30	$32.89	$30.56
Income from investment operations:
Net investment income (loss)	(0.19) (b)	(0.35) (b)	(0.31) (b)	(0.05)	(0.40)	(0.10)
Net realized and unrealized gain (loss)	1.79	6.32	5.64	(2.73)	5.81	2.43
Total from investment operations	1.60	5.97	5.33	(2.78)	5.41	2.33
Net asset value, end of period	$48.42	$46.82	$40.85	$35.52	$38.30	$32.89
Total return (c)	3.42%	14.61%	15.01%	(7.26)%	16.45%	7.62%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$956,335	$701,158	$393,179	$261,058	$143,616	$138,133
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.85)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - November (DNOV)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$42.06	$36.94	$32.80	$34.99	$32.09	$30.55
Income from investment operations:
Net investment income (loss)	(0.17) (b)	(0.32) (b)	(0.28) (b)	(0.28) (b)	(0.43)	(0.10)
Net realized and unrealized gain (loss)	1.43	5.44	4.42	(1.91)	3.33	1.64
Total from investment operations	1.26	5.12	4.14	(2.19)	2.90	1.54
Net asset value, end of period	$43.32	$42.06	$36.94	$32.80	$34.99	$32.09
Total return (c)	3.00%	13.86%	12.62%	(6.26)%	9.04%	5.04%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$325,997	$246,031	$241,044	$400,193	$90,968	$146,012
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%	0%

(a)	Inception date is November 15, 2019, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer ETF - December (FDEC)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$43.46	$36.57	$31.69	$33.78	$30.27
Income from investment operations:
Net investment income (loss)	(0.18) (b)	(0.33) (b)	(0.27) (b)	(0.28) (b)	(0.17)
Net realized and unrealized gain (loss)	1.83	7.22	5.15	(1.81)	3.68
Total from investment operations	1.65	6.89	4.88	(2.09)	3.51
Net asset value, end of period	$45.11	$43.46	$36.57	$31.69	$33.78
Total return (c)	3.80%	18.84%	15.40%	(6.19)%	11.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,013,762	$723,659	$297,131	$190,142	$70,943
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Deep Buffer ETF - December (DDEC)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$39.22	$34.23	$30.40	$32.19	$30.27
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.30) (b)	(0.26) (b)	(0.26) (b)	(0.18)
Net realized and unrealized gain (loss)	1.45	5.29	4.09	(1.53)	2.10
Total from investment operations	1.29	4.99	3.83	(1.79)	1.92
Net asset value, end of period	$40.51	$39.22	$34.23	$30.40	$32.19
Total return (c)	3.29%	14.58%	12.60%	(5.56)%	6.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$332,164	$322,617	$278,983	$251,592	$59,546
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Buffered Allocation Defensive ETF (BUFT)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended		Period Ended 8/31/2022 (a)
		8/31/2024	8/31/2023
Net asset value, beginning of period	$22.05	$20.09	$18.66	$20.01
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.04) (b)	(0.04) (b)	(0.02)
Net realized and unrealized gain (loss)	0.71	2.00	1.47	(1.33)
Total from investment operations	0.69	1.96	1.43	(1.35)
Net asset value, end of period	$22.74	$22.05	$20.09	$18.66
Total return (c)	3.13%	9.76%	7.66%	(6.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$123,945	$113,550	$95,430	$154,840
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.19)% (e)	(0.20)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	179%	361%	372%	445%

(a)	Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Buffered Allocation Growth ETF (BUFG)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended		Period Ended 8/31/2022 (a)
		8/31/2024	8/31/2023
Net asset value, beginning of period	$23.80	$20.39	$18.16	$20.01
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.04) (b)	(0.04) (b)	(0.02)
Net realized and unrealized gain (loss)	0.96	3.45	2.27	(1.83)
Total from investment operations	0.94	3.41	2.23	(1.85)
Net asset value, end of period	$24.74	$23.80	$20.39	$18.16
Total return (c)	3.95%	16.72%	12.28%	(9.25)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$262,291	$237,981	$164,148	$163,418
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.19)% (e)	(0.19)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	89%	347%	475%	411%

(a)	Inception date is October 26, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twenty-six funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust except for BUFT and BUFG, which are each a diversified series of the Trust. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Buffer ETF - January – (ticker “FJAN”)
FT Vest U.S. Equity Deep Buffer ETF - January – (ticker “DJAN”)
FT Vest U.S. Equity Buffer ETF - February – (ticker “FFEB”)
FT Vest U.S. Equity Deep Buffer ETF - February – (ticker “DFEB”)
FT Vest U.S. Equity Buffer ETF - March – (ticker “FMAR”)
FT Vest U.S. Equity Deep Buffer ETF - March – (ticker “DMAR”)
FT Vest U.S. Equity Buffer ETF - April – (ticker “FAPR”)
FT Vest U.S. Equity Deep Buffer ETF - April – (ticker “DAPR”)
FT Vest U.S. Equity Buffer ETF - May – (ticker “FMAY”)
FT Vest U.S. Equity Deep Buffer ETF - May – (ticker “DMAY”)
FT Vest U.S. Equity Buffer ETF - June – (ticker “FJUN”)
FT Vest U.S. Equity Deep Buffer ETF - June – (ticker “DJUN”)
FT Vest U.S. Equity Buffer ETF - July – (ticker “FJUL”)
FT Vest U.S. Equity Deep Buffer ETF - July – (ticker “DJUL”)
FT Vest U.S. Equity Buffer ETF - August – (ticker “FAUG”)
FT Vest U.S. Equity Deep Buffer ETF - August – (ticker “DAUG”)
FT Vest U.S. Equity Buffer ETF - September – (ticker “FSEP”)
FT Vest U.S. Equity Deep Buffer ETF - September – (ticker “DSEP”)
FT Vest U.S. Equity Buffer ETF - October – (ticker “FOCT”)
FT Vest U.S. Equity Deep Buffer ETF - October – (ticker “DOCT”)
FT Vest U.S. Equity Buffer ETF - November – (ticker “FNOV”)
FT Vest U.S. Equity Deep Buffer ETF - November – (ticker “DNOV”)
FT Vest U.S. Equity Buffer ETF - December – (ticker “FDEC”)
FT Vest U.S. Equity Deep Buffer ETF - December – (ticker “DDEC”)
FT Vest Buffered Allocation Defensive ETF – (ticker “BUFT”)
FT Vest Buffered Allocation Growth ETF – (ticker “BUFG”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of FJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 14.16% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period (an “Outcome Period”) from January 21, 2025 through January 16, 2026. Prior to January 21, 2025, the Fund’s investment objective included an upside cap of 15.70% and an Outcome Period of January 22, 2024 through January 17, 2025.
The investment objective of DJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.11% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from January 21, 2025 through January 16, 2026. Prior to January 21, 2025, the Fund’s investment objective included an upside cap of 13.94% and an Outcome Period of January 22, 2024 through January 17, 2025.
The investment objective of FFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.50% while providing a buffer (before fees and expenses) against the first

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
10% of Underlying ETF losses, over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 16.82% and an Outcome Period of February 20, 2024 through February 21, 2025.
The investment objective of DFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.31% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 15.05% and an Outcome Period of February 20, 2024 through February 21, 2025.
The investment objective of FMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 17.13% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from March 18, 2024 through March 21, 2025.
The investment objective of DMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.41% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from March 18, 2024 through March 21, 2025.
The investment objective of FAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 17.73% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from April 22, 2024 through April 17, 2025.
The investment objective of DAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.51% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from April 22, 2024 through April 17, 2025.
The investment objective of FMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.92% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from May 20, 2024 through May 16, 2025.
The investment objective of DMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.42% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from May 20, 2024 through May 16, 2025.
The investment objective of FJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.93% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from June 24, 2024 through June 20, 2025.
The investment objective of DJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.63% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from June 24, 2024 through June 20, 2025.
The investment objective of FJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 15.69% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from July 22, 2024 through July 18, 2025.
The investment objective of DJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.03% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from July 22, 2024 through July 18, 2025.
The investment objective of FAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.55% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from August 19, 2024 through August 15, 2025.
The investment objective of DAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.70% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from August 19, 2024 through August 15, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The investment objective of FSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 13.70% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 18.20% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of DSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.48% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 15.30% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of FOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.09% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from October 21, 2024 through October 17, 2025. Prior to October 21, 2024, the Fund’s investment objective included an upside cap of 18.85% and an Outcome Period of October 23, 2023 through October 18, 2024.
The investment objective of DOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 11.95% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from October 21, 2024 through October 17, 2025. Prior to October 21, 2024, the Fund’s investment objective included an upside cap of 15.38% and an Outcome Period of October 23, 2023 through October 18, 2024.
The investment objective of FNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.46% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 17.45% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of DNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.46% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 15.06% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of FDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 14.76% while providing a buffer (before fees and expenses) against the first 10% of Underlying ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 16.65% and an Outcome Period of December 18, 2023 through December 20, 2024.
The investment objective of DDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying ETF, up to a predetermined upside cap of 12.41% while providing a buffer (before fees and expenses) against Underlying ETF losses between -5% and -30% over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 14.35% and an Outcome Period of December 18, 2023 through December 20, 2024.
Under normal market conditions, each Fund, except BUFT and BUFG, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the Underlying ETF.
The investment objective of BUFT is to seek to provide investors with capital preservation. BUFT seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period (“SPY Underlying ETFs”). Under normal market conditions, BUFT will invest substantially all of its assets in SPY Underlying ETFs. Unlike the SPY Underlying ETFs, BUFT itself does not pursue a target outcome strategy. The buffer

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
is only provided by the SPY Underlying ETFs and BUFT itself does not provide any stated buffer against losses. In order to understand BUFT’s strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.
The investment objective of BUFG is to seek to provide investors with capital appreciation. BUFG seeks to achieve its investment objective by investing in a portfolio of ETFs that seek to provide investors with returns (before fees and expenses) based on the price return of the SPY, up to a predetermined cap, while providing a defined buffer against losses of SPY over a defined one-year period. Under normal market conditions, BUFG will invest substantially all of its assets in SPY Underlying ETFs. Unlike the SPY Underlying ETFs, BUFG itself does not pursue a target outcome strategy. The buffer is only provided by the SPY Underlying ETFs and BUFG itself does not provide any stated buffer against losses. In order to understand BUFG’s strategy and risks, it is important to understand the strategies and risks of the SPY Underlying ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFT and BUFG, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2025 are FLEX Options.
D. Affiliated Transactions
BUFT and BUFG invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFT at February 28, 2025, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	—	$—	$36,299,302	$(36,543,090)	$—	$243,788	$—	$—
FT Vest U.S. Equity Moderate Buffer ETF - January	—	—	27,974,635	(28,259,267)	—	284,632	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	—	—	28,390,061	(28,643,330)	—	253,269	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	588,072	—	21,576,915	(208,305)	255,238	(441)	21,623,407	—
FT Vest U.S. Equity Moderate Buffer ETF - March	432,702	—	16,501,868	(158,796)	135,144	(924)	16,477,292	—
FT Vest U.S. Equity Deep Buffer ETF - April	389,021	—	14,710,074	(141,619)	113,950	(753)	14,681,652	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	716,314	—	28,346,555	(5,403,828)	471,797	26,852	23,441,376	—
FT Vest U.S. Equity Moderate Buffer ETF - April	464,991	—	17,690,626	(170,690)	147,585	(513)	17,667,008	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	455,048	—	14,591,646	(140,688)	102,884	(497)	14,553,345	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	395,934	—	15,574,539	(149,873)	74,029	(848)	15,497,847	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	—	17,537,638	17,636,973	(35,158,037)	(160,892)	144,318	—	—
FT Vest U.S. Equity Moderate Buffer ETF - September	—	14,287,329	14,405,889	(28,722,050)	(152,564)	181,396	—	—
FT Vest U.S. Equity Buffer ETF - October	—	14,312,821	14,364,719	(28,711,553)	(637,942)	671,955	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - October	—	$16,310,709	$16,373,194	$(32,716,887)	$(1,562,376)	$1,595,360	$—	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	—	19,564,109	19,636,192	(39,220,132)	(168,972)	188,803	—	—
FT Vest U.S. Equity Moderate Buffer ETF - October	—	16,420,684	16,477,843	(32,926,627)	(488,339)	516,439	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	—	14,838,425	14,900,961	(29,765,543)	(156,088)	182,245	—	—
FT Vest U.S. Equity Deep Buffer ETF - December	—	—	31,014,299	(31,430,455)	—	416,156	—	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	—	—	42,279,842	(42,722,962)	—	443,120	—	—
FT Vest U.S. Equity Moderate Buffer ETF - December	—	—	33,746,470	(34,190,523)	—	444,053	—	—
		$113,271,715	$442,492,603	$(435,384,255)	$(2,026,546)	$5,588,410	$123,941,927	$—
Amounts relating to investments in affiliated funds in BUFG at February 28, 2025, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - February	—	$33,676,225	$31,957,151	$(66,931,795)	$(2,404,095)	$3,702,514	$—	$—
FT Vest U.S. Equity Buffer ETF - March	—	35,634,017	34,196,597	(71,347,539)	(2,179,967)	3,696,892	—	—
FT Vest U.S. Equity Buffer ETF - April	—	32,465,450	14,880,623	(47,550,975)	(740,415)	945,317	—	—
FT Vest U.S. Equity Buffer ETF - May	—	36,315,281	34,920,589	(72,767,896)	(894,980)	2,427,006	—	—
FT Vest U.S. Equity Deep Buffer ETF - May	—	30,796,863	14,152,411	(45,212,070)	(720,962)	983,758	—	—
FT Vest U.S. Equity Buffer ETF - June	705,374	37,534,913	38,187,234	(40,598,746)	1,122,679	496,852	36,742,932	—
FT Vest U.S. Equity Moderate Buffer ETF - June	—	30,842,140	14,164,629	(45,229,643)	(734,131)	957,005	—	—
FT Vest U.S. Equity Buffer ETF - July	736,364	—	56,138,361	(20,858,591)	1,100,467	99,235	36,479,472	—
FT Vest U.S. Equity Buffer ETF - August	757,820	—	55,325,080	(20,768,079)	1,073,432	85,624	35,716,057	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - September	788,464	$—	$55,725,859	$(20,404,608)	$1,025,417	$80,369	$36,427,037	$—
FT Vest U.S. Equity Buffer ETF - October	891,579	—	39,786,048	(1,078,923)	(220,434)	(15,057)	38,471,634	—
FT Vest U.S. Equity Buffer ETF - November	800,927	—	40,047,878	(1,087,082)	(173,828)	(14,092)	38,772,876	—
FT Vest U.S. Equity Buffer ETF - December	877,983	—	40,903,289	(1,110,264)	(225,625)	(14,266)	39,553,134	—
		$237,264,889	$470,385,749	$(454,946,211)	$(3,972,442)	$13,431,157	$262,163,142	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFT and BUFG which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2024 or 2023.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer ETF - January	31-Jan-24	$(329,448)	$(45,284,900)	$(734,829)
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-24	(131,031)	(18,131,754)	(464,792)
FT Vest U.S. Equity Buffer ETF - February	29-Feb-24	(727,325)	(66,084,175)	9,229,151
FT Vest U.S. Equity Deep Buffer ETF - February	29-Feb-24	(294,337)	(22,341,111)	2,503,195
FT Vest U.S. Equity Buffer ETF - March	31-Mar-24	(936,221)	(58,501,767)	9,174,039
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-24	(412,499)	(18,791,917)	2,860,784
FT Vest U.S. Equity Buffer ETF - April	30-Apr-24	(1,292,295)	(55,761,929)	5,039,799
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-24	(543,033)	(25,804,108)	1,028,929
FT Vest U.S. Equity Buffer ETF - May	31-May-24	(1,987,159)	(75,329,008)	(1,102,463)
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-24	(582,897)	(19,063,472)	(240,559)
FT Vest U.S. Equity Buffer ETF - June	30-Jun-24	(2,580,567)	(69,295,982)	4,079,642
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-24	(747,632)	(22,662,602)	1,148,744
FT Vest U.S. Equity Buffer ETF - July	31-Jul-24	(3,190,723)	(86,222,697)	2,516,727
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-24	(1,656,057)	(38,251,511)	2,316,461
FT Vest U.S. Equity Buffer ETF - August	31-Aug-24	(3,341,253)	(78,536,456)	8,758,912
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-24	(1,607,745)	(26,102,942)	2,754,966
FT Vest U.S. Equity Buffer ETF - September	30-Sep-23	(1,796,276)	(34,266,341)	(7,598,221)
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-23	(1,099,789)	(16,330,850)	(2,803,589)
FT Vest U.S. Equity Buffer ETF - October	31-Oct-23	(1,915,538)	(49,875,337)	(485,189)
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-23	(1,131,886)	(23,502,219)	(369,275)
FT Vest U.S. Equity Buffer ETF - November	30-Nov-23	(2,990,788)	(70,163,635)	4,044,963
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-23	(2,001,977)	(29,976,756)	1,621,716
FT Vest U.S. Equity Buffer ETF - December	31-Dec-23	—	(42,269,430)	4,646,550
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-23	—	(28,703,767)	2,505,695
FT Vest Buffered Allocation Defensive ETF	31-Aug-24	(137,960)	(4,814,734)	3,324,710
FT Vest Buffered Allocation Growth ETF	31-Aug-24	(271,708)	(11,539,152)	9,593,682
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FJAN, DJAN, FFEB, DFEB, FMAR, DMAR, FAPR, DAPR, FMAY, DMAY, FJUN, DJUN, FJUL, DJUL, FAUG, DAUG, FSEP, DSEP, FOCT, DOCT, FNOV, DNOV, FDEC, and DDEC, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For BUFT and BUFG, the taxable years ended 2022, 2023, and 2024 remain open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Buffer ETF - January	31-Jan-24	$45,284,900
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-24	18,131,754
FT Vest U.S. Equity Buffer ETF - February	29-Feb-24	66,084,175
FT Vest U.S. Equity Deep Buffer ETF - February	29-Feb-24	22,341,111
FT Vest U.S. Equity Buffer ETF - March	31-Mar-24	58,501,767
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-24	18,791,917
FT Vest U.S. Equity Buffer ETF - April	30-Apr-24	55,761,929
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-24	25,804,108
FT Vest U.S. Equity Buffer ETF - May	31-May-24	75,329,008
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-24	19,063,472
FT Vest U.S. Equity Buffer ETF - June	30-Jun-24	69,295,982
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-24	22,662,602
FT Vest U.S. Equity Buffer ETF - July	31-Jul-24	86,222,697
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-24	38,251,511
FT Vest U.S. Equity Buffer ETF - August	31-Aug-24	78,536,456
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-24	26,102,942
FT Vest U.S. Equity Buffer ETF - September	30-Sep-23	34,266,341
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-23	16,330,850
FT Vest U.S. Equity Buffer ETF - October	31-Oct-23	49,875,337
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-23	23,502,219
FT Vest U.S. Equity Buffer ETF - November	30-Nov-23	70,163,635
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-23	29,976,756
FT Vest U.S. Equity Buffer ETF - December	31-Dec-23	42,269,430
FT Vest U.S. Equity Deep Buffer ETF - December	31-Dec-23	28,703,767
FT Vest Buffered Allocation Defensive ETF	31-Aug-24	4,814,734
FT Vest Buffered Allocation Growth ETF	31-Aug-24	11,539,152
During the applicable taxable year end, the Fund listed below utilized non-expiring capital loss carryforwards in the following amount:

Capital Loss Utilized
FT Vest U.S. Equity Deep Buffer ETF - January	$1,290,660
FT Vest U.S. Equity Deep Buffer ETF - February	22,529,010
FT Vest U.S. Equity Deep Buffer ETF - March	6,992,700
FT Vest U.S. Equity Deep Buffer ETF - April	10,554,887
FT Vest U.S. Equity Buffer ETF - August	4,531,451
FT Vest U.S. Equity Deep Buffer ETF - August	29,757,585
FT Vest U.S. Equity Deep Buffer ETF - November	13,730,006
FT Vest Buffered Allocation Defensive ETF	1,766,020
FT Vest Buffered Allocation Growth ETF	2,575,764

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Buffer ETF - January	31-Jan-24	$329,448	$—
FT Vest U.S. Equity Deep Buffer ETF - January	31-Jan-24	131,031	—
FT Vest U.S. Equity Buffer ETF - February	29-Feb-24	727,325	—
FT Vest U.S. Equity Deep Buffer ETF - February	29-Feb-24	294,337	—
FT Vest U.S. Equity Buffer ETF - March	31-Mar-24	936,221	—
FT Vest U.S. Equity Deep Buffer ETF - March	31-Mar-24	412,499	—
FT Vest U.S. Equity Buffer ETF - April	30-Apr-24	1,292,295	—
FT Vest U.S. Equity Deep Buffer ETF - April	30-Apr-24	543,033	—
FT Vest U.S. Equity Buffer ETF - May	31-May-24	1,987,159	—
FT Vest U.S. Equity Deep Buffer ETF - May	31-May-24	582,897	—
FT Vest U.S. Equity Buffer ETF - June	30-Jun-24	2,580,567	—
FT Vest U.S. Equity Deep Buffer ETF - June	30-Jun-24	747,632	—
FT Vest U.S. Equity Buffer ETF - July	31-Jul-24	3,190,723	—
FT Vest U.S. Equity Deep Buffer ETF - July	31-Jul-24	1,656,057	—
FT Vest U.S. Equity Buffer ETF - August	31-Aug-24	3,341,253	—
FT Vest U.S. Equity Deep Buffer ETF - August	31-Aug-24	1,607,745	—
FT Vest U.S. Equity Buffer ETF - September	30-Sep-23	1,796,276	—
FT Vest U.S. Equity Deep Buffer ETF - September	30-Sep-23	1,099,789	—
FT Vest U.S. Equity Buffer ETF - October	31-Oct-23	1,915,538	—
FT Vest U.S. Equity Deep Buffer ETF - October	31-Oct-23	1,131,886	—
FT Vest U.S. Equity Buffer ETF - November	30-Nov-23	2,990,788	—
FT Vest U.S. Equity Deep Buffer ETF - November	30-Nov-23	2,001,977	—
FT Vest Buffered Allocation Defensive ETF	31-Aug-24	137,960	—
FT Vest Buffered Allocation Growth ETF	31-Aug-24	271,708	—

As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Buffer ETF - January	$945,860,435	$6,352,096	$(7,820,241)	$(1,468,145)
FT Vest U.S. Equity Deep Buffer ETF - January	345,765,036	2,762,010	(3,581,841)	(819,831)
FT Vest U.S. Equity Buffer ETF - February	909,262,724	3,737,445	(7,528,559)	(3,791,114)
FT Vest U.S. Equity Deep Buffer ETF - February	292,785,471	1,024,283	(2,082,782)	(1,058,499)
FT Vest U.S. Equity Buffer ETF - March	743,232,084	106,102,507	(33,884,277)	72,218,230
FT Vest U.S. Equity Deep Buffer ETF - March	231,428,940	37,368,986	(10,088,585)	27,280,401
FT Vest U.S. Equity Buffer ETF - April	671,106,330	121,472,654	(42,521,474)	78,951,180
FT Vest U.S. Equity Deep Buffer ETF - April	235,872,439	43,037,850	(15,370,442)	27,667,408
FT Vest U.S. Equity Buffer ETF - May	802,935,474	106,546,338	(34,245,529)	72,300,809
FT Vest U.S. Equity Deep Buffer ETF - May	211,043,460	24,645,712	(7,134,411)	17,511,301
FT Vest U.S. Equity Buffer ETF - June	873,729,077	89,845,301	(28,661,032)	61,184,269
FT Vest U.S. Equity Deep Buffer ETF - June	223,663,786	22,260,742	(5,811,215)	16,449,527
FT Vest U.S. Equity Buffer ETF - July	910,720,667	76,398,873	(24,777,952)	51,620,921
FT Vest U.S. Equity Deep Buffer ETF - July	322,708,575	27,347,040	(7,530,135)	19,816,905
FT Vest U.S. Equity Buffer ETF - August	861,200,366	73,217,566	(27,146,760)	46,070,806

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Deep Buffer ETF - August	$299,872,453	$24,566,757	$(9,101,382)	$15,465,375
FT Vest U.S. Equity Buffer ETF - September	831,352,772	48,804,966	(18,498,084)	30,306,882
FT Vest U.S. Equity Deep Buffer ETF - September	245,852,312	12,601,270	(5,038,611)	7,562,659
FT Vest U.S. Equity Buffer ETF - October	852,347,681	22,362,462	(7,835,791)	14,526,671
FT Vest U.S. Equity Deep Buffer ETF - October	298,504,409	7,271,888	(2,805,055)	4,466,833
FT Vest U.S. Equity Buffer ETF - November	943,845,473	19,127,357	(5,878,033)	13,249,324
FT Vest U.S. Equity Deep Buffer ETF - November	321,772,128	6,233,103	(1,808,081)	4,425,022
FT Vest U.S. Equity Buffer ETF - December	1,006,873,355	11,083,464	(3,575,863)	7,507,601
FT Vest U.S. Equity Deep Buffer ETF - December	330,289,532	3,293,436	(1,216,583)	2,076,853
FT Vest Buffered Allocation Defensive ETF	122,663,078	1,300,627	—	1,300,627
FT Vest Buffered Allocation Growth ETF	256,703,551	6,246,978	(619,887)	5,627,091
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFT and BUFG incur pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of BUFT and BUFG, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
For BUFT and BUFG, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds (other than BUFT and BUFG), the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of BUFT and BUFG, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each of BUFT and BUFG’s expenses for that month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2025, the Funds, except BUFT and BUFG, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFT and BUFG, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investments for BUFT and BUFG, excluding short-term investments and in-kind transactions, were as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

	Purchases	Sales
FT Vest Buffered Allocation Defensive ETF	$211,602,602	$211,027,501
FT Vest Buffered Allocation Growth ETF	221,387,586	220,593,460
For the six months ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Buffer ETF - January	$71,408,966	$668,408,183
FT Vest U.S. Equity Deep Buffer ETF - January	183,119,998	171,679,944
FT Vest U.S. Equity Buffer ETF - February	12,582,699	844,767,368
FT Vest U.S. Equity Deep Buffer ETF - February	211,902,741	220,221,949
FT Vest U.S. Equity Buffer ETF - March	9,919,138	246,339,440
FT Vest U.S. Equity Deep Buffer ETF - March	—	31,253,958
FT Vest U.S. Equity Buffer ETF - April	28,892,291	58,083,670
FT Vest U.S. Equity Deep Buffer ETF - April	—	11,115,122
FT Vest U.S. Equity Buffer ETF - May	17,157,221	76,436,283
FT Vest U.S. Equity Deep Buffer ETF - May	—	105,155,336
FT Vest U.S. Equity Buffer ETF - June	30,778,034	44,745,690
FT Vest U.S. Equity Deep Buffer ETF - June	—	24,055,088
FT Vest U.S. Equity Buffer ETF - July	14,770,199	168,734,659
FT Vest U.S. Equity Deep Buffer ETF - July	—	41,307,309
FT Vest U.S. Equity Buffer ETF - August	11,717,436	56,469,147
FT Vest U.S. Equity Deep Buffer ETF - August	—	24,305,867
FT Vest U.S. Equity Buffer ETF - September	24,465,721	496,639,124
FT Vest U.S. Equity Deep Buffer ETF - September	—	118,826,046
FT Vest U.S. Equity Buffer ETF - October	23,406,733	279,487,323
FT Vest U.S. Equity Deep Buffer ETF - October	17,968,524	92,075,520
FT Vest U.S. Equity Buffer ETF - November	28,428,072	394,009,096
FT Vest U.S. Equity Deep Buffer ETF - November	—	106,754,914
FT Vest U.S. Equity Buffer ETF - December	42,873,773	608,644,325
FT Vest U.S. Equity Deep Buffer ETF - December	2,018,790	211,682,667
FT Vest Buffered Allocation Defensive ETF	230,890,001	224,356,754
FT Vest Buffered Allocation Growth ETF	248,998,163	234,352,751
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 28, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$968,500,812	Options contracts written, at value	$34,185,544
DJAN
Options contracts	Equity Risk	Options contracts purchased, at value	348,918,281	Options contracts written, at value	7,621,845
FFEB
Options contracts	Equity Risk	Options contracts purchased, at value	931,392,574	Options contracts written, at value	36,316,947

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
DFEB
Options contracts	Equity Risk	Options contracts purchased, at value	$295,792,937	Options contracts written, at value	$7,387,294
FMAR
Options contracts	Equity Risk	Options contracts purchased, at value	822,362,814	Options contracts written, at value	10,489,500
DMAR
Options contracts	Equity Risk	Options contracts purchased, at value	263,706,280	Options contracts written, at value	5,773,033
FAPR
Options contracts	Equity Risk	Options contracts purchased, at value	777,192,900	Options contracts written, at value	29,736,696
DAPR
Options contracts	Equity Risk	Options contracts purchased, at value	277,007,468	Options contracts written, at value	14,420,318
FMAY
Options contracts	Equity Risk	Options contracts purchased, at value	886,295,373	Options contracts written, at value	15,069,491
DMAY
Options contracts	Equity Risk	Options contracts purchased, at value	231,398,000	Options contracts written, at value	4,020,050
FJUN
Options contracts	Equity Risk	Options contracts purchased, at value	942,167,886	Options contracts written, at value	13,632,156
DJUN
Options contracts	Equity Risk	Options contracts purchased, at value	242,362,240	Options contracts written, at value	3,561,937
FJUL
Options contracts	Equity Risk	Options contracts purchased, at value	974,230,827	Options contracts written, at value	17,749,889
DJUL
Options contracts	Equity Risk	Options contracts purchased, at value	346,892,173	Options contracts written, at value	6,481,343
FAUG
Options contracts	Equity Risk	Options contracts purchased, at value	921,739,923	Options contracts written, at value	21,680,555
DAUG
Options contracts	Equity Risk	Options contracts purchased, at value	321,211,540	Options contracts written, at value	8,023,393
FSEP
Options contracts	Equity Risk	Options contracts purchased, at value	877,009,080	Options contracts written, at value	21,929,610
DSEP
Options contracts	Equity Risk	Options contracts purchased, at value	257,747,208	Options contracts written, at value	6,260,654

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FOCT
Options contracts	Equity Risk	Options contracts purchased, at value	$880,825,881	Options contracts written, at value	$21,421,839
DOCT
Options contracts	Equity Risk	Options contracts purchased, at value	305,935,056	Options contracts written, at value	5,393,871
FNOV
Options contracts	Equity Risk	Options contracts purchased, at value	977,239,692	Options contracts written, at value	29,067,012
DNOV
Options contracts	Equity Risk	Options contracts purchased, at value	329,880,690	Options contracts written, at value	6,674,826
FDEC
Options contracts	Equity Risk	Options contracts purchased, at value	1,036,047,812	Options contracts written, at value	31,795,428
DDEC
Options contracts	Equity Risk	Options contracts purchased, at value	336,106,544	Options contracts written, at value	7,040,196
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FJAN	DJAN	FFEB	DFEB	FMAR	DMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$124,523,288	$44,650,724	$126,464,212	$42,837,534	$38,630,660	$7,432,426
Written options contracts	(31,464,861)	(17,790,604)	845,464	(7,574,070)	1,261,200	(1,039,513)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(83,979,642)	(33,107,353)	(79,209,672)	(27,118,272)	6,567,255	6,775,858
Written options contracts	20,945,989	13,778,148	2,258,882	5,155,353	6,985,469	2,092,391

Statements of Operations Location	FAPR	DAPR	FMAY	DMAY	FJUN	DJUN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$8,236,377	$2,030,541	$9,445,451	$10,190,462	$4,447,847	$2,462,125
Written options contracts	794,093	(475,096)	1,229,556	(153,747)	927,650	(131,261)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	24,023,458	9,915,079	26,160,834	2,754,315	28,574,893	8,657,629

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Statements of Operations Location	FAPR	DAPR	FMAY	DMAY	FJUN	DJUN
Written options contracts	$2,832,442	$(18,307)	$8,365,589	$1,013,509	$10,395,092	$1,006,650

Statements of Operations Location	FJUL	DJUL	FAUG	DAUG	FSEP	DSEP
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$9,580,075	$4,099,280	$4,289,935	$2,104,353	$108,265,634	$39,567,332
Written options contracts	2,067,135	241,249	645,337	(240,458)	(29,753,364)	(17,178,794)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	23,620,144	11,093,412	27,642,295	12,633,887	(78,160,071)	(28,200,532)
Written options contracts	9,511,837	634,997	9,669,599	72,898	34,316,439	14,780,893

Statements of Operations Location	FOCT	DOCT	FNOV	DNOV	FDEC	DDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$148,140,880	$57,881,044	$143,110,323	$57,107,951	$113,601,464	$66,081,097
Written options contracts	(77,850,105)	(33,281,054)	(49,027,986)	(25,703,349)	(19,649,850)	(27,059,243)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(116,434,987)	(47,169,260)	(104,939,964)	(44,255,319)	(95,388,834)	(49,988,328)
Written options contracts	67,673,963	29,812,323	39,037,216	21,704,389	34,069,071	21,789,096
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended February 28, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
FJAN	$1,719,120,150	$1,445,181,370	$82,204,819	$67,167,167
DJAN	516,094,469	394,109,587	18,829,780	13,406,615
FFEB	1,719,394,820	1,661,401,758	71,952,485	65,360,292
DFEB	523,273,710	471,975,802	21,076,473	19,052,669
FMAR	166,772,148	229,723,068	4,900,378	11,719,237
DMAR	6,211,436	57,623,369	190,508	1,613,955
FAPR	98,963,976	61,294,534	5,300,953	4,162,935
DAPR	34,345,845	16,904,610	2,513,926	814,723
FMAY	95,277,240	75,908,692	3,054,052	4,073,528
DMAY	15,152,193	106,240,516	355,266	2,697,425
FJUN	136,331,176	54,783,618	3,668,761	2,521,123

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
DJUN	$13,385,235	$31,193,728	$299,736	$786,472
FJUL	289,170,432	184,932,103	9,499,464	8,078,238
DJUL	22,292,707	44,864,017	634,759	1,498,051
FAUG	214,651,207	76,269,646	8,050,862	3,715,575
DAUG	62,581,629	32,614,900	1,653,146	1,044,976
FSEP	1,423,730,301	1,111,804,578	68,628,012	58,844,391
DSEP	387,009,638	298,894,511	16,938,515	14,651,482
FOCT	1,221,716,074	906,589,080	77,646,532	70,051,559
DOCT	414,625,088	285,554,523	22,295,592	19,495,778
FNOV	1,463,223,290	1,139,766,352	88,619,590	80,631,635
DNOV	449,723,778	346,653,693	24,308,899	21,884,474
FDEC	1,815,498,810	1,449,389,452	110,401,218	89,376,207
DDEC	516,479,280	476,984,504	27,569,704	24,167,363
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of March 24, 2025, the investment objective of FMAR changed to include an upside cap of 14.79% and an Outcome Period of March 24, 2025 through March 20, 2026.
As of March 24, 2025, the investment objective of DMAR changed to include an upside cap of 12.72% and an Outcome Period of March 24, 2025 through March 20, 2026.
As of April 21, 2025, the investment objective of FAPR changed to include an upside cap of 18.14% and an Outcome Period of April 21, 2025 through April 17, 2026.
As of April 21, 2025, the investment objective of DAPR changed to include an upside cap of 14.16% and an Outcome Period of April 21, 2025 through April 17, 2026.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Semi-Annual Financial Statements and Other Information
For the Period Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
FT Vest International Equity Moderate Buffer ETF - March (YMAR)
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
FT Vest International Equity Moderate Buffer ETF - June (YJUN)
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
FT Vest International Equity Moderate Buffer ETF - September (YSEP)
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
FT Vest International Equity Moderate Buffer ETF - December (YDEC)
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
FT Vest Laddered International Moderate Buffer ETF (BUFY)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2025

Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
420,541	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$420,541
	(Cost $420,541)
	Total Investments — 1.1%	420,541
	(Cost $420,541)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 96.6%
760	Invesco QQQ TrustSM, Series 1	$38,620,920	$5.21	01/16/26	38,109,660
	(Cost $39,303,430)
	Put Options Purchased — 7.1%
760	Invesco QQQ TrustSM, Series 1	38,620,920	521.73	01/16/26	2,810,784
	(Cost $2,383,326)
	Total Purchased Options				40,920,444
	(Cost $41,686,756)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (2.6)%
(760)	Invesco QQQ TrustSM, Series 1	(38,620,920)	587.10	01/16/26	(1,047,288)
	(Premiums received $1,615,720)
	Put Options Written — (2.1)%
(760)	Invesco QQQ TrustSM, Series 1	(38,620,920)	417.38	01/16/26	(816,536)
	(Premiums received $711,987)
	Total Written Options				(1,863,824)
	(Premiums received $2,327,707)
	Net Other Assets and Liabilities — (0.1)%				(22,296)
	Net Assets — 100.0%				$39,454,865

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$420,541	$420,541	$—	$—
Purchased Options	40,920,444	—	40,920,444	—
Total	$41,340,985	$420,541	$40,920,444	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,863,824)	$—	$(1,863,824)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
407,583	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$407,583
	(Cost $407,583)
	Total Investments — 1.1%	407,583
	(Cost $407,583)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.5%
	Call Options Purchased — 104.6%
609	SPDR® S&P 500® ETF Trust	$36,185,562	$5.99	01/16/26	35,502,422
609	SPDR® S&P 500® ETF Trust	36,185,562	597.59	01/16/26	2,628,103
	Total Call Options Purchased				38,130,525
	(Cost $38,836,828)
	Put Options Purchased — 4.9%
609	SPDR® S&P 500® ETF Trust	36,185,562	597.59	01/16/26	1,781,246
	(Cost $1,667,351)
	Total Purchased Options				39,911,771
	(Cost $40,504,179)
WRITTEN OPTIONS — (10.5)%
	Call Options Written — (8.6)%
(1,218)	SPDR® S&P 500® ETF Trust	(72,371,124)	626.69	01/16/26	(3,153,572)
	(Premiums received $3,807,333)
	Put Options Written — (1.9)%
(609)	SPDR® S&P 500® ETF Trust	(36,185,562)	507.95	01/16/26	(676,392)
	(Premiums received $651,280)
	Total Written Options				(3,829,964)
	(Premiums received $4,458,613)
	Net Other Assets and Liabilities — (0.1)%				(20,600)
	Net Assets — 100.0%				$36,468,790

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$407,583	$407,583	$—	$—
Purchased Options	39,911,771	—	39,911,771	—
Total	$40,319,354	$407,583	$39,911,771	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,829,964)	$—	$(3,829,964)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
187,267	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$187,267
	(Cost $187,267)
	Total Investments — 1.0%	187,267
	(Cost $187,267)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 96.6%
342	Invesco QQQ TrustSM, Series 1	$17,379,414	$5.25	02/20/26	17,148,906
	(Cost $17,063,529)
	Put Options Purchased — 7.8%
342	Invesco QQQ TrustSM, Series 1	17,379,414	526.07	02/20/26	1,376,208
	(Cost $1,412,204)
	Total Purchased Options				18,525,114
	(Cost $18,475,733)
WRITTEN OPTIONS — (5.5)%
	Call Options Written — (2.3)%
(342)	Invesco QQQ TrustSM, Series 1	(17,379,414)	602.46	02/20/26	(407,322)
	(Premiums received $410,497)
	Put Options Written — (3.2)%
(342)	Invesco QQQ TrustSM, Series 1	(17,379,414)	447.16	02/20/26	(567,378)
	(Premiums received $593,504)
	Total Written Options				(974,700)
	(Premiums received $1,004,001)
	Net Other Assets and Liabilities — 0.1%				10,335
	Net Assets — 100.0%				$17,748,016

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$187,267	$187,267	$—	$—
Purchased Options	18,525,114	—	18,525,114	—
Total	$18,712,381	$187,267	$18,525,114	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(974,700)	$—	$(974,700)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
373,027	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$373,027
	(Cost $373,027)
	Total Investments — 1.1%	373,027
	(Cost $373,027)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.4%
	Call Options Purchased — 105.2%
551	SPDR® S&P 500® ETF Trust	$32,739,318	$6.01	02/20/26	32,139,781
551	SPDR® S&P 500® ETF Trust	32,739,318	599.95	02/20/26	2,492,900
	Total Call Options Purchased				34,632,681
	(Cost $34,808,382)
	Put Options Purchased — 5.2%
551	SPDR® S&P 500® ETF Trust	32,739,318	599.95	02/20/26	1,713,764
	(Cost $1,626,298)
	Total Purchased Options				36,346,445
	(Cost $36,434,680)
WRITTEN OPTIONS — (11.4)%
	Call Options Written — (9.3)%
(1,102)	SPDR® S&P 500® ETF Trust	(65,478,636)	629.35	02/20/26	(3,081,974)
	(Premiums received $3,152,839)
	Put Options Written — (2.1)%
(551)	SPDR® S&P 500® ETF Trust	(32,739,318)	509.96	02/20/26	(680,639)
	(Premiums received $638,302)
	Total Written Options				(3,762,613)
	(Premiums received $3,791,141)
	Net Other Assets and Liabilities — (0.1)%				(17,497)
	Net Assets — 100.0%				$32,939,362

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$373,027	$373,027	$—	$—
Purchased Options	36,346,445	—	36,346,445	—
Total	$36,719,472	$373,027	$36,346,445	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,762,613)	$—	$(3,762,613)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - March (YMAR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
402,887	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$402,887
	(Cost $402,887)
	Total Investments — 0.4%	402,887
	(Cost $402,887)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.8%
	Call Options Purchased — 99.3%
12,699	iShares MSCI EAFE ETF	$103,598,442	$0.79	03/21/25	102,579,982
	(Cost $96,543,575)
	Put Options Purchased — 0.5%
12,699	iShares MSCI EAFE ETF	103,598,442	78.89	03/21/25	476,467
	(Cost $5,518,627)
	Total Purchased Options				103,056,449
	(Cost $102,062,202)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(12,699)	iShares MSCI EAFE ETF	(103,598,442)	91.36	03/21/25	(29,970)
	(Premiums received $920,266)
	Put Options Written — (0.1)%
(12,699)	iShares MSCI EAFE ETF	(103,598,442)	67.06	03/21/25	(37,716)
	(Premiums received $1,021,561)
	Total Written Options				(67,686)
	(Premiums received $1,941,827)
	Net Other Assets and Liabilities — (0.1)%				(67,558)
	Net Assets — 100.0%				$103,324,092

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$402,887	$402,887	$—	$—
Purchased Options	103,056,449	—	103,056,449	—
Total	$103,459,336	$402,887	$103,056,449	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(67,686)	$—	$(67,686)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,215,080	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,215,080
	(Cost $1,215,080)
	Total Investments — 0.3%	1,215,080
	(Cost $1,215,080)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.6%
	Call Options Purchased — 100.5%
8,827	Invesco QQQ TrustSM, Series 1	$448,561,659	$4.33	03/21/25	444,785,557
	(Cost $385,398,910)
	Put Options Purchased — 0.1%
8,827	Invesco QQQ TrustSM, Series 1	448,561,659	433.91	03/21/25	558,396
	(Cost $22,992,495)
	Total Purchased Options				445,343,953
	(Cost $408,391,405)
WRITTEN OPTIONS — (0.8)%
	Call Options Written — (0.8)%
(8,827)	Invesco QQQ TrustSM, Series 1	(448,561,659)	524.60	03/21/25	(3,391,333)
	(Premiums received $8,932,821)
	Put Options Written — (0.0)%
(8,827)	Invesco QQQ TrustSM, Series 1	(448,561,659)	390.52	03/21/25	(238,153)
	(Premiums received $11,189,539)
	Total Written Options				(3,629,486)
	(Premiums received $20,122,360)
	Net Other Assets and Liabilities — (0.1)%				(304,674)
	Net Assets — 100.0%				$442,624,873

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,215,080	$1,215,080	$—	$—
Purchased Options	445,343,953	—	445,343,953	—
Total	$446,559,033	$1,215,080	$445,343,953	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,629,486)	$—	$(3,629,486)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
517,364	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$517,364
	(Cost $517,364)
	Total Investments — 0.3%	517,364
	(Cost $517,364)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 119.6%
	Call Options Purchased — 119.5%
2,970	SPDR® S&P 500® ETF Trust	$176,471,460	$5.11	03/21/25	174,481,293
2,970	SPDR® S&P 500® ETF Trust	176,471,460	509.84	03/21/25	25,103,271
	Total Call Options Purchased				199,584,564
	(Cost $167,554,501)
	Put Options Purchased — 0.1%
2,970	SPDR® S&P 500® ETF Trust	176,471,460	509.84	03/21/25	145,263
	(Cost $6,923,748)
	Total Purchased Options				199,729,827
	(Cost $174,478,249)
WRITTEN OPTIONS — (19.8)%
	Call Options Written — (19.8)%
(5,940)	SPDR® S&P 500® ETF Trust	(352,942,920)	539.31	03/21/25	(33,006,917)
	(Premiums received $16,587,140)
	Put Options Written — (0.0)%
(2,970)	SPDR® S&P 500® ETF Trust	(176,471,460)	433.37	03/21/25	(50,668)
	(Premiums received $2,614,753)
	Total Written Options				(33,057,585)
	(Premiums received $19,201,893)
	Net Other Assets and Liabilities — (0.1)%				(128,749)
	Net Assets — 100.0%				$167,060,857

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$517,364	$517,364	$—	$—
Purchased Options	199,729,827	—	199,729,827	—
Total	$200,247,191	$517,364	$199,729,827	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(33,057,585)	$—	$(33,057,585)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
91,006	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$91,006
	(Cost $91,006)
	Total Investments — 0.3%	91,006
	(Cost $91,006)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.2%
	Call Options Purchased — 107.9%
624	Invesco QQQ TrustSM, Series 1	$31,709,808	$4.14	04/17/25	31,421,090
	(Cost $27,724,998)
	Put Options Purchased — 0.3%
624	Invesco QQQ TrustSM, Series 1	31,709,808	414.64	04/17/25	71,635
	(Cost $1,167,293)
	Total Purchased Options				31,492,725
	(Cost $28,892,291)
WRITTEN OPTIONS — (8.4)%
	Call Options Written — (8.3)%
(624)	Invesco QQQ TrustSM, Series 1	(31,709,808)	477.71	04/17/25	(2,422,980)
	(Premiums received $1,400,019)
	Put Options Written — (0.1)%
(624)	Invesco QQQ TrustSM, Series 1	(31,709,808)	331.71	04/17/25	(16,074)
	(Premiums received $248,440)
	Total Written Options				(2,439,054)
	(Premiums received $1,648,459)
	Net Other Assets and Liabilities — (0.1)%				(21,420)
	Net Assets — 100.0%				$29,123,257

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$91,006	$91,006	$—	$—
Purchased Options	31,492,725	—	31,492,725	—
Total	$31,583,731	$91,006	$31,492,725	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,439,054)	$—	$(2,439,054)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
153,987	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$153,987
	(Cost $153,987)
	Total Investments — 0.4%	153,987
	(Cost $153,987)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 126.4%
	Call Options Purchased — 126.2%
810	SPDR® S&P 500® ETF Trust	$48,128,580	$4.96	04/17/25	47,607,515
810	SPDR® S&P 500® ETF Trust	48,128,580	495.17	04/17/25	8,223,606
	Total Call Options Purchased				55,831,121
	(Cost $51,482,203)
	Put Options Purchased — 0.2%
810	SPDR® S&P 500® ETF Trust	48,128,580	495.17	04/17/25	83,074
	(Cost $781,567)
	Total Purchased Options				55,914,195
	(Cost $52,263,770)
WRITTEN OPTIONS — (26.7)%
	Call Options Written — (26.6)%
(1,620)	SPDR® S&P 500® ETF Trust	(96,257,158)	524.93	04/17/25	(11,781,482)
	(Premiums received $9,788,203)
	Put Options Written — (0.1)%
(810)	SPDR® S&P 500® ETF Trust	(48,128,580)	420.90	04/17/25	(34,887)
	(Premiums received $289,488)
	Total Written Options				(11,816,369)
	(Premiums received $10,077,691)
	Net Other Assets and Liabilities — (0.1)%				(28,914)
	Net Assets — 100.0%				$44,222,899

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$153,987	$153,987	$—	$—
Purchased Options	55,914,195	—	55,914,195	—
Total	$56,068,182	$153,987	$55,914,195	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,816,369)	$—	$(11,816,369)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
161,658	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$161,658
	(Cost $161,658)
	Total Investments — 0.4%	161,658
	(Cost $161,658)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 101.6%
836	Invesco QQQ TrustSM, Series 1	$42,483,012	$4.51	05/16/25	42,078,045
	(Cost $39,325,589)
	Put Options Purchased — 1.0%
836	Invesco QQQ TrustSM, Series 1	42,483,012	451.75	05/16/25	403,930
	(Cost $1,962,329)
	Total Purchased Options				42,481,975
	(Cost $41,287,918)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (2.7)%
(836)	Invesco QQQ TrustSM, Series 1	(42,483,012)	523.72	05/16/25	(1,105,217)
	(Premiums received $1,176,527)
	Put Options Written — (0.2)%
(836)	Invesco QQQ TrustSM, Series 1	(42,483,012)	383.99	05/16/25	(106,473)
	(Premiums received $547,484)
	Total Written Options				(1,211,690)
	(Premiums received $1,724,011)
	Net Other Assets and Liabilities — (0.1)%				(30,364)
	Net Assets — 100.0%				$41,401,579

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$161,658	$161,658	$—	$—
Purchased Options	42,481,975	—	42,481,975	—
Total	$42,643,633	$161,658	$42,481,975	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,211,690)	$—	$(1,211,690)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
157,751	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$157,751
	(Cost $157,751)
	Total Investments — 0.5%	157,751
	(Cost $157,751)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 116.2%
	Call Options Purchased — 115.5%
602	SPDR® S&P 500® ETF Trust	$35,769,636	$5.30	05/16/25	35,375,085
602	SPDR® S&P 500® ETF Trust	35,769,636	529.46	05/16/25	4,341,943
	Total Call Options Purchased				39,717,028
	(Cost $38,560,671)
	Put Options Purchased — 0.7%
602	SPDR® S&P 500® ETF Trust	35,769,636	529.46	05/16/25	220,453
	(Cost $877,805)
	Total Purchased Options				39,937,481
	(Cost $39,438,476)
WRITTEN OPTIONS — (16.6)%
	Call Options Written — (16.4)%
(1,204)	SPDR® S&P 500® ETF Trust	(71,539,272)	558.00	05/16/25	(5,622,885)
	(Premiums received $4,745,421)
	Put Options Written — (0.2)%
(602)	SPDR® S&P 500® ETF Trust	(35,769,636)	450.04	05/16/25	(69,104)
	(Premiums received $214,035)
	Total Written Options				(5,691,989)
	(Premiums received $4,959,456)
	Net Other Assets and Liabilities — (0.1)%				(22,957)
	Net Assets — 100.0%				$34,380,286

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$157,751	$157,751	$—	$—
Purchased Options	39,937,481	—	39,937,481	—
Total	$40,095,232	$157,751	$39,937,481	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,691,989)	$—	$(5,691,989)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - June (YJUN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,005,327	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,005,327
	(Cost $1,005,327)
	Total Investments — 0.6%	1,005,327
	(Cost $1,005,327)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.1%
	Call Options Purchased — 98.3%
20,324	iShares MSCI EAFE ETF	$165,803,192	$0.78	06/20/25	161,636,772
	(Cost $151,799,385)
	Put Options Purchased — 1.8%
20,324	iShares MSCI EAFE ETF	165,803,192	77.95	06/20/25	2,987,628
	(Cost $9,760,471)
	Total Purchased Options				164,624,400
	(Cost $161,559,856)
WRITTEN OPTIONS — (0.6)%
	Call Options Written — (0.2)%
(20,324)	iShares MSCI EAFE ETF	(165,803,192)	90.74	06/20/25	(386,156)
	(Premiums received $1,529,520)
	Put Options Written — (0.4)%
(20,324)	iShares MSCI EAFE ETF	(165,803,192)	66.26	06/20/25	(650,368)
	(Premiums received $1,822,757)
	Total Written Options				(1,036,524)
	(Premiums received $3,352,277)
	Net Other Assets and Liabilities — (0.1)%				(93,194)
	Net Assets — 100.0%				$164,500,009

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,005,327	$1,005,327	$—	$—
Purchased Options	164,624,400	—	164,624,400	—
Total	$165,629,727	$1,005,327	$164,624,400	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,036,524)	$—	$(1,036,524)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
2,704,057	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$2,704,057
	(Cost $2,704,057)
	Total Investments — 0.6%	2,704,057
	(Cost $2,704,057)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.0%
	Call Options Purchased — 98.7%
9,690	Invesco QQQ TrustSM, Series 1	$492,416,730	$4.79	06/20/25	487,661,169
	(Cost $459,170,576)
	Put Options Purchased — 2.3%
9,690	Invesco QQQ TrustSM, Series 1	492,416,730	480.17	06/20/25	11,523,445
	(Cost $27,533,306)
	Total Purchased Options				499,184,614
	(Cost $486,703,882)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (0.5)%
(9,690)	Invesco QQQ TrustSM, Series 1	(492,416,730)	572.84	06/20/25	(2,689,847)
	(Premiums received $9,112,188)
	Put Options Written — (1.0)%
(9,690)	Invesco QQQ TrustSM, Series 1	(492,416,730)	432.15	06/20/25	(4,700,038)
	(Premiums received $13,338,752)
	Total Written Options				(7,389,885)
	(Premiums received $22,450,940)
	Net Other Assets and Liabilities — (0.1)%				(320,019)
	Net Assets — 100.0%				$494,178,767

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,704,057	$2,704,057	$—	$—
Purchased Options	499,184,614	—	499,184,614	—
Total	$501,888,671	$2,704,057	$499,184,614	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,389,885)	$—	$(7,389,885)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
884,973	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$884,973
	(Cost $884,973)
	Total Investments — 0.6%	884,973
	(Cost $884,973)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.9%
	Call Options Purchased — 111.7%
2,768	SPDR® S&P 500® ETF Trust	$164,469,024	$5.46	06/20/25	162,220,661
2,768	SPDR® S&P 500® ETF Trust	164,469,024	544.52	06/20/25	17,054,229
	Total Call Options Purchased				179,274,890
	(Cost $162,139,728)
	Put Options Purchased — 1.2%
2,768	SPDR® S&P 500® ETF Trust	164,469,024	544.52	06/20/25	1,982,995
	(Cost $7,316,774)
	Total Purchased Options				181,257,885
	(Cost $169,456,502)
WRITTEN OPTIONS — (13.4)%
	Call Options Written — (13.0)%
(5,536)	SPDR® S&P 500® ETF Trust	(328,938,048)	573.65	06/20/25	(20,864,520)
	(Premiums received $15,536,617)
	Put Options Written — (0.4)%
(2,768)	SPDR® S&P 500® ETF Trust	(164,469,024)	462.84	06/20/25	(603,701)
	(Premiums received $2,102,643)
	Total Written Options				(21,468,221)
	(Premiums received $17,639,260)
	Net Other Assets and Liabilities — (0.1)%				(103,962)
	Net Assets — 100.0%				$160,570,675

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$884,973	$884,973	$—	$—
Purchased Options	181,257,885	—	181,257,885	—
Total	$182,142,858	$884,973	$181,257,885	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(21,468,221)	$—	$(21,468,221)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
309,207	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$309,207
	(Cost $309,207)
	Total Investments — 0.6%	309,207
	(Cost $309,207)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 100.1%
1,113	Invesco QQQ TrustSM, Series 1	$56,559,321	$4.74	07/18/25	55,953,738
	(Cost $52,165,134)
	Put Options Purchased — 2.5%
1,113	Invesco QQQ TrustSM, Series 1	56,559,321	475.23	07/18/25	1,416,014
	(Cost $3,793,670)
	Total Purchased Options				57,369,752
	(Cost $55,958,804)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (2.6)%
(1,113)	Invesco QQQ TrustSM, Series 1	(56,559,321)	541.81	07/18/25	(1,448,391)
	(Premiums received $1,384,513)
	Put Options Written — (0.5)%
(1,113)	Invesco QQQ TrustSM, Series 1	(56,559,321)	380.18	07/18/25	(293,743)
	(Premiums received $898,964)
	Total Written Options				(1,742,134)
	(Premiums received $2,283,477)
	Net Other Assets and Liabilities — (0.1)%				(36,063)
	Net Assets — 100.0%				$55,900,762

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$309,207	$309,207	$—	$—
Purchased Options	57,369,752	—	57,369,752	—
Total	$57,678,959	$309,207	$57,369,752	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,742,134)	$—	$(1,742,134)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
278,474	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$278,474
	(Cost $278,474)
	Total Investments — 0.6%	278,474
	(Cost $278,474)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.9%
	Call Options Purchased — 111.3%
773	SPDR® S&P 500® ETF Trust	$45,930,114	$5.50	07/18/25	45,291,701
773	SPDR® S&P 500® ETF Trust	45,930,114	549.00	07/18/25	4,715,323
	Total Call Options Purchased				50,007,024
	(Cost $45,532,842)
	Put Options Purchased — 1.6%
773	SPDR® S&P 500® ETF Trust	45,930,114	549.00	07/18/25	714,144
	(Cost $2,073,161)
	Total Purchased Options				50,721,168
	(Cost $47,606,003)
WRITTEN OPTIONS — (13.4)%
	Call Options Written — (12.9)%
(1,546)	SPDR® S&P 500® ETF Trust	(91,860,228)	578.43	07/18/25	(5,806,498)
	(Premiums received $4,065,487)
	Put Options Written — (0.5)%
(773)	SPDR® S&P 500® ETF Trust	(45,930,114)	466.65	07/18/25	(228,460)
	(Premiums received $690,457)
	Total Written Options				(6,034,958)
	(Premiums received $4,755,944)
	Net Other Assets and Liabilities — (0.1)%				(30,006)
	Net Assets — 100.0%				$44,934,678

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$278,474	$278,474	$—	$—
Purchased Options	50,721,168	—	50,721,168	—
Total	$50,999,642	$278,474	$50,721,168	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,034,958)	$—	$(6,034,958)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
181,165	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$181,165
	(Cost $181,165)
	Total Investments — 0.6%	181,165
	(Cost $181,165)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.4%
	Call Options Purchased — 100.5%
567	Invesco QQQ TrustSM, Series 1	$28,813,239	$4.74	08/15/25	28,509,072
	(Cost $27,089,092)
	Put Options Purchased — 2.9%
567	Invesco QQQ TrustSM, Series 1	28,813,239	475.02	08/15/25	816,735
	(Cost $1,909,189)
	Total Purchased Options				29,325,807
	(Cost $28,998,281)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (3.0)%
(567)	Invesco QQQ TrustSM, Series 1	(28,813,239)	544.85	08/15/25	(844,802)
	(Premiums received $765,685)
	Put Options Written — (0.9)%
(567)	Invesco QQQ TrustSM, Series 1	(28,813,239)	403.77	08/15/25	(266,569)
	(Premiums received $588,325)
	Total Written Options				(1,111,371)
	(Premiums received $1,354,010)
	Net Other Assets and Liabilities — (0.1)%				(20,357)
	Net Assets — 100.0%				$28,375,244

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$181,165	$181,165	$—	$—
Purchased Options	29,325,807	—	29,325,807	—
Total	$29,506,972	$181,165	$29,325,807	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,111,371)	$—	$(1,111,371)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
236,209	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$236,209
	(Cost $236,209)
	Total Investments — 0.8%	236,209
	(Cost $236,209)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.4%
	Call Options Purchased — 111.4%
537	SPDR® S&P 500® ETF Trust	$31,907,466	$5.55	08/15/25	31,478,682
537	SPDR® S&P 500® ETF Trust	31,907,466	554.32	08/15/25	3,230,399
	Total Call Options Purchased				34,709,081
	(Cost $32,218,136)
	Put Options Purchased — 2.0%
537	SPDR® S&P 500® ETF Trust	31,907,466	554.32	08/15/25	619,961
	(Cost $1,407,264)
	Total Purchased Options				35,329,042
	(Cost $33,625,400)
WRITTEN OPTIONS — (14.1)%
	Call Options Written — (13.4)%
(1,074)	SPDR® S&P 500® ETF Trust	(63,814,932)	581.87	08/15/25	(4,174,692)
	(Premiums received $3,042,916)
	Put Options Written — (0.7)%
(537)	SPDR® S&P 500® ETF Trust	(31,907,466)	471.17	08/15/25	(206,879)
	(Premiums received $410,196)
	Total Written Options				(4,381,571)
	(Premiums received $3,453,112)
	Net Other Assets and Liabilities — (0.1)%				(19,658)
	Net Assets — 100.0%				$31,164,022

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$236,209	$236,209	$—	$—
Purchased Options	35,329,042	—	35,329,042	—
Total	$35,565,251	$236,209	$35,329,042	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,381,571)	$—	$(4,381,571)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - September (YSEP)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
616,335	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$616,335
	(Cost $616,335)
	Total Investments — 0.7%	616,335
	(Cost $616,335)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.7%
	Call Options Purchased — 96.5%
10,312	iShares MSCI EAFE ETF	$84,125,296	$0.82	09/19/25	82,011,336
	(Cost $80,804,818)
	Put Options Purchased — 4.2%
10,312	iShares MSCI EAFE ETF	84,125,296	82.26	09/19/25	3,567,952
	(Cost $4,763,644)
	Total Purchased Options				85,579,288
	(Cost $85,568,462)
WRITTEN OPTIONS — (1.5)%
	Call Options Written — (0.5)%
(10,312)	iShares MSCI EAFE ETF	(84,125,296)	93.34	09/19/25	(402,168)
	(Premiums received $759,854)
	Put Options Written — (1.0)%
(10,312)	iShares MSCI EAFE ETF	(84,125,296)	69.92	09/19/25	(866,208)
	(Premiums received $1,182,127)
	Total Written Options				(1,268,376)
	(Premiums received $1,941,981)
	Net Other Assets and Liabilities — 0.1%				56,551
	Net Assets — 100.0%				$84,983,798

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$616,335	$616,335	$—	$—
Purchased Options	85,579,288	—	85,579,288	—
Total	$86,195,623	$616,335	$85,579,288	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,268,376)	$—	$(1,268,376)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
2,849,907	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$2,849,907
	(Cost $2,849,907)
	Total Investments — 0.8%	2,849,907
	(Cost $2,849,907)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 99.6%
7,462	Invesco QQQ TrustSM, Series 1	$379,196,454	$4.81	09/19/25	375,318,453
	(Cost $355,651,568)
	Put Options Purchased — 3.6%
7,462	Invesco QQQ TrustSM, Series 1	379,196,454	482.43	09/19/25	13,550,096
	(Cost $24,513,089)
	Total Purchased Options				388,868,549
	(Cost $380,164,657)
WRITTEN OPTIONS — (3.9)%
	Call Options Written — (2.1)%
(7,462)	Invesco QQQ TrustSM, Series 1	(379,196,454)	566.09	09/19/25	(8,138,355)
	(Premiums received $8,867,308)
	Put Options Written — (1.8)%
(7,462)	Invesco QQQ TrustSM, Series 1	(379,196,454)	434.19	09/19/25	(6,716,248)
	(Premiums received $12,697,084)
	Total Written Options				(14,854,603)
	(Premiums received $21,564,392)
	Net Other Assets and Liabilities — (0.1)%				(243,384)
	Net Assets — 100.0%				$376,620,469

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,849,907	$2,849,907	$—	$—
Purchased Options	388,868,549	—	388,868,549	—
Total	$391,718,456	$2,849,907	$388,868,549	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,854,603)	$—	$(14,854,603)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
848,967	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$848,967
	(Cost $848,967)
	Total Investments — 0.8%	848,967
	(Cost $848,967)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 111.6%
	Call Options Purchased — 108.8%
1,884	SPDR® S&P 500® ETF Trust	$111,943,512	$5.69	09/19/25	110,162,341
1,884	SPDR® S&P 500® ETF Trust	111,943,512	568.26	09/19/25	9,837,589
	Total Call Options Purchased				119,999,930
	(Cost $112,947,528)
	Put Options Purchased — 2.8%
1,884	SPDR® S&P 500® ETF Trust	111,943,512	568.26	09/19/25	3,062,649
	(Cost $5,347,570)
	Total Purchased Options				123,062,579
	(Cost $118,295,098)
WRITTEN OPTIONS — (12.3)%
	Call Options Written — (11.3)%
(3,768)	SPDR® S&P 500® ETF Trust	(223,887,024)	595.02	09/19/25	(12,483,912)
	(Premiums received $10,273,022)
	Put Options Written — (1.0)%
(1,884)	SPDR® S&P 500® ETF Trust	(111,943,512)	483.02	09/19/25	(1,040,194)
	(Premiums received $1,290,050)
	Total Written Options				(13,524,106)
	(Premiums received $11,563,072)
	Net Other Assets and Liabilities — (0.1)%				(68,752)
	Net Assets — 100.0%				$110,318,688

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$848,967	$848,967	$—	$—
Purchased Options	123,062,579	—	123,062,579	—
Total	$123,911,546	$848,967	$123,062,579	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,524,106)	$—	$(13,524,106)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
284,921	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$284,921
	(Cost $284,921)
	Total Investments — 0.8%	284,921
	(Cost $284,921)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.7%
	Call Options Purchased — 99.1%
680	Invesco QQQ TrustSM, Series 1	$34,555,560	$4.93	10/17/25	34,155,842
	(Cost $33,615,552)
	Put Options Purchased — 4.6%
680	Invesco QQQ TrustSM, Series 1	34,555,560	494.46	10/17/25	1,581,245
	(Cost $2,125,273)
	Total Purchased Options				35,737,087
	(Cost $35,740,825)
WRITTEN OPTIONS — (4.4)%
	Call Options Written — (3.3)%
(680)	Invesco QQQ TrustSM, Series 1	(34,555,560)	556.27	10/17/25	(1,131,411)
	(Premiums received $1,392,869)
	Put Options Written — (1.1)%
(680)	Invesco QQQ TrustSM, Series 1	(34,555,560)	395.57	10/17/25	(402,084)
	(Premiums received $570,352)
	Total Written Options				(1,533,495)
	(Premiums received $1,963,221)
	Net Other Assets and Liabilities — (0.1)%				(27,222)
	Net Assets — 100.0%				$34,461,291

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$284,921	$284,921	$—	$—
Purchased Options	35,737,087	—	35,737,087	—
Total	$36,022,008	$284,921	$35,737,087	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,533,495)	$—	$(1,533,495)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
532,903	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$532,903
	(Cost $532,903)
	Total Investments — 0.8%	532,903
	(Cost $532,903)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.0%
	Call Options Purchased — 105.4%
1,104	SPDR® S&P 500® ETF Trust	$65,597,472	$5.86	10/17/25	64,548,738
1,104	SPDR® S&P 500® ETF Trust	65,597,472	584.60	10/17/25	4,794,065
	Total Call Options Purchased				69,342,803
	(Cost $68,429,994)
	Put Options Purchased — 3.6%
1,104	SPDR® S&P 500® ETF Trust	65,597,472	584.60	10/17/25	2,362,085
	(Cost $3,114,838)
	Total Purchased Options				71,704,888
	(Cost $71,544,832)
WRITTEN OPTIONS — (9.7)%
	Call Options Written — (8.5)%
(2,208)	SPDR® S&P 500® ETF Trust	(131,194,944)	612.89	10/17/25	(5,564,248)
	(Premiums received $6,354,161)
	Put Options Written — (1.2)%
(1,104)	SPDR® S&P 500® ETF Trust	(65,597,472)	496.91	10/17/25	(804,772)
	(Premiums received $1,231,435)
	Total Written Options				(6,369,020)
	(Premiums received $7,585,596)
	Net Other Assets and Liabilities — (0.1)%				(41,413)
	Net Assets — 100.0%				$65,827,358

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$532,903	$532,903	$—	$—
Purchased Options	71,704,888	—	71,704,888	—
Total	$72,237,791	$532,903	$71,704,888	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,369,020)	$—	$(6,369,020)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
420,309	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$420,309
	(Cost $420,309)
	Total Investments — 0.9%	420,309
	(Cost $420,309)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.9%
	Call Options Purchased — 98.9%
920	Invesco QQQ TrustSM, Series 1	$46,751,640	$4.96	11/21/25	46,214,544
	(Cost $46,459,325)
	Put Options Purchased — 5.0%
920	Invesco QQQ TrustSM, Series 1	46,751,640	496.56	11/21/25	2,351,897
	(Cost $2,450,934)
	Total Purchased Options				48,566,441
	(Cost $48,910,259)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (2.8)%
(920)	Invesco QQQ TrustSM, Series 1	(46,751,640)	571.49	11/21/25	(1,331,056)
	(Premiums received $1,935,951)
	Put Options Written — (1.9)%
(920)	Invesco QQQ TrustSM, Series 1	(46,751,640)	422.07	11/21/25	(895,298)
	(Premiums received $980,439)
	Total Written Options				(2,226,354)
	(Premiums received $2,916,390)
	Net Other Assets and Liabilities — (0.1)%				(30,549)
	Net Assets — 100.0%				$46,729,847

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$420,309	$420,309	$—	$—
Purchased Options	48,566,441	—	48,566,441	—
Total	$48,986,750	$420,309	$48,566,441	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,226,354)	$—	$(2,226,354)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
226,451	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$226,451
	(Cost $226,451)
	Total Investments — 1.1%	226,451
	(Cost $226,451)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.7%
	Call Options Purchased — 105.8%
361	SPDR® S&P 500® ETF Trust	$21,449,898	$5.87	11/21/25	21,109,002
361	SPDR® S&P 500® ETF Trust	21,449,898	585.76	11/21/25	1,680,372
	Total Call Options Purchased				22,789,374
	(Cost $22,664,636)
	Put Options Purchased — 3.9%
361	SPDR® S&P 500® ETF Trust	21,449,898	585.76	11/21/25	837,455
	(Cost $954,841)
	Total Purchased Options				23,626,829
	(Cost $23,619,477)
WRITTEN OPTIONS — (10.7)%
	Call Options Written — (9.3)%
(722)	SPDR® S&P 500® ETF Trust	(42,899,796)	615.28	11/21/25	(1,997,543)
	(Premiums received $2,221,143)
	Put Options Written — (1.4)%
(361)	SPDR® S&P 500® ETF Trust	(21,449,898)	497.90	11/21/25	(301,684)
	(Premiums received $366,985)
	Total Written Options				(2,299,227)
	(Premiums received $2,588,128)
	Net Other Assets and Liabilities — (0.1)%				(13,418)
	Net Assets — 100.0%				$21,540,635

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$226,451	$226,451	$—	$—
Purchased Options	23,626,829	—	23,626,829	—
Total	$23,853,280	$226,451	$23,626,829	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,299,227)	$—	$(2,299,227)	$—
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
656,128	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$656,128
	(Cost $656,128)
	Total Investments — 1.1%	656,128
	(Cost $656,128)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.3%
	Call Options Purchased — 99.7%
7,935	iShares MSCI EAFE ETF	$64,733,730	$0.75	12/19/25	62,359,896
	(Cost $57,760,786)
	Put Options Purchased — 2.6%
7,935	iShares MSCI EAFE ETF	64,733,730	75.10	12/19/25	1,649,607
	(Cost $3,201,388)
	Total Purchased Options				64,009,503
	(Cost $60,962,174)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (2.2)%
(7,935)	iShares MSCI EAFE ETF	(64,733,730)	87.73	12/19/25	(1,363,709)
	(Premiums received $722,822)
	Put Options Written — (1.1)%
(7,935)	iShares MSCI EAFE ETF	(64,733,730)	63.84	12/19/25	(680,109)
	(Premiums received $1,262,164)
	Total Written Options				(2,043,818)
	(Premiums received $1,984,986)
	Net Other Assets and Liabilities — (0.1)%				(37,250)
	Net Assets — 100.0%				$62,584,563

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$656,128	$656,128	$—	$—
Purchased Options	64,009,503	—	64,009,503	—
Total	$64,665,631	$656,128	$64,009,503	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,043,818)	$—	$(2,043,818)	$—
See Notes to Financial Statements

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
5,518,359	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$5,518,359
	(Cost $5,518,359)
	Total Investments — 1.0%	5,518,359
	(Cost $5,518,359)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 97.3%
10,250	Invesco QQQ TrustSM, Series 1	$520,874,250	$5.18	12/19/25	514,539,750
	(Cost $526,934,917)
	Put Options Purchased — 6.8%
10,250	Invesco QQQ TrustSM, Series 1	520,874,250	518.65	12/19/25	36,110,750
	(Cost $34,325,755)
	Total Purchased Options				550,650,500
	(Cost $561,260,672)
WRITTEN OPTIONS — (5.0)%
	Call Options Written — (1.3)%
(10,250)	Invesco QQQ TrustSM, Series 1	(520,874,250)	612.94	12/19/25	(6,949,500)
	(Premiums received $13,702,235)
	Put Options Written — (3.7)%
(10,250)	Invesco QQQ TrustSM, Series 1	(520,874,250)	466.78	12/19/25	(19,639,000)
	(Premiums received $19,173,435)
	Total Written Options				(26,588,500)
	(Premiums received $32,875,670)
	Net Other Assets and Liabilities — (0.1)%				(406,529)
	Net Assets — 100.0%				$529,173,830

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$5,518,359	$5,518,359	$—	$—
Purchased Options	550,650,500	—	550,650,500	—
Total	$556,168,859	$5,518,359	$550,650,500	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(26,588,500)	$—	$(26,588,500)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
2,405,271	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$2,405,271
	(Cost $2,405,271)
	Total Investments — 1.0%	2,405,271
	(Cost $2,405,271)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 109.5%
	Call Options Purchased — 105.0%
3,912	SPDR® S&P 500® ETF Trust	$232,443,216	$5.92	12/19/25	227,988,621
3,912	SPDR® S&P 500® ETF Trust	232,443,216	591.16	12/19/25	17,468,919
	Total Call Options Purchased				245,457,540
	(Cost $247,339,266)
	Put Options Purchased — 4.5%
3,912	SPDR® S&P 500® ETF Trust	232,443,216	591.16	12/19/25	10,414,057
	(Cost $11,225,263)
	Total Purchased Options				255,871,597
	(Cost $258,564,529)
WRITTEN OPTIONS — (10.4)%
	Call Options Written — (8.8)%
(7,824)	SPDR® S&P 500® ETF Trust	(464,886,432)	621.19	12/19/25	(20,590,499)
	(Premiums received $24,993,207)
	Put Options Written — (1.6)%
(3,912)	SPDR® S&P 500® ETF Trust	(232,443,216)	502.49	12/19/25	(3,863,335)
	(Premiums received $4,626,036)
	Total Written Options				(24,453,834)
	(Premiums received $29,619,243)
	Net Other Assets and Liabilities — (0.1)%				(144,629)
	Net Assets — 100.0%				$233,678,405

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,405,271	$2,405,271	$—	$—
Purchased Options	255,871,597	—	255,871,597	—
Total	$258,276,868	$2,405,271	$255,871,597	$—

See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(24,453,834)	$—	$(24,453,834)	$—
See Notes to Financial Statements

FT Vest Laddered International Moderate Buffer ETF (BUFY)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
145,040	FT Vest International Equity Moderate Buffer ETF - March (b)	$3,444,642
152,964	FT Vest International Equity Moderate Buffer ETF - June (b)	3,469,193
153,832	FT Vest International Equity Moderate Buffer ETF - September (b)	3,483,479
141,750	FT Vest International Equity Moderate Buffer ETF - December (b)	3,348,759
	Total Exchange-Traded Funds	13,746,073
	(Cost $13,776,414)
MONEY MARKET FUNDS — 0.0%
1,974	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (c)	1,974
	(Cost $1,974)

	Total Investments — 100.0%	13,748,047
	(Cost $13,778,388)
	Net Other Assets and Liabilities — (0.0)%	(895)
	Net Assets — 100.0%	$13,747,152

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 13,746,073	$ 13,746,073	$ —	$ —
Money Market Funds	1,974	1,974	—	—
Total Investments	$13,748,047	$13,748,047	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)	FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
ASSETS:
Investments, at value - Unaffiliated	$420,541	$407,583	$187,267	$373,027
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	420,541	407,583	187,267	373,027
Options contracts purchased, at value	40,920,444	39,911,771	18,525,114	36,346,445
Due from broker	—	—	—	—
Receivables:
Dividends	987	1,235	31	384
Investment securities sold	—	—	54,090	—
Capital shares sold	—	—	986,075	—
Total Assets	41,341,972	40,320,589	19,752,577	36,719,856

LIABILITIES:
Options contracts written, at value	1,863,824	3,829,964	974,700	3,762,613
Due to broker	16	32	—	46
Payables:
Investment advisory fees	23,267	21,803	629	17,835
Investment securities purchased	—	—	1,029,232	—
Capital shares redeemed	—	—	—	—
Total Liabilities	1,887,107	3,851,799	2,004,561	3,780,494
NET ASSETS	$39,454,865	$36,468,790	$17,748,016	$32,939,362

NET ASSETS consist of:
Paid-in capital	$39,763,195	$29,541,080	$17,660,932	$29,897,351
Par value	20,000	10,750	9,000	10,000
Accumulated distributable earnings (loss)	(328,330)	6,916,960	78,084	3,032,011
NET ASSETS	$39,454,865	$36,468,790	$17,748,016	$32,939,362
NET ASSET VALUE, per share	$19.73	$33.92	$19.72	$32.94
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,000,002	1,075,002	900,002	1,000,002
Investments, at cost - Unaffiliated	$420,541	$407,583	$187,267	$373,027
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$420,541	$407,583	$187,267	$373,027
Premiums paid on options contracts purchased	$41,686,756	$40,504,179	$18,475,733	$36,434,680
Premiums received on options contracts written	$2,327,707	$4,458,613	$1,004,001	$3,791,141
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - March (YMAR)	FT Vest Nasdaq- 100® Buffer ETF - March (QMAR)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)	FT Vest Nasdaq- 100® Conservative Buffer ETF - April (QCAP)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)	FT Vest Nasdaq- 100® Moderate Buffer ETF - May (QMMY)

$402,887	$1,215,080	$517,364	$91,006	$153,987	$161,658
—	—	—	—	—	—
402,887	1,215,080	517,364	91,006	153,987	161,658
103,056,449	445,343,953	199,729,827	31,492,725	55,914,195	42,481,975
2,233	—	—	434	—	—

1,357	4,535	1,753	264	415	455
—	—	1,075,986	—	—	—
—	—	—	—	—	—
103,462,926	446,563,568	201,324,930	31,584,429	56,068,597	42,644,088

67,686	3,629,486	33,057,585	2,439,054	11,816,369	1,211,690
—	73	1	—	534	238

71,148	309,136	110,525	22,118	28,795	30,581
—	—	178,088	—	—	—
—	—	917,874	—	—	—
138,834	3,938,695	34,264,073	2,461,172	11,845,698	1,242,509
$103,324,092	$442,624,873	$167,060,857	$29,123,257	$44,222,899	$41,401,579

$106,941,595	$408,144,646	$212,722,404	$26,231,079	$42,361,293	$35,460,802
43,500	147,000	45,500	13,000	13,500	19,000
(3,661,003)	34,333,227	(45,707,047)	2,879,178	1,848,106	5,921,777
$103,324,092	$442,624,873	$167,060,857	$29,123,257	$44,222,899	$41,401,579
$23.75	$30.11	$36.72	$22.40	$32.76	$21.79
4,350,002	14,700,002	4,550,002	1,300,002	1,350,002	1,900,002
$402,887	$1,215,080	$517,364	$91,006	$153,987	$161,658
$—	$—	$—	$—	$—	$—
$402,887	$1,215,080	$517,364	$91,006	$153,987	$161,658
$102,062,202	$408,391,405	$174,478,249	$28,892,291	$52,263,770	$41,287,918
$1,941,827	$20,122,360	$19,201,893	$1,648,459	$10,077,691	$1,724,011
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)	FT Vest International Equity Moderate Buffer ETF - June (YJUN)	FT Vest Nasdaq-100® Buffer ETF - June (QJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
ASSETS:
Investments, at value - Unaffiliated	$157,751	$1,005,327	$2,704,057	$884,973
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	157,751	1,005,327	2,704,057	884,973
Options contracts purchased, at value	39,937,481	164,624,400	499,184,614	181,257,885
Due from broker	—	463	3,326	—
Receivables:
Dividends	545	3,366	9,379	2,927
Investment securities sold	—	6,658	1,487,472	—
Capital shares sold	—	1,135,292	250	—
Total Assets	40,095,777	166,775,506	503,389,098	182,145,785

LIABILITIES:
Options contracts written, at value	5,691,989	1,036,524	7,389,885	21,468,221
Due to broker	262	—	—	80
Payables:
Investment advisory fees	23,240	112,642	350,136	106,809
Investment securities purchased	—	1,126,331	31,416	—
Capital shares redeemed	—	—	1,438,894	—
Total Liabilities	5,715,491	2,275,497	9,210,331	21,575,110
NET ASSETS	$34,380,286	$164,500,009	$494,178,767	$160,570,675

NET ASSETS consist of:
Paid-in capital	$32,892,046	$173,470,627	$509,029,156	$172,111,678
Par value	10,750	72,500	176,000	41,000
Accumulated distributable earnings (loss)	1,477,490	(9,043,118)	(15,026,389)	(11,582,003)
NET ASSETS	$34,380,286	$164,500,009	$494,178,767	$160,570,675
NET ASSET VALUE, per share	$31.98	$22.69	$28.08	$39.16
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,075,002	7,250,002	17,600,002	4,100,002
Investments, at cost - Unaffiliated	$157,751	$1,005,327	$2,704,057	$884,973
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$157,751	$1,005,327	$2,704,057	$884,973
Premiums paid on options contracts purchased	$39,438,476	$161,559,856	$486,703,882	$169,456,502
Premiums received on options contracts written	$4,959,456	$3,352,277	$22,450,940	$17,639,260
See Notes to Financial Statements

FT Vest Nasdaq- 100® Conservative Buffer ETF - July (QCJL)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)	FT Vest Nasdaq- 100® Moderate Buffer ETF - August (QMAG)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)	FT Vest International Equity Moderate Buffer ETF - September (YSEP)	FT Vest Nasdaq- 100® Buffer ETF - September (QSPT)

$309,207	$278,474	$181,165	$236,209	$616,335	$2,849,907
—	—	—	—	—	—
309,207	278,474	181,165	236,209	616,335	2,849,907
57,369,752	50,721,168	29,325,807	35,329,042	85,579,288	388,868,549
—	—	436	—	173	151

1,250	1,035	537	782	1,944	9,916
—	—	—	—	181,278	1,459,169
—	—	—	—	12,473,228	—
57,680,209	51,000,677	29,507,945	35,566,033	98,852,246	393,187,692

1,742,134	6,034,958	1,111,371	4,381,571	1,268,376	14,854,603
4	1	—	1	—	—

37,309	31,040	21,330	20,439	47,291	267,202
—	—	—	—	12,552,781	55,740
—	—	—	—	—	1,389,678
1,779,447	6,065,999	1,132,701	4,402,011	13,868,448	16,567,223
$55,900,762	$44,934,678	$28,375,244	$31,164,022	$84,983,798	$376,620,469

$52,031,084	$52,415,296	$23,074,983	$32,757,598	$83,722,574	$328,505,025
26,500	12,500	13,500	9,000	37,500	135,500
3,843,178	(7,493,118)	5,286,761	(1,602,576)	1,223,724	47,979,944
$55,900,762	$44,934,678	$28,375,244	$31,164,022	$84,983,798	$376,620,469
$21.09	$35.95	$21.02	$34.63	$22.66	$27.79
2,650,002	1,250,002	1,350,002	900,002	3,750,002	13,550,002
$309,207	$278,474	$181,165	$236,209	$616,335	$2,849,907
$—	$—	$—	$—	$—	$—
$309,207	$278,474	$181,165	$236,209	$616,335	$2,849,907
$55,958,804	$47,606,003	$28,998,281	$33,625,400	$85,568,462	$380,164,657
$2,283,477	$4,755,944	$1,354,010	$3,453,112	$1,941,981	$21,564,392
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)	FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)	FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
ASSETS:
Investments, at value - Unaffiliated	$848,967	$284,921	$532,903	$420,309
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	848,967	284,921	532,903	420,309
Options contracts purchased, at value	123,062,579	35,737,087	71,704,888	48,566,441
Due from broker	—	—	—	320
Receivables:
Dividends	2,940	806	1,774	1,103
Investment securities sold	1,110,436	—	—	—
Capital shares sold	—	—	—	—
Total Assets	125,024,922	36,022,814	72,239,565	48,988,173

LIABILITIES:
Options contracts written, at value	13,524,106	1,533,495	6,369,020	2,226,354
Due to broker	462	2,223	—	—
Payables:
Investment advisory fees	74,690	25,805	43,187	31,972
Investment securities purchased	122,033	—	—	—
Capital shares redeemed	984,943	—	—	—
Total Liabilities	14,706,234	1,561,523	6,412,207	2,258,326
NET ASSETS	$110,318,688	$34,461,291	$65,827,358	$46,729,847

NET ASSETS consist of:
Paid-in capital	$104,750,773	$33,503,418	$60,050,478	$46,345,644
Par value	28,000	17,000	19,000	23,000
Accumulated distributable earnings (loss)	5,539,915	940,873	5,757,880	361,203
NET ASSETS	$110,318,688	$34,461,291	$65,827,358	$46,729,847
NET ASSET VALUE, per share	$39.40	$20.27	$34.65	$20.32
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,800,002	1,700,002	1,900,002	2,300,002
Investments, at cost - Unaffiliated	$848,967	$284,921	$532,903	$420,309
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$848,967	$284,921	$532,903	$420,309
Premiums paid on options contracts purchased	$118,295,098	$35,740,825	$71,544,832	$48,910,259
Premiums received on options contracts written	$11,563,072	$1,963,221	$7,585,596	$2,916,390
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)	FT Vest International Equity Moderate Buffer ETF - December (YDEC)	FT Vest Nasdaq-100® Buffer ETF - December (QDEC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)	FT Vest Laddered International Moderate Buffer ETF (BUFY)

$226,451	$656,128	$5,518,359	$2,405,271	$1,974
—	—	—	—	13,746,073
226,451	656,128	5,518,359	2,405,271	13,748,047
23,626,829	64,009,503	550,650,500	255,871,597	—
—	3,620	553	3,408	—

733	2,160	18,927	8,077	5
—	—	5,804,567	—	—
—	—	—	—	981,932
23,854,013	64,671,411	561,992,906	258,288,353	14,729,984

2,299,227	2,043,818	26,588,500	24,453,834	—
—	—	—	—	—

14,151	43,030	384,730	156,114	970
—	—	333,877	—	981,862
—	—	5,511,969	—	—
2,313,378	2,086,848	32,819,076	24,609,948	982,832
$21,540,635	$62,584,563	$529,173,830	$233,678,405	$13,747,152

$18,929,287	$61,595,750	$497,255,266	$254,858,023	$13,774,780
6,250	26,500	192,000	62,000	7,000
2,605,098	962,313	31,726,564	(21,241,618)	(34,628)
$21,540,635	$62,584,563	$529,173,830	$233,678,405	$13,747,152
$34.46	$23.62	$27.56	$37.69	$19.64
625,002	2,650,002	19,200,002	6,200,002	700,002
$226,451	$656,128	$5,518,359	$2,405,271	$1,974
$—	$—	$—	$—	$13,776,414
$226,451	$656,128	$5,518,359	$2,405,271	$13,778,388
$23,619,477	$60,962,174	$561,260,672	$258,564,529	$—
$2,588,128	$1,984,986	$32,875,670	$29,619,243	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended February 28, 2025 (Unaudited)

	FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA) (a)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)	FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE) (b)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
INVESTMENT INCOME:
Dividends - Unaffiliated	$971	$6,672	$31	$3,911
Total investment income	971	6,672	31	3,911

EXPENSES:
Investment advisory fees	26,872	238,199	629	151,701
Total expenses	26,872	238,199	629	151,701
Less fees waived by the investment advisor	—	—	—	—
Net expenses	26,872	238,199	629	151,701
NET INVESTMENT INCOME (LOSS)	(25,901)	(231,527)	(598)	(147,790)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	1,004,874	—	(1,610,129)
Written options contracts	—	(8,896,524)	—	(3,500,741)
In-kind redemptions - Purchased options contracts	—	16,988,276	—	7,840,771
In-kind redemptions - Written options contracts	—	(5,570,715)	—	(589,911)
Net realized gain (loss)	—	3,525,911	—	2,139,990
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(766,312)	(11,268,454)	49,381	(3,201,139)
Written options contracts	463,883	9,694,947	29,301	2,468,772
Net change in unrealized appreciation (depreciation)	(302,429)	(1,573,507)	78,682	(732,367)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(302,429)	1,952,404	78,682	1,407,623
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(328,330)	$1,720,877	$78,084	$1,259,833

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - March (YMAR)	FT Vest Nasdaq- 100® Buffer ETF - March (QMAR)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)	FT Vest Nasdaq- 100® Conservative Buffer ETF - April (QCAP)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)	FT Vest Nasdaq- 100® Moderate Buffer ETF - May (QMMY)

$13,612	$47,918	$18,787	$270	$400	$447
13,612	47,918	18,787	270	400	447

441,456	1,919,406	713,126	143,619	143,491	221,673
441,456	1,919,406	713,126	143,619	143,491	221,673
—	—	—	—	—	—
441,456	1,919,406	713,126	143,619	143,491	221,673
(427,844)	(1,871,488)	(694,339)	(143,349)	(143,091)	(221,226)

(13,052)	589,466	1,207,480	—	—	—
(2,364)	4,532	(728,866)	—	—	—
486,290	2,598,208	8,973,146	992,253	—	1,589,546
158,042	388,658	(3,518,225)	(51,047)	—	82,478
628,916	3,580,864	5,933,535	941,206	—	1,672,024

—	—	—	—	—	—
(2,816,837)	16,470,299	1,690,725	939,123	1,645,296	681,137
1,692,479	10,530,004	(100,683)	(180,117)	(307,216)	543,783
(1,124,358)	27,000,303	1,590,042	759,006	1,338,080	1,224,920
(495,442)	30,581,167	7,523,577	1,700,212	1,338,080	2,896,944
$(923,286)	$28,709,679	$6,829,238	$1,556,863	$1,194,989	$2,675,718
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)	FT Vest International Equity Moderate Buffer ETF - June (YJUN)	FT Vest Nasdaq-100® Buffer ETF - June (QJUN)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
INVESTMENT INCOME:
Dividends - Unaffiliated	$3,893	$32,153	$87,523	$28,896
Total investment income	3,893	32,153	87,523	28,896

EXPENSES:
Investment advisory fees	116,039	734,900	2,261,882	714,882
Total expenses	116,039	734,900	2,261,882	714,882
Less fees waived by the investment advisor	—	—	—	—
Net expenses	116,039	734,900	2,261,882	714,882
NET INVESTMENT INCOME (LOSS)	(112,146)	(702,747)	(2,174,359)	(685,986)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	—	45,889	—
Written options contracts	—	—	63,103	—
In-kind redemptions - Purchased options contracts	1,486,218	1,016,676	3,791,060	5,187,655
In-kind redemptions - Written options contracts	101,182	143,253	1,504,985	(1,518,173)
Net realized gain (loss)	1,587,400	1,159,929	5,405,037	3,669,482
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(698,516)	(4,861,923)	14,025,319	4,834,510
Written options contracts	206,683	4,594,930	10,700,083	(1,279,664)
Net change in unrealized appreciation (depreciation)	(491,833)	(266,993)	24,725,402	3,554,846
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,095,567	892,936	30,130,439	7,224,328
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$983,421	$190,189	$27,956,080	$6,538,342
See Notes to Financial Statements

FT Vest Nasdaq- 100® Conservative Buffer ETF - July (QCJL)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)	FT Vest Nasdaq- 100® Moderate Buffer ETF - August (QMAG)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)	FT Vest International Equity Moderate Buffer ETF - September (YSEP)	FT Vest Nasdaq- 100® Buffer ETF - September (QSPT)

$1,246	$9,464	$541	$6,786	$11,536	$74,827
1,246	9,464	541	6,786	11,536	74,827

263,460	220,161	302,174	138,438	236,222	1,571,432
263,460	220,161	302,174	138,438	236,222	1,571,432
—	—	—	—	—	—
263,460	220,161	302,174	138,438	236,222	1,571,432
(262,214)	(210,697)	(301,633)	(131,652)	(224,686)	(1,496,605)

—	53,384	—	—	(1,355,454)	(7,467,584)
—	(30,801)	—	—	(2,811)	(16,099,602)
1,949,529	1,845,068	5,892,860	951,966	4,904,348	56,306,158
237,022	(459,698)	(874,631)	(180,320)	817,077	8,521,093
2,186,551	1,407,953	5,018,229	771,646	4,363,160	41,260,065

—	—	—	—	—	—
934,662	1,475,823	381,195	1,184,835	(4,000,808)	(36,761,384)
233,764	(647,749)	(7,978)	(590,627)	(100,039)	13,838,366
1,168,426	828,074	373,217	594,208	(4,100,847)	(22,923,018)
3,354,977	2,236,027	5,391,446	1,365,854	262,313	18,337,047
$3,092,763	$2,025,330	$5,089,813	$1,234,202	$37,627	$16,840,442
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)	FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC) (c)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)	FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV) (d)
INVESTMENT INCOME:
Dividends - Unaffiliated	$22,983	$(1,417)	$10,713	$1,423
Total investment income	22,983	(1,417)	10,713	1,423

EXPENSES:
Investment advisory fees	512,141	109,195	251,141	82,867
Total expenses	512,141	109,195	251,141	82,867
Less fees waived by the investment advisor	—	—	—	—
Net expenses	512,141	109,195	251,141	82,867
NET INVESTMENT INCOME (LOSS)	(489,158)	(110,612)	(240,428)	(81,444)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	35,905,852	—	(778,735)	—
Written options contracts	(40,736,059)	—	(15,600,105)	—
In-kind redemptions - Purchased options contracts	16,680,732	588,800	15,835,051	61,360
In-kind redemptions - Written options contracts	(35,181)	36,697	(5,072,180)	35,069
Net realized gain (loss)	11,815,344	625,497	(5,615,969)	96,429
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	—	—	—	—
Purchased options contracts	(43,300,210)	(3,738)	(10,744,035)	(343,818)
Written options contracts	35,952,083	429,726	18,310,719	690,036
Net change in unrealized appreciation (depreciation)	(7,348,127)	425,988	7,566,684	346,218
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,467,217	1,051,485	1,950,715	442,647
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,978,059	$940,873	$1,710,287	$361,203

(c)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is September 25, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)	FT Vest International Equity Moderate Buffer ETF - December (YDEC)	FT Vest Nasdaq-100® Buffer ETF - December (QDEC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)	FT Vest Laddered International Moderate Buffer ETF (BUFY) (e)

$3,625	$9,870	$63,663	$38,710	$5
3,625	9,870	63,663	38,710	5

88,557	283,780	1,893,009	1,224,325	8,584
88,557	283,780	1,893,009	1,224,325	8,584
—	—	—	—	(4,292)
88,557	283,780	1,893,009	1,224,325	4,292
(84,932)	(273,910)	(1,829,346)	(1,185,615)	(4,287)

(766,999)	(5,102,922)	(8,787,017)	79,551,670	—
521,436	49,777	(19,806,809)	(70,590,480)	—
9,228,343	3,466,082	62,750,436	39,467,784	—
(8,035,315)	1,156,941	18,214,137	(20,518,964)	—
947,465	(430,122)	52,370,747	27,910,010	—

—	—	—	—	(30,341)
(6,786,110)	(1,620,904)	(43,323,613)	(86,465,178)	—
6,518,187	(528,920)	8,383,934	68,866,949	—
(267,923)	(2,149,824)	(34,939,679)	(17,598,229)	(30,341)
679,542	(2,579,946)	17,431,068	10,311,781	(30,341)
$594,610	$(2,853,856)	$15,601,722	$9,126,166	$(34,628)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)		FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)
	Period Ended 2/28/2025 (a) (Unaudited)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (b)	Period Ended 2/28/2025 (c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(25,901)	$(231,527)	$(392,423)	$(598)
Net realized gain (loss)	—	3,525,911	3,970,526	—
Net change in unrealized appreciation (depreciation)	(302,429)	(1,573,507)	1,609,748	78,682
Net increase (decrease) in net assets resulting from operations	(328,330)	1,720,877	5,187,851	78,084

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,783,195	61,350,842	104,880,344	17,669,932
Cost of shares redeemed	—	(82,665,642)	(54,005,482)	—
Net increase (decrease) in net assets resulting from shareholder transactions	39,783,195	(21,314,800)	50,874,862	17,669,932
Total increase (decrease) in net assets	39,454,865	(19,593,923)	56,062,713	17,748,016

NET ASSETS:
Beginning of period	—	56,062,713	—	—
End of period	$39,454,865	$36,468,790	$56,062,713	$17,748,016

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	1,700,002	—	—
Shares sold	2,000,002	1,825,000	3,375,002	900,002
Shares redeemed	—	(2,450,000)	(1,675,000)	—
Shares outstanding, end of period	2,000,002	1,075,002	1,700,002	900,002

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is January 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)		FT Vest International Equity Moderate Buffer ETF - March (YMAR)		FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (d)	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(147,790)	$(126,258)	$(427,844)	$(659,295)	$(1,871,488)	$(2,586,668)
2,139,990	1,223,309	628,916	9,753,565	3,580,864	41,963,651
(732,367)	672,660	(1,124,358)	2,737,594	27,000,303	6,489,553
1,259,833	1,769,711	(923,286)	11,831,864	28,709,679	45,866,536

58,000,897	37,843,209	16,322,327	130,884,501	35,438,547	487,310,139
(51,822,425)	(14,111,863)	(11,768,554)	(102,562,460)	(38,133,688)	(302,301,920)
6,178,472	23,731,346	4,553,773	28,322,041	(2,695,141)	185,008,219
7,438,305	25,501,057	3,630,487	40,153,905	26,014,538	230,874,755

25,501,057	—	99,693,605	59,539,700	416,610,335	185,735,580
$32,939,362	$25,501,057	$103,324,092	$99,693,605	$442,624,873	$416,610,335

800,002	—	4,150,002	2,850,002	14,800,002	7,600,002
1,775,000	1,250,002	700,000	5,850,000	1,200,000	18,650,000
(1,575,000)	(450,000)	(500,000)	(4,550,000)	(1,300,000)	(11,450,000)
1,000,002	800,002	4,350,002	4,150,002	14,700,002	14,800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)		FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (e)
OPERATIONS:
Net investment income (loss)	$(694,339)	$(1,685,824)	$(143,349)	$(87,555)
Net realized gain (loss)	5,933,535	24,114,970	941,206	357,548
Net change in unrealized appreciation (depreciation)	1,590,042	(2,812,893)	759,006	1,050,833
Net increase (decrease) in net assets resulting from operations	6,829,238	19,616,253	1,556,863	1,320,826

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,309,899	216,352,029	2,138,471	38,016,352
Cost of shares redeemed	(48,557,824)	(322,379,752)	(5,553,337)	(8,355,918)
Net increase (decrease) in net assets resulting from shareholder transactions	(22,247,925)	(106,027,723)	(3,414,866)	29,660,434
Total increase (decrease) in net assets	(15,418,687)	(86,411,470)	(1,858,003)	30,981,260

NET ASSETS:
Beginning of period	182,479,544	268,891,014	30,981,260	—
End of period	$167,060,857	$182,479,544	$29,123,257	$30,981,260

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,175,002	8,425,002	1,450,002	—
Shares sold	725,000	6,500,000	100,000	1,850,002
Shares redeemed	(1,350,000)	(9,750,000)	(250,000)	(400,000)
Shares outstanding, end of period	4,550,002	5,175,002	1,300,002	1,450,002

(e)	Inception date is April 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is May 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)		FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (e)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (f)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (f)

$(143,091)	$(39,990)	$(221,226)	$(251,595)	$(112,146)	$(64,876)
—	118,501	1,672,024	2,998,700	1,587,400	298,508
1,338,080	573,667	1,224,920	481,458	(491,833)	258,305
1,194,989	652,178	2,675,718	3,228,563	983,421	491,937

28,810,446	14,345,934	3,254,298	125,641,500	21,349,570	41,074,634
—	(780,648)	(20,324,402)	(73,074,098)	(9,505,657)	(20,013,619)
28,810,446	13,565,286	(17,070,104)	52,567,402	11,843,913	21,061,015
30,005,435	14,217,464	(14,394,386)	55,795,965	12,827,334	21,552,952

14,217,464	—	55,795,965	—	21,552,952	—
$44,222,899	$14,217,464	$41,401,579	$55,795,965	$34,380,286	$21,552,952

450,002	—	2,700,002	—	700,002	—
900,000	475,002	150,000	6,250,002	675,000	1,375,002
—	(25,000)	(950,000)	(3,550,000)	(300,000)	(675,000)
1,350,002	450,002	1,900,002	2,700,002	1,075,002	700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest International Equity Moderate Buffer ETF - June (YJUN)		FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(702,747)	$(1,304,385)	$(2,174,359)	$(3,217,112)
Net realized gain (loss)	1,159,929	10,012,980	5,405,037	68,134,047
Net change in unrealized appreciation (depreciation)	(266,993)	8,037,446	24,725,402	(4,655,075)
Net increase (decrease) in net assets resulting from operations	190,189	16,746,041	27,956,080	60,261,860

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,449,168	230,270,343	40,250,508	552,804,745
Cost of shares redeemed	(23,414,385)	(186,864,212)	(58,887,348)	(491,123,504)
Net increase (decrease) in net assets resulting from shareholder transactions	(9,965,217)	43,406,131	(18,636,840)	61,681,241
Total increase (decrease) in net assets	(9,775,028)	60,152,172	9,319,240	121,943,101

NET ASSETS:
Beginning of period	174,275,037	114,122,865	484,859,527	362,916,426
End of period	$164,500,009	$174,275,037	$494,178,767	$484,859,527

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,700,002	5,650,002	18,250,002	16,050,002
Shares sold	600,000	10,550,000	1,450,000	21,400,000
Shares redeemed	(1,050,000)	(8,500,000)	(2,100,000)	(19,200,000)
Shares outstanding, end of period	7,250,002	7,700,002	17,600,002	18,250,002

(g)	Inception date is July 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)		FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (g)	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(685,986)	$(1,946,901)	$(262,214)	$(37,856)	$(210,697)	$(399,477)
3,669,482	29,773,581	2,186,551	—	1,407,953	5,784,604
3,554,846	(988,093)	1,168,426	783,865	828,074	740,794
6,538,342	26,838,587	3,092,763	746,009	2,025,330	6,125,921

16,525,917	72,416,725	22,177,004	47,634,421	6,923,507	73,434,829
(49,040,704)	(261,108,531)	(17,749,435)	—	(15,959,108)	(65,442,590)
(32,514,787)	(188,691,806)	4,427,569	47,634,421	(9,035,601)	7,992,239
(25,976,445)	(161,853,219)	7,520,332	48,380,430	(7,010,271)	14,118,160

186,547,120	348,400,339	48,380,430	—	51,944,949	37,826,789
$160,570,675	$186,547,120	$55,900,762	$48,380,430	$44,934,678	$51,944,949

4,950,002	10,325,002	2,400,002	—	1,500,002	1,225,002
425,000	2,000,000	1,100,000	2,400,002	200,000	2,225,000
(1,275,000)	(7,375,000)	(850,000)	—	(450,000)	(1,950,000)
4,100,002	4,950,002	2,650,002	2,400,002	1,250,002	1,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (h)	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(301,633)	$(9,768)	$(131,652)	$(212,878)
Net realized gain (loss)	5,018,229	2,681	771,646	3,059,949
Net change in unrealized appreciation (depreciation)	373,217	196,948	594,208	(144,373)
Net increase (decrease) in net assets resulting from operations	5,089,813	189,861	1,234,202	2,702,698

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,989,254	72,903,702	10,916,548	50,998,466
Cost of shares redeemed	(70,794,163)	(1,003,223)	(8,537,660)	(61,550,209)
Net increase (decrease) in net assets resulting from shareholder transactions	(48,804,909)	71,900,479	2,378,888	(10,551,743)
Total increase (decrease) in net assets	(43,715,096)	72,090,340	3,613,090	(7,849,045)

NET ASSETS:
Beginning of period	72,090,340	—	27,550,932	35,399,977
End of period	$28,375,244	$72,090,340	$31,164,022	$27,550,932

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,600,002	—	825,002	1,175,002
Shares sold	1,100,000	3,650,002	325,000	1,600,000
Shares redeemed	(3,350,000)	(50,000)	(250,000)	(1,950,000)
Shares outstanding, end of period	1,350,002	3,600,002	900,002	825,002

(h)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest International Equity Moderate Buffer ETF - September (YSEP)		FT Vest Nasdaq-100® Buffer ETF - September (QSPT)		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(224,686)	$(282,602)	$(1,496,605)	$(2,084,232)	$(489,158)	$(1,076,145)
4,363,160	3,427,841	41,260,065	28,910,155	11,815,344	9,131,328
(4,100,847)	1,868,894	(22,923,018)	19,117,548	(7,348,127)	6,432,087
37,627	5,014,133	16,840,442	45,943,471	3,978,059	14,487,270

85,411,130	33,373,991	359,273,978	293,463,972	45,040,103	182,087,585
(34,718,484)	(27,913,489)	(292,767,160)	(155,982,996)	(88,380,206)	(143,113,593)
50,692,646	5,460,502	66,506,818	137,480,976	(43,340,103)	38,973,992
50,730,273	10,474,635	83,347,260	183,424,447	(39,362,044)	53,461,262

34,253,525	23,778,890	293,273,209	109,848,762	149,680,732	96,219,470
$84,983,798	$34,253,525	$376,620,469	$293,273,209	$110,318,688	$149,680,732

1,500,002	1,200,002	11,100,002	5,000,002	3,925,002	2,800,002
3,800,000	1,700,000	13,450,000	12,850,000	1,175,000	5,225,000
(1,550,000)	(1,400,000)	(11,000,000)	(6,750,000)	(2,300,000)	(4,100,000)
3,750,002	1,500,002	13,550,002	11,100,002	2,800,002	3,925,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)		FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
	Period Ended 2/28/2025 (i) (Unaudited)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (j)	Period Ended 2/28/2025 (k) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(110,612)	$(240,428)	$(336,369)	$(81,444)
Net realized gain (loss)	625,497	(5,615,969)	10,572,913	96,429
Net change in unrealized appreciation (depreciation)	425,988	7,566,684	(6,190,052)	346,218
Net increase (decrease) in net assets resulting from operations	940,873	1,710,287	4,046,492	361,203

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	42,674,419	70,411,706	77,544,291	47,400,848
Cost of shares redeemed	(9,154,001)	(64,468,002)	(23,417,416)	(1,032,204)
Net increase (decrease) in net assets resulting from shareholder transactions	33,520,418	5,943,704	54,126,875	46,368,644
Total increase (decrease) in net assets	34,461,291	7,653,991	58,173,367	46,729,847

NET ASSETS:
Beginning of period	—	58,173,367	—	—
End of period	$34,461,291	$65,827,358	$58,173,367	$46,729,847

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	1,725,002	—	—
Shares sold	2,150,002	2,075,000	2,425,002	2,350,002
Shares redeemed	(450,000)	(1,900,000)	(700,000)	(50,000)
Shares outstanding, end of period	1,700,002	1,900,002	1,725,002	2,300,002

(i)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(j)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(k)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(l)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)		FT Vest International Equity Moderate Buffer ETF - December (YDEC)		FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (l)	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(84,932)	$(164,535)	$(273,910)	$(619,975)	$(1,829,346)	$(2,685,018)
947,465	1,609,292	(430,122)	7,471,821	52,370,747	42,130,782
(267,923)	564,176	(2,149,824)	1,088,289	(34,939,679)	9,015,441
594,610	2,008,933	(2,853,856)	7,940,135	15,601,722	48,461,205

22,083,892	43,731,553	66,269,475	87,926,334	479,962,527	422,454,789
(37,100,708)	(9,777,645)	(71,142,430)	(89,746,682)	(321,861,020)	(258,966,577)
(15,016,816)	33,953,908	(4,872,955)	(1,820,348)	158,101,507	163,488,212
(14,422,206)	35,962,841	(7,726,811)	6,119,787	173,703,229	211,949,417

35,962,841	—	70,311,374	64,191,587	355,470,601	143,521,184
$21,540,635	$35,962,841	$62,584,563	$70,311,374	$529,173,830	$355,470,601

1,075,002	—	2,850,002	2,950,002	13,500,002	6,300,002
650,000	1,375,002	2,850,000	3,900,000	17,300,000	17,800,000
(1,100,000)	(300,000)	(3,050,000)	(4,000,000)	(11,600,000)	(10,600,000)
625,002	1,075,002	2,650,002	2,850,002	19,200,002	13,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)		FT Vest Laddered International Moderate Buffer ETF (BUFY)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 2/28/2025 (m) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(1,185,615)	$(2,911,096)	$(4,287)
Net realized gain (loss)	27,910,010	52,191,443	—
Net change in unrealized appreciation (depreciation)	(17,598,229)	(14,137,440)	(30,341)
Net increase (decrease) in net assets resulting from operations	9,126,166	35,142,907	(34,628)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	58,396,548	406,283,471	13,781,780
Cost of shares redeemed	(159,225,592)	(471,677,120)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(100,829,044)	(65,393,649)	13,781,780
Total increase (decrease) in net assets	(91,702,878)	(30,250,742)	13,747,152

NET ASSETS:
Beginning of period	325,381,283	355,632,025	—
End of period	$233,678,405	$325,381,283	$13,747,152

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,900,002	10,725,002	—
Shares sold	1,575,000	11,975,000	700,002
Shares redeemed	(4,275,000)	(13,800,000)	—
Shares outstanding, end of period	6,200,002	8,900,002	700,002

(m)	Inception date is September 25, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout the period
FT Vest Nasdaq-100® Conservative Buffer ETF - January (QCJA)

Period Ended 2/28/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.83
Income from investment operations:
Net investment income (loss) (b)	(0.02)
Net realized and unrealized gain (loss)	(0.08)
Total from investment operations	(0.10)
Net asset value, end of period	$19.73
Total return (c)	(0.50)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$39,455
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is January 17, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$32.98	$30.87
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.16)
Net realized and unrealized gain (loss)	1.08	2.27
Total from investment operations	0.94	2.11
Net asset value, end of period	$33.92	$32.98
Total return (c)	2.85%	6.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,469	$56,063
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.81)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is January 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Nasdaq-100® Moderate Buffer ETF - February (QMFE)

Period Ended 2/28/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.99
Income from investment operations:
Net investment income (loss) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	(0.27) (d)
Total from investment operations	(0.27)
Net asset value, end of period	$19.72
Total return (e)	(1.35)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,748
Ratio of total expenses to average net assets	0.90% (f)
Ratio of net investment income (loss) to average net assets	(0.86)% (f)
Portfolio turnover rate (g)	0%

(a)	Inception date is February 21, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$31.88	$29.97
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.13)
Net realized and unrealized gain (loss)	1.20	2.04
Total from investment operations	1.06	1.91
Net asset value, end of period	$32.94	$31.88
Total return (c)	3.32%	6.37%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,939	$25,501
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.80)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - March (YMAR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$24.02	$20.89	$17.97	$21.14	$20.02
Income from investment operations:
Net investment income (loss)	(0.10) (b)	(0.19) (b)	(0.17) (b)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	(0.17)	3.32	3.09	(3.09)	1.16
Total from investment operations	(0.27)	3.13	2.92	(3.17)	1.12
Net asset value, end of period	$23.75	$24.02	$20.89	$17.97	$21.14
Total return (c)	(1.12)%	14.98%	16.25%	(15.00)%	5.59%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$103,324	$99,694	$59,540	$37,730	$12,687
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - March (QMAR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$28.15	$24.44	$20.29	$22.22	$20.04
Income from investment operations:
Net investment income (loss)	(0.13) (b)	(0.23) (b)	(0.19) (b)	(0.07)	(0.06)
Net realized and unrealized gain (loss)	2.09	3.94	4.34	(1.86)	2.24
Total from investment operations	1.96	3.71	4.15	(1.93)	2.18
Net asset value, end of period	$30.11	$28.15	$24.44	$20.29	$22.22
Total return (c)	6.96%	15.18%	20.45%	(8.69)%	10.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$442,625	$416,610	$185,736	$46,657	$18,885
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is March 19, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$35.26	$31.92	$29.64
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.27)	(0.12)
Net realized and unrealized gain (loss)	1.61	3.61	2.40
Total from investment operations	1.46	3.34	2.28
Net asset value, end of period	$36.72	$35.26	$31.92
Total return (c)	4.14%	10.46%	7.69%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$167,061	$182,480	$268,891
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.81)%	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$21.37	$19.90
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.07)
Net realized and unrealized gain (loss)	1.13	1.54
Total from investment operations	1.03	1.47
Net asset value, end of period	$22.40	$21.37
Total return (c)	4.82%	7.39%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,123	$30,981
Ratio of total expenses to average net assets	0.90% (d)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.90)% (d)	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is April 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$31.59	$29.71
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.10)
Net realized and unrealized gain (loss)	1.30	1.98
Total from investment operations	1.17	1.88
Net asset value, end of period	$32.76	$31.59
Total return (c)	3.70%	6.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,223	$14,217
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)	(0.86)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is April 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$20.67	$19.88
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.05)
Net realized and unrealized gain (loss)	1.22	0.84
Total from investment operations	1.12	0.79
Net asset value, end of period	$21.79	$20.67
Total return (c)	5.42%	3.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,402	$55,796
Ratio of total expenses to average net assets	0.90% (d)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.90)% (d)	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is May 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.79	$29.65
Income from investment operations:
Net investment income (loss) (b)	(0.13)	(0.07)
Net realized and unrealized gain (loss)	1.32	1.21
Total from investment operations	1.19	1.14
Net asset value, end of period	$31.98	$30.79
Total return (c)	3.86%	3.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$34,380	$21,553
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.80)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is May 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - June (YJUN)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$22.63	$20.20	$17.44	$20.44	$19.95
Income from investment operations:
Net investment income (loss)	(0.09) (b)	(0.18) (b)	(0.17) (b)	(0.07)	(0.02)
Net realized and unrealized gain (loss)	0.15	2.61	2.93	(2.93)	0.51
Total from investment operations	0.06	2.43	2.76	(3.00)	0.49
Net asset value, end of period	$22.69	$22.63	$20.20	$17.44	$20.44
Total return (c)	0.27%	12.03%	15.83%	(14.68)%	2.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$164,500	$174,275	$114,123	$29,654	$13,285
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.86)% (d)	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - June (QJUN)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$26.57	$22.61	$18.79	$20.96	$19.87
Income from investment operations:
Net investment income (loss)	(0.12) (b)	(0.21) (b)	(0.17) (b)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	1.63	4.17	3.99	(2.12)	1.12
Total from investment operations	1.51	3.96	3.82	(2.17)	1.09
Net asset value, end of period	$28.08	$26.57	$22.61	$18.79	$20.96
Total return (c)	5.68%	17.51%	20.33%	(10.35)%	5.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$494,179	$484,860	$362,916	$92,048	$33,533
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)	(0.86)%	(0.86)%	(0.89)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is June 18, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$37.69	$33.74	$30.31	$30.11	$29.72
Income from investment operations:
Net investment income (loss)	(0.16) (b)	(0.29) (b)	(0.26) (b)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	1.63	4.24	3.69	0.23	0.42
Total from investment operations	1.47	3.95	3.43	0.20	0.39
Net asset value, end of period	$39.16	$37.69	$33.74	$30.31	$30.11
Total return (c)	3.90%	11.71%	11.32%	0.66%	1.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$160,571	$186,547	$348,400	$110,647	$6,023
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is July 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$20.16	$19.96
Income from investment operations:
Net investment income (loss) (b)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	1.02	0.22
Total from investment operations	0.93	0.20
Net asset value, end of period	$21.09	$20.16
Total return (c)	4.61%	1.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$55,901	$48,380
Ratio of total expenses to average net assets	0.90% (d)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.90)% (d)	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is July 19, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$34.63	$30.88	$30.75
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.27)	(0.03)
Net realized and unrealized gain (loss)	1.46	4.02	0.16
Total from investment operations	1.32	3.75	0.13
Net asset value, end of period	$35.95	$34.63	$30.88
Total return (c)	3.81%	12.14%	0.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,935	$51,945	$37,827
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.83)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$20.03	$19.95
Income from investment operations:
Net investment income (loss) (b)	(0.09)	(0.01)
Net realized and unrealized gain (loss)	1.08	0.09
Total from investment operations	0.99	0.08
Net asset value, end of period	$21.02	$20.03
Total return (c)	4.94%	0.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,375	$72,090
Ratio of total expenses to average net assets	0.90% (d)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.90)% (d)	(0.86)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$33.39	$30.13	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.26)	(0.01)
Net realized and unrealized gain (loss)	1.38	3.52	0.46
Total from investment operations	1.24	3.26	0.45
Net asset value, end of period	$34.63	$33.39	$30.13
Total return (c)	3.71%	10.82%	1.52%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,164	$27,551	$35,400
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.84)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - September (YSEP)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$22.84	$19.82	$17.18	$19.96
Income from investment operations:
Net investment income (loss)	(0.09) (b)	(0.18) (b)	(0.16) (b)	(0.16)
Net realized and unrealized gain (loss)	(0.09) (c)	3.20	2.80	(2.62)
Total from investment operations	(0.18)	3.02	2.64	(2.78)
Net asset value, end of period	$22.66	$22.84	$19.82	$17.18
Total return (d)	(0.79)%	15.24%	15.37%	(13.93)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$84,984	$34,254	$23,779	$6,011
Ratio of total expenses to average net assets	0.90% (e)	0.90%	0.90%	0.90% (e)
Ratio of net investment income (loss) to average net assets	(0.86)% (e)	(0.86)%	(0.87)%	(0.90)% (e)
Portfolio turnover rate (f)	0%	0%	0%	0%

(a)	Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - September (QSPT)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$26.42	$21.97	$18.02	$20.19
Income from investment operations:
Net investment income (loss)	(0.12) (b)	(0.21) (b)	(0.17) (b)	(0.16)
Net realized and unrealized gain (loss)	1.49	4.66	4.12	(2.01)
Total from investment operations	1.37	4.45	3.95	(2.17)
Net asset value, end of period	$27.79	$26.42	$21.97	$18.02
Total return (c)	5.19%	20.25%	21.92%	(10.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$376,620	$293,273	$109,849	$24,330
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.86)% (d)	(0.87)%	(0.87)%	(0.89)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is September 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$38.14	$34.36	$30.19
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.30)	(0.26)
Net realized and unrealized gain (loss)	1.42	4.08	4.43
Total from investment operations	1.26	3.78	4.17
Net asset value, end of period	$39.40	$38.14	$34.36
Total return (c)	3.30%	11.00%	13.81%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$110,319	$149,681	$96,219
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.81)%	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is September 21, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)

Period Ended 2/28/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.78
Income from investment operations:
Net investment income (loss) (b)	(0.07)
Net realized and unrealized gain (loss)	0.56
Total from investment operations	0.49
Net asset value, end of period	$20.27
Total return (c)	2.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$34,461
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.91)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$33.72	$30.33
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.23)
Net realized and unrealized gain (loss)	1.07	3.62
Total from investment operations	0.93	3.39
Net asset value, end of period	$34.65	$33.72
Total return (c)	2.76%	11.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,827	$58,173
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)

Period Ended 2/28/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.86
Income from investment operations:
Net investment income (loss) (b)	(0.05)
Net realized and unrealized gain (loss)	0.51
Total from investment operations	0.46
Net asset value, end of period	$20.32
Total return (c)	2.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$46,730
Ratio of total expenses to average net assets	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$33.45	$30.65
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.21)
Net realized and unrealized gain (loss)	1.15	3.01
Total from investment operations	1.01	2.80
Net asset value, end of period	$34.46	$33.45
Total return (c)	3.02%	9.14%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,541	$35,963
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest International Equity Moderate Buffer ETF - December (YDEC)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$24.67	$21.76	$18.63	$21.85	$20.06
Income from investment operations:
Net investment income (loss)	(0.10) (b)	(0.20) (b)	(0.18) (b)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	(0.95)	3.11	3.31	(3.04)	1.88
Total from investment operations	(1.05)	2.91	3.13	(3.22)	1.79
Net asset value, end of period	$23.62	$24.67	$21.76	$18.63	$21.85
Total return (c)	(4.26)%	13.37%	16.80%	(14.74)%	8.92%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$62,585	$70,311	$64,192	$11,177	$12,016
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)	(0.86)%	(0.87)%	(0.90)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Nasdaq-100® Buffer ETF - December (QDEC)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$26.33	$22.78	$19.90	$22.56	$19.84
Income from investment operations:
Net investment income (loss)	(0.12) (b)	(0.21) (b)	(0.17) (b)	(0.20)	(0.13)
Net realized and unrealized gain (loss)	1.35	3.76	3.05	(2.46)	2.85
Total from investment operations	1.23	3.55	2.88	(2.66)	2.72
Net asset value, end of period	$27.56	$26.33	$22.78	$19.90	$22.56
Total return (c)	4.67%	15.58%	14.47%	(11.79)%	13.71%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$529,174	$355,471	$143,521	$71,629	$78,952
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90%	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)	(0.86)%	(0.86)%	(0.90)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%	0%

(a)	Inception date is December 18, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$36.56	$33.16	$28.84	$30.35
Income from investment operations:
Net investment income (loss)	(0.15) (b)	(0.28) (b)	(0.25) (b)	(0.10)
Net realized and unrealized gain (loss)	1.28	3.68	4.57	(1.41)
Total from investment operations	1.13	3.40	4.32	(1.51)
Net asset value, end of period	$37.69	$36.56	$33.16	$28.84
Total return (c)	3.09%	10.25%	14.98%	(4.98)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$233,678	$325,381	$355,632	$77,855
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.82)%	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%	0%	0%

(a)	Inception date is December 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Laddered International Moderate Buffer ETF (BUFY)

Period Ended 2/28/2025 (a) (Unaudited)

Net asset value, beginning of period	$19.94
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	(0.29)
Total from investment operations	(0.30)
Net asset value, end of period	$19.64
Total return (c)	(1.50)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,747
Ratio of total expenses to average net assets (d)	0.20% (e)
Ratio of net expenses to average net assets (d)	0.10% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)% (e)
Portfolio turnover rate (f)	0%

(a)	Inception date is September 25, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twenty-nine funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest Nasdaq-100® Conservative Buffer ETF - January – (ticker “QCJA”)(1)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January – (ticker “XJAN”)
FT Vest Nasdaq-100® Moderate Buffer ETF - February – (ticker “QMFE”)(2)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February – (ticker “XFEB”)
FT Vest International Equity Moderate Buffer ETF - March – (ticker “YMAR”)
FT Vest Nasdaq-100® Buffer ETF - March – (ticker “QMAR”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March – (ticker “XMAR”)
FT Vest Nasdaq-100® Conservative Buffer ETF - April – (ticker “QCAP”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April – (ticker “XAPR”)
FT Vest Nasdaq-100® Moderate Buffer ETF - May – (ticker “QMMY”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May – (ticker “XMAY”)
FT Vest International Equity Moderate Buffer ETF - June – (ticker “YJUN”)
FT Vest Nasdaq-100® Buffer ETF - June – (ticker “QJUN”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June – (ticker “XJUN”)
FT Vest Nasdaq-100® Conservative Buffer ETF - July – (ticker “QCJL”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July – (ticker “XJUL”)
FT Vest Nasdaq-100® Moderate Buffer ETF - August – (ticker “QMAG”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August – (ticker “XAUG”)
FT Vest International Equity Moderate Buffer ETF - September – (ticker “YSEP”)
FT Vest Nasdaq-100® Buffer ETF - September – (ticker “QSPT”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September – (ticker “XSEP”)
FT Vest Nasdaq-100® Conservative Buffer ETF - October – (ticker “QCOC”)(3)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October – (ticker “XOCT”)
FT Vest Nasdaq-100® Moderate Buffer ETF - November – (ticker “QMNV”)(4)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November – (ticker “XNOV”)
FT Vest International Equity Moderate Buffer ETF - December – (ticker “YDEC”)
FT Vest Nasdaq-100® Buffer ETF - December – (ticker “QDEC”)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December – (ticker “XDEC”)
FT Vest Laddered International Moderate Buffer ETF – (ticker “BUFY”)(5)

(1)	Commenced investment operations on January 17, 2025.
(2)	Commenced investment operations on February 21, 2025.
(3)	Commenced investment operations on October 18, 2024.
(4)	Commenced investment operations on November 15, 2024.
(5)	Commenced investment operations on September 25, 2024.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of QCJA is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco QQQ TrustSM, Series 1 (the “Underlying Invesco ETF”), up to a predetermined upside cap of 12.53% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period (an “Outcome Period”) from January 21, 2025 through January 16, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The investment objective of XJAN is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap of 9.74% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from January 21, 2025 through January 16, 2026. Prior to January 21, 2025, the Fund’s investment objective included an upside cap of 10.44% and an Outcome Period of January 22, 2024 through January 17, 2025.
The investment objective of QMFE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.52% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from February 24, 2025 through February 20, 2026.
The investment objective of XFEB is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 9.80% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 11.02% and an Outcome Period of February 20, 2024 through February 21, 2025.
The investment objective of YMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI EAFE ETF (the “Underlying MSCI ETF”), up to a predetermined upside cap of 15.81% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from March 18, 2024 through March 21, 2025.
The investment objective of QMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 20.90% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from March 18, 2024 through March 21, 2025.
The investment objective of XMAR is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.56% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from March 18, 2024 through March 21, 2025.
The investment objective of QCAP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 15.21% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period from April 22, 2024 through April 17, 2025.
The investment objective of XAPR is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.02% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from April 22, 2024 through April 17, 2025.
The investment objective of QMMY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 15.93% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from May 20, 2024 through May 16, 2025.
The investment objective of XMAY is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.78% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from May 20, 2024 through May 16, 2025.
The investment objective of YJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 16.41% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from June 24, 2024 through June 20, 2025.
The investment objective of QJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 19.30% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from June 24, 2024 through June 20, 2025.
The investment objective of XJUN is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.70% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from June 24, 2024 through June 20, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The investment objective of QCJL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.01% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period from July 22, 2024 through July 18, 2025.
The investment objective of XJUL is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.72% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from July 22, 2024 through July 18, 2025.
The investment objective of QMAG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.70% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from August 19, 2024 through August 15, 2025.
The investment objective of XAUG is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 9.94% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from August 19, 2024 through August 15, 2025.
The investment objective of YSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 13.47% while providing a buffer (before fees and expenses) against the first 15% of Underlying MSCI ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 20.61% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from September 18, 2023 through September 20, 2024.
The investment objective of QSPT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 17.34% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 21.00% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of XSEP is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 9.42% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 11.80% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of QCOC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 12.50% while providing a buffer (before fees and expenses) against the first 20% of Underlying Invesco ETF losses, over the period from October 21, 2024 through October 17, 2025.
The investment objective of XOCT is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 9.68% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from October 21, 2024 through October 17, 2025. Prior to October 21, 2024, the Fund’s investment objective included an upside cap of 12.80% and an Outcome Period of October 23, 2023 through October 18, 2024.
The investment objective of QMNV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 15.09% while providing a buffer (before fees and expenses) against the first 15% of Underlying Invesco ETF losses, over the period from November 18, 2024 through November 21, 2025.
The investment objective of XNOV is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.08% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 11.30% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of YDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying MSCI ETF, up to a predetermined upside cap of 16.82% while providing a buffer (before fees and expenses) against

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
the first 15% of Underlying MSCI ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 18.40% and an Outcome Period of December 18, 2023 through December 20, 2024.
The investment objective of QDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 18.18% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 18.98% and an Outcome Period of December 18, 2023 through December 20, 2024.
The investment objective of XDEC is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the Underlying SPDR ETF, up to a predetermined upside cap of 10.16% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 10.76% and an Outcome Period of December 18, 2023 through December 20, 2024.
Under normal market conditions, each Fund, except BUFY, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of a specified reference ETF, either the SPDR® S&P 500® ETF Trust, the Invesco QQQ TrustSM, Series 1, or the iShares MSCI EAFE ETF (the “Underlying ETF”).
The investment objective of BUFY is to seek to provide investors with capital appreciation. BUFY seeks to achieve its investment objective by providing investors with international developed market equity exposure while attempting to limit downside risk through a laddered portfolio of FT Vest International Equity Moderate Buffer ETFs (the “Underlying International Laddered ETFs”). Under normal market conditions, BUFY will invest substantially all of its assets in Underlying International Laddered ETFs. Unlike the Underlying International Laddered ETFs, BUFY itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying International Laddered ETFs and BUFY itself does not provide any stated buffer against losses. In order to understand BUFY’s strategy and risks, it is important to understand the strategies and risks of the Underlying International Laddered ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFY, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2025 are FLEX Options.
D. Affiliated Transactions
BUFY invests in securities of affiliated funds. BUFY’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFY at February 28, 2025, and for the period then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 9/25/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest International Equity Moderate Buffer ETF - March	145,040	$—	$3,447,705	$—	$(3,063)	$—	$3,444,642	$—
FT Vest International Equity Moderate Buffer ETF - June	152,964	—	3,445,646	—	23,547	—	3,469,193	—
FT Vest International Equity Moderate Buffer ETF - September	153,832	—	3,460,455	—	23,024	—	3,483,479	—
FT Vest International Equity Moderate Buffer ETF - December	141,750	—	3,422,608	—	(73,849)	—	3,348,759	—
		$—	$13,776,414	$—	$(30,341)	$—	$13,746,073	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of BUFY which is declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2024 or 2023.
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	31-Jan-24	$—	$—	$(152,246)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	29-Feb-24	—	—	122,816
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-24	(131,811)	(6,744,844)	547,974
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-24	(484,345)	(26,547,934)	4,377,568
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-24	(392,931)	(62,807,563)	2,228,882
FT Vest Nasdaq-100® Conservative Buffer ETF - April	30-Apr-24	—	—	37,582
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	30-Apr-24	—	—	(35,539)
FT Vest Nasdaq-100® Moderate Buffer ETF - May	31-May-24	—	—	173,009
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	31-May-24	—	—	(21,296)
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-24	(699,761)	(14,628,364)	1,171,681
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-24	(1,476,401)	(44,086,927)	1,236,046
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-24	(855,470)	(21,795,675)	282,185
FT Vest Nasdaq-100® Conservative Buffer ETF - July	31-Jul-24	—	—	237,706
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-24	(220,195)	(10,387,933)	195,052
FT Vest Nasdaq-100® Moderate Buffer ETF - August	31-Aug-24	—	—	196,948
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-24	(85,805)	(2,931,948)	180,975
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-23	(184,134)	(3,823,427)	(812,856)
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-23	(614,597)	(13,227,682)	(2,547,448)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-23	(925,866)	(11,768,953)	(1,251,015)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	31-Oct-23	—	—	61,054
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	30-Nov-23	—	—	31,156
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-23	—	(3,295,712)	524,780
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-23	—	(27,814,522)	2,012,732
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-23	—	(57,944,919)	2,013,308
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For YMAR, QMAR, YJUN, QJUN, and XJUN, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For YSEP, QSPT, YDEC, QDEC, and XDEC, the taxable years ended 2021, 2022, and 2023 remain open to federal and state audit. For XMAR, XJUL, and XAUG, the taxable years ended 2023 and 2024 remain open to federal and state audit. For XSEP, XOCT, and XNOV, the taxable year ended 2023 remains open to federal and state audit. For XJAN, XFEB, QCAP, XAPR, QMMY, XMAY, QCJL, and QMAG, the taxable year ended 2024 remains open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	31-Jan-24	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	29-Feb-24	—
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-24	6,744,844
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-24	26,547,934
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-24	62,807,563
FT Vest Nasdaq-100® Conservative Buffer ETF - April	30-Apr-24	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	30-Apr-24	—
FT Vest Nasdaq-100® Moderate Buffer ETF - May	31-May-24	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	31-May-24	—
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-24	14,628,364
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-24	44,086,927
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-24	21,795,675
FT Vest Nasdaq-100® Conservative Buffer ETF - July	31-Jul-24	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-24	10,387,933
FT Vest Nasdaq-100® Moderate Buffer ETF - August	31-Aug-24	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-24	2,931,948
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-23	3,823,427
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-23	13,227,682
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-23	11,768,953
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	31-Oct-23	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	30-Nov-23	—
FT Vest International Equity Moderate Buffer ETF - December	31-Dec-23	3,295,712
FT Vest Nasdaq-100® Buffer ETF - December	31-Dec-23	27,814,522
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	31-Dec-23	57,944,919

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest International Equity Moderate Buffer ETF - March	31-Mar-24	$131,811	$—
FT Vest Nasdaq-100® Buffer ETF - March	31-Mar-24	484,345	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	31-Mar-24	392,931	—
FT Vest International Equity Moderate Buffer ETF - June	30-Jun-24	699,761	—
FT Vest Nasdaq-100® Buffer ETF - June	30-Jun-24	1,476,401	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	30-Jun-24	855,470	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	31-Jul-24	220,195	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	31-Aug-24	85,805	—
FT Vest International Equity Moderate Buffer ETF - September	30-Sep-23	184,134	—
FT Vest Nasdaq-100® Buffer ETF - September	30-Sep-23	614,597	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	30-Sep-23	925,866	—

As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$39,779,590	$995,890	$(1,298,319)	$(302,429)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	36,453,149	767,656	(731,415)	36,241
FT Vest Nasdaq-100® Moderate Buffer ETF - February	17,658,999	114,678	(35,996)	78,682
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	33,016,566	158,331	(218,038)	(59,707)
FT Vest International Equity Moderate Buffer ETF - March	100,523,262	7,910,548	(5,042,160)	2,868,388
FT Vest Nasdaq-100® Buffer ETF - March	389,484,125	75,879,521	(22,434,099)	53,445,422
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	155,793,720	34,594,148	(23,198,262)	11,395,886
FT Vest Nasdaq-100® Conservative Buffer ETF - April	27,334,838	3,928,458	(2,118,619)	1,809,839
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	42,340,066	4,603,519	(2,691,772)	1,911,747
FT Vest Nasdaq-100® Moderate Buffer ETF - May	39,725,565	3,264,777	(1,558,399)	1,706,378
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	34,636,771	1,301,288	(1,534,816)	(233,528)
FT Vest International Equity Moderate Buffer ETF - June	159,212,906	12,153,140	(6,772,843)	5,380,297
FT Vest Nasdaq-100® Buffer ETF - June	466,956,999	43,551,648	(16,009,861)	27,541,787
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	152,702,215	18,634,104	(10,661,682)	7,972,422
FT Vest Nasdaq-100® Conservative Buffer ETF - July	53,984,534	4,393,825	(2,441,534)	1,952,291
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	43,128,533	4,936,179	(3,100,028)	1,836,151
FT Vest Nasdaq-100® Moderate Buffer ETF - August	27,825,436	1,741,736	(1,171,571)	570,165
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	30,408,497	2,694,262	(1,919,079)	775,183
FT Vest International Equity Moderate Buffer ETF - September	84,242,816	1,880,123	(1,195,692)	684,431

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Nasdaq-100® Buffer ETF - September	$361,450,172	$26,376,674	$(10,962,993)	$15,413,681
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	107,580,993	7,302,258	(4,495,811)	2,806,447
FT Vest Nasdaq-100® Conservative Buffer ETF - October	34,062,525	970,016	(544,028)	425,988
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	64,492,139	2,504,655	(1,128,023)	1,376,632
FT Vest Nasdaq-100® Moderate Buffer ETF - November	46,414,178	690,036	(343,818)	346,218
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	21,257,800	507,767	(211,514)	296,253
FT Vest International Equity Moderate Buffer ETF - December	59,633,316	5,181,165	(2,192,668)	2,988,497
FT Vest Nasdaq-100® Buffer ETF - December	533,903,361	8,537,730	(12,860,732)	(4,323,002)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	231,350,557	5,770,908	(3,298,431)	2,472,477
FT Vest Laddered International Moderate Buffer ETF	13,778,388	46,571	(76,912)	(30,341)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFY incurs pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents BUFY’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of XJAN, XFEB, XMAR, XAPR, XMAY, XJUN, XJUL, XAUG, XSEP, XOCT, XNOV, XDEC, and BUFY, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
For XJAN, XFEB, XMAR, XAPR, XMAY, XJUN, XJUL, XAUG, XSEP, XOCT, XNOV and XDEC, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For BUFY, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
For BUFY, the Advisor has agreed to waive management fees of 0.10% of average daily net assets until December 31, 2025. During any period in which such waiver is in effect, the Fund will not be eligible for any breakpoint discounts. During the period ended February 28, 2025, the Advisor waived fees of $4,292.
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of the expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended February 28, 2025, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFY, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the period ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$13,723,111	$—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	32,068,759	81,510,127
FT Vest Nasdaq-100® Moderate Buffer ETF - February	7,714,912	—
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	5,792,878	51,691,471
FT Vest International Equity Moderate Buffer ETF - March	—	10,556,688
FT Vest Nasdaq-100® Buffer ETF - March	2,954,715	18,973,581
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	—	41,231,883
FT Vest Nasdaq-100® Conservative Buffer ETF - April	—	5,533,519
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	—	—
FT Vest Nasdaq-100® Moderate Buffer ETF - May	—	20,215,694
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	—	9,456,604
FT Vest International Equity Moderate Buffer ETF - June	—	23,191,802
FT Vest Nasdaq-100® Buffer ETF - June	—	42,566,736
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	—	49,039,919
FT Vest Nasdaq-100® Conservative Buffer ETF - July	—	17,622,659
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	—	14,526,285
FT Vest Nasdaq-100® Moderate Buffer ETF - August	—	70,279,783
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	—	8,507,741
FT Vest International Equity Moderate Buffer ETF - September	5,562,063	33,430,500
FT Vest Nasdaq-100® Buffer ETF - September	1,428,350	283,155,005
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	—	78,676,081
FT Vest Nasdaq-100® Conservative Buffer ETF - October	—	9,073,008
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	—	63,600,878
FT Vest Nasdaq-100® Moderate Buffer ETF - November	5,982,874	1,023,195
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	826,364	36,129,576
FT Vest International Equity Moderate Buffer ETF - December	—	69,762,738
FT Vest Nasdaq-100® Buffer ETF - December	32,061,425	312,840,211
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	11,120,976	148,502,345
FT Vest Laddered International Moderate Buffer ETF	13,776,414	—
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 28, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
QCJA
Options contracts	Equity Risk	Options contracts purchased, at value	$40,920,444	Options contracts written, at value	$1,863,824

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
XJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$39,911,771	Options contracts written, at value	$3,829,964
QMFE
Options contracts	Equity Risk	Options contracts purchased, at value	18,525,114	Options contracts written, at value	974,700
XFEB
Options contracts	Equity Risk	Options contracts purchased, at value	36,346,445	Options contracts written, at value	3,762,613
YMAR
Options contracts	Equity Risk	Options contracts purchased, at value	103,056,449	Options contracts written, at value	67,686
QMAR
Options contracts	Equity Risk	Options contracts purchased, at value	445,343,953	Options contracts written, at value	3,629,486
XMAR
Options contracts	Equity Risk	Options contracts purchased, at value	199,729,827	Options contracts written, at value	33,057,585
QCAP
Options contracts	Equity Risk	Options contracts purchased, at value	31,492,725	Options contracts written, at value	2,439,054
XAPR
Options contracts	Equity Risk	Options contracts purchased, at value	55,914,195	Options contracts written, at value	11,816,369
QMMY
Options contracts	Equity Risk	Options contracts purchased, at value	42,481,975	Options contracts written, at value	1,211,690
XMAY
Options contracts	Equity Risk	Options contracts purchased, at value	39,937,481	Options contracts written, at value	5,691,989
YJUN
Options contracts	Equity Risk	Options contracts purchased, at value	164,624,400	Options contracts written, at value	1,036,524
QJUN
Options contracts	Equity Risk	Options contracts purchased, at value	499,184,614	Options contracts written, at value	7,389,885
XJUN
Options contracts	Equity Risk	Options contracts purchased, at value	181,257,885	Options contracts written, at value	21,468,221
QCJL
Options contracts	Equity Risk	Options contracts purchased, at value	57,369,752	Options contracts written, at value	1,742,134
XJUL
Options contracts	Equity Risk	Options contracts purchased, at value	50,721,168	Options contracts written, at value	6,034,958

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
QMAG
Options contracts	Equity Risk	Options contracts purchased, at value	$29,325,807	Options contracts written, at value	$1,111,371
XAUG
Options contracts	Equity Risk	Options contracts purchased, at value	35,329,042	Options contracts written, at value	4,381,571
YSEP
Options contracts	Equity Risk	Options contracts purchased, at value	85,579,288	Options contracts written, at value	1,268,376
QSPT
Options contracts	Equity Risk	Options contracts purchased, at value	388,868,549	Options contracts written, at value	14,854,603
XSEP
Options contracts	Equity Risk	Options contracts purchased, at value	123,062,579	Options contracts written, at value	13,524,106
QCOC
Options contracts	Equity Risk	Options contracts purchased, at value	35,737,087	Options contracts written, at value	1,533,495
XOCT
Options contracts	Equity Risk	Options contracts purchased, at value	71,704,888	Options contracts written, at value	6,369,020
QMNV
Options contracts	Equity Risk	Options contracts purchased, at value	48,566,441	Options contracts written, at value	2,226,354
XNOV
Options contracts	Equity Risk	Options contracts purchased, at value	23,626,829	Options contracts written, at value	2,299,227
YDEC
Options contracts	Equity Risk	Options contracts purchased, at value	64,009,503	Options contracts written, at value	2,043,818
QDEC
Options contracts	Equity Risk	Options contracts purchased, at value	550,650,500	Options contracts written, at value	26,588,500
XDEC
Options contracts	Equity Risk	Options contracts purchased, at value	255,871,597	Options contracts written, at value	24,453,834

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended February 28, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	QCJA	XJAN	QMFE	XFEB	YMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$—	$17,993,150	$—	$6,230,642	$473,238
Written options contracts	—	(14,467,239)	—	(4,090,652)	155,678
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(766,312)	(11,268,454)	49,381	(3,201,139)	(2,816,837)
Written options contracts	463,883	9,694,947	29,301	2,468,772	1,692,479

Statements of Operations Location	QMAR	XMAR	QCAP	XAPR	QMMY
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$3,187,674	$10,180,626	$992,253	$—	$1,589,546
Written options contracts	393,190	(4,247,091)	(51,047)	—	82,478
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	16,470,299	1,690,725	939,123	1,645,296	681,137
Written options contracts	10,530,004	(100,683)	(180,117)	(307,216)	543,783

Statements of Operations Location	XMAY	YJUN	QJUN	XJUN	QCJL
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,486,218	$1,016,676	$3,836,949	$5,187,655	$1,949,529
Written options contracts	101,182	143,253	1,568,088	(1,518,173)	237,022
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(698,516)	(4,861,923)	14,025,319	4,834,510	934,662
Written options contracts	206,683	4,594,930	10,700,083	(1,279,664)	233,764

Statements of Operations Location	XJUL	QMAG	XAUG	YSEP	QSPT
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,898,452	$5,892,860	$951,966	$3,548,894	$48,838,574
Written options contracts	(490,499)	(874,631)	(180,320)	814,266	(7,578,509)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	1,475,823	381,195	1,184,835	(4,000,808)	(36,761,384)
Written options contracts	(647,749)	(7,978)	(590,627)	(100,039)	13,838,366

Statements of Operations Location	XSEP	QCOC	XOCT	QMNV	XNOV
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$52,586,584	$588,800	$15,056,316	$61,360	$8,461,344
Written options contracts	(40,771,240)	36,697	(20,672,285)	35,069	(7,513,879)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(43,300,210)	(3,738)	(10,744,035)	(343,818)	(6,786,110)
Written options contracts	35,952,083	429,726	18,310,719	690,036	6,518,187

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Statements of Operations Location	YDEC	QDEC	XDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$(1,636,840)	$53,963,419	$119,019,454
Written options contracts	1,206,718	(1,592,672)	(91,109,444)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(1,620,904)	(43,323,613)	(86,465,178)
Written options contracts	(528,920)	8,383,934	68,866,949
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended February 28, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
QCJA	$41,686,756	$—	$2,327,707	$—
XJAN	116,836,511	136,580,373	20,602,209	22,241,450
QMFE	18,475,733	—	1,004,001	—
XFEB	95,403,464	86,680,669	16,448,564	15,696,782
YMAR	16,335,247	11,351,804	102,744	279,889
QMAR	33,512,527	33,240,842	1,173,665	1,821,694
XMAR	32,849,196	49,475,802	6,654,633	7,034,202
QCAP	2,300,693	5,141,387	175,551	549,074
XAPR	36,700,707	—	8,055,783	—
QMMY	3,449,804	19,606,615	212,575	1,062,944
XMAY	25,729,672	9,783,516	4,498,821	1,914,313
YJUN	13,523,923	22,666,283	219,411	634,411
QJUN	36,006,729	51,096,760	1,236,235	3,177,859
XJUN	19,795,672	51,652,855	3,031,427	6,282,655
QCJL	22,978,726	16,621,933	994,573	1,185,824
XJUL	7,762,475	16,514,235	886,836	2,042,175
QMAG	23,073,016	69,408,072	1,300,220	4,146,519
XAUG	12,292,313	8,994,623	1,484,098	1,258,530
YSEP	120,334,839	64,944,968	1,980,413	869,291
QSPT	693,222,145	580,686,202	39,017,494	30,744,339
XSEP	208,915,986	249,321,329	27,768,161	35,739,515
QCOC	44,826,462	9,085,637	2,601,346	638,125
XOCT	129,198,447	134,025,709	27,159,356	31,751,682
QMNV	49,935,540	1,025,281	3,014,905	98,515
XNOV	46,045,663	65,110,590	9,830,262	14,662,606
YDEC	123,830,046	128,894,746	2,188,910	1,419,891
QDEC	913,784,276	691,342,197	66,636,882	49,274,472
XDEC	367,290,236	449,442,171	49,474,141	56,744,378
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025 for XJAN, XFEB, YMAR, QMAR, XMAR, XAPR, XMAY, YJUN, QJUN, XJUN, XJUL, XAUG, YSEP, QSPT, XSEP, XOCT, YDEC, QDEC, XDEC and XNOV, April 8, 2026 for QCJA, QCAP, QCJL and QCOC, May 6, 2026 for QMFE, QMMY, QMAG and QMNV, and September 23, 2026 for BUFY.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of March 24, 2025, the investment objective of YMAR changed to include an upside cap of 15.40% and an Outcome Period of March 24, 2025 through March 20, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
As of March 24, 2025, the investment objective of QMAR changed to include an upside cap of 18.22% and an Outcome Period of March 24, 2025 through March 20, 2026.
As of March 24, 2025, the investment objective of XMAR changed to include an upside cap of 10.48% and an Outcome Period of March 24, 2025 through March 20, 2026.
As of April 21, 2025, the investment objective of QCAP changed to include an upside cap of 14.77% and an Outcome Period of April 21, 2025 through April 17, 2026.
As of April 21, 2025, the investment objective of XAPR changed to include an upside cap of 12.58% and an Outcome Period of April 21, 2025 through April 17, 2026.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the period ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Nasdaq-100® Conservative Buffer ETF – January (QCJA)
FT Vest Nasdaq-100® Conservative Buffer ETF – April (QCAP)
FT Vest Nasdaq-100® Conservative Buffer ETF – July (QCJL)
FT Vest Nasdaq-100® Conservative Buffer ETF – October (QCOC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on March 11, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the March 11, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.90% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest Nasdaq-100® Buffer ETF product line in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.90% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Nasdaq-100® Moderate Buffer ETF – February (QMFE)
FT Vest Nasdaq-100® Moderate Buffer ETF – May (QMMY)
FT Vest Nasdaq-100® Moderate Buffer ETF – August (QMAG)
FT Vest Nasdaq-100® Moderate Buffer ETF – November (QMNV)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on March 11, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the March 11, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.90% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest Nasdaq-100® Buffer ETF and FT Vest U.S. Small Cap Moderate Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.90% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest Laddered International Moderate Buffer ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on June 3, 2024. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 3, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Fund would invest substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.20% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board noted that, because the Fund will invest in underlying ETFs in the First Trust Fund Complex, it will incur acquired fund fees and expenses, which are not payable out of the unitary fee. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio (excluding the estimated acquired fund fees and expenses) for the Fund was below the median total (net) expense ratio (excluding acquired fund fees and expenses) of the peer funds in the Expense Group. The Board also noted that the total (net) expense ratio (including the estimated acquired fund fees and expenses) for the Fund was above the median total (net) expense ratio (including acquired fund fees and expenses) of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be most comparable to three other ETFs in the First Trust Fund Complex that invest in underlying ETFs in the First Trust Fund Complex, each of which also has a unitary fee rate schedule starting at an annual rate of 0.20% of its average daily net assets, is managed by the Advisor and the Sub-Advisor and invests substantially all of its assets in multiple defined-outcome ETFs in the First Trust Fund Complex sub-advised by the Sub-Advisor. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor will be responsible for trade execution for the Fund and will not utilize soft dollars in connection with the Fund. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statement that it does not foresee any indirect benefits from its relationship with the Fund. In addition, the Board considered that the Advisor and the Sub-Advisor, as the investment advisor and the investment sub-advisor, respectively, to the underlying ETFs in which the Fund would invest, will recognize additional revenue from such underlying ETFs if the Fund’s investment causes their assets to grow. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc., or SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco QQQ TrustSM or SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.
The Funds are not sponsored, endorsed, sold or promoted by iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. iShares MSCI EAFE ETF, BFA, MSCI Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

FT Vest Laddered Buffer ETF (BUFR)
FT Vest Laddered Deep Buffer ETF (BUFD)
FT Vest Laddered Nasdaq Buffer ETF (BUFQ)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest Laddered Buffer ETF (BUFR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
11,744,193	FT Vest U.S. Equity Buffer ETF - January (b)	$540,232,878
10,666,635	FT Vest U.S. Equity Buffer ETF - February (b)	541,011,727
12,297,203	FT Vest U.S. Equity Buffer ETF - March (b)	540,953,960
12,892,565	FT Vest U.S. Equity Buffer ETF - April (b)	540,649,713
11,227,105	FT Vest U.S. Equity Buffer ETF - May (b)	540,041,714
10,367,952	FT Vest U.S. Equity Buffer ETF - June (b)	540,066,620
10,887,922	FT Vest U.S. Equity Buffer ETF - July (b)	539,387,656
11,453,076	FT Vest U.S. Equity Buffer ETF - August (b)	539,783,472
11,675,707	FT Vest U.S. Equity Buffer ETF - September (b)	539,417,663
12,516,439	FT Vest U.S. Equity Buffer ETF - October (b)	540,084,343
11,157,591	FT Vest U.S. Equity Buffer ETF - November (b)	540,138,980
11,980,814	FT Vest U.S. Equity Buffer ETF - December (b)	539,735,671
	Total Exchange-Traded Funds	6,481,504,397
	(Cost $5,646,461,127)
MONEY MARKET FUNDS — 0.1%
6,442,722	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (c)	6,442,722
	(Cost $6,442,722)

	Total Investments — 100.0%	6,487,947,119
	(Cost $5,652,903,849)
	Net Other Assets and Liabilities — (0.0)%	(491,275)
	Net Assets — 100.0%	$6,487,455,844

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 6,481,504,397	$ 6,481,504,397	$ —	$ —
Money Market Funds	6,442,722	6,442,722	—	—
Total Investments	$6,487,947,119	$6,487,947,119	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Deep Buffer ETF (BUFD)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
2,577,917	FT Vest U.S. Equity Deep Buffer ETF - January (b)	$100,951,230
2,327,101	FT Vest U.S. Equity Deep Buffer ETF - February (b)	100,926,370
2,605,076	FT Vest U.S. Equity Deep Buffer ETF - March (b)	101,242,632
2,682,985	FT Vest U.S. Equity Deep Buffer ETF - April (b)	101,255,854
2,445,036	FT Vest U.S. Equity Deep Buffer ETF - May (b)	100,833,285
2,301,160	FT Vest U.S. Equity Deep Buffer ETF - June (b)	100,789,427
2,377,256	FT Vest U.S. Equity Deep Buffer ETF - July (b)	100,985,835
2,516,809	FT Vest U.S. Equity Deep Buffer ETF - August (b)	100,957,011
2,465,074	FT Vest U.S. Equity Deep Buffer ETF - September (b)	101,039,686
2,543,010	FT Vest U.S. Equity Deep Buffer ETF - October (b)	101,017,003
2,330,257	FT Vest U.S. Equity Deep Buffer ETF - November (b)	100,948,597
2,492,981	FT Vest U.S. Equity Deep Buffer ETF - December (b)	100,915,871
	Total Exchange-Traded Funds	1,211,862,801
	(Cost $1,060,131,770)
MONEY MARKET FUNDS — 0.1%
1,235,117	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (c)	1,235,117
	(Cost $1,235,117)

	Total Investments — 100.0%	1,213,097,918
	(Cost $1,061,366,887)
	Net Other Assets and Liabilities — (0.0)%	(90,135)
	Net Assets — 100.0%	$1,213,007,783

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange- Traded Funds*	$ 1,211,862,801	$ 1,211,862,801	$ —	$ —
Money Market Funds	1,235,117	1,235,117	—	—
Total Investments	$1,213,097,918	$1,213,097,918	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
7,784,134	FT Vest Nasdaq-100® Buffer ETF - March (b)	$233,991,068
8,213,884	FT Vest Nasdaq-100® Buffer ETF - June (b)	230,317,307
8,371,833	FT Vest Nasdaq-100® Buffer ETF - September (b)	232,234,648
8,364,014	FT Vest Nasdaq-100® Buffer ETF - December (b)	230,177,665
	Total Exchange-Traded Funds	926,720,688
	(Cost $832,456,999)
MONEY MARKET FUNDS — 0.0%
84,324	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (c)	84,324
	(Cost $84,324)

	Total Investments — 100.0%	926,805,012
	(Cost $832,541,323)
	Net Other Assets and Liabilities — (0.0)%	(70,979)
	Net Assets — 100.0%	$926,734,033

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 926,720,688	$ 926,720,688	$ —	$ —
Money Market Funds	84,324	84,324	—	—
Total Investments	$926,805,012	$926,805,012	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	FT Vest Laddered Buffer ETF (BUFR)	FT Vest Laddered Deep Buffer ETF (BUFD)	FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
ASSETS:
Investments, at value - Affiliated	$6,481,504,397	$1,211,862,801	$926,720,688
Investments, at value - Unaffiliated	6,442,722	1,235,117	84,324
Total investments, at value	6,487,947,119	1,213,097,918	926,805,012
Receivables:
Investment securities sold	1,539,220	—	—
Dividends	3,011	449	196
Total Assets	6,489,489,350	1,213,098,367	926,805,208

LIABILITIES:
Payables:
Capital shares redeemed	1,540,590	—	—
Investment advisory fees	492,916	90,584	71,175
Total Liabilities	2,033,506	90,584	71,175
NET ASSETS	$6,487,455,844	$1,213,007,783	$926,734,033

NET ASSETS consist of:
Paid-in capital	$5,624,069,479	$1,052,813,235	$820,544,822
Par value	2,105,500	471,000	294,500
Accumulated distributable earnings (loss)	861,280,865	159,723,548	105,894,711
NET ASSETS	$6,487,455,844	$1,213,007,783	$926,734,033
NET ASSET VALUE, per share	$30.81	$25.75	$31.47
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	210,550,002	47,100,002	29,450,002
Investments, at cost - Affiliated	$5,646,461,127	$1,060,131,770	$832,456,999
Investments, at cost - Unaffiliated	$6,442,722	$1,235,117	$84,324
Total investments, at cost	$5,652,903,849	$1,061,366,887	$832,541,323
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

	FT Vest Laddered Buffer ETF (BUFR)	FT Vest Laddered Deep Buffer ETF (BUFD)	FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
INVESTMENT INCOME:
Dividends - Unaffiliated	$23,361	$3,583	$1,687
Total investment income	23,361	3,583	1,687

EXPENSES:
Investment advisory fees	5,760,680	1,066,464	813,082
Total expenses	5,760,680	1,066,464	813,082
Less fees waived by the investment advisor	(2,880,340)	(533,232)	(406,541)
Net expenses	2,880,340	533,232	406,541
NET INVESTMENT INCOME (LOSS)	(2,856,979)	(529,649)	(404,854)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	(170,900)	(23,958)	(5,864)
In-kind redemptions - Affiliated	34,858,002	9,864,498	12,739,110
Net realized gain (loss)	34,687,102	9,840,540	12,733,246
Net change in unrealized appreciation (depreciation) on affiliated investments	196,805,255	29,763,191	27,748,803
NET REALIZED AND UNREALIZED GAIN (LOSS)	231,492,357	39,603,731	40,482,049
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$228,635,378	$39,074,082	$40,077,195
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest Laddered Buffer ETF (BUFR)		FT Vest Laddered Deep Buffer ETF (BUFD)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(2,856,979)	$(6,327,156)	$(529,649)	$(1,503,826)
Net realized gain (loss)	34,687,102	45,468,268	9,840,540	11,871,295
Net change in unrealized appreciation (depreciation)	196,805,255	526,399,839	29,763,191	97,826,952
Net increase (decrease) in net assets resulting from operations	228,635,378	565,540,951	39,074,082	108,194,421

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,305,301,741	2,918,263,865	246,396,435	359,919,209
Cost of shares redeemed	(139,662,057)	(250,382,986)	(50,790,906)	(103,276,819)
Net increase (decrease) in net assets resulting from shareholder transactions	1,165,639,684	2,667,880,879	195,605,529	256,642,390
Total increase (decrease) in net assets	1,394,275,062	3,233,421,830	234,679,611	364,836,811

NET ASSETS:
Beginning of period	5,093,180,782	1,859,758,952	978,328,172	613,491,361
End of period	$6,487,455,844	$5,093,180,782	$1,213,007,783	$978,328,172

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	172,200,002	73,400,002	39,450,002	28,200,002
Shares sold	42,950,000	107,900,000	9,650,000	15,750,000
Shares redeemed	(4,600,000)	(9,100,000)	(2,000,000)	(4,500,000)
Shares outstanding, end of period	210,550,002	172,200,002	47,100,002	39,450,002
See Notes to Financial Statements

FT Vest Laddered Nasdaq Buffer ETF (BUFQ)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(404,854)	$(840,465)
12,733,246	14,370,048
27,748,803	58,321,406
40,077,195	71,850,989

239,709,472	564,612,046
(63,411,286)	(83,062,849)
176,298,186	481,549,197
216,375,381	553,400,186

710,358,652	156,958,466
$926,734,033	$710,358,652

23,800,002	6,150,002
7,700,000	20,600,000
(2,050,000)	(2,950,000)
29,450,002	23,800,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest Laddered Buffer ETF (BUFR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$29.58	$25.34	$22.21	$23.30	$20.41	$20.05
Income from investment operations:
Net investment income (loss)	(0.01) (b)	(0.05) (b)	(0.05) (b)	(0.03)	(0.02)	—
Net realized and unrealized gain (loss)	1.24	4.29	3.18	(1.06)	2.91	0.36
Total from investment operations	1.23	4.24	3.13	(1.09)	2.89	0.36
Net asset value, end of period	$30.81	$29.58	$25.34	$22.21	$23.30	$20.41
Total return (c)	4.16%	16.73%	14.09%	(4.68)%	14.16%	1.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,487,456	$5,093,181	$1,859,759	$728,564	$301,762	$6,124
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net expenses to average net assets (d)	0.10% (e)	0.19%	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)% (e)	(0.19)%	(0.20)%	(0.20)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	0% (g)	1%	1%	2%	1%	0%

(a)	Inception date is August 10, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	Amount is less than 1%.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Deep Buffer ETF (BUFD)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$24.80	$21.76	$19.79	$20.92	$20.07
Income from investment operations:
Net investment income (loss)	(0.01) (b)	(0.04) (b)	(0.04) (b)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.96	3.08	2.01	(1.10)	0.86
Total from investment operations	0.95	3.04	1.97	(1.13)	0.85
Net asset value, end of period	$25.75	$24.80	$21.76	$19.79	$20.92
Total return (c)	3.83%	13.97%	9.95%	(5.40)%	4.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,213,008	$978,328	$613,491	$541,132	$161,109
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20%	0.20%	0.20%	0.20% (e)
Ratio of net expenses to average net assets (d)	0.10% (e)	0.19%	0.20%	0.20%	0.20% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)% (e)	(0.19)%	(0.20)%	(0.20)%	(0.20)% (e)
Portfolio turnover rate (f)	0% (g)	1%	2%	2%	6%

(a)	Inception date is January 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	Amount is less than 1%.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Nasdaq Buffer ETF (BUFQ)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended		Period Ended 8/31/2022 (a)
		8/31/2024	8/31/2023
Net asset value, beginning of period	$29.85	$25.52	$21.46	$20.47
Income from investment operations:
Net investment income (loss)	(0.02) (b)	(0.05) (b)	(0.05) (b)	(0.00) (c)
Net realized and unrealized gain (loss)	1.64	4.38	4.11	0.99 (d)
Total from investment operations	1.62	4.33	4.06	0.99
Net asset value, end of period	$31.47	$29.85	$25.52	$21.46
Total return (e)	5.43%	16.97%	18.92%	4.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$926,734	$710,359	$156,958	$10,730
Ratio of total expenses to average net assets (f)	0.20% (g)	0.20%	0.20%	0.20% (g)
Ratio of net expenses to average net assets (f)	0.10% (g)	0.19%	0.20%	0.20% (g)
Ratio of net investment income (loss) to average net assets (f)	(0.10)% (g)	(0.19)%	(0.20)%	(0.20)% (g)
Portfolio turnover rate (h)	0% (i)	1%	1%	0%

(a)	Inception date is June 15, 2022, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(e)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(f)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)	Annualized.
(h)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(i)	Amount is less than 1%.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest Laddered Buffer ETF – (ticker “BUFR”)
FT Vest Laddered Deep Buffer ETF – (ticker “BUFD”)
FT Vest Laddered Nasdaq Buffer ETF – (ticker “BUFQ”)
Both BUFR and BUFD are diversified series of the Trust. BUFQ is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund.
The investment objective of BUFR is to seek to provide investors with capital appreciation. BUFR seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Buffer ETFs (“FT ETFs”). Under normal market conditions, BUFR will invest substantially all of its assets in the FT ETFs, which seek to provide investors with returns (before fees and expenses) that match the return of the SPDR® S&P 500® ETF Trust (“SPY”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of SPY losses, over a defined one-year period. Unlike the FT ETFs, BUFR itself does not pursue a target outcome strategy. The buffer is only provided by the FT ETFs and BUFR itself does not provide any stated buffer against losses. In order to understand BUFR’s strategy and risks, it is important to understand the strategies and risks of the FT ETFs.
The investment objective of BUFD is to seek to provide investors with capital appreciation. BUFD seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of twelve FT Vest U.S. Equity Deep Buffer ETFs (“FT DB ETFs”). Under normal market conditions, BUFD will invest substantially all of its assets in the FT DB ETFs, which seek to provide investors with returns (before fees and expenses) that match the return of the SPY, up to a predetermined upside cap, while providing a deep buffer (before fees and expenses) against losses between -5% and -30% of SPY, over a defined one-year period. Unlike the FT DB ETFs, BUFD itself does not pursue a target outcome strategy. The buffer is only provided by the FT DB ETFs and BUFD itself does not provide any stated buffer against losses. In order to understand BUFD’s strategy and risks, it is important to understand the strategies and risks of the FT DB ETFs.
The investment objective of BUFQ is to seek to provide investors with capital appreciation. BUFQ seeks to achieve its investment objective by providing investors with large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of four FT Vest Nasdaq-100® Buffer ETFs (“Nasdaq ETFs”). Under normal market conditions, BUFQ will invest substantially all of its assets in the Nasdaq ETFs, which seek to provide investors with returns (before fees and expenses) that match the return of the Invesco QQQ TrustSM, Series 1 (“QQQ”), up to a predetermined upside cap, while providing a buffer (before fees and expenses) against the first 10% of QQQ losses, over a defined one-year period. Unlike the Nasdaq ETFs, BUFQ itself does not pursue a target outcome strategy. The buffer is only provided by the Nasdaq ETFs and BUFQ itself does not provide any stated buffer against losses. In order to understand BUFQ’s strategy and risks, it is important to understand the strategies and risks of the Nasdaq ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Affiliated Transactions
Each of the Funds invests in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in BUFR at February 28, 2025, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - January	11,744,193	$424,436,407	$111,135,734	$(11,615,607)	$13,139,162	$3,137,182	$540,232,878	$—
FT Vest U.S. Equity Buffer ETF - February	10,666,635	424,437,339	108,838,602	(17,789,618)	22,486,927	3,038,477	541,011,727	—
FT Vest U.S. Equity Buffer ETF - March	12,297,203	424,701,998	108,931,686	(17,342,891)	21,709,969	2,953,198	540,953,960	—
FT Vest U.S. Equity Buffer ETF - April	12,892,565	424,399,381	108,636,873	(14,510,921)	19,218,270	2,906,110	540,649,713	—
FT Vest U.S. Equity Buffer ETF - May	11,227,105	424,677,486	109,026,189	(15,630,716)	19,289,661	2,679,094	540,041,714	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Equity Buffer ETF - June	10,367,952	$424,498,828	$109,238,010	$(14,767,427)	$17,762,221	$3,334,988	$540,066,620	$—
FT Vest U.S. Equity Buffer ETF - July	10,887,922	424,095,794	108,939,417	(14,262,752)	17,316,088	3,299,109	539,387,656	—
FT Vest U.S. Equity Buffer ETF - August	11,453,076	424,585,071	108,882,167	(13,761,972)	17,570,151	2,508,055	539,783,472	—
FT Vest U.S. Equity Buffer ETF - September	11,675,707	424,046,990	110,053,753	(11,637,361)	14,033,438	2,920,843	539,417,663	—
FT Vest U.S. Equity Buffer ETF - October	12,516,439	423,617,273	116,782,684	(11,546,505)	8,877,128	2,353,763	540,084,343	—
FT Vest U.S. Equity Buffer ETF - November	11,157,591	423,936,684	113,001,727	(11,564,938)	12,200,715	2,564,792	540,138,980	—
FT Vest U.S. Equity Buffer ETF - December	11,980,814	424,637,498	110,496,600	(11,591,443)	13,201,525	2,991,491	539,735,671	—
		$5,092,070,749	$1,323,963,442	$(166,022,151)	$196,805,255	$34,687,102	$6,481,504,397	$—
Amounts relating to investments in affiliated funds in BUFD at February 28, 2025, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - January	2,577,917	$81,570,298	$20,809,582	$(4,224,940)	$2,019,201	$777,089	$100,951,230	$—
FT Vest U.S. Equity Deep Buffer ETF - February	2,327,101	81,604,912	20,551,891	(5,486,435)	3,444,162	811,840	100,926,370	—
FT Vest U.S. Equity Deep Buffer ETF - March	2,605,076	81,607,049	20,577,203	(5,471,616)	3,767,895	762,101	101,242,632	—
FT Vest U.S. Equity Deep Buffer ETF - April	2,682,985	81,543,015	20,510,890	(4,623,839)	3,058,702	767,086	101,255,854	—
FT Vest U.S. Equity Deep Buffer ETF - May	2,445,036	81,484,015	20,562,975	(5,002,708)	3,022,884	766,119	100,833,285	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Equity Deep Buffer ETF - June	2,301,160	$81,488,852	$20,570,130	$(4,954,513)	$2,723,792	$961,166	$100,789,427	$—
FT Vest U.S. Equity Deep Buffer ETF - July	2,377,256	81,591,086	20,718,710	(4,855,430)	2,590,204	941,265	100,985,835	—
FT Vest U.S. Equity Deep Buffer ETF - August	2,516,809	81,496,618	20,569,029	(4,422,242)	2,615,359	698,247	100,957,011	—
FT Vest U.S. Equity Deep Buffer ETF - September	2,465,074	81,428,253	21,045,179	(4,231,102)	1,922,474	874,882	101,039,686	—
FT Vest U.S. Equity Deep Buffer ETF - October	2,543,010	81,402,534	21,946,248	(4,215,845)	1,102,754	781,312	101,017,003	—
FT Vest U.S. Equity Deep Buffer ETF - November	2,330,257	81,456,904	21,224,338	(4,214,604)	1,649,496	832,463	100,948,597	—
FT Vest U.S. Equity Deep Buffer ETF - December	2,492,981	81,479,203	20,946,003	(4,222,573)	1,846,268	866,970	100,915,871	—
		$978,152,739	$250,032,178	$(55,925,847)	$29,763,191	$9,840,540	$1,211,862,801	$—
Amounts relating to investments in affiliated funds in BUFQ at February 28, 2025, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest Nasdaq-100® Buffer ETF - March	7,784,134	$177,172,826	$60,066,979	$(16,157,039)	$10,002,663	$2,905,639	$233,991,068	$—
FT Vest Nasdaq-100® Buffer ETF - June	8,213,884	176,640,279	60,020,552	(16,208,253)	6,647,772	3,216,957	230,317,307	—
FT Vest Nasdaq-100® Buffer ETF - September	8,371,833	178,605,255	61,077,129	(16,659,262)	5,484,037	3,727,489	232,234,648	—
FT Vest Nasdaq-100® Buffer ETF - December	8,364,014	177,861,867	59,862,363	(16,044,057)	5,614,331	2,883,161	230,177,665	—
		$710,280,227	$241,027,023	$(65,068,611)	$27,748,803	$12,733,246	$926,720,688	$—
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
There were no distributions paid during the fiscal year ended August 31, 2024.
As of August 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest Laddered Buffer ETF	$(4,824,163)	$—	$637,469,650
FT Vest Laddered Deep Buffer ETF	(1,052,772)	—	121,702,238
FT Vest Laddered Nasdaq Buffer ETF	(676,175)	—	66,493,691
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For BUFR and BUFD, the taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For BUFQ, the taxable years ended 2022, 2023 and 2024 remain open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2024, the Funds had no non-expiring capital loss carryforwards for federal income tax purposes.
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At August 31, 2024, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
FT Vest Laddered Buffer ETF	$4,824,163	$—
FT Vest Laddered Deep Buffer ETF	1,052,772	—
FT Vest Laddered Nasdaq Buffer ETF	676,175	—

As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest Laddered Buffer ETF	$5,652,903,849	$835,043,270	$—	$835,043,270
FT Vest Laddered Deep Buffer ETF	1,061,366,887	151,731,031	—	151,731,031
FT Vest Laddered Nasdaq Buffer ETF	832,541,323	94,263,689	—	94,263,689
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, each Fund incurs pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
For each Fund, the Advisor has agreed to waive management fees of 0.10% of average daily net assets until December 31, 2025. During any period in which such waiver is in effect, each Fund will not be eligible for any breakpoint discounts. During the six months ended February 28, 2025, the Advisor waived fees of $2,880,340, $533,232 and $406,541 for BUFR, BUFD and BUFQ, respectively.
First Trust is responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest Financial LLC (“Vest”), an affiliate of First Trust, serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Laddered Buffer ETF	$18,823,604	$26,368,851
FT Vest Laddered Deep Buffer ETF	3,651,299	5,138,640
FT Vest Laddered Nasdaq Buffer ETF	1,327,178	1,662,481
For the six months ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest Laddered Buffer ETF	$1,305,139,838	$139,653,300
FT Vest Laddered Deep Buffer ETF	246,380,879	50,787,207
FT Vest Laddered Nasdaq Buffer ETF	239,699,845	63,406,130
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Disclaimer
FT Vest Laddered Buffer ETF
FT Vest Laddered Deep Buffer ETF
Each Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR, or Standard & Poor’s (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to each Fund. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in each Fund or results to be obtained by each Fund, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of each Fund.
FT Vest Laddered Nasdaq Buffer ETF
The Fund is not sponsored, endorsed, sold or promoted by Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates. Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the Flexible EXchange Options® (“FLEX Options”). Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the QQQ. Invesco QQQ TrustSM, Series 1, Invesco, Nasdaq, Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
FT Vest Laddered Moderate Buffer ETF (BUFZ)
FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
4,091,857	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$4,091,857
	(Cost $4,091,857)
	Total Investments — 1.1%	4,091,857
	(Cost $4,091,857)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 97.5%
6,428	SPDR® S&P 500® ETF Trust	$381,938,904	$6.00	01/16/26	374,722,188
	(Cost $378,433,017)
	Put Options Purchased — 4.9%
6,428	SPDR® S&P 500® ETF Trust	381,938,904	597.60	01/16/26	18,803,057
	(Cost $17,411,658)
	Total Purchased Options				393,525,245
	(Cost $395,844,675)
WRITTEN OPTIONS — (3.4)%
	Call Options Written — (1.6)%
(6,428)	SPDR® S&P 500® ETF Trust	(381,938,904)	667.64	01/16/26	(6,037,884)
	(Premiums received $8,386,197)
	Put Options Written — (1.8)%
(6,428)	SPDR® S&P 500® ETF Trust	(381,938,904)	507.96	01/16/26	(7,140,094)
	(Premiums received $6,808,863)
	Total Written Options				(13,177,978)
	(Premiums received $15,195,060)
	Net Other Assets and Liabilities — (0.1)%				(227,429)
	Net Assets — 100.0%				$384,211,695

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,091,857	$4,091,857	$—	$—
Purchased Options	393,525,245	—	393,525,245	—
Total	$397,617,102	$4,091,857	$393,525,245	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,177,978)	$—	$(13,177,978)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
3,369,035	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$3,369,035
	(Cost $3,369,035)
	Total Investments — 1.1%	3,369,035
	(Cost $3,369,035)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 97.6%
5,000	SPDR® S&P 500® ETF Trust	$297,090,000	$6.02	02/20/26	291,644,800
	(Cost $293,336,113)
	Put Options Purchased — 5.2%
5,000	SPDR® S&P 500® ETF Trust	297,090,000	599.96	02/20/26	15,552,950
	(Cost $14,474,294)
	Total Purchased Options				307,197,750
	(Cost $307,810,407)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (1.8)%
(5,000)	SPDR® S&P 500® ETF Trust	(297,090,000)	671.83	02/20/26	(5,347,150)
	(Premiums received $5,584,914)
	Put Options Written — (2.0)%
(5,000)	SPDR® S&P 500® ETF Trust	(297,090,000)	509.97	02/20/26	(6,177,050)
	(Premiums received $5,629,022)
	Total Written Options				(11,524,200)
	(Premiums received $11,213,936)
	Net Other Assets and Liabilities — (0.1)%				(168,426)
	Net Assets — 100.0%				$298,874,159

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,369,035	$3,369,035	$—	$—
Purchased Options	307,197,750	—	307,197,750	—
Total	$310,566,785	$3,369,035	$307,197,750	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,524,200)	$—	$(11,524,200)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
786,655	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$786,655
	(Cost $786,655)
	Total Investments — 1.2%	786,655
	(Cost $786,655)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 97.1%
3,015	iShares Russell 2000 ETF	$64,716,975	$2.18	02/20/26	63,319,613
	(Cost $64,252,912)
	Put Options Purchased — 7.3%
3,015	iShares Russell 2000 ETF	64,716,975	217.80	02/20/26	4,750,012
	(Cost $4,233,520)
	Total Purchased Options				68,069,625
	(Cost $68,486,432)
WRITTEN OPTIONS — (5.5)%
	Call Options Written — (2.8)%
(3,015)	iShares Russell 2000 ETF	(64,716,975)	253.67	02/20/26	(1,812,799)
	(Premiums received $2,032,927)
	Put Options Written — (2.7)%
(3,015)	iShares Russell 2000 ETF	(64,716,975)	185.13	02/20/26	(1,787,443)
	(Premiums received $1,562,063)
	Total Written Options				(3,600,242)
	(Premiums received $3,594,990)
	Net Other Assets and Liabilities — (0.1)%				(40,177)
	Net Assets — 100.0%				$65,215,861

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$786,655	$786,655	$—	$—
Purchased Options	68,069,625	—	68,069,625	—
Total	$68,856,280	$786,655	$68,069,625	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,600,242)	$—	$(3,600,242)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.3%
398,235	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$398,235
	(Cost $398,235)
	Total Investments — 1.3%	398,235
	(Cost $398,235)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 114.6%
	Call Options Purchased — 114.5%
585	SPDR® S&P 500® ETF Trust	$34,759,530	$0.05	03/21/25	34,662,625
	(Cost $31,410,000)
	Put Options Purchased — 0.1%
585	SPDR® S&P 500® ETF Trust	34,759,530	512.89	03/21/25	30,022
	(Cost $914,551)
	Total Purchased Options				34,692,647
	(Cost $32,324,551)
WRITTEN OPTIONS — (15.8)%
	Call Options Written — (15.7)%
(585)	SPDR® S&P 500® ETF Trust	(34,759,530)	512.89	03/21/25	(4,768,025)
	(Premiums received $3,403,640)
	Put Options Written — (0.1)%
(585)	SPDR® S&P 500® ETF Trust	(34,759,530)	461.60	03/21/25	(14,853)
	(Premiums received $457,749)
	Total Written Options				(4,782,878)
	(Premiums received $3,861,389)
	Net Other Assets and Liabilities — (0.1)%				(19,117)
	Net Assets — 100.0%				$30,288,887

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$398,235	$398,235	$—	$—
Purchased Options	34,692,647	—	34,692,647	—
Total	$35,090,882	$398,235	$34,692,647	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,782,878)	$—	$(4,782,878)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
878,063	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$878,063
	(Cost $878,063)
	Total Investments — 0.3%	878,063
	(Cost $878,063)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.7%
	Call Options Purchased — 102.6%
5,044	SPDR® S&P 500® ETF Trust	$299,704,392	$5.12	03/21/25	296,360,220
	(Cost $259,356,936)
	Put Options Purchased — 0.1%
5,044	SPDR® S&P 500® ETF Trust	299,704,392	509.85	03/21/25	211,848
	(Cost $11,605,319)
	Total Purchased Options				296,572,068
	(Cost $270,962,255)
WRITTEN OPTIONS — (2.9)%
	Call Options Written — (2.9)%
(5,044)	SPDR® S&P 500® ETF Trust	(299,704,392)	583.11	03/21/25	(8,322,600)
	(Premiums received $4,677,204)
	Put Options Written — (0.0)%
(5,044)	SPDR® S&P 500® ETF Trust	(299,704,392)	433.38	03/21/25	(80,704)
	(Premiums received $3,512,137)
	Total Written Options				(8,403,304)
	(Premiums received $8,189,341)
	Net Other Assets and Liabilities — (0.1)%				(207,704)
	Net Assets — 100.0%				$288,839,123

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$878,063	$878,063	$—	$—
Purchased Options	296,572,068	—	296,572,068	—
Total	$297,450,131	$878,063	$296,572,068	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,403,304)	$—	$(8,403,304)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
914,550	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$914,550
	(Cost $914,550)
	Total Investments — 0.4%	914,550
	(Cost $914,550)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.7%
	Call Options Purchased — 105.5%
4,402	SPDR® S&P 500® ETF Trust	$261,558,036	$4.97	04/17/25	258,721,916
	(Cost $221,938,871)
	Put Options Purchased — 0.2%
4,402	SPDR® S&P 500® ETF Trust	261,558,036	495.18	04/17/25	451,557
	(Cost $9,180,549)
	Total Purchased Options				259,173,473
	(Cost $231,119,420)
WRITTEN OPTIONS — (6.0)%
	Call Options Written — (5.9)%
(4,402)	SPDR® S&P 500® ETF Trust	(261,558,036)	568.61	04/17/25	(14,614,244)
	(Premiums received $6,681,015)
	Put Options Written — (0.1)%
(4,402)	SPDR® S&P 500® ETF Trust	(261,558,036)	420.91	04/17/25	(189,638)
	(Premiums received $3,220,044)
	Total Written Options				(14,803,882)
	(Premiums received $9,901,059)
	Net Other Assets and Liabilities — (0.1)%				(155,562)
	Net Assets — 100.0%				$245,128,579

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$914,550	$914,550	$—	$—
Purchased Options	259,173,473	—	259,173,473	—
Total	$260,088,023	$914,550	$259,173,473	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,803,882)	$—	$(14,803,882)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
984,611	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$984,611
	(Cost $984,611)
	Total Investments — 0.4%	984,611
	(Cost $984,611)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 101.7%
3,774	SPDR® S&P 500® ETF Trust	$224,243,532	$5.31	05/16/25	221,766,354
	(Cost $196,867,206)
	Put Options Purchased — 0.7%
3,774	SPDR® S&P 500® ETF Trust	224,243,532	529.47	05/16/25	1,382,303
	(Cost $9,053,145)
	Total Purchased Options				223,148,657
	(Cost $205,920,351)
WRITTEN OPTIONS — (2.7)%
	Call Options Written — (2.5)%
(3,774)	SPDR® S&P 500® ETF Trust	(224,243,532)	601.42	05/16/25	(5,536,836)
	(Premiums received $3,133,685)
	Put Options Written — (0.2)%
(3,774)	SPDR® S&P 500® ETF Trust	(224,243,532)	450.05	05/16/25	(433,255)
	(Premiums received $2,691,973)
	Total Written Options				(5,970,091)
	(Premiums received $5,825,658)
	Net Other Assets and Liabilities — (0.1)%				(146,373)
	Net Assets — 100.0%				$218,016,804

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$984,611	$984,611	$—	$—
Purchased Options	223,148,657	—	223,148,657	—
Total	$224,133,268	$984,611	$223,148,657	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,970,091)	$—	$(5,970,091)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
366,425	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$366,425
	(Cost $366,425)
	Total Investments — 0.5%	366,425
	(Cost $366,425)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.3%
	Call Options Purchased — 97.8%
3,385	iShares Russell 2000 ETF	$72,659,025	$2.08	05/16/25	71,762,372
	(Cost $69,787,696)
	Put Options Purchased — 2.5%
3,385	iShares Russell 2000 ETF	72,659,025	208.08	05/16/25	1,812,939
	(Cost $4,408,896)
	Total Purchased Options				73,575,311
	(Cost $74,196,592)
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.3)%
(3,385)	iShares Russell 2000 ETF	(72,659,025)	245.39	05/16/25	(230,552)
	(Premiums received $1,440,909)
	Put Options Written — (0.4)%
(3,385)	iShares Russell 2000 ETF	(72,659,025)	176.87	05/16/25	(315,042)
	(Premiums received $1,400,923)
	Total Written Options				(545,594)
	(Premiums received $2,841,832)
	Net Other Assets and Liabilities — (0.1)%				(50,578)
	Net Assets — 100.0%				$73,345,564

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$366,425	$366,425	$—	$—
Purchased Options	73,575,311	—	73,575,311	—
Total	$73,941,736	$366,425	$73,575,311	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(545,594)	$—	$(545,594)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 2.1%
$49,200	U.S. Treasury Bill	(a)	03/20/25	$49,102
49,200	U.S. Treasury Bill	(a)	04/17/25	48,940
49,200	U.S. Treasury Bill	(a)	05/15/25	48,782
49,200	U.S. Treasury Bill	(a)	06/12/25	48,623
	Total U.S. Treasury Bills			195,447
	(Cost $195,335)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
87,238	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	87,238
	(Cost $87,238)
	Total Investments — 3.1%	282,685
	(Cost $282,573)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.8%
	Call Options Purchased — 107.5%
168	SPDR® S&P 500® ETF Trust	$9,982,224	$0.05	06/20/25	9,935,174
	(Cost $9,458,183)
	Put Options Purchased — 1.3%
168	SPDR® S&P 500® ETF Trust	9,982,224	544.54	06/20/25	120,395
	(Cost $294,484)
	Total Purchased Options				10,055,569
	(Cost $9,752,667)
WRITTEN OPTIONS — (11.8)%
	Call Options Written — (11.2)%
(168)	SPDR® S&P 500® ETF Trust	(9,982,224)	544.54	06/20/25	(1,034,793)
	(Premiums received $908,665)
	Put Options Written — (0.6)%
(168)	SPDR® S&P 500® ETF Trust	(9,982,224)	490.09	06/20/25	(52,098)
	(Premiums received $148,360)
	Total Written Options				(1,086,891)
	(Premiums received $1,057,025)
	Net Other Assets and Liabilities — (0.1)%				(5,074)
	Net Assets — 100.0%				$9,246,289

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of February 28, 2025.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$195,447	$—	$195,447	$—
Money Market Funds	87,238	87,238	—	—
Total Investments	282,685	87,238	195,447	—
Purchased Options	10,055,569	—	10,055,569	—
Total	$10,338,254	$87,238	$10,251,016	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,086,891)	$—	$(1,086,891)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
1,468,997	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,468,997
	(Cost $1,468,997)
	Total Investments — 0.5%	1,468,997
	(Cost $1,468,997)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.6%
	Call Options Purchased — 100.4%
4,765	SPDR® S&P 500® ETF Trust	$283,126,770	$5.47	06/20/25	279,251,634
	(Cost $257,842,046)
	Put Options Purchased — 1.2%
4,765	SPDR® S&P 500® ETF Trust	283,126,770	544.53	06/20/25	3,414,218
	(Cost $12,744,428)
	Total Purchased Options				282,665,852
	(Cost $270,586,474)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (1.7)%
(4,765)	SPDR® S&P 500® ETF Trust	(283,126,770)	618.04	06/20/25	(4,817,510)
	(Premiums received $4,451,921)
	Put Options Written — (0.4)%
(4,765)	SPDR® S&P 500® ETF Trust	(283,126,770)	462.85	06/20/25	(1,039,342)
	(Premiums received $3,596,983)
	Total Written Options				(5,856,852)
	(Premiums received $8,048,904)
	Net Other Assets and Liabilities — (0.0)%				(108,566)
	Net Assets — 100.0%				$278,169,431

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,468,997	$1,468,997	$—	$—
Purchased Options	282,665,852	—	282,665,852	—
Total	$284,134,849	$1,468,997	$282,665,852	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,856,852)	$—	$(5,856,852)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
1,697,456	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,697,456
	(Cost $1,697,456)
	Total Investments — 0.6%	1,697,456
	(Cost $1,697,456)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.0%
	Call Options Purchased — 100.4%
4,863	SPDR® S&P 500® ETF Trust	$288,949,734	$5.51	07/18/25	284,928,665
	(Cost $263,072,992)
	Put Options Purchased — 1.6%
4,863	SPDR® S&P 500® ETF Trust	288,949,734	549.01	07/18/25	4,493,412
	(Cost $12,861,063)
	Total Purchased Options				289,422,077
	(Cost $275,934,055)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.0)%
(4,863)	SPDR® S&P 500® ETF Trust	(288,949,734)	621.31	07/18/25	(5,702,013)
	(Premiums received $5,024,157)
	Put Options Written — (0.5)%
(4,863)	SPDR® S&P 500® ETF Trust	(288,949,734)	466.66	07/18/25	(1,437,406)
	(Premiums received $4,333,564)
	Total Written Options				(7,139,419)
	(Premiums received $9,357,721)
	Net Other Assets and Liabilities — (0.1)%				(146,879)
	Net Assets — 100.0%				$283,833,235

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,697,456	$1,697,456	$—	$—
Purchased Options	289,422,077	—	289,422,077	—
Total	$291,119,533	$1,697,456	$289,422,077	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,139,419)	$—	$(7,139,419)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
1,263,568	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,263,568
	(Cost $1,263,568)
	Total Investments — 0.7%	1,263,568
	(Cost $1,263,568)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 100.6%
3,279	SPDR® S&P 500® ETF Trust	$194,831,622	$5.56	08/15/25	192,210,193
	(Cost $179,198,937)
	Put Options Purchased — 2.0%
3,279	SPDR® S&P 500® ETF Trust	194,831,622	554.33	08/15/25	3,786,130
	(Cost $8,811,893)
	Total Purchased Options				195,996,323
	(Cost $188,010,830)
WRITTEN OPTIONS — (3.2)%
	Call Options Written — (2.5)%
(3,279)	SPDR® S&P 500® ETF Trust	(194,831,622)	621.24	08/15/25	(4,845,214)
	(Premiums received $2,907,855)
	Put Options Written — (0.7)%
(3,279)	SPDR® S&P 500® ETF Trust	(194,831,622)	471.18	08/15/25	(1,263,366)
	(Premiums received $3,567,076)
	Total Written Options				(6,108,580)
	(Premiums received $6,474,931)
	Net Other Assets and Liabilities — (0.1)%				(108,390)
	Net Assets — 100.0%				$191,042,921

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,263,568	$1,263,568	$—	$—
Purchased Options	195,996,323	—	195,996,323	—
Total	$197,259,891	$1,263,568	$195,996,323	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,108,580)	$—	$(6,108,580)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
572,777	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$572,777
	(Cost $572,777)
	Total Investments — 0.7%	572,777
	(Cost $572,777)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.6%
	Call Options Purchased — 97.1%
3,700	iShares Russell 2000 ETF	$79,420,500	$2.13	08/15/25	78,238,239
	(Cost $78,431,230)
	Put Options Purchased — 4.5%
3,700	iShares Russell 2000 ETF	79,420,500	212.60	08/15/25	3,637,211
	(Cost $4,911,218)
	Total Purchased Options				81,875,450
	(Cost $83,342,448)
WRITTEN OPTIONS — (2.2)%
	Call Options Written — (1.0)%
(3,700)	iShares Russell 2000 ETF	(79,420,500)	249.32	08/15/25	(855,847)
	(Premiums received $2,658,897)
	Put Options Written — (1.2)%
(3,700)	iShares Russell 2000 ETF	(79,420,500)	180.71	08/15/25	(973,507)
	(Premiums received $1,696,514)
	Total Written Options				(1,829,354)
	(Premiums received $4,355,411)
	Net Other Assets and Liabilities — (0.1)%				(52,509)
	Net Assets — 100.0%				$80,566,364

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$572,777	$572,777	$—	$—
Purchased Options	81,875,450	—	81,875,450	—
Total	$82,448,227	$572,777	$81,875,450	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,829,354)	$—	$(1,829,354)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 3.3%
$336,800	U.S. Treasury Bill	(a)	03/20/25	$336,130
336,800	U.S. Treasury Bill	(a)	04/17/25	335,021
336,800	U.S. Treasury Bill	(a)	05/15/25	333,937
336,800	U.S. Treasury Bill	(a)	06/12/25	332,850
336,800	U.S. Treasury Bill	(a)	07/10/25	331,773
336,800	U.S. Treasury Bill	(a)	08/07/25	330,699
336,800	U.S. Treasury Bill	(a)	09/04/25	329,708
	Total U.S. Treasury Bills			2,330,118
	(Cost $2,331,622)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
757,957	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	757,957
	(Cost $757,957)
	Total Investments — 4.4%	3,088,075
	(Cost $3,089,579)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 103.2%
1,221	SPDR® S&P 500® ETF Trust	$72,549,378	$0.06	09/19/25	72,024,348
	(Cost $68,150,782)
	Put Options Purchased — 2.8%
1,221	SPDR® S&P 500® ETF Trust	72,549,378	568.24	09/19/25	1,924,296
	(Cost $3,464,645)
	Total Purchased Options				73,948,644
	(Cost $71,615,427)
WRITTEN OPTIONS — (10.3)%
	Call Options Written — (9.0)%
(1,221)	SPDR® S&P 500® ETF Trust	(72,549,378)	568.24	09/19/25	(6,308,907)
	(Premiums received $4,951,571)
	Put Options Written — (1.3)%
(1,221)	SPDR® S&P 500® ETF Trust	(72,549,378)	511.42	09/19/25	(912,087)
	(Premiums received $1,844,212)
	Total Written Options				(7,220,994)
	(Premiums received $6,795,783)
	Net Other Assets and Liabilities — (0.1)%				(36,460)
	Net Assets — 100.0%				$69,779,265

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of February 28, 2025.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$2,330,118	$—	$2,330,118	$—
Money Market Funds	757,957	757,957	—	—
Total Investments	3,088,075	757,957	2,330,118	—
Purchased Options	73,948,644	—	73,948,644	—
Total	$77,036,719	$757,957	$76,278,762	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(7,220,994)	$—	$(7,220,994)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,579,665	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,579,665
	(Cost $1,579,665)
	Total Investments — 0.8%	1,579,665
	(Cost $1,579,665)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 99.6%
3,522	SPDR® S&P 500® ETF Trust	$209,270,196	$5.70	09/19/25	205,936,975
	(Cost $196,626,963)
	Put Options Purchased — 2.8%
3,522	SPDR® S&P 500® ETF Trust	209,270,196	568.27	09/19/25	5,726,174
	(Cost $9,895,106)
	Total Purchased Options				211,663,149
	(Cost $206,522,069)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (2.2)%
(3,522)	SPDR® S&P 500® ETF Trust	(209,270,196)	632.48	09/19/25	(4,448,357)
	(Premiums received $3,038,453)
	Put Options Written — (0.9)%
(3,522)	SPDR® S&P 500® ETF Trust	(209,270,196)	483.03	09/19/25	(1,944,813)
	(Premiums received $4,363,454)
	Total Written Options				(6,393,170)
	(Premiums received $7,401,907)
	Net Other Assets and Liabilities — (0.1)%				(134,706)
	Net Assets — 100.0%				$206,714,938

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,579,665	$1,579,665	$—	$—
Purchased Options	211,663,149	—	211,663,149	—
Total	$213,242,814	$1,579,665	$211,663,149	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,393,170)	$—	$(6,393,170)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,813,062	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,813,062
	(Cost $1,813,062)
	Total Investments — 0.9%	1,813,062
	(Cost $1,813,062)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.8%
	Call Options Purchased — 98.2%
3,554	SPDR® S&P 500® ETF Trust	$211,171,572	$5.87	10/17/25	207,792,038
	(Cost $203,851,019)
	Put Options Purchased — 3.6%
3,554	SPDR® S&P 500® ETF Trust	211,171,572	584.61	10/17/25	7,604,991
	(Cost $10,041,967)
	Total Purchased Options				215,397,029
	(Cost $213,892,986)
WRITTEN OPTIONS — (2.6)%
	Call Options Written — (1.4)%
(3,554)	SPDR® S&P 500® ETF Trust	(211,171,572)	652.77	10/17/25	(2,850,805)
	(Premiums received $4,054,550)
	Put Options Written — (1.2)%
(3,554)	SPDR® S&P 500® ETF Trust	(211,171,572)	496.92	10/17/25	(2,591,044)
	(Premiums received $3,879,232)
	Total Written Options				(5,441,849)
	(Premiums received $7,933,782)
	Net Other Assets and Liabilities — (0.1)%				(125,507)
	Net Assets — 100.0%				$211,642,735

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,813,062	$1,813,062	$—	$—
Purchased Options	215,397,029	—	215,397,029	—
Total	$217,210,091	$1,813,062	$215,397,029	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,441,849)	$—	$(5,441,849)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
2,518,394	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$2,518,394
	(Cost $2,518,394)
	Total Investments — 0.9%	2,518,394
	(Cost $2,518,394)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 98.3%
4,706	SPDR® S&P 500® ETF Trust	$279,621,108	$5.88	11/21/25	275,172,620
	(Cost $271,537,728)
	Put Options Purchased — 3.9%
4,706	SPDR® S&P 500® ETF Trust	279,621,108	585.77	11/21/25	10,918,344
	(Cost $12,775,530)
	Total Purchased Options				286,090,964
	(Cost $284,313,258)
WRITTEN OPTIONS — (3.0)%
	Call Options Written — (1.6)%
(4,706)	SPDR® S&P 500® ETF Trust	(279,621,108)	656.76	11/21/25	(4,427,922)
	(Premiums received $5,736,775)
	Put Options Written — (1.4)%
(4,706)	SPDR® S&P 500® ETF Trust	(279,621,108)	497.91	11/21/25	(3,933,228)
	(Premiums received $4,890,213)
	Total Written Options				(8,361,150)
	(Premiums received $10,626,988)
	Net Other Assets and Liabilities — (0.1)%				(172,779)
	Net Assets — 100.0%				$280,075,429

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,518,394	$2,518,394	$—	$—
Purchased Options	286,090,964	—	286,090,964	—
Total	$288,609,358	$2,518,394	$286,090,964	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(8,361,150)	$—	$(8,361,150)	$—
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,079,289	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$1,079,289
	(Cost $1,079,289)
	Total Investments — 1.0%	1,079,289
	(Cost $1,079,289)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.1%
	Call Options Purchased — 94.3%
5,014	iShares Russell 2000 ETF	$107,625,510	$2.28	11/21/25	105,673,610
	(Cost $111,897,712)
	Put Options Purchased — 8.8%
5,014	iShares Russell 2000 ETF	107,625,510	228.48	11/21/25	9,833,958
	(Cost $7,749,557)
	Total Purchased Options				115,507,568
	(Cost $119,647,269)
WRITTEN OPTIONS — (4.0)%
	Call Options Written — (1.0)%
(5,014)	iShares Russell 2000 ETF	(107,625,510)	266.45	11/21/25	(1,138,078)
	(Premiums received $3,448,648)
	Put Options Written — (3.0)%
(5,014)	iShares Russell 2000 ETF	(107,625,510)	194.21	11/21/25	(3,299,914)
	(Premiums received $2,836,863)
	Total Written Options				(4,437,992)
	(Premiums received $6,285,511)
	Net Other Assets and Liabilities — (0.1)%				(72,659)
	Net Assets — 100.0%				$112,076,206

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,079,289	$1,079,289	$—	$—
Purchased Options	115,507,568	—	115,507,568	—
Total	$116,586,857	$1,079,289	$115,507,568	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,437,992)	$—	$(4,437,992)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 5.2%
$124,000	U.S. Treasury Bill	(a)	04/01/25	$123,577
124,000	U.S. Treasury Bill	(a)	05/01/25	123,138
124,000	U.S. Treasury Bill	(a)	05/29/25	122,742
124,000	U.S. Treasury Bill	(a)	06/12/25	122,546
124,000	U.S. Treasury Bill	(a)	07/10/25	122,149
124,000	U.S. Treasury Bill	(a)	08/07/25	121,754
124,000	U.S. Treasury Bill	(a)	09/04/25	121,389
124,000	U.S. Treasury Bill	(a)	10/30/25	120,680
248,000	U.S. Treasury Bill	(a)	11/28/25	240,664
	Total U.S. Treasury Bills			1,218,639
	(Cost $1,218,115)

Shares	Description	Value
MONEY MARKET FUNDS — 1.5%
339,822	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	339,822
	(Cost $339,822)
	Total Investments — 6.7%	1,558,461
	(Cost $1,557,937)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.2%
	Call Options Purchased — 98.7%
394	SPDR® S&P 500® ETF Trust	$23,410,692	$0.06	12/19/25	23,184,245
	(Cost $23,152,456)
	Put Options Purchased — 4.5%
394	SPDR® S&P 500® ETF Trust	23,410,692	591.14	12/19/25	1,048,627
	(Cost $1,109,682)
	Total Purchased Options				24,232,872
	(Cost $24,262,138)
WRITTEN OPTIONS — (9.8)%
	Call Options Written — (7.5)%
(394)	SPDR® S&P 500® ETF Trust	(23,410,692)	591.14	12/19/25	(1,759,923)
	(Premiums received $2,005,452)
	Put Options Written — (2.3)%
(394)	SPDR® S&P 500® ETF Trust	(23,410,692)	532.03	12/19/25	(539,930)
	(Premiums received $615,742)
	Total Written Options				(2,299,853)
	(Premiums received $2,621,194)
	Net Other Assets and Liabilities — (0.1)%				(14,305)
	Net Assets — 100.0%				$23,477,175

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of February 28, 2025.
See Notes to Financial Statements

FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$1,218,639	$—	$1,218,639	$—
Money Market Funds	339,822	339,822	—	—
Total Investments	1,558,461	339,822	1,218,639	—
Purchased Options	24,232,872	—	24,232,872	—
Total	$25,791,333	$339,822	$25,451,511	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,299,853)	$—	$(2,299,853)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
4,460,790	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (a)	$4,460,790
	(Cost $4,460,790)
	Total Investments — 1.0%	4,460,790
	(Cost $4,460,790)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.2%
	Call Options Purchased — 97.7%
7,574	SPDR® S&P 500® ETF Trust	$450,031,932	$5.93	12/19/25	441,400,147
	(Cost $440,531,906)
	Put Options Purchased — 4.5%
7,574	SPDR® S&P 500® ETF Trust	450,031,932	591.17	12/19/25	20,164,866
	(Cost $21,574,244)
	Total Purchased Options				461,565,013
	(Cost $462,106,150)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (1.5)%
(7,574)	SPDR® S&P 500® ETF Trust	(450,031,932)	663.94	12/19/25	(6,694,356)
	(Premiums received $9,609,849)
	Put Options Written — (1.6)%
(7,574)	SPDR® S&P 500® ETF Trust	(450,031,932)	502.50	12/19/25	(7,480,612)
	(Premiums received $8,789,571)
	Total Written Options				(14,174,968)
	(Premiums received $18,399,420)
	Net Other Assets and Liabilities — (0.1)%				(279,497)
	Net Assets — 100.0%				$451,571,338

(a)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$4,460,790	$4,460,790	$—	$—
Purchased Options	461,565,013	—	461,565,013	—
Total	$466,025,803	$4,460,790	$461,565,013	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,174,968)	$—	$(14,174,968)	$—
See Notes to Financial Statements

FT Vest Laddered Moderate Buffer ETF (BUFZ)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
870,649	FT Vest U.S. Equity Moderate Buffer ETF - January (b)	$33,763,768
892,977	FT Vest U.S. Equity Moderate Buffer ETF - February (b)	33,790,250
889,890	FT Vest U.S. Equity Moderate Buffer ETF - March (b)	33,887,011
892,231	FT Vest U.S. Equity Moderate Buffer ETF - April (b)	33,899,692
904,130	FT Vest U.S. Equity Moderate Buffer ETF - May (b)	33,823,503
926,632	FT Vest U.S. Equity Moderate Buffer ETF - June (b)	33,757,204
911,186	FT Vest U.S. Equity Moderate Buffer ETF - July (b)	33,750,329
947,578	FT Vest U.S. Equity Moderate Buffer ETF - August (b)	33,824,460
953,316	FT Vest U.S. Equity Moderate Buffer ETF - September (b)	33,799,819
954,270	FT Vest U.S. Equity Moderate Buffer ETF - October (b)	33,783,067
955,150	FT Vest U.S. Equity Moderate Buffer ETF - November (b)	33,726,347
992,748	FT Vest U.S. Equity Moderate Buffer ETF - December (b)	33,872,562
	Total Exchange-Traded Funds	405,678,012
	(Cost $392,153,919)
MONEY MARKET FUNDS — 0.0%
210,458	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	210,458
	(Cost $210,458)

	Total Investments — 100.0%	405,888,470
	(Cost $392,364,377)
	Net Other Assets and Liabilities — (0.0)%	(27,917)
	Net Assets — 100.0%	$405,860,553

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 405,678,012	$ 405,678,012	$ —	$ —
Money Market Funds	210,458	210,458	—	—
Total Investments	$405,888,470	$405,888,470	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
811,059	FT Vest U.S. Small Cap Moderate Buffer ETF - February (b)	$17,060,545
696,225	FT Vest U.S. Small Cap Moderate Buffer ETF - May (b)	16,994,852
730,504	FT Vest U.S. Small Cap Moderate Buffer ETF - August (b)	17,064,574
746,667	FT Vest U.S. Small Cap Moderate Buffer ETF - November (b)	17,061,341
	Total Exchange-Traded Funds	68,181,312
	(Cost $69,063,755)
MONEY MARKET FUNDS — 0.1%
40,561	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	40,561
	(Cost $40,561)

	Total Investments — 100.0%	68,221,873
	(Cost $69,104,316)
	Net Other Assets and Liabilities — (0.0)%	(5,128)
	Net Assets — 100.0%	$68,216,745

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of February 28, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 68,181,312	$ 68,181,312	$ —	$ —
Money Market Funds	40,561	40,561	—	—
Total Investments	$68,221,873	$68,221,873	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)	FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)	FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)	FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
ASSETS:
Investments, at value - Unaffiliated	$4,091,857	$3,369,035	$786,655	$398,235
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	4,091,857	3,369,035	786,655	398,235
Options contracts purchased, at value	393,525,245	307,197,750	68,069,625	34,692,647
Due from broker	—	35	3,949	—
Receivables:
Dividends	12,799	3,482	827	624
Investment securities sold	—	110,632	—	—
Capital shares sold	—	2,837,278	—	—
Total Assets	397,629,901	313,518,212	68,861,056	35,091,506

LIABILITIES:
Options contracts written, at value	13,177,978	11,524,200	3,600,242	4,782,878
Due to broker	160	—	—	18
Payables:
Investment advisory fees	240,068	170,755	44,953	19,723
Investment securities purchased	—	2,949,098	—	—
Capital shares redeemed	—	—	—	—
Total Liabilities	13,418,206	14,644,053	3,645,195	4,802,619
NET ASSETS	$384,211,695	$298,874,159	$65,215,861	$30,288,887

NET ASSETS consist of:
Paid-in capital	$359,054,588	$269,419,450	$61,910,958	$30,169,242
Par value	99,000	79,000	31,000	9,750
Accumulated distributable earnings (loss)	25,058,107	29,375,709	3,273,903	109,895
NET ASSETS	$384,211,695	$298,874,159	$65,215,861	$30,288,887
NET ASSET VALUE, per share	$38.81	$37.83	$21.04	$31.07
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	9,900,002	7,900,002	3,100,002	975,002
Investments, at cost - Unaffiliated	$4,091,857	$3,369,035	$786,655	$398,235
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$4,091,857	$3,369,035	$786,655	$398,235
Premiums paid on options contracts purchased	$395,844,675	$307,810,407	$68,486,432	$32,324,551
Premiums received on options contracts written	$15,195,060	$11,213,936	$3,594,990	$3,861,389
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)	FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)	FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)	FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)	FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)	FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

$878,063	$914,550	$984,611	$366,425	$282,685	$1,468,997
—	—	—	—	—	—
878,063	914,550	984,611	366,425	282,685	1,468,997
296,572,068	259,173,473	223,148,657	73,575,311	10,055,569	282,665,852
—	—	—	—	—	72,098

2,927	3,029	3,455	1,196	138	5,029
2,000,761	—	—	—	—	—
—	—	—	—	—	—
299,453,819	260,091,052	224,136,723	73,942,932	10,338,392	284,211,976

8,403,304	14,803,882	5,970,091	545,594	1,086,891	5,856,852
77	15	174	158	12	—

189,434	158,576	149,654	51,616	5,200	185,693
115,444	—	—	—	—	—
1,906,437	—	—	—	—	—
10,614,696	14,962,473	6,119,919	597,368	1,092,103	6,042,545
$288,839,123	$245,128,579	$218,016,804	$73,345,564	$9,246,289	$278,169,431

$262,117,872	$230,340,128	$206,495,379	$70,900,118	$9,192,575	$265,844,579
75,750	64,500	58,250	30,000	3,000	76,250
26,645,501	14,723,951	11,463,175	2,415,446	50,714	12,248,602
$288,839,123	$245,128,579	$218,016,804	$73,345,564	$9,246,289	$278,169,431
$38.13	$38.00	$37.43	$24.45	$30.82	$36.48
7,575,002	6,450,002	5,825,002	3,000,002	300,002	7,625,002
$878,063	$914,550	$984,611	$366,425	$282,573	$1,468,997
$—	$—	$—	$—	$—	$—
$878,063	$914,550	$984,611	$366,425	$282,573	$1,468,997
$270,962,255	$231,119,420	$205,920,351	$74,196,592	$9,752,667	$270,586,474
$8,189,341	$9,901,059	$5,825,658	$2,841,832	$1,057,025	$8,048,904
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)	FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)	FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)	FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
ASSETS:
Investments, at value - Unaffiliated	$1,697,456	$1,263,568	$572,777	$3,088,075
Investments, at value - Affiliated	—	—	—	—
Total investments, at value	1,697,456	1,263,568	572,777	3,088,075
Options contracts purchased, at value	289,422,077	195,996,323	81,875,450	73,948,644
Due from broker	35,193	13,124	2,573	—
Receivables:
Dividends	6,810	4,174	1,903	1,684
Investment securities sold	—	—	—	1,685,601
Capital shares sold	—	—	—	215
Total Assets	291,161,536	197,277,189	82,452,703	78,724,219

LIABILITIES:
Options contracts written, at value	7,139,419	6,108,580	1,829,354	7,220,994
Due to broker	—	—	—	23
Payables:
Investment advisory fees	188,882	125,688	56,985	47,304
Investment securities purchased	—	—	—	159,762
Capital shares redeemed	—	—	—	1,516,871
Total Liabilities	7,328,301	6,234,268	1,886,339	8,944,954
NET ASSETS	$283,833,235	$191,042,921	$80,566,364	$69,779,265

NET ASSETS consist of:
Paid-in capital	$295,931,577	$189,280,250	$80,479,587	$69,738,598
Par value	76,500	53,500	34,500	23,000
Accumulated distributable earnings (loss)	(12,174,842)	1,709,171	52,277	17,667
NET ASSETS	$283,833,235	$191,042,921	$80,566,364	$69,779,265
NET ASSET VALUE, per share	$37.10	$35.71	$23.35	$30.34
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	7,650,002	5,350,002	3,450,002	2,300,002
Investments, at cost - Unaffiliated	$1,697,456	$1,263,568	$572,777	$3,089,579
Investments, at cost - Affiliated	$—	$—	$—	$—
Total investments, at cost	$1,697,456	$1,263,568	$572,777	$3,089,579
Premiums paid on options contracts purchased	$275,934,055	$188,010,830	$83,342,448	$71,615,427
Premiums received on options contracts written	$9,357,721	$6,474,931	$4,355,411	$6,795,783
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)	FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)	FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)	FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)	FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

$1,579,665	$1,813,062	$2,518,394	$1,079,289	$1,558,461	$4,460,790
—	—	—	—	—	—
1,579,665	1,813,062	2,518,394	1,079,289	1,558,461	4,460,790
211,663,149	215,397,029	286,090,964	115,507,568	24,232,872	461,565,013
692	7,802	5,105	—	—	540

5,759	5,893	8,511	3,452	753	14,573
—	—	—	—	—	—
—	—	—	—	—	—
213,249,265	217,223,786	288,622,974	116,590,309	25,792,086	466,040,916

6,393,170	5,441,849	8,361,150	4,437,992	2,299,853	14,174,968
—	—	—	19	18	—

141,157	139,202	186,395	76,092	15,040	294,610
—	—	—	—	—	—
—	—	—	—	—	—
6,534,327	5,581,051	8,547,545	4,514,103	2,314,911	14,469,578
$206,714,938	$211,642,735	$280,075,429	$112,076,206	$23,477,175	$451,571,338

$180,223,487	$188,483,727	$256,379,185	$111,185,122	$23,467,876	$429,134,495
58,250	59,750	79,250	49,000	7,750	132,500
26,433,201	23,099,258	23,616,994	842,084	1,549	22,304,343
$206,714,938	$211,642,735	$280,075,429	$112,076,206	$23,477,175	$451,571,338
$35.49	$35.42	$35.34	$22.87	$30.29	$34.08
5,825,002	5,975,002	7,925,002	4,900,002	775,002	13,250,002
$1,579,665	$1,813,062	$2,518,394	$1,079,289	$1,557,937	$4,460,790
$—	$—	$—	$—	$—	$—
$1,579,665	$1,813,062	$2,518,394	$1,079,289	$1,557,937	$4,460,790
$206,522,069	$213,892,986	$284,313,258	$119,647,269	$24,262,138	$462,106,150
$7,401,907	$7,933,782	$10,626,988	$6,285,511	$2,621,194	$18,399,420
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
February 28, 2025 (Unaudited)

	FT Vest Laddered Moderate Buffer ETF (BUFZ)	FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
ASSETS:
Investments, at value - Unaffiliated	$210,458	$40,561
Investments, at value - Affiliated	405,678,012	68,181,312
Total investments, at value	405,888,470	68,221,873
Options contracts purchased, at value	—	—
Due from broker	—	—
Receivables:
Dividends	369	29
Investment securities sold	—	—
Capital shares sold	—	—
Total Assets	405,888,839	68,221,902

LIABILITIES:
Options contracts written, at value	—	—
Due to broker	—	—
Payables:
Investment advisory fees	28,286	5,157
Investment securities purchased	—	—
Capital shares redeemed	—	—
Total Liabilities	28,286	5,157
NET ASSETS	$405,860,553	$68,216,745

NET ASSETS consist of:
Paid-in capital	$388,443,352	$69,096,313
Par value	168,000	32,500
Accumulated distributable earnings (loss)	17,249,201	(912,068)
NET ASSETS	$405,860,553	$68,216,745
NET ASSET VALUE, per share	$24.16	$20.99
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	16,800,002	3,250,002
Investments, at cost - Unaffiliated	$210,458	$40,561
Investments, at cost - Affiliated	$392,153,919	$69,063,755
Total investments, at cost	$392,364,377	$69,104,316
Premiums paid on options contracts purchased	$—	$—
Premiums received on options contracts written	$—	$—
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)	FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)	FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)	FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)
INVESTMENT INCOME:
Dividends - Unaffiliated	$35,590	$31,279	$6,987	$3,401
Interest	—	—	—	13,616
Total investment income	35,590	31,279	6,987	17,017

EXPENSES:
Investment advisory fees	1,133,507	1,228,181	290,608	103,687
Total expenses	1,133,507	1,228,181	290,608	103,687
Less fees waived by the investment advisor	—	—	—	—
Net expenses	1,133,507	1,228,181	290,608	103,687
NET INVESTMENT INCOME (LOSS)	(1,097,917)	(1,196,902)	(283,621)	(86,670)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	(2,165,675)	(7,891,551)	(6,119,816)	—
Written options contracts	(18,755,774)	(8,958,110)	13,718	—
In-kind redemptions - Purchased options contracts	45,505,423	60,648,024	7,103,160	—
In-kind redemptions - Written options contracts	1,193,221	(1,526,054)	2,554,452	—
Net realized gain (loss)	25,777,195	42,272,309	3,551,514	—
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—	—	(759)
Investments - Affiliated	—	—	—	—
Purchased options contracts	(30,711,758)	(34,596,488)	(3,125,147)	976,909
Written options contracts	13,304,919	6,303,540	(632,382)	(186,308)
Net change in unrealized appreciation (depreciation)	(17,406,839)	(28,292,948)	(3,757,529)	789,842
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,370,356	13,979,361	(206,015)	789,842
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,272,439	$12,782,459	$(489,636)	$703,172
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)	FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)	FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)	FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)	FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)	FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

$36,951	$28,576	$37,335	$11,700	$156	$76,775
—	—	—	—	5,286	—
36,951	28,576	37,335	11,700	5,442	76,775

1,331,664	948,386	1,052,408	332,163	25,688	1,788,138
1,331,664	948,386	1,052,408	332,163	25,688	1,788,138
—	—	—	—	—	—
1,331,664	948,386	1,052,408	332,163	25,688	1,788,138
(1,294,713)	(919,810)	(1,015,073)	(320,463)	(20,246)	(1,711,363)

—	—	—	—	—	—
—	—	—	—	—	—
1,292,121	—	276,361	(23,339)	118	857,804
(164,301)	—	(57,019)	9,778	(393)	(167,124)
11,358,788	1,762,611	5,877,666	1,659,757	—	19,017,017
(299,637)	(326,982)	(401,729)	354,625	—	516,225
12,186,971	1,435,629	5,695,279	2,000,821	(275)	20,223,922

—	—	—	—	(311)	—
—	—	—	—	—	—
2,404,471	8,125,589	5,156,854	(4,133,972)	189,823	(312,490)
2,047,732	590,561	1,266,952	2,441,718	13,288	437,728
4,452,203	8,716,150	6,423,806	(1,692,254)	202,800	125,238
16,639,174	10,151,779	12,119,085	308,567	202,525	20,349,160
$15,344,461	$9,231,969	$11,104,012	$(11,896)	$182,279	$18,637,797
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2025 (Unaudited)

	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)	FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)	FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)	FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)
INVESTMENT INCOME:
Dividends - Unaffiliated	$66,847	$43,435	$15,120	$14,199
Interest	—	—	—	68,607
Total investment income	66,847	43,435	15,120	82,806

EXPENSES:
Investment advisory fees	1,393,128	864,952	334,768	332,654
Total expenses	1,393,128	864,952	334,768	332,654
Less fees waived by the investment advisor	—	—	—	—
Net expenses	1,393,128	864,952	334,768	332,654
NET INVESTMENT INCOME (LOSS)	(1,326,281)	(821,517)	(319,648)	(249,848)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	—	—	—	—
In-kind redemptions - Affiliated	—	—	—	—
Purchased options contracts	59,828	20,427	(12,287)	13,988,378
Written options contracts	(5,528)	(2,122)	8,130	(9,753,304)
In-kind redemptions - Purchased options contracts	7,110,369	2,320,321	287,069	—
In-kind redemptions - Written options contracts	129,848	222,953	93,044	—
Net realized gain (loss)	7,294,517	2,561,579	375,956	4,235,074
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—	—	(1,645)
Investments - Affiliated	—	—	—	—
Purchased options contracts	7,011,391	6,396,210	(2,634,113)	(10,157,711)
Written options contracts	1,191,454	543,182	2,727,979	8,351,822
Net change in unrealized appreciation (depreciation)	8,202,845	6,939,392	93,866	(1,807,534)
NET REALIZED AND UNREALIZED GAIN (LOSS)	15,497,362	9,500,971	469,822	2,427,540
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,171,081	$8,679,454	$150,174	$2,177,692
See Notes to Financial Statements

FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)	FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)	FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)	FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)	FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

$44,139	$32,757	$40,870	$11,665	$3,582	$41,901
—	—	—	—	13,900	—
44,139	32,757	40,870	11,665	17,482	41,901

938,984	718,501	957,744	263,187	88,922	1,066,527
938,984	718,501	957,744	263,187	88,922	1,066,527
—	—	—	—	—	—
938,984	718,501	957,744	263,187	88,922	1,066,527
(894,845)	(685,744)	(916,874)	(251,522)	(71,440)	(1,024,626)

—	—	—	—	—	—
—	—	—	—	—	—
(3,401,067)	(2,832,567)	(10,003,478)	(1,802,452)	4,009,183	(4,779,323)
(13,487,335)	(13,198,718)	(18,355,425)	(1,250,020)	(2,748,199)	(14,590,925)
28,392,810	22,236,047	43,283,414	4,572,224	—	30,322,568
2,005,025	(913,937)	2,328,377	678,723	—	1,981,707
13,509,433	5,290,825	17,252,888	2,198,475	1,260,984	12,934,027

—	—	—	—	532	—
—	—	—	—	—	—
(15,969,404)	(14,240,245)	(25,456,970)	(6,269,218)	(2,827,383)	(16,461,331)
11,519,739	14,719,453	15,429,838	2,599,995	2,245,363	11,590,872
(4,449,665)	479,208	(10,027,132)	(3,669,223)	(581,488)	(4,870,459)
9,059,768	5,770,033	7,225,756	(1,470,748)	679,496	8,063,568
$8,164,923	$5,084,289	$6,308,882	$(1,722,270)	$608,056	$7,038,942
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Six Months Ended February 28, 2025 (Unaudited)

	FT Vest Laddered Moderate Buffer ETF (BUFZ)	FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
INVESTMENT INCOME:
Dividends - Unaffiliated	$1,170	$212
Interest	—	—
Total investment income	1,170	212

EXPENSES:
Investment advisory fees	288,034	38,526
Total expenses	288,034	38,526
Less fees waived by the investment advisor	(144,017)	(19,263)
Net expenses	144,017	19,263
NET INVESTMENT INCOME (LOSS)	(142,847)	(19,051)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	(5,724)	(10,574)
In-kind redemptions - Affiliated	3,985,388	—
Purchased options contracts	—	—
Written options contracts	—	—
In-kind redemptions - Purchased options contracts	—	—
In-kind redemptions - Written options contracts	—	—
Net realized gain (loss)	3,979,664	(10,574)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	—	—
Investments - Affiliated	5,831,040	(1,346,403)
Purchased options contracts	—	—
Written options contracts	—	—
Net change in unrealized appreciation (depreciation)	5,831,040	(1,346,403)
NET REALIZED AND UNREALIZED GAIN (LOSS)	9,810,704	(1,356,977)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,667,857	$(1,376,028)
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)		FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(1,097,917)	$(1,722,947)	$(1,196,902)	$(2,324,080)
Net realized gain (loss)	25,777,195	22,517,691	42,272,309	29,013,935
Net change in unrealized appreciation (depreciation)	(17,406,839)	6,958,808	(28,292,948)	10,888,032
Net increase (decrease) in net assets resulting from operations	7,272,439	27,753,552	12,782,459	37,577,887

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	357,140,583	278,374,181	263,427,664	407,422,750
Cost of shares redeemed	(233,832,403)	(194,263,781)	(371,313,187)	(252,604,432)
Net increase (decrease) in net assets resulting from shareholder transactions	123,308,180	84,110,400	(107,885,523)	154,818,318
Total increase (decrease) in net assets	130,580,619	111,863,952	(95,103,064)	192,396,205

NET ASSETS:
Beginning of period	253,631,076	141,767,124	393,977,223	201,581,018
End of period	$384,211,695	$253,631,076	$298,874,159	$393,977,223

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,750,002	4,300,002	10,875,002	6,375,002
Shares sold	9,200,000	8,000,000	6,950,000	12,075,000
Shares redeemed	(6,050,000)	(5,550,000)	(9,925,000)	(7,575,000)
Shares outstanding, end of period	9,900,002	6,750,002	7,900,002	10,875,002

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is March 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)		FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)		FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)
Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (b)	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(283,621)	$(253,540)	$(86,670)	$(39,363)	$(1,294,713)	$(1,644,622)
3,551,514	679,381	—	(15)	12,186,971	14,128,033
(3,757,529)	3,335,470	789,842	656,765	4,452,203	14,654,197
(489,636)	3,761,311	703,172	617,387	15,344,461	27,137,608

—	—	(813,102)	(397,902)	—	—

78,885,389	72,837,264	9,332,267	20,847,065	18,857,680	392,563,483
(79,764,507)	(10,013,960)	—	—	(106,790,740)	(173,507,239)
(879,118)	62,823,304	9,332,267	20,847,065	(87,933,060)	219,056,244
(1,368,754)	66,584,615	9,222,337	21,066,550	(72,588,599)	246,193,852

66,584,615	—	21,066,550	—	361,427,722	115,233,870
$65,215,861	$66,584,615	$30,288,887	$21,066,550	$288,839,123	$361,427,722

3,150,002	—	675,002	—	9,950,002	3,575,002
3,600,000	3,650,002	300,000	675,002	500,000	11,500,000
(3,650,000)	(500,000)	—	—	(2,875,000)	(5,125,000)
3,100,002	3,150,002	975,002	675,002	7,575,002	9,950,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)		FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(919,810)	$(1,333,978)	$(1,015,073)	$(1,222,144)
Net realized gain (loss)	1,435,629	19,937,370	5,695,279	15,337,166
Net change in unrealized appreciation (depreciation)	8,716,150	6,168,134	6,423,806	6,251,081
Net increase (decrease) in net assets resulting from operations	9,231,969	24,771,526	11,104,012	20,366,103

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	30,066,729	236,961,046	6,411,189	312,797,938
Cost of shares redeemed	(12,912,043)	(208,892,292)	(74,689,157)	(175,018,892)
Net increase (decrease) in net assets resulting from shareholder transactions	17,154,686	28,068,754	(68,277,968)	137,779,046
Total increase (decrease) in net assets	26,386,655	52,840,280	(57,173,956)	158,145,149

NET ASSETS:
Beginning of period	218,741,924	165,901,644	275,190,760	117,045,611
End of period	$245,128,579	$218,741,924	$218,016,804	$275,190,760

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,000,002	5,275,002	7,675,002	3,700,002
Shares sold	800,000	7,000,000	175,000	9,100,000
Shares redeemed	(350,000)	(6,275,000)	(2,025,000)	(5,125,000)
Shares outstanding, end of period	6,450,002	6,000,002	5,825,002	7,675,002

(c)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)		FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)		FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (c)	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$(320,463)	$(309,057)	$(20,246)	$(3,346)	$(1,711,363)	$(2,437,179)
2,000,821	3,584,278	(275)	—	20,223,922	37,269,413
(1,692,254)	2,748,644	202,800	70,348	125,238	6,653,784
(11,896)	6,023,865	182,279	67,002	18,637,797	41,486,018

—	—	(182,162)	(16,560)	—	—

12,612,554	75,461,917	6,913,700	4,583,691	25,781,143	571,221,332
(16,179,987)	(35,090,882)	(2,301,661)	—	(309,080,486)	(401,080,593)
(3,567,433)	40,371,035	4,612,039	4,583,691	(283,299,343)	170,140,739
(3,579,329)	46,394,900	4,612,156	4,634,133	(264,661,546)	211,626,757

76,924,893	30,529,993	4,634,133	—	542,830,977	331,204,220
$73,345,564	$76,924,893	$9,246,289	$4,634,133	$278,169,431	$542,830,977

3,150,002	1,450,002	150,002	—	15,525,002	10,850,002
500,000	3,250,000	225,000	150,002	725,000	16,900,000
(650,000)	(1,550,000)	(75,000)	—	(8,625,000)	(12,225,000)
3,000,002	3,150,002	300,002	150,002	7,625,002	15,525,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)		FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(1,326,281)	$(2,271,743)	$(821,517)	$(847,776)
Net realized gain (loss)	7,294,517	39,926,452	2,561,579	14,627,804
Net change in unrealized appreciation (depreciation)	8,202,845	6,752,934	6,939,392	774,247
Net increase (decrease) in net assets resulting from operations	14,171,081	44,407,643	8,679,454	14,554,275

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,458,121	563,474,106	46,163,832	255,701,924
Cost of shares redeemed	(104,510,547)	(424,981,286)	(38,828,120)	(157,167,092)
Net increase (decrease) in net assets resulting from shareholder transactions	(99,052,426)	138,492,820	7,335,712	98,534,832
Total increase (decrease) in net assets	(84,881,345)	182,900,463	16,015,166	113,089,107

NET ASSETS:
Beginning of period	368,714,580	185,814,117	175,027,755	61,938,648
End of period	$283,833,235	$368,714,580	$191,042,921	$175,027,755

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,350,002	6,025,002	5,100,002	2,050,002
Shares sold	150,000	16,775,000	1,350,000	7,750,000
Shares redeemed	(2,850,000)	(12,450,000)	(1,100,000)	(4,700,000)
Shares outstanding, end of period	7,650,002	10,350,002	5,350,002	5,100,002

(d)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)		FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)		FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (d)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (d)

$(319,648)	$(310,992)	$(249,848)	$(302,502)	$(894,845)	$(960,965)
375,956	6,298,209	4,235,074	58,030	13,509,433	8,621,138
93,866	742,180	(1,807,534)	3,714,036	(4,449,665)	10,599,482
150,174	6,729,397	2,177,692	3,469,564	8,164,923	18,259,655

—	—	(2,483,752)	(3,146,404)	—	—

28,177,585	88,098,729	5,299,751	86,522,755	234,830,926	158,856,081
(5,882,553)	(50,891,245)	(13,656,854)	(8,403,487)	(164,725,193)	(48,671,454)
22,295,032	37,207,484	(8,357,103)	78,119,268	70,105,733	110,184,627
22,445,206	43,936,881	(8,663,163)	78,442,428	78,270,656	128,444,282

58,121,158	14,184,277	78,442,428	—	128,444,282	—
$80,566,364	$58,121,158	$69,779,265	$78,442,428	$206,714,938	$128,444,282

2,500,002	700,002	2,575,002	—	3,750,002	—
1,200,000	4,100,000	175,000	2,850,002	6,825,000	5,225,002
(250,000)	(2,300,000)	(450,000)	(275,000)	(4,750,000)	(1,475,000)
3,450,002	2,500,002	2,300,002	2,575,002	5,825,002	3,750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)		FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)
	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (e)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (f)
OPERATIONS:
Net investment income (loss)	$(685,744)	$(911,826)	$(916,874)	$(1,026,633)
Net realized gain (loss)	5,290,825	15,400,390	17,252,888	4,245,702
Net change in unrealized appreciation (depreciation)	479,208	3,516,768	(10,027,132)	14,070,676
Net increase (decrease) in net assets resulting from operations	5,084,289	18,005,332	6,308,882	17,289,745

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	216,254,876	221,938,153	293,539,846	180,865,955
Cost of shares redeemed	(105,469,713)	(144,170,202)	(178,246,440)	(39,682,559)
Net increase (decrease) in net assets resulting from shareholder transactions	110,785,163	77,767,951	115,293,406	141,183,396
Total increase (decrease) in net assets	115,869,452	95,773,283	121,602,288	158,473,141

NET ASSETS:
Beginning of period	95,773,283	—	158,473,141	—
End of period	$211,642,735	$95,773,283	$280,075,429	$158,473,141

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,775,002	—	4,625,002	—
Shares sold	6,225,000	7,125,002	8,425,000	5,825,002
Shares redeemed	(3,025,000)	(4,350,000)	(5,125,000)	(1,200,000)
Shares outstanding, end of period	5,975,002	2,775,002	7,925,002	4,625,002

(e)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)		FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)		FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)
Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (f)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (g)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (g)

$(251,522)	$(163,417)	$(71,440)	$(75,161)	$(1,024,626)	$(952,980)
2,198,475	1,349,576	1,260,984	49,433	12,934,027	7,643,207
(3,669,223)	1,377,041	(581,488)	874,087	(4,870,459)	8,553,774
(1,722,270)	2,563,200	608,056	848,359	7,038,942	15,244,001

—	—	(680,242)	(775,152)	—	—

116,798,096	28,900,039	3,781,259	27,267,929	477,237,902	199,352,514
(25,733,305)	(8,729,554)	(760,939)	(6,812,095)	(159,671,458)	(87,630,563)
91,064,791	20,170,485	3,020,320	20,455,834	317,566,444	111,721,951
89,342,521	22,733,685	2,948,134	20,529,041	324,605,386	126,965,952

22,733,685	—	20,529,041	—	126,965,952	—
$112,076,206	$22,733,685	$23,477,175	$20,529,041	$451,571,338	$126,965,952

1,000,002	—	675,002	—	3,850,002	—
5,000,000	1,400,002	125,000	900,002	14,125,000	6,575,002
(1,100,000)	(400,000)	(25,000)	(225,000)	(4,725,000)	(2,725,000)
4,900,002	1,000,002	775,002	675,002	13,250,002	3,850,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest Laddered Moderate Buffer ETF (BUFZ)		FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)
	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (h)	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (i)
OPERATIONS:
Net investment income (loss)	$(142,847)	$(114,398)	$(19,051)	$(2,360)
Net realized gain (loss)	3,979,664	1,196,753	(10,574)	135
Net change in unrealized appreciation (depreciation)	5,831,040	7,693,053	(1,346,403)	463,960
Net increase (decrease) in net assets resulting from operations	9,667,857	8,775,408	(1,376,028)	461,735

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	—	—	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	214,490,072	251,155,658	59,112,070	10,018,968
Cost of shares redeemed	(47,535,423)	(30,693,019)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	166,954,649	220,462,639	59,112,070	10,018,968
Total increase (decrease) in net assets	176,622,506	229,238,047	57,736,042	10,480,703

NET ASSETS:
Beginning of period	229,238,047	—	10,480,703	—
End of period	$405,860,553	$229,238,047	$68,216,745	$10,480,703

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,850,002	—	500,002	—
Shares sold	8,950,000	11,250,002	2,750,000	500,002
Shares redeemed	(2,000,000)	(1,400,000)	—	—
Shares outstanding, end of period	16,800,002	9,850,002	3,250,002	500,002

(h)	Inception date is October 25, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(i)	Inception date is May 29, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - January (GJAN)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$37.57	$32.97	$30.09
Income from investment operations:
Net investment income (loss) (b)	(0.16)	(0.29)	(0.16)
Net realized and unrealized gain (loss)	1.40	4.89	3.04
Total from investment operations	1.24	4.60	2.88
Net asset value, end of period	$38.81	$37.57	$32.97
Total return (c)	3.30%	13.95%	9.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$384,212	$253,631	$141,767
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.81)%	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is January 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - February (GFEB)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$36.23	$31.62	$29.32
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.28)	(0.13)
Net realized and unrealized gain (loss)	1.75	4.89	2.43
Total from investment operations	1.60	4.61	2.30
Net asset value, end of period	$37.83	$36.23	$31.62
Total return (c)	4.42%	14.58%	7.84%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$298,874	$393,977	$201,581
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.82)%	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is February 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - February (SFEB)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$21.14	$19.76
Income from investment operations:
Net investment income (loss) (b)	(0.09)	(0.09)
Net realized and unrealized gain (loss)	(0.01)	1.47
Total from investment operations	(0.10)	1.38
Net asset value, end of period	$21.04	$21.14
Total return (c)	(0.47)%	6.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$65,216	$66,585
Ratio of total expenses to average net assets	0.90% (d)	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.88)% (d)	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is February 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - March (XIMR)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$31.21	$30.77
Income from investment operations:
Net investment income (loss) (b)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	1.01	1.21
Total from investment operations	0.90	1.13
Distributions paid to shareholders from:
Net investment income	(1.04)	(0.69)
Net asset value, end of period	$31.07	$31.21
Total return (c)	2.93%	3.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$30,289	$21,067
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.71)% (d)	(0.56)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is March 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - March (GMAR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$36.32	$32.23	$29.64
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.28)	(0.12)
Net realized and unrealized gain (loss)	1.96	4.37	2.71
Total from investment operations	1.81	4.09	2.59
Net asset value, end of period	$38.13	$36.32	$32.23
Total return (c)	4.98%	12.69%	8.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$288,839	$361,428	$115,234
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)	(0.81)%	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is March 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - April (GAPR)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$36.46	$31.45	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.28)	(0.09)
Net realized and unrealized gain (loss)	1.69	5.29	1.86
Total from investment operations	1.54	5.01	1.77
Net asset value, end of period	$38.00	$36.46	$31.45
Total return (c)	4.22%	15.93%	5.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$245,129	$218,742	$165,902
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is April 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - May (GMAY)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$35.86	$31.63	$30.14
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.28)	(0.07)
Net realized and unrealized gain (loss)	1.72	4.51	1.56
Total from investment operations	1.57	4.23	1.49
Net asset value, end of period	$37.43	$35.86	$31.63
Total return (c)	4.38%	13.37%	4.94%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$218,017	$275,191	$117,046
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is May 19, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - May (SMAY)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$24.42	$21.06	$20.08
Income from investment operations:
Net investment income (loss) (b)	(0.11)	(0.19)	(0.05)
Net realized and unrealized gain (loss)	0.14	3.55	1.03
Total from investment operations	0.03	3.36	0.98
Net asset value, end of period	$24.45	$24.42	$21.06
Total return (c)	0.12%	15.95%	4.88%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$73,346	$76,925	$30,530
Ratio of total expenses to average net assets	0.90% (d)	0.90%	0.90% (d)
Ratio of net investment income (loss) to average net assets	(0.87)% (d)	(0.87)%	(0.90)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is May 19, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - June (XIJN)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.89	$30.49
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.03)
Net realized and unrealized gain (loss)	1.02	0.60
Total from investment operations	0.92	0.57
Distributions paid to shareholders from:
Net investment income	(0.99)	(0.17)
Net asset value, end of period	$30.82	$30.89
Total return (c)	3.05%	1.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,246	$4,634
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.67)% (d)	(0.55)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - June (GJUN)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$34.96	$30.53	$29.88
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.26)	(0.05)
Net realized and unrealized gain (loss)	1.67	4.69	0.70
Total from investment operations	1.52	4.43	0.65
Net asset value, end of period	$36.48	$34.96	$30.53
Total return (c)	4.35%	14.51%	2.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$278,169	$542,831	$331,204
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.80)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is June 16, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - July (GJUL)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$35.62	$30.84	$30.75
Income from investment operations:
Net investment income (loss) (b)	(0.15)	(0.27)	(0.03)
Net realized and unrealized gain (loss)	1.63	5.05	0.12
Total from investment operations	1.48	4.78	0.09
Net asset value, end of period	$37.10	$35.62	$30.84
Total return (c)	4.15%	15.50%	0.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$283,833	$368,715	$185,814
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is July 21, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - August (GAUG)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$34.32	$30.21	$29.68
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.26)	(0.01)
Net realized and unrealized gain (loss)	1.53	4.37	0.54
Total from investment operations	1.39	4.11	0.53
Net asset value, end of period	$35.71	$34.32	$30.21
Total return (c)	4.05%	13.60%	1.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$191,043	$175,028	$61,939
Ratio of total expenses to average net assets	0.85% (d)	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)%	(0.85)% (d)
Portfolio turnover rate (e)	0%	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - August (SAUG)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Period Ended 8/31/2023 (a)

Net asset value, beginning of period	$23.25	$20.26	$19.94
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.19)	(0.00) (c)
Net realized and unrealized gain (loss)	0.20	3.18	0.32
Total from investment operations	0.10	2.99	0.32
Net asset value, end of period	$23.35	$23.25	$20.26
Total return (d)	0.43%	14.76%	1.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$80,566	$58,121	$14,184
Ratio of total expenses to average net assets	0.90% (e)	0.90%	0.90% (e)
Ratio of net investment income (loss) to average net assets	(0.86)% (e)	(0.88)%	(0.90)% (e)
Portfolio turnover rate (f)	0%	0%	0%

(a)	Inception date is August 18, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - September (XISE)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.46	$30.15
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.19)
Net realized and unrealized gain (loss)	0.93	2.34
Total from investment operations	0.83	2.15
Distributions paid to shareholders from:
Net investment income	(0.95)	(1.84)
Net asset value, end of period	$30.34	$30.46
Total return (c)	2.79%	7.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$69,779	$78,442
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.64)% (d)	(0.65)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - September (GSEP)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$34.25	$30.15
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.26)
Net realized and unrealized gain (loss)	1.38	4.36
Total from investment operations	1.24	4.10
Net asset value, end of period	$35.49	$34.25
Total return (c)	3.62%	13.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$206,715	$128,444
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.83)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is September 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - October (GOCT)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$34.51	$30.33
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.24)
Net realized and unrealized gain (loss)	1.05	4.42
Total from investment operations	0.91	4.18
Net asset value, end of period	$35.42	$34.51
Total return (c)	2.64%	13.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$211,643	$95,773
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.84)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is October 20, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - November (GNOV)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$34.26	$30.65
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.21)
Net realized and unrealized gain (loss)	1.22	3.82
Total from investment operations	1.08	3.61
Net asset value, end of period	$35.34	$34.26
Total return (c)	3.15%	11.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$280,075	$158,473
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Small Cap Moderate Buffer ETF - November (SNOV)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$22.73	$19.97
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.15)
Net realized and unrealized gain (loss)	0.24 (c)	2.91
Total from investment operations	0.14	2.76
Net asset value, end of period	$22.87	$22.73
Total return (d)	0.62%	13.82%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$112,076	$22,734
Ratio of total expenses to average net assets	0.90% (e)	0.90% (e)
Ratio of net investment income (loss) to average net assets	(0.86)% (e)	(0.87)% (e)
Portfolio turnover rate (f)	0%	0%

(a)	Inception date is November 17, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Buffer & Premium Income ETF - December (XIDE)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$30.41	$30.04
Income from investment operations:
Net investment income (loss) (b)	(0.10)	(0.13)
Net realized and unrealized gain (loss)	0.98	1.67
Total from investment operations	0.88	1.54
Distributions paid to shareholders from:
Net investment income	(1.00)	(1.17)
Net asset value, end of period	$30.29	$30.41
Total return (c)	2.95%	5.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$23,477	$20,529
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.68)% (d)	(0.59)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest U.S. Equity Moderate Buffer ETF - December (GDEC)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$32.98	$30.04
Income from investment operations:
Net investment income (loss) (b)	(0.14)	(0.18)
Net realized and unrealized gain (loss)	1.24	3.12
Total from investment operations	1.10	2.94
Net asset value, end of period	$34.08	$32.98
Total return (c)	3.34%	9.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$451,571	$126,966
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.82)% (d)	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is December 15, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Moderate Buffer ETF (BUFZ)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$23.27	$19.81
Income from investment operations:
Net investment income (loss) (b)	(0.01)	(0.03)
Net realized and unrealized gain (loss)	0.90	3.49
Total from investment operations	0.89	3.46
Net asset value, end of period	$24.16	$23.27
Total return (c)	3.82%	17.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$405,861	$229,238
Ratio of total expenses to average net assets (d)	0.20% (e)	0.20% (e)
Ratio of net expenses to average net assets (d)	0.10% (e)	0.17% (e)
Ratio of net investment income (loss) to average net assets (d)	(0.10)% (e)	(0.17)% (e)
Portfolio turnover rate (f)	0% (g)	1%

(a)	Inception date is October 25, 2023, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)	Amount is less than 1%.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
FT Vest Laddered Small Cap Moderate Buffer ETF (BUFS)

	Six Months Ended 2/28/2025 (Unaudited)	Period Ended 8/31/2024 (a)

Net asset value, beginning of period	$20.96	$19.84
Income from investment operations:
Net investment income (loss) (b)	(0.01)	(0.01)
Net realized and unrealized gain (loss)	0.04 (c)	1.13
Total from investment operations	0.03	1.12
Net asset value, end of period	$20.99	$20.96
Total return (d)	0.14%	5.65%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$68,217	$10,481
Ratio of total expenses to average net assets (e)	0.20% (f)	0.20% (f)
Ratio of net expenses to average net assets (e)	0.10% (f)	0.15% (f)
Ratio of net investment income (loss) to average net assets (e)	(0.10)% (f)	(0.15)% (f)
Portfolio turnover rate (g)	1%	1%

(a)	Inception date is May 29, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the twenty-two funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below. The shares of each Fund are listed and traded on the Cboe BZX Exchange, Inc.

FT Vest U.S. Equity Moderate Buffer ETF - January – (ticker “GJAN”)
FT Vest U.S. Equity Moderate Buffer ETF - February – (ticker “GFEB”)
FT Vest U.S. Small Cap Moderate Buffer ETF - February – (ticker “SFEB”)
FT Vest U.S. Equity Buffer & Premium Income ETF - March – (ticker “XIMR”)
FT Vest U.S. Equity Moderate Buffer ETF - March – (ticker “GMAR”)
FT Vest U.S. Equity Moderate Buffer ETF - April – (ticker “GAPR”)
FT Vest U.S. Equity Moderate Buffer ETF - May – (ticker “GMAY”)
FT Vest U.S. Small Cap Moderate Buffer ETF - May – (ticker “SMAY”)
FT Vest U.S. Equity Buffer & Premium Income ETF - June – (ticker “XIJN”)
FT Vest U.S. Equity Moderate Buffer ETF - June – (ticker “GJUN”)
FT Vest U.S. Equity Moderate Buffer ETF - July – (ticker “GJUL”)
FT Vest U.S. Equity Moderate Buffer ETF - August – (ticker “GAUG”)
FT Vest U.S. Small Cap Moderate Buffer ETF - August – (ticker “SAUG”)
FT Vest U.S. Equity Buffer & Premium Income ETF - September – (ticker “XISE”)
FT Vest U.S. Equity Moderate Buffer ETF - September – (ticker “GSEP”)
FT Vest U.S. Equity Moderate Buffer ETF - October – (ticker “GOCT”)
FT Vest U.S. Equity Moderate Buffer ETF - November – (ticker “GNOV”)
FT Vest U.S. Small Cap Moderate Buffer ETF - November – (ticker “SNOV”)
FT Vest U.S. Equity Buffer & Premium Income ETF - December – (ticker “XIDE”)
FT Vest U.S. Equity Moderate Buffer ETF - December – (ticker “GDEC”)
FT Vest Laddered Moderate Buffer ETF – (ticker “BUFZ”)
FT Vest Laddered Small Cap Moderate Buffer ETF – (ticker “BUFS”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of GJAN is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap of 11.72% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period (an “Outcome Period”) from January 21, 2025 through January 16, 2026. Prior to January 21, 2025, the Fund’s investment objective included an upside cap of 12.95% and an Outcome Period of January 22, 2024 through January 17, 2025.
The investment objective of GFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.98% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 13.96% and an Outcome Period of February 20, 2024 through February 21, 2025.
The investment objective of SFEB is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares Russell 2000 ETF (the “Underlying Russell ETF”), up to a predetermined upside cap of 16.47% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from February 24, 2025 through February 20, 2026. Prior to February 24, 2025, the Fund’s investment objective included an upside cap of 19.28% and an Outcome Period of February 20, 2024 through February 21, 2025.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The investment objective of XIMR is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.60% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from March 19, 2024 through March 21, 2025.
The investment objective of GMAR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.37% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from March 18, 2024 through March 21, 2025.
The investment objective of GAPR is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 14.83% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from April 22, 2024 through April 17, 2025.
The investment objective of GMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 13.59% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from May 20, 2024 through May 16, 2025.
The investment objective of SMAY is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 17.93% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from May 20, 2024 through May 16, 2025.
The investment objective of XIJN is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.36% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from June 24, 2024 through June 20, 2025.
The investment objective of GJUN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 13.50% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from June 24, 2024 through June 20, 2025.
The investment objective of GJUL is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 13.17% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from July 22, 2024 through July 18, 2025.
The investment objective of GAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.07% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from August 19, 2024 through August 15, 2025.
The investment objective of SAUG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 17.27% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from August 19, 2024 through August 15, 2025.
The investment objective of XISE is to seek to provide investors with a consistent level of income that, when annualized, is approximately 6.67% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective sought to provide investors with a consistent level of income that, when annualized, was approximately 8.19% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of GSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.30% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from September 23, 2024 through September 19, 2025. Prior to September 23, 2024, the Fund’s investment objective included an upside cap of 14.76% and an Outcome Period of September 18, 2023 through September 20, 2024.
The investment objective of GOCT is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 11.66% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from October 21, 2024 through October 17, 2025. Prior to October 21, 2024, the Fund’s investment objective included an upside cap of 15.50% and an Outcome Period of October 23, 2023 through October 18, 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The investment objective of GNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.12% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 14.27% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of SNOV is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Russell ETF, up to a predetermined upside cap of 16.62% while providing a buffer (before fees and expenses) against the first 15% of Underlying Russell ETF losses, over the period from November 18, 2024 through November 21, 2025. Prior to November 18, 2024, the Fund’s investment objective included an upside cap of 17.92% and an Outcome Period of November 20, 2023 through November 15, 2024.
The investment objective of XIDE is to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.38% (before fees and expenses) while providing a buffer against the first 10% of Underlying SPDR ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective sought to provide investors with a consistent level of income that, when annualized, was approximately 7.56% and an Outcome Period of December 18, 2023 through December 20, 2024.
The investment objective of GDEC is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 12.31% while providing a buffer (before fees and expenses) against the first 15% of Underlying SPDR ETF losses, over the period from December 23, 2024 through December 19, 2025. Prior to December 23, 2024, the Fund’s investment objective included an upside cap of 13.31% and an Outcome Period of December 18, 2023 through December 20, 2024.
Under normal market conditions, each Fund, with the exception of BUFZ and BUFS, will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the SPDR® S&P 500® ETF Trust or the iShares Russell 2000 ETF (the “Underlying ETF”) and, for XIMR, XIJN, XISE and XIDE only, short-term (one year or less) U.S. Treasury securities.
The investment objective of BUFZ is to seek to provide investors with capital appreciation. BUFZ seeks to achieve its investment objective by providing investors with US large-cap equity market exposure while attempting to limit downside risk through a laddered portfolio of FT Vest U.S. Equity Moderate Buffer ETFs (“Underlying Laddered ETFs”). Under normal market conditions, BUFZ will invest substantially all of its assets in Underlying Laddered ETFs. Unlike the Underlying Laddered ETFs, BUFZ itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Laddered ETFs and BUFZ itself does not provide any stated buffer against losses. In order to understand BUFZ’s strategy and risks, it is important to understand the strategies and risks of the Underlying Laddered ETFs.
The investment objective of BUFS is to seek to provide investors with capital appreciation. BUFS seeks to achieve its investment objective by providing investors with small cap equity market exposure while attempting to limit downside risk through a laddered portfolio of FT Vest U.S. Small Cap Moderate Buffer ETFs (“Underlying Small Cap Laddered ETFs”). Under normal market conditions, BUFS will invest substantially all of its assets in Underlying Small Cap Laddered ETFs. Unlike the Underlying Small Cap Laddered ETFs, BUFS itself does not pursue a target outcome strategy. The buffer is only provided by the Underlying Small Cap Laddered ETFs and BUFS itself does not provide any stated buffer against losses. In order to understand BUFS’s strategy and risks, it is important to understand the strategies and risks of the Underlying Small Cap Laddered ETFs.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
U.S. Treasuries are valued on the basis of valuations provided by a third-party pricing service approved by the Trust’s Board of Trustees.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund, with the exception of BUFZ and BUFS, purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at February 28, 2025 are FLEX Options.
D. Affiliated Transactions
BUFZ and BUFS invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Amounts relating to investments in affiliated funds in BUFZ at February 28, 2025, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Equity Moderate Buffer ETF - January	870,649	$19,087,956	$17,994,236	$(3,969,036)	$313,458	$337,154	$33,763,768	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	892,977	19,109,154	17,868,208	(4,213,458)	653,033	373,313	33,790,250	—
FT Vest U.S. Equity Moderate Buffer ETF - March	889,890	19,107,448	17,883,776	(4,192,765)	730,361	358,191	33,887,011	—
FT Vest U.S. Equity Moderate Buffer ETF - April	892,231	19,101,228	17,842,506	(4,032,692)	572,972	415,678	33,899,692	—
FT Vest U.S. Equity Moderate Buffer ETF - May	904,130	19,100,191	17,885,758	(4,129,315)	632,272	334,597	33,823,503	—
FT Vest U.S. Equity Moderate Buffer ETF - June	926,632	19,140,170	17,898,548	(4,123,357)	490,750	351,093	33,757,204	—
FT Vest U.S. Equity Moderate Buffer ETF - July	911,186	19,116,067	17,900,586	(4,099,499)	450,936	382,239	33,750,329	—
FT Vest U.S. Equity Moderate Buffer ETF - August	947,578	19,126,803	17,895,387	(4,016,094)	502,331	316,033	33,824,460	—
FT Vest U.S. Equity Moderate Buffer ETF - September	953,316	19,053,114	17,973,024	(3,965,587)	452,890	286,378	33,799,819	—
FT Vest U.S. Equity Moderate Buffer ETF - October	954,270	19,072,437	18,158,405	(3,956,851)	275,999	233,077	33,783,067	—
FT Vest U.S. Equity Moderate Buffer ETF - November	955,150	19,077,702	18,005,629	(3,959,905)	326,914	276,007	33,726,347	—
FT Vest U.S. Equity Moderate Buffer ETF - December	992,748	19,095,837	18,001,018	(3,969,321)	429,124	315,904	33,872,562	—
		$229,188,107	$215,307,081	$(48,627,880)	$5,831,040	$3,979,664	$405,678,012	$—
Amounts relating to investments in affiliated funds in BUFS at February 28, 2025, and for the six months then ended are as follows:

Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Small Cap Moderate Buffer ETF - February	811,059	$2,626,959	$15,006,460	$(73,404)	$(497,736)	$(1,734)	$17,060,545	$—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	696,225	2,616,749	14,793,942	(41,716)	(372,325)	(1,798)	16,994,852	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Security Name	Shares at 2/28/2025	Value at 8/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 2/28/2025	Dividend Income
FT Vest U.S. Small Cap Moderate Buffer ETF - August	730,504	$2,614,418	$14,812,509	$(118,211)	$(240,019)	$(4,123)	$17,064,574	$—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	746,667	2,617,175	14,756,466	(73,058)	(236,323)	(2,919)	17,061,341	—
		$10,475,301	$59,369,377	$(306,389)	$(1,346,403)	$(10,574)	$68,181,312	$—
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, with the exception of XIMR, XIJN, XISE and XIDE which are declared and paid monthly and BUFZ and BUFS which are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During their applicable taxable periods, none of the Funds paid a distribution in 2024 or 2023.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
As of the applicable taxable year end, the components of distributable earnings on a tax basis for each Fund were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-24	$(94,499)	$(3,713,353)	$(175,021)
FT Vest U.S. Equity Moderate Buffer ETF - February	29-Feb-24	(186,280)	(12,015,438)	1,849,368
FT Vest U.S. Small Cap Moderate Buffer ETF - February	29-Feb-24	—	—	144,157
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-24	—	—	12,022
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-24	(193,679)	(11,867,540)	1,912,435
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-24	(306,943)	(9,864,400)	796,094
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-24	(376,306)	(11,089,556)	(345,610)
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-24	(91,876)	(715,981)	(93,129)
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-24	—	(1)	7,609
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-24	(924,009)	(19,292,155)	825,495
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-24	(1,383,029)	(32,578,696)	1,083,577
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-24	(565,479)	(7,817,256)	1,412,452
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-24	(235,147)	(827,943)	965,193
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-23	—	—	15,340
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-23	—	—	(282,520)
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-23	—	—	(36,355)
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-23	—	—	388,313
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-23	—	—	39,887
FT Vest U.S. Equity Buffer & Premium Income ETF - December	31-Dec-23	—	—	66,118
FT Vest U.S. Equity Moderate Buffer ETF - December	31-Dec-23	—	—	553,527
FT Vest Laddered Moderate Buffer ETF	31-Aug-24	(111,382)	—	7,692,726
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-24	—	—	463,960
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For GJAN, GFEB, GMAR, GAPR, GMAY, SMAY, GJUN, GJUL, GAUG and SAUG, the taxable years ended 2023 and 2024 remain open to federal and state audit. For XISE, GSEP, GOCT, GNOV, SNOV, XIDE, and GDEC, the taxable year ended 2023 remains open to federal and state audit. For SFEB, XIMR, XIJN, BUFZ, and BUFS, the taxable year ended 2024 remains open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At each Fund’s applicable taxable year end, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

	Taxable Year End	Non-Expiring Capital Loss Carryforwards
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-24	$3,713,353
FT Vest U.S. Equity Moderate Buffer ETF - February	29-Feb-24	12,015,438
FT Vest U.S. Small Cap Moderate Buffer ETF - February	29-Feb-24	—
FT Vest U.S. Equity Buffer & Premium Income ETF - March	31-Mar-24	—
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-24	11,867,540
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-24	9,864,400
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-24	11,089,556
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-24	715,981
FT Vest U.S. Equity Buffer & Premium Income ETF - June	30-Jun-24	1
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-24	19,292,155
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-24	32,578,696
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-24	7,817,256
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-24	827,943
FT Vest U.S. Equity Buffer & Premium Income ETF - September	30-Sep-23	—
FT Vest U.S. Equity Moderate Buffer ETF - September	30-Sep-23	—
FT Vest U.S. Equity Moderate Buffer ETF - October	31-Oct-23	—
FT Vest U.S. Equity Moderate Buffer ETF - November	30-Nov-23	—
FT Vest U.S. Small Cap Moderate Buffer ETF - November	30-Nov-23	—
FT Vest U.S. Equity Buffer & Premium Income ETF - December	31-Dec-23	—
FT Vest U.S. Equity Moderate Buffer ETF - December	31-Dec-23	—
FT Vest Laddered Moderate Buffer ETF	31-Aug-24	—
FT Vest Laddered Small Cap Moderate Buffer ETF	31-Aug-24	—
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following taxable year for federal income tax purposes. At each Fund’s applicable taxable year end, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Taxable Year End	Qualified Late Year Losses
		Ordinary Losses	Capital Losses
FT Vest U.S. Equity Moderate Buffer ETF - January	31-Jan-24	$94,499	$—
FT Vest U.S. Equity Moderate Buffer ETF - February	29-Feb-24	186,280	—
FT Vest U.S. Equity Moderate Buffer ETF - March	31-Mar-24	193,679	—
FT Vest U.S. Equity Moderate Buffer ETF - April	30-Apr-24	306,943	—
FT Vest U.S. Equity Moderate Buffer ETF - May	31-May-24	376,306	—
FT Vest U.S. Small Cap Moderate Buffer ETF - May	31-May-24	91,876	—
FT Vest U.S. Equity Moderate Buffer ETF - June	30-Jun-24	924,009	—
FT Vest U.S. Equity Moderate Buffer ETF - July	31-Jul-24	1,383,029	—
FT Vest U.S. Equity Moderate Buffer ETF - August	31-Aug-24	565,479	—
FT Vest U.S. Small Cap Moderate Buffer ETF - August	31-Aug-24	235,147	—
FT Vest Laddered Moderate Buffer ETF	31-Aug-24	111,382	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Moderate Buffer ETF - January	$384,741,472	$3,739,712	$(4,042,060)	$(302,348)
FT Vest U.S. Equity Moderate Buffer ETF - February	299,965,506	1,316,420	(2,239,341)	(922,921)
FT Vest U.S. Small Cap Moderate Buffer ETF - February	65,678,097	736,620	(1,158,679)	(422,059)
FT Vest U.S. Equity Buffer & Premium Income ETF - March	28,861,397	3,695,521	(2,248,914)	1,446,607
FT Vest U.S. Equity Moderate Buffer ETF - March	263,650,977	40,434,717	(15,038,867)	25,395,850
FT Vest U.S. Equity Moderate Buffer ETF - April	222,132,911	39,813,451	(16,662,221)	23,151,230
FT Vest U.S. Equity Moderate Buffer ETF - May	201,079,304	27,157,866	(10,073,993)	17,083,873
FT Vest U.S. Small Cap Moderate Buffer ETF - May	71,721,185	4,270,914	(2,595,957)	1,674,957
FT Vest U.S. Equity Buffer & Premium Income ETF - June	8,978,215	573,365	(300,217)	273,148
FT Vest U.S. Equity Moderate Buffer ETF - June	264,006,567	23,967,229	(9,695,799)	14,271,430
FT Vest U.S. Equity Moderate Buffer ETF - July	268,273,790	24,751,831	(9,045,507)	15,706,324
FT Vest U.S. Equity Moderate Buffer ETF - August	182,799,467	15,314,966	(6,963,122)	8,351,844
FT Vest U.S. Small Cap Moderate Buffer ETF - August	79,559,814	2,526,057	(1,466,998)	1,059,059
FT Vest U.S. Equity Buffer & Premium Income ETF - September	67,909,223	4,805,790	(2,899,288)	1,906,502
FT Vest U.S. Equity Moderate Buffer ETF - September	200,699,827	11,728,653	(5,578,836)	6,149,817
FT Vest U.S. Equity Moderate Buffer ETF - October	207,772,266	6,432,952	(2,436,976)	3,995,976
FT Vest U.S. Equity Moderate Buffer ETF - November	276,204,664	5,900,730	(1,857,186)	4,043,544
FT Vest U.S. Small Cap Moderate Buffer ETF - November	114,441,047	4,394,971	(6,687,153)	(2,292,182)
FT Vest U.S. Equity Buffer & Premium Income ETF - December	23,198,881	353,667	(61,068)	292,599
FT Vest U.S. Equity Moderate Buffer ETF - December	448,167,520	5,092,693	(1,409,378)	3,683,315
FT Vest Laddered Moderate Buffer ETF	392,364,377	13,524,093	—	13,524,093
FT Vest Laddered Small Cap Moderate Buffer ETF	69,104,316	—	(882,443)	(882,443)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. In addition, BUFZ and BUFS incur pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”). The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses. The annual unitary management fee payable by each Fund, with the exception of SFEB, SMAY, SAUG, SNOV, BUFZ and BUFS, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For SFEB, SMAY, SAUG and SNOV, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.9000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.8775%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.8550%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.8325%
Fund net assets greater than $10 billion	0.8100%
For BUFZ and BUFS, the annual unitary management fee payable by each Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.200%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.195%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.190%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.185%
Fund net assets greater than $10 billion up to and including $15 billion	0.180%
Fund net assets greater than $15 billion	0.170%
For BUFZ and BUFS, the Advisor has agreed to waive management fees of 0.10% of average daily net assets until December 31, 2025. During any period in which such waiver is in effect, each Fund will not be eligible for any breakpoint discounts. During the six months ended February 28, 2025, the Advisor waived fees of $144,017 and $19,263 for BUFZ and BUFS, respectively.
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of the expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2025, the Funds, except BUFZ and BUFS, had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund, except BUFZ and BUFS, holds options for a target outcome period of approximately one year based on the expiration date of the options, which occurs on the third Friday of the month corresponding to the month in each Fund name. For securities transactions purposes, the options are considered short-term investments.
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investments for BUFZ and BUFS, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
FT Vest Laddered Moderate Buffer ETF	$849,151	$1,098,690
FT Vest Laddered Small Cap Moderate Buffer ETF	271,625	306,389
For the six months ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Moderate Buffer ETF - January	$26,693,376	$233,242,832
FT Vest U.S. Equity Moderate Buffer ETF - February	203,167,265	370,946,886
FT Vest U.S. Small Cap Moderate Buffer ETF - February	2,098,866	79,560,089
FT Vest U.S. Equity Buffer & Premium Income ETF - March	—	—
FT Vest U.S. Equity Moderate Buffer ETF - March	—	90,827,106
FT Vest U.S. Equity Moderate Buffer ETF - April	—	12,785,555
FT Vest U.S. Equity Moderate Buffer ETF - May	—	69,714,808
FT Vest U.S. Small Cap Moderate Buffer ETF - May	—	14,751,400
FT Vest U.S. Equity Buffer & Premium Income ETF - June	—	—
FT Vest U.S. Equity Moderate Buffer ETF - June	895,228	298,619,716
FT Vest U.S. Equity Moderate Buffer ETF - July	—	101,740,892
FT Vest U.S. Equity Moderate Buffer ETF - August	—	37,716,098
FT Vest U.S. Small Cap Moderate Buffer ETF - August	—	3,558,051
FT Vest U.S. Equity Buffer & Premium Income ETF - September	—	—
FT Vest U.S. Equity Moderate Buffer ETF - September	4,229,625	142,673,534
FT Vest U.S. Equity Moderate Buffer ETF - October	886,847	104,433,639
FT Vest U.S. Equity Moderate Buffer ETF - November	—	177,947,976
FT Vest U.S. Small Cap Moderate Buffer ETF - November	2,286,024	25,675,943
FT Vest U.S. Equity Buffer & Premium Income ETF - December	—	—
FT Vest U.S. Equity Moderate Buffer ETF - December	4,993,890	158,423,709
FT Vest Laddered Moderate Buffer ETF	214,457,930	47,529,190
FT Vest Laddered Small Cap Moderate Buffer ETF	59,097,752	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 28, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
GJAN
Options contracts	Equity Risk	Options contracts purchased, at value	$393,525,245	Options contracts written, at value	$13,177,978
GFEB
Options contracts	Equity Risk	Options contracts purchased, at value	307,197,750	Options contracts written, at value	11,524,200
SFEB
Options contracts	Equity Risk	Options contracts purchased, at value	68,069,625	Options contracts written, at value	3,600,242
XIMR
Options contracts	Equity Risk	Options contracts purchased, at value	34,692,647	Options contracts written, at value	4,782,878
GMAR
Options contracts	Equity Risk	Options contracts purchased, at value	296,572,068	Options contracts written, at value	8,403,304
GAPR
Options contracts	Equity Risk	Options contracts purchased, at value	259,173,473	Options contracts written, at value	14,803,882
GMAY
Options contracts	Equity Risk	Options contracts purchased, at value	223,148,657	Options contracts written, at value	5,970,091
SMAY
Options contracts	Equity Risk	Options contracts purchased, at value	73,575,311	Options contracts written, at value	545,594
XIJN
Options contracts	Equity Risk	Options contracts purchased, at value	10,055,569	Options contracts written, at value	1,086,891
GJUN
Options contracts	Equity Risk	Options contracts purchased, at value	282,665,852	Options contracts written, at value	5,856,852
GJUL
Options contracts	Equity Risk	Options contracts purchased, at value	289,422,077	Options contracts written, at value	7,139,419
GAUG
Options contracts	Equity Risk	Options contracts purchased, at value	195,996,323	Options contracts written, at value	6,108,580
SAUG
Options contracts	Equity Risk	Options contracts purchased, at value	81,875,450	Options contracts written, at value	1,829,354
XISE
Options contracts	Equity Risk	Options contracts purchased, at value	73,948,644	Options contracts written, at value	7,220,994

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
GSEP
Options contracts	Equity Risk	Options contracts purchased, at value	$211,663,149	Options contracts written, at value	$6,393,170
GOCT
Options contracts	Equity Risk	Options contracts purchased, at value	215,397,029	Options contracts written, at value	5,441,849
GNOV
Options contracts	Equity Risk	Options contracts purchased, at value	286,090,964	Options contracts written, at value	8,361,150
SNOV
Options contracts	Equity Risk	Options contracts purchased, at value	115,507,568	Options contracts written, at value	4,437,992
XIDE
Options contracts	Equity Risk	Options contracts purchased, at value	24,232,872	Options contracts written, at value	2,299,853
GDEC
Options contracts	Equity Risk	Options contracts purchased, at value	461,565,013	Options contracts written, at value	14,174,968
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	GJAN	GFEB	SFEB	XIMR	GMAR
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$43,339,748	$52,756,473	$983,344	$—	$12,650,909
Written options contracts	(17,562,553)	(10,484,164)	2,568,170	—	(463,938)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(30,711,758)	(34,596,488)	(3,125,147)	976,909	2,404,471
Written options contracts	13,304,919	6,303,540	(632,382)	(186,308)	2,047,732

Statements of Operations Location	GAPR	GMAY	SMAY	XIJN	GJUN
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$1,762,611	$6,154,027	$1,636,418	$118	$19,874,821
Written options contracts	(326,982)	(458,748)	364,403	(393)	349,101
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	8,125,589	5,156,854	(4,133,972)	189,823	(312,490)
Written options contracts	590,561	1,266,952	2,441,718	13,288	437,728

Statements of Operations Location	GJUL	GAUG	SAUG	XISE	GSEP
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$7,170,197	$2,340,748	$274,782	$13,988,378	$24,991,743
Written options contracts	124,320	220,831	101,174	(9,753,304)	(11,482,310)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Statements of Operations Location	GJUL	GAUG	SAUG	XISE	GSEP
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	$7,011,391	$6,396,210	$(2,634,113)	$(10,157,711)	$(15,969,404)
Written options contracts	1,191,454	543,182	2,727,979	8,351,822	11,519,739

Statements of Operations Location	GOCT	GNOV	SNOV	XIDE	GDEC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$19,403,480	$33,279,936	$2,769,772	$4,009,183	$25,543,245
Written options contracts	(14,112,655)	(16,027,048)	(571,297)	(2,748,199)	(12,609,218)
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(14,240,245)	(25,456,970)	(6,269,218)	(2,827,383)	(16,461,331)
Written options contracts	14,719,453	15,429,838	2,599,995	2,245,363	11,590,872
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the six months ended February 28, 2025, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
GJAN	$611,185,614	$458,008,600	$32,638,137	$24,955,930
GFEB	546,971,618	616,053,022	27,776,963	29,210,901
SFEB	142,255,979	139,463,107	3,911,376	3,187,178
XIMR	10,692,286	—	1,602,644	—
GMAR	21,720,284	100,668,182	1,152,561	4,815,690
GAPR	32,373,059	11,960,736	2,551,041	610,811
GMAY	6,536,764	71,197,351	241,668	2,698,245
SMAY	12,998,149	15,059,249	488,424	1,020,958
XIJN	7,473,828	2,450,747	863,134	274,626
GJUN	31,907,450	303,191,561	1,086,693	11,243,309
GJUL	6,298,510	101,209,461	215,212	4,131,148
GAUG	47,266,554	37,605,253	1,810,589	1,879,727
SAUG	29,562,837	5,920,017	1,606,833	427,560
XISE	85,769,958	100,093,196	8,234,405	13,720,831
GSEP	384,857,348	299,454,258	21,646,390	17,823,965
GOCT	307,998,865	189,915,585	21,962,790	17,851,102
GNOV	494,233,515	358,509,008	38,762,504	32,890,940
SNOV	155,872,363	58,558,046	9,957,491	4,728,819
XIDE	25,069,010	22,335,751	2,711,254	2,599,827
GDEC	858,296,973	518,006,889	57,116,349	42,579,637
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025 for GJAN, GFEB, GMAR, GAPR, GMAY, SMAY, GJUN, GJUL, GAUG, SAUG, XISE, GSEP, GOCT, GNOV, SNOV, XIDE, GDEC and BUFZ, February 5, 2026 for SFEB, March 18, 2026 for XIMR, May 21, 2026 for BUFS, and June 10, 2026 for XIJN.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
As of March 24, 2025, the investment objective of XIMR changed to seek to provide investors with a consistent level of income that, when annualized, is approximately 7.22% and an Outcome Period of March 24, 2025 through March 20, 2026.
As of March 24, 2025, the investment objective of GMAR changed to include an upside cap of 12.20% and an Outcome Period of March 24, 2025 through March 20, 2026.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
As of April 21, 2025, the investment objective of GAPR changed to include an upside cap of 14.78% and an Outcome Period of April 21, 2025 through April 17, 2026.

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by iShares Russell 2000 ETF, BFA, Russell, SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the iShares Russell 2000 ETF or SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Semi-Annual Consolidated Financial Statements and Other Information
For the Six Months Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Semi-Annual Consolidated Financial Statements and Other Information
February 28, 2025
Performance and Risk Disclosure
There is no assurance that First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 73.5%
	Capital Markets — 26.7%
44,123	Coinbase Global, Inc., Class A (b)	$9,513,801
662,231	Galaxy Digital Holdings Ltd. (CAD) (b)	9,855,078
7,830	Interactive Brokers Group, Inc., Class A	1,600,452
32,261	Robinhood Markets, Inc., Class A (b)	1,616,276
		22,585,607
	Health Care Equipment & Supplies — 0.5%
9,843	Semler Scientific, Inc. (b)	422,462
	Hotels, Restaurants & Leisure — 0.5%
16,338	Metaplanet, Inc. (JPY) (b) (c)	374,665
	Interactive Media & Services — 8.2%
19,696	Alphabet, Inc., Class C	3,392,045
5,082	Meta Platforms, Inc., Class A	3,395,792
16,986	Rumble, Inc. (b)	158,310
		6,946,147
	Semiconductors & Semiconductor Equipment — 4.1%
27,777	NVIDIA Corp.	3,469,903
	Software — 33.3%
51,070	Bitdeer Technologies Group, Class A (b)	628,672
111,886	Bitfarms Ltd. (b)	129,788
862,857	Cipher Mining, Inc. (b)	3,520,456
440,407	Cleanspark, Inc. (b)	3,518,852
202,204	Core Scientific, Inc. (b)	2,256,597
166,811	Hive Digital Technologies Ltd. (b)	345,299
14,864	Hut 8 Corp. (b)	219,244
431,819	IREN, Ltd. (b)	3,558,188
254,392	MARA Holdings, Inc. (b)	3,541,137
8,543	Microsoft Corp.	3,391,485
7,236	MicroStrategy, Inc., Class A (b)	1,848,291
292,582	Riot Platforms, Inc. (b)	2,715,161
588,446	Terawulf, Inc. (b)	2,465,589
		28,138,759
	Specialty Retail — 0.2%
7,781	GameStop Corp., Class A (b)	194,836
	Total Common Stocks	62,132,379
	(Cost $59,149,728)
EXCHANGE-TRADED PRODUCTS — 21.4%
	Capital Markets — 21.4%
73,166	Bitwise Bitcoin ETF (b)	3,353,930
Shares	Description	Value

	Capital Markets (Continued)
52,089	Fidelity Wise Origin Bitcoin Fund (b)	$3,828,542
39,904	Invesco Galaxy Bitcoin ETF (b)	3,353,931
88,537	iShares Bitcoin Trust ETF (b)	4,240,922
140,975	VanEck Bitcoin ETF (b)	3,355,205
	Total Exchange-Traded Products	18,132,530
	(Cost $17,099,071)
MONEY MARKET FUNDS — 2.3%
1,910,988	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (d)	1,910,988
	(Cost $1,910,988)

	Total Investments — 97.2%	82,175,897
	(Cost $78,159,787)
	Net Other Assets and Liabilities — 2.8%	2,344,301
	Net Assets — 100.0%	$84,520,198

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At February 28, 2025, securities
noted as such are valued at $374,665 or 0.5% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Consolidated Portfolio of Investments:
CAD	– Canadian Dollar
JPY	– Japanese Yen
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Consolidated Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Hotels, Restaurants & Leisure	$ 374,665	$ —	$ 374,665	$ —
Other Industry Categories*	61,757,714	61,757,714	—	—
Exchange-Traded Products*	18,132,530	18,132,530	—	—
Money Market Funds	1,910,988	1,910,988	—	—
Total Investments	$82,175,897	$81,801,232	$374,665	$—

*	See Consolidated Portfolio of Investments for industry breakout.
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

ASSETS:
Investments, at value	$82,175,897
Cash	765
Receivables:
Investment securities sold	22,424,345
Capital shares sold	716,245
Dividends	787
Total Assets	105,318,039

LIABILITIES:
Payables:
Investment securities purchased	20,731,695
Investment advisory fees	66,146
Total Liabilities	20,797,841
NET ASSETS	$84,520,198

NET ASSETS consist of:
Paid-in capital	$111,667,596
Par value	59,000
Accumulated distributable earnings (loss)	(27,206,398)
NET ASSETS	$84,520,198
NET ASSET VALUE, per share	$14.33
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,900,002
Investments, at cost	$78,159,787
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Statement of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$14,417
Foreign withholding tax	(79)
Total investment income	14,338

EXPENSES:
Investment advisory fees	354,447
Total expenses	354,447
NET INVESTMENT INCOME (LOSS)	(340,109)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	9,346,693
In-kind redemptions	346,510
Foreign currency transactions	(5,445)
Net realized gain (loss)	9,687,758
Net change in unrealized appreciation (depreciation) on:
Investments	(1,949,278)
Foreign currency translation	2,830
Net change in unrealized appreciation (depreciation)	(1,946,448)
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,741,310
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,401,201
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Statements of Changes in Net Assets

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(340,109)	$(334,404)
Net realized gain (loss)	9,687,758	5,549,981
Net change in unrealized appreciation (depreciation)	(1,946,448)	14,173,113
Net increase (decrease) in net assets resulting from operations	7,401,201	19,388,690

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,600,041)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	28,591,037	17,141,615
Cost of shares redeemed	(922,605)	(5,089,136)
Net increase (decrease) in net assets resulting from shareholder transactions	27,668,432	12,052,479
Total increase (decrease) in net assets	33,469,592	31,441,169

NET ASSETS:
Beginning of period	51,050,606	19,609,437
End of period	$84,520,198	$51,050,606

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,450,002	3,400,002
Shares sold	1,500,000	1,450,000
Shares redeemed	(50,000)	(400,000)
Shares outstanding, end of period	5,900,002	4,450,002
See Notes to Consolidated Financial Statements

First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$11.47	$5.77	$6.27	$18.91
Income from investment operations:
Net investment income (loss) (b)	(0.07)	(0.08)	(0.04)	(0.08)
Net realized and unrealized gain (loss)	3.24	5.78	(0.46)	(12.36)
Total from investment operations	3.17	5.70	(0.50)	(12.44)
Distributions paid to shareholders from:
Net investment income	(0.31)	—	(0.00) (c)	(0.20)
Net realized gain	—	—	—	(0.00) (c)
Total distributions	(0.31)	—	(0.00) (c)	(0.20)
Net asset value, end of period	$14.33	$11.47	$5.77	$6.27
Total return (d)	27.25%	98.79%	(7.95)%	(66.46)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$84,520	$51,051	$19,609	$26,637
Ratio of total expenses to average net assets	0.85% (e)	0.85%	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.82)% (e)	(0.82)%	(0.76)%	(0.76)% (e)
Portfolio turnover rate (f)	167%	215%	197%	90%

(a)	Inception date is September 20, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “CRPT” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund’s investment objective is to provide investors with capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the common stocks and American Depositary Receipts (“ADRs”) of Crypto Industry Companies, including Bitcoin Exchange-Traded Products, and Digital Economy Companies. Under normal market conditions, the Fund will invest at least 50% of its net assets (plus any investment borrowings) in Crypto Industry Companies. The remainder of the Fund’s net assets used to satisfy the 80% test set forth above will be invested in Digital Economy Companies. The Fund generally intends to invest up to 25% of its net assets in Bitcoin Exchange-Traded Products; however, at certain times, the Fund may invest more than 25% of its net assets in Bitcoin Exchange-Traded Products. For tax purposes, certain Bitcoin Exchange-Traded Products will be held indirectly via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). As of February 28, 2025, the Fund invested 17.31% of the Fund’s total assets in the Subsidiary. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The consolidated financial statements include the accounts on a consolidated basis of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements. The preparation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Consolidated Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, exchange-traded products and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2025 (Unaudited)
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2025, is included with the Fund’s Consolidated Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.
C. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Consolidated Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Consolidated Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Consolidated Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Consolidated Statement of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for consolidated financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended August 31, 2024.
As of August 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$653,751
Accumulated capital and other gain (loss)	(32,280,929)

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2025 (Unaudited)
Net unrealized appreciation (depreciation)	(1,380,380)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income, whether or not such earnings are distributed by the Subsidiary to the Fund. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 and taxable years ended 2023 and 2024 remain open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s consolidated financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2024, for federal income tax purposes, the Fund had $32,280,929 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
During the fiscal year ended August 31, 2024, the Fund utilized $5,596,709 of non-expiring capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2024, the Fund had no net late year ordinary or capital losses.
As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$78,159,787	$6,591,410	$(2,575,300)	$4,016,110
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2025 (Unaudited)
and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the consolidated financial statements and consolidated financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the Fund’s and the Subsidiary’s investment portfolios, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
SkyBridge Capital II, LLC (“SkyBridge” or the “Sub-Advisor”) serves as the Fund’s sub-advisor and manages the Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Fund, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Fund, the Advisor and SkyBridge, First Trust will supervise SkyBridge and its management of the investment of the Fund’s assets and will pay SkyBridge for its services as the Fund’s sub-advisor. SkyBridge receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. First Trust will also be responsible for the Fund’s and the Subsidiary’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to SkyBridge will be reduced to reflect the reduction in the Advisor’s management fee.
The Subsidiary does not pay First Trust a separate management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2025 (Unaudited)
4. Purchases and Sales of Securities
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $131,350,490 and $131,758,099, respectively.
For the six months ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $22,716,863 and $717,713, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Consolidated Financial Statements (Continued)
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2025 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements that have not already been disclosed.

Other Information
First Trust SkyBridge Crypto Industry and Digital Economy ETF (CRPT)
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Consolidated Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

First Trust Multi-Manager Large Growth ETF (MMLG)
Wellington Management Company LLP
Sands Capital Management, LLC

First Trust Multi-Manager Large Growth ETF (MMLG)
Semi-Annual Financial Statements and Other Information
February 28, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Multi-Manager Large Growth ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.7%
	Aerospace & Defense — 0.8%
1,084	Axon Enterprise, Inc. (a)	$572,840
	Automobiles — 1.3%
3,315	Tesla, Inc. (a)	971,229
	Banks — 1.6%
95,308	NU Holdings Ltd., Class A (a)	1,024,561
2,600	Wells Fargo & Co.	203,632
		1,228,193
	Beverages — 0.4%
5,092	Monster Beverage Corp. (a)	278,278
	Biotechnology — 1.2%
14,026	Ultragenyx Pharmaceutical, Inc. (a)	601,996
705	Vertex Pharmaceuticals, Inc. (a)	338,252
		940,248
	Broadline Retail — 6.0%
21,563	Amazon.com, Inc. (a)	4,577,394
	Building Products — 0.3%
1,644	Builders FirstSource, Inc. (a)	228,500
	Capital Markets — 3.1%
2,077	Ares Management Corp., Class A	355,042
780	Interactive Brokers Group, Inc., Class A	159,432
7,506	Intercontinental Exchange, Inc.	1,300,265
2,156	KKR & Co., Inc.	292,332
464	S&P Global, Inc.	247,655
		2,354,726
	Chemicals — 0.6%
1,273	Sherwin-Williams (The) Co.	461,170
	Communications Equipment — 0.5%
3,910	Arista Networks, Inc. (a)	363,825
	Consumer Finance — 0.5%
1,299	American Express Co.	390,947
	Electrical Equipment — 0.7%
1,226	Emerson Electric Co.	149,094
535	GE Vernova, Inc.	179,321
2,003	Vertiv Holdings Co., Class A	190,626
		519,041
	Electronic Equipment, Instruments & Components — 1.0%
3,098	Amphenol Corp., Class A	206,327
1,774	CDW Corp.	316,127
2,913	Coherent Corp. (a)	219,028
		741,482
Shares	Description	Value

	Entertainment — 10.2%
4,428	Liberty Media Corp.-Liberty Formula One, Class C (a)	$426,992
2,935	Live Nation Entertainment, Inc. (a)	420,762
2,411	Netflix, Inc. (a)	2,364,130
12,044	ROBLOX Corp., Class A (a)	766,480
12,260	Sea Ltd., ADR (a)	1,560,330
3,714	Spotify Technology S.A. (a)	2,258,149
		7,796,843
	Financial Services — 4.3%
14,545	Block, Inc. (a)	949,788
2,235	Mastercard, Inc., Class A	1,288,053
2,807	Visa, Inc., Class A	1,018,127
		3,255,968
	Ground Transportation — 1.8%
18,530	Uber Technologies, Inc. (a)	1,408,465
	Health Care Equipment & Supplies — 2.9%
3,677	Boston Scientific Corp. (a)	381,636
17,754	Dexcom, Inc. (a)	1,568,921
3,365	Edwards Lifesciences Corp. (a)	241,001
		2,191,558
	Health Care Providers & Services — 0.4%
638	UnitedHealth Group, Inc.	303,024
	Health Care Technology — 0.6%
2,083	Veeva Systems, Inc., Class A (a)	466,884
	Hotels, Restaurants & Leisure — 3.1%
8,933	Chipotle Mexican Grill, Inc. (a)	482,114
7,604	DoorDash, Inc., Class A (a)	1,508,938
6,662	DraftKings, Inc., Class A (a)	292,195
2,109	Viking Holdings Ltd. (a)	101,443
		2,384,690
	Independent Power and Renewable Electricity Producers — 0.1%
648	Vistra Corp.	86,612
	Interactive Media & Services — 7.2%
9,664	Alphabet, Inc., Class A	1,645,586
5,439	Meta Platforms, Inc., Class A	3,634,340
5,612	Pinterest, Inc., Class A (a)	207,531
		5,487,457
	IT Services — 5.1%
10,104	Cloudflare, Inc., Class A (a)	1,468,111
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
809	Gartner, Inc. (a)	$403,141
17,972	Shopify, Inc., Class A (a)	2,012,864
		3,884,116
	Machinery — 0.4%
3,916	Ingersoll Rand, Inc.	331,998
	Oil, Gas & Consumable Fuels — 0.7%
753	Diamondback Energy, Inc.	119,697
28,619	Venture Global, Inc., Class A (a)	431,861
		551,558
	Pharmaceuticals — 1.9%
1,551	Eli Lilly & Co.	1,427,897
	Semiconductors & Semiconductor Equipment — 13.1%
12,614	Broadcom, Inc.	2,515,610
788	KLA Corp.	558,566
1,898	Marvell Technology, Inc.	174,274
44,344	NVIDIA Corp.	5,539,452
2,940	QUALCOMM, Inc.	462,080
4,052	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	731,508
		9,981,490
	Software — 20.9%
614	Adobe, Inc. (a)	269,276
4,637	AppLovin Corp., Class A (a)	1,510,456
8,188	Atlassian Corp., Class A (a)	2,327,521
1,387	Cadence Design Systems, Inc. (a)	347,443
9,974	Datadog, Inc., Class A (a)	1,162,470
339	HubSpot, Inc. (a)	245,433
872	Intuit, Inc.	535,268
10,460	Microsoft Corp.	4,152,515
1,547	Palantir Technologies, Inc., Class A (a)	131,371
1,838	Palo Alto Networks, Inc. (a)	350,010
1,620	PTC, Inc. (a)	265,081
2,194	Salesforce, Inc.	653,483
28,914	Samsara, Inc., Class A (a)	1,378,620
2,810	ServiceNow, Inc. (a)	2,612,626
		15,941,573
	Specialized REITs — 0.5%
383	Equinix, Inc.	346,469
	Specialty Retail — 0.7%
404	O’Reilly Automotive, Inc. (a)	554,951
	Technology Hardware, Storage & Peripherals — 5.3%
16,676	Apple, Inc.	4,032,924
Shares	Description	Value

	Textiles, Apparel & Luxury Goods — 0.3%
3,077	NIKE, Inc., Class B	$244,406
	Trading Companies & Distributors — 0.2%
1,439	FTAI Aviation Ltd.	185,214
	Total Common Stocks	74,491,970
	(Cost $59,268,992)
MONEY MARKET FUNDS — 2.3%
1,737,154	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (b)	1,737,154
	(Cost $1,737,154)

	Total Investments — 100.0%	76,229,124
	(Cost $61,006,146)
	Net Other Assets and Liabilities — (0.0)%	(29,447)
	Net Assets — 100.0%	$76,199,677

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 74,491,970	$ 74,491,970	$ —	$ —
Money Market Funds	1,737,154	1,737,154	—	—
Total Investments	$76,229,124	$76,229,124	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

ASSETS:
Investments, at value	$76,229,124
Dividends receivable	22,114
Total Assets	76,251,238

LIABILITIES:
Investment advisory fees payable	51,561
Total Liabilities	51,561
NET ASSETS	$76,199,677

NET ASSETS consist of:
Paid-in capital	$79,646,036
Par value	25,000
Accumulated distributable earnings (loss)	(3,471,359)
NET ASSETS	$76,199,677
NET ASSET VALUE, per share	$30.48
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,500,002
Investments, at cost	$61,006,146
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statement of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$162,352
Foreign withholding tax	(750)
Total investment income	161,602

EXPENSES:
Investment advisory fees	315,738
Total expenses	315,738
NET INVESTMENT INCOME (LOSS)	(154,136)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(804,288)
In-kind redemptions	1,468,227
Net realized gain (loss)	663,939
Net change in unrealized appreciation (depreciation) on investments	6,114,052
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,777,991
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,623,855
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Statements of Changes in Net Assets

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(154,136)	$(223,991)
Net realized gain (loss)	663,939	(597,257)
Net change in unrealized appreciation (depreciation)	6,114,052	14,513,863
Net increase (decrease) in net assets resulting from operations	6,623,855	13,692,615

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,452,057	25,969,479
Cost of shares redeemed	(4,426,573)	(11,436,094)
Net increase (decrease) in net assets resulting from shareholder transactions	25,484	14,533,385
Total increase (decrease) in net assets	6,649,339	28,226,000

NET ASSETS:
Beginning of period	69,550,338	41,324,338
End of period	$76,199,677	$69,550,338

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,500,002	1,900,002
Shares sold	150,000	1,050,000
Shares redeemed	(150,000)	(450,000)
Shares outstanding, end of period	2,500,002	2,500,002
See Notes to Financial Statements

First Trust Multi-Manager Large Growth ETF (MMLG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$27.82	$21.75	$18.14	$28.27	$21.86	$19.84
Income from investment operations:
Net investment income (loss)	(0.06) (b)	(0.10) (b)	(0.05) (b)	(0.18)	0.01	(0.00) (c)
Net realized and unrealized gain (loss)	2.72	6.17	3.66	(9.95)	6.46	2.02
Total from investment operations	2.66	6.07	3.61	(10.13)	6.47	2.02
Distributions paid to shareholders from:
Net investment income	—	—	—	—	(0.04)	—
Net realized gain	—	—	—	—	(0.02)	—
Total distributions	—	—	—	—	(0.06)	—
Net asset value, end of period	$30.48	$27.82	$21.75	$18.14	$28.27	$21.86
Total return (d)	9.56%	27.91%	19.90%	(35.83)%	29.65%	10.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,200	$69,550	$41,324	$63,478	$171,005	$2,186
Ratio of total expenses to average net assets	0.85% (e)	0.85%	0.85%	0.85%	0.85%	0.85% (e)
Ratio of net investment income (loss) to average net assets	(0.41)% (e)	(0.38)%	(0.29)%	(0.49)%	(0.49)%	(0.21)% (e)
Portfolio turnover rate (f)	35%	41%	29%	31%	21%	2%

(a)	Inception date is July 21, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Multi-Manager Large Growth ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “MMLG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in equity securities issued by large capitalization companies. The Fund considers large capitalization companies to be those companies with market capitalizations within the market capitalization range of the companies comprising the Russell 1000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States, common stocks issued by non-U.S. companies that are principally traded in the United States and American Depositary Receipts. The Fund utilizes a multi-manager approach to provide exposure to the large capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2025 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2025 (Unaudited)
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended August 31, 2024.
As of August 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$(173,227)
Accumulated capital and other gain (loss)	(17,786,337)
Net unrealized appreciation (depreciation)	7,864,350
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2024, for federal income tax purposes, the Fund had $17,786,337 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2024, the Fund incurred and elected to defer net late year ordinary or capital losses as follows:

Qualified Late Year Losses
Ordinary Losses	Capital Losses
$173,227	$—

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2025 (Unaudited)
As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$61,006,146	$18,007,988	$(2,785,010)	$15,222,978
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the Fund’s portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion up to and including $15 billion	0.76500%
Fund net assets greater than $15 billion	0.72250%
The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Wellington Management Company LLP (“Wellington”) and Sands Capital Management, LLC (“Sands Capital”) (each, a “Sub-Advisor” and together, “Sub-Advisors”), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the “Sub-Advisory Agreements”). In this capacity, Wellington and Sands Capital are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund’s portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.30% of the average daily net assets of the Fund (i.e.,

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2025 (Unaudited)
for each sub-advisor, 0.30% of the average daily net assets of the portion of the Fund’s assets allocated to that sub-advisor). Each Sub-Advisor’s fees are paid by First Trust out of First Trust’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $25,797,325 and $26,506,968, respectively.
For the six months ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $4,373,884 and $4,367,737, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2025 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Multi-Manager Large Growth ETF (MMLG)
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Driehaus Capital Management LLC
Stephens Investment Management Group, LLC

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Semi-Annual Financial Statements and Other Information
February 28, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.1%
	Aerospace & Defense — 7.3%
1,205	AeroVironment, Inc. (a)	$180,292
318	Axon Enterprise, Inc. (a)	168,047
809	BWX Technologies, Inc.	84,112
515	Curtiss-Wright Corp.	165,655
4,542	Embraer S.A., ADR (a)	216,426
841	HEICO Corp., Class A	179,267
1,260	Hexcel Corp.	79,846
3,018	Karman Holdings, Inc. (a)	95,188
10,415	Kratos Defense & Security Solutions, Inc. (a)	274,852
7,902	Leonardo DRS, Inc. (a)	240,616
930	Loar Holdings, Inc. (a)	67,583
2,057	Rocket Lab USA, Inc. (a)	42,148
		1,794,032
	Air Freight & Logistics — 0.5%
2,706	Hub Group, Inc., Class A	111,217
	Automobile Components — 0.1%
436	Modine Manufacturing Co. (a)	36,868
	Banks — 0.7%
1,558	Bancorp (The), Inc. (a)	86,967
843	Western Alliance Bancorp	73,274
		160,241
	Biotechnology — 9.9%
1,651	Alkermes PLC (a)	56,679
4,142	Amicus Therapeutics, Inc. (a)	39,308
2,710	Apogee Therapeutics, Inc. (a)	85,202
2,417	Avidity Biosciences, Inc. (a)	74,057
644	Blueprint Medicines Corp. (a)	62,191
2,713	Bridgebio Pharma, Inc. (a)	94,684
6,398	Crinetics Pharmaceuticals, Inc. (a)	228,920
5,484	Exelixis, Inc. (a)	212,176
3,119	Halozyme Therapeutics, Inc. (a)	184,489
610	Insmed, Inc. (a)	49,745
2,080	Kymera Therapeutics, Inc. (a)	65,208
1,884	Merus N.V. (a)	88,717
1,437	Natera, Inc. (a)	223,583
895	Nuvalent, Inc., Class A (a)	67,107
2,726	PTC Therapeutics, Inc. (a)	150,639
2,059	Rhythm Pharmaceuticals, Inc. (a)	113,060
2,496	Spyre Therapeutics, Inc. (a)	49,171
5,035	Travere Therapeutics, Inc. (a)	107,749
2,260	Ultragenyx Pharmaceutical, Inc. (a)	96,999
1,803	Vaxcyte, Inc. (a)	131,655
Shares	Description	Value

	Biotechnology (Continued)
2,414	Veracyte, Inc. (a)	$83,911
4,698	Xenon Pharmaceuticals, Inc. (a)	173,920
		2,439,170
	Broadline Retail — 1.0%
1,479	Global-e Online Ltd. (a)	63,035
1,670	Ollie’s Bargain Outlet Holdings, Inc. (a)	172,862
		235,897
	Building Products — 1.5%
1,918	AAON, Inc.	147,302
2,518	AZEK (The) Co., Inc. (a)	117,968
1,666	Trex Co., Inc. (a)	102,776
		368,046
	Capital Markets — 1.7%
403	Evercore, Inc., Class A	97,445
580	Piper Sandler Cos.	167,980
4,019	Virtu Financial, Inc., Class A	146,935
		412,360
	Chemicals — 0.6%
857	Balchem Corp.	149,144
	Commercial Services & Supplies — 1.3%
3,880	ACV Auctions, Inc., Class A (a)	62,313
3,913	Montrose Environmental Group, Inc. (a)	76,029
1,516	VSE Corp.	179,646
		317,988
	Communications Equipment — 0.5%
1,573	Ciena Corp. (a)	125,164
	Construction & Engineering — 0.4%
2,598	Ameresco, Inc., Class A (a)	30,656
789	Construction Partners, Inc., Class A (a)	57,250
		87,906
	Construction Materials — 0.7%
1,892	Knife River Corp. (a)	181,026
	Consumer Finance — 3.1%
3,110	Encore Capital Group, Inc. (a)	117,293
13,986	EZCORP, Inc., Class A (a)	192,447
1,756	FirstCash Holdings, Inc.	197,164
5,958	LendingClub Corp. (a)	76,203
2,625	Upstart Holdings, Inc. (a)	175,009
		758,116
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.5%
1,663	Chefs’ Warehouse (The), Inc. (a)	$104,071
1,846	Sprouts Farmers Market, Inc. (a)	273,946
		378,017
	Diversified Consumer Services — 1.2%
1,200	Bright Horizons Family Solutions, Inc. (a)	155,592
1,034	Stride, Inc. (a)	141,451
		297,043
	Electrical Equipment — 1.3%
1,913	Bloom Energy Corp., Class A (a)	45,950
4,459	Enovix Corp. (a)	39,774
379	Generac Holdings, Inc. (a)	51,601
2,028	NEXTracker, Inc., Class A (a)	89,273
582	Powell Industries, Inc.	98,771
		325,369
	Electronic Equipment, Instruments & Components — 1.7%
297	Badger Meter, Inc.	62,468
1,722	Cognex Corp.	56,482
2,084	Coherent Corp. (a)	156,696
391	Fabrinet (a)	78,220
7,856	nLight, Inc. (a)	72,039
		425,905
	Energy Equipment & Services — 1.6%
2,564	Archrock, Inc.	69,536
2,289	Solaris Energy Infrastructure, Inc.	78,169
8,713	TechnipFMC PLC	256,511
		404,216
	Financial Services — 1.0%
2,368	Paymentus Holdings, Inc., Class A (a)	64,883
3,084	Remitly Global, Inc. (a)	74,016
2,500	Toast, Inc., Class A (a)	96,500
		235,399
	Food Products — 1.3%
1,483	Darling Ingredients, Inc. (a)	53,521
1,318	Freshpet, Inc. (a)	141,066
3,521	Simply Good Foods (The) Co. (a)	132,918
		327,505
Shares	Description	Value

	Ground Transportation — 0.5%
2,832	RXO, Inc. (a)	$57,971
137	Saia, Inc. (a)	56,093
		114,064
	Health Care Equipment & Supplies — 4.0%
1,596	Glaukos Corp. (a)	191,552
3,011	Globus Medical, Inc., Class A (a)	241,844
190	Inspire Medical Systems, Inc. (a)	35,262
119	Insulet Corp. (a)	32,400
950	Integer Holdings Corp. (a)	117,040
1,220	iRhythm Technologies, Inc. (a)	134,395
275	Merit Medical Systems, Inc. (a)	28,061
6,559	Neogen Corp. (a)	65,918
3,035	Tandem Diabetes Care, Inc. (a)	67,195
957	TransMedics Group, Inc. (a)	73,038
		986,705
	Health Care Providers & Services — 1.7%
2,738	Acadia Healthcare Co., Inc. (a)	82,085
1,959	Guardant Health, Inc. (a)	83,356
2,217	HealthEquity, Inc. (a)	243,338
		408,779
	Health Care Technology — 0.9%
2,747	HealthStream, Inc.	92,766
4,798	Schrodinger, Inc. (a)	107,043
2,714	Teladoc Health, Inc. (a)	25,946
		225,755
	Hotels, Restaurants & Leisure — 4.7%
706	Cava Group, Inc. (a)	67,091
2,165	Cheesecake Factory (The), Inc.	116,975
2,429	Dutch Bros, Inc., Class A (a)	192,280
5,747	First Watch Restaurant Group, Inc. (a)	122,526
5,699	Life Time Group Holdings, Inc. (a)	173,591
1,123	Shake Shack, Inc., Class A (a)	121,958
3,542	Sportradar Group AG, Class A (a)	76,543
5,261	Sweetgreen, Inc., Class A (a)	119,740
688	Wingstop, Inc.	161,529
		1,152,233
	Household Durables — 0.6%
724	Champion Homes, Inc. (a)	74,210
400	Installed Building Products, Inc.	68,560
		142,770
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 3.9%
696	HCI Group, Inc.	$91,635
1,220	Kemper Corp.	82,448
316	Kinsale Capital Group, Inc.	136,465
2,720	Palomar Holdings, Inc. (a)	349,955
2,933	Ryan Specialty Holdings, Inc.	205,281
1,714	Skyward Specialty Insurance Group, Inc. (a)	89,162
		954,946
	Interactive Media & Services — 0.4%
4,511	QuinStreet, Inc. (a)	88,325
	IT Services — 0.7%
487	Globant S.A. (a)	73,308
453	Wix.com Ltd. (a)	90,913
		164,221
	Life Sciences Tools & Services — 2.4%
2,286	Azenta, Inc. (a)	99,715
4,346	BioLife Solutions, Inc. (a)	104,304
1,425	Bio-Techne Corp.	87,994
247	ICON PLC (a)	46,935
327	Medpace Holdings, Inc. (a)	107,034
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
924	Repligen Corp. (a)	147,156
		593,138
	Machinery — 5.7%
986	Allison Transmission Holdings, Inc.	100,326
659	Chart Industries, Inc. (a)	125,572
909	Crane Co.	148,158
408	Esab Corp.	51,122
1,429	Federal Signal Corp.	116,149
3,494	Flowserve Corp.	192,310
4,024	Gates Industrial Corp. PLC (a)	87,079
1,019	JBT Marel Corp.	134,508
4,255	Kornit Digital Ltd. (a)	105,354
742	Lindsay Corp.	98,033
673	RBC Bearings, Inc. (a)	241,742
		1,400,353
	Media — 0.8%
12,341	Magnite, Inc. (a)	194,618
	Metals & Mining — 1.5%
961	Carpenter Technology Corp.	198,994
2,807	MP Materials Corp. (a)	67,396
4,386	Pan American Silver Corp.	104,519
		370,909
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 3.2%
1,917	Antero Resources Corp. (a)	$70,354
1,998	Cameco Corp.	87,992
976	Expand Energy Corp.	96,507
562	Gulfport Energy Corp. (a)	95,427
6,020	Magnolia Oil & Gas Corp., Class A	140,928
13,656	Uranium Energy Corp. (a)	76,474
4,941	Viper Energy, Inc.	230,102
		797,784
	Passenger Airlines — 0.6%
1,395	Alaska Air Group, Inc. (a)	100,830
570	SkyWest, Inc. (a)	56,379
		157,209
	Personal Care Products — 1.8%
5,932	BellRing Brands, Inc. (a)	434,697
	Pharmaceuticals — 2.4%
568	Axsome Therapeutics, Inc. (a)	72,443
1,954	Edgewise Therapeutics, Inc. (a)	51,136
1,609	Ligand Pharmaceuticals, Inc. (a)	196,668
2,373	Septerna, Inc. (a)	15,353
1,848	Structure Therapeutics, Inc., ADR (a)	43,890
4,166	Supernus Pharmaceuticals, Inc. (a)	133,562
8,173	WaVe Life Sciences Ltd. (a)	86,389
		599,441
	Professional Services — 0.8%
2,131	ExlService Holdings, Inc. (a)	103,247
1,423	Maximus, Inc.	92,779
		196,026
	Real Estate Management & Development — 0.6%
15,516	Compass Inc., Class A (a)	139,489
	Semiconductors & Semiconductor Equipment — 3.0%
1,162	Ambarella, Inc. (a)	71,382
359	Astera Labs, Inc. (a)	26,692
1,518	Lattice Semiconductor Corp. (a)	94,632
1,095	MACOM Technology Solutions Holdings, Inc. (a)	126,648
629	Onto Innovation, Inc. (a)	91,620
1,585	Power Integrations, Inc.	96,368
1,670	Rambus, Inc. (a)	93,336
610	Silicon Laboratories, Inc. (a)	85,583
376	SiTime Corp. (a)	58,336
		744,597
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 13.3%
813	Agilysys, Inc. (a)	$65,845
2,743	Alkami Technology, Inc. (a)	84,594
2,948	Asana, Inc., Class A (a)	56,749
223	Aspen Technology, Inc. (a)	59,151
1,988	Braze, Inc., Class A (a)	73,516
8,105	Clearwater Analytics Holdings, Inc., Class A (a)	252,066
1,038	Commvault Systems, Inc. (a)	177,041
1,434	CyberArk Software Ltd. (a)	521,761
1,679	Descartes Systems Group (The), Inc. (a)	187,192
1,323	Elastic N.V. (a)	153,944
6,433	Freshworks, Inc., Class A (a)	109,747
969	Gitlab, Inc., Class A (a)	58,343
986	Guidewire Software, Inc. (a)	198,502
1,668	Intapp, Inc. (a)	110,021
673	Manhattan Associates, Inc. (a)	119,040
406	Monday.com Ltd. (a)	120,489
1,559	Nutanix, Inc., Class A (a)	119,872
4,071	PROS Holdings, Inc. (a)	98,437
2,226	Rubrik, Inc., Class A (a)	144,957
3,969	SentinelOne, Inc., Class A (a)	81,880
895	SPS Commerce, Inc. (a)	119,214
2,394	Tenable Holdings, Inc. (a)	91,307
3,794	Varonis Systems, Inc. (a)	163,028
1,334	Vertex, Inc., Class A (a)	43,075
3,318	Zeta Global Holdings Corp., Class A (a)	57,103
		3,266,874
	Specialty Retail — 3.7%
2,725	Academy Sports & Outdoors, Inc.	135,133
1,963	Boot Barn Holdings, Inc. (a)	240,330
473	Carvana Co. (a)	110,256
1,296	Five Below, Inc. (a)	112,609
192	Lithia Motors, Inc.	66,133
5,310	Revolve Group, Inc. (a)	141,034
316	RH (a)	101,774
		907,269
	Technology Hardware, Storage & Peripherals — 0.3%
1,540	Pure Storage, Inc., Class A (a)	80,804
	Trading Companies & Distributors — 1.7%
378	Applied Industrial Technologies, Inc.	94,719
Shares	Description	Value

	Trading Companies & Distributors (Continued)
1,598	FTAI Aviation Ltd.	$205,679
947	SiteOne Landscape Supply, Inc. (a)	119,615
		420,013
	Total Common Stocks	24,111,648
	(Cost $22,476,082)
MONEY MARKET FUNDS — 2.0%
489,971	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.22% (f)	489,971
	(Cost $489,971)

	Total Investments — 100.1%	24,601,619
	(Cost $22,966,053)
	Net Other Assets and Liabilities — (0.1)%	(14,416)
	Net Assets — 100.0%	$24,587,203

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At February 28, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 593,138	$ 593,138	$ —	$ —**
Other Industry Categories*	23,518,510	23,518,510	—	—
Money Market Funds	489,971	489,971	—	—
Total Investments	$24,601,619	$24,601,619	$—	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

ASSETS:
Investments, at value	$24,601,619
Dividends receivable	4,407
Total Assets	24,606,026

LIABILITIES:
Investment advisory fees payable	18,823
Total Liabilities	18,823
NET ASSETS	$24,587,203

NET ASSETS consist of:
Paid-in capital	$23,765,629
Par value	12,500
Accumulated distributable earnings (loss)	809,074
NET ASSETS	$24,587,203
NET ASSET VALUE, per share	$19.67
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,250,002
Investments, at cost	$22,966,053
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statement of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$31,194
Foreign withholding tax	(131)
Total investment income	31,063

EXPENSES:
Investment advisory fees	114,378
Total expenses	114,378
NET INVESTMENT INCOME (LOSS)	(83,315)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(190,147)
In-kind redemptions	714,376
Net realized gain (loss)	524,229
Net change in unrealized appreciation (depreciation) on investments	(1,260,370)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(736,141)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(819,456)
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Statements of Changes in Net Assets

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$(83,315)	$(54,136)
Net realized gain (loss)	524,229	171,331
Net change in unrealized appreciation (depreciation)	(1,260,370)	2,103,578
Net increase (decrease) in net assets resulting from operations	(819,456)	2,220,773

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(102,480)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,458,303	13,435,442
Cost of shares redeemed	(2,126,950)	(1,852,772)
Net increase (decrease) in net assets resulting from shareholder transactions	4,331,353	11,582,670
Total increase (decrease) in net assets	3,409,417	13,803,443

NET ASSETS:
Beginning of period	21,177,786	7,374,343
End of period	$24,587,203	$21,177,786

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,050,002	450,002
Shares sold	300,000	700,000
Shares redeemed	(100,000)	(100,000)
Shares outstanding, end of period	1,250,002	1,050,002
See Notes to Financial Statements

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,		Period Ended 8/31/2022 (a)
		2024	2023
Net asset value, beginning of period	$20.17	$16.39	$15.17	$20.19
Income from investment operations:
Net investment income (loss)	(0.07) (b)	(0.09) (b)	(0.08) (b)	(0.08)
Net realized and unrealized gain (loss)	(0.34)	3.87	1.30	(4.94)
Total from investment operations	(0.41)	3.78	1.22	(5.02)
Distributions paid to shareholders from:
Net investment income	(0.09)	—	—	—
Net asset value, end of period	$19.67	$20.17	$16.39	$15.17
Total return (c)	(2.08)%	23.06%	8.04%	(24.86)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,587	$21,178	$7,374	$1,517
Ratio of total expenses to average net assets	0.95% (d)	0.95%	0.95%	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.69)% (d)	(0.47)%	(0.54)%	(0.55)% (d)
Portfolio turnover rate (e)	42%	86%	79%	74%

(a)	Inception date is October 13, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MMSC” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations, at the time of investment, within the market capitalization range of the companies comprising the Russell 2000® Growth Index (as of the index’s most recent reconstitution). The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States and common stocks issued by non-U.S. companies that are principally traded in the United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2025 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
C. Restricted Securities
As of February 28, 2025, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2025 (Unaudited)

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal year ended August 31, 2024.
As of August 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$99,328
Accumulated capital and other gain (loss)	(779,075)
Net unrealized appreciation (depreciation)	2,410,757
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2022 and taxable years ended 2023 and 2024 remain open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2024, for federal income tax purposes, the Fund had $779,075 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2024, the Fund had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2025 (Unaudited)
As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$22,966,053	$3,165,393	$(1,529,827)	$1,635,566
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund’s portfolio, selecting and overseeing the investment sub-advisors, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the Fund’s portfolio based on recommendations provided by the Sub-Advisors (defined below) and is responsible for the expenses of the Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by the Fund. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion up to and including $15 billion	0.85500%
Fund net assets greater than $15 billion	0.80750%
The Fund utilizes a multi-manager structure. The Trust, on behalf of the Fund, and First Trust have retained Driehaus Capital Management LLC (“DCM”) and Stephens Investment Management Group, LLC (“SIMG”) (each, a “Sub-Advisor” and together, “Sub-Advisors”), to serve as non-discretionary investment sub-advisors to the Fund pursuant to sub-advisory agreements (the “Sub-Advisory Agreements”). In this capacity, DCM and SIMG are each responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the portion of the Fund’s portfolio they have been allocated by First Trust. Pursuant to the Sub-Advisory Agreements, First Trust has agreed to pay for the services and facilities provided by the Sub-Advisors through sub-advisory fees equal in the aggregate to an annual rate of 0.35% of the average daily net assets of the Fund (i.e., for each

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2025 (Unaudited)
sub-advisor, 0.35% of the average daily net assets of the portion of the Fund’s assets allocated to that sub-advisor). Each Sub-Advisor’s fees are paid by First Trust out of First Trust’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $10,032,345 and $10,574,297, respectively.
For the six months ended February 28, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $6,417,145 and $2,118,893, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized

Notes to Financial Statements (Continued)
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2025 (Unaudited)
Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended February 28, 2025

First Trust Exchange-Traded Fund VIII

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
First Trust TCW Unconstrained Plus Bond ETF (UCON)
First Trust TCW Securitized Plus ETF (DEED)
First Trust TCW Emerging Markets Debt ETF (EFIX)

First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
February 28, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 36.4%
	Collateralized Mortgage Obligations — 0.8%
	Federal Home Loan Mortgage Corporation
$302,806	Series 2017-4656, Class EZ	4.00%	02/15/47	$284,178
14,764,060	Series 2024-5473, Class BF, 30 Day Average SOFR + 1.30% (a)	5.65%	11/25/54	14,833,758
	Federal National Mortgage Association
1,335,201	Series 2012-20, Class ZT	3.50%	03/25/42	1,257,431
1,513,053	Series 2012-84, Class VZ	3.50%	08/25/42	1,433,388
156,330	Series 2018-38, Class PA	3.50%	06/25/47	152,538
527,533	Series 2018-43, Class CT	3.00%	06/25/48	468,159
90,065	Series 2018-86, Class JA	4.00%	05/25/47	89,293
62,250	Series 2018-94, Class KD	3.50%	12/25/48	57,568
79,125	Series 2019-1, Class KP	3.25%	02/25/49	71,499
16,408	Series 2019-20, Class BA	3.50%	02/25/48	16,194
38,588	Series 2019-52, Class PA	3.00%	09/25/49	34,037
	Government National Mortgage Association
143,818	Series 2018-115, Class DE	3.50%	08/20/48	132,190
156,296	Series 2018-124, Class NW	3.50%	09/20/48	143,063
12,515,238	Series 2018-78, Class NZ	3.50%	06/20/48	11,323,387
3,042,000	Series 2019-1, Class KD	3.50%	01/20/49	2,736,782
276,027	Series 2019-12, Class QA	3.50%	09/20/48	263,708
24,518	Series 2019-71, Class PT	3.00%	06/20/49	22,111
291,206	Series 2019-119, Class JE	3.00%	09/20/49	258,327
882,799	Series 2024-30, Class CF, 30 Day Average SOFR + 1.25% (a)	5.60%	02/20/54	888,229
				34,465,840
	Pass-Through Securities — 35.6%
	Federal Home Loan Mortgage Corporation
43,732	Pool C91981	3.00%	02/01/38	40,746
42,051	Pool G07961	3.50%	03/01/45	39,296
41,622	Pool G08692	3.00%	02/01/46	37,220
1,215,146	Pool G08715	3.00%	08/01/46	1,085,369
23,870	Pool G08721	3.00%	09/01/46	21,303
277,314	Pool G08726	3.00%	10/01/46	247,332
667,751	Pool G08732	3.00%	11/01/46	595,159
86,130	Pool G08738	3.50%	12/01/46	79,504
175,297	Pool G08741	3.00%	01/01/47	156,032
122,478	Pool G08747	3.00%	02/01/47	108,923
84,260	Pool G08748	3.50%	02/01/47	77,750
398,768	Pool G08750	3.00%	03/01/47	354,635
90,414	Pool G08766	3.50%	06/01/47	83,394
244,498	Pool G08788	3.50%	11/01/47	225,078
806,107	Pool G08792	3.50%	12/01/47	742,016
108,631	Pool G08800	3.50%	02/01/48	99,966
164,194	Pool G08816	3.50%	06/01/48	151,072
41,258	Pool G08833	5.00%	07/01/48	41,495
8,177	Pool G08838	5.00%	09/01/48	8,216
149,196	Pool G08843	4.50%	10/01/48	146,559
32,937	Pool G08844	5.00%	10/01/48	33,005
81,654	Pool G08849	5.00%	11/01/48	81,996
1,051,888	Pool G60038	3.50%	01/01/44	987,780
277,030	Pool G60080	3.50%	06/01/45	258,594
562,229	Pool G60344	4.00%	12/01/45	540,301
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$179,498	Pool G60440	3.50%	03/01/46	$167,165
560,716	Pool G60582	3.50%	05/01/46	520,275
525,651	Pool G60658	3.50%	07/01/46	491,519
236,775	Pool G61556	3.50%	08/01/48	219,000
1,626,501	Pool G61748	3.50%	11/01/48	1,511,438
550,114	Pool G67700	3.50%	08/01/46	511,291
4,561,357	Pool G67706	3.50%	12/01/47	4,239,671
1,116,225	Pool G67707	3.50%	01/01/48	1,036,691
1,281,948	Pool G67714	4.00%	07/01/48	1,223,607
1,757,956	Pool G67717	4.00%	11/01/48	1,677,949
2,726,883	Pool G67718	4.00%	01/01/49	2,602,774
99,566	Pool Q44452	3.00%	11/01/46	88,703
170,225	Pool Q50135	3.50%	08/01/47	156,744
7,173,712	Pool QA7837	3.50%	03/01/50	6,609,143
19,552,032	Pool QE0521	2.50%	04/01/52	16,390,338
12,025,791	Pool RA3078	3.00%	07/01/50	10,639,963
336,553	Pool RE6029	3.00%	02/01/50	289,410
11,134,545	Pool SD0231	3.00%	01/01/50	9,888,035
25,761,927	Pool SD3246	4.00%	08/01/52	24,188,260
50,554,475	Pool SD5323	4.00%	01/01/54	47,466,063
2,975,007	Pool SD7511	3.50%	01/01/50	2,732,221
9,225,350	Pool SD7513	3.50%	04/01/50	8,499,204
5,531,359	Pool SD7518	3.00%	06/01/50	4,912,087
147,858	Pool SD8043	2.50%	02/01/50	125,536
1,863,077	Pool SD8107	2.50%	11/01/50	1,570,596
12,844,475	Pool SD8189	2.50%	01/01/52	10,757,231
16,299,525	Pool SD8194	2.50%	02/01/52	13,644,434
67,466,169	Pool SD8199	2.00%	03/01/52	54,082,997
63,736,632	Pool SD8205	2.50%	04/01/52	53,473,968
28,400,908	Pool SD8211	2.00%	05/01/52	22,778,058
56,174,064	Pool SD8220	3.00%	06/01/52	49,005,723
20,959,729	Pool SD8245	4.50%	09/01/52	20,228,625
13,115,873	Pool SD8257	4.50%	10/01/52	12,673,300
30,545,958	Pool SD8266	4.50%	11/01/52	29,507,252
207,576	Pool U90772	3.50%	01/01/43	193,814
249,023	Pool U99114	3.50%	02/01/44	232,519
513,990	Pool ZA4692	3.50%	06/01/46	476,321
249,268	Pool ZM0063	4.00%	08/01/45	238,096
11,989,431	Pool ZM1779	3.00%	09/01/46	10,686,527
2,587,519	Pool ZS4667	3.00%	06/01/46	2,308,542
4,291,145	Pool ZS4688	3.00%	11/01/46	3,819,726
6,818,445	Pool ZS4735	3.50%	09/01/47	6,269,981
494,885	Pool ZS9844	3.50%	07/01/46	457,591
1,282,919	Pool ZT0277	3.50%	10/01/46	1,188,425
606,419	Pool ZT0531	3.50%	04/01/47	562,949
593,458	Pool ZT0536	3.50%	03/01/48	548,215
1,859,705	Pool ZT0537	3.50%	03/01/48	1,725,983
317,481	Pool ZT0542	4.00%	07/01/48	302,658
901,195	Pool ZT1703	4.00%	01/01/49	859,116
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association
$2,124,789	Pool AL8825	3.50%	06/01/46	$1,968,189
854,047	Pool AS0225	4.00%	08/01/43	824,925
1,042,842	Pool AS3134	3.50%	08/01/44	974,174
247,705	Pool AS6620	3.50%	02/01/46	229,757
59,237	Pool AS9749	4.00%	06/01/47	56,489
61,756	Pool BD7081	4.00%	03/01/47	58,592
4,722,299	Pool BE3774	4.00%	07/01/47	4,512,667
639,395	Pool BJ2692	3.50%	04/01/48	587,552
768,056	Pool BM1903	3.50%	08/01/47	712,996
211,525	Pool BM2000	3.50%	05/01/47	194,937
544,968	Pool BM3260	3.50%	01/01/48	502,939
639,535	Pool BM4472	3.50%	07/01/48	593,528
1,446,629	Pool BM5585	3.00%	11/01/48	1,285,985
10,789,206	Pool BN7755	3.00%	09/01/49	9,580,422
25,629,345	Pool BQ6913	2.00%	12/01/51	20,562,978
43,086,607	Pool BQ7006	2.00%	01/01/52	34,628,004
23,258,021	Pool BQ7056	2.00%	01/01/52	18,673,157
21,627,865	Pool BT6179	2.50%	07/01/51	18,196,312
9,890,383	Pool BV2784	2.50%	02/01/52	8,303,850
15,185,988	Pool BV3101	2.00%	03/01/52	12,204,243
20,008,843	Pool BV4133	2.50%	03/01/52	16,802,298
8,219,709	Pool BV8515	3.00%	05/01/52	7,182,257
20,659,726	Pool BW8980	4.00%	10/01/52	19,410,756
18,832,244	Pool BW9886	4.50%	10/01/52	18,183,201
813,602	Pool CA0854	3.50%	12/01/47	751,505
376,525	Pool CA0907	3.50%	12/01/47	347,788
315,517	Pool CA0996	3.50%	01/01/48	291,428
2,273,642	Pool CA1182	3.50%	02/01/48	2,093,873
381,896	Pool CA1187	3.50%	02/01/48	352,125
260,104	Pool CA1710	4.50%	05/01/48	254,841
168,939	Pool CA1711	4.50%	05/01/48	165,434
100,568	Pool CA2208	4.50%	08/01/48	98,215
382,012	Pool CA2327	4.00%	09/01/48	364,706
2,399,415	Pool CA3633	3.50%	06/01/49	2,211,898
10,335,613	Pool CA4534	3.00%	11/01/49	9,177,666
27,014,661	Pool CB0290	2.00%	04/01/51	21,786,809
10,437,641	Pool CB4818	4.00%	10/01/52	9,803,119
13,416,785	Pool CB6854	4.50%	08/01/53	12,959,165
3,434,883	Pool FM2870	3.00%	03/01/50	3,050,349
5,914,699	Pool FM5397	3.00%	12/01/50	5,236,325
26,110,772	Pool FS1598	2.00%	04/01/52	20,948,436
10,470,258	Pool FS8864	4.00%	02/01/53	9,838,939
177,892	Pool MA1146	4.00%	08/01/42	171,838
332,911	Pool MA1373	3.50%	03/01/43	310,451
307,560	Pool MA2077	3.50%	11/01/34	296,702
95,222	Pool MA2145	4.00%	01/01/45	90,913
385,935	Pool MA2670	3.00%	07/01/46	344,376
376,045	Pool MA2806	3.00%	11/01/46	334,734
10,414	Pool MA2896	3.50%	02/01/47	9,598
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$334,460	Pool MA3057	3.50%	07/01/47	$307,843
148,867	Pool MA3088	4.00%	08/01/47	141,913
352,286	Pool MA3210	3.50%	12/01/47	323,839
3,982,685	Pool MA3238	3.50%	01/01/48	3,660,774
332,463	Pool MA3239	4.00%	01/01/48	316,932
166,851	Pool MA3276	3.50%	02/01/48	153,362
479,352	Pool MA3332	3.50%	04/01/48	440,486
122,811	Pool MA3336	3.50%	04/01/38	116,927
112,449	Pool MA3537	4.50%	12/01/48	110,256
501,690	Pool MA3846	3.00%	11/01/49	431,419
435,256	Pool MA4078	2.50%	07/01/50	367,738
718,652	Pool MA4093	2.00%	08/01/40	625,176
161,046	Pool MA4120	2.50%	09/01/50	135,953
5,393,484	Pool MA4128	2.00%	09/01/40	4,672,901
4,615,492	Pool MA4158	2.00%	10/01/50	3,729,709
11,652,697	Pool MA4364	2.00%	06/01/41	10,078,542
1,145,367	Pool MA4379	2.50%	07/01/51	964,112
121,002	Pool MA4438	2.50%	10/01/51	101,706
16,437,693	Pool MA4548	2.50%	02/01/52	13,800,906
7,389,838	Pool MA4656	4.50%	07/01/52	7,139,960
25,004,429	Pool MA4733	4.50%	09/01/52	24,159,810
11,784,135	Pool MA4902	3.50%	01/01/53	10,707,084
27,952,820	Pool MA4917	4.50%	02/01/53	27,012,572
32,656,318	Pool MA4978	5.00%	04/01/53	32,237,797
38,076,610	Pool MA5107	5.50%	08/01/53	38,217,494
25,350,000	Pool TBA (b)	2.00%	03/15/55	20,283,009
25,925,000	Pool TBA (b)	2.50%	03/15/55	21,671,749
29,750,000	Pool TBA (b)	3.00%	03/15/55	25,919,688
109,250,000	Pool TBA (b)	3.50%	03/15/55	99,108,146
44,850,000	Pool TBA (b)	4.00%	03/15/55	42,048,186
5,775,000	Pool TBA (b)	4.50%	03/15/55	5,566,773
51,725,000	Pool TBA (b)	5.00%	03/15/55	50,888,892
25,850,000	Pool TBA (b)	5.50%	03/15/55	25,886,268
27,950,000	Pool TBA (b)	4.50%	04/15/55	26,897,452
	Government National Mortgage Association
147,862	Pool MA1157	3.50%	07/20/43	138,390
431,383	Pool MA2825	3.00%	05/20/45	390,299
145,360	Pool MA3521	3.50%	03/20/46	135,677
6,173,265	Pool MA3662	3.00%	05/20/46	5,579,367
555,111	Pool MA3663	3.50%	05/20/46	515,875
377,336	Pool MA3735	3.00%	06/20/46	340,937
7,669,333	Pool MA3937	3.50%	09/20/46	7,123,660
106,256	Pool MA4069	3.50%	11/20/46	98,684
61,633	Pool MA4195	3.00%	01/20/47	55,610
74,028	Pool MA4196	3.50%	01/20/47	68,746
371,841	Pool MA4261	3.00%	02/20/47	335,503
94,406	Pool MA4262	3.50%	02/20/47	87,669
2,356,334	Pool MA4322	4.00%	03/20/47	2,249,195
2,517,001	Pool MA4382	3.50%	04/20/47	2,337,138
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$29,787	Pool MA4453	4.50%	05/20/47	$29,180
31,446	Pool MA4586	3.50%	07/20/47	29,186
197,768	Pool MA4588	4.50%	07/20/47	193,983
553,884	Pool MA4651	3.00%	08/20/47	498,658
802,822	Pool MA4652	3.50%	08/20/47	744,161
275,533	Pool MA4719	3.50%	09/20/47	254,763
31,411	Pool MA4722	5.00%	09/20/47	31,548
27,616	Pool MA4777	3.00%	10/20/47	24,854
688,261	Pool MA4778	3.50%	10/20/47	636,672
665,523	Pool MA4836	3.00%	11/20/47	599,621
686,173	Pool MA4837	3.50%	11/20/47	636,568
227,469	Pool MA4838	4.00%	11/20/47	216,712
38,073	Pool MA4901	4.00%	12/20/47	36,242
178,251	Pool MA4961	3.00%	01/20/48	160,589
236,601	Pool MA4962	3.50%	01/20/48	219,447
343,289	Pool MA4963	4.00%	01/20/48	326,422
171,794	Pool MA5078	4.00%	03/20/48	163,555
478,593	Pool MA5136	3.50%	04/20/48	443,329
356,252	Pool MA5399	4.50%	08/20/48	348,658
143,670	Pool MA5466	4.00%	09/20/48	136,600
37,560	Pool MA5467	4.50%	09/20/48	36,759
96,552	Pool MA5597	5.00%	11/20/48	96,646
125,831	Pool MA5976	3.50%	06/20/49	113,166
30,951	Pool MA6030	3.50%	07/20/49	27,835
180,193	Pool MA6080	3.00%	08/20/49	157,472
24,991,047	Pool MA8347	4.50%	10/20/52	24,154,380
22,660,536	Pool MA9963	4.50%	10/20/54	21,884,267
61,500,000	Pool TBA (b)	2.50%	03/15/55	52,717,195
53,700,000	Pool TBA (b)	4.00%	03/15/55	50,609,901
23,975,000	Pool TBA (b)	4.50%	03/15/55	23,137,188
61,525,000	Pool TBA (b)	5.00%	03/15/55	60,763,255
34,500,000	Pool TBA (b)	5.50%	03/15/55	34,590,293
				1,539,245,145
	Total U.S. Government Agency Mortgage-Backed Securities			1,573,710,985
	(Cost $1,608,699,795)
U.S. GOVERNMENT BONDS AND NOTES — 31.2%
226,425,000	U.S. Treasury Bond	4.63%	11/15/44	228,972,281
25,415,000	U.S. Treasury Bond	4.75%	02/15/45	26,189,363
179,300,000	U.S. Treasury Bond	4.63%	02/15/55	183,782,500
50,602,530	U.S. Treasury Inflation Indexed Bond (c)	2.13%	01/15/35	51,992,761
62,160,000	U.S. Treasury Note	4.13%	02/28/27	62,326,326
99,950,000	U.S. Treasury Note	4.25%	02/15/28	100,742,573
222,283,000	U.S. Treasury Note	4.25%	01/31/30	224,644,757
337,915,000	U.S. Treasury Note	4.00%	02/28/30	337,875,400
127,495,000	U.S. Treasury Note	4.63%	02/15/35	131,907,523
	Total U.S. Government Bonds and Notes			1,348,433,484
	(Cost $1,326,403,278)
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) — 11.6%
	Aerospace/Defense — 0.2%
$3,208,000	BAE Systems Holdings, Inc. (e)	3.85%	12/15/25	$3,189,090
4,225,000	Boeing (The) Co.	6.53%	05/01/34	4,527,765
2,030,000	Boeing (The) Co.	5.81%	05/01/50	1,960,093
				9,676,948
	Airlines — 0.3%
89,597	American Airlines Pass-Through Trust, Series 2015-2, Class AA	3.60%	09/22/27	87,273
2,978,358	American Airlines Pass-Through Trust, Series 2016-1, Class AA	3.58%	01/15/28	2,894,906
1,827,318	Delta Air Lines Pass-Through Trust, Series 2020-1, Class AA	2.00%	06/10/28	1,711,574
6,644,269	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	6,306,324
				11,000,077
	Banks — 3.3%
8,965,000	Bank of America Corp. (f)	2.55%	02/04/28	8,630,035
13,606,000	Bank of America Corp. (f)	2.09%	06/14/29	12,548,894
2,000,000	Bank of America Corp. (f)	2.59%	04/29/31	1,794,787
5,265,000	Bank of America Corp. (f)	1.92%	10/24/31	4,503,461
1,195,000	Bank of America Corp. (f)	2.57%	10/20/32	1,032,698
17,385,000	Bank of America Corp., Series N (f)	1.66%	03/11/27	16,883,646
10,000	Citigroup, Inc. (f)	3.52%	10/27/28	9,704
4,110,000	Citigroup, Inc. (f)	2.98%	11/05/30	3,775,571
3,917,000	Citigroup, Inc. (f)	3.06%	01/25/33	3,441,675
860,000	Goldman Sachs Group (The), Inc. (f)	1.43%	03/09/27	833,124
18,965,000	Goldman Sachs Group (The), Inc. (f)	1.54%	09/10/27	18,115,238
1,650,000	JPMorgan Chase & Co. (f)	1.05%	11/19/26	1,609,832
1,895,000	JPMorgan Chase & Co. (f)	1.04%	02/04/27	1,836,122
10,455,000	JPMorgan Chase & Co. (f)	1.58%	04/22/27	10,121,767
2,625,000	JPMorgan Chase & Co. (f)	4.01%	04/23/29	2,578,070
1,445,000	JPMorgan Chase & Co. (f)	2.07%	06/01/29	1,333,745
1,855,000	JPMorgan Chase & Co. (f)	1.95%	02/04/32	1,577,078
5,955,000	JPMorgan Chase & Co. (f)	2.58%	04/22/32	5,232,933
905,000	JPMorgan Chase & Co. (f)	2.55%	11/08/32	783,227
495,000	Morgan Stanley (f)	0.99%	12/10/26	481,377
610,000	Morgan Stanley (f)	1.51%	07/20/27	584,950
6,500,000	Morgan Stanley (f)	1.93%	04/28/32	5,461,062
760,000	Morgan Stanley (f)	2.24%	07/21/32	647,158
3,365,000	PNC Financial Services Group (The), Inc. (f)	6.88%	10/20/34	3,739,343
2,925,000	US Bancorp (f)	4.84%	02/01/34	2,851,203
6,809,000	Wells Fargo & Co. (f)	2.39%	06/02/28	6,481,156
8,000,000	Wells Fargo & Co. (f)	5.57%	07/25/29	8,204,527
5,790,000	Wells Fargo & Co. (f)	2.88%	10/30/30	5,321,006
6,415,000	Wells Fargo & Co. (f)	5.24%	01/24/31	6,521,475
3,795,000	Wells Fargo & Co. (f)	2.57%	02/11/31	3,414,898
1,210,000	Wells Fargo & Co. (f)	5.39%	04/24/34	1,224,650
				141,574,412
	Chemicals — 0.2%
610,000	International Flavors & Fragrances, Inc. (e)	1.83%	10/15/27	566,941
5,003,000	International Flavors & Fragrances, Inc. (e)	2.30%	11/01/30	4,329,468
1,040,000	International Flavors & Fragrances, Inc. (e)	3.27%	11/15/40	772,569
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Chemicals (Continued)
$1,480,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	$1,201,101
1,235,000	International Flavors & Fragrances, Inc. (e)	3.47%	12/01/50	838,240
				7,708,319
	Commercial Services — 0.0%
1,109,000	Adtalem Global Education, Inc. (e)	5.50%	03/01/28	1,101,725
	Diversified Financial Services — 0.1%
1,890,000	Air Lease Corp.	3.25%	03/01/25	1,890,000
940,000	Air Lease Corp.	3.38%	07/01/25	936,030
3,000,000	Air Lease Corp.	4.63%	10/01/28	2,991,113
				5,817,143
	Electric — 1.3%
2,655,000	Alliant Energy Finance LLC (e)	1.40%	03/15/26	2,555,408
3,415,000	Appalachian Power Co.	5.65%	04/01/34	3,476,663
3,000,000	Appalachian Power Co., Series Z	3.70%	05/01/50	2,152,050
2,000,000	Black Hills Corp.	6.15%	05/15/34	2,113,826
5,953,000	Commonwealth Edison Co.	6.45%	01/15/38	6,602,060
1,695,000	Dominion Energy, Inc., Series A	3.30%	03/15/25	1,693,669
2,375,000	Duke Energy Carolinas LLC	5.35%	01/15/53	2,319,893
750,000	Entergy Texas, Inc.	3.45%	12/01/27	724,062
6,101,000	FirstEnergy Transmission LLC (e)	2.87%	09/15/28	5,727,548
4,455,000	FirstEnergy Transmission LLC	5.00%	01/15/35	4,404,993
3,360,000	Florida Power & Light Co.	5.70%	03/15/55	3,485,233
3,855,000	Interstate Power and Light Co.	2.30%	06/01/30	3,405,243
1,450,000	Interstate Power and Light Co.	5.70%	10/15/33	1,512,936
1,750,000	Jersey Central Power & Light Co. (e)	4.30%	01/15/26	1,741,294
10,000,000	Niagara Mohawk Power Corp. (e)	3.03%	06/27/50	6,547,137
2,820,000	Oncor Electric Delivery Co., LLC	4.95%	09/15/52	2,572,406
825,000	Public Service Co. of New Mexico	3.85%	08/01/25	820,112
3,480,000	Southwestern Public Service Co., Series 9	5.15%	06/01/52	3,122,090
700,000	Trans-Allegheny Interstate Line Co. (e)	3.85%	06/01/25	697,642
1,505,000	Xcel Energy, Inc.	4.80%	09/15/41	1,356,581
				57,030,846
	Engineering & Construction — 0.0%
690,000	Artera Services LLC (e)	8.50%	02/15/31	691,206
	Entertainment — 0.5%
5,435,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	4,884,185
18,840,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	15,621,155
2,195,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	1,695,570
				22,200,910
	Food — 0.2%
2,660,000	Mondelez International, Inc. (EUR)	0.75%	03/17/33	2,292,095
475,000	Mondelez International, Inc. (EUR)	2.38%	03/06/35	451,693
4,075,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	3,609,060
				6,352,848
	Gas — 0.4%
325,000	AmeriGas Partners, L.P. / AmeriGas Finance Corp. (e)	9.38%	06/01/28	328,874
2,765,000	East Ohio Gas (The), Co. (e)	2.00%	06/15/30	2,417,873
1,080,000	NiSource, Inc.	5.40%	06/30/33	1,094,704
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Gas (Continued)
$2,125,000	Piedmont Natural Gas Co., Inc.	5.40%	06/15/33	$2,164,439
5,800,000	Piedmont Natural Gas Co., Inc.	5.10%	02/15/35	5,773,703
500,000	Piedmont Natural Gas Co., Inc.	3.35%	06/01/50	344,904
6,385,000	Southern Co. Gas Capital Corp.	4.95%	09/15/34	6,275,145
				18,399,642
	Healthcare-Products — 0.2%
525,000	Alcon Finance Corp. (e)	2.75%	09/23/26	510,649
980,000	Medtronic, Inc. (EUR)	3.65%	10/15/29	1,052,252
5,000,000	Revvity, Inc.	2.55%	03/15/31	4,331,753
1,460,000	Stryker Corp. (EUR)	3.38%	09/11/32	1,537,652
				7,432,306
	Healthcare-Services — 0.5%
2,105,000	Bon Secours Mercy Health, Inc., Series 20-2	2.10%	06/01/31	1,804,261
75,000	Cigna Group (The)	3.05%	10/15/27	72,501
2,490,000	Elevance Health, Inc.	5.20%	02/15/35	2,493,014
1,500,000	HAH Group Holding Co. LLC (e)	9.75%	10/01/31	1,446,694
5,000,000	IQVIA, Inc.	5.70%	05/15/28	5,116,700
4,466,000	ModivCare, Inc. (e)	5.00%	10/01/29	1,624,351
200,000	New York and Presbyterian Hospital (The)	3.56%	08/01/36	173,655
5,000,000	UnitedHealth Group, Inc.	5.15%	07/15/34	5,037,429
2,630,000	Universal Health Services, Inc.	1.65%	09/01/26	2,510,875
				20,279,480
	Household Products/Wares — 0.0%
637,000	Spectrum Brands, Inc. (e)	3.88%	03/15/31	547,060
	Insurance — 0.5%
2,145,000	Athene Global Funding (e)	3.21%	03/08/27	2,065,393
1,650,000	Farmers Exchange Capital (e)	7.05%	07/15/28	1,729,611
2,200,000	Farmers Exchange Capital II (e) (f)	6.15%	11/01/53	2,131,493
1,770,000	Farmers Exchange Capital III (e) (f)	5.45%	10/15/54	1,625,095
3,495,000	Farmers Insurance Exchange (e) (f)	4.75%	11/01/57	2,868,249
4,645,000	Metropolitan Life Global Funding I (e)	3.45%	12/18/26	4,573,100
1,665,000	New York Life Insurance Co. (e)	3.75%	05/15/50	1,261,099
1,790,000	Teachers Insurance & Annuity Association of America (e)	4.90%	09/15/44	1,647,177
3,910,000	Teachers Insurance & Annuity Association of America (e)	4.27%	05/15/47	3,257,817
				21,159,034
	Internet — 0.1%
3,810,000	Uber Technologies, Inc.	4.80%	09/15/34	3,716,789
	Investment Companies — 0.1%
875,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	9.75%	01/15/29	893,099
140,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (e)	10.00%	11/15/29	142,461
2,459,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	9.00%	06/15/30	2,417,804
				3,453,364
	Machinery-Diversified — 0.0%
1,080,000	TK Elevator US Newco, Inc. (e)	5.25%	07/15/27	1,070,023
	Media — 0.7%
490,000	CCO Holdings LLC / CCO Holdings Capital Corp. (e)	4.75%	03/01/30	456,906
340,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	339,567
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Media (Continued)
$1,471,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	04/01/38	$1,346,211
10,230,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.70%	04/01/51	6,628,088
1,347,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.90%	06/01/52	895,789
2,670,000	Cox Enterprises, Inc. (e)	7.38%	07/15/27	2,819,111
2,455,000	CSC Holdings LLC (e)	11.75%	01/31/29	2,398,613
5,486,000	CSC Holdings LLC (e)	6.50%	02/01/29	4,586,845
1,280,000	CSC Holdings LLC (e)	5.75%	01/15/30	737,242
4,250,000	Time Warner Cable LLC	5.88%	11/15/40	3,943,381
8,320,000	Time Warner Cable LLC	5.50%	09/01/41	7,363,498
				31,515,251
	Oil & Gas Services — 0.0%
1,030,000	Archrock Partners, L.P. / Archrock Partners Finance Corp. (e)	6.63%	09/01/32	1,043,315
800,000	USA Compression Partners, L.P. / USA Compression Finance Corp. (e)	7.13%	03/15/29	822,687
				1,866,002
	Packaging & Containers — 0.1%
3,000,000	Amcor Finance USA, Inc.	3.63%	04/28/26	2,965,808
1,000,000	Amcor Flexibles North America, Inc.	2.63%	06/19/30	894,922
1,350,000	Clearwater Paper Corp. (e)	4.75%	08/15/28	1,273,583
				5,134,313
	Pharmaceuticals — 1.0%
625,000	Bayer US Finance II LLC (e)	2.85%	04/15/25	623,097
4,880,000	Bayer US Finance II LLC (e)	4.25%	12/15/25	4,856,100
815,000	Bayer US Finance II LLC (e)	4.63%	06/25/38	703,680
4,864,000	Bayer US Finance II LLC (e)	4.40%	07/15/44	3,744,825
2,540,000	Bayer US Finance II LLC (e)	4.88%	06/25/48	2,049,982
7,245,000	Bayer US Finance LLC (e)	6.50%	11/21/33	7,569,550
4,310,000	Bayer US Finance LLC (e)	6.88%	11/21/53	4,500,625
1,225,000	CVS Health Corp.	1.75%	08/21/30	1,035,695
1,160,000	CVS Health Corp.	4.78%	03/25/38	1,053,093
3,023,000	CVS Health Corp.	5.13%	07/20/45	2,674,771
3,625,000	CVS Health Corp.	5.05%	03/25/48	3,146,096
906,000	CVS Health Corp.	5.88%	06/01/53	873,660
4,420,000	CVS Health Corp. (f)	7.00%	03/10/55	4,470,980
2,870,000	Johnson & Johnson (EUR)	3.05%	02/26/33	3,006,997
1,200,000	Johnson & Johnson (EUR)	3.55%	06/01/44	1,259,117
				41,568,268
	Pipelines — 0.1%
3,640,000	NGPL PipeCo LLC (e)	4.88%	08/15/27	3,630,872
1,461,000	Venture Global LNG, Inc. (e)	7.00%	01/15/30	1,482,048
1,098,000	Venture Global LNG, Inc. (e)	9.88%	02/01/32	1,201,548
				6,314,468
	Real Estate Investment Trusts — 0.9%
612,000	Alexandria Real Estate Equities, Inc.	4.50%	07/30/29	605,648
500,000	American Assets Trust, L.P.	3.38%	02/01/31	443,377
2,735,000	American Assets Trust, L.P.	6.15%	10/01/34	2,750,302
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Real Estate Investment Trusts (Continued)
$4,665,000	American Homes 4 Rent, L.P.	3.38%	07/15/51	$3,218,085
4,901,000	Crown Castle, Inc.	2.50%	07/15/31	4,225,499
750,000	CubeSmart, L.P.	4.38%	02/15/29	738,006
543,000	Extra Space Storage, L.P.	3.90%	04/01/29	525,679
1,135,000	Extra Space Storage, L.P.	2.20%	10/15/30	988,724
872,000	Extra Space Storage, L.P.	2.40%	10/15/31	745,953
220,000	Extra Space Storage, L.P.	2.35%	03/15/32	184,724
946,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/30	896,726
615,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/31	574,219
895,000	Healthcare Realty Holdings, L.P.	3.63%	01/15/28	861,567
1,300,000	Healthcare Realty Holdings, L.P.	3.10%	02/15/30	1,190,338
5,635,000	Hudson Pacific Properties, L.P.	3.95%	11/01/27	5,081,077
230,000	Invitation Homes Operating Partnership, L.P.	5.50%	08/15/33	233,773
1,605,000	LXP Industrial Trust	2.70%	09/15/30	1,416,170
3,852,000	LXP Industrial Trust	2.38%	10/01/31	3,224,472
670,000	Piedmont Operating Partnership, L.P.	3.15%	08/15/30	585,178
3,000,000	Prologis Euro Finance LLC (EUR)	4.25%	01/31/43	3,240,245
1,700,000	Realty Income Corp. (EUR)	4.88%	07/06/30	1,896,416
2,920,000	Realty Income Corp. (EUR)	5.13%	07/06/34	3,374,082
170,000	Rexford Industrial Realty, L.P.	2.15%	09/01/31	143,583
320,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.63%	06/15/25	319,877
1,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	3.88%	02/15/29	956,601
1,570,000	VICI Properties, L.P. / VICI Note Co., Inc. (e)	4.13%	08/15/30	1,479,154
				39,899,475
	Retail — 0.2%
2,575,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (e)	5.38%	04/01/26	2,567,441
3,725,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (e)	5.88%	04/01/29	3,482,722
1,845,000	Michaels (The) Cos., Inc (e)	5.25%	05/01/28	1,386,110
3,065,000	Michaels (The) Cos., Inc. (e)	7.88%	05/01/29	1,886,220
				9,322,493
	Semiconductors — 0.1%
865,000	Foundry JV Holdco LLC (e)	5.50%	01/25/31	881,412
1,280,000	Intel Corp.	3.73%	12/08/47	911,410
900,000	Intel Corp.	5.70%	02/10/53	846,665
				2,639,487
	Software — 0.1%
515,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance S.A.R.L. (e)	8.75%	05/01/29	519,846
3,405,000	Oracle Corp	4.80%	08/03/28	3,435,150
				3,954,996
	Telecommunications — 0.5%
80,000	Frontier Communications Holdings LLC (e)	5.88%	10/15/27	80,018
666,000	Frontier Communications Holdings LLC (e)	8.63%	03/15/31	712,170
13,744,250	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (e)	5.15%	03/20/28	13,833,188
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (d) (Continued)
	Telecommunications (Continued)
$1,415,000	T-Mobile USA, Inc.	3.75%	04/15/27	$1,393,098
3,625,000	T-Mobile USA, Inc.	4.70%	01/15/35	3,505,989
				19,524,463
	Total Corporate Bonds and Notes			500,951,348
	(Cost $519,114,803)
ASSET-BACKED SECURITIES — 11.0%
	ACE Securities Corp. Home Equity Loan Trust
13,326,844	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.73%	01/25/37	7,226,609
11,730,229	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	02/25/37	4,924,082
	Allegro CLO X Ltd.
10,925,000	Series 2019-1A, Class BRR, 3 Mo. CME Term SOFR + 1.60% (a) (e)	5.89%	04/20/32	10,946,448
	AMMC CLO 24 Ltd.
8,800,000	Series 2021-24A, Class BR, 3 Mo. CME Term SOFR + 1.60% (a) (e)	5.89%	01/20/35	8,849,957
	AMSR Trust
5,000,000	Series 2021-SFR3, Class G (e)	3.80%	10/17/38	4,754,640
	Argent Securities, Inc.
39,838	Series 2005-W2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.74% (a)	5.17%	10/25/35	39,297
	Asset Backed Funding Certificates Trust
7,390,716	Series 2006-HE1, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.22% (a)	4.65%	01/25/37	4,090,814
	Bain Capital Credit CLO Ltd.
8,500,000	Series 2021-7A, Class CR, 3 Mo. CME Term SOFR + 1.80% (a) (e)	6.11%	01/22/35	8,519,610
	Barings Loan Partners CLO Ltd.
11,745,000	Series 2025-LP-2A, Class CR, 3 Mo. CME Term SOFR + 1.65% (a) (e)	5.95%	01/20/34	11,762,548
	BlueMountain CLO Ltd.
13,000,000	Series 2018-3A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.59% (a) (e)	6.15%	10/25/30	13,044,605
	Carrington Mortgage Loan Trust
18,000,000	Series 2006-NC4, Class A4, 1 Mo. CME Term SOFR + CSA + 0.24% (a)	4.67%	10/25/36	14,475,067
	Carvana Auto Receivables Trust
70,350	Series 2022-P3, Class R (e)	(g)	09/10/29	6,674,691
	CIFC Funding Ltd.
8,000,000	Series 2014-4RA, Class BRR (a) (e) (h)	0.00%	01/17/35	8,010,000
4,610,000	Series 2021-7A, Class A1, 3 Mo. CME Term SOFR + CSA + 1.13% (a) (e)	5.68%	01/23/35	4,622,534
	CIM Trust
2,216,297	Series 2021-NR3, Class A1, steps up to 6.57% on 04/01/25 (e) (i)	5.57%	06/25/57	2,214,652
10,819,244	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (e) (i)	6.00%	06/25/62	10,989,696
	Dryden 70 CLO Ltd.
2,500,000	Series 2018-70A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (e)	6.27%	01/16/32	2,508,618
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Dryden Senior Loan Fund
$7,600,000	Series 2017-54A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.24% (a) (e)	5.79%	10/19/29	$7,618,797
	ECMC Group Student Loan Trust
1,135,956	Series 2017-2A, Class A, 30 Day Average SOFR + CSA + 1.05% (a) (e)	5.52%	05/25/67	1,138,465
	Elmwood CLO VI Ltd.
13,400,000	Series 2020-3A, Class BRR, 3 Mo. CME Term SOFR + CSA + 1.44% (a) (e)	5.99%	07/18/37	13,490,277
	Exeter Automobile Receivables Trust
10,000	Series 2021-4A, Class R (e)	(g)	12/15/33	913,661
	First Franklin Mortgage Loan Trust
14,550,924	Series 2006-FF13, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	10/25/36	9,527,952
10,918,478	Series 2007-FF2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	4.71%	03/25/37	5,616,348
	GE-WMC Mortgage Securities LLC
175,411	Series 2005-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (a)	5.09%	10/25/35	172,239
	GSAMP Trust
11,514,101	Series 2006-NC2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.73%	06/25/36	6,320,330
8,372,852	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (a)	4.57%	01/25/37	4,869,821
	HPS Loan Management Ltd.
9,750,000	Series 2024-19A, Class B2, 3 Mo. CME Term SOFR + 2.25% (a) (e)	6.55%	04/15/37	9,876,293
	JP Morgan Mortgage Acquisition Trust
2,054,833	Series 2006-WF1, Class A6	6.50%	07/25/36	558,069
16,455,006	Series 2006-WMC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.73%	07/25/36	7,053,790
17,410,030	Series 2006-WMC2, Class A5, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	4.93%	07/25/36	7,470,931
	Lehman XS Trust
2,448,192	Series 2006-9, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	05/25/46	2,111,800
	Long Beach Mortgage Loan Trust
260,228	Series 2006-1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.44% (a)	4.87%	02/25/36	255,720
	Madison Park Funding Ltd.
250,000	Series 2018-27A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.35% (a) (e)	5.90%	04/20/30	250,000
8,711,772	Series 2018-29A, Class AR, 3 Mo. CME Term SOFR + CSA + 0.92% (a) (e)	5.47%	10/18/30	8,725,521
13,500,000	Series 2021-39A, Class BR, 3 Mo. CME Term SOFR + 1.75% (a) (e)	6.04%	10/22/34	13,588,042
	Magnetite Ltd.
5,767,707	Series 2015-12A, Class AR4, 3 Mo. CME Term SOFR + CSA + 0.89% (a) (e)	5.45%	10/15/31	5,781,830
	Mastr Asset Backed Securities Trust
6,715,895	Series 2006-WMC3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.10% (a)	4.53%	08/25/36	2,263,877
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Merrill Lynch First Franklin Mortgage Loan Trust
$105,424	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	4.69%	06/25/37	$104,571
	Mid-State Trust
45,359	Series 11, Class A1	4.86%	07/15/38	45,171
	Morgan Stanley ABS Capital I, Inc. Trust
9,117,841	Series 2006-HE4, Class A3, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.73%	06/25/36	4,590,425
5,067,723	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (a)	4.53%	10/25/36	2,209,670
58,138	Series 2006-NC1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.57% (a)	5.00%	12/25/35	57,874
5,344,379	Series 2007-HE1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.23% (a)	4.66%	11/25/36	3,003,921
23,660,600	Series 2007-HE2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.21% (a)	4.64%	01/25/37	10,721,515
5,614,477	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	4.69%	05/25/37	4,275,159
	Navient Student Loan Trust
211,038	Series 2017-3A, Class A3, 30 Day Average SOFR + CSA + 1.05% (a) (e)	5.52%	07/26/66	212,862
	NCFA LLC
7,100,000	Project Hollywood (j) (k)	3.10%	12/19/27	7,100,000
	New Residential Mortgage Loan Trust
12,615,000	Series 2022-SFR2, Class B (e)	3.75%	09/04/39	12,193,826
15,000,000	Series 2022-SFR2, Class E1 (e)	4.00%	09/04/39	14,261,716
	OCP CLO Ltd.
6,200,000	Series 2020-19A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (a) (e)	5.70%	10/20/34	6,217,050
	Octagon Investment Partners 46 Ltd.
14,000,000	Series 2020-2A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.16% (a) (e)	5.72%	07/15/36	14,027,693
	OHA Credit Funding Ltd.
14,000,000	Series 2015-11A, Class A2R2, 3 Mo. CME Term SOFR + CSA + 1.44% (a) (e)	5.99%	04/20/37	14,110,776
	Progress Residential Trust
9,120,000	Series 2021-SFR2, Class G (e)	4.25%	04/19/38	9,053,572
4,130,000	Series 2021-SFR3, Class G (e)	4.25%	05/17/26	4,090,756
19,690,000	Series 2021-SFR8, Class F (e)	3.18%	10/17/38	19,084,531
7,522,876	Series 2021-SFR10, Class F (e)	4.61%	12/17/40	7,218,590
	PRPM LLC
7,752,321	Series 2022-4, Class A1, steps up to 9.00% on 08/25/25 (e) (i)	5.00%	08/25/27	7,733,876
	Rad CLO 14 Ltd.
10,000,000	Series 2021-14A, Class B, 3 Mo. CME Term SOFR + CSA + 1.65% (a) (e)	6.21%	01/15/35	10,032,813
	RCKT Mortgage Trust
6,471,432	Series 2024-CES3, Class A1A (e)	6.59%	05/25/44	6,592,849
	Residential Asset Securities Corp.
41,016	Series 2006-EMX3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	4.99%	04/25/36	40,937
210,060	Series 2006-KS3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (a)	4.93%	04/25/36	208,123
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Rockford Tower CLO Ltd.
$3,155,625	Series 2017-3A, Class A, 3 Mo. CME Term SOFR + CSA + 1.19% (a) (e)	5.74%	10/20/30	$3,161,121
22,000,000	Series 2019-2A, Class BR2, 3 Mo. CME Term SOFR + 1.65% (a) (e)	5.97%	08/20/32	22,016,510
	Saxon Asset Securities Trust
492,380	Series 2007-2, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.24% (a)	4.67%	05/25/47	349,486
	Securitized Asset-Backed Receivables LLC Trust
20,802,161	Series 2006-WM4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a) (e)	4.81%	11/25/36	9,452,564
	Skyline Aircraft Finance LLC
10,766,683	Series 2020-1, Class A (j) (k)	3.23%	05/10/38	9,915,863
	SLC Student Loan Trust
620,845	Series 2008-1, Class A4A, 90 Day Average SOFR + CSA + 1.60% (a)	6.67%	12/15/32	626,221
	SLM Student Loan Trust
80,000	Series 2007-7, Class B, 90 Day Average SOFR + 1.01% (a)	5.57%	10/27/70	81,017
130,000	Series 2008-2, Class B, 90 Day Average SOFR + 1.46% (a)	6.02%	01/25/83	137,275
700,000	Series 2008-3, Class B, 90 Day Average SOFR + 1.46% (a)	6.02%	04/26/83	726,645
1,366,622	Series 2008-6, Class A4, 90 Day Average SOFR + CSA + 1.10% (a)	5.92%	07/25/23	1,365,328
320,000	Series 2008-7, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	6.67%	07/26/83	330,465
389,874	Series 2012-2, Class A, 30 Day Average SOFR + CSA + 0.70% (a)	5.17%	01/25/29	382,812
135,228	Series 2012-6, Class A3, 30 Day Average SOFR + CSA + 0.75% (a)	5.22%	05/26/26	133,383
2,038,925	Series 2012-7, Class A3, 30 Day Average SOFR + CSA + 0.65% (a)	5.12%	05/26/26	1,986,406
555,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (a)	6.27%	09/25/43	555,051
73,043	Series 2013-2, Class A, 30 Day Average SOFR + CSA + 0.45% (a)	4.92%	06/25/43	71,961
	Soundview Home Loan Trust
5,533,537	Series 2007-OPT4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.00% (a)	5.43%	09/25/37	3,939,514
	Structured Asset Investment Loan Trust
415,491	Series 2004-6, Class A3, 1 Mo. CME Term SOFR + CSA + 0.80% (a)	5.23%	07/25/34	426,313
	Structured Asset Securities Corp. Mortgage Loan Trust
333,063	Series 2005-NC2, Class M5, 1 Mo. CME Term SOFR + CSA + 0.93% (a)	5.36%	05/25/35	341,768
	TAL Advantage VII LLC
6,435,000	Series 2020-1A, Class A (e)	2.05%	09/20/45	6,044,223
	TIF Funding II LLC
6,191,833	Series 2020-1A, Class A (e)	2.09%	08/20/45	5,790,150
	Voya CLO Ltd.
13,000,000	Series 2020-1A, Class AR, 3 Mo. CME Term SOFR + CSA + 1.15% (a) (e)	5.72%	07/16/34	13,019,942
	Wachovia Student Loan Trust
348,039	Series 2006-1, Class A6, 90 Day Average SOFR + CSA + 0.17% (a) (e)	4.99%	04/25/40	342,804
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	WaMu Asset-Backed Certificates WaMu Trust
$1,009,928	Series 2007-HE2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.11% (a)	4.54%	04/25/37	$375,753
3,504,621	Series 2007-HE2, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.19% (a)	4.62%	04/25/37	1,304,808
7,509,902	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (a)	4.68%	04/25/37	2,798,892
	Total Asset-Backed Securities			474,122,182
	(Cost $510,850,059)
MORTGAGE-BACKED SECURITIES — 8.9%
	Collateralized Mortgage Obligations — 5.3%
	Ajax Mortgage Loan Trust
1,605,076	Series 2019-F, Class A1, steps up to 3.86% on 11/25/26 (e) (i)	2.86%	07/25/59	1,549,938
	Alternative Loan Trust
4,330,699	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	4.91%	06/25/35	4,113,679
4,813,406	Series 2005-56, Class 1A1, 1 Mo. CME Term SOFR + CSA + 1.46% (a)	5.89%	11/25/35	4,498,331
4,638,832	Series 2005-67CB, Class A1	5.50%	01/25/36	3,435,542
2,515,318	Series 2007-13, Class A1	6.00%	06/25/47	1,302,380
	American Home Mortgage Assets Trust
11,688,332	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (a)	5.39%	02/25/47	4,096,874
	American Home Mortgage Investment Trust
1,264,911	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	5.01%	11/25/45	1,199,596
	Angel Oak Mortgage Trust
6,901,165	Series 2024-1, Class A1, steps up to 6.21% on 01/01/28 (e) (i)	5.21%	08/25/68	6,870,940
	Banc of America Funding Trust
267,749	Series 2014-R6, Class 2A13 (e) (l)	4.69%	07/26/36	266,414
	Bear Stearns Mortgage Funding Trust
78,660	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	07/25/36	72,675
1,865,247	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (a)	4.79%	10/25/36	1,676,696
2,734,723	Series 2006-AR5, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	01/25/37	2,620,681
141,020	Series 2007-AR5, Class 1A1G, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	06/25/47	127,804
	CIM Trust
2,233,923	Series 2019-R1, Class A (e)	3.25%	10/25/58	2,018,258
2,478,468	Series 2019-R4, Class A1 (e)	3.00%	10/25/59	2,297,989
3,759,770	Series 2020-R3, Class A1A (e)	4.00%	01/26/60	3,664,374
6,655,000	Series 2020-R3, Class A1B (e)	4.00%	01/26/60	6,024,103
21,112,000	Series 2020-R7, Class A1B (e) (m)	2.25%	12/27/61	15,511,884
10,233,779	Series 2021-R3, Class A1A (e)	1.95%	06/25/57	9,410,973
17,632,559	Series 2023-R1, Class A1A (e)	5.40%	04/25/62	17,456,949
12,492,087	Series 2023-R3, Class A1A (e)	4.50%	01/25/63	12,490,473
	Connecticut Avenue Securities Trust
5,858,277	Series 2019-R04, Class 2B1, 30 Day Average SOFR + CSA + 5.25% (a) (e)	9.72%	06/25/39	6,155,827
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust
$8,694,988	Series 2007-2, Class 1A4	5.75%	03/25/37	$4,361,581
25,701,943	Series 2007-3, Class 1A1A	5.84%	04/25/37	6,201,678
5,436,263	Series 2021-NQM7, Class A1 (e)	1.76%	10/25/66	4,825,856
10,386,699	Series 2021-RP11, Class A1 (e)	2.25%	10/25/61	8,299,242
12,699,805	Series 2021-RP11, Class PT (e)	3.74%	10/25/61	8,827,477
	CSMCM Trust
544,388	Series 2021-RP11 (e)	3.78%	10/27/61	420,742
	GMACM Mortgage Loan Trust
1,151,113	Series 2006-AR1, Class 1A1 (l)	3.93%	04/19/36	935,721
969,319	Series 2006-J1, Class A4	5.75%	04/25/36	855,027
	GreenPoint Mortgage Funding Trust
56,989	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	5.01%	02/25/36	51,098
	GSR Mortgage Loan Trust
21,406,942	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	08/25/46	4,763,077
	HarborView Mortgage Loan Trust
145,781	Series 2005-10, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.62% (a)	5.05%	11/19/35	95,778
930,597	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (a)	6.43%	10/25/37	737,956
	HomeBanc Mortgage Trust
396,597	Series 2004-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.74% (a)	5.17%	12/25/34	375,709
	Impac CMB Trust
109,393	Series 2005-2, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	04/25/35	106,715
344,791	Series 2005-4, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.27% (a)	4.97%	05/25/35	330,624
	IndyMac INDX Mortgage Loan Trust
1,103,792	Series 2005-AR14, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.60% (a)	5.03%	07/25/35	885,641
14,339,369	Series 2005-AR29, Class A1 (l)	3.74%	01/25/36	11,534,052
2,645,793	Series 2006-AR6, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	4.83%	06/25/46	2,292,993
3,092,244	Series 2007-FLX4, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	4.93%	07/25/37	2,711,273
	JP Morgan Mortgage Trust
1,136,559	Series 2006-A4, Class 1A1 (l)	5.47%	06/25/36	782,596
	Lehman XS Trust
197,876	Series 2006-16N, Class A4A, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	11/25/46	173,068
3,757,133	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (a)	5.37%	09/25/47	3,455,037
1,887,530	Series 2007-16N, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.80% (a)	5.23%	09/25/47	1,665,360
	Merrill Lynch Alternative Note Asset Trust
2,457,538	Series 2007-OAR3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	07/25/47	2,251,039
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Morgan Stanley Mortgage Loan Trust
$15,881	Series 2005-2AR, Class A, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	4.69%	04/25/35	$15,850
	MortgageIT Trust
30,567	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	12/25/35	29,999
	OBX Trust
3,593,912	Series 2021-NQM2, Class A1 (e)	1.10%	05/25/61	2,942,719
8,306,650	Series 2021-NQM3, Class A1 (e)	1.05%	07/25/61	6,876,923
	Opteum Mortgage Acceptance Corp.
645,202	Series 2005-5, Class 1A1D, 1 Mo. CME Term SOFR + CSA + 0.76% (a)	5.19%	12/25/35	634,091
213,922	Series 2006-1, Class 1APT, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	04/25/36	200,649
	PRKCM Trust
14,863,959	Series 2021-AFC2, Class A1 (e)	2.07%	11/25/56	13,028,199
	RALI Trust
5,374,945	Series 2007-QS7, Class 1A1	6.00%	05/25/37	4,335,666
2,481,348	Series 2007-QS9, Class A33	6.50%	07/25/37	2,031,621
	RFMSI Trust
5,824,545	Series 2007-S6, Class 1A4	6.00%	06/25/37	4,575,278
	Structured Adjustable Rate Mortgage Loan Trust
8,664	Series 2004-12, Class 3A1 (l)	5.75%	09/25/34	8,476
21,943,190	Series 2006-2, Class 4A1 (l)	4.49%	03/25/36	11,983,602
	Structured Asset Mortgage Investments II Trust
1,228,615	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (a)	4.89%	02/25/36	986,437
6,024,130	Series 2006-AR7, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	08/25/36	4,973,319
4,383,364	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (a)	6.19%	08/25/47	3,684,697
	WaMu Mortgage Pass-Through Certificates Trust
55,513	Series 2005-AR1, Class A2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (a)	5.11%	01/25/45	54,748
117,463	Series 2005-AR15, Class A1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	11/25/45	112,221
163,189	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	5.69%	02/25/46	147,616
244,815	Series 2006-AR4, Class 1A1A, 12 Mo. Treasury Average + 0.94% (a)	4.38%	05/25/46	227,517
				230,651,348
	Commercial Mortgage-Backed Securities — 3.6%
	BX Commercial Mortgage Trust
12,546,000	Series 2020-VIV2, Class C (e) (l)	3.54%	03/09/44	11,489,966
9,320,000	Series 2020-VIVA, Class D (e) (l)	3.55%	03/11/44	8,434,954
3,500,000	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (a) (e)	8.32%	10/15/38	3,438,271
	BX Trust
8,670,000	Series 2019-OC11, Class D (e) (l)	3.94%	12/09/41	8,039,022
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BXHPP Trust
$5,200,000	Series 2021-FILM, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (e)	6.43%	08/15/36	$4,746,549
	BXP Trust
8,500,000	Series 2017-CC, Class B (e) (l)	3.55%	08/13/37	7,975,396
1,440,000	Series 2017-CC, Class D (e) (l)	3.55%	08/13/37	1,291,238
5,000,000	Series 2017-GM, Class D (e) (l)	3.42%	06/13/39	4,736,041
	BXSC Commercial Mortgage Trust
8,450,000	Series 2022-WSS, Class D, 1 Mo. CME Term SOFR + 3.19% (a) (e)	7.50%	03/15/35	8,488,115
	CAMB Commercial Mortgage Trust
9,150,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (a) (e)	7.16%	12/15/37	9,160,612
	CENT Trust
6,470,000	Series 2023-CITY, Class A, 1 Mo. CME Term SOFR + 2.62% (a) (e)	6.93%	09/15/38	6,529,321
	Century Plaza Towers
3,500,000	Series 2019-CPT, Class A (e)	2.87%	11/13/39	3,162,374
	CRSO Trust
1,700,000	Series 2023-BRND, Class B	7.66%	07/10/28	1,786,340
	DC Office Trust
3,600,000	Series 2019-MTC, Class A (e)	2.97%	09/15/45	3,258,692
	DROP Mortgage Trust
8,933,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (e)	6.13%	10/15/43	8,260,235
	Grace Trust
5,080,000	Series 2020-GRCE, Class D (e) (l)	2.68%	12/10/40	4,283,720
	Hilton U.S.A. Trust
7,000,000	Series 2016-HHV, Class F (e) (l)	4.19%	11/05/38	6,763,783
	Hudson Yards Mortgage Trust
3,537,000	Series 2019-30HY, Class D (e) (l)	3.44%	07/10/39	3,193,753
	Life Mortgage Trust
3,500,000	Series 2021-BMR, Class F, 1 Mo. CME Term SOFR + CSA + 2.35% (a) (e)	6.78%	03/15/38	3,463,773
5,600,000	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (a) (e)	7.38%	03/15/38	5,537,673
	Manhattan West Mortgage Trust
3,855,000	Series 2020-1MW, Class A (e)	2.13%	09/10/39	3,595,090
	MKT Mortgage Trust
2,719,000	Series 2020-525M, Class D (e) (l)	2.94%	02/12/40	2,091,897
	SFAVE Commercial Mortgage Securities Trust
9,265,000	Series 2015-5AVE, Class A2A (e) (l)	3.66%	01/05/43	8,096,583
	SLG Office Trust
7,600,000	Series 2021-OVA, Class A (e)	2.59%	07/15/41	6,565,978
5,000,000	Series 2021-OVA, Class E (e)	2.85%	07/15/41	4,188,849
5,000,000	Series 2021-OVA, Class F (e)	2.85%	07/15/41	4,007,610
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	SREIT Trust
$7,100,000	Series 2021-PALM, Class E, 1 Mo. CME Term SOFR + CSA + 1.91% (a) (e)	6.34%	10/15/34	$7,018,657
6,430,000	Series 2021-PALM, Class G, 1 Mo. CME Term SOFR + CSA + 3.62% (a) (e)	8.04%	10/15/34	6,375,381
				155,979,873
	Total Mortgage-Backed Securities			386,631,221
	(Cost $421,537,995)
FOREIGN CORPORATE BONDS AND NOTES (d) — 3.3%
	Agriculture — 0.1%
2,295,000	Imperial Brands Finance PLC (e)	3.50%	07/26/26	2,259,852
	Airlines — 0.0%
500,400	Air Canada Pass-Through Trust, Series 2017-1, Class AA (e)	3.30%	01/15/30	469,726
	Auto Manufacturers — 0.1%
3,700,000	Volkswagen Financial Services AG (EUR) (n)	3.88%	11/19/31	3,867,324
1,000,000	Volkswagen International Finance N.V. (EUR) (f) (n)	7.88%	(o)	1,175,946
				5,043,270
	Banks — 0.2%
1,830,000	HSBC Holdings PLC (f)	2.10%	06/04/26	1,817,984
1,215,000	HSBC Holdings PLC (f)	4.76%	06/09/28	1,213,500
1,110,000	HSBC Holdings PLC (f)	2.01%	09/22/28	1,035,972
930,000	Santander UK Group Holdings PLC (f)	1.53%	08/21/26	916,337
1,440,000	Santander UK Group Holdings PLC (f)	1.67%	06/14/27	1,383,655
995,000	Santander UK Group Holdings PLC (f)	2.47%	01/11/28	951,589
				7,319,037
	Beverages — 0.3%
5,020,000	Anheuser-Busch InBev S.A. / N.V. (EUR) (n)	3.95%	03/22/44	5,329,993
7,000,000	Becle SAB de C.V. (e)	2.50%	10/14/31	5,663,434
4,230,000	JDE Peet’s N.V. (e)	2.25%	09/24/31	3,540,625
				14,534,052
	Diversified Financial Services — 0.3%
1,296,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.45%	10/01/25	1,293,954
8,200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	7,704,438
670,000	Avolon Holdings Funding Ltd. (e)	3.25%	02/15/27	649,661
5,256,000	Avolon Holdings Funding Ltd. (e)	2.53%	11/18/27	4,921,355
				14,569,408
	Electric — 0.5%
2,500,000	Amprion GmbH (EUR) (n)	0.63%	09/23/33	2,075,600
500,000	Amprion GmbH (EUR) (n)	4.00%	05/21/44	523,943
1,000,000	E.ON SE (EUR)	3.50%	10/26/37	1,061,487
1,000,000	E.ON SE (EUR) (n)	3.88%	09/05/38	1,050,909
1,100,000	Elia Group S.A. / N.V. (EUR) (n)	3.88%	06/11/31	1,166,295
1,200,000	Elia Transmission Belgium S.A. (EUR) (n)	3.75%	01/16/36	1,273,607
100,000	Eurogrid GmbH (EUR) (n)	1.11%	05/15/32	90,043
2,400,000	Eurogrid GmbH (EUR) (n)	0.74%	04/21/33	2,047,711
625,000	MVM Energetika Zrt (n)	7.50%	06/09/28	659,375
1,500,000	MVM Energetika Zrt (n)	6.50%	03/13/31	1,541,874
1,000,000	National Grid Electricity Transmission PLC (EUR) (n)	0.82%	07/07/32	879,165
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (d) (Continued)
	Electric (Continued)
$2,500,000	RTE Reseau de Transport d’Electricite SADIR (EUR) (n)	3.50%	04/30/33	$2,653,026
4,375,000	TenneT Holding B.V. (EUR) (n)	4.50%	10/28/34	4,990,460
1,590,000	TenneT Holding B.V. (EUR) (n)	2.75%	05/17/42	1,494,547
				21,508,042
	Food — 0.3%
3,600,000	ELO SACA (EUR) (n)	6.00%	03/22/29	3,491,009
6,660,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	7,225,167
4,340,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	4.38%	02/02/52	3,410,808
				14,126,984
	Gas — 0.1%
4,335,000	National Gas Transmission PLC (EUR) (n)	4.25%	04/05/30	4,714,025
	Healthcare-Products — 0.2%
4,520,000	American Medical Systems Europe B.V. (EUR)	3.00%	03/08/31	4,700,023
550,000	Medtronic Global Holdings S.C.A. (EUR)	1.63%	03/07/31	530,102
2,305,000	Medtronic Global Holdings S.C.A. (EUR)	3.38%	10/15/34	2,417,481
1,000,000	Medtronic Global Holdings S.C.A. (EUR)	1.75%	07/02/49	707,702
400,000	Sartorius Finance B.V. (EUR) (n)	4.50%	09/14/32	441,847
				8,797,155
	Healthcare-Services — 0.1%
2,780,000	Kedrion S.p.A. (e)	6.50%	09/01/29	2,647,784
815,000	Lonza Finance International N.V. (EUR) (n)	3.88%	04/24/36	873,425
				3,521,209
	Media — 0.0%
714,000	VZ Secured Financing B.V. (e)	5.00%	01/15/32	630,286
	Mining — 0.1%
3,790,000	Corp. Nacional del Cobre de Chile (n)	5.13%	02/02/33	3,673,980
	Oil & Gas — 0.2%
450,000	Ecopetrol S.A.	8.88%	01/13/33	471,712
1,383,000	KazMunayGas National Co. JSC (n)	5.38%	04/24/30	1,368,857
2,200,000	KazMunayGas National Co. JSC (e)	3.50%	04/14/33	1,863,758
2,504,000	Pertamina Persero PT (e)	3.10%	08/27/30	2,284,485
768,000	Petroleos Mexicanos	6.35%	02/12/48	518,297
				6,507,109
	Packaging & Containers — 0.1%
760,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	4.13%	08/15/26	690,855
4,021,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	2,057,144
1,050,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (e)	5.25%	08/15/27	537,180
				3,285,179
	Pharmaceuticals — 0.2%
3,930,000	1375209 BC Ltd. (e)	9.00%	01/30/28	3,958,064
2,485,000	Grifols S.A. (EUR) (n)	3.88%	10/15/28	2,447,165
1,335,000	Grifols S.A. (EUR) (n)	7.50%	05/01/30	1,470,635
2,520,000	MSD Netherlands Capital B.V. (EUR)	3.70%	05/30/44	2,618,065
				10,493,929
	Pipelines — 0.1%
619,432	Galaxy Pipeline Assets Bidco Ltd. (e)	2.16%	03/31/34	544,037
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (d) (Continued)
	Pipelines (Continued)
$2,760,000	TMS Issuer S.A.R.L. (n)	5.78%	08/23/32	$2,848,239
275,000	TransCanada PipeLines Ltd.	5.85%	03/15/36	284,694
				3,676,970
	Real Estate — 0.1%
1,270,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (n)	1.00%	05/04/28	1,232,416
2,285,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (n)	1.63%	04/20/30	2,147,217
700,000	LEG Immobilien SE (EUR) (n)	0.88%	03/30/33	588,525
500,000	Vonovia SE (EUR) (n)	2.25%	04/07/30	499,374
400,000	Vonovia SE (EUR) (n)	5.00%	11/23/30	454,257
1,800,000	Vonovia SE (EUR) (n)	0.75%	09/01/32	1,546,059
				6,467,848
	Real Estate Investment Trusts — 0.1%
4,065,000	Digital Intrepid Holding B.V. (EUR) (n)	0.63%	07/15/31	3,554,456
	Savings & Loans — 0.0%
1,550,000	Nationwide Building Society (e) (f)	2.97%	02/16/28	1,498,335
	Telecommunications — 0.1%
86,000	Altice Financing S.A. (e)	5.75%	08/15/29	67,546
255,000	Altice France S.A. (e)	8.13%	02/01/27	228,930
2,400,000	Global Switch Finance B.V. (EUR) (n)	1.38%	10/07/30	2,371,156
				2,667,632
	Water — 0.1%
1,240,000	Holding d’Infrastructures des Metiers de l’Environnement (EUR) (n)	4.88%	10/24/29	1,329,983
2,600,000	Suez SACA (EUR) (n)	2.88%	05/24/34	2,560,457
				3,890,440
	Total Foreign Corporate Bonds and Notes			143,208,924
	(Cost $147,741,226)

Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 1.8%
	Aerospace/Defense — 0.0%
1,015,631	TransDigm, Inc., Term Loan I, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	08/24/28	1,018,861
	Apartment REITs — 0.1%
4,956,366	Invitation Homes Operating Partnership, L.P., Term Loan, 1 Mo. CME Term SOFR + CSA + 0.95%, 0.00% Floor	5.37%	09/11/28	4,882,020
	Brokerage/Asset Managers/Exchanges — 0.1%
1,375,978	Deerfield Dakota Holding LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 1.00% Floor	8.08%	04/09/27	1,342,439
450,305	Guggenheim Partners Investment Management Holdings LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.83%	11/26/31	450,915
249,352	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.33%	12/15/31	246,632
782,804	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.83%	12/15/31	774,264
371,908	Jefferies Finance LLC, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	10/21/31	372,062
				3,186,312
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Cable Satellite — 0.0%
$426,639	Altice France S.A., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.30%	10/29/27	$369,843
575,410	CSC Holdings LLC, Term Loan B5, 6 Mo. Synthetic USD LIBOR + 2.50%, 0.00% Floor	7.17%	04/15/27	543,729
725,000	Virgin Media Bristol LLC, Term Loan N, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.93%	01/31/28	711,069
				1,624,641
	Chemicals — 0.0%
858,808	Chemours (The) Co., Term Loan B2, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/18/28	857,022
	Consumer Cyclical Services — 0.1%
114,625	8th Avenue Food & Provisions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	8.19%	10/01/25	112,776
275,970	AmSpec Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.58%	12/22/31	276,144
346,227	Arches Buyer, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	12/06/27	340,763
377,108	Cast & Crew LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	12/29/28	365,631
1,004,316	Delivery Hero Finco LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%	12/12/29	1,013,606
428,796	Ingenovis Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.19%	03/06/28	194,566
902,415	Ingenovis Health, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.66%	03/06/28	403,077
469,390	Ryan LLC, Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	11/14/30	470,381
386,119	StubHub Holdco Sub LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.07%	03/15/30	387,244
643,299	TruGreen, L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.42%	11/02/27	612,742
				4,176,930
	Consumer Products — 0.0%
505,449	AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.31%	07/31/28	504,332
	Diversified Manufacturing — 0.0%
585,000	TCP Sunbelt Acquisition Co., Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.57%	10/24/31	590,970
761,079	WEC US Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	01/27/31	760,547
				1,351,517
	Electric — 0.1%
1,162,430	Alpha Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	09/30/31	1,166,702
350,325	Calpine Corp., Term Loan B10, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	01/31/31	350,341
402,866	Cornerstone Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/28/31	404,628
349,075	Edgewater Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	08/01/30	350,675
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Electric (Continued)
$781,025	EFS Cogen Holdings I LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.81%	10/03/31	$782,978
174,953	Lackawanna Energy Center, Term Loan B2, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	08/06/29	175,281
38,328	Lackawanna Energy Center, Term Loan C, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	08/06/29	38,400
506,452	Potomac Energy Center LLC, Term Loan, 1 Mo. Synthetic LIBOR + 6.00%, 0.00% Floor	10.96%	09/30/26	508,984
24,750	South Field Energy LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.56%	08/21/31	24,775
603,562	South Field Energy LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.08%	08/29/31	604,193
397,020	South Field Energy LLC, Term Loan C, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.56%	08/21/31	397,434
37,625	South Field Energy LLC, Term Loan C, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.08%	08/29/31	37,664
735,038	Vistra Operations Co. LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	12/20/30	735,674
				5,577,729
	Finance Companies — 0.1%
2,783,364	Avolon TLB Borrower 1 U.S. LLC, Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.07%	06/24/30	2,786,092
	Food and Beverage — 0.1%
813,741	Dessert Holdings, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.44%	06/12/28	802,890
559,340	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.43%	01/24/29	343,485
560,255	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 6.00%, 0.50% Floor	10.43%	01/24/30	134,181
1,155,469	United Natural Foods, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.07%	05/01/31	1,174,483
				2,455,039
	Healthcare — 0.2%
843,761	Bausch & Lomb Corp., Term Loan, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.33%	09/29/28	846,925
1,549,692	Gainwell Acquisition Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.43%	10/01/27	1,446,545
573,917	ModivCare, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 7.50%, 0.00% Floor	11.89%	01/12/26	554,906
2,966,683	ModivCare, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.08%	07/01/31	2,390,642
365,021	NSM Top Holdings Corp., Term Loan, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.68%	05/09/29	369,014
748,152	Star Parent, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.33%	09/30/30	733,762
				6,341,794
	Healthcare REITs — 0.2%
1,667,079	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.26%	02/22/27	1,639,989
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Healthcare REITs (Continued)
$2,484,652	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.26%	08/20/27	$2,441,170
3,606,669	Healthpeak OP LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor (j)	5.32%	03/01/29	3,539,044
				7,620,203
	Home Construction — 0.0%
18,900	Kelso Industries LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 5.75%, 1.00% Floor	10.07%	12/31/29	18,994
455,000	Kelso Industries LLC, Term Loan, 1 Mo. CME Term SOFR + 5.75%, 1.00% Floor	10.07%	12/31/29	457,275
				476,269
	Insurance — 0.1%
2,009,056	Acrisure LLC, Term Loan B1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	11/06/30	2,010,633
300,000	Asurion LLC (fka Asurion Corp.), Term Loan B4, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.69%	01/22/29	292,032
1,251,603	Asurion LLC (fka Asurion Corp.), Term Loan B8, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	7.69%	12/23/26	1,251,484
				3,554,149
	Leisure — 0.1%
1,156,974	Showtime Acquisition LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.07%	08/18/31	1,167,097
950,463	William Morris Endeavor Entertainment LLC, Term Loan B1, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	7.19%	05/19/25	952,098
				2,119,195
	Lodging — 0.0%
181,758	Hilton Domestic Operating Co., Inc., Term Loan B4, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	11/08/30	182,638
335,575	Playa Resorts Holding B.V., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	01/05/29	336,763
				519,401
	Media Entertainment — 0.1%
240,227	Abe Investment Holdings, Term Loan B, Fixed Rate at 11.25%	11.25%	02/14/30	246,833
192,012	MH Sub I LLC, Term Loan, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	05/03/28	188,183
1,295,291	MH Sub I LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	12/31/31	1,246,614
545,442	Nep Group, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	7.82%	08/19/26	506,667
240,685	Research Now Group LLC and Dynata LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.00% Floor	9.58%	07/17/28	242,690
				2,430,987
	Oil Field Services — 0.0%
469,302	Kestrel Acquisition LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.83%	11/06/31	471,355
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Other Industrial — 0.0%
$166,157	Aggreko Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/02/29	$166,728
753,490	Artera Services LLC, Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.83%	02/10/31	744,542
				911,270
	Packaging — 0.1%
649,421	Balcan Innovations, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.04%	10/20/31	653,480
2,480,331	Berry Global, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	6.17%	07/02/29	2,483,990
1,488,000	Plaze, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.19%	08/03/26	1,424,760
				4,562,230
	Paper — 0.0%
418,715	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.92%	05/06/27	418,715
	Pharmaceuticals — 0.1%
817,586	Elanco Animal Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	6.16%	08/02/27	817,509
1,187,185	Grifols Worldwide Operations Ltd., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	6.41%	11/15/27	1,178,952
2,156,957	Jazz Financing Lux S.A.R.L., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.50% Floor	6.57%	05/05/28	2,161,669
				4,158,130
	Restaurants — 0.1%
1,140,541	1011778 BC ULC, Term Loan B6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	09/23/30	1,137,610
802,535	Dave & Buster’s, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/31/31	755,530
				1,893,140
	Retailers — 0.0%
572,330	Belron Finance 2019 LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.05%	10/16/31	574,568
313,521	Hanesbrands, Inc., Term Loan A, 1 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	6.17%	11/19/26	313,718
659,509	Peer Holding III B.V., Term Loan B5, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.33%	07/01/31	661,778
				1,550,064
	Services — 0.0%
887,236	Spin Holdco, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.71%	03/06/28	771,101
	Technology — 0.1%
512,766	Barracuda Networks, Inc., Term Loan, 6 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.79%	08/15/29	444,999
413,616	Cotiviti, Inc., Term Loan, Daily SOFR + 2.75%, 0.00% Floor	7.06%	02/17/32	408,834
2,789,697	EagleView Technology Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.09%	08/14/25	2,717,514
946,816	Renaissance Holding Corp., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.32%	04/08/30	924,329
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (p)	Stated Maturity (q)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Technology (Continued)
$333,764	Sabre GLBL, Inc., Term Loan B2, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.42%	06/30/28	$329,712
472,858	X Corp., Term Loan B1, 1 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.92%	10/26/29	472,139
368,441	Xerox Corp., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.32%	11/19/29	363,835
496,774	Xerox Corp., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.33%	11/19/29	490,565
				6,151,927
	Wireless — 0.0%
258,856	Altice France S.A., Term Loan B14, 3 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.80%	08/31/28	232,971
876,066	CCI Buyer, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.33%	12/17/27	880,507
				1,113,478
	Wirelines — 0.1%
1,771,963	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	03/09/27	1,714,047
250,000	Zayo Group Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.00% Floor	7.44%	03/09/27	239,605
				1,953,652
	Total Senior Floating-Rate Loan Interests			75,437,555
	(Cost $76,864,512)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (d) — 1.0%
	Brazil — 0.1%
500,000	Brazilian Government International Bond	6.13%	01/22/32	498,822
500,000	Brazilian Government International Bond	6.00%	10/20/33	485,790
3,330,000	Brazilian Government International Bond	6.13%	03/15/34	3,234,747
				4,219,359
	Colombia — 0.1%
1,485,000	Colombia Government International Bond	3.00%	01/30/30	1,267,821
1,200,000	Colombia Government International Bond	3.13%	04/15/31	980,525
1,000,000	Colombia Government International Bond	8.00%	04/20/33	1,043,557
				3,291,903
	Costa Rica — 0.0%
2,200,000	Costa Rica Government International Bond (n)	6.55%	04/03/34	2,276,692
	Guatemala — 0.1%
2,000,000	Guatemala Government Bond (n)	5.25%	08/10/29	1,959,952
2,800,000	Guatemala Government Bond (n)	3.70%	10/07/33	2,339,539
				4,299,491
	Hungary — 0.0%
1,430,000	Hungary Government International Bond (e)	2.13%	09/22/31	1,168,998
	Indonesia — 0.0%
1,000,000	Indonesia Government International Bond	4.85%	01/11/33	984,004
600,000	Indonesia Government International Bond	4.75%	09/10/34	580,077
				1,564,081
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (d) (Continued)
	Israel — 0.1%
$2,800,000	Israel Government International Bond, Series 5Y	5.38%	02/19/30	$2,824,153
	Mexico — 0.2%
2,266,000	Mexico Government International Bond	2.66%	05/24/31	1,906,898
1,700,000	Mexico Government International Bond	4.75%	04/27/32	1,587,679
2,006,000	Mexico Government International Bond	4.88%	05/19/33	1,852,698
2,250,000	Mexico Government International Bond	6.35%	02/09/35	2,269,104
				7,616,379
	Panama — 0.1%
3,148,000	Panama Government International Bond	3.16%	01/23/30	2,725,074
300,000	Panama Government International Bond	2.25%	09/29/32	219,413
470,000	Panama Government International Bond	6.40%	02/14/35	445,667
394,000	Panama Government International Bond	8.00%	03/01/38	412,357
				3,802,511
	Paraguay — 0.1%
2,485,000	Paraguay Government International Bond (n)	4.95%	04/28/31	2,431,015
	Peru — 0.0%
1,300,000	Peruvian Government International Bond	3.00%	01/15/34	1,078,025
	Philippines — 0.0%
750,000	Philippine Government International Bond	2.46%	05/05/30	672,668
	Romania — 0.1%
750,000	Romanian Government International Bond (e)	6.63%	02/17/28	770,995
1,490,000	Romanian Government International Bond (n)	3.00%	02/14/31	1,252,683
1,010,000	Romanian Government International Bond (n)	3.63%	03/27/32	847,328
1,000,000	Romanian Government International Bond (n)	6.38%	01/30/34	972,154
				3,843,160
	South Africa — 0.1%
730,000	Republic of South Africa Government International Bond	4.85%	09/30/29	690,001
1,009,000	Republic of South Africa Government International Bond	5.88%	06/22/30	983,810
1,550,000	Republic of South Africa Government International Bond	5.88%	04/20/32	1,475,050
				3,148,861
	United Arab Emirates — 0.0%
1,302,000	Finance Department Government of Sharjah (e)	6.50%	11/23/32	1,348,194
	Total Foreign Sovereign Bonds and Notes			43,585,490
	(Cost $44,717,034)
MUNICIPAL BONDS — 0.5%
	California — 0.1%
4,545,000	Regents of the Univ of CA Med Ctr Pooled Rev, Ser N	3.26%	05/15/60	3,042,378
	Massachusetts — 0.0%
1,845,000	Massachusetts Sch Bldg Auth Rev, Ser B	2.97%	10/15/32	1,656,992
	New Jersey — 0.1%
2,000,000	NJ St Turnpike Auth Rev, Ser B	1.86%	01/01/31	1,737,267
500,000	NJ St Turnpike Auth Rev, Ser F	3.73%	01/01/36	454,676
				2,191,943
	New York — 0.3%
2,285,000	City of New York NY, Ser F	3.62%	04/01/31	2,178,257
400,000	New York City NY Transitional Fin Auth Rev Qualified Sch Constr, Ser BD G-3	5.27%	05/01/27	408,425
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$970,000	New York City NY Transitional Fin Auth Rev, Ser A3	3.96%	08/01/32	$925,531
6,940,000	New York City NY Transitional Fin Auth Rev, Ser B-3	1.85%	08/01/32	5,714,426
5,140,000	NY St Urban Dev Corp Rev, Ser B	2.97%	03/15/34	4,511,195
				13,737,834
	Total Municipal Bonds			20,629,147
	(Cost $24,910,452)
CONVERTIBLE FOREIGN CORPORATE BONDS AND NOTES (d) — 0.1%
	Beverages — 0.0%
1,700,000	Davide Campari-Milano N.V. (EUR) (n)	2.38%	01/17/29	1,690,751
	Commercial Services — 0.1%
1,475,000	Worldline S.A. (EUR) (n)	(g)	07/30/25	1,796,334
2,154,300	Worldline S.A. (EUR) (n)	(g)	07/30/26	2,177,813
				3,974,147
	Total Convertible Foreign Corporate Bonds and Notes			5,664,898
	(Cost $5,585,989)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
14,959	Intelsat Jackson Emergence S.A. (r) (s)	559,721
	(Cost $499,504)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 4.2%
18,650,000	U.S. Treasury Bill	(g)	03/18/25	18,616,857
15,415,000	U.S. Treasury Bill	(g)	04/22/25	15,324,490
50,000,000	U.S. Treasury Bill	(g)	04/24/25	49,695,210
50,000,000	U.S. Treasury Bill	(g)	05/08/25	49,613,534
48,300,000	U.S. Treasury Bill	(g)	07/24/25	47,502,013
	Total U.S. Treasury Bills			180,752,104
	(Cost $180,702,660)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
85,362,947	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (t)	85,362,947
	(Cost $85,362,947)
	Total Investments — 112.0%	4,839,050,006
	(Cost $4,952,990,254)

See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Counterparty	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED SWAPTIONS — 0.0%
	Put Swaptions Purchased — 0.0%
JPM	5 Year Interest Swap, Pays 5.50% Annually, Receives SONIA Annually	$99,475,000	$4.52	01/30/26	$562,965
MS	2 Year Interest Swap, Pays SONIA Annually, Receives 4.05% Annually	233,590,000	4.46	01/30/26	569,651
	Total Purchased Swaptions				1,132,616
	(Cost $1,891,918)
	Net Other Assets and Liabilities — (12.0)%				(517,394,184)
	Net Assets — 100.0%				$4,322,788,438
Forward Foreign Currency Contracts at February 28, 2025 (See Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 2/28/2025	Sale Value as of 2/28/2025	Unrealized Appreciation (Depreciation)
04/11/2025	Citi	EUR	5,629,000	USD	5,899,128	$5,852,353	$5,899,128	$(46,775)
04/11/2025	GSIL	EUR	2,672,000	USD	2,779,523	2,778,022	2,779,523	(1,501)
04/11/2025	Citi	USD	87,947,114	EUR	85,793,000	87,947,114	89,197,179	(1,250,065)
04/11/2025	GSIL	USD	14,441,894	EUR	13,845,000	14,441,894	14,394,356	47,538
Net Unrealized Appreciation (Depreciation)								$(1,250,803)
Futures Contracts at February 28, 2025 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	7,182	Jun-2025	$1,486,449,562	$5,839,025
U.S. 5-Year Treasury Notes	2,313	Jun-2025	249,659,438	2,902,555
			$1,736,109,000	$8,741,580

Futures Contracts Short
Euro-Bobl Futures	236	Mar-2025	$(28,863,785)	$107,711
Euro-Bund Futures	297	Mar-2025	(41,035,104)	1,087,075
Euro-Buxl 30 Year Bonds Futures	64	Mar-2025	(8,617,517)	769,957
Euro-Schatz Futures	20	Mar-2025	(2,218,488)	11,030
Ultra 10-Year U.S. Treasury Notes	14	Jun-2025	(1,599,500)	(24,278)
Ultra U.S. Treasury Bond Futures	179	Jun-2025	(22,218,375)	(882,661)
			$(104,552,769)	$1,068,834
		Total	$1,631,556,231	$9,810,414

(a)	Floating or variable rate security.
(b)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial Statements).
(c)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(d)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2025, securities noted as such amounted to $790,483,841 or
18.3% of net assets.

(f)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2025.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(g)	Zero coupon security.
(h)	When-issued security. The interest rate shown reflects the rate in effect at February 28, 2025. Interest will begin accruing on the security’s first settlement date.
(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(j)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 28, 2025, securities noted as such are valued at $20,554,907 or 0.5% of net assets.

(k)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(l)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(m)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(n)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(o)	Perpetual maturity.
(p)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(q)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(r)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(s)	Non-income producing security.
(t)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GSIL	– Goldman Sachs International, London
JPM	– JPMorgan Chase and Co.
LIBOR	– London Interbank Offered Rate
MS	– Morgan Stanley
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
TBA	– To-Be-Announced Security
USD	– United States Dollar
See Notes to Financial Statements

First Trust TCW Opportunistic Fixed Income ETF (FIXD)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$1,573,710,985	$—	$1,573,710,985	$—
U.S. Government Bonds and Notes	1,348,433,484	—	1,348,433,484	—
Corporate Bonds and Notes*	500,951,348	—	500,951,348	—
Asset-Backed Securities	474,122,182	—	457,106,319	17,015,863
Mortgage-Backed Securities	386,631,221	—	386,631,221	—
Foreign Corporate Bonds and Notes*	143,208,924	—	143,208,924	—
Senior Floating-Rate Loan Interests*	75,437,555	—	75,437,555	—
Foreign Sovereign Bonds and Notes**	43,585,490	—	43,585,490	—
Municipal Bonds***	20,629,147	—	20,629,147	—
Convertible Foreign Corporate Bonds and Notes*	5,664,898	—	5,664,898	—
Common Stocks*	559,721	559,721	—	—
U.S. Treasury Bills	180,752,104	—	180,752,104	—
Money Market Funds	85,362,947	85,362,947	—	—
Total Investments	4,839,050,006	85,922,668	4,736,111,475	17,015,863
Purchased Swaptions	1,132,616	—	1,132,616	—
Forward Foreign Currency Contracts	47,538	—	47,538	—
Futures Contracts****	10,717,353	10,717,353	—	—
Total	$4,850,947,513	$96,640,021	$4,737,291,629	$17,015,863

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(1,298,341)	$—	$(1,298,341)	$—
Futures Contracts****	(906,939)	(906,939)	—	—
Total	$(2,205,280)	$(906,939)	$(1,298,341)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 23.8%
	Collateralized Mortgage Obligations — 2.3%
	Federal Home Loan Mortgage Corporation
$44,526,735	Series 2022-386, Class C1, IO	2.00%	03/15/52	$5,878,903
9,669,728	Series 2024-5472, Class FE, 30 Day Average SOFR + 1.35% (a)	5.70%	11/25/54	9,739,368
40,048,342	Series 2024-5496, Class S, IO, (30 Day Average SOFR) ×-1+ 5.90% (b)	1.55%	01/25/55	3,106,834
	Federal National Mortgage Association
565,448	Series 2011-116, Class SA, IO, (30 Day Average SOFR + CSA) ×-1+ 6.00% (b)	1.53%	11/25/41	50,436
106,085	Series 2012-128, Class UA	2.50%	06/25/42	91,768
412,192	Series 2013-18, Class MI, IO	3.00%	02/25/33	16,893
9,567,020	Series 2022-426, Class C40, IO	2.00%	06/25/51	1,233,181
35,440,025	Series 2022-426, Class C41, IO	2.00%	03/25/51	4,200,883
20,607,590	Series 2022-426, Class C42, IO	2.00%	11/25/50	2,688,350
55,058,316	Series 2023-434, Class C29, IO	2.00%	10/25/52	7,106,984
24,482,541	Series 2023-436, Class C32, IO	2.00%	10/25/52	3,226,981
34,915,829	Series 2024-82, Class CF, 30 Day Average SOFR + 1.35% (a)	5.70%	11/25/54	35,266,820
4,834,556	Series 2024-96, Class FD, 30 Day Average SOFR + 1.45% (a)	5.80%	12/25/54	4,892,636
	Government National Mortgage Association
611,059	Series 2003-110, Class S, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.60% (b)	2.19%	10/20/33	809
747,944	Series 2018-63, Class IO, IO	4.00%	09/20/47	113,328
23,763,804	Series 2024-151, Class ES, (30 Day Average SOFR) ×-1+ 5.40% (b)	1.05%	09/20/54	1,595,682
				79,209,856
	Commercial Mortgage-Backed Securities — 0.2%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
9,768,590	Series 2021-P009, Class X, IO (c)	1.34%	01/25/31	311,739
	Federal Home Loan Mortgage Corporation Multifamily PC REMIC Trust
4,095,000	Series 2019-P002, Class X, IO (d)	1.14%	07/25/33	265,398
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
162,382	Series K037, Class X3, IO (c)	5.05%	01/25/42	60
99,384	Series K039, Class X3, IO (c)	5.35%	08/25/42	16,164
20,449,223	Series K048, Class X3, IO (c)	1.49%	08/25/43	102,185
13,851,096	Series K051, Class X1, IO (c)	0.48%	09/25/25	31,301
46,915,000	Series K053, Class X3, IO (c)	1.64%	03/25/44	648,225
6,897,149	Series K056, Class X3, IO (c)	2.12%	06/25/44	178,074
38,206,238	Series K059, Class X3, IO (c)	1.92%	11/25/44	1,122,041
1,899,979	Series K060, Class X3, IO (c)	1.90%	12/25/44	55,639
1,210,445	Series KC04, Class X1, IO (c)	1.25%	12/25/26	18,691
6,177,328	Series KC05, Class X1, IO (c)	1.21%	06/25/27	109,922
2,625,449	Series KLU1, Class X3, IO (c)	4.11%	01/25/31	278,299
2,891,944	Series KS06, Class X, IO (c)	0.97%	08/25/26	21,678
4,613,973	Series KS07, Class X, IO (c)	0.59%	09/25/25	15,086
55,843,621	Series Q017, Class X, IO (d)	1.21%	04/25/30	630,235
	Federal National Mortgage Association
20,201	Series 2016-M2, Class X3, IO (c) (e)	2.04%	04/25/36	3
968,206	Series 2016-M4, Class X2, IO (c)	2.70%	01/25/39	5,310
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal National Mortgage Association (Continued)
$84,381	Series 2016-M11, Class X2, IO (c) (e)	3.06%	07/25/39	$29
6,100,000	Series 2019-M29, Class X4, IO	0.70%	03/25/29	137,967
	FREMF
195,260,148	Series 20K-1517, Class X2A, IO (f)	0.10%	07/25/35	1,254,781
	Government National Mortgage Association
265,371	Series 2013-125, Class IO, IO (d)	0.24%	10/16/54	4,334
664,054	Series 2014-125, Class IO, IO (d)	0.89%	11/16/54	18,554
				5,225,715
	Pass-Through Securities — 21.3%
	Federal Home Loan Mortgage Corporation
20,007,619	Pool RA4528	2.50%	02/01/51	16,796,938
4,566,172	Pool RA6427	3.00%	12/01/51	3,988,476
12,892,020	Pool SD3246	4.00%	08/01/52	12,104,511
4,167,212	Pool SD3890	3.00%	08/01/52	3,641,729
23,636,881	Pool SD8193	2.00%	02/01/52	18,984,580
4,895,661	Pool SD8199	2.00%	03/01/52	3,924,515
5,892,945	Pool SD8204	2.00%	04/01/52	4,727,939
8,615,742	Pool SD8213	3.00%	05/01/52	7,519,714
23,527,840	Pool SD8220	3.00%	06/01/52	20,525,466
6,678,913	Pool SD8225	3.00%	07/01/52	5,830,556
16,040,490	Pool SD8244	4.00%	09/01/52	15,070,944
8,136,650	Pool SD8245	4.50%	09/01/52	7,852,833
12,695,396	Pool SD8256	4.00%	10/01/52	11,924,193
7,456,498	Pool SD8257	4.50%	10/01/52	7,204,891
12,877,015	Pool SD8265	4.00%	11/01/52	12,094,793
5,938,117	Pool SD8266	4.50%	11/01/52	5,736,193
5,569,513	Pool SD8272	3.00%	12/01/52	4,860,216
4,060,765	Pool SD8275	4.50%	12/01/52	3,920,665
4,367,084	Pool SD8328	4.50%	06/01/53	4,214,754
	Federal National Mortgage Association
430,503	Pool AM2974	4.10%	04/01/43	409,041
13,831,211	Pool BV3023	2.00%	02/01/52	11,094,348
3,063,065	Pool BV8515	3.00%	05/01/52	2,676,460
17,620,414	Pool CA8513	2.50%	01/01/51	14,750,811
3,946,803	Pool CB2773	2.00%	02/01/52	3,170,731
4,864,102	Pool CB4818	4.00%	10/01/52	4,568,405
17,840,685	Pool FM8422	2.50%	08/01/51	14,928,706
7,728,384	Pool FM8658	2.50%	09/01/51	6,466,888
9,837,257	Pool FS1598	2.00%	04/01/52	7,892,342
15,629,202	Pool FS3275	3.00%	04/01/52	13,629,027
4,478,173	Pool FS6925	2.50%	12/01/51	3,753,660
11,640,701	Pool FS7252	5.00%	11/01/53	11,481,900
4,319,982	Pool FS7577	2.50%	01/01/54	3,625,297
11,346,572	Pool MA4562	2.00%	03/01/52	9,103,285
3,644,495	Pool MA4597	2.00%	05/01/52	2,921,796
2,796,106	Pool MA4599	3.00%	05/01/52	2,441,796
3,886,909	Pool MA4626	4.00%	06/01/52	3,652,954
4,671,446	Pool MA4732	4.00%	09/01/52	4,390,014
3,343,861	Pool MA4733	4.50%	09/01/52	3,230,910
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$6,823,661	Pool MA4783	4.00%	10/01/52	$6,412,221
2,922,196	Pool MA4784	4.50%	10/01/52	2,823,593
17,707,345	Pool MA4840	4.50%	12/01/52	17,111,137
9,078,766	Pool MA4917	4.50%	02/01/53	8,773,383
17,184,148	Pool MA4958	4.50%	03/01/53	16,584,742
35,225,000	Pool TBA (g)	2.00%	03/15/55	28,184,182
46,450,000	Pool TBA (g)	2.50%	03/15/55	38,829,420
20,325,000	Pool TBA (g)	3.00%	03/15/55	17,708,156
38,525,000	Pool TBA (g)	3.50%	03/15/55	34,948,662
30,075,000	Pool TBA (g)	4.00%	03/15/55	28,196,191
31,500,000	Pool TBA (g)	5.00%	03/15/55	30,990,819
42,400,000	Pool TBA (g)	4.50%	04/15/55	40,803,290
	Government National Mortgage Association
6,146,382	Pool MA8151	4.50%	07/20/52	5,952,071
6,087,840	Pool MA8427	4.50%	11/20/52	5,907,956
18,267,420	Pool MA9963	4.50%	10/20/54	17,641,643
32,500,000	Pool TBA (g)	4.00%	03/15/55	30,629,828
20,850,000	Pool TBA (g)	4.50%	03/15/55	20,121,392
43,975,000	Pool TBA (g)	5.00%	03/15/55	43,430,543
53,950,000	Pool TBA (g)	5.50%	03/15/55	54,091,197
				744,252,703
	Total U.S. Government Agency Mortgage-Backed Securities			828,688,274
	(Cost $822,662,995)
MORTGAGE-BACKED SECURITIES (h) — 23.5%
	Collateralized Mortgage Obligations — 11.9%
	Adjustable Rate Mortgage Trust
65,630	Series 2005-8, Class 3A21 (c)	5.22%	11/25/35	46,305
	Ajax Mortgage Loan Trust
4,039,654	Series 2021-C, Class A, steps up to 6.12% on 09/25/25 (f) (i)	5.12%	01/25/61	4,045,602
3,687,499	Series 2021-D, Class A, steps up to 6.00% on 02/25/26 (f) (i)	5.00%	03/25/60	3,689,972
	Alternative Loan Trust
200,399	Series 2005-16, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	4.93%	06/25/35	190,421
614,992	Series 2005-65CB, Class 2A4	5.50%	12/25/35	417,036
52,444	Series 2005-76, Class 1A1, 12 Mo. Treasury Average + 1.48% (a)	6.17%	01/25/36	49,290
251,707	Series 2006-33CB, Class 2A1	6.00%	11/25/36	132,500
808,570	Series 2007-15CB, Class A6	5.75%	07/25/37	474,429
361,806	Series 2007-OA6, Class A1B, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	4.83%	06/25/37	330,503
	American Home Mortgage Assets Trust
954,185	Series 2006-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.21% (a)	4.64%	05/25/46	863,928
12,404,867	Series 2007-1, Class A1, 12 Mo. Treasury Average + 0.70% (a)	5.39%	02/25/47	4,348,026
2,640,301	Series 2007-2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.13% (a)	4.56%	03/25/47	2,323,089
	American Home Mortgage Investment Trust
425,470	Series 2005-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	5.01%	11/25/45	403,501
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Collateralized Mortgage Obligations (Continued)
	Angel Oak Mortgage Trust
$6,900,000	Series 2024-11, Class M1A (f)	6.58%	08/25/69	$6,997,149
	AOMT
6,522,607	Series 2024-6, Class A2, steps up to 5.65% on 06/01/28 (f) (i)	4.65%	11/25/67	6,394,563
	APS Resecuritization Trust
14,249,900	Series 2016-3, Class 3MZ (c) (f)	1.22%	09/27/46	8,072,134
	Banc of America Funding Trust
540,750	Series 2007-1, Class TA3A, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	01/25/37	462,114
1,618,141	Series 2007-2, Class TA4, 1 Mo. CME Term SOFR + CSA + 0.80% (a)	5.23%	03/25/37	1,505,748
	BCAP LLC Trust
247,420	Series 2007-AA3, Class 1A1A, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	04/25/37	234,615
4,147,768	Series 2012-RR8, Class 4A6 (c) (f)	2.75%	11/20/36	3,643,179
	Bear Stearns ALT-A Trust
123,266	Series 2004-8, Class M1, 1 Mo. CME Term SOFR + CSA + 0.92% (a)	5.35%	09/25/34	123,180
1,133,571	Series 2006-1, Class 21A2 (c)	4.60%	02/25/36	795,501
	Bear Stearns Mortgage Funding Trust
3,660,876	Series 2006-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	07/25/36	3,382,345
374,799	Series 2006-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.36% (a)	4.79%	10/25/36	336,912
5,072,751	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.16% (a)	4.59%	01/25/37	4,503,406
134,418	Series 2007-AR3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.14% (a)	4.57%	03/25/37	124,847
3,101,342	Series 2007-AR5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.23% (a)	4.66%	06/25/37	2,738,399
	CFMT LLC
11,054,979	Series 2024-NR1, Class A1, steps up to 9.41% on 11/25/27 (f) (i)	6.41%	11/25/29	11,096,512
	CIM Trust
6,372,261	Series 2020-R6, Class A1 (f)	2.25%	12/25/60	5,610,574
415,831	Series 2020-R7, Class A1A (d) (f)	2.25%	12/27/61	380,760
4,560,311	Series 2021-INV1, Class A2 (f)	2.50%	07/01/51	3,754,356
730,405	Series 2021-R3, Class A1A (f)	1.95%	06/25/57	671,679
1,131,701	Series 2021-R5, Class A1A (f)	2.00%	08/25/61	962,278
5,551,920	Series 2023-R1, Class A1A (f)	5.40%	04/25/62	5,496,626
4,835,647	Series 2023-R3, Class A1A (f)	4.50%	01/25/63	4,835,022
	Citadel PLC
2,380,579	Series 2024-1, Class X, SONIA + 4.00% (GBP) (a) (j)	8.46%	04/28/60	2,999,549
	Citigroup Mortgage Loan Trust
356,705	Series 2005-8, Class 2A4A	5.50%	09/25/35	327,763
1,013,851	Series 2009-10, Class 2A2 (f)	7.00%	12/25/35	726,655
	COLT Mortgage Loan Trust
2,094,250	Series 2021-2, Class A1 (f)	0.92%	08/25/66	1,738,682
	Credit Suisse Mortgage Trust
24,241	Series 2014-2R, Class 28A1 (c) (f)	3.00%	06/27/37	23,422
843,313	Series 2014-8R, Class 3A2 (c) (f)	5.55%	02/27/36	864,003
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Collateralized Mortgage Obligations (Continued)
	Credit Suisse Mortgage Trust (Continued)
$1,177,264	Series 2014-11R, Class 17A2, 1 Mo. CME Term SOFR + CSA + 0.15% (a) (f)	4.73%	12/27/36	$1,056,369
6,315,501	Series 2020-RPL6, Class A1 (c) (f)	3.47%	03/25/59	6,323,015
10,005,063	Series 2021-NQM6, Class A3 (f)	1.59%	07/25/66	8,497,243
4,124,504	Series 2021-RP11, Class A1 (f)	2.25%	10/25/61	3,295,585
10,964,760	Series 2021-RPL4, Class A1 (f)	4.10%	12/27/60	10,946,842
6,616,771	Series 2021-RPL7, Class A1 (f)	4.19%	07/27/61	6,605,002
2,905,423	Series 2022-RPL1, Class A1 (f)	4.15%	04/25/61	2,720,797
110,294	Series 2022-RPL1, Class CERT (f)	4.23%	04/25/61	91,028
2,624,244	Series 2022-RPL1, Class PT (f)	4.65%	04/25/61	2,281,522
	Cross Mortgage Trust
2,918,082	Series 2024-H6, Class A2, steps up to 6.38% on 09/01/28 (f) (i)	5.38%	09/25/69	2,900,535
10,391,375	Series 2025-H1, Class A3, steps up to 6.99% on 01/01/29 (f) (i)	5.99%	02/25/70	10,467,801
	Deephaven Residential Mortgage Trust
7,196,947	Series 2024-1, Class A1, steps up to 6.74% on 10/01/28 (f) (i)	5.74%	07/25/69	7,232,234
	Deutsche Alt-A Securities Mortgage Loan Trust
4,909,237	Series 2006-AF1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.60% (a)	5.03%	04/25/36	4,501,387
2,057,814	Series 2007-AR3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	4.83%	06/25/37	1,789,485
	DSLA Mortgage Loan Trust
38,470	Series 2004-AR4, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.72% (a)	5.15%	01/19/45	29,379
4,445,773	Series 2005-AR3, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	07/19/45	3,609,583
	Ellington Financial Mortgage Trust
6,510,100	Series 2022-4, Class B1 (c) (f)	5.94%	09/25/67	6,411,975
3,367,000	Series 2024-NQM1, Class B1B (c) (f)	7.66%	11/25/69	3,423,120
	Federal Home Loan Mortgage Corporation STACR REMIC Trust
5,325,000	Series 2024-DNA3, Class M2, 30 Day Average SOFR + CSA + 1.45% (a) (f)	5.80%	10/25/44	5,346,856
	First Horizon Alternative Mortgage Securities Trust
17,052	Series 2004-AA4, Class A1 (c)	5.82%	10/25/34	16,785
1,135,365	Series 2005-AA4, Class 2A1 (c)	5.48%	06/25/35	1,052,622
2,191,963	Series 2007-FA1, Class A4	6.25%	03/25/37	811,670
	GCAT Trust
9,883,240	Series 2021-NQM6, Class A1 (f)	1.86%	08/25/66	8,911,613
	GreenPoint Mortgage Funding Trust
31,442	Series 2006-AR1, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.58% (a)	5.01%	02/25/36	28,192
3,429,541	Series 2006-AR6, Class A3A, 1 Mo. CME Term SOFR + CSA + 0.44% (a)	4.87%	10/25/46	3,255,097
4,372,618	Series 2007-AR1, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	4.83%	03/25/47	4,048,261
433,816	Series 2007-AR2, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	4.83%	05/25/37	410,655
	HarborView Mortgage Loan Trust
123,134	Series 2005-9, Class 2A1A, 1 Mo. CME Term SOFR + CSA + 0.68% (a)	5.11%	06/20/35	116,658
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Collateralized Mortgage Obligations (Continued)
	HarborView Mortgage Loan Trust (Continued)
$339,303	Series 2005-9, Class 2A1C, 1 Mo. CME Term SOFR + CSA + 0.90% (a)	5.33%	06/20/35	$317,576
4,695,001	Series 2007-5, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	09/19/37	4,035,819
568,698	Series 2007-7, Class 1A1, 1 Mo. CME Term SOFR + CSA + 2.00% (a)	6.43%	10/25/37	450,973
	Headlands Residential LLC
1,117,266	Series 2021-RPL1, Class NOTE (f)	2.49%	09/25/26	1,115,104
	HomeBanc Mortgage Trust
4,057,000	Series 2005-3, Class M4, 1 Mo. CME Term SOFR + CSA + 1.01% (a)	5.44%	07/25/35	4,033,266
	Homes Trust
9,929,100	Series 2024-NQM2, Class A3, steps up to 7.17% on 11/01/28 (f) (i)	6.17%	10/25/69	9,981,153
	Impac CMB Trust
26,419	Series 2005-1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	04/25/35	25,347
3,591,436	Series 2005-3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	4.91%	08/25/35	3,310,986
2,953,665	Series 2005-5, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	5.07%	08/25/35	2,777,498
2,207,120	Series 2005-8, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	02/25/36	2,070,380
	Impac Secured Assets Trust
4,003,651	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	4.91%	03/25/37	3,451,278
	IndyMac INDX Mortgage Loan Trust
2,968,741	Series 2006-AR2, Class 1A1B, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	04/25/46	2,663,494
115,105	Series 2007-FLX2, Class A1C, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	04/25/37	100,727
	JP Morgan Alternative Loan Trust
656,798	Series 2006-S1, Class 3A4	6.18%	03/25/36	584,067
37,368	Series 2007-S1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.68% (a)	5.11%	04/25/47	36,046
	JP Morgan Mortgage Trust
4,299,230	Series 2021-5, Class A4 (f)	2.50%	08/25/51	3,864,989
	JP Morgan Resecuritization Trust
4,825,144	Series 2014-6, Class 3A2, 1 Mo. CME Term SOFR + CSA + 0.21% (a) (f)	4.17%	07/27/46	4,516,507
	Lehman Mortgage Trust
704,948	Series 2006-1, Class 1A5	5.50%	02/25/36	334,391
	Lehman XS Trust
30,933	Series 2005-5N, Class 3A1A, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.73%	11/25/35	30,778
591,290	Series 2006-2N, Class 2A1, 12 Mo. Treasury Average + 2.02% (a)	6.71%	02/25/36	523,901
5,995,453	Series 2006-4N, Class A1D1, 1 Mo. CME Term SOFR + CSA + 0.66% (a)	5.09%	04/25/46	5,361,121
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Collateralized Mortgage Obligations (Continued)
	Lehman XS Trust (Continued)
$438,440	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	4.83%	07/25/47	$418,649
4,793,461	Series 2007-16N, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.94% (a)	5.37%	09/25/47	4,408,037
	MASTR Adjustable Rate Mortgages Trust
4,940,701	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (a)	5.49%	12/25/46	3,574,854
5,799,147	Series 2007-1, Class I1A, 1 Mo. CME Term SOFR + CSA + 0.39% (a)	4.82%	01/25/47	2,047,659
4,594,958	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (a)	5.53%	09/25/37	1,828,558
	Merrill Lynch Mortgage Investors Trust
35,780	Series 2003-D, Class A, 1 Mo. CME Term SOFR + CSA + 0.62% (a)	5.05%	08/25/28	33,828
	New Residential Mortgage Loan Trust
8,100,000	Series 2019-RPL3, Class M1 (f)	3.25%	07/25/59	7,269,161
8,782,155	Series 2024-NQM2, Class A2 (f)	5.37%	09/25/64	8,742,635
	Nomura Resecuritization Trust
1,438,601	Series 2014-1R, Class 1A13, 1 Mo. CME Term SOFR + CSA + 0.16% (a) (f)	1.72%	10/26/36	1,193,173
	OBX Trust
1,789,477	Series 2024-HYB1, Class A1 (c) (f)	3.65%	03/25/53	1,757,007
	Opteum Mortgage Acceptance Corp Trust
4,197,256	Series 2006-1, Class 1AC1, 1 Mo. CME Term SOFR + CSA + 0.60% (a)	5.03%	04/25/36	3,983,283
	PHH Alternative Mortgage Trust
747,996	Series 2007-2, Class 1A4, 1 Mo. CME Term SOFR + CSA + 0.60% (a)	5.03%	05/25/37	661,873
	PRET Trust
9,923,088	Series 2025-NPL1, Class A1, steps up to 9.06% on 01/25/28 (f) (i)	6.06%	02/25/55	9,971,671
	PRKCM Trust
8,783,451	Series 2021-AFC1, Class A1 (f)	1.51%	08/25/56	7,368,453
	PRPM LLC
9,854,553	Series 2021-8, Class A1 (f)	4.74%	09/25/26	9,845,308
5,995,000	Series 2023-NQM1, Class B1 (c) (f)	6.30%	01/25/68	5,939,146
9,062,000	Series 2024-RPL1, Class M1 (c) (f)	4.11%	12/25/64	8,495,550
	RALI Trust
1,232,035	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.73%	08/25/35	889,361
1,740,751	Series 2006-QO10, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	01/25/37	1,552,959
367,841	Series 2006-QS6, Class 1A15	6.00%	06/25/36	297,000
6,831,606	Series 2007-QA3, Class A1, 1 Mo. CME Term SOFR + CSA + 0.20% (a)	4.63%	05/25/37	6,139,807
2,391,062	Series 2007-QA3, Class A2, 1 Mo. CME Term SOFR + CSA + 0.34% (a)	4.77%	05/25/37	2,085,438
782,959	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	05/25/37	724,085
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Collateralized Mortgage Obligations (Continued)
	RALI Trust (Continued)
$3,581,617	Series 2007-QH9, Class A1 (c)	6.26%	11/25/37	$3,022,075
1,751,981	Series 2007-QS9, Class A33	6.50%	07/25/37	1,434,447
	RCKT Mortgage Trust
5,010,000	Series 2024-CES8, Class B1 (f)	7.40%	11/25/44	5,091,576
	Shamrock Residential DAC
4,700,000	Series 2024-1A, Class E, 1 Mo. EURIBOR + 4.25% (EUR) (a) (f)	7.03%	12/24/78	4,813,998
	Structured Adjustable Rate Mortgage Loan Trust
8,236	Series 2005-12, Class 3A1 (c)	5.19%	06/25/35	7,036
456,062	Series 2007-4, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	4.91%	05/25/37	401,645
445,464	Series 2007-4, Class 1A2, 1 Mo. CME Term SOFR + CSA + 0.44% (a)	4.87%	05/25/37	405,517
	Structured Asset Mortgage Investments II Trust
231,902	Series 2006-AR1, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.46% (a)	4.89%	02/25/36	186,191
284,577	Series 2006-AR3, Class 12A1, 1 Mo. CME Term SOFR + CSA + 0.44% (a)	4.87%	05/25/36	232,750
358,083	Series 2006-AR4, Class 3A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	06/25/36	310,103
36,379	Series 2006-AR5, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	05/25/36	25,847
1,397,665	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	07/25/46	994,413
477,438	Series 2006-AR8, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	4.83%	10/25/36	423,807
6,932,262	Series 2006-AR8, Class A2, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	10/25/36	5,729,722
289,023	Series 2007-AR1, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	01/25/37	256,560
126,401	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.36% (a)	4.79%	01/25/37	110,961
492,755	Series 2007-AR6, Class A1, 12 Mo. Treasury Average + 1.50% (a)	6.19%	08/25/47	414,215
	Towd Point Mortgage Trust
10,205,680	Series 2021-SJ2, Class A1B (f)	2.25%	12/25/61	9,360,328
	Verus Securitization Trust
9,897,582	Series 2022-2, Class A3 (f)	4.26%	02/25/67	9,389,567
4,970,000	Series 2022-INV2, Class B1 (c) (f)	6.78%	10/25/67	4,873,786
4,420,000	Series 2024-INV2, Class B2 (c) (f)	7.98%	08/26/69	4,394,323
	Visio Trust
7,358,000	Series 2023-1, Class B1 (f)	7.84%	03/25/58	7,164,569
	WaMu Mortgage Pass-Through Certificates Trust
4,132,028	Series 2005-AR15, Class A1A2, 1 Mo. CME Term SOFR + CSA + 0.56% (a)	4.99%	11/25/45	3,894,332
37,365	Series 2006-AR11, Class 1A, 12 Mo. Treasury Average + 0.96% (a)	5.65%	09/25/46	30,406
1,992,379	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (a)	5.69%	02/25/46	1,802,241
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Collateralized Mortgage Obligations (Continued)
	WaMu Mortgage Pass-Through Certificates Trust (Continued)
$2,313,168	Series 2007-OA4, Class 1A, 12 Mo. Treasury Average + 0.77% (a)	5.46%	05/25/47	$2,008,950
672,664	Series 2007-OA5, Class 1A, 12 Mo. Treasury Average + 0.75% (a)	5.44%	06/25/47	578,204
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,903,202	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (a)	5.65%	08/25/46	1,049,056
542,231	Series 2007-OC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.64% (a)	5.07%	01/25/47	487,894
	Wells Fargo Mortgage Backed Securities Trust
4,619,233	Series 2007-7, Class A1	6.00%	06/25/37	4,226,214
160,969	Series 2007-AR5, Class A1 (c)	6.82%	10/25/37	138,287
				414,369,802
	Commercial Mortgage-Backed Securities — 11.6%
	245 Park Avenue Trust
4,441,000	Series 2017-245P, Class A (f)	3.51%	06/05/37	4,294,189
7,000,000	Series 2017-245P, Class E (c) (f)	3.66%	06/05/37	6,478,263
	280 Park Avenue Mortgage Trust
2,500,000	Series 2017-280P, Class B, 1 Mo. CME Term SOFR + CSA + 1.38% (a) (f)	5.69%	09/15/34	2,464,624
	1211 Avenue of the Americas Trust
5,940,000	Series 2015-1211, Class A1A2 (f)	3.90%	08/10/35	5,839,020
2,385,000	Series 2015-1211, Class C (c) (f)	4.14%	08/10/35	2,274,694
	BAMLL Commercial Mortgage Securities Trust
3,150,000	Series 2018-PARK, Class A (c) (f)	4.09%	08/10/38	3,054,612
2,975,000	Series 2020-BHP3, Class A, 1 Mo. CME Term SOFR + 2.01% (a) (f)	6.33%	03/15/37	2,974,249
	Banc of America Commercial Mortgage Trust
10,950,654	Series 2015-UBS7, Class XA, IO (c)	0.72%	09/15/48	13,019
	BANK
33,995,537	Series 2020-BN27, Class XA, IO (c)	1.15%	04/15/63	1,606,969
3,470,000	Series 2024-BNK47, Class C (c)	6.61%	06/15/57	3,698,190
	Bayview Commercial Asset Trust
450,847	Series 2005-4A, Class A1, 1 Mo. CME Term SOFR + 0.56% (a) (f)	4.88%	01/25/36	432,081
	Benchmark Mortgage Trust
2,000,000	Series 2020-B18, Class AGNE (f)	3.76%	07/15/53	1,943,215
60,445,707	Series 2020-IG3, Class XA, IO (c) (f)	0.73%	09/15/48	822,500
	BFLD Mortgage Trust
3,791,000	Series 2024-VICT, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (f)	6.20%	07/15/41	3,802,497
	BLOX Trust
1,570,000	Series 2021-BLOX, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (f)	6.43%	09/15/26	1,428,434
	BX Commercial Mortgage Trust
3,420,000	Series 2020-VIV3, Class B (c) (f)	3.54%	03/09/44	3,173,522
4,050,000	Series 2020-VIV4, Class A (f)	2.84%	03/09/44	3,669,494
3,000,545	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (a) (f)	5.93%	11/15/38	2,996,146
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	BX Commercial Mortgage Trust (Continued)
$2,462,000	Series 2021-VOLT, Class E, 1 Mo. CME Term SOFR + CSA + 2.00% (a) (f)	6.43%	09/15/36	$2,459,729
2,795,800	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (a) (f)	8.32%	10/15/38	2,746,491
2,845,000	Series 2022-AHP, Class AS, 1 Mo. CME Term SOFR + 1.49% (a) (f)	5.80%	01/17/39	2,831,247
	BX Trust
2,800,000	Series 2019-OC11, Class A (f)	3.20%	12/09/41	2,602,586
8,138,000	Series 2021-ARIA, Class G, 1 Mo. CME Term SOFR + CSA + 3.14% (a) (f)	7.57%	10/15/36	8,108,641
2,261,716	Series 2021-LBA, Class CV, 1 Mo. CME Term SOFR + CSA + 1.35% (a) (f)	5.78%	02/15/36	2,257,428
4,146,216	Series 2021-LBA, Class DV, 1 Mo. CME Term SOFR + CSA + 1.60% (a) (f)	6.03%	02/15/36	4,133,938
1,869,868	Series 2021-RISE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (f)	6.18%	11/15/36	1,862,144
2,250,000	Series 2021-VIEW, Class A, 1 Mo. CME Term SOFR + CSA + 1.28% (a) (f)	5.71%	06/15/36	2,246,850
1,500,000	Series 2022-VAMF, Class E, 1 Mo. CME Term SOFR + 2.70% (a) (f)	7.01%	01/15/39	1,487,726
3,700,000	Series 2023-LIFE, Class C (f)	5.88%	02/15/28	3,590,153
2,185,000	Series 2024-BIO, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (f)	6.25%	02/15/41	2,188,051
4,310,000	Series 2024-BIO, Class D, 1 Mo. CME Term SOFR + 3.64% (a) (f)	7.95%	02/15/41	4,243,561
4,264,000	Series 2024-PAT, Class A, 1 Mo. CME Term SOFR + 2.09% (a) (f)	6.40%	03/15/41	4,277,114
7,383,000	Series 2025-VLT6, Class E, 1 Mo. CME Term SOFR + 3.19% (a) (f) (k)	7.51%	03/15/30	7,388,868
	BXHPP Trust
6,225,000	Series 2021-FILM, Class A, 1 Mo. CME Term SOFR + CSA + 0.65% (a) (f)	5.08%	08/15/36	6,044,191
4,000,000	Series 2021-FILM, Class B, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (f)	5.33%	08/15/36	3,833,285
	BXMT Ltd.
1,365,638	Series 2020-FL3, Class A, 1 Mo. CME Term SOFR + CSA + 1.51% (a) (f)	6.33%	11/15/37	1,367,417
	BXP Trust
3,200,000	Series 2017-GM, Class C (c) (f)	3.42%	06/13/39	3,053,269
7,500,000	Series 2017-GM, Class D (c) (f)	3.42%	06/13/39	7,104,062
4,080,000	Series 2017-GM, Class E (c) (f)	3.42%	06/13/39	3,808,680
	CAMB Commercial Mortgage Trust
5,174,000	Series 2019-LIFE, Class D, 1 Mo. CME Term SOFR + CSA + 1.75% (a) (f)	6.36%	12/15/37	5,178,442
3,050,000	Series 2019-LIFE, Class F, 1 Mo. CME Term SOFR + CSA + 2.55% (a) (f)	7.16%	12/15/37	3,053,537
6,600,000	Series 2019-LIFE, Class G, 1 Mo. CME Term SOFR + CSA + 3.25% (a) (f)	7.86%	12/15/37	6,603,874
	CFK Trust
2,756,000	Series 2020-MF2, Class A (f)	2.39%	03/15/39	2,572,378
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Citigroup Commercial Mortgage Trust
$45,561,438	Series 2017-C4, Class XA, IO (c)	0.98%	10/12/50	$947,386
	COMM Mortgage Trust
307,887	Series 2012-CR4, Class XA, IO (c) (e)	1.14%	10/15/45	4,360
6,000,000	Series 2013-CR8, Class F (f)	4.00%	06/10/46	5,993,594
2,834,000	Series 2016-787S, Class A (f)	3.55%	02/10/36	2,779,732
4,070,000	Series 2020-CX, Class B (f)	2.45%	11/10/46	3,386,887
21,254,000	Series 2020-SBX, Class X, IO (c) (f)	0.58%	01/10/38	80,541
8,651,000	Series 2024-277P, Class B (c) (f)	7.00%	08/10/44	9,205,872
	Csail Commercial Mortgage Trust
1,350,000	Series 2015-C2, Class C (c)	4.18%	06/15/57	1,249,572
	DBGS Mortgage Trust
4,855,000	Series 2021-W52, Class C, 1 Mo. CME Term SOFR + CSA + 2.30% (a) (f)	6.73%	10/15/36	4,768,552
	DC Office Trust
2,067,000	Series 2019-MTC, Class B (c) (f)	3.07%	09/15/45	1,845,926
	DOLP Trust
6,000,000	Series 2021-NYC, Class A (f)	2.96%	05/10/41	5,319,896
	DROP Mortgage Trust
3,280,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (f)	6.13%	10/15/43	3,032,976
	Eleven Madison Trust Mortgage Trust
8,000,000	Series 2015-11MD, Class A (c) (f)	3.55%	09/10/35	7,882,084
	Extended Stay America Trust
2,968,003	Series 2021-ESH, Class C, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (f)	6.13%	07/15/38	2,972,771
	FREMF Mortgage Trust
2,282,949	Series 2019-KF64, Class B, 30 Day Average SOFR + CSA + 2.30% (a) (f)	6.74%	06/25/26	2,237,822
4,570,794	Series 2020-KF78, Class C, 30 Day Average SOFR + CSA + 7.87% (a) (f)	12.31%	03/25/30	4,537,719
	FS Commercial Mortgage Trust
5,243,000	Series 2023-4SZN, Class D (f)	9.08%	11/10/39	5,505,374
	GS Mortgage Securities Corp Trust
4,230,000	Series 2023-FUN, Class B, 1 Mo. CME Term SOFR + CSA + 2.79% (a) (f)	7.10%	03/15/28	4,255,988
	GS Mortgage Securities Trust
81,042,213	Series 2016-GS4, Class XA, IO (c)	0.56%	11/10/49	545,641
	HILT Commercial Mortgage Trust
2,711,000	Series 2024-ORL, Class B, 1 Mo. CME Term SOFR + 1.94% (a) (f)	6.25%	05/15/37	2,716,691
	Hilton U.S.A. Trust
8,000,000	Series 2016-HHV, Class F (c) (f)	4.19%	11/05/38	7,730,038
	Hudson Yards Mortgage Trust
5,855,000	Series 2019-30HY, Class D (c) (f)	3.44%	07/10/39	5,286,804
3,223,000	Series 2019-55HY, Class F (c) (f)	2.94%	12/10/41	2,769,395
5,500,000	Series 2025-SPRL, Class D (c) (f)	6.34%	01/13/40	5,653,866
3,358,000	Series 2025-SPRL, Class F (c) (f)	7.40%	01/13/40	3,433,020
	JP Morgan Chase Commercial Mortgage Securities Trust
28,561,358	Series 2016-JP3, Class XA, IO (c)	1.32%	08/15/49	390,551
4,744,024	Series 2019-COR5, Class A2	3.15%	06/13/52	4,550,251
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	JP Morgan Chase Commercial Mortgage Securities Trust (Continued)
$4,500,000	Series 2022-ACB, Class C, 30 Day Average SOFR + 2.20% (a) (f)	6.54%	03/15/39	$4,513,140
1,757,303	Series 2022-NLP, Class G, 1 Mo. CME Term SOFR + 4.27% (a) (f)	8.59%	04/15/37	1,547,433
4,680,000	Series 2025-BMS, Class C, 1 Mo. CME Term SOFR + 2.40% (a) (f)	6.70%	01/15/42	4,691,532
	KRE Commercial Mortgage Trust
5,516,000	Series 2025-AIP4, Class E, 1 Mo. CME Term SOFR + 3.00% (a) (f) (k)	7.32%	03/15/42	5,551,689
	Life Mortgage Trust
1,645,000	Series 2021-BMR, Class G, 1 Mo. CME Term SOFR + CSA + 2.95% (a) (f)	7.38%	03/15/38	1,626,691
	MF1, Ltd.
2,135,396	Series 2020-FL4, Class A, 1 Mo. CME Term SOFR + CSA + 1.70% (a) (f)	6.13%	12/15/35	2,137,969
	MHC Commercial Mortgage Trust
4,392,000	Series 2021-MHC, Class B, 1 Mo. CME Term SOFR + CSA + 1.10% (a) (f)	5.53%	04/15/38	4,389,427
	MKT Mortgage Trust
4,530,000	Series 2020-525M, Class A (f)	2.69%	02/12/40	3,951,375
	Morgan Stanley Capital I Trust
25,708,248	Series 2018-H4, Class XA, IO (c)	0.81%	12/15/51	661,995
1,050,000	Series 2018-MP, Class A (c) (f)	4.28%	07/11/40	962,941
7,045,000	Series 2020-CNP, Class C (c) (f)	2.43%	04/05/42	5,624,645
	NRTH Mortgage Trust
4,218,000	Series 2024-PARK, Class A, 1 Mo. CME Term SOFR + CSA + 1.64% (a) (f)	5.95%	03/15/39	4,231,947
	NYC Commercial Mortgage Trust
1,670,000	Series 2021-909, Class B (f)	3.14%	04/10/43	1,361,309
6,440,000	Series 2021-909, Class D (c) (f)	3.21%	04/10/43	4,797,546
4,850,000	Series 2025-3BP, Class E, 1 Mo. CME Term SOFR + 3.54% (a) (f)	7.85%	02/15/42	4,845,591
	NYO Commercial Mortgage Trust
2,000,000	Series 2021-1290, Class B, 1 Mo. CME Term SOFR + CSA + 1.55% (a) (f)	5.97%	12/15/38	1,993,440
3,300,000	Series 2021-1290, Class D, 1 Mo. CME Term SOFR + CSA + 2.55% (a) (f)	6.97%	11/15/38	3,243,052
	One Bryant Park Trust
2,800,000	Series 2019-OBP, Class A (f)	2.52%	09/15/54	2,503,898
	One New York Plaza Trust
3,175,000	Series 2020-1NYP, Class A, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (f)	5.38%	01/15/36	3,082,588
5,815,000	Series 2020-1NYP, Class AJ, 1 Mo. CME Term SOFR + CSA + 1.25% (a) (f)	5.68%	01/15/36	5,547,421
	PGA Trust
8,314,000	Series 2024-RSR2, Class A, 1 Mo. CME Term SOFR + 1.89% (a) (f)	6.20%	06/15/39	8,338,977
	RIDE
4,250,000	Series 2025-SHRE, Class D, IO (c) (f)	6.30%	02/14/47	4,330,508
298,200,000	Series 2025-SHRE, Class XCP (c) (f)	0.26%	02/14/47	3,266,900
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (h) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	ROCK Trust
$3,500,000	Series 2024-CNTR, Class E (f)	8.82%	11/13/41	$3,729,797
	SDR Commercial Mortgage Trust
3,715,000	Series 2024-DSNY, Class B, 1 Mo. CME Term SOFR + CSA + 1.74% (a) (f)	6.05%	05/15/39	3,719,873
	SFAVE Commercial Mortgage Securities Trust
545,000	Series 2015-5AVE, Class C (c) (f)	4.39%	01/05/43	469,328
	SFO Commercial Mortgage Trust
3,530,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (a) (f)	5.58%	05/15/38	3,510,176
	SLG Office Trust
2,950,000	Series 2021-OVA, Class C (f)	2.85%	07/15/41	2,545,691
	SMRT
10,120,235	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (a) (f)	7.66%	01/15/39	9,640,390
	SREIT Trust
1,423,000	Series 2021-MFP2, Class C, 1 Mo. CME Term SOFR + CSA + 1.37% (a) (f)	5.80%	11/15/36	1,421,684
6,337,000	Series 2021-MFP2, Class D, 1 Mo. CME Term SOFR + CSA + 1.57% (a) (f)	6.00%	11/15/36	6,331,640
	STWD Mortgage Trust
1,550,000	Series 2021-LIH, Class AS, 1 Mo. CME Term SOFR + CSA + 1.26% (a) (f)	5.68%	11/15/36	1,543,294
	STWD Trust
5,142,339	Series 2021-FLWR, Class C, 1 Mo. CME Term SOFR + CSA + 1.03% (a) (f)	5.45%	07/15/36	5,123,876
2,009,425	Series 2021-FLWR, Class D, 1 Mo. CME Term SOFR + CSA + 1.38% (a) (f)	5.80%	07/15/36	2,003,048
	SWCH Commercial Mortgage Trust
9,900,000	Series 2025-DATA, Class E, 1 Mo. CME Term SOFR + CSA + 3.29% (a) (f)	7.65%	03/15/42	9,890,513
	UBS Commercial Mortgage Trust
56,565,327	Series 2017-C4, Class XA, IO (c)	1.08%	10/15/50	1,251,661
	VASA Trust
7,650,000	Series 2021-VASA, Class D, 1 Mo. CME Term SOFR + CSA + 2.10% (a) (f)	6.53%	07/15/39	6,712,038
	VMC Finance LLC
779,000	Series 2021-FL4, Class B, 1 Mo. CME Term SOFR + CSA + 1.91% (a) (f)	6.23%	06/16/36	759,166
	VNDO TRUST Mortgage-Backed Securities
2,223,560	Series 2016-350P, Class D (c) (f)	3.90%	01/10/35	2,144,244
	Wells Fargo Commercial Mortgage Trust
29,545,589	Series 2016-C35, Class XA, IO (c)	1.86%	07/15/48	493,228
3,975,000	Series 2019-JWDR, Class E (c) (f)	3.86%	09/15/31	3,867,545
7,315,000	Series 2019-JWDR, Class F (c) (f)	4.56%	09/15/31	7,136,059
4,200,000	Series 2024-SVEN, Class C (c) (f)	6.32%	06/10/37	4,297,404
				404,885,358
	Total Mortgage-Backed Securities			819,255,160
	(Cost $825,480,898)
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 21.6%
$1,270,000	U.S. Treasury Note	4.13%	02/28/27	$1,273,398
8,750,000	U.S. Treasury Note	4.25%	02/15/28	8,819,385
279,417,000	U.S. Treasury Note	4.25%	01/31/30	282,385,806
460,455,000	U.S. Treasury Note	4.00%	02/28/30	460,401,039
	Total U.S. Government Bonds and Notes			752,879,628
	(Cost $744,797,893)
ASSET-BACKED SECURITIES (h) — 17.5%
	ABFC Trust
52,937	Series 2007-NC1, Class A2, 1 Mo. CME Term SOFR + CSA + 0.30% (a) (f)	4.73%	05/25/37	49,427
848,988	Series 2007-WMC1, Class A1A, 1 Mo. CME Term SOFR + CSA + 1.25% (a)	5.68%	06/25/37	611,689
	ACE Securities Corp. Home Equity Loan Trust
3,011,306	Series 2006-ASP6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	12/25/36	979,179
718,826	Series 2006-HE3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.73%	06/25/36	526,051
1,920,526	Series 2007-HE1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (a)	4.73%	01/25/37	1,041,424
2,683,358	Series 2007-WM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.42% (a)	4.85%	02/25/37	1,126,413
	AFN LLC
3,285,691	Series 2019-1A, Class A1 (f)	3.78%	05/20/49	3,150,401
	Aimco CLO Ltd.
5,000,000	Series 2019-10A, Class BRR, 3 Mo. CME Term SOFR + 1.75% (a) (f)	6.04%	07/22/37	5,029,866
	Alinea CLO Ltd.
4,600,000	Series 2018-1A, Class DR, 3 Mo. CME Term SOFR + 2.25% (a) (f)	6.55%	07/20/31	4,611,423
	Allegro CLO V-S Ltd.
9,750,000	Series 2024-2A, Class B1, 3 Mo. CME Term SOFR + 1.90% (a) (f)	6.20%	07/24/37	9,839,641
	Allegro CLO X Ltd.
5,500,000	Series 2019-1A, Class BRR, 3 Mo. CME Term SOFR + 1.60% (a) (f)	5.89%	04/20/32	5,510,798
	ALLO Issuer LLC
4,351,000	Series 2023-1A, Class C (f)	12.18%	06/20/53	4,723,852
1,381,200	Series 2024-1A, Class C (f)	11.19%	07/20/54	1,504,029
	Ameriquest Mortgage Securities, Inc., Asset Backed Pass-Through Certificates
130,732	Series 2002-AR1, Class M1, 1 Mo. CME Term SOFR + CSA + 1.07% (a)	3.55%	09/25/32	135,543
	AMMC CLO Ltd.
4,115,000	Series 2024-28A, Class A1A, 3 Mo. CME Term SOFR + 1.55% (a) (f)	5.84%	07/20/37	4,139,741
	AMSR Trust
10,662,000	Series 2020-SFR3, Class H (f)	6.50%	09/17/37	10,656,086
8,543,000	Series 2020-SFR4, Class G2 (f)	4.87%	11/17/37	8,498,275
7,300,000	Series 2021-SFR2, Class F2 (f)	3.67%	08/17/38	6,986,467
	Apidos CLO XXXVII
1,625,000	Series 2021-37A, Class B, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (f)	6.15%	10/22/34	1,631,018
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (h) (Continued)
	Ares LXII CLO Ltd.
$2,000,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.91% (a) (f)	6.21%	01/25/34	$2,006,873
	Argent Securities Trust
1,191,410	Series 2006-W2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	03/25/36	652,964
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
67,516	Series 2005-W3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.66% (a)	5.09%	11/25/35	65,673
2,200,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (a)	5.12%	11/25/35	1,914,609
	Bain Capital Credit CLO Ltd.
8,000,000	Series 2021-3A, Class CR, 3 Mo. CME Term SOFR + 1.90% (a) (f)	6.19%	07/24/34	7,958,269
	Bayview Opportunity Master Fund VII
7,915,684	Series 2024-EDU1, Class E	7.85%	06/25/47	8,106,424
	BCMSC Trust
2,369,065	Series 2000-A, Class A5	8.32%	06/15/30	203,821
	Bear Mountain Park CLO Ltd.
6,605,000	Series 2022-1A, Class BR, 3 Mo. CME Term SOFR + 1.75% (a) (f)	6.05%	07/15/37	6,661,518
	BlueMountain CLO Ltd.
4,500,000	Series 2018-22A, Class A2, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (f)	5.96%	07/15/31	4,513,268
2,500,000	Series 2021-31A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (f)	6.25%	04/19/34	2,509,605
	BlueMountain Fuji U.S. CLO II Ltd.
4,500,000	Series 2017-2A, Class A2, 3 Mo. CME Term SOFR + 1.86% (a) (f)	6.15%	10/20/30	4,516,238
	BNC Mortgage Loan Trust
538,051	Series 2006-2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	11/25/36	523,810
	CAL Funding IV Ltd.
2,596,428	Series 2020-1A, Class A (f)	2.22%	09/25/45	2,435,080
	Carvana Auto Receivables Trust
5,450	Series 2020-P1, Class R (f)	(l)	09/08/27	428,439
2,800	Series 2021-P4, Class R (f)	(l)	09/11/28	454,720
19,300	Series 2022-N1, Class R (f)	(l)	12/11/28	1,156,983
17,100	Series 2022-P2, Class R (f)	(l)	05/10/29	2,185,361
9,800	Series 2023-N3, Class R (f)	(l)	09/10/30	2,392,369
86,097,514	Series 2023-N3, Class XS, IO (f)	(l)	09/10/30	1,253,580
8,700	Series 2023-P3, Class R (f)	(l)	08/12/30	1,269,445
	C-BASS Mortgage Loan Trust
4,528,092	Series 2007-CB3, Class A1	3.28%	03/25/37	1,575,839
1,631,239	Series 2007-CB3, Class A4	3.28%	03/25/37	567,442
5,968,118	Series 2007-CB3, Class A5	3.28%	03/25/37	2,076,759
	C-BASS TRUST
2,516,576	Series 2007-CB1, Class AF2	3.17%	01/25/37	715,828
2,492,756	Series 2007-CB1, Class AF3	3.17%	01/25/37	709,023
	Chase Auto Owner Trust
10,000	Series 2022-AA, Class R1 (f)	(l)	06/25/30	684,232
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (h) (Continued)
	CIFC Funding-R Ltd.
$8,000,000	Series 2014-4RA, Class CRR (a) (f) (k)	0.00%	01/17/35	$8,020,000
	CIM Trust
1,831,683	Series 2021-NR1, Class A1 (f)	6.57%	07/25/55	1,827,602
4,787,636	Series 2023-NR1, Class A1, steps up to 9.00% on 01/01/26 (f) (i)	6.00%	06/25/62	4,863,063
	Citigroup Mortgage Loan Trust
2,552,815	Series 2006-HE3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.20% (a)	4.63%	12/25/36	1,722,371
	Citigroup Mortgage Loan Trust, Inc.
142,127	Series 2007-WFH3, Class M1, 1 Mo. CME Term SOFR + CSA + 0.39% (a)	4.82%	06/25/37	141,471
	CLI Funding VI LLC
933,561	Series 2020-1A, Class A (f)	2.08%	09/18/45	865,897
3,454,000	Series 2020-3A, Class A (f)	2.07%	10/18/45	3,209,817
	Cloud Capital Holdco, L.P.
5,050,000	Series 2024-1A, Class A2 (f)	5.78%	11/22/49	5,164,348
	Clover CLO LLC
8,000,000	Series 2018-1A, Class B1RR, 3 Mo. CME Term SOFR + 1.95% (a) (f)	6.24%	04/20/37	8,069,011
	Cologix Data Centers US Issuer LLC
1,960,000	Series 2021-1A, Class A2 (f)	3.30%	12/26/51	1,865,454
	Conseco Finance Corp.
1,072,592	Series 1999-3, Class A8	7.06%	02/01/31	983,141
	CoreVest American Finance Trust
308,524	Series 2020-1, Class XA, IO (c) (f)	2.31%	03/15/50	13,447
1,640,000	Series 2020-4, Class B (f)	1.71%	12/15/52	1,593,459
	Credit-Based Asset Servicing & Securitization LLC
442,052	Series 2006-MH1, Class B1 (f)	6.75%	10/25/36	438,491
	CWABS Asset-Backed Certificates Trust
1,950,000	Series 2005-17, Class MV2, 1 Mo. CME Term SOFR + CSA + 0.72% (a)	5.15%	05/25/36	1,847,318
	CWABS Inc Asset-backed Certificates
8,569,640	Series 2007-12, Class 2A4, 1 Mo. CME Term SOFR + CSA + 1.35% (a)	5.78%	08/25/47	7,977,982
	DataBank Issuer
2,245,000	Series 2021-1A, Class A2 (f)	2.06%	02/27/51	2,178,114
	Dryden 72 CLO Ltd.
7,500,000	Series 2019-72A, Class BRR, 3 Mo. CME Term SOFR + 1.65% (a) (f)	5.97%	05/15/32	7,517,872
	ECMC Group Student Loan Trust
896,803	Series 2021-1A, Class A1B, 30 Day Average SOFR + CSA + 0.58% (a) (f)	5.04%	11/25/70	887,371
	Elmwood CLO VI Ltd.
3,850,000	Series 2020-3A, Class BRR, 3 Mo. CME Term SOFR + CSA + 1.44% (a) (f)	5.99%	07/18/37	3,875,938
	First Franklin Mortgage Loan Trust
6,881,200	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	4.91%	05/25/36	5,820,590
11,075,000	Series 2006-FF9, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	4.93%	06/25/36	9,962,659
	FirstKey Homes Trust
4,760,000	Series 2020-SFR1, Class B (f)	1.74%	08/17/37	4,691,390
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (h) (Continued)
	FirstKey Homes Trust (Continued)
$6,025,000	Series 2020-SFR1, Class F2 (f)	4.28%	08/17/37	$5,971,952
2,420,000	Series 2020-SFR2, Class F1 (f)	3.02%	10/19/37	2,379,175
	Flexential Issuer
6,190,000	Series 2021-1A, Class A2 (f)	3.25%	11/27/51	5,935,415
	Fremont Home Loan Trust
2,503,617	Series 2005-A, Class M4, 1 Mo. CME Term SOFR + CSA + 1.02% (a)	5.45%	01/25/35	2,236,542
	GCI Funding I LLC
2,094,478	Series 2021-1, Class A (f)	2.38%	06/18/46	1,930,432
	GLS Auto Receivables Issuer Trust
5,490,000	Series 2024-2A, Class D (f)	6.19%	02/15/30	5,667,834
	GLS Auto Select Receivables Trust
4,950,000	Series 2023-2A, Class D (f)	8.22%	02/18/31	5,376,115
	GoldenTree Loan Management U.S. CLO Ltd.
1,575,000	Series 2024-20A, Class B, 3 Mo. CME Term SOFR + 1.80% (a) (f)	6.09%	07/20/37	1,586,625
	Golub Capital Partners CLO 42M-R
3,500,000	Series 2019-42RA, Class A2R, 3 Mo. CME Term SOFR + 2.75% (a) (f)	7.05%	01/20/36	3,541,174
	Golub Capital Partners CLO 66B Ltd.
2,500,000	Series 2023-66A, Class AJ, 3 Mo. CME Term SOFR + 2.20% (a) (f)	6.50%	04/25/36	2,508,994
	GoodLeap Sustainable Home Solutions Trust
4,008,535	Series 2023-1GS, Class A (f)	5.52%	02/22/55	3,823,997
	Green Lakes Park CLO LLC
3,350,000	Series 2025-1A, Class D2RR, 3 Mo. CME Term SOFR + 3.70% (a) (f)	7.99%	01/25/38	3,358,086
	GSAA Home Equity Trust
3,400,611	Series 2005-4, Class M2, 1 Mo. CME Term SOFR + CSA + 1.05% (a)	5.48%	03/25/35	3,273,348
76,351	Series 2007-8, Class A3, 1 Mo. CME Term SOFR + CSA + 0.90% (a)	5.33%	08/25/37	74,662
	GSAMP Trust
561,046	Series 2006-HE4, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	06/25/36	541,880
1,411,897	Series 2007-FM2, Class A1, 1 Mo. CME Term SOFR + CSA + 0.14% (a)	4.57%	01/25/37	821,188
	Hertz Vehicle Financing III LLC
2,500,000	Series 2023-1A, Class C (f)	6.91%	06/25/27	2,533,450
	Hertz Vehicle Financing III LP
6,500,000	Series 2021-2A, Class C (f)	2.52%	12/27/27	6,184,303
	Highbridge Loan Management 5-2015 Ltd.
6,525,000	Series 5A-2015, Class CR3, 3 Mo. CME Term SOFR + 1.90% (a) (f)	6.20%	10/15/30	6,542,649
	Hotwire Funding LLC
1,500,000	Series 2024-1A, Class A2 (f)	5.89%	06/20/54	1,529,011
2,500,000	Series 2024-1A, Class C (f)	9.19%	06/20/54	2,637,564
	HPS Loan Management Ltd.
3,244,911	Series 2021-16A, Class B, 3 Mo. CME Term SOFR + CSA + 1.70% (a) (f)	6.25%	01/23/35	3,254,149
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (h) (Continued)
	HSI Asset Securitization Corp Trust
$4,841,639	Series 2007-OPT1, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.14% (a)	4.57%	12/25/36	$4,162,042
	J.G. Wentworth XXXVIII LLC
2,592,339	Series 2017-1A, Class B (f)	5.43%	08/15/62	2,437,868
	JP Morgan Mortgage Acquisition Trust
563,085	Series 2006-CH2, Class AF6	5.54%	10/25/36	340,688
553,660	Series 2006-WF1, Class A5	6.91%	07/25/36	150,204
827,142	Series 2007-CH2, Class AF6	4.29%	01/25/37	413,097
	LAD Auto Receivables Trust
4,950,000	Series 2023-1A, Class D (f)	7.30%	06/17/30	5,082,964
	Lehman XS Trust
1,036,372	Series 2006-15, Class A4, 1 Mo. CME Term SOFR + CSA + 0.34% (a)	4.77%	10/25/36	929,499
5,329,847	Series 2006-17, Class 1A3, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	4.93%	08/25/46	4,604,830
6,960,231	Series 2006-19, Class A3, 1 Mo. CME Term SOFR + CSA + 0.50% (a)	4.93%	12/25/36	6,507,403
1,686,286	Series 2007-11, Class A3, 1 Mo. CME Term SOFR + CSA + 0.52% (a)	4.95%	02/25/47	1,486,348
	Long Beach Mortgage Loan Trust
6,030,061	Series 2006-1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.38% (a)	4.81%	02/25/36	5,121,620
2,130,662	Series 2006-8, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	09/25/36	573,294
12,349,489	Series 2006-10, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	11/25/36	3,667,820
6,440,216	Series 2006-10, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.44% (a)	4.87%	11/25/36	1,914,365
	Madison Park Funding XLVI Ltd.
8,500,000	Series 2020-46A, Class DRR, 3 Mo. CME Term SOFR + 2.75% (a) (f)	7.07%	10/15/34	8,521,206
	Magnetite XXI Ltd
2,000,000	Series 2019-21A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.35% (a) (f)	5.90%	04/20/34	2,006,442
	Mastr Asset Backed Securities Trust
3,299,261	Series 2005-NC2, Class A4, 1 Mo. CME Term SOFR + CSA + 0.70% (a)	5.13%	11/25/35	1,863,681
106,802	Series 2006-HE5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	11/25/36	62,760
1,493,416	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.22% (a)	4.65%	08/25/36	550,883
	Merrill Lynch First Franklin Mortgage Loan Trust
1,527,330	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	4.71%	04/25/37	670,456
2,794,147	Series 2007-5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.85% (a)	5.28%	10/25/37	1,677,278
6,170,469	Series 2007-5, Class 2A2, 1 Mo. CME Term SOFR + CSA + 1.00% (a)	5.43%	10/25/37	5,506,678
	Merrill Lynch Mortgage Investors Trust
2,653,992	Series 2006-HE6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.46% (a)	4.46%	11/25/37	858,493
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (h) (Continued)
	Morgan Stanley ABS Capital I, Inc. Trust
$1,708,770	Series 2006-HE8, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.10% (a)	4.53%	10/25/36	$745,072
1,654,413	Series 2006-HE8, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.14% (a)	4.57%	10/25/36	721,367
4,158,769	Series 2007-HE2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.09% (a)	4.52%	01/25/37	1,884,087
1,217,743	Series 2007-HE4, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.18% (a)	4.61%	02/25/37	388,035
3,321,142	Series 2007-NC3, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.26% (a)	4.69%	05/25/37	2,528,893
	MVW LLC
3,095,243	Series 2024-1A, Class C (f)	6.20%	02/20/43	3,174,717
	Navient Student Loan Trust
2,500,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (a) (f)	6.02%	07/25/68	2,511,287
	NCFA LLC
7,140,000	Project Hollywood (m) (n)	3.10%	12/19/27	7,140,000
7,935,884	Project Impala (m) (n)	2.75%	06/12/28	7,935,884
	Nelnet Student Loan Trust
2,025,000	Series 2015-3A, Class B, 30 Day Average SOFR + CSA + 1.50% (a) (f)	5.97%	06/25/54	1,992,858
	Neuberger Berman Loan Advisers CLO Ltd.
5,250,000	Series 2019-33A, Class BR, 3 Mo. CME Term SOFR + CSA + 1.60% (a) (f)	6.17%	10/16/33	5,261,291
	NovaStar Mortgage Funding Trust
393,651	Series 2007-2, Class A1A, 1 Mo. CME Term SOFR + CSA + 0.20% (a)	4.63%	09/25/37	384,709
	Octagon Investment Partners XVI Ltd.
4,500,000	Series 2013-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.40% (a) (f)	5.96%	07/17/30	4,518,582
	Palmer Square CLO Ltd.
8,290,000	Series 2015-1A, Class BR5, 3 Mo. CME Term SOFR + 1.90% (a) (f)	6.23%	05/21/34	8,310,693
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3,200,000	Series 2005-WHQ4, Class M3, 1 Mo. CME Term SOFR + CSA + 0.78% (a)	5.21%	09/25/35	2,882,917
	PRET LLC
1,371,906	Series 2021-RN2, Class A1, steps up to 5.74% on 09/25/25 (f) (i)	4.74%	07/25/51	1,367,186
2,993,231	Series 2022-RN2, Class A1, steps up to 8.00% on 07/25/25 (f) (i)	5.00%	06/25/52	3,277,832
	Progress Residential Trust
5,635,000	Series 2021-SFR2, Class E2 (f)	2.65%	04/19/38	5,542,593
5,500,000	Series 2021-SFR6, Class G (f)	4.00%	07/17/38	5,335,956
6,928,000	Series 2021-SFR8, Class E1 (f)	2.38%	10/17/38	6,659,091
10,950,000	Series 2021-SFR9, Class F (f)	4.05%	11/17/40	10,465,180
3,646,382	Series 2021-SFR10, Class F (f)	4.61%	12/17/40	3,498,893
4,565,000	Series 2021-SFR11, Class F (f)	4.42%	01/17/39	4,391,569
	PRPM LLC
1,666,113	Series 2021-6, Class A1, steps up to 5.79% on 07/25/25 (f) (i)	4.79%	07/25/26	1,669,340
5,749,588	Series 2021-9, Class A1, steps up to 6.36% on 10/25/25 (f) (i)	5.36%	10/25/26	5,758,236
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (h) (Continued)
	Rad CLO Ltd.
$6,000,000	Series 2020-7A, Class B1R, 3 Mo. CME Term SOFR + 1.90% (a) (f)	6.20%	04/17/36	$6,022,579
2,350,000	Series 2023-22A, Class D, 3 Mo. CME Term SOFR + 5.00% (a) (f)	9.29%	01/20/37	2,419,729
	RCKT Mortgage Trust
11,513,619	Series 2024-CES6, Class A1A, steps up to 6.34% on 08/01/28 (f) (i)	5.34%	09/25/44	11,572,601
	Regatta XI Funding Ltd.
6,100,000	Series 2018-1A, Class BR, 3 Mo. CME Term SOFR + 1.75% (a) (f)	6.05%	07/17/37	6,136,270
	Residential Asset Mortgage Products, Inc.
1,153,384	Series 2006-NC2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.54% (a)	4.97%	02/25/36	1,111,028
1,196,965	Series 2006-RZ2, Class M1, 1 Mo. CME Term SOFR + CSA + 0.33% (a)	4.93%	05/25/36	1,180,925
	Sabey Data Center Issuer LLC
486,818	Series 2020-1, Class A2 (f)	3.81%	04/20/45	488,337
	Saxon Asset Securities Trust
732,406	Series 2006-1, Class M1, 1 Mo. CME Term SOFR + CSA + 0.47% (a)	4.90%	03/25/36	709,928
	Securitized Asset Backed Receivables LLC Trust
1,944,186	Series 2006-CB5, Class A3, 1 Mo. CME Term SOFR + CSA + 0.28% (a)	4.71%	06/25/36	1,294,481
	Skyline Aircraft Finance LLC
538,334	Series 2020-1, Class A (m) (n)	3.23%	05/10/38	495,793
	SLM Student Loan EDC Repackaging Trust
1,000	Series 2013-M1, Class M1R (f)	(l)	10/28/29	215,043
	SLM Student Loan Trust
1,606,867	Series 2006-2, Class B, 90 Day Average SOFR + 0.48% (a)	5.04%	01/25/41	1,519,856
6,525	Series 2006-2, Class R	(l)	01/25/41	402,082
1,460,713	Series 2007-1, Class B, 90 Day Average SOFR + 0.48% (a)	5.04%	01/27/42	1,388,819
1,375	Series 2007-4, Class R	(l)	01/25/42	132,972
706,894	Series 2007-7, Class A4, 90 Day Average SOFR + 0.59% (a)	5.15%	01/25/22	699,737
905,000	Series 2007-7, Class B, 90 Day Average SOFR + 1.01% (a)	5.57%	10/27/70	916,506
300,000	Series 2008-2, Class B, 90 Day Average SOFR + 1.46% (a)	6.02%	01/25/83	316,787
300,000	Series 2008-3, Class B, 90 Day Average SOFR + 1.46% (a)	6.02%	04/26/83	311,419
326,099	Series 2008-4, Class A4, 90 Day Average SOFR + 1.91% (a)	6.47%	07/25/22	326,969
650,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (a)	6.67%	07/25/73	697,596
340,000	Series 2008-6, Class B, 90 Day Average SOFR + 2.11% (a)	6.67%	07/26/83	348,532
100,000	Series 2012-7, Class B, 30 Day Average SOFR + CSA + 1.80% (a)	6.27%	09/25/43	100,009
	Soundview Home Loan Trust
1,772,936	Series 2007-OPT1, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.21% (a)	4.64%	06/25/37	1,153,392
156,762	Series 2007-OPT2, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.25% (a)	4.68%	07/25/37	124,829
	Specialty Underwriting & Residential Finance Trust
2,377,175	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (a)	4.91%	09/25/37	1,619,834
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (h) (Continued)
	Stack Infrastructure Issuer LLC
$1,405,000	Series 2020-1A, Class A2 (f)	1.89%	08/25/45	$1,384,030
	Structured Asset Securities Corp Mortgage Loan Trust
4,812,094	Series 2005-2XS, Class M1, 1 Mo. CME Term SOFR + CSA + 0.71% (a)	5.14%	02/25/35	4,502,595
769,137	Series 2006-BC3, Class A3, 1 Mo. CME Term SOFR + CSA + 0.32% (a)	4.75%	10/25/36	660,879
	Structured Receivables Finance LLC
12,514	Series 2010-B, Class A (f)	3.73%	08/15/36	12,457
	STWD Ltd.
50,886	Series 2019-FL1, Class AS, 1 Mo. CME Term SOFR + CSA + 1.51% (a) (f)	5.83%	07/15/38	50,959
	Switch ABS Issuer LLC
5,000,000	Series 2024-1A, Class B (f)	6.50%	03/25/54	5,050,692
2,680,000	Series 2024-2A, Class A2 (f)	5.44%	06/25/54	2,681,892
3,000,000	Series 2024-2A, Class B (f)	6.20%	06/25/54	3,015,032
	Symphony CLO XIX Ltd.
1,500,000	Series 2018-19A, Class B, 3 Mo. CME Term SOFR + 1.61% (a) (f)	5.92%	04/16/31	1,504,102
	Taco Bell Funding LLC
5,901,563	Series 2016-1A, Class A23 (f)	4.97%	05/25/46	5,903,087
	TAL Advantage VII LLC
1,922,456	Series 2020-1A, Class A (f)	2.05%	09/20/45	1,805,712
	Textainer Marine Containers Ltd.
1,296,000	Series 2021-3A, Class A (f)	1.94%	08/20/46	1,154,252
	Textainer Marine Containers VII Ltd.
1,445,701	Series 2020-2A, Class A (f)	2.10%	09/20/45	1,352,933
	TIAA CLO IV Ltd.
8,000,000	Series 2018-1A, Class A2R, 3 Mo. CME Term SOFR + 1.75% (a) (f)	6.04%	01/20/32	8,018,504
	Tricon Residential Trust
4,100,000	Series 2021-SFR1, Class F (f)	3.69%	07/17/38	3,956,314
4,250,000	Series 2024-SFR3, Class D (f)	5.25%	08/17/41	4,156,788
	Triton Container Finance VIII LLC
3,118,615	Series 2021-1A, Class A (f)	1.86%	03/20/46	2,821,456
	TRP LLC
4,963,327	Series 2021-1, Class A (f)	2.07%	06/19/51	4,668,917
	Uniti Fiber Abs Issuer LLC
4,800,000	Series 2025-1A, Class B (f)	6.37%	04/20/55	4,952,280
	Vantage Data Centers Jersey Borrower Spv Ltd.
7,800,000	Series 2024-1A, Class A2 (GBP) (f)	6.17%	05/28/39	9,968,553
	Vantage Data Centers LLC
5,360,000	Series 2020-1A, Class A2 (f)	1.65%	09/15/45	5,264,253
	Vault DI Issuer LLC
6,285,000	Series 2021-1A, Class A2 (f)	2.80%	07/15/46	6,042,963
	VB-S1 Issuer LLC - VBTEL
7,300,000	Series 2024-1A, Class F (f)	8.87%	05/15/54	7,720,471
	VCAT LLC
1,907,471	Series 2025-NPL1, Class A1, steps up to 8.88% on 01/25/28 (f) (i)	5.88%	01/25/55	1,916,560
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (h) (Continued)
	Vista Point Securitization Trust
$5,080,000	Series 2024-CES2, Class A3, steps up to 6.91% on 09/01/28 (f) (i)	5.91%	10/25/54	$5,097,892
	Voya CLO Ltd.
7,100,000	Series 2022-1A, Class BR, 3 Mo. CME Term SOFR + 1.75% (a) (f)	6.04%	04/20/35	7,135,406
	Wachovia Student Loan Trust
712,232	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (a) (f)	5.06%	04/25/40	666,713
	WaMu Asset-Backed Certificates WaMu Trust
1,501,981	Series 2007-HE2, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.25% (a)	4.68%	04/25/37	559,779
581,670	Series 2007-HE3, Class 2A3, 1 Mo. CME Term SOFR + CSA + 0.35% (a)	4.67%	05/25/37	508,844
3,802,779	Series 2007-HE3, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.40% (a)	4.72%	05/25/37	3,328,861
1,828,781	Series 2007-HE3, Class 2A5, 1 Mo. CME Term SOFR + CSA + 0.36% (a)	4.68%	05/25/37	1,600,105
	Washington Mutual Asset-Backed Certificates WMABS Trust
362,919	Series 2006-HE5, Class 1A, 1 Mo. CME Term SOFR + CSA + 0.31% (a)	4.50%	10/25/36	271,985
	Wells Fargo Home Equity Asset-Backed Securities Trust
3,000,000	Series 2007-1, Class A3, 1 Mo. CME Term SOFR + CSA + 0.64% (a)	5.07%	03/25/37	2,834,091
	Westlake Automobile Receivables Trust
5,290,000	Series 2023-1A, Class D (f)	6.79%	11/15/28	5,451,723
	Wingstop Funding LLC
3,694,735	Series 2020-1A, Class A2 (f)	2.84%	12/05/50	3,497,403
	Ziply Fiber Issuer LLC
3,075,000	Series 2024-1A, Class B (f)	7.81%	04/20/54	3,208,128
3,750,000	Series 2024-1A, Class C (f)	11.17%	04/20/54	4,071,293
	Total Asset-Backed Securities			609,494,990
	(Cost $616,642,304)
CORPORATE BONDS AND NOTES (h) — 11.5%
	Aerospace/Defense — 0.1%
1,775,000	Boeing (The) Co.	6.53%	05/01/34	1,902,197
1,620,000	Boeing (The) Co.	5.81%	05/01/50	1,564,212
360,000	TransDigm, Inc. (f)	6.75%	08/15/28	366,617
				3,833,026
	Agriculture — 0.1%
2,790,000	Altria Group, Inc.	4.88%	02/04/28	2,812,428
	Airlines — 0.0%
442,951	JetBlue Pass-Through Trust, Series 2020-1, Class A	4.00%	11/15/32	420,422
358,843	United Airlines Pass-Through Trust, Series 2013-1, Class A	4.30%	08/15/25	357,835
				778,257
	Banks — 2.8%
3,580,000	Bank of America Corp. (o)	1.32%	06/19/26	3,544,722
815,000	Bank of America Corp. (o)	1.73%	07/22/27	784,153
3,490,000	Bank of America Corp. (o)	2.55%	02/04/28	3,359,601
10,215,000	Bank of America Corp. (o)	2.09%	06/14/29	9,421,355
5,123,000	Bank of America Corp. (o)	1.92%	10/24/31	4,382,000
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (h) (Continued)
	Banks (Continued)
$570,000	Bank of America Corp., Series RR (o)	4.38%	(p)	$555,884
2,000,000	Citigroup, Inc. (o)	3.52%	10/27/28	1,940,789
3,165,000	Citigroup, Inc. (o)	3.98%	03/20/30	3,061,648
525,000	Citigroup, Inc. (o)	2.98%	11/05/30	482,281
18,970,000	Goldman Sachs Group (The), Inc. (o)	1.09%	12/09/26	18,458,298
750,000	JPMorgan Chase & Co. (o)	1.04%	02/04/27	726,697
2,660,000	JPMorgan Chase & Co. (o)	1.58%	04/22/27	2,575,218
2,780,000	JPMorgan Chase & Co. (o)	1.47%	09/22/27	2,652,998
2,533,000	JPMorgan Chase & Co. (o)	4.32%	04/26/28	2,517,337
160,000	JPMorgan Chase & Co. (o)	4.01%	04/23/29	157,140
5,000,000	JPMorgan Chase & Co. (o)	2.07%	06/01/29	4,615,034
1,790,000	JPMorgan Chase & Co. (o)	4.20%	07/23/29	1,762,138
595,000	JPMorgan Chase & Co., Series KK (o)	3.65%	(p)	582,225
4,772,000	Morgan Stanley (o)	2.19%	04/28/26	4,753,545
1,415,000	Morgan Stanley (o)	3.77%	01/24/29	1,381,470
5,220,000	Morgan Stanley (o)	5.16%	04/20/29	5,286,886
1,635,000	Morgan Stanley (o)	5.45%	07/20/29	1,673,410
1,915,000	PNC Financial Services Group (The), Inc. (o)	6.88%	10/20/34	2,128,036
555,000	PNC Financial Services Group (The), Inc., Series T (o)	3.40%	(p)	528,175
1,000,000	US Bancorp (o)	4.65%	02/01/29	999,581
320,000	US Bancorp (o)	5.85%	10/21/33	333,508
1,220,000	US Bancorp (o)	4.84%	02/01/34	1,189,220
440,000	US Bancorp (o)	5.84%	06/12/34	457,306
175,000	US Bancorp (o)	5.68%	01/23/35	179,916
5,435,000	Wells Fargo & Co. (o)	2.39%	06/02/28	5,173,312
8,890,000	Wells Fargo & Co. (o)	5.57%	07/25/29	9,117,280
2,155,000	Wells Fargo & Co. (o)	2.57%	02/11/31	1,939,158
625,000	Wells Fargo & Co. (o)	3.35%	03/02/33	561,628
385,000	Wells Fargo & Co. (o)	5.01%	04/04/51	355,882
				97,637,831
	Biotechnology — 0.0%
320,000	Amgen, Inc.	5.65%	03/02/53	321,080
1,000,000	Illumina, Inc.	2.55%	03/23/31	866,143
				1,187,223
	Building Materials — 0.0%
1,060,000	Quikrete Holdings, Inc. (f)	6.38%	03/01/32	1,076,043
	Chemicals — 0.2%
475,000	International Flavors & Fragrances, Inc. (f)	1.23%	10/01/25	465,197
3,685,000	International Flavors & Fragrances, Inc. (f)	1.83%	10/15/27	3,424,883
2,895,000	International Flavors & Fragrances, Inc. (f)	2.30%	11/01/30	2,505,259
60,000	International Flavors & Fragrances, Inc. (f)	3.27%	11/15/40	44,571
395,000	International Flavors & Fragrances, Inc.	4.38%	06/01/47	320,564
235,000	International Flavors & Fragrances, Inc. (f)	3.47%	12/01/50	159,503
				6,919,977
	Commercial Services — 0.3%
279,000	Adtalem Global Education, Inc. (f)	5.50%	03/01/28	277,170
1,100,000	Block, Inc. (f)	6.50%	05/15/32	1,123,766
375,000	Carriage Services, Inc. (f)	4.25%	05/15/29	347,077
1,475,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (f)	3.38%	08/31/27	1,402,965
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (h) (Continued)
	Commercial Services (Continued)
$2,350,000	Raven Acquisition Holdings LLC (f)	6.88%	11/15/31	$2,329,393
61,000	Service Corp. International	4.63%	12/15/27	59,892
1,250,000	Upbound Group, Inc. (f)	6.38%	02/15/29	1,223,723
1,819,000	Valvoline, Inc. (f)	3.63%	06/15/31	1,594,200
1,500,000	VT Topco, Inc. (f)	8.50%	08/15/30	1,597,387
				9,955,573
	Computers — 0.0%
131,000	NCR Voyix Corp. (f)	5.13%	04/15/29	126,044
	Cosmetics/Personal Care — 0.0%
243,000	Edgewell Personal Care Co. (f)	5.50%	06/01/28	240,197
550,000	Prestige Brands, Inc. (f)	5.13%	01/15/28	544,031
				784,228
	Diversified Financial Services — 0.2%
2,300,000	Air Lease Corp.	2.88%	01/15/26	2,264,583
1,390,000	Air Lease Corp.	2.20%	01/15/27	1,330,508
605,000	American Express Co. (o)	3.55%	(p)	587,765
1,505,000	Capital One Financial Corp. (o)	1.88%	11/02/27	1,435,680
540,000	Charles Schwab (The) Corp., Series K (o)	5.00%	(p)	533,188
1,855,000	Jane Street Group / JSG Finance, Inc. (f)	6.13%	11/01/32	1,863,516
				8,015,240
	Electric — 0.8%
3,500,000	Alliant Energy Finance LLC (f)	1.40%	03/15/26	3,368,712
2,045,000	Alliant Energy Finance LLC (f)	3.60%	03/01/32	1,864,960
450,000	Alpha Generation LLC (f)	6.75%	10/15/32	456,679
365,000	Appalachian Power Co., Series X	3.30%	06/01/27	355,326
2,525,000	Arizona Public Service Co.	5.70%	08/15/34	2,592,631
540,000	Duke Energy Carolinas LLC	3.55%	03/15/52	393,625
100,000	Evergy Metro, Inc.	4.20%	06/15/47	82,292
8,730,000	FirstEnergy Transmission LLC	4.55%	01/15/30	8,655,387
3,840,000	Florida Power & Light Co.	5.30%	06/15/34	3,938,469
2,165,000	Jersey Central Power & Light Co. (f)	4.30%	01/15/26	2,154,229
750,000	MidAmerican Energy Co.	3.95%	08/01/47	604,107
1,395,000	New England Power Co. (f)	5.94%	11/25/52	1,460,243
100,000	Puget Sound Energy, Inc.	4.22%	06/15/48	82,959
450,000	Southwestern Electric Power Co., Series M	4.10%	09/15/28	442,401
				26,452,020
	Electrical Components & Equipments — 0.0%
900,000	Energizer Holdings, Inc. (f)	4.38%	03/31/29	843,593
	Engineering & Construction — 0.0%
1,105,000	Artera Services LLC (f)	8.50%	02/15/31	1,106,932
	Entertainment — 0.6%
515,000	Churchill Downs, Inc. (f)	5.50%	04/01/27	513,002
590,000	Live Nation Entertainment, Inc. (f)	4.75%	10/15/27	576,833
1,580,000	Penn Entertainment, Inc. (f)	4.13%	07/01/29	1,437,631
662,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp. (f)	6.63%	02/01/33	661,604
1,000,000	Warnermedia Holdings, Inc.	3.76%	03/15/27	976,283
5,063,000	Warnermedia Holdings, Inc.	4.28%	03/15/32	4,549,886
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (h) (Continued)
	Entertainment (Continued)
$5,925,000	Warnermedia Holdings, Inc.	5.05%	03/15/42	$4,912,704
9,236,000	Warnermedia Holdings, Inc.	5.14%	03/15/52	7,134,526
				20,762,469
	Environmental Control — 0.1%
200,000	Clean Harbors, Inc. (f)	4.88%	07/15/27	198,138
2,850,000	Waste Pro USA, Inc. (f)	7.00%	02/01/33	2,892,739
				3,090,877
	Food — 0.1%
1,420,000	H-Food Holdings LLC / Hearthside Finance Co., Inc. (f) (q)	8.50%	06/01/26	42,600
300,000	Kraft Heinz Foods Co.	3.75%	04/01/30	287,428
186,000	Kraft Heinz Foods Co.	4.25%	03/01/31	180,706
470,000	Mondelez International, Inc. (EUR)	0.75%	03/17/33	404,994
355,000	Mondelez International, Inc. (EUR)	2.38%	03/06/35	337,581
286,000	Pilgrim’s Pride Corp.	4.25%	04/15/31	269,577
1,395,000	Pilgrim’s Pride Corp.	3.50%	03/01/32	1,235,494
1,407,000	Post Holdings, Inc. (f)	5.50%	12/15/29	1,379,783
387,000	Smithfield Foods, Inc. (f)	5.20%	04/01/29	385,238
				4,523,401
	Gas — 0.4%
130,000	AmeriGas Partners, L.P. / AmeriGas Finance Corp.	5.88%	08/20/26	129,878
890,000	AmeriGas Partners, L.P. / AmeriGas Finance Corp. (f)	9.38%	06/01/28	900,610
2,805,000	Brooklyn Union Gas (The) Co. (f)	3.41%	03/10/26	2,766,191
2,925,000	Piedmont Natural Gas Co., Inc.	5.10%	02/15/35	2,911,738
8,280,000	Southern Co. Gas Capital Corp.	4.95%	09/15/34	8,137,542
				14,845,959
	Healthcare-Products — 0.3%
1,600,000	Alcon Finance Corp. (f)	3.00%	09/23/29	1,488,959
208,000	Hologic, Inc. (f)	4.63%	02/01/28	203,945
185,000	Revvity, Inc.	2.55%	03/15/31	160,275
1,350,000	Sotera Health Holdings LLC (f)	7.38%	06/01/31	1,390,339
6,750,000	Stryker Corp.	4.70%	02/10/28	6,790,706
1,385,000	Stryker Corp. (EUR)	3.38%	09/11/32	1,458,663
				11,492,887
	Healthcare-Services — 0.6%
635,000	Barnabas Health, Inc., Series 2012	4.00%	07/01/28	623,463
1,396,000	Centene Corp.	3.00%	10/15/30	1,222,047
330,000	Cigna Group (The)	4.38%	10/15/28	327,506
400,000	Cigna Group (The)	4.90%	12/15/48	353,673
250,000	CommonSpirit Health	3.35%	10/01/29	235,958
5,195,000	Elevance Health, Inc.	5.20%	02/15/35	5,201,289
2,250,000	HAH Group Holding Co. LLC (f)	9.75%	10/01/31	2,170,041
1,090,000	HCA, Inc.	5.25%	04/15/25	1,090,316
365,000	HCA, Inc.	7.58%	09/15/25	370,340
360,000	HCA, Inc.	7.05%	12/01/27	380,088
2,870,000	HCA, Inc.	3.50%	09/01/30	2,669,020
4,637,000	ModivCare, Inc. (f)	5.00%	10/01/29	1,686,547
1,595,000	Molina Healthcare, Inc. (f)	6.25%	01/15/33	1,577,310
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (h) (Continued)
	Healthcare-Services (Continued)
$1,390,000	Prime Healthcare Services, Inc. (f)	9.38%	09/01/29	$1,317,388
1,350,000	Universal Health Services, Inc.	1.65%	09/01/26	1,288,852
				20,513,838
	Household Products/Wares — 0.0%
120,000	Central Garden & Pet Co.	4.13%	10/15/30	109,700
364,000	Spectrum Brands, Inc. (f)	3.88%	03/15/31	312,606
				422,306
	Insurance — 0.2%
437,000	Acrisure LLC / Acrisure Finance, Inc. (f)	4.25%	02/15/29	414,063
1,115,000	Athene Global Funding (f)	3.21%	03/08/27	1,073,619
675,000	Athene Global Funding (f)	2.72%	01/07/29	622,869
2,350,000	Farmers Exchange Capital III (f) (o)	5.45%	10/15/54	2,157,613
465,000	Farmers Insurance Exchange (f) (o)	4.75%	11/01/57	381,612
1,820,000	Farmers Insurance Exchange (f) (o)	7.00%	10/15/64	1,910,749
750,000	MassMutual Global Funding II (f)	3.40%	03/08/26	742,926
965,000	Metropolitan Life Global Funding I (f)	5.15%	03/28/33	974,514
50,000	Teachers Insurance & Annuity Association of America (f)	4.27%	05/15/47	41,660
220,000	Teachers Insurance & Annuity Association of America (f)	3.30%	05/15/50	153,217
				8,472,842
	Internet — 0.2%
800,000	Cogent Communications Group LLC (f)	7.00%	06/15/27	807,314
5,828,000	Uber Technologies, Inc.	4.30%	01/15/30	5,731,640
				6,538,954
	Investment Companies — 0.2%
2,141,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	9.75%	01/15/29	2,185,287
80,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. (f)	10.00%	11/15/29	81,406
2,903,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.	9.00%	06/15/30	2,854,365
				5,121,058
	Lodging — 0.0%
1,626,000	Hilton Domestic Operating Co., Inc. (f)	3.63%	02/15/32	1,441,558
	Machinery-Diversified — 0.1%
3,500,000	OT Merger Corp. (f)	7.88%	10/15/29	1,596,152
1,480,000	TK Elevator US Newco, Inc. (f)	5.25%	07/15/27	1,466,327
				3,062,479
	Media — 0.7%
210,000	CCO Holdings LLC / CCO Holdings Capital Corp. (f)	4.75%	03/01/30	195,817
346,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	345,559
295,000	Charter Communications Operating LLC / Charter Communications Operating Capital	2.30%	02/01/32	239,526
1,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.65%	02/01/34	1,563,386
370,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.38%	05/01/47	312,758
325,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.75%	04/01/48	287,968
542,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.13%	07/01/49	441,111
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (h) (Continued)
	Media (Continued)
$1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.80%	03/01/50	$774,748
1,690,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.70%	04/01/51	1,094,963
2,820,000	Charter Communications Operating LLC / Charter Communications Operating Capital	3.90%	06/01/52	1,875,372
900,000	Cox Enterprises, Inc. (f)	7.38%	07/15/27	950,262
380,000	CSC Holdings LLC (f)	7.50%	04/01/28	282,772
545,000	CSC Holdings LLC (f)	11.25%	05/15/28	530,932
4,703,000	CSC Holdings LLC (f)	11.75%	01/31/29	4,594,980
1,008,000	CSC Holdings LLC (f)	6.50%	02/01/29	842,789
600,000	CSC Holdings LLC (f)	4.63%	12/01/30	319,037
2,695,000	Sirius XM Radio LLC (f)	3.88%	09/01/31	2,339,666
882,000	Time Warner Cable LLC	5.88%	11/15/40	818,367
4,470,000	Time Warner Cable LLC	5.50%	09/01/41	3,956,110
1,650,000	Time Warner Cable LLC	4.50%	09/15/42	1,276,584
				23,042,707
	Oil & Gas — 0.0%
375,000	Sunoco, L.P. (f)	7.25%	05/01/32	391,563
800,000	Sunoco, L.P. / Sunoco Finance Corp.	4.50%	05/15/29	766,131
				1,157,694
	Oil & Gas Services — 0.1%
1,375,000	Archrock Partners, L.P. / Archrock Partners Finance Corp. (f)	6.63%	09/01/32	1,392,775
1,460,000	USA Compression Partners, L.P. / USA Compression Finance Corp. (f)	7.13%	03/15/29	1,501,404
				2,894,179
	Packaging & Containers — 0.2%
1,782,000	Berry Global, Inc. (f)	4.88%	07/15/26	1,780,841
295,000	Berry Global, Inc.	1.65%	01/15/27	278,543
1,500,000	Berry Global, Inc.	5.50%	04/15/28	1,528,000
1,755,000	Clearwater Paper Corp. (f)	4.75%	08/15/28	1,655,658
60,000	Sealed Air Corp. (f)	5.50%	09/15/25	60,138
				5,303,180
	Pharmaceuticals — 0.7%
810,000	Bayer US Finance II LLC (f)	2.85%	04/15/25	807,534
180,000	Bayer US Finance II LLC (f)	4.25%	12/15/25	179,118
265,000	Bayer US Finance II LLC (f)	4.63%	06/25/38	228,804
1,960,000	Bayer US Finance II LLC (f)	4.40%	07/15/44	1,509,017
400,000	Bayer US Finance II LLC (f)	4.88%	06/25/48	322,832
1,000,000	Bayer US Finance LLC (f)	6.25%	01/21/29	1,033,222
2,490,000	Bayer US Finance LLC (f)	6.50%	11/21/33	2,601,543
3,090,000	Bayer US Finance LLC (f)	6.88%	11/21/53	3,226,666
610,000	CVS Health Corp.	4.78%	03/25/38	553,782
2,440,000	CVS Health Corp.	5.05%	03/25/48	2,117,648
1,640,000	CVS Health Corp.	5.88%	06/01/53	1,581,459
4,885,000	CVS Health Corp. (o)	6.75%	12/10/54	4,896,926
2,890,000	Johnson & Johnson (EUR)	3.05%	02/26/33	3,027,952
946,000	Option Care Health, Inc. (f)	4.38%	10/31/29	889,019
				22,975,522
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (h) (Continued)
	Pipelines — 0.3%
$1,144,000	Energy Transfer, L.P.	5.00%	05/15/50	$998,826
594,000	Energy Transfer, L.P., Series B (o)	6.63%	(p)	592,991
1,935,000	NGL Energy Operating LLC / NGL Energy Finance Corp. (f)	8.13%	02/15/29	1,971,894
800,000	NGL Energy Operating LLC / NGL Energy Finance Corp. (f)	8.38%	02/15/32	813,320
1,590,000	TransMontaigne Partners LLC (f)	8.50%	06/15/30	1,614,132
951,000	Venture Global Calcasieu Pass LLC (f)	6.25%	01/15/30	973,678
520,000	Venture Global Calcasieu Pass LLC (f)	4.13%	08/15/31	474,201
1,759,000	Venture Global LNG, Inc. (f)	7.00%	01/15/30	1,784,341
836,000	Venture Global LNG, Inc. (f)	9.88%	02/01/32	914,840
				10,138,223
	Real Estate — 0.0%
463,000	Greystar Real Estate Partners LLC (f)	7.75%	09/01/30	487,464
	Real Estate Investment Trusts — 0.9%
75,000	Alexandria Real Estate Equities, Inc.	3.45%	04/30/25	74,825
1,310,000	American Assets Trust, L.P.	3.38%	02/01/31	1,161,648
720,000	American Assets Trust, L.P.	6.15%	10/01/34	724,028
1,835,000	American Homes 4 Rent, L.P.	4.30%	04/15/52	1,493,134
2,500,000	American Tower Corp.	5.25%	07/15/28	2,548,364
330,000	American Tower Corp.	2.70%	04/15/31	291,769
2,356,000	American Tower Corp.	5.55%	07/15/33	2,416,778
250,000	Boston Properties, L.P.	2.75%	10/01/26	242,158
200,000	Boston Properties, L.P.	3.40%	06/21/29	186,963
3,890,000	Crown Castle, Inc.	3.80%	02/15/28	3,794,259
534,000	Crown Castle, Inc.	2.50%	07/15/31	460,399
500,000	CubeSmart, L.P.	4.38%	02/15/29	492,004
281,000	Extra Space Storage, L.P.	3.90%	04/01/29	272,037
1,978,000	Extra Space Storage, L.P.	2.40%	10/15/31	1,692,082
390,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.38%	04/15/26	391,497
675,000	GLP Capital, L.P. / GLP Financing II, Inc.	5.75%	06/01/28	689,463
55,000	GLP Capital, L.P. / GLP Financing II, Inc.	4.00%	01/15/31	51,353
490,000	Healthcare Realty Holdings, L.P.	3.63%	01/15/28	471,696
595,000	Healthcare Realty Holdings, L.P.	3.10%	02/15/30	544,809
85,000	Healthcare Realty Holdings, L.P.	2.05%	03/15/31	70,826
1,583,000	Hudson Pacific Properties, L.P.	3.95%	11/01/27	1,427,391
3,855,000	Hudson Pacific Properties, L.P.	3.25%	01/15/30	2,723,164
163,000	Iron Mountain, Inc. (f)	5.63%	07/15/32	158,347
173,000	Kilroy Realty, L.P.	4.25%	08/15/29	164,693
505,000	LXP Industrial Trust	2.70%	09/15/30	445,586
1,440,000	Prologis Euro Finance LLC (EUR)	4.25%	01/31/43	1,555,318
624,000	Realty Income Corp. (EUR)	4.88%	07/06/30	696,096
1,035,000	Realty Income Corp. (EUR)	5.13%	07/06/34	1,195,950
200,000	Rexford Industrial Realty, L.P.	2.15%	09/01/31	168,921
268,000	VICI Properties, L.P.	5.63%	05/15/52	253,766
2,026,000	VICI Properties, L.P. / VICI Note Co., Inc. (f)	4.13%	08/15/30	1,908,769
1,000,000	WP Carey, Inc. (EUR)	4.25%	07/23/32	1,080,609
				29,848,702
	Retail — 0.3%
1,840,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (f)	5.38%	04/01/26	1,834,598
3,776,000	Ferrellgas, L.P. / Ferrellgas Finance Corp. (f)	5.88%	04/01/29	3,530,405
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (h) (Continued)
	Retail (Continued)
$788,000	FirstCash, Inc. (f)	5.63%	01/01/30	$773,844
365,000	FirstCash, Inc. (f)	6.88%	03/01/32	373,469
268,000	Michaels (The) Cos., Inc (f)	5.25%	05/01/28	201,343
1,840,000	Michaels (The) Cos., Inc. (f)	7.88%	05/01/29	1,132,347
1,680,000	Papa John’s International, Inc. (f)	3.88%	09/15/29	1,595,333
210,000	Saks Global Enterprises LLC (f)	11.00%	12/15/29	194,079
				9,635,418
	Semiconductors — 0.2%
1,835,000	Foundry JV Holdco LLC (f)	5.50%	01/25/31	1,869,816
2,940,000	Intel Corp.	2.00%	08/12/31	2,451,227
415,000	Intel Corp.	3.73%	12/08/47	295,496
440,000	Intel Corp.	5.70%	02/10/53	413,925
				5,030,464
	Software — 0.3%
1,170,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc. (f)	8.00%	06/15/29	1,106,715
225,000	Central Parent, Inc. / CDK Global, Inc. (f)	7.25%	06/15/29	208,934
1,140,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance S.A.R.L. (f)	8.75%	05/01/29	1,150,727
5,170,000	Oracle Corp	4.80%	08/03/28	5,215,778
895,000	Oracle Corp.	6.50%	04/15/38	976,112
1,640,000	Oracle Corp.	4.00%	11/15/47	1,278,634
1,815,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp. (f)	3.88%	02/01/29	1,683,237
				11,620,137
	Telecommunications — 0.5%
321,000	CommScope LLC (f)	4.75%	09/01/29	289,150
1,315,000	Consolidated Communications, Inc. (f)	6.50%	10/01/28	1,283,658
1,495,000	EchoStar Corp.	10.75%	11/30/29	1,602,985
4,236,000	Frontier Communications Holdings LLC (f)	5.88%	10/15/27	4,236,972
700,000	Frontier Communications Holdings LLC (f)	5.00%	05/01/28	693,921
240,000	Frontier Communications Holdings LLC (f)	8.63%	03/15/31	256,638
5,131,750	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (f)	5.15%	03/20/28	5,164,957
74,000	T-Mobile USA, Inc.	4.75%	02/01/28	74,183
1,000,000	T-Mobile USA, Inc.	2.63%	02/15/29	924,798
2,765,000	T-Mobile USA, Inc.	4.70%	01/15/35	2,674,224
				17,201,486
	Total Corporate Bonds and Notes			401,152,219
	(Cost $405,381,344)
FOREIGN CORPORATE BONDS AND NOTES (h) — 3.8%
	Agriculture — 0.0%
1,200,000	Imperial Brands Finance PLC (f)	6.13%	07/27/27	1,237,621
	Auto Manufacturers — 0.1%
2,700,000	Volkswagen Financial Services AG (EUR) (j)	3.88%	11/19/31	2,822,101
1,500,000	Volkswagen International Finance N.V. (EUR) (j) (o)	7.88%	(p)	1,763,919
				4,586,020
	Banks — 0.3%
5,465,000	HSBC Holdings PLC (o)	2.10%	06/04/26	5,429,115
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (h) (Continued)
	Banks (Continued)
$1,481,000	HSBC Holdings PLC (o)	4.76%	06/09/28	$1,479,171
1,585,000	Santander UK Group Holdings PLC (o)	1.67%	06/14/27	1,522,981
430,000	Santander UK Group Holdings PLC (o)	2.47%	01/11/28	411,240
				8,842,507
	Beverages — 0.3%
2,905,000	Anheuser-Busch InBev S.A. / N.V. (EUR) (j)	3.95%	03/22/44	3,084,389
505,000	Bacardi Ltd. (f)	2.75%	07/15/26	491,353
3,170,000	Bacardi Ltd. (f)	4.70%	05/15/28	3,156,290
1,000,000	Becle SAB de C.V. (f)	2.50%	10/14/31	809,062
1,895,000	JDE Peet’s N.V. (f)	2.25%	09/24/31	1,586,166
				9,127,260
	Chemicals — 0.0%
150,000	Axalta Coating Systems Dutch Holding B B.V. (f)	7.25%	02/15/31	156,409
	Commercial Services — 0.0%
950,000	OT Midco Ltd. (f)	10.00%	02/15/30	884,015
	Diversified Financial Services — 0.3%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.45%	10/29/26	1,929,195
115,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	112,640
315,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/28	323,995
1,650,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.00%	10/29/28	1,550,283
5,645,000	Avolon Holdings Funding Ltd. (f)	2.53%	11/18/27	5,285,587
1,855,000	GGAM Finance Ltd. (f)	8.00%	06/15/28	1,961,060
				11,162,760
	Electric — 0.4%
700,000	Amprion GmbH (EUR) (j)	0.63%	09/23/33	581,168
700,000	Amprion GmbH (EUR) (j)	4.00%	05/21/44	733,521
700,000	Comision Federal de Electricidad (j)	3.35%	02/09/31	591,483
400,000	E.ON SE (EUR)	3.50%	10/26/37	424,595
1,300,000	E.ON SE (EUR) (j)	3.88%	09/05/38	1,366,182
600,000	Elia Group S.A. / N.V. (EUR) (j)	3.88%	06/11/31	636,161
600,000	Elia Transmission Belgium S.A. (EUR) (j)	3.75%	01/16/36	636,803
200,000	Eurogrid GmbH (EUR) (j)	1.11%	05/15/32	180,087
1,300,000	Eurogrid GmbH (EUR) (j)	0.74%	04/21/33	1,109,177
700,000	MVM Energetika Zrt (j)	7.50%	06/09/28	738,500
2,828,000	MVM Energetika Zrt (j)	6.50%	03/13/31	2,906,947
1,975,000	National Grid Electricity Transmission PLC (EUR) (j)	0.82%	07/07/32	1,736,350
100,000	RTE Reseau de Transport d’Electricite SADIR (EUR) (j)	3.50%	04/30/33	106,121
2,435,000	TenneT Holding B.V. (EUR) (j)	4.50%	10/28/34	2,777,547
805,000	TenneT Holding B.V. (EUR) (j)	2.75%	05/17/42	756,673
				15,281,315
	Engineering & Construction — 0.0%
1,000,000	Heathrow Funding Ltd. (EUR) (j)	1.88%	03/14/34	909,289
	Entertainment — 0.0%
700,000	Banijay Entertainment SASU (f)	8.13%	05/01/29	730,087
	Environmental Control — 0.1%
1,400,000	GFL Environmental, Inc. (f)	4.00%	08/01/28	1,329,378
750,000	GFL Environmental, Inc. (f)	3.50%	09/01/28	706,145
				2,035,523
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (h) (Continued)
	Food — 0.3%
$1,900,000	ELO SACA (EUR) (j)	6.00%	03/22/29	$1,842,477
1,500,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	5.13%	02/01/28	1,516,067
1,700,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	3.75%	12/01/31	1,545,704
3,628,000	JBS USA Holding Lux S.A.R.L. / JBS USA Food Co. / JBS Lux Co., S.A.R.L.	6.75%	03/15/34	3,935,872
990,000	Mondelez International Holdings Netherlands B.V. (EUR) (j)	0.88%	10/01/31	895,159
				9,735,279
	Gas — 0.1%
2,460,000	National Gas Transmission PLC (EUR) (j)	4.25%	04/05/30	2,675,087
	Healthcare-Products — 0.2%
3,640,000	American Medical Systems Europe B.V. (EUR)	3.00%	03/08/31	3,784,975
900,000	Medtronic Global Holdings S.C.A. (EUR)	1.63%	03/07/31	867,439
600,000	Medtronic Global Holdings S.C.A. (EUR)	3.38%	10/15/34	629,279
439,000	Medtronic Global Holdings S.C.A. (EUR)	1.75%	07/02/49	310,681
300,000	Sartorius Finance B.V. (EUR) (j)	4.50%	09/14/32	331,386
				5,923,760
	Healthcare-Services — 0.1%
3,058,000	Kedrion S.p.A. (f)	6.50%	09/01/29	2,912,562
1,255,000	Lonza Finance International N.V. (EUR) (j)	3.88%	04/24/36	1,344,967
				4,257,529
	Media — 0.0%
1,920,000	VZ Secured Financing B.V. (f)	5.00%	01/15/32	1,694,886
	Mining — 0.2%
2,750,000	Corp. Nacional del Cobre de Chile (j)	5.13%	02/02/33	2,665,817
2,950,000	Corp. Nacional del Cobre de Chile (j)	5.95%	01/08/34	3,000,152
				5,665,969
	Oil & Gas — 0.3%
970,000	Ecopetrol S.A.	8.88%	01/13/33	1,016,801
2,600,000	KazMunayGas National Co. JSC (j)	5.38%	04/24/30	2,573,411
3,400,000	KazMunayGas National Co. JSC (j)	3.50%	04/14/33	2,880,353
3,600,000	Pertamina Persero PT (f)	3.10%	08/27/30	3,284,404
170,000	Petroleos Mexicanos	6.35%	02/12/48	114,727
				9,869,696
	Packaging & Containers — 0.1%
795,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (f)	4.13%	08/15/26	722,671
1,085,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (f)	5.25%	08/15/27	555,086
1,815,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (f)	5.25%	08/15/27	928,554
				2,206,311
	Pharmaceuticals — 0.3%
4,520,000	1375209 BC Ltd. (f)	9.00%	01/30/28	4,552,277
1,244,000	Grifols S.A. (f)	4.75%	10/15/28	1,177,107
1,617,000	Grifols S.A. (EUR) (j)	7.50%	05/01/30	1,781,286
1,415,000	MSD Netherlands Capital B.V. (EUR)	3.50%	05/30/37	1,483,122
				8,993,792
	Pipelines — 0.2%
2,245,441	Galaxy Pipeline Assets Bidco Ltd. (f)	2.16%	03/31/34	1,972,135
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (h) (Continued)
	Pipelines (Continued)
$400,000	QazaqGaz NC JSC (j)	4.38%	09/26/27	$386,042
4,380,000	TMS Issuer S.A.R.L. (j)	5.78%	08/23/32	4,520,031
				6,878,208
	Real Estate — 0.1%
495,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (j)	1.00%	05/04/28	480,351
1,530,000	Blackstone Property Partners Europe Holdings S.A.R.L. (EUR) (j)	1.63%	04/20/30	1,437,743
670,000	CBRE Global Investors Open-Ended Funds S.C.A. SICAV-SIF-Pan European Core Fund (EUR) (j)	4.75%	03/27/34	749,426
200,000	China SCE Group Holdings Ltd. (j) (q)	7.00%	05/02/25	10,500
200,000	LEG Immobilien SE (EUR) (j)	1.50%	01/17/34	173,545
200,000	Times China Holdings Ltd. (j) (q)	6.75%	07/08/25	7,500
100,000	Vonovia SE (EUR) (j)	2.25%	04/07/30	99,875
100,000	Vonovia SE (EUR) (j)	5.00%	11/23/30	113,564
800,000	Vonovia SE (EUR) (j)	0.75%	09/01/32	687,137
415,000	Zhenro Properties Group Ltd. (e) (j) (q)	6.63%	01/07/26	2,922
				3,762,563
	Real Estate Investment Trusts — 0.0%
1,945,000	Digital Intrepid Holding B.V. (EUR) (j)	0.63%	07/15/31	1,700,717
	Savings & Loans — 0.0%
885,000	Nationwide Building Society (f) (o)	2.97%	02/16/28	855,501
	Software — 0.2%
6,731,000	Open Text Corp. (f)	6.90%	12/01/27	6,961,712
	Telecommunications — 0.1%
915,000	Altice Financing S.A. (f)	9.63%	07/15/27	836,441
1,167,000	Altice Financing S.A. (f)	5.75%	08/15/29	916,589
1,087,000	Altice France S.A. (f)	8.13%	02/01/27	975,870
1,600,000	Global Switch Finance B.V. (EUR) (j)	1.38%	10/07/30	1,580,771
375,000	Vmed O2 UK Financing I Plc, OKO (f)	7.75%	04/15/32	380,935
				4,690,606
	Water — 0.1%
950,000	Holding d’Infrastructures des Metiers de l’Environnement (EUR) (j)	4.88%	10/24/29	1,018,939
1,400,000	Suez SACA (EUR) (j)	2.88%	05/24/34	1,378,707
				2,397,646
	Total Foreign Corporate Bonds and Notes			133,222,068
	(Cost $134,587,795)

Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 3.3%
	Aerospace/Defense — 0.0%
1,480,714	TransDigm, Inc., Term Loan I, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.08%	08/24/28	1,485,423
	Apartment REITs — 0.1%
4,208,743	Invitation Homes Operating Partnership, L.P., Term Loan, 1 Mo. CME Term SOFR + CSA + 0.95%, 0.00% Floor	5.37%	09/11/28	4,145,612
	Automotive — 0.0%
625,665	First Brands Group LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 5.00%, 0.00% Floor	9.55%	03/30/27	601,533
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Brokerage/Asset Managers/Exchanges — 0.2%
$2,149,013	Deerfield Dakota Holding LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 1.00% Floor	8.08%	04/09/27	$2,096,630
698,957	Guggenheim Partners Investment Management Holdings LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.83%	11/26/31	699,904
609,438	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.33%	12/15/31	602,789
959,026	Jane Street Group LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.83%	12/15/31	948,563
564,866	Jefferies Finance LLC, Term Loan, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	10/21/31	565,100
1,900,334	Summit Acquisition, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.08%	10/16/31	1,909,836
				6,822,822
	Cable Satellite — 0.1%
414,746	Altice France S.A., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	9.30%	10/29/27	359,533
1,187,920	CSC Holdings LLC, Term Loan B5, 6 Mo. Synthetic USD LIBOR + 2.50%, 0.00% Floor	7.17%	04/15/27	1,122,513
492,052	Telenet Financing USD LLC, Term Loan AR, 1 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	6.43%	04/28/28	482,333
1,707,963	Virgin Media Bristol LLC, Term Loan N, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.93%	01/31/28	1,675,144
				3,639,523
	Chemicals — 0.1%
1,597,784	Chemours (The) Co., Term Loan B2, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/18/28	1,594,461
	Consumer Cyclical Services — 0.4%
1,346,152	8th Avenue Food & Provisions, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.00% Floor	8.19%	10/01/25	1,324,445
493,304	AmSpec Parent LLC, Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.58%	12/22/31	493,615
1,001,572	BCPE Empire Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.56%	12/26/30	1,001,742
600,075	Cast & Crew LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	8.07%	12/29/28	581,812
6,537,296	Delivery Hero Finco LLC, Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.31%	12/12/29	6,597,766
336,014	Ingenovis Health, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.19%	03/06/28	152,466
1,317,023	Ingenovis Health, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.66%	03/06/28	588,268
549,456	Ryan LLC, Term Loan, 1 Mo. CME Term SOFR + 3.50%, 0.50% Floor	7.82%	11/14/30	550,616
427,548	StubHub Holdco Sub LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.07%	03/15/30	428,794
569,933	TruGreen, L.P., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.42%	11/02/27	542,861
				12,262,385
	Consumer Products — 0.0%
795,523	AI Aqua Merger Sub, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.31%	07/31/28	793,765
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Diversified Manufacturing — 0.1%
$330,000	TCP Sunbelt Acquisition Co., Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.57%	10/24/31	$333,368
1,651,757	Technimark Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.56%	04/29/31	1,646,603
1,179,365	WEC US Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.06%	01/27/31	1,178,540
				3,158,511
	Electric — 0.2%
1,371,492	Alpha Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.00% Floor	7.07%	09/30/31	1,376,532
535,158	Calpine Corp., Term Loan B10, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	01/31/31	535,182
587,918	Cornerstone Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/28/31	590,490
385,718	Edgewater Generation LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.32%	08/01/30	387,486
1,139,781	EFS Cogen Holdings I LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.81%	10/03/31	1,142,630
500,000	Kamc Holdings, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.00% Floor	8.31%	08/14/26	492,605
193,724	Lackawanna Energy Center, Term Loan B2, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	08/06/29	194,088
42,440	Lackawanna Energy Center, Term Loan C, 1 Mo. CME Term SOFR + 5.00%, 0.50% Floor	9.32%	08/06/29	42,520
784,479	Potomac Energy Center LLC, Term Loan, 1 Mo. Synthetic LIBOR + 6.00%, 0.00% Floor	10.96%	09/30/26	788,401
53,367	South Field Energy LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.56%	08/21/31	53,423
880,802	South Field Energy LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.08%	08/29/31	881,723
856,088	South Field Energy LLC, Term Loan C, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.56%	08/21/31	856,983
54,908	South Field Energy LLC, Term Loan C, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	8.08%	08/29/31	54,965
633,566	Vistra Operations Co. LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.00%, 0.00% Floor	6.31%	12/20/30	634,114
				8,031,142
	Finance Companies — 0.1%
3,344,717	Avolon TLB Borrower 1 U.S. LLC, Term Loan B, 1 Mo. CME Term SOFR + 1.75%, 0.50% Floor	6.07%	06/24/30	3,347,995
	Food and Beverage — 0.2%
1,754,660	Dessert Holdings, Inc., Term Loan, 1 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.44%	06/12/28	1,731,262
1,433,605	Fiesta Purchaser, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	02/12/31	1,434,688
1,434,081	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	7.43%	01/24/29	880,655
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Food and Beverage (Continued)
$619,066	Naked Juice LLC, Term Loan, 3 Mo. CME Term SOFR + CSA + 6.00%, 0.50% Floor	10.43%	01/24/30	$148,266
1,097,718	United Natural Foods, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.07%	05/01/31	1,115,781
				5,310,652
	Gaming — 0.0%
429,601	Fertitta Entertainment LLC, Term Loan, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.82%	01/29/29	430,176
	Healthcare — 0.3%
356,422	ADMI Corp., Term Loan B1, 1 Mo. CME Term SOFR + 5.75%, 0.00% Floor	10.07%	12/23/27	358,948
989,848	Bausch & Lomb Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.67%	05/10/27	987,992
1,107,997	Element Materials Technology Group US Holdings, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.25%, 0.50% Floor	8.08%	06/25/29	1,115,786
2,660,829	Gainwell Acquisition Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	8.43%	10/01/27	2,483,724
951,905	ModivCare, Inc., Term Loan, 3 Mo. CME Term SOFR + CSA + 7.50%, 0.00% Floor	11.89%	01/12/26	920,373
3,345,822	ModivCare, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	9.08%	07/01/31	2,696,164
2,460,023	Napa Management Services, Term Loan B, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.75% Floor	9.57%	02/23/29	2,285,780
404,595	NSM Top Holdings Corp., Term Loan, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.68%	05/09/29	409,021
650,088	Star Parent, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	8.33%	09/30/30	637,583
				11,895,371
	Healthcare REITs — 0.1%
912,773	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.26%	02/22/27	897,941
1,303,328	Healthpeak OP LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor	5.26%	08/20/27	1,280,519
1,842,173	Healthpeak OP LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 0.85%, 0.00% Floor (m)	5.32%	03/01/29	1,807,632
				3,986,092
	Home Construction — 0.0%
24,900	Kelso Industries LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + 5.75%, 1.00% Floor	10.07%	12/31/29	25,024
599,444	Kelso Industries LLC, Term Loan, 1 Mo. CME Term SOFR + 5.75%, 1.00% Floor	10.07%	12/31/29	602,442
				627,466
	Insurance — 0.1%
2,110,680	Acrisure LLC, Term Loan B1, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	11/06/30	2,112,337
980,908	Asurion LLC (fka Asurion Corp.), Term Loan B12, 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	8.57%	09/12/30	977,994
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance (Continued)
$250,000	Asurion LLC (fka Asurion Corp.), Term Loan B4, 1 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.69%	01/22/29	$243,360
1,118,562	Asurion LLC (fka Asurion Corp.), Term Loan B8, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	7.69%	12/23/26	1,118,456
				4,452,147
	Leisure — 0.1%
1,336,060	City Football Group Ltd., Term Loan B1, 1 Mo. CME Term SOFR + CSA + 3.00%, 0.50% Floor	7.43%	07/22/30	1,331,604
1,315,650	Showtime Acquisition LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.07%	08/18/31	1,327,163
				2,658,767
	Lodging — 0.0%
94,340	Hilton Domestic Operating Co., Inc., Term Loan B4, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	11/08/30	94,797
632,340	Playa Resorts Holding B.V., Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.07%	01/05/29	634,579
				729,376
	Media Entertainment — 0.2%
1,649,883	Abe Investment Holdings, Term Loan B, Fixed Rate at 11.25%	11.25%	02/14/30	1,695,255
1,978,692	MH Sub I LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	8.57%	12/31/31	1,904,333
2,602,418	Nep Group, Inc., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.00% Floor	7.82%	08/19/26	2,417,412
258,452	Research Now Group LLC and Dynata LLC, Term Loan, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.00% Floor	9.58%	07/17/28	260,605
				6,277,605
	Metals and Mining — 0.0%
131,085	American Rock Salt Co., LLC, Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 7.00%, 0.00% Floor	11.43%	06/12/28	132,724
494,778	American Rock Salt Co., LLC, Term Loan, 3 Mo. CME Term SOFR + 7.00%, 0.00% Floor	11.44%	06/12/28	500,962
				633,686
	Oil Field Services — 0.0%
745,047	Kestrel Acquisition LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.83%	11/06/31	748,307
	Other Industrial — 0.2%
255,748	Aggreko Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	7.32%	08/02/29	256,627
648,579	Artera Services LLC, Term Loan, 3 Mo. CME Term SOFR + 4.50%, 0.00% Floor	8.83%	02/10/31	640,877
2,005,304	Asp Dream Acquisition Co., Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.75% Floor	8.67%	12/15/28	1,965,197
2,092,983	DG Investment Intermediate Holdings 2, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.17%	03/31/28	2,106,504
974,988	Gloves Buyer, Inc., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.33%	01/20/32	970,113
				5,939,318
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Packaging — 0.1%
$1,177,138	Balcan Innovations, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	9.04%	10/20/31	$1,184,495
1,429,655	Plaze, Inc., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.19%	08/03/26	1,368,895
				2,553,390
	Paper — 0.0%
26,558	Mativ Holdings, Inc., Delayed Draw Term Loan, 1 Mo. CME Term SOFR + CSA + 2.50%, 0.00% Floor	6.92%	05/06/27	26,558
	Pharmaceuticals — 0.0%
1,023,916	Grifols Worldwide Operations Ltd., Term Loan B, 3 Mo. CME Term SOFR + CSA + 2.00%, 0.00% Floor	6.41%	11/15/27	1,016,815
	Restaurants — 0.1%
2,364,360	1011778 BC ULC, Term Loan B6, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	6.07%	09/23/30	2,358,283
1,379,567	Dave & Buster’s, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	7.57%	10/31/31	1,298,766
				3,657,049
	Retailers — 0.1%
910,722	Belron Finance 2019 LLC, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.50% Floor	7.05%	10/16/31	914,284
1,383,596	Peer Holding III B.V., Term Loan B5, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	7.33%	07/01/31	1,388,355
				2,302,639
	Technology — 0.4%
1,750,380	Barracuda Networks, Inc., Term Loan, 6 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.79%	08/15/29	1,519,050
1,058,134	Boxer Parent Co., Inc., Term Loan, 3 Mo. CME Term SOFR + 5.75%, 0.00% Floor	10.07%	07/30/32	1,045,791
852,216	Cotiviti, Inc., Term Loan, Daily SOFR + 2.75%, 0.00% Floor	7.06%	02/17/32	842,365
3,010,600	EagleView Technology Corp., Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.00% Floor	8.09%	08/14/25	2,932,701
1,353,477	Peraton Corp., Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	8.07%	02/01/28	1,228,490
1,497,988	Renaissance Holding Corp., Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.32%	04/08/30	1,462,411
369,950	Sabre GLBL, Inc., Term Loan B2, 1 Mo. CME Term SOFR + CSA + 5.00%, 0.50% Floor	9.42%	06/30/28	365,458
1,223,540	X Corp., Term Loan B1, 1 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.92%	10/26/29	1,221,681
795,792	Xerox Corp., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.32%	11/19/29	785,844
1,072,977	Xerox Corp., Term Loan, 1 Mo. CME Term SOFR + 4.00%, 0.50% Floor	8.33%	11/19/29	1,059,565
				12,463,356
	Transportation Services — 0.0%
999,208	Third Coast Infrastructure LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	8.57%	09/25/30	1,000,462
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Rate (r)	Stated Maturity (s)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Wireless — 0.1%
$251,640	Altice France S.A., Term Loan B14, 3 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.80%	08/31/28	$226,476
1,565,994	CCI Buyer, Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	8.33%	12/17/27	1,573,934
				1,800,410
	Total Senior Floating-Rate Loan Interests			114,392,814
	(Cost $116,340,001)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (h) — 2.4%
	Brazil — 0.3%
2,400,000	Brazilian Government International Bond	6.13%	01/22/32	2,394,347
3,100,000	Brazilian Government International Bond	6.00%	10/20/33	3,011,896
3,150,000	Brazilian Government International Bond	6.13%	03/15/34	3,059,896
3,600,000	Brazilian Government International Bond	6.63%	03/15/35	3,574,799
				12,040,938
	Colombia — 0.2%
3,450,000	Colombia Government International Bond	3.00%	01/30/30	2,945,444
1,678,000	Colombia Government International Bond	3.13%	04/15/31	1,371,101
2,800,000	Colombia Government International Bond	8.00%	04/20/33	2,921,959
				7,238,504
	Costa Rica — 0.1%
4,100,000	Costa Rica Government International Bond (j)	6.55%	04/03/34	4,242,926
	Guatemala — 0.2%
1,400,000	Guatemala Government Bond (j)	5.25%	08/10/29	1,371,967
2,100,000	Guatemala Government Bond (j)	4.90%	06/01/30	2,017,819
3,017,000	Guatemala Government Bond (j)	3.70%	10/07/33	2,520,853
400,000	Guatemala Government Bond (j)	6.60%	06/13/36	404,146
				6,314,785
	Hungary — 0.1%
2,972,000	Hungary Government International Bond (f)	2.13%	09/22/31	2,429,553
	Indonesia — 0.1%
2,000,000	Indonesia Government International Bond	4.85%	01/11/33	1,968,008
	Israel — 0.1%
2,300,000	Israel Government International Bond, Series 5Y	5.38%	02/19/30	2,319,840
	Mexico — 0.5%
1,024,000	Mexico Government International Bond	2.66%	05/24/31	861,723
1,900,000	Mexico Government International Bond	4.75%	04/27/32	1,774,465
3,436,000	Mexico Government International Bond	4.88%	05/19/33	3,173,414
3,700,000	Mexico Government International Bond	3.50%	02/12/34	3,050,951
7,080,000	Mexico Government International Bond	6.35%	02/09/35	7,140,115
				16,000,668
	Panama — 0.1%
2,139,000	Panama Government International Bond	3.16%	01/23/30	1,851,630
1,533,000	Panama Government International Bond	2.25%	09/29/32	1,121,201
2,534,000	Panama Government International Bond	6.40%	02/14/35	2,402,806
				5,375,637
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (h) (Continued)
	Paraguay — 0.1%
$2,420,000	Paraguay Government International Bond (j)	4.95%	04/28/31	$2,367,427
2,000,000	Paraguay Government International Bond (f)	3.85%	06/28/33	1,774,943
				4,142,370
	Peru — 0.1%
3,500,000	Peruvian Government International Bond	3.00%	01/15/34	2,902,375
	Romania — 0.2%
1,500,000	Romanian Government International Bond (f)	6.63%	02/17/28	1,541,991
4,016,000	Romanian Government International Bond (j)	3.00%	02/14/31	3,376,358
44,000	Romanian Government International Bond (j)	3.63%	03/27/32	36,913
2,500,000	Romanian Government International Bond (j)	6.38%	01/30/34	2,430,386
				7,385,648
	South Africa — 0.3%
1,693,000	Republic of South Africa Government International Bond	4.30%	10/12/28	1,599,721
1,400,000	Republic of South Africa Government International Bond	4.85%	09/30/29	1,323,290
3,508,000	Republic of South Africa Government International Bond	5.88%	06/22/30	3,420,423
3,400,000	Republic of South Africa Government International Bond	5.88%	04/20/32	3,235,593
				9,579,027
	United Arab Emirates — 0.0%
1,700,000	Finance Department Government of Sharjah (f)	6.50%	11/23/32	1,760,314
	Total Foreign Sovereign Bonds and Notes			83,700,593
	(Cost $84,542,328)
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
6,110,000	Federal Home Loan Bank Discount Notes	(l)	03/21/25	6,095,066
	(Cost $6,094,665)
CONVERTIBLE FOREIGN CORPORATE BONDS AND NOTES (h) — 0.1%
	Beverages — 0.0%
1,200,000	Davide Campari-Milano N.V. (EUR) (j)	2.38%	01/17/29	1,193,471
	Commercial Services — 0.1%
597,200	Worldline S.A. (EUR) (j)	(l)	07/30/25	727,303
2,178,552	Worldline S.A. (EUR) (j)	(l)	07/30/26	2,202,329
				2,929,632
	Total Convertible Foreign Corporate Bonds and Notes			4,123,103
	(Cost $4,019,424)

Shares	Description	Value
COMMON STOCKS — 0.0%
	Wireless Telecommunication Services — 0.0%
46,208	Intelsat Jackson Emergence S.A. (e) (t)	1,728,965
	(Cost $1,433,407)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 0.0%
	Colorado — 0.0%
220,000	City & Cnty of Denver Cnty Arpt Sys Rev, Ser C	2.24%	11/15/30	196,065
	(Cost $220,000)
See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 1.4%
$25,000,000	U.S. Treasury Bill	(l)	05/27/25	$24,753,500
25,000,000	U.S. Treasury Bill	(l)	08/07/25	24,547,126
	Total U.S. Treasury Bills			49,300,626
	(Cost $49,284,867)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
35,917,653	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (u)	35,917,653
	(Cost $35,917,653)

	Total Investments — 110.1%	3,840,147,224
	(Cost $3,847,405,574)
	Net Other Assets and Liabilities — (10.1)%	(353,763,203)
	Net Assets — 100.0%	$3,486,384,021
Forward Foreign Currency Contracts at February 28, 2025 (See Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 2/28/2025	Sale Value as of 2/28/2025	Unrealized Appreciation (Depreciation)
04/11/2025	Citi	EUR	4,182,000	USD	4,392,938	$4,347,937	$4,392,938	$(45,001)
04/11/2025	GSIL	EUR	2,263,000	USD	2,353,043	2,352,794	2,353,043	(249)
04/11/2025	GSIL	GBP	870,000	USD	1,075,462	1,094,254	1,075,462	18,792
04/11/2025	BOFA	USD	43,153	EUR	41,000	43,153	42,627	526
04/11/2025	Citi	USD	54,773,811	EUR	53,429,000	54,773,811	55,549,009	(775,198)
04/11/2025	GSIL	USD	13,636,689	EUR	13,085,000	13,636,689	13,604,200	32,489
04/11/2025	BNY	USD	4,349,042	GBP	3,560,000	4,349,042	4,477,638	(128,596)
04/11/2025	GSIL	USD	9,683,023	GBP	7,936,000	9,683,023	9,981,611	(298,588)
Net Unrealized Appreciation (Depreciation)								$(1,195,825)
Futures Contracts at February 28, 2025 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	3,027	Jun-2025	$626,494,406	$2,474,475
U.S. 5-Year Treasury Notes	234	Jun-2025	25,257,375	303,722
			$651,751,781	$2,778,197

Futures Contracts Short
Euro-Bobl Futures	156	Mar-2025	$(19,079,451)	$34,016
Euro-Bund Futures	196	Mar-2025	(27,080,405)	614,731
Euro-Buxl 30 Year Bonds Futures	28	Mar-2025	(3,770,164)	336,856
Euro-Schatz Futures	15	Mar-2025	(1,663,866)	8,273
Long Gilt Futures	32	Jun-2025	(3,760,799)	(10,492)
Ultra 10-Year U.S. Treasury Notes	2,584	Jun-2025	(295,222,000)	(4,481,116)
Ultra U.S. Treasury Bond Futures	1,009	Jun-2025	(125,242,125)	(4,975,446)
			$(475,818,810)	$(8,473,178)
		Total	$175,932,971	$(5,694,981)

See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
(a)	Floating or variable rate security.
(b)	Inverse floating rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2025, securities noted as such amounted to $1,317,776,551 or 37.8% of net assets.

(g)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial Statements).
(h)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(i)	Step-up security. A security where the coupon increases or steps up at a predetermined date. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(j)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(k)	When-issued security. The interest rate shown reflects the rate in effect at February 28, 2025. Interest will begin accruing on the security’s first settlement date.
(l)	Zero coupon security.
(m)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 28, 2025, securities noted as such are valued at $17,379,309 or 0.5% of net assets.

(n)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(o)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2025.
At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(p)	Perpetual maturity.
(q)	This issuer is in default.
(r)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, such as the synthetic LIBOR, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR or synthetic LIBOR floor that establishes a minimum SOFR or synthetic LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR or synthetic LIBOR period, spread and floor, but different SOFR or synthetic LIBOR reset dates.

(s)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(t)	Non-income producing security.
(u)	Rate shown reflects yield as of February 28, 2025.

See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BNY	– Bank of New York (The)
BOFA	– Bank of America N.A.
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
REMIC	– Real Estate Mortgage Investment Conduit
SDR	– Swedish Depositary Receipt
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To-Be-Announced Security
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$828,688,274	$—	$828,688,274	$—
Mortgage-Backed Securities	819,255,160	—	819,255,160	—
U.S. Government Bonds and Notes	752,879,628	—	752,879,628	—
Asset-Backed Securities	609,494,990	—	593,923,313	15,571,677
Corporate Bonds and Notes*	401,152,219	—	401,152,219	—
Foreign Corporate Bonds and Notes*	133,222,068	—	133,222,068	—
Senior Floating-Rate Loan Interests*	114,392,814	—	114,392,814	—
Foreign Sovereign Bonds and Notes**	83,700,593	—	83,700,593	—
U.S. Government Agency Securities	6,095,066	—	6,095,066	—
Convertible Foreign Corporate Bonds and Notes*	4,123,103	—	4,123,103	—
Common Stocks*	1,728,965	1,728,965	—	—
Municipal Bonds***	196,065	—	196,065	—
U.S. Treasury Bills	49,300,626	—	49,300,626	—
Money Market Funds	35,917,653	35,917,653	—	—
Total Investments	3,840,147,224	37,646,618	3,786,928,929	15,571,677
Forward Foreign Currency Contracts	51,807	—	51,807	—
Futures Contracts****	3,772,073	3,772,073	—	—
Total	$3,843,971,104	$41,418,691	$3,786,980,736	$15,571,677

See Notes to Financial Statements

First Trust TCW Unconstrained Plus Bond ETF (UCON)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(1,247,632)	$—	$(1,247,632)	$—
Futures Contracts****	(9,467,054)	(9,467,054)	—	—
Total	$(10,714,686)	$(9,467,054)	$(1,247,632)	$—

*	See Portfolio of Investments for industry breakout.
**	See Portfolio of Investments for country breakout.
***	See Portfolio of Investments for state breakout.
****
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 67.5%
	Collateralized Mortgage Obligations — 13.8%
	Federal Home Loan Mortgage Corporation
$74,846	Series 360, Class 250	2.50%	11/15/47	$66,105
3,154,315	Series 377, Class C1, IO	2.00%	01/25/51	412,073
7,383	Series 3778, Class L	3.50%	12/15/25	7,339
5,144,262	Series 386, Class C2, IO	2.00%	02/15/51	612,592
2,685,688	Series 400, Class C2, IO	2.00%	08/25/52	383,028
404,775	Series 4292, Class PB	3.50%	01/15/44	356,262
106,066	Series 4451, Class NZ	3.50%	03/15/45	94,226
348,761	Series 4639, Class HZ	3.25%	04/15/53	277,554
415,000	Series 4753, Class HL	3.00%	02/15/48	356,310
431,674	Series 4765, Class PZ	3.00%	01/15/48	337,359
275,000	Series 4930, Class GL	3.00%	11/25/49	198,141
28,954	Series 4993, Class OP, PO	(a)	10/25/58	27,496
925,000	Series 5210, Class LB	3.00%	08/25/50	723,507
	Federal National Mortgage Association
78,931	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (b)	4.90%	07/25/36	78,751
62,728	Series 2011-47, Class GF, 30 Day Average SOFR + CSA + 0.57% (b)	5.04%	06/25/41	62,591
381,367	Series 2013-9, Class GZ	3.50%	02/25/43	343,859
497,263	Series 2013-21, Class EZ	3.00%	03/25/43	449,423
350,000	Series 2015-32, Class PB	3.00%	05/25/45	294,382
92,523	Series 2018-50, Class BA	3.00%	07/25/48	81,510
2,559	Series 2018-86, Class JA	4.00%	05/25/47	2,537
64,024	Series 2019-67, Class FE, 30 Day Average SOFR + CSA + 0.45% (b)	4.92%	11/25/49	62,680
1,282,314	Series 2019-68, Class US, IO, (30 Day Average SOFR + CSA) × -1+ 6.00% (c)	1.53%	11/25/49	162,831
4,142,643	Series 2022-426, Class C24, IO	1.50%	01/25/52	422,261
5,191,369	Series 2023-39, Class AI, IO	2.00%	07/25/52	663,199
311,044	Series 2024-73, Class FB, 30 Day Average SOFR + 1.20% (b)	5.55%	10/25/54	310,959
	Government National Mortgage Association
993,089	Series 2012-34, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.05% (c)	1.62%	03/20/42	92,317
1,518,597	Series 2013-25, Class SA, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (c)	1.77%	02/20/43	199,164
460,000	Series 2013-39, Class DP	2.50%	03/20/43	348,398
650,346	Series 2014-57, Class PS, IO, (1 Mo. CME Term SOFR + CSA) ×-1+ 6.20% (c)	1.77%	04/20/44	85,481
282,844	Series 2015-39, Class ZA	3.50%	03/20/45	257,564
419,352	Series 2015-103, Class ZA	3.50%	07/20/45	350,121
308,660	Series 2017-38, Class Z	4.00%	03/20/47	272,179
385,492	Series 2017-117, Class ZN	3.00%	08/20/47	311,656
378,415	Series 2017-78, Class AZ	3.00%	05/20/47	289,584
327,263	Series 2018-97, Class DZ	3.50%	07/20/48	287,218
483,595	Series 2021-125, Class EL	1.50%	07/20/51	301,145
357,322	Series 2023-18, Class AZ	4.75%	02/20/53	330,572
235,000	Series 2023-81, Class AL	4.50%	08/20/40	229,971
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$308,865	Series 2023-113, Class FD, 30 Day Average SOFR + 1.35% (b)	5.70%	08/20/53	$311,921
904,785	Series 2024-159, Class XS, IO, (30 Day Average SOFR) ×-1+ 5.50% (c)	1.15%	10/20/54	66,739
				10,521,005
	Commercial Mortgage-Backed Securities — 0.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
1,000,000	Series K732, Class X3, IO (d)	2.21%	05/25/46	6,329
	FREMF Mortgage Trust
3,719,638	Series 2017-K726, Class X2B, IO (e)	0.10%	07/25/49	665
				6,994
	Pass-Through Securities — 53.7%
	Federal Home Loan Mortgage Corporation
42,670	Pool G08681	3.50%	12/01/45	39,627
22,187	Pool G08792	3.50%	12/01/47	20,423
78,134	Pool G60659	3.50%	08/01/46	72,434
92,943	Pool G61748	3.50%	11/01/48	86,368
107,738	Pool G67706	3.50%	12/01/47	100,140
139,369	Pool G67710	3.50%	03/01/48	128,784
869,870	Pool QC8921	2.50%	10/01/51	736,259
1,366,634	Pool QD7088	2.00%	02/01/52	1,109,191
373,591	Pool QE4038	3.00%	06/01/52	325,780
218,736	Pool RA5286	2.50%	05/01/51	183,032
270,750	Pool RA5552	3.00%	07/01/51	237,533
650,457	Pool RA7773	4.00%	08/01/52	611,369
95,334	Pool SD0499	3.00%	08/01/50	84,649
905,010	Pool SD0956	2.50%	04/01/52	763,818
431,354	Pool SD1382	4.00%	08/01/52	406,059
728,750	Pool SD1581	2.50%	09/01/52	609,798
385,717	Pool SD2190	4.50%	10/01/52	372,729
46,891	Pool SD7502	3.50%	07/01/49	43,049
99,499	Pool SD7511	3.50%	01/01/50	91,379
61,298	Pool SD7513	3.50%	04/01/50	56,473
217,068	Pool SD8188	2.00%	01/01/52	174,428
292,583	Pool SD8212	2.50%	05/01/52	245,383
662,672	Pool SD8256	4.00%	10/01/52	622,417
611,057	Pool SD8264	3.50%	11/01/52	555,290
465,977	Pool SD8372	5.50%	11/01/53	467,629
62,611	Pool ZM1779	3.00%	09/01/46	55,807
	Federal National Mortgage Association
22,235	Pool BE3619	4.00%	05/01/47	21,197
266,593	Pool BQ1163	2.00%	08/01/50	215,387
533,629	Pool BQ1226	2.00%	09/01/50	430,383
644,606	Pool BU9074	2.00%	01/01/52	521,093
482,336	Pool BV4119	2.50%	03/01/52	404,343
221,632	Pool BV5358	2.50%	04/01/52	186,211
528,948	Pool BV8464	3.00%	04/01/52	461,864
1,143,614	Pool BV8477	3.00%	05/01/52	1,005,430
531,782	Pool BV8515	3.00%	05/01/52	464,663
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$580,041	Pool BV9960	4.00%	06/01/52	$546,460
269,199	Pool BW6293	4.50%	08/01/52	260,144
490,820	Pool BW9886	4.50%	10/01/52	473,904
44,672	Pool CA0995	3.50%	01/01/48	40,874
484,571	Pool CA5689	3.00%	05/01/50	430,322
1,022,153	Pool CB2411	2.50%	12/01/51	864,781
466,968	Pool CB2430	3.00%	12/01/51	407,910
759,299	Pool CB2610	2.00%	01/01/52	613,862
489,512	Pool CB2802	2.00%	02/01/52	396,971
1,134,177	Pool CB3151	2.00%	03/01/52	919,750
967,112	Pool CB3486	3.50%	05/01/52	879,294
105,578	Pool CB4365	3.50%	08/01/52	96,385
55,330	Pool FM2870	3.00%	03/01/50	49,136
1,240,916	Pool FS0139	2.50%	01/01/52	1,048,569
360,417	Pool FS3160	3.00%	06/01/52	317,493
172,937	Pool FS3275	3.00%	04/01/52	150,805
865,666	Pool FS3781	2.00%	11/01/51	698,407
92,894	Pool FS6380	2.50%	02/01/52	77,733
430,591	Pool MA4511	2.00%	01/01/52	345,665
170,366	Pool MA4731	3.50%	09/01/52	154,869
776,397	Pool MA4768	2.50%	09/01/52	649,664
399,437	Pool MA4784	4.50%	10/01/52	385,959
874,201	Pool MA4978	5.00%	04/01/53	862,998
845,896	Pool MA5038	5.00%	06/01/53	834,705
743,149	Pool MA5138	5.50%	09/01/53	745,784
563,417	Pool MA5497	5.50%	10/01/54	564,630
1,025,000	Pool TBA (f)	2.00%	03/15/55	820,122
850,000	Pool TBA (f)	2.50%	03/15/55	710,549
425,000	Pool TBA (f)	3.00%	03/15/55	370,281
1,100,000	Pool TBA (f)	3.50%	03/15/55	997,885
875,000	Pool TBA (f)	4.00%	03/15/55	820,338
600,000	Pool TBA (f)	5.00%	03/15/55	590,301
975,000	Pool TBA (f)	5.50%	03/15/55	976,368
450,000	Pool TBA (f)	4.50%	04/15/55	433,054
	Government National Mortgage Association
24,355	Pool MA4779	4.00%	10/20/47	23,148
719,473	Pool MA7534	2.50%	08/20/51	617,160
768,185	Pool MA7589	2.50%	09/20/51	658,943
748,251	Pool MA7767	2.50%	12/20/51	641,841
340,304	Pool MA8347	4.50%	10/20/52	328,911
397,118	Pool MA9963	4.50%	10/20/54	383,514
768,430	Pool MA9964	5.00%	10/20/54	759,697
1,275,000	Pool TBA (f)	2.00%	03/15/55	1,047,444
1,175,000	Pool TBA (f)	2.50%	03/15/55	1,007,198
1,875,000	Pool TBA (f)	4.00%	03/15/55	1,767,105
825,000	Pool TBA (f)	4.50%	03/15/55	796,170
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Government National Mortgage Association (Continued)
$900,000	Pool TBA (f)	5.00%	03/15/55	$888,857
1,700,000	Pool TBA (f)	5.50%	03/15/55	1,704,449
				41,070,828
	Total U.S. Government Agency Mortgage-Backed Securities			51,598,827
	(Cost $52,602,630)
MORTGAGE-BACKED SECURITIES (g) — 25.4%
	Collateralized Mortgage Obligations — 12.5%
	Alternative Loan Trust
182,181	Series 2005-16, Class A4, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	4.91%	06/25/35	173,052
125,198	Series 2007-5CB, Class 1A11	6.00%	04/25/37	67,974
106,526	Series 2007-15CB, Class A5	5.75%	07/25/37	62,504
264,017	Series 2007-HY8C, Class A1, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	4.75%	09/25/47	242,670
	American Home Mortgage Assets Trust
88,752	Series 2006-3, Class 1A1, 12 Mo. Treasury Average + 0.97% (b)	5.66%	10/25/46	74,074
	Banc of America Funding Trust
92,165	Series 2007-C, Class 7A1, 1 Mo. CME Term SOFR + CSA + 0.42% (b)	4.85%	05/20/47	84,040
	Bear Stearns ALT-A Trust
440,833	Series 2006-1, Class 21A2 (d)	4.60%	02/25/36	309,362
	Bear Stearns ARM Trust
111,451	Series 2005-1, Class 2A1 (d)	4.86%	03/25/35	102,034
	CHL Mortgage Pass-Through Trust
163,768	Series 2004-25, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.68% (b)	5.11%	02/25/35	149,022
101,785	Series 2007-20, Class A1	6.50%	01/25/38	49,689
	CIM Trust
150,139	Series 2021-R3, Class A1A (e)	1.95%	06/25/57	138,068
450,000	Series 2023-R3, Class A1B (e)	4.50%	01/25/63	364,807
	Citigroup Mortgage Loan Trust
237,416	Series 2009-10, Class 2A2 (e)	7.00%	12/25/35	170,162
	Credit Suisse Mortgage Trust
504,629	Series 2014-8R, Class 3A2 (d) (e)	5.55%	02/27/36	517,010
334,410	Series 2021-RP11, Class PT (e)	3.74%	10/25/61	232,444
383,846	Series 2021-RPL4, Class A1 (e)	4.10%	12/27/60	383,218
	CSMCM Trust
23,331	Series 2021-RP11 (e)	3.78%	10/27/61	18,032
	Deutsche Alt-A Securities Mortgage Loan Trust
154,418	Series 2007-3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 1.50% (b)	5.93%	10/25/47	122,038
	GreenPoint Mortgage Funding Trust
91,000	Series 2005-AR4, Class G41B, 1 Mo. CME Term SOFR + CSA + 0.20% (b)	4.63%	10/25/45	84,317
	GSR Mortgage Loan Trust
230,538	Series 2006-OA1, Class 2A2, 1 Mo. CME Term SOFR + CSA + 0.52% (b)	4.95%	08/25/46	51,295
	IndyMac INDX Mortgage Loan Trust
111,118	Series 2005-AR29, Class A1 (d)	3.74%	01/25/36	89,379
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Collateralized Mortgage Obligations (Continued)
	IndyMac INDX Mortgage Loan Trust (Continued)
$56,841	Series 2006-AR3, Class 2A1A (d)	3.90%	03/25/36	$38,986
523,021	Series 2006-AR13, Class A3 (d)	4.14%	07/25/36	343,907
125,156	Series 2006-AR19, Class 5A2 (d)	4.28%	08/25/36	89,964
416,791	Series 2006-AR31, Class A3 (d)	4.16%	11/25/36	387,530
	Legacy Mortgage Asset Trust
352,326	Series 2021-GS5, Class A1, steps up to 6.25% on 11/25/25 (e) (h)	5.25%	07/25/67	352,049
	Lehman XS Trust
483,561	Series 2006-10N, Class 1A4A, 1 Mo. CME Term SOFR + CSA + 0.60% (b)	5.03%	07/25/46	323,898
149,993	Series 2007-12N, Class 1A3A, 1 Mo. CME Term SOFR + CSA + 0.40% (b)	4.83%	07/25/47	143,222
	MASTR Adjustable Rate Mortgages Trust
455,065	Series 2006-OA2, Class 1A1, 12 Mo. Treasury Average + 0.80% (b)	5.49%	12/25/46	329,263
782,120	Series 2007-HF2, Class A2, 1 Mo. CME Term SOFR + CSA + 1.10% (b)	5.53%	09/25/37	311,244
	Morgan Stanley Residential Mortgage Loan Trust
309,742	Series 2024-INV3, Class A1 (e)	6.50%	06/25/54	317,127
	OBX Trust
303,622	Series 2021-NQM3, Class A1 (e)	1.05%	07/25/61	251,363
	PRPM LLC
150,000	Series 2023-NQM1, Class B1 (d) (e)	6.30%	01/25/68	148,602
375,000	Series 2024-RCF2, Class M1, steps up to 4.75% on 03/25/28 (e) (h)	3.75%	03/25/54	347,111
290,000	Series 2024-RPL3, Class M1, steps up to 5.00% on 11/25/28 (e) (h)	4.00%	11/25/54	264,008
	RALI Trust
384,931	Series 2005-QO1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	4.73%	08/25/35	277,867
155,450	Series 2006-QS7, Class A2	6.00%	06/25/36	122,003
259,186	Series 2007-QH4, Class A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	4.81%	05/25/37	239,697
78,812	Series 2007-QS1, Class 1A4	6.00%	01/25/37	62,082
125,718	Series 2007-QS2, Class A4	6.25%	01/25/37	103,582
	RFMSI Trust
465,020	Series 2006-S10, Class 1A1	6.00%	10/25/36	370,027
	Structured Asset Mortgage Investments II Trust
532,444	Series 2006-AR6, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	4.81%	07/25/46	378,824
335,422	Series 2007-AR1, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.36% (b)	4.79%	01/25/37	294,449
113,495	Series 2005-AR8, Class A2, 12 Mo. Treasury Average + 1.48% (b)	6.23%	02/25/36	96,432
89,927	Series 2006-AR7, Class A1BG, 1 Mo. CME Term SOFR + CSA + 0.12% (b)	4.55%	08/25/36	79,537
25,164	Series 2007-AR3, Class 2A1, 1 Mo. CME Term SOFR + CSA + 0.38% (b)	4.81%	09/25/47	23,199
	WaMu Mortgage Pass-Through Certificates Trust
45,479	Series 2006-AR3, Class A1A, 12 Mo. Treasury Average + 1.00% (b)	5.69%	02/25/46	41,139
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Collateralized Mortgage Obligations (Continued)
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
$570,961	Series 2006-AR6, Class 2A, 12 Mo. Treasury Average + 0.96% (b)	5.65%	08/25/46	$314,717
				9,537,020
	Commercial Mortgage-Backed Securities — 12.9%
	BANK
187,000	Series 2024-BNK47, Class C (d)	6.61%	06/15/57	199,297
	BBCMS Mortgage Trust
210,000	Series 2024-5C25, Class AS	6.36%	03/15/57	219,260
175,000	Series 2024-5C27, Class AS	6.41%	07/15/57	183,478
220,000	Series 2024-5C29, Class AS	5.63%	09/15/57	224,708
250,000	Series 2024-C26, Class AS	6.09%	05/15/57	263,336
290,000	Series 2024-C28, Class C	6.29%	09/15/57	304,700
	Benchmark Mortgage Trust
117,000	Series 2020-B18, Class AGNF (e)	4.14%	07/15/53	113,145
357,000	Series 2024-V8, Class C (d)	6.95%	07/15/57	377,307
	BPR Trust
260,000	Series 2024-PMDW, Class D (d) (e)	5.85%	11/05/41	257,941
	BWAY Mortgage Trust
15,834,828	Series 2013-1515, Class XA, IO (d) (e)	0.48%	03/10/33	204,494
	BX Commercial Mortgage Trust
200,000	Series 2020-VIV2, Class C (d) (e)	3.54%	03/09/44	183,165
154,314	Series 2021-ACNT, Class C, 1 Mo. CME Term SOFR + CSA + 1.50% (b) (e)	5.93%	11/15/38	154,088
175,000	Series 2021-XL2, Class J, 1 Mo. CME Term SOFR + CSA + 3.89% (b) (e)	8.32%	10/15/38	171,914
246,752	Series 2024-KING, Class B, 1 Mo. CME Term SOFR + 1.74% (b) (e)	6.05%	05/15/34	247,151
	BX Trust
300,000	Series 2021-VIEW, Class B, 1 Mo. CME Term SOFR + CSA + 1.80% (b) (e)	6.23%	06/15/36	298,937
	BXP Trust
280,000	Series 2021-601L, Class A (e)	2.62%	01/15/44	237,879
	Citigroup Commercial Mortgage Trust
4,198,049	Series 2016-P3, Class XA, IO (d)	1.64%	04/15/49	49,379
	COMM Mortgage Trust
938,014	Series 2012-CR4, Class XA, IO (d) (i)	1.14%	10/15/45	13,284
1,112,402	Series 2014-UBS3, Class XA, IO (d) (i)	0.67%	06/10/47	50
11,151,000	Series 2014-UBS3, Class XB, IO (d) (e)	0.26%	06/10/47	178
7,000,000	Series 2015-LC21, Class XE, IO (d) (e)	1.05%	07/10/48	18,796
200,000	Series 2016-787S, Class A (e)	3.55%	02/10/36	196,170
220,000	Series 2020-CX, Class A (e)	2.17%	11/10/46	185,726
35,000	Series 2020-CX, Class E (d) (e)	2.68%	11/10/46	26,233
219,000	Series 2024-277P, Class A (e)	6.34%	08/10/44	229,507
	Credit Suisse Mortgage Trust
182,000	Series 2019-UVIL, Class B (d) (e)	3.28%	12/15/41	166,641
429,000	Series 2021-B33, Class B (d) (e)	3.64%	10/10/43	372,702
	CSAIL Commercial Mortgage Trust
2,289,706	Series 2016-C5, Class XA, IO (d)	0.84%	11/15/48	7,186
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	DROP Mortgage Trust
$107,000	Series 2021-FILE, Class B, 1 Mo. CME Term SOFR + CSA + 1.70% (b) (e)	6.13%	10/15/43	$98,942
	Frost CMBS DAC
772,666	Series 2021-1A, Class GBB, SONIA + 1.65% (GBP) (b) (e)	6.13%	11/20/33	966,049
	Grace Trust
400,000	Series 2020-GRCE, Class A (e)	2.35%	12/10/40	345,876
1,000,000	Series 2020-GRCE, Class X, IO (d) (e)	0.30%	12/10/40	15,139
	GS Mortgage Securities Trust
1,094,821	Series 2011-GC5, Class XA, IO (d) (j)	0.00%	08/10/44	707
	Hilton U.S.A. Trust
360,000	Series 2016-HHV, Class F (d) (e)	4.19%	11/05/38	347,852
	JP Morgan Chase Commercial Mortgage Securities Trust
78,852	Series 2013-LC11, Class XA, IO (d) (i)	1.20%	04/15/46	306
3,098,040	Series 2014-C20, Class XA, IO (d) (i) (k)	0.70%	07/15/47	31
260,000	Series 2019-OSB, Class A (e)	3.40%	06/05/39	242,977
	JPMBB Commercial Mortgage Securities Trust
741,429	Series 2015-C32, Class XA, IO (d)	1.14%	11/15/48	1,065
	JPMCC Commercial Mortgage Securities Trust
8,861,645	Series 2017-JP5, Class XA, IO (d)	0.77%	03/15/50	115,208
	JPMDB Commercial Mortgage Securities Trust
5,236,689	Series 2016-C2, Class XA, IO (d)	1.47%	06/15/49	55,564
	Last Mile Logistics Pan Euro Finance DAC
363,287	Series 1A, Class E, 3 Mo. EURIBOR + 2.70% (EUR) (b) (e)	5.26%	08/17/33	372,820
	MHC Commercial Mortgage Trust
320,000	Series 2021-MHC2, Class E, 1 Mo. CME Term SOFR + CSA + 1.95% (b) (e)	6.38%	05/15/38	319,309
	Morgan Stanley Bank of America Merrill Lynch Trust
22,531,884	Series 2015-C25, Class XA, IO (d)	0.98%	10/15/48	49,180
	SFAVE Commercial Mortgage Securities Trust
479,000	Series 2015-5AVE, Class A2A (d) (e)	3.66%	01/05/43	418,593
340,000	Series 2015-5AVE, Class A2B (d) (e)	4.14%	01/05/43	305,540
	SLG Office Trust
150,000	Series 2021-OVA, Class D (e)	2.85%	07/15/41	126,980
385,000	Series 2021-OVA, Class G (e)	2.85%	07/15/41	301,134
	SMRT
286,000	Series 2022-MINI, Class F, 1 Mo. CME Term SOFR + 3.35% (b) (e)	7.66%	01/15/39	272,439
105,000,000	Series 2022-MINI, Class XCP, IO (d) (j)	0.00%	01/15/39	110
	TEXAS Commercial Mortgage Trust
260,000	Series 2025-TWR, Class C, 1 Mo. CME Term SOFR + 2.14% (b) (e) (l)	6.45%	04/15/42	260,902
	VLS Commercial Mortgage Trust
220,000	Series 2020-LAB, Class B (e)	2.45%	10/10/42	175,687
	Wells Fargo Commercial Mortgage Trust
1,371,702	Series 2015-C27, Class XA, IO (d)	0.62%	02/15/48	66
22,986,006	Series 2015-C28, Class XA, IO (d)	0.53%	05/15/48	998
1,460,514	Series 2015-LC22, Class XA, IO (d)	0.69%	09/15/58	2,179
3,378,329	Series 2016-C33, Class XA, IO (d)	1.54%	03/15/59	32,116
5,823,000	Series 2016-C37, Class XEF, IO (d) (e)	1.60%	12/15/49	138,573
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (g) (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	WFRBS Commercial Mortgage Trust
$112,106	Series 2014-C22, Class XA, IO (d) (i)	0.25%	09/15/57	$25
				9,873,019
	Total Mortgage-Backed Securities			19,410,039
	(Cost $21,252,217)
ASSET-BACKED SECURITIES (g) — 14.6%
	AMSR Trust
355,000	Series 2020-SFR3, Class G (e)	4.99%	09/17/37	352,715
	Applebee’s Funding LLC/IHOP Funding LLC
252,450	Series 2019-1A, Class A2II (e)	4.72%	06/05/49	250,135
	Aqueduct European CLO DAC
250,000	Series 2025-9A, Class B, 3 Mo. EURIBOR + 1.75% (EUR) (b) (e) (l)	0.00%	04/15/38	259,468
	Ares LXII CLO Ltd.
300,000	Series 2021-62A, Class B, 3 Mo. CME Term SOFR + CSA + 1.91% (b) (e)	6.21%	01/25/34	301,031
	Argent Securities, Inc., Asset-Backed Pass-Through Certificates
380,000	Series 2005-W3, Class M2, 1 Mo. CME Term SOFR + CSA + 0.69% (b)	5.12%	11/25/35	330,705
	Aurium CLO XIII DAC
250,000	Series 13A, Class B, 3 Mo. EURIBOR + 1.70% (EUR) (b) (e) (l)	0.00%	04/15/38	259,468
	Barings Loan Partners CLO Ltd.
250,000	Series 2025-LP-2A, Class CR, 3 Mo. CME Term SOFR + 1.65% (b) (e)	5.95%	01/20/34	250,374
	BCRED CLO LLC
250,000	Series 2023-1A, Class A, 3 Mo. CME Term SOFR + 2.30% (b) (e)	6.59%	01/20/36	252,339
	Boyce Park CLO Ltd.
375,000	Series 2022-1A, Class M2, IO (e)	0.00%	04/21/35	16,379
350,000	Series 2022-1A, Class SUB (e)	0.00%	04/21/35	234,300
	CIFC Funding Ltd.
300,000	Series 2022-2A, Class INCB (e)	0.00%	04/19/35	224,013
	CoreVest American Finance Trust
1,829,942	Series 2021-2, Class XA, IO (d) (e)	2.97%	07/15/54	71,963
	Credit-Based Asset Servicing and Securitization LLC
116,743	Series 2007-CB6, Class A1, 1 Mo. CME Term SOFR + CSA + 0.12% (b) (e)	4.55%	07/25/37	76,339
	Dryden 45 Senior Loan Fund
250,000	Series 2016-45A, Class CRR, 3 Mo. CME Term SOFR + 1.95% (b) (e)	6.25%	10/15/30	250,553
	Edgeconnex Data Centers Issuer LLC
286,750	Series 2022-1, Class A2 (e)	4.25%	03/25/52	275,649
	First Franklin Mortgage Loan Trust
565,000	Series 2006-FF7, Class 2A4, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	4.91%	05/25/36	477,916
	Flexential Issuer
300,000	Series 2021-1A, Class A2 (e)	3.25%	11/27/51	287,661
	GoldenTree Loan Management U.S. CLO Ltd.
350,000	Series 2024-20A, Class B, 3 Mo. CME Term SOFR + 1.80% (b) (e)	6.09%	07/20/37	352,583
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (g) (Continued)
	Golub Capital Partners CLO 42M-R
$175,000	Series 2019-42RA, Class A2R, 3 Mo. CME Term SOFR + 2.75% (b) (e)	7.05%	01/20/36	$177,059
	HSI Asset Securitization Corp. Trust
194,990	Series 2006-WMC1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.50% (b)	4.93%	07/25/36	85,859
	J.G. Wentworth LLC
400,372	Series 2017-2A, Class B (e)	5.09%	09/17/74	366,350
	Mastr Asset Backed Securities Trust
435,500	Series 2007-HE1, Class A4, 1 Mo. CME Term SOFR + CSA + 0.56% (b)	4.99%	05/25/37	364,737
	Merrill Lynch First Franklin Mortgage Loan Trust
301,695	Series 2007-1, Class A1, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	4.71%	04/25/37	132,436
247,683	Series 2007-3, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.26% (b)	4.69%	06/25/37	245,680
	Merrill Lynch Mortgage Investors Trust
1,051,957	Series 2006-HE6, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.30% (b)	4.46%	11/25/37	338,413
400,000	Series 2006-OPT1, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	4.91%	08/25/37	319,693
	Morgan Stanley Capital I, Inc., Trust
6,440	Series 2006-NC2, Class A2D, 1 Mo. CME Term SOFR + CSA + 0.58% (b)	5.01%	02/25/36	6,389
	Navient Student Loan Trust
320,000	Series 2015-3, Class B, 30 Day Average SOFR + CSA + 1.50% (b)	5.97%	10/25/58	311,357
295,000	Series 2019-3A, Class B, 30 Day Average SOFR + CSA + 1.55% (b) (e)	6.02%	07/25/68	296,332
	Nelnet Student Loan Trust
353,604	Series 2005-4, Class B, 90 Day Average SOFR + CSA + 0.28% (b)	5.30%	09/22/35	331,093
	Oakwood Mortgage Investors, Inc.
476,590	Series 1999-C, Class A2	7.48%	08/15/27	364,953
582,662	Series 2001-C, Class A2	5.92%	06/15/31	39,457
	Ownit Mortgage Loan Trust
565,183	Series 2006-6, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.32% (b)	4.75%	09/25/37	246,885
	Park Avenue Institutional Advisers CLO Ltd.
150,000	Series 2018-1A, Class A2R, 3 Mo. CME Term SOFR + CSA + 1.60% (b) (e)	6.15%	10/20/31	150,465
	PRET LLC
299,417	Series 2022-RN1, Class A1, steps up to 7.72% on 02/25/26 (e) (h)	6.72%	07/25/51	299,911
	PRPM LLC
263,748	Series 2021-11, Class A1, steps up to 6.49% on 11/25/25 (e) (h)	5.49%	11/25/26	264,207
	Sabey Data Center Issuer LLC
177,273	Series 2020-1, Class A2 (e)	3.81%	04/20/45	177,826
	Saxon Asset Securities Trust
44,469	Series 2005-1, Class M2, 1 Mo. CME Term SOFR + CSA + 0.72% (b)	1.76%	05/25/35	42,493
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (g) (Continued)
	Securitized Asset Backed Receivables LLC Trust
$27,791	Series 2006-NC2, Class A3, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	4.91%	03/25/36	$27,491
309,879	Series 2007-NC2, Class A2B, 1 Mo. CME Term SOFR + CSA + 0.28% (b)	4.71%	01/25/37	264,366
	SLM Student Loan Trust
65,000	Series 2008-4, Class B, 90 Day Average SOFR + CSA + 1.85% (b)	6.67%	04/25/73	69,456
65,000	Series 2008-5, Class B, 90 Day Average SOFR + CSA + 1.85% (b)	6.67%	07/25/73	69,760
	Soundview Home Loan Trust
164,014	Series 2007-OPT3, Class 1A1, 1 Mo. CME Term SOFR + CSA + 0.17% (b)	4.60%	08/25/37	141,024
	Specialty Underwriting & Residential Finance Trust
364,642	Series 2006-AB3, Class A2C, 1 Mo. CME Term SOFR + CSA + 0.48% (b)	4.91%	09/25/37	248,471
	Stratus CLO Ltd.
385,000	Series 2021-3A, Class SUB (e)	0.00%	12/29/29	578
	Textainer Marine Containers VII Ltd.
59,809	Series 2020-3A, Class A (e)	2.11%	09/20/45	56,124
	TIAA CLO IV Ltd.
250,000	Series 2018-1A, Class A2R, 3 Mo. CME Term SOFR + 1.75% (b) (e)	6.04%	01/20/32	250,578
	Vault DI Issuer LLC
265,000	Series 2021-1A, Class A2 (e)	2.80%	07/15/46	254,795
	VOYA CLO
175,000	Series 2017-2A, Class A2AR, 3 Mo. CME Term SOFR + CSA + 1.65% (b) (e)	6.21%	06/07/30	175,679
	Wachovia Student Loan Trust
372,571	Series 2006-1, Class B, 90 Day Average SOFR + CSA + 0.24% (b) (e)	5.06%	04/25/40	348,760
	Ziply Fiber Issuer LLC
150,000	Series 2024-1A, Class B (e)	7.81%	04/20/54	156,494
	Total Asset-Backed Securities			11,148,762
	(Cost $12,778,048)
U.S. GOVERNMENT BONDS AND NOTES — 5.1%
410,000	U.S. Treasury Bond	4.63%	02/15/55	420,250
795,040	U.S. Treasury Inflation Indexed Bond (m)	2.13%	01/15/35	816,882
1,350,000	U.S. Treasury Note	4.13%	02/28/27	1,353,612
177,000	U.S. Treasury Note	4.25%	01/31/30	178,881
640,000	U.S. Treasury Note	4.00%	02/28/30	639,925
465,000	U.S. Treasury Note	4.63%	02/15/35	481,094
	Total U.S. Government Bonds and Notes			3,890,644
	(Cost $3,826,662)
U.S. TREASURY BILLS — 4.1%
1,235,000	U.S. Treasury Bill	(a)	04/22/25	1,227,749
465,000	U.S. Treasury Bill	(a)	04/24/25	462,166
470,000	U.S. Treasury Bill	(a)	05/15/25	466,004
1,010,000	U.S. Treasury Bill	(a)	07/24/25	993,313
	Total U.S. Treasury Bills			3,149,232
	(Cost $3,148,459)
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 2.0%
1,559,954	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (n)	$1,559,954
	(Cost $1,559,954)

	Total Investments — 118.7%	90,757,458
	(Cost $95,167,970)
	Net Other Assets and Liabilities — (18.7)%	(14,311,192)
	Net Assets — 100.0%	$76,446,266
Forward Foreign Currency Contracts at February 28, 2025 (See Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 2/28/2025	Sale Value as of 2/28/2025	Unrealized Appreciation (Depreciation)
04/11/2025	GSIL	USD	879,664	EUR	848,000	$879,664	$881,648	$(1,984)
04/11/2025	Citi	USD	957,964	GBP	789,000	957,964	992,375	(34,411)
Net Unrealized Appreciation (Depreciation)								$(36,395)
Futures Contracts at February 28, 2025 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	91	Jun-2025	$18,834,156	$73,764
U.S. 5-Year Treasury Notes	12	Jun-2025	1,295,250	12,168
Ultra 10-Year U.S. Treasury Notes	11	Jun-2025	1,256,750	26,706
Ultra U.S. Treasury Bond Futures	2	Jun-2025	248,250	8,793
		Total	$21,634,406	$121,431

(a)	Zero coupon security.
(b)	Floating or variable rate security.
(c)	Inverse floating rate security.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2025, securities noted as such amounted to $17,968,273 or
23.5% of net assets.

(f)	All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2J - Mortgage Dollar Rolls in the Notes to Financial Statements).
(g)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(h)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2L - Restricted Securities in the Notes to Financial Statements).

(k)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
February 28, 2025, securities noted as such are valued at $31 or 0.0% of net assets.

See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
(l)	When-issued security. The interest rate shown reflects the rate in effect at February 28, 2025. Interest will begin accruing on the security’s first settlement date.
(m)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(n)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
Citi	– Citibank N.A.
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GSIL	– Goldman Sachs International, London
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
TBA	– To-Be-Announced Security
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$51,598,827	$—	$51,598,827	$—
Mortgage-Backed Securities	19,410,039	—	19,410,039	—
Asset-Backed Securities	11,148,762	—	11,148,762	—
U.S. Government Bonds and Notes	3,890,644	—	3,890,644	—
U.S. Treasury Bills	3,149,232	—	3,149,232	—
Money Market Funds	1,559,954	1,559,954	—	—
Total Investments	90,757,458	1,559,954	89,197,504	—
Futures Contracts*	121,431	121,431	—	—
Total	$90,878,889	$1,681,385	$89,197,504	$—

LIABILITIES TABLE
	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$(36,395)	$—	$(36,395)	$—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments
February 28, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) — 70.7%
	Angola — 1.9%
$400,000	Angolan Government International Bond (b)	8.00%	11/26/29	$365,500
290,000	Angolan Government International Bond, Series REGS (b)	8.75%	04/14/32	259,733
200,000	Angolan Government International Bond (b)	9.13%	11/26/49	161,500
				786,733
	Argentina — 1.9%
333,860	Argentine Republic Government International Bond, steps up to 1.75% on 07/09/27 (c)	0.75%	07/09/30	243,878
347,144	Argentine Republic Government International Bond, steps up to 4.75% on 07/09/27 (c)	4.13%	07/09/35	220,436
178,484	Argentine Republic Government International Bond	5.00%	01/09/38	119,790
296,727	Provincia de Buenos Aires/Government Bonds (b)	6.63%	09/01/37	196,953
				781,057
	Bahrain — 2.1%
400,000	Bahrain Government International Bond (b)	6.75%	09/20/29	409,020
245,000	Bahrain Government International Bond (b)	5.63%	05/18/34	227,582
225,000	Bahrain Government International Bond (d)	7.50%	02/12/36	236,996
				873,598
	Brazil — 4.0%
200,000	Brazilian Government International Bond	3.75%	09/12/31	177,179
200,000	Brazilian Government International Bond	6.13%	01/22/32	199,529
360,000	Brazilian Government International Bond	6.00%	10/20/33	349,769
200,000	Brazilian Government International Bond	6.13%	03/15/34	194,279
200,000	Brazilian Government International Bond	6.63%	03/15/35	198,600
200,000	Brazilian Government International Bond	5.00%	01/27/45	153,490
400,000	Brazilian Government International Bond	7.13%	05/13/54	387,520
				1,660,366
	Chile — 0.8%
240,000	Chile Government International Bond	3.86%	06/21/47	185,716
200,000	Chile Government International Bond	3.25%	09/21/71	122,512
				308,228
	Colombia — 2.3%
200,000	Colombia Government International Bond	7.50%	02/02/34	201,062
455,000	Colombia Government International Bond	7.75%	11/07/36	452,319
275,000	Colombia Government International Bond	8.75%	11/14/53	284,461
				937,842
	Costa Rica — 1.4%
200,000	Costa Rica Government International Bond (d)	6.55%	04/03/34	206,914
350,000	Costa Rica Government International Bond (d)	7.30%	11/13/54	368,866
				575,780
	Dominican Republic — 2.4%
325,000	Dominican Republic International Bond (d)	4.50%	01/30/30	304,171
200,000	Dominican Republic International Bond (d)	4.88%	09/23/32	183,302
160,000	Dominican Republic International Bond (d)	6.95%	03/15/37	164,640
150,000	Dominican Republic International Bond (b)	6.85%	01/27/45	151,651
210,000	Dominican Republic International Bond (b)	6.40%	06/05/49	200,838
				1,004,602
	Ecuador — 1.0%
122,000	Ecuador Government International Bond (b)	(e)	07/31/30	64,831
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ecuador (Continued)
$73,926	Ecuador Government International Bond (b)	6.90%	07/31/30	$49,110
317,555	Ecuador Government International Bond, steps up to 6.90% on 07/31/25 (c) (d)	5.50%	07/31/35	172,306
92,678	Ecuador Government International Bond, steps up to 6.90% on 07/31/25 (b) (c)	5.50%	07/31/35	50,287
188,482	Ecuador Government International Bond, steps up to 5.50% on 07/31/26 (b) (c)	5.00%	07/31/40	93,102
				429,636
	Egypt — 4.0%
300,000	Egypt Government International Bond (b)	7.60%	03/01/29	292,211
200,000	Egypt Government International Bond (d)	7.05%	01/15/32	173,860
400,000	Egypt Government International Bond (b)	7.63%	05/29/32	355,146
616,000	Egypt Government International Bond (b)	7.30%	09/30/33	527,825
400,000	Egypt Government International Bond (b)	8.50%	01/31/47	318,722
				1,667,764
	El Salvador — 0.8%
35,000	El Salvador Government International Bond (b)	7.65%	06/15/35	33,765
150,000	El Salvador Government International Bond (b)	7.12%	01/20/50	127,473
150,000	El Salvador Government International Bond (b)	9.50%	07/15/52	157,996
				319,234
	Gabon — 1.4%
700,000	Gabon Government International Bond (b)	6.63%	02/06/31	565,941
	Ghana — 0.8%
20,400	Ghana Government International Bond (d)	(e)	07/03/26	19,106
113,896	Ghana Government International Bond, steps up to 6.00% on 07/03/28 (c) (d)	5.00%	07/03/29	101,498
42,153	Ghana Government International Bond (d)	(e)	01/03/30	33,071
227,951	Ghana Government International Bond, steps up to 6.00% on 07/03/28 (c) (d)	5.00%	07/03/35	169,587
				323,262
	Guatemala — 1.9%
200,000	Guatemala Government Bond (d)	6.05%	08/06/31	199,806
200,000	Guatemala Government Bond (b)	5.38%	04/24/32	192,270
200,000	Guatemala Government Bond (d)	3.70%	10/07/33	167,110
200,000	Guatemala Government Bond (d)	6.55%	02/06/37	201,331
				760,517
	Honduras — 0.4%
150,000	Honduras Government International Bond (d)	8.63%	11/27/34	148,013
	Hungary — 2.0%
400,000	Hungary Government International Bond (b)	5.50%	03/26/36	391,323
200,000	Hungary Government International Bond (d)	6.75%	09/25/52	214,547
200,000	Magyar Export-Import Bank Zrt (d)	6.13%	12/04/27	204,174
				810,044
	Indonesia — 3.1%
225,000	Indonesia Government International Bond	4.40%	03/10/29	222,408
200,000	Indonesia Government International Bond	2.85%	02/14/30	182,910
400,000	Indonesia Government International Bond	4.70%	02/10/34	387,578
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Indonesia (Continued)
$200,000	Indonesia Government International Bond	5.65%	01/11/53	$202,268
300,000	Indonesia Government International Bond	5.15%	09/10/54	283,889
				1,279,053
	Israel — 2.1%
200,000	Israel Government International Bond, Series 5Y	5.38%	03/12/29	201,988
460,000	Israel Government International Bond, Series 10Y	5.50%	03/12/34	464,103
200,000	Israel Government International Bond, Series 30Y	5.75%	03/12/54	188,685
				854,776
	Jordan — 0.9%
200,000	Jordan Government International Bond (b)	7.50%	01/13/29	201,837
200,000	Jordan Government International Bond (b)	7.38%	10/10/47	178,676
				380,513
	Lebanon — 0.9%
1,969,000	Lebanon Government International Bond (b) (f)	8.25%	04/12/21	374,558
	Mexico — 2.8%
200,000	Mexico Government International Bond	4.75%	04/27/32	186,786
450,000	Mexico Government International Bond	6.35%	02/09/35	453,821
200,000	Mexico Government International Bond	6.88%	05/13/37	206,210
350,000	Mexico Government International Bond	6.34%	05/04/53	324,769
				1,171,586
	Morocco — 0.5%
200,000	Morocco Government International Bond (d)	5.95%	03/08/28	203,393
	Mozambique — 0.4%
200,000	Mozambique International Bond (b)	9.00%	09/15/31	162,776
	Nigeria — 0.9%
370,000	Nigeria Government International Bond (b)	8.38%	03/24/29	369,507
	Oman — 2.5%
200,000	Oman Government International Bond (b)	6.00%	08/01/29	205,339
593,000	Oman Government International Bond (b)	6.25%	01/25/31	619,289
200,000	Oman Government International Bond (b)	6.50%	03/08/47	205,216
				1,029,844
	Pakistan — 1.0%
200,000	Pakistan Government International Bond (b)	7.38%	04/08/31	175,100
270,000	Pakistan Government International Bond (b)	8.88%	04/08/51	221,233
				396,333
	Panama — 1.9%
200,000	Panama Government International Bond	7.50%	03/01/31	207,327
283,000	Panama Government International Bond	2.25%	09/29/32	206,980
250,000	Panama Government International Bond	4.50%	04/16/50	163,678
200,000	Panama Government International Bond	7.88%	03/01/57	200,246
				778,231
	Peru — 1.0%
224,000	Peruvian Government International Bond	2.78%	01/23/31	195,878
134,000	Peruvian Government International Bond	5.38%	02/08/35	131,858
81,000	Peruvian Government International Bond	6.55%	03/14/37	86,645
				414,381
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Philippines — 1.5%
$240,000	Philippine Government International Bond	4.75%	03/05/35	$231,915
400,000	Philippine Government International Bond	5.50%	01/17/48	399,314
				631,229
	Poland — 0.7%
122,000	Republic of Poland Government International Bond	4.63%	03/18/29	121,826
176,000	Republic of Poland Government International Bond	4.88%	10/04/33	172,970
				294,796
	Romania — 2.4%
290,000	Romanian Government International Bond (d)	5.88%	01/30/29	289,426
220,000	Romanian Government International Bond (d)	7.13%	01/17/33	226,157
238,000	Romanian Government International Bond (d)	6.38%	01/30/34	231,458
238,000	Romanian Government International Bond (d)	7.63%	01/17/53	243,474
				990,515
	Saudi Arabia — 4.4%
200,000	Saudi Government International Bond, Series REGS (b)	3.25%	10/22/30	183,922
100,000	Saudi Government International Bond (EUR) (d) (g)	3.38%	03/05/32	103,883
715,000	Saudi Government International Bond (b)	5.00%	01/16/34	708,779
130,000	Saudi Government International Bond (EUR) (d) (g)	3.75%	03/05/37	133,673
700,000	Saudi Government International Bond (d)	5.75%	01/16/54	682,867
				1,813,124
	Senegal — 3.6%
841,000	Senegal Government International Bond, Series 7Y (b)	7.75%	06/10/31	736,388
610,000	Senegal Government International Bond (b)	6.25%	05/23/33	477,673
400,000	Senegal Government International Bond (b)	6.75%	03/13/48	268,879
				1,482,940
	South Africa — 2.7%
200,000	Republic of South Africa Government International Bond	4.85%	09/30/29	189,042
400,000	Republic of South Africa Government International Bond	5.88%	06/22/30	390,014
200,000	Republic of South Africa Government International Bond	5.88%	04/20/32	190,329
450,000	Republic of South Africa Government International Bond	5.65%	09/27/47	343,552
				1,112,937
	Sri Lanka — 1.4%
336,851	Sri Lanka Government International Bond, steps up to 3.35% on 07/15/27 (c) (d)	3.10%	01/15/30	302,762
133,089	Sri Lanka Government International Bond, steps up to 3.60% on 09/15/27 (c) (d)	3.35%	03/15/33	107,802
89,866	Sri Lanka Government International Bond, steps up to 5.10% on 12/15/27 (c) (d)	3.60%	06/15/35	62,906
62,369	Sri Lanka Government International Bond, steps up to 3.85% on 11/15/27 (c) (d)	3.60%	05/15/36	50,987
63,270	Sri Lanka Government International Bond, steps up to 3.85% on 08/15/27 (c) (d)	3.60%	02/15/38	52,356
				576,813
	Turkey — 3.1%
400,000	Istanbul Metropolitan Municipality (d)	10.50%	12/06/28	434,675
200,000	Turkiye Government International Bond	9.13%	07/13/30	222,624
400,000	Turkiye Government International Bond	7.13%	07/17/32	399,784
300,000	Turkiye Government International Bond, Series 30Y	5.75%	05/11/47	234,516
				1,291,599
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Ukraine — 1.5%
$135,000	Ukraine Government International Bond, steps up to 3.00% on 02/01/27 (b) (c)	(e)	02/01/30	$76,349
122,090	Ukraine Government International Bond, steps up to 3.00% on 02/01/27 (c) (d)	(e)	02/01/34	53,301
54,435	Ukraine Government International Bond, steps up to 4.50% on 08/01/25 (c) (d)	1.75%	02/01/34	32,385
251,406	Ukraine Government International Bond, steps up to 4.50% on 08/01/25 (c) (d)	1.75%	02/01/35	147,692
35,589	Ukraine Government International Bond, steps up to 3.00% on 02/01/27 (c) (d)	(e)	02/01/36	23,471
164,392	Ukraine Government International Bond, steps up to 4.50% on 08/01/25 (c) (d)	1.75%	02/01/36	95,135
243,000	Ukraine Government International Bond (b) (h)		08/01/41	202,298
				630,631
	Uruguay — 1.2%
210,000	Oriental Republic of Uruguay	5.25%	09/10/60	195,012
225,000	Uruguay Government International Bond	5.44%	02/14/37	227,475
73,000	Uruguay Government International Bond	5.10%	06/18/50	68,323
				490,810
	Uzbekistan — 0.4%
200,000	Republic of Uzbekistan International Bond (b)	3.90%	10/19/31	169,400
	Venezuela — 0.5%
98,600	Venezuela Government International Bond (b) (f)	7.75%	10/13/19	15,893
290,900	Venezuela Government International Bond (b) (f)	8.25%	10/13/24	50,049
40,000	Venezuela Government International Bond (b) (f)	11.75%	10/21/26	8,337
236,100	Venezuela Government International Bond (f)	9.25%	09/15/27	48,414
437,700	Venezuela Government International Bond (b) (f)	9.25%	05/07/28	81,044
77,200	Venezuela Government International Bond (b) (f)	11.95%	08/05/31	15,864
				219,601
	Zambia — 0.2%
52,761	Zambia Government International Bond, steps up to 7.50% on 06/30/31 (b) (c)	5.75%	06/30/33	47,030
82,000	Zambia Government International Bond (b)	0.50%	12/31/53	51,413
				98,443
	Total Foreign Sovereign Bonds and Notes			29,170,406
	(Cost $28,168,252)
FOREIGN CORPORATE BONDS AND NOTES (a) — 26.6%
	Banks — 4.6%
200,000	Akbank TAS (d) (i)	9.37%	(j)	207,265
200,000	Banco de Credito del Peru S.A. (d) (i)	5.80%	03/10/35	197,670
230,000	Bank Gospodarstwa Krajowego (d)	5.75%	07/09/34	234,986
200,000	Bank Gospodarstwa Krajowego (d)	6.25%	07/09/54	203,530
200,000	ForteBank JSC (d)	7.75%	02/04/30	199,090
200,000	Turkiye Vakiflar Bankasi TAO (d) (i)	10.12%	(j)	212,009
200,000	Turkiye Vakiflar Bankasi TAO (d) (i)	8.99%	10/05/34	209,472
200,000	Yapi ve Kredi Bankasi AS (d) (i)	9.74%	(j)	209,870
200,000	Yapi ve Kredi Bankasi AS (d) (i)	9.25%	01/17/34	211,220
				1,885,112
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Building Materials — 0.5%
$200,000	Limak Cimento Sanayi ve Ticaret AS (b)	9.75%	07/25/29	$203,863
	Chemicals — 0.5%
200,000	OCP S.A. (d)	7.50%	05/02/54	206,397
	Distribution/Wholesale — 0.5%
200,000	Telecommunications Telekom Srbija AD Belgrade (d)	7.00%	10/28/29	200,349
	Electric — 3.9%
200,000	AES Andes S.A. (d)	6.30%	03/15/29	203,815
200,000	AES Andes S.A. (d) (i)	8.15%	06/10/55	207,792
200,000	Comision Federal de Electricidad (d)	6.45%	01/24/35	192,102
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (d)	7.25%	01/31/41	199,618
200,000	Mazoon Assets Co. SAOC (d)	5.50%	02/14/29	200,144
200,000	MVM Energetika Zrt (b)	6.50%	03/13/31	205,583
200,000	Niagara Energy SAC (d)	5.75%	10/03/34	196,790
200,000	Termocandelaria Power S.A. (d)	7.75%	09/17/31	204,624
				1,610,468
	Engineering & Construction — 0.5%
200,000	TAV Havalimanlari Holding AS (b)	8.50%	12/07/28	207,602
	Food — 0.5%
200,000	Minerva Luxembourg S.A. (d)	8.88%	09/13/33	210,358
	Gas — 0.5%
215,000	China Oil & Gas Group Ltd. (b)	4.70%	06/30/26	205,341
	Iron/Steel — 1.0%
200,000	CSN Resources S.A. (b)	4.63%	06/10/31	155,082
253,248	Samarco Mineracao S.A., (9.00% PIK) (d) (k)	9.00%	06/30/31	250,730
				405,812
	Lodging — 0.5%
200,000	Fortune Star BVI Ltd. (b)	5.00%	05/18/26	195,132
	Mining — 3.3%
200,000	Antofagasta PLC (d)	6.25%	05/02/34	207,315
200,000	Aris Mining Corp. (d)	8.00%	10/31/29	200,450
290,000	Corp. Nacional del Cobre de Chile (b)	6.33%	01/13/35	299,987
200,000	Corp. Nacional del Cobre de Chile (b)	3.70%	01/30/50	139,124
200,000	Corp. Nacional del Cobre de Chile (b)	6.30%	09/08/53	201,333
300,000	Freeport Indonesia PT (d)	5.32%	04/14/32	299,480
				1,347,689
	Oil & Gas — 6.5%
200,000	Adnoc Murban Rsc Ltd. (d)	4.50%	09/11/34	192,208
235,000	Adnoc Murban Rsc Ltd. (d)	5.13%	09/11/54	218,175
110,000	Ecopetrol S.A.	7.75%	02/01/32	109,145
255,000	Ecopetrol S.A.	8.38%	01/19/36	253,299
217,000	Ecopetrol S.A.	5.88%	05/28/45	156,613
200,000	Geopark Ltd. (d)	8.75%	01/31/30	196,110
200,000	KazMunayGas National Co. JSC (b)	5.38%	04/24/30	197,955
200,000	KazMunayGas National Co. JSC (b)	5.75%	04/19/47	176,309
233,512	NAK Naftogaz Ukraine via Kondor Finance PLC (b) (k)	7.63%	11/08/28	196,803
196,338	Petroleos de Venezuela S.A. (b) (f)	9.00%	11/17/21	30,138
114,385	Petroleos de Venezuela S.A. (b) (f)	6.00%	05/16/24	16,700
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (a) (Continued)
	Oil & Gas (Continued)
$107,100	Petroleos de Venezuela S.A. (b) (f)	5.38%	04/12/27	$15,605
47,000	Petroleos Mexicanos	6.50%	03/13/27	46,159
33,275	Petroleos Mexicanos	8.75%	06/02/29	33,465
174,000	Petroleos Mexicanos	5.95%	01/28/31	148,190
217,000	Petroleos Mexicanos	6.70%	02/16/32	190,791
168,000	Petroleos Mexicanos	6.63%	06/15/35	135,146
70,000	Petroleos Mexicanos	6.38%	01/23/45	47,663
92,000	Petroleos Mexicanos	6.75%	09/21/47	63,855
88,000	Petroleos Mexicanos	7.69%	01/23/50	66,769
200,000	Saudi Arabian Oil Co. (d)	5.25%	07/17/34	201,192
				2,692,290
	Oil & Gas Services — 0.2%
99,118	Yinson Boronia Production B.V. (d)	8.95%	07/31/42	105,774
	Pipelines — 2.2%
290,000	Galaxy Pipeline Assets Bidco Ltd. (d)	2.63%	03/31/36	243,238
179,948	Galaxy Pipeline Assets Bidco Ltd. (d)	2.94%	09/30/40	146,802
490,000	Greensaif Pipelines Bidco Sarl (d)	6.13%	02/23/38	506,681
				896,721
	Real Estate — 0.5%
200,000	Port Of Spain Waterfront Development (d)	7.88%	02/19/40	198,550
	Telecommunications — 0.9%
200,000	C&W Senior Finance Ltd. (d)	9.00%	01/15/33	202,255
200,000	Sable International Finance Ltd. (d)	7.13%	10/15/32	196,251
				398,506
	Total Foreign Corporate Bonds and Notes			10,969,964
	(Cost $10,697,448)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
130,517	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (l)	130,517
	(Cost $130,517)

	Total Investments — 97.6%	40,270,887
	(Cost $38,996,217)
	Net Other Assets and Liabilities — 2.4%	969,513
	Net Assets — 100.0%	$41,240,400
Forward Foreign Currency Contracts at February 28, 2025 (See Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 2/28/2025	Sale Value as of 2/28/2025	Unrealized Appreciation (Depreciation)
04/02/2025	MSCS	USD	260,170	EUR	231,000	$260,170	$240,045	$20,125

(a)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
See Notes to Financial Statements

First Trust TCW Emerging Markets Debt ETF (EFIX)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust
Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At
February 28, 2025, securities noted as such amounted to $14,019,413 or 34.0% of net assets.

(e)	Zero coupon security.
(f)	This issuer is in default.
(g)	When-issued security. The interest rate shown reflects the rate in effect at February 28, 2025. Interest will begin accruing on the security’s first settlement date.
(h)	Floating or variable rate security.
(i)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at February 28, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(j)	Perpetual maturity.
(k)	The issuer will pay interest in cash and/or in PIK interest.
(l)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
MSCS	– Morgan Stanley Capital Services LLC
PIK	– Payment-in-kind
USD	– United States Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$29,170,406	$—	$29,170,406	$—
Foreign Corporate Bonds and Notes**	10,969,964	—	10,969,964	—
Money Market Funds	130,517	130,517	—	—
Total Investments	40,270,887	130,517	40,140,370	—
Forward Foreign Currency Contracts	20,125	—	20,125	—
Total	$40,291,012	$130,517	$40,160,495	$—

*	See Portfolio of Investments for country breakout.
**	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	First Trust TCW Opportunistic Fixed Income ETF (FIXD)	First Trust TCW Unconstrained Plus Bond ETF (UCON)	First Trust TCW Securitized Plus ETF (DEED)	First Trust TCW Emerging Markets Debt ETF (EFIX)
ASSETS:
Investments, at value	$4,839,050,006	$3,840,147,224	$90,757,458	$40,270,887
Swaptions contracts purchased, at value	1,132,616	—	—	—
Cash	18,240	2,921,936	234,038	49,320
Foreign currency, at value	13,131	371,613	518,678	—
Cash segregated as collateral	14,230,022	14,538,327	332,815	—
Unrealized appreciation on forward foreign currency contracts	47,538	51,807	—	20,125
Receivables:
Investment securities sold	223,523,942	143,169,588	1,443,538	615,300
Interest	20,679,449	15,690,572	326,581	650,853
Variation margin	2,787,433	—	40,828	—
Dividends	570,995	275,504	5,693	2,490
Reclaims	16,562	10,127	426	—
Unrealized appreciation on unfunded loan commitments	542	7,028	—	—
Total Assets	5,102,070,476	4,017,183,726	93,660,055	41,608,975

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts	1,298,341	1,247,632	36,395	—
Payables:
Investment securities purchased	758,219,597	526,217,144	17,134,226	338,632
Capital shares redeemed	17,620,915	—	—	—
Investment advisory fees	2,143,185	2,237,612	43,168	29,943
Variation margin	—	1,067,819	—	—
Other liabilities	—	29,498	—	—
Total Liabilities	779,282,038	530,799,705	17,213,789	368,575
NET ASSETS	$4,322,788,438	$3,486,384,021	$76,446,266	$41,240,400

NET ASSETS consist of:
Paid-in capital	$5,254,364,893	$3,526,419,345	$118,293,494	$41,765,150
Par value	981,500	1,402,500	36,000	25,000
Accumulated distributable earnings (loss)	(932,557,955)	(41,437,824)	(41,883,228)	(549,750)
NET ASSETS	$4,322,788,438	$3,486,384,021	$76,446,266	$41,240,400
NET ASSET VALUE, per share	$44.04	$24.86	$21.24	$16.50
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	98,150,002	140,250,002	3,600,002	2,500,002
Investments, at cost	$4,952,990,254	$3,847,405,574	$95,167,970	$38,996,217
Foreign currency, at cost (proceeds)	$24,757	$371,449	$514,765	$—
Premiums paid on swaptions contracts purchased	$1,891,918	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Six Months Ended February 28, 2025 (Unaudited)

	First Trust TCW Opportunistic Fixed Income ETF (FIXD)	First Trust TCW Unconstrained Plus Bond ETF (UCON)	First Trust TCW Securitized Plus ETF (DEED)	First Trust TCW Emerging Markets Debt ETF (EFIX)
INVESTMENT INCOME:
Interest	$115,076,761	$86,729,685	$2,052,776	$1,526,345
Dividends	5,896,225	3,584,181	59,129	21,451
Foreign withholding tax	—	(38,064)	(1,236)	—
Total investment income	120,972,986	90,275,802	2,110,669	1,547,796

EXPENSES:
Investment advisory fees	16,195,101	13,547,733	271,796	189,988
Total expenses	16,195,101	13,547,733	271,796	189,988
NET INVESTMENT INCOME (LOSS)	104,777,885	76,728,069	1,838,873	1,357,808

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(113,369,513)	(6,146,114)	(670,054)	788,661
Futures contracts	(19,710,194)	(1,800,476)	(426,858)	—
Forward foreign currency contracts	6,340,287	4,244,463	70,459	(3,682)
Swap contracts	2,641,809	317,482	—	—
Foreign currency transactions	(101,855)	(108,625)	(958)	(1,284)
Net realized gain (loss)	(124,199,466)	(3,493,270)	(1,027,411)	783,695
Net change in unrealized appreciation (depreciation) on:
Investments	14,850,450	7,635,002	236,561	(683,995)
Unfunded loan commitments	542	7,028	—	—
Purchased swaptions contracts	(759,302)	—	—	—
Futures contracts	11,879,436	(7,120,443)	149,737	—
Forward foreign currency contracts	95,016	(505,130)	(3,793)	22,524
Swap contracts	702,525	83,279	—	—
Foreign currency translation	(66,208)	(30,628)	5,918	449
Net change in unrealized appreciation (depreciation)	26,702,459	69,108	388,423	(661,022)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(97,497,007)	(3,424,162)	(638,988)	122,673
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,280,878	$73,303,907	$1,199,885	$1,480,481
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	First Trust TCW Opportunistic Fixed Income ETF (FIXD)		First Trust TCW Unconstrained Plus Bond ETF (UCON)
	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024
OPERATIONS:
Net investment income (loss)	$104,777,885	$208,773,327	$76,728,069	$105,972,593
Net realized gain (loss)	(124,199,466)	(795,302)	(3,493,270)	4,894,752
Net change in unrealized appreciation (depreciation)	26,702,459	143,388,827	69,108	59,513,443
Net increase (decrease) in net assets resulting from operations	7,280,878	351,366,852	73,303,907	170,380,788

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(104,743,502)	(215,231,004)	(77,490,502)	(108,036,752)
Return of capital	—	—	—	—
Total distributions to shareholders	(104,743,502)	(215,231,004)	(77,490,502)	(108,036,752)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	462,581,524	817,249,660	584,114,742	1,355,214,655
Cost of shares redeemed	(1,321,868,555)	(213,340,744)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(859,287,031)	603,908,916	584,114,742	1,355,214,655
Total increase (decrease) in net assets	(956,749,655)	740,044,764	579,928,147	1,417,558,691

NET ASSETS:
Beginning of period	5,279,538,093	4,539,493,329	2,906,455,874	1,488,897,183
End of period	$4,322,788,438	$5,279,538,093	$3,486,384,021	$2,906,455,874

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	118,200,002	104,550,002	116,750,002	61,550,002
Shares sold	10,350,000	18,650,000	23,500,000	55,200,000
Shares redeemed	(30,400,000)	(5,000,000)	—	—
Shares outstanding, end of period	98,150,002	118,200,002	140,250,002	116,750,002
See Notes to Financial Statements

First Trust TCW Securitized Plus ETF (DEED)		First Trust TCW Emerging Markets Debt ETF (EFIX)
Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024	Six Months Ended 2/28/2025 (Unaudited)	Year Ended 8/31/2024

$1,838,873	$4,332,260	$1,357,808	$2,376,947
(1,027,411)	(4,122,084)	783,695	446,357
388,423	5,374,552	(661,022)	2,214,407
1,199,885	5,584,728	1,480,481	5,037,711

(1,815,001)	(3,552,285)	(1,293,801)	(2,368,547)
—	(414,467)	—	(22,005)
(1,815,001)	(3,966,752)	(1,293,801)	(2,390,552)

7,372,444	15,499,391	1,654,817	7,892,961
(3,130,202)	(22,595,957)	(2,505,857)	—
4,242,242	(7,096,566)	(851,040)	7,892,961
3,627,126	(5,478,590)	(664,360)	10,540,120

72,819,140	78,297,730	41,904,760	31,364,640
$76,446,266	$72,819,140	$41,240,400	$41,904,760

3,400,002	3,750,002	2,550,002	2,050,002
350,000	750,000	100,000	500,000
(150,000)	(1,100,000)	(150,000)	—
3,600,002	3,400,002	2,500,002	2,550,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
First Trust TCW Opportunistic Fixed Income ETF (FIXD)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.67	$43.42	$46.17	$53.98	$55.16	$52.97
Income from investment operations:
Net investment income (loss)	0.90 (a)	1.85 (a)	1.64 (a)	0.88	0.76	1.06
Net realized and unrealized gain (loss)	(0.62)	1.31	(2.64)	(7.76)	(0.34)	2.85
Total from investment operations	0.28	3.16	(1.00)	(6.88)	0.42	3.91
Distributions paid to shareholders from:
Net investment income	(0.91)	(1.91)	(1.75)	(0.93)	(0.81)	(1.12)
Net realized gain	—	—	—	—	(0.75)	(0.60)
Return of capital	—	—	—	—	(0.04)	—
Total distributions	(0.91)	(1.91)	(1.75)	(0.93)	(1.60)	(1.72)
Net asset value, end of period	$44.04	$44.67	$43.42	$46.17	$53.98	$55.16
Total return (b)	0.63%	7.55%	(2.15)%	(12.84)%	0.77%	7.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$4,322,788	$5,279,538	$4,539,493	$3,548,443	$5,297,667	$3,640,505
Ratio of total expenses to average net assets	0.64% (c) (d)	0.64%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.64% (c) (d)	0.64%	0.62%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	4.15% (c) (d)	4.29%	3.72%	1.74%	1.34%	1.61%
Portfolio turnover rate (e)	214%	511% (f)	456% (f)	445% (f)	497% (f)	431% (f)

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)	Annualized.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)
The portfolio turnover rate not including mortgage dollar rolls was 345%, 290%, 271%, 282% and 270% for the years ending August 31, 2024,
August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust TCW Unconstrained Plus Bond ETF (UCON)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$24.89	$24.19	$24.57	$26.56	$26.19	$25.79
Income from investment operations:
Net investment income (loss)	0.59 (a)	1.24 (a)	1.11 (a)	0.55	0.53	0.75
Net realized and unrealized gain (loss)	(0.03)	0.72	(0.35)	(2.01)	0.52	0.50
Total from investment operations	0.56	1.96	0.76	(1.46)	1.05	1.25
Distributions paid to shareholders from:
Net investment income	(0.59)	(1.26)	(1.14)	(0.52)	(0.51)	(0.85)
Net realized gain	—	—	—	(0.01)	(0.17)	—
Total distributions	(0.59)	(1.26)	(1.14)	(0.53)	(0.68)	(0.85)
Net asset value, end of period	$24.86	$24.89	$24.19	$24.57	$26.56	$26.19
Total return (b)	2.28%	8.35%	3.18%	(5.55)%	4.04%	4.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,486,384	$2,906,456	$1,488,897	$1,268,815	$608,317	$204,295
Ratio of total expenses to average net assets	0.85% (c) (d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net expenses to average net assets	0.85% (c) (d)	0.85%	0.82%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets	4.79% (c) (d)	5.11%	4.60%	2.35%	1.90%	2.88%
Portfolio turnover rate (e)	128%	314% (f)	257% (f)	208% (f)	190% (f)	111% (f)

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)	Annualized.
(d)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)
The portfolio turnover rate not including mortgage dollar rolls was 138%, 33%, 43%, 40%, and 67% for the years ending August 31, 2024,
August 31, 2023, August 31, 2022, August 31, 2021, and August 31, 2020, respectively.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust TCW Securitized Plus ETF (DEED)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,				Period Ended 8/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$21.42	$20.88	$22.76	$26.01	$25.88	$25.00
Income from investment operations:
Net investment income (loss)	0.53 (b)	1.32 (b)	1.16 (b)	0.49	0.28	0.08
Net realized and unrealized gain (loss)	(0.19)	0.44	(1.98)	(3.28)	0.47	0.87
Total from investment operations	0.34	1.76	(0.82)	(2.79)	0.75	0.95
Distributions paid to shareholders from:
Net investment income	(0.52)	(1.09)	(0.89)	(0.39)	(0.29)	(0.07)
Net realized gain	—	—	—	(0.07)	(0.33)	—
Return of capital	—	(0.13)	(0.17)	—	—	—
Total distributions	(0.52)	(1.22)	(1.06)	(0.46)	(0.62)	(0.07)
Net asset value, end of period	$21.24	$21.42	$20.88	$22.76	$26.01	$25.88
Total return (c)	1.63%	8.83%	(3.62)%	(10.87)%	2.93%	3.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,446	$72,819	$78,298	$185,507	$227,544	$25,877
Ratio of total expenses to average net assets	0.75% (d) (e)	0.75%	0.75%	0.75%	0.75%	0.75% (d)
Ratio of net expenses to average net assets	0.75% (d) (e)	0.75%	0.71%	0.65%	0.65%	0.65% (d)
Ratio of net investment income (loss) to average net assets	5.07% (d) (e)	6.42%	5.35%	1.90%	0.98%	0.94% (d)
Portfolio turnover rate (f)	69%	408% (g)	405% (g)	678% (g)	678% (g)	186% (g)

(a)	Inception date is April 29, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(g)
The portfolio turnover rate not including mortgage dollar rolls was 130%, 93%, 272%, 299% and 21% for the periods ending August 31, 2024,
August 31, 2023, August 31, 2022, August 31, 2021 and August 31, 2020, respectively.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust TCW Emerging Markets Debt ETF (EFIX)

	Six Months Ended 2/28/2025 (Unaudited)	Year Ended August 31,			Period Ended 8/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$16.43	$15.30	$15.56	$19.95	$20.00
Income from investment operations:
Net investment income (loss)	0.55 (b)	1.03 (b)	0.99 (b)	0.70	0.40
Net realized and unrealized gain (loss)	0.05	1.13	(0.29)	(4.33)	(0.02)
Total from investment operations	0.60	2.16	0.70	(3.63)	0.38
Distributions paid to shareholders from:
Net investment income	(0.53)	(1.02)	(0.96)	(0.76)	(0.43)
Return of capital	—	(0.01)	—	—	—
Total distributions	(0.53)	(1.03)	(0.96)	(0.76)	(0.43)
Net asset value, end of period	$16.50	$16.43	$15.30	$15.56	$19.95
Total return (c)	3.69%	14.63%	4.67%	(18.52)%	1.93%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,240	$41,905	$31,365	$7,782	$19,950
Ratio of total expenses to average net assets	0.95% (d)	0.95%	0.95%	0.95%	0.95% (d)
Ratio of net expenses to average net assets	0.95% (d)	0.95%	0.92%	0.85%	0.85% (d)
Ratio of net investment income (loss) to average net assets	6.79% (d)	6.56%	6.53%	4.00%	3.75% (d)
Portfolio turnover rate (e)	55%	98%	151%	125%	100%

(a)	Inception date is February 17, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the four funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust, listed below:

First Trust TCW Opportunistic Fixed Income ETF – (Nasdaq, Inc. (“Nasdaq”) ticker “FIXD”)
First Trust TCW Unconstrained Plus Bond ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “UCON”)
First Trust TCW Securitized Plus ETF – (NYSE Arca ticker “DEED”)
First Trust TCW Emerging Markets Debt ETF – (NYSE Arca ticker “EFIX”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. FIXD’s, UCON’s, and DEED’s investment objective is to seek to maximize long-term total return. EFIX’s investment objective is to seek to provide high total return from current income and capital appreciation. Each of FIXD and UCON seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities. DEED seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in securitized debt securities. EFIX seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in debt securities issued or guaranteed by companies, financial institutions and government entities located in emerging market countries.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities, capital preferred securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Options on swaps (“swaptions”) are valued by a third-party pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Shares of open-end funds are valued based on NAV per share.
Senior Floating-Rate Loan Interests (“Senior Loans”)(1) are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.
Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Swaps are fair valued utilizing quotations provided by a third-party pricing service or, if the third-party pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

(1)
The terms “security” and “securities” used throughout the Notes to Financial Statements include Senior Loans.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the borrower/issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of a security;
 6)
the financial statements of the borrower/issuer or the financial condition of the country of issue;
 7)
the credit quality and cash flow of the borrower/issuer, or country of issue, based on the Pricing Committee’s, TCW Investment Management Company LLC’s (“TCW” or the “Sub-Advisor”) or portfolio manager’s analysis, as applicable, or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities of the borrower/issuer, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security;
12)
the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management (for corporate debt only);
13)
the economic, political and social prospects/developments of the country of issue and the assessment of the country’s government leaders/officials (for sovereign debt only);
14)
the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only);
15)
the borrower’s/issuer’s competitive position within the industry;
16)
the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
17)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of February 28, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
As of October 1, 2024, the United Kingdom’s Financial Conduct Authority ceased all London Interbank Offered Rates (“LIBOR”) publications. Transitioning to the Secured Overnight Financing Rate (“SOFR”), or any alternative reference rate, may affect the value, liquidity or return on certain investments previously based on LIBOR.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2025, FIXD, UCON, DEED, and EFIX held $8,010,000, $20,960,557, $779,838 and $237,556 respectively, of when-issued or delayed-delivery securities. At February 28, 2025, FIXD, UCON, and DEED held $540,087,995, $367,933,680 and $12,930,121, respectively, of forward purchase commitments.
C. Futures Contracts
Each Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between a Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, a Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contracts, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
If market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
D. Forward Foreign Currency Contracts
Each Fund is subject to foreign currency risk in the normal course of pursuing its investment objective. Forward foreign currency contracts are agreements between two parties (“Counterparties”) to exchange one currency for another at a future date and at a specified price. Each Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund’s foreign currency exposure. These contracts are valued daily, and a Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in “Unrealized appreciation on forward foreign currency contracts” and “Unrealized depreciation on forward foreign currency contracts” on the Statements of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund’s basis in the contract. This realized gain or loss is included in “Net realized gain (loss) on forward foreign currency contracts” on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, a Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Fund’s Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund’s intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
E. Swap Agreements
Each Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed upon prices, rates, credit event, etc. Payment received or made by the Fund for swaps, if any, are recorded on the Statements of Operations as “Net realized gain (loss) on swap contracts.” When a swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts, if any, is the premium received or paid. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by a Counterparty, the Fund will seek withdrawal of the collateral and may incur certain costs exercising its rights with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by changes in the specific interest rate, credit event, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The notional amount represents the U.S. dollar value of the contract as of the day of the opening transaction or contract reset. When the Fund enters into a swap agreement, any premium paid is included in “Swap contracts, at value” on the Statements of Assets and Liabilities.
FIXD and UCON held interest rate swap agreements during the period, but had no open positions at February 28, 2025. An interest rate swap agreement involves the Fund’s agreement to exchange a stream of interest payments for another party’s stream of cash flows. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. The Fund’s maximum interest rate risk to meet its future payments under swap agreements is equal to the total notional amount as shown on the Portfolio of Investments.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
A Fund may enter into credit default swap contracts for investment purposes or to manage credit risk. A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. Swap agreements may be privately negotiated in the over-the-counter market as a bilateral contract or centrally cleared.
A CDS can mitigate risks in bond investing by transferring a given risk from one party to another without transferring the underlying bond or other credit asset. In a credit default swap agreement, one party “sells” risk and the counterparty “buys” that risk. The “seller” of credit risk, who also tends to own the underlying credit asset, pays a periodic fee to the risk “buyer.” In return, the risk “buyer” agrees to pay the “seller” a set amount if there is a default, or a credit event.
A CDS is marked to market daily based upon quotations from brokers, market makers or an independent pricing service and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a CDS sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the reference debt obligation purchased/received.
F. Options and Swaptions
FIXD may invest in option contracts to adjust its exposure to interest rate risk. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the Fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the Fund loses an amount equal to the market value of the option written less the premium received.
FIXD held swaptions at February 28, 2025. An option on swaps (swaptions) is transacted over-the-counter (“OTC”) and not on an exchange. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. Each Fund’s maximum equity price risk for purchased options is limited to the premium initially paid.
FIXD may purchase or write (sell) put and call options on futures contracts and enter into closing transactions with respect to such options to terminate an existing position. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a futures contract may be closed out by an offsetting purchase or sale of a futures option of the same series. Options are marked-to-market daily and their value is affected by changes in the value of the underlying security, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying securities, and the remaining time to the option’s expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or the trading volume diminishes.
When a Fund purchases a call or put option, the premium paid represents the cost of the call or put option, which is included in “Options contracts purchased, at value” on the Statements of Assets and Liabilities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options contracts written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
When a Fund purchases a call or put swaption, the premium paid represents the cost of the call or put swaption, which is included in “Swaptions contracts purchased, at value” on the Statements of Assets and Liabilities and is subsequently adjusted daily to the current market value of the option purchased. Fluctuations in the value of the swaptions are recorded in the Statements of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized. If a Fund elects to allow a put swaption to expire, then the interest rate risk for purchased swaptions is limited to the premium initially paid. Any gain or loss on swaptions is included in “Purchased/Written swaptions contracts” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
G. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
The Funds do not have the right to offset financial assets and financial liabilities related to options and swaptions contracts, forward foreign currency contracts, futures contracts or swap contracts on the Statements of Assets and Liabilities.
H. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities is included in “Net realized gain (loss) on investments” on the Statements of Operations.
I. Interest-Only Securities
An interest-only security (“IO Security”) is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on each Fund’s Portfolio of Investments.
J. Mortgage Dollar Rolls
Each Fund may invest, without limitation, in mortgage dollar rolls. The Funds intend to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Funds’ Sub-Advisor. In a mortgage dollar roll, a Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in a Fund.
K. Unfunded Loan Commitments
Each Fund may enter into certain credit agreements, all or a portion of which may be unfunded. Each Fund is obligated to fund these loan commitments at the borrower’s discretion. Unfunded loan commitments are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. Unfunded loan commitments are categorized as Level 2 within the fair value hierarchy. In connection with these commitments, each Fund earns a commitment fee typically set as a percentage of the commitment amount. The commitment fees are included in “Interest” on the Statements of Operations. As of February 28, 2025, FIXD and UCON had the following unfunded loan commitments:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
FIXD
AmSpec Parent LLC, Term Loan	$42,457	$42,722	$42,484	$(238)
Kelso Industries LLC, Term Loan	156,100	156,100	156,880	780
		$198,822	$199,364	$542
UCON
American Rock Salt Co., LLC, Term Loan	393,935	393,935	398,859	4,924
AmSpec Parent LLC, Term Loan	75,893	76,367	75,941	(426)
DG Investment Intermediate Holdings 2, Inc., Term Loan	168,681	168,268	169,770	1,502
Kelso Industries LLC, Term Loan	205,656	205,656	206,684	1,028
		$844,226	$851,254	$7,028
L. Restricted Securities
DEED invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2025, DEED held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
DEED
GS Mortgage Securities Trust, Series 2011-GC5, Class XA, IO, 0.00%, 08/10/44	05/19/20	$1,094,821	$0.06	$0	$707	0.00%*
SMRT, Series 2022-MINI, Class XCP, IO, 0.00%, 01/15/39	01/24/22	105,000,000	0.00 **	0	110	0.00 *
				$0	$817	0.00%*

*	Amount is less than 0.01%.
**	Amount is less than $0.01.
M. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended August 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust TCW Opportunistic Fixed Income ETF	$215,231,004	$—	$—
First Trust TCW Unconstrained Plus Bond ETF	108,036,752	—	—
First Trust TCW Securitized Plus ETF	3,552,285	—	414,467
First Trust TCW Emerging Markets Debt ETF	2,368,547	—	22,005
As of August 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust TCW Opportunistic Fixed Income ETF	$(169,335)	$(697,381,991)	$(137,544,005)
First Trust TCW Unconstrained Plus Bond ETF	(174,754)	(25,703,047)	(11,373,428)
First Trust TCW Securitized Plus ETF	—	(38,795,317)	(2,472,795)
First Trust TCW Emerging Markets Debt ETF	(74,371)	(2,556,915)	1,894,856
N. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of February 28, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust TCW Opportunistic Fixed Income ETF	$697,381,991
First Trust TCW Unconstrained Plus Bond ETF	25,703,047
First Trust TCW Securitized Plus ETF	38,795,317
First Trust TCW Emerging Markets Debt ETF	2,556,915
During the taxable year ended August 31, 2024, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust TCW Unconstrained Plus Bond ETF	$3,055,056

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
Capital Loss Utilized
First Trust TCW Emerging Markets Debt ETF	$432,453
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended August 31, 2024, the following Funds incurred and elected to defer net late year ordinary or capital losses as follows:

	Qualified Late Year Losses
	Ordinary Losses	Capital Losses
First Trust TCW Opportunistic Fixed Income ETF	$169,335	$—
First Trust TCW Unconstrained Plus Bond ETF	174,754	—
First Trust TCW Emerging Markets Debt ETF	2,254	—

As of February 28, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust TCW Opportunistic Fixed Income ETF	$4,954,882,172	$85,337,071	$(191,477,010)	$(106,139,939)
First Trust TCW Unconstrained Plus Bond ETF	3,847,405,574	61,851,941	(76,001,097)	(14,149,156)
First Trust TCW Securitized Plus ETF	95,167,970	1,321,300	(5,646,776)	(4,325,476)
First Trust TCW Emerging Markets Debt ETF	38,996,217	1,745,535	(450,740)	1,294,795
O. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
P. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
TCW serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and TCW, First Trust will supervise TCW and its management of the investment of each Fund’s assets and will pay TCW for its services as the Funds’ sub-advisor. TCW receives a sub-advisory fee equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee (which is based on

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
the Advisor’s management fee) paid to TCW will be reduced to reflect the reduction in the Advisor’s management fee. First Trust will also be responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net asset (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	FIXD	UCON	DEED	EFIX
Fund net assets up to and including $2.5 billion	0.65000%	0.85000%	0.75000%	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.82875%	0.73125%	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.80750%	0.71250%	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.78625%	0.69375%	0.87875%
Fund net assets greater than $10 billion	0.58500%	0.76500%	0.67500%	0.85500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended February 28, 2025, the cost of purchases and proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust TCW Opportunistic Fixed Income ETF
U.S. Government securities	$10,052,382,655	$10,781,474,619
Non-U.S. Government securities	326,176,614	590,340,223
First Trust TCW Unconstrained Plus Bond ETF
U.S. Government securities	3,986,141,022	3,185,288,988
Non-U.S. Government securities	818,157,421	385,218,591
First Trust TCW Securitized Plus ETF
U.S. Government securities	44,651,470	44,047,395
Non-U.S. Government securities	6,412,199	4,505,005
First Trust TCW Emerging Markets Debt ETF
U.S. Government securities	—	—
Non-U.S. Government securities	21,376,050	22,225,678
For the six months ended February 28, 2025, the Funds had no in-kind transactions.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at February 28, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FIXD
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	$47,538	Unrealized depreciation on forward foreign currency contracts	$1,298,341
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	10,717,353	Unrealized depreciation on futures contracts*	906,939
UCON
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	51,807	Unrealized depreciation on forward foreign currency contracts	1,247,632
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	3,772,073	Unrealized depreciation on futures contracts*	9,467,054
DEED
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	36,395
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	121,431	Unrealized depreciation on futures contracts*	—
EFIX
Forward foreign currency contracts	Currency Risk	Unrealized appreciation on forward foreign currency contracts	20,125	Unrealized depreciation on forward foreign currency contracts	—

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended February 28, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FIXD	UCON	DEED	EFIX
Currency Risk Exposure
Net realized gain (loss) on forward foreign currency contracts	$6,340,287	$4,244,463	$70,459	$(3,682)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	95,016	(505,130)	(3,793)	22,524
Interest Rate Risk Exposure
Net realized gain (loss) on:
Futures contracts	(19,710,194)	(1,800,476)	(426,858)	—
Swap contracts	2,641,809	317,482	—	—
Net change in unrealized appreciation (depreciation) on:
Purchased swaptions contracts	(759,302)	—	—	—
Futures contracts	11,879,436	(7,120,443)	149,737	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Statements of Operations Location	FIXD	UCON	DEED	EFIX
Swap contracts	$702,525	$83,279	$—	$—
FIXD
During the six months ended February 28, 2025, the premiums for purchased swaptions contracts opened were $1,891,918 and the premiums for purchased swaptions contracts closed, exercised and expired were $0.
The average notional value of forward foreign currency contracts outstanding during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $103,526,171.
The average notional value of futures contracts during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $1,653,670,160.
The average notional value of interest rate swaps during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $11,064,400.
UCON
The average notional value of forward foreign currency contracts outstanding during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $69,048,506.
The average notional value of futures contracts during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $1,389,473,475.
The average notional value of interest rate swaps during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $3,279,000.
DEED
The average notional value of forward foreign currency contracts outstanding during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $1,547,673.
The average notional value of futures contracts during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $19,188,674.
EFIX
The average notional value of forward foreign currency contracts outstanding during the six months ended February 28, 2025, which is indicative of the volume of this derivative type, was $163,191.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before December 31, 2025.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:
On March 10, 2025, the Board of Trustees voted to terminate the investment sub-advisory agreements among the Trust, on behalf of FIXD and UCON, First Trust, and TCW effective at the close of business on May 9, 2025 (the “Termination”). First Trust will continue to serve as investment advisor to the Funds. In anticipation of the Termination, the Board approved a new investment sub-advisory agreement among the Trust, on behalf of FIXD and UCON, First Trust, and Smith Capital Investors, LLC (“Smith Capital”) (the “New Sub-Advisory Agreement”), subject to the approval of the Funds’ shareholders. A special meeting of shareholders of the Funds will be held at which the New Sub-Advisory Agreement will be submitted to shareholders of FIXD and UCON for approval. There can be no assurance that the necessary percentage of the shareholders of FIXD and UCON will vote to approve the New Sub-Advisory Agreement. In addition, to avoid any interruption of investment sub-advisory services for FIXD and UCON prior to receipt of shareholder approval of the New Sub-Advisory Agreement, the Board approved an interim investment sub-advisory agreement with Smith Capital for FIXD and UCON which will become effective upon the Termination and will remain in effect for a maximum period of 150 days from its effective date. For FIXD and UCON, under the interim sub-advisory agreement and, if approved by the shareholders, the New Sub-Advisory Agreement, Smith Capital, a federally registered investment advisor, will be responsible for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio.
In addition, the Board of Trustees, subject to shareholder approval, approved a “manager of managers” structure for FIXD and UCON (the “Manager of Managers Structure”). In general terms, if implemented, the Manager of Managers Structure would permit First Trust, subject to approval by the Board of Trustees, to appoint and replace affiliated and unaffiliated investment sub-advisors and enter into and materially amend investment sub-advisory agreements for the FIXD and UCON without shareholder approval. For the Manager of Managers Structure to be implemented for FIXD and UCON, it must be approved by shareholders. The New Sub-Advisory Agreement and Manager of Managers Structure will be submitted to the shareholders of FIXD and UCON for approval at a

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)
special meeting of shareholders of FIXD and UCON that is expected to be held later this year. Upon Smith Capital becoming investment sub-advisor to FIXD and UCON, the name of each Fund will be changed to replace “TCW” with “Smith.”
On March 10, 2025, the Board of Trustees voted to terminate the investment sub-advisory agreements among the Trust, on behalf of DEED, First Trust, and TCW, effective at the close of business on May 9, 2025 (the “DEED Termination”). First Trust will continue to serve as investment advisor to DEED and will assume portfolio management responsibilities for DEED upon the DEED Termination. In connection with First Trust’s assumption of portfolio management responsibilities for DEED upon the DEED Termination, it is anticipated that DEED will be managed in a manner consistent with the investment strategies and policies currently described in DEED’s prospectus. The name of the Fund will also be changed to remove “TCW” at such time.
On March 10, 2025, the Board of Trustees of the Trust voted to terminate and liquidate EFIX pursuant to a Plan of Liquidation and Termination (the “Plan”) approved by the Board. The Board determined that the termination and liquidation of EFIX was in the best interests of EFIX. Please note that trading in EFIX on NYSE Arca, Inc. was halted effective as of the close of business on April 8, 2025, and EFIX was liquidated as a series of the Trust as of the close of business on April 15, 2025 (the “Liquidation Date”).

Other Information
First Trust Exchange-Traded Fund VIII
February 28, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended February 28, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended February 28, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Registrant’s Semi-annual Report filed under Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	May 8, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	May 8, 2025

* Print the name and title of each signing officer under his or her signature.